As filed with the Securities and Exchange Commission on 11/7/2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund
Class I | ABYIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$176	1.79%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K367

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-3.89	3.18	1.91
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Changes to Fund’s Investment Adviser or Sub Adviser:
Eclipse Capital Management was removed as a trading adviser in December 2024.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K367

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K367

Abbey Capital Futures Strategy Fund
Class A | ABYAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$200	2.04%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K375

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-4.07	2.91	1.65
Class A (with sales charge)	-9.61	1.69	1.05
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Changes to Fund’s Investment Adviser or Sub Adviser:
Eclipse Capital Management was removed as a trading adviser in December 2024.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K375

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K375

Abbey Capital Futures Strategy Fund
Class C | ABYCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$272	2.79%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Futures Strategy Fund (the “Fund”) saw negative performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s diversified trendfollowing sub-advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. Global bond yield moves were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance across currencies, agricultural commodities and metals markets were also negative.
The Fund did capture gains in equities. Despite some choppy moves in equity markets at times during the Period, long positions held across several equity indices resulted in gains as global stocks reached new record highs.

Top Contributors
↑	Equity indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
↓	Agricultural Commodities
↓	Metals
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K359

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception
Class C (without contingent deferred sales charge)[1]	-4.88	2.16	0.95
Class C (with contingent deferred sales charge)[1]	-5.82	2.16	0.95
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was October 6, 2015 and the inception date of the Fund was July 1, 2014. Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,321,536,265
Number of Holdings	1,098
Net Advisory Fee	43,812,242
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	16.7%
Currency	13.7%
Energy	12.1%
Equity	36.4%
Fixed Income	6.2%
Metals	14.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K359

Changes to Fund’s Investment Adviser or Sub Adviser:
Eclipse Capital Management was removed as a trading adviser in December 2024.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K359

Abbey Capital Multi Asset Fund
Class I | MAFIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$179	1.79%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W882

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I	0.49	7.34	9.38
S&P Total Return Index	15.88	14.74	14.65
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W882

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W882

Abbey Capital Multi Asset Fund
Class A | MAFAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$204	2.04%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	0.18	7.06	9.10
Class A (with sales charge)[1]	-5.57	5.80	8.23
S&P 500 Total Return Index	15.88	14.74	14.65
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W700

Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W700

Abbey Capital Multi Asset Fund
Class C | MAFCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$278	2.79%
*	Annualized
HOW DID THE FUND PERFORM LAST PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Abbey Capital Multi Asset Fund (the “Fund”) saw modestly positive performance over the period from September 1, 2024 to August 31, 2025 (the “Period”). The Fund’s Long US Equity strategy was the driver of positive performance, with mostly offsetting losses recorded by the Managed Futures strategy.
The Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. Despite some choppy moves in global equity markets at times during the Period, US stocks rose strongly and reached new record highs. Periods of positive performance included October and November, when US equities rallied alongside the US presidential election, and from mid-April onwards when substantial US trade tariffs were paused and scaled back.
For the Managed Futures strategy, losses occurred in fixed income and energy. Global bond yields were generally choppy throughout the period owing to uncertainty about the timing of potential interest rate cuts by central banks and a fluctuating outlook for global growth in light of changing US trade policy. This uncertainty contributed to a lack of clear price trends and several price reversals in fixed income markets which proved challenging for some of the Fund’s underlying sub-advisers. Energy losses stemmed primarily from trading in crude oil and natural gas contracts. Performance in currencies was also negative, while the Managed Futures strategy was positive in equities, agricultural commodities and metals.

Top Contributors
↑	Equity Indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Fixed Income
↓	Energy
↓	Currencies
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	-0.55	6.28	8.30
Class C (with contingent deferred sales charge)[1]	-1.51	6.28	8.30
S&P 500 Total Return Index	15.88	14.74	14.65
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$897,548,815
Number of Holdings	635
Net Advisory Fee	17,340,076
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	12.1%
Currency	12.0%
Energy	8.2%
Equity	52.7%
Fixed Income	4.8%
Metals	10.3%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.

Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2025, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W809

Changes to Fund’s Investment Adviser or Sub Adviser:
Systematica Investments Limited was added as a trading adviser in October 2024. Eclipse Capital Management was removed as a trading adviser in December 2024.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W809

Adara Smaller Companies Fund
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025 (the “period”).  You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$85	0.80%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 12.25% for the fiscal year ended August 31, 2025. The Fund outperformed the benchmark Russell 2000 Total Return Index, which returned 8.17% over the same period. The Fund underperformed the Russell 3000 Total Return Index which returned 15.84% over the same period.
The Fund’s allocation to microcap managers contributed to its outperformance over the Russell 2000 Total Return Index during the period. Microcap stocks, as measured by the Russell Microcap Total Return Index, were up 16.25% for the period.
The Fund’s allocation to smaller market cap stocks was a detractor to performance relative to the Russell 3000 Total Return Index, as large cap stocks outperformed small cap stocks during the period.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management, LLC (“Driehaus”) and Pacific Ridge Capital Partners, LLC (“Pacific Ridge”); small-cap managers Pier Capital, LLC (“Pier”) and River Road Asset Management, LLC (“River Road”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of 16.88%, followed in order by Pacific Ridge (16.56%), River Road (11.96%), Pier (7.95%) and Aperio (6.83%).
As of August 31, 2025, the Fund’s assets were allocated 25% to Driehaus, followed by Pacific Ridge with 23%, Aperio with 17%, River Road with 17%, Pier with 16% and the remaining 2% in a cash sleeve.

Top Contributors
↑	ThredUp Inc Ordinary Shares - Class A
↑	Porch Group Inc Ordinary Shares - Class A
↑	United States Antimony Corp
↑	Amprius Technologies Inc
↑	Lightbridge Corp

Top Detractors
↓	Rocket Pharmaceuticals Inc
↓	Myriad Genetics Inc
↓	PACS Group Inc
↓	Arvinas Inc
↓	Krispy Kreme Inc
Adara Smaller Companies Fund	PAGE 1	TSR-AR-74925K342

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.25	12.90	11.46
Russell 3000 Total Return Index	15.84	14.11	13.98
Russell 2000 Total Return Index	8.17	10.13	8.88
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$703,111,423
Number of Holdings	669
Net Advisory Fee	$4,454,891
Portfolio Turnover	71%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Motorcar Parts of America, Inc.	0.7%
Build-A-Bear Workshop, Inc.	0.7%
CoreCivic, Inc.	0.7%
Northeast Bank	0.7%
NWPX Infrastructure, Inc.	0.7%
Bowman Consulting Group Ltd.	0.6%
Heritage Insurance Holdings, Inc.	0.6%
Natural Gas Services Group, Inc.	0.6%
Alico, Inc.	0.6%
McGrath RentCorp	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	21.6%
Financial	18.9%
Industrial	17.5%
Consumer, Cyclical	14.7%
Technology	8.7%
Energy	3.7%
Communications	3.6%
Basic Materials	3.1%
Utilities	1.2%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
Adara Smaller Companies Fund	PAGE 2	TSR-AR-74925K342

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Adara Smaller Companies Fund	PAGE 3	TSR-AR-74925K342

Aquarius International Fund
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025 (the “period”).  You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$71	0.67%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 13.32% for the fiscal year ended August 31, 2025. For the same period, the Fund underperformed its benchmark, the MSCI ACWI ex USA Gross Index, which returned 16.11%. The Fund’s security selection and underweight exposure to Chinese equities were major detractors from relative performance versus the benchmark.
Developed international equities, as measured by the MSCI EAFE Index, were up 14.46% for the period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 17.66% for the period. The U.S. Dollar Index weakened by 3.86% in the period.
The Fund ended the period with four underlying sub-advisers: international developed markets managers Mawer Investment Management, Ltd. (“Mawer”) and Boston Partners Global Investors, Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management, LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Returns for the underlying sub-advisers during the period were Aperio at +14.92%, followed by Mawer +14.53%, Boston Partners +13.81%, and Driehaus +10.86%.
The proportions of Fund assets allocated to the Fund’s sub-advisers at the end of the period were as follows: Boston Partners 35%, Mawer 33%, Aperio 16%, Driehaus 15%, and the remainder in a cash sleeve.

Top Contributors
↑	Laopu Gold Co Ltd Ordinary Shares - Class H
↑	Pop Mart International Group Ltd Ordinary Shares
↑	Celestica Inc Ordinary Shares
↑	Siemens Energy AG Ordinary Shares
↑	Doosan Enerbility Co Ltd

Top Detractors
↓	Novo Nordisk AS Class B
↓	Novo Nordisk AS ADR
↓	Aspen Pharmacare Holdings Ltd ADR
↓	Orsted AS
↓	Icon PLC
Aquarius International Fund	PAGE 1	TSR-AR-74933W502

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/17/2018)
Aquarius International Fund	13.32	7.67	5.45
MSCI ACWI ex USA Gross Index	16.11	9.49	6.60
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$687,991,797
Number of Holdings	853
Net Advisory Fee	$3,128,918
Portfolio Turnover	64%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	3.1%
Shell PLC	1.8%
BAE Systems PLC	1.5%
Alibaba Group Holding Ltd.	1.4%
HDFC Bank Ltd.	1.4%
Weir Group PLC	1.4%
AstraZeneca PLC	1.4%
Hitachi Ltd.	1.3%
Aon PLC	1.3%

Top Sectors	(% of Net Assets)
Financials	23.8%
Industrials	20.7%
Information Technology	11.3%
Communication Services	8.4%
Health Care	8.0%
Consumer Discretionary	7.2%
Consumer Staples	5.5%
Materials	5.1%
Energy	4.0%
Utilities	1.4%
Real Estate	0.3%
Other Assets in Excess of Liabilities	4.3%
Aquarius International Fund	PAGE 2	TSR-AR-74933W502

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aquarius International Fund	PAGE 3	TSR-AR-74933W502

Boston Partners All-Cap Value Fund
Institutional Class | BPAIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	0.80%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain, but underperformed both the Russell 3000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, positioning within Information Technology, Materials, and Consumer Staples contributed the most to performance. Stock-picking within Health Care and Industrials represented the most significant drag on results.

How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund holds large overweight positions in the Information Technology and Financials sectors and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Oracle Corp.
↑	JPMorgan Chase & Co.
↑	Philip Morris International, Inc.
↑	Booking Holdings, Inc.
↑	Jabil, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Centene Corp.
↓	Elevance Health, Inc.
↓	AMN Healthcare Services, Inc.
↓	Global Payments, Inc.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255139

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.90	14.35	10.61
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 3000® Value Total Return Index	9.12	12.98	10.12
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,286,114,930
Number of Holdings	109
Net Advisory Fee	$9,014,595
Portfolio Turnover	37%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.4%
CRH PLC	2.2%
Philip Morris International, Inc.	2.2%
Johnson & Johnson	2.0%
Alphabet, Inc.	2.0%
AbbVie, Inc.	1.9%
Corpay, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Medtronic PLC	1.8%

Top Sectors†	(% of net assets)
Financials	28.6%
Information Technology	20.0%
Health Care	14.6%
Industrials	13.2%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Communication Services	4.8%
Energy	3.4%
Materials	2.9%
Cash & Other	1.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255139

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255139

Boston Partners All-Cap Value Fund
Investor Class | BPAVX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$110	1.05%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain, but underperformed both the Russell 3000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, positioning within Information Technology, Materials, and Consumer Staples contributed the most to performance. Stock-picking within Health Care and Industrials represented the most significant drag on results.

How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund holds large overweight positions in the Information Technology and Financials sectors and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Oracle Corp.
↑	JPMorgan Chase & Co.
↑	Philip Morris International, Inc.
↑	Booking Holdings, Inc.
↑	Jabil, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Centene Corp.
↓	Elevance Health, Inc.
↓	AMN Healthcare Services, Inc.
↓	Global Payments, Inc.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255121

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.65	14.07	10.34
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 3000® Value Total Return Index	9.12	12.98	10.12
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,286,114,930
Number of Holdings	109
Net Advisory Fee	$9,014,595
Portfolio Turnover	37%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.4%
CRH PLC	2.2%
Philip Morris International, Inc.	2.2%
Johnson & Johnson	2.0%
Alphabet, Inc.	2.0%
AbbVie, Inc.	1.9%
Corpay, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Medtronic PLC	1.8%

Top Sectors†	(% of net assets)
Financials	28.6%
Information Technology	20.0%
Health Care	14.6%
Industrials	13.2%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Communication Services	4.8%
Energy	3.4%
Materials	2.9%
Cash & Other	1.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255121

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255121

Boston Partners Small Cap Value Fund II
Institutional Class | BPSIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$104	0.99%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain and outperformed the Russell 2000 Value Index, but trailed its broad-based securities market index, the Russell 3000 Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Consumer Discretionary and Industrials contributed most to relative results. Positioning in Materials and Health Care represented the most significant drag on performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Industrials and Consumer Discretionary sectors, and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Magnite, Inc.
↑	Interdigital, Inc.
↑	Primoris Services Corp.
↑	Sterling Infrastructure, Inc.
↑	SLM Corp.

Top Detractors
↓	Evolent Health, Inc. Class A
↓	Lantheus Holdings, Inc.
↓	Weatherford International PLC
↓	Methanex Corp.
↓	Ultra Clean Holdings, Inc.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-AR-749255345

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.97	14.79	8.96
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$640,640,356
Number of Holdings	159
Net Advisory Fee	$4,638,897
Portfolio Turnover	70%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Magnite, Inc.	1.9%
Federal Agricultural Mortgage Corp.	1.6%
FirstCash Holdings, Inc.	1.5%
Primoris Services Corp.	1.5%
SLM Corp.	1.3%
InterDigital, Inc.	1.3%
Preferred Bank	1.1%
Laureate Education, Inc.	1.1%
Assured Guaranty Ltd.	1.1%
Viper Energy, Inc.	1.1%

Top Sectors†	(% of net assets)
Financials	31.2%
Industrials	20.0%
Consumer Discretionary	18.0%
Information Technology	10.4%
Energy	4.1%
Health Care	3.6%
Consumer Staples	3.5%
Communication Services	3.5%
Materials	1.5%
Cash & Other	4.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-AR-749255345

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 3	TSR-AR-749255345

Boston Partners Small Cap Value Fund II
Investor Class | BPSCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$131	1.24%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain and outperformed the Russell 2000 Value Index, but trailed its broad-based securities market index, the Russell 3000 Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Consumer Discretionary and Industrials contributed most to relative results. Positioning in Materials and Health Care represented the most significant drag on performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Industrials and Consumer Discretionary sectors, and significant underweights in Real Estate and Utilities.

Top Contributors
↑	Magnite, Inc.
↑	Interdigital, Inc.
↑	Primoris Services Corp.
↑	Sterling Infrastructure, Inc.
↑	SLM Corp.

Top Detractors
↓	Evolent Health, Inc. Class A
↓	Lantheus Holdings, Inc.
↓	Weatherford International PLC
↓	Methanex Corp.
↓	Ultra Clean Holdings, Inc.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-AR-749255337

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	10.69	14.50	8.69
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$640,640,356
Number of Holdings	159
Net Advisory Fee	$4,638,897
Portfolio Turnover	70%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Magnite, Inc.	1.9%
Federal Agricultural Mortgage Corp.	1.6%
FirstCash Holdings, Inc.	1.5%
Primoris Services Corp.	1.5%
SLM Corp.	1.3%
InterDigital, Inc.	1.3%
Preferred Bank	1.1%
Laureate Education, Inc.	1.1%
Assured Guaranty Ltd.	1.1%
Viper Energy, Inc.	1.1%

Top Sectors†	(% of net assets)
Financials	31.2%
Industrials	20.0%
Consumer Discretionary	18.0%
Information Technology	10.4%
Energy	4.1%
Health Care	3.6%
Consumer Staples	3.5%
Communication Services	3.5%
Materials	1.5%
Cash & Other	4.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-AR-749255337

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 3	TSR-AR-749255337

WPG Partners Select Small Cap Value Fund
Institutional | WPGSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$108	1.10%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a loss and underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, positioning within Communication Services and Financials was the most significant detractor from relative results. Stock-picking in Industrials and Real Estate represented the most significant contribution to performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Financials and Industrials sectors, and significant underweights in Information Technology and Communication Services.

Top Contributors
↑	Tutor Perini Corp.
↑	National Vision Holdings, Inc.
↑	Silicon Motion Technology Corp.
↑	Thyssenkrupp AG
↑	Holley, Inc.

Top Detractors
↓	Enovis Corp.
↓	Vivid Seats, Inc. Class A
↓	Vimeo, Inc.
↓	Ashland, Inc.
↓	Teleflex, Inc.
WPG Partners Select Small Cap Value Fund	PAGE 1	TSR-AR-74933W676

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	-3.86	8.39
Russell 3000® Total Return Index	15.84	9.31
Russell 2000® Value Total Return Index	5.83	3.41
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$189,411,677
Number of Holdings	48
Net Advisory Fee	$1,472,841
Portfolio Turnover	155%
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Teleflex, Inc.	4.8%
NCR Voyix Corp.	4.0%
Silicon Motion Technology Corp.	3.7%
Prosperity Bancshares, Inc.	3.2%
Vimeo, Inc.	3.2%
Maximus, Inc.	3.0%
Tri Pointe Homes, Inc.	2.8%
Broadstone Net Lease, Inc.	2.8%
Enovis Corp.	2.7%
Alpha & Omega Semiconductor Ltd.	2.7%

Top Sectors†	(% of net assets)
Industrials	17.3%
Financials	16.0%
Information Technology	15.5%
Consumer Discretionary	11.9%
Health Care	9.7%
Materials	6.8%
Energy	5.3%
Real Estate	4.2%
Communication Services	4.0%
Cash & Other	9.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
WPG Partners Select Small Cap Value Fund	PAGE 2	TSR-AR-74933W676

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Small Cap Value Fund	PAGE 3	TSR-AR-74933W676

WPG Partners Small Cap Value Diversified Fund
Institutional | WPGTX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$111	1.10%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Materials and Financials were the most significant detractors from relative results. Positioning in Real Estate and Consumer Discretionary represented the most significant contribution to performance.

How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund holds large overweight positions in the Materials and Industrials sectors, and significant underweights in Financials and Real Estate.

Top Contributors
↑	Blackberry Limited
↑	Silicon Motion Technology Corp.
↑	Thyssenkrupp AG
↑	Air Lease Corp. Class A
↑	Leonardo DRS, Inc.

Top Detractors
↓	Teleflex, Inc.
↓	Enovis Corp.
↓	Clarivate PLC
↓	Tronox Holdings PLC
↓	Huntsman Corp.
WPG Partners Small Cap Value Diversified Fund	PAGE 1	TSR-AR-74925K706

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	1.39	18.36	8.01
Russell 3000® Total Return Index	15.84	14.11	13.98
Russell 2000® Value Total Return Index	5.83	13.06	8.62
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$32,412,520
Number of Holdings	98
Net Advisory Fee	$218,148
Portfolio Turnover	92%
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Silicon Motion Technology Corp.	2.8%
Teleflex, Inc.	2.3%
Brixmor Property Group, Inc.	2.1%
Enterprise Financial Services Corp.	2.0%
NCR Voyix Corp.	2.0%
BGC Group, Inc.	2.0%
Kemper Corp.	1.9%
Air Lease Corp.	1.8%
BrightView Holdings, Inc.	1.8%
Enovis Corp.	1.8%

Top Sectors†	(% of net assets)
Financials	20.0%
Industrials	18.7%
Information Technology	12.4%
Materials	10.3%
Energy	9.3%
Health Care	6.7%
Consumer Discretionary	6.4%
Real Estate	5.8%
Utilities	5.4%
Cash & Other	5.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
WPG Partners Small Cap Value Diversified Fund	PAGE 2	TSR-AR-74925K706

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Small Cap Value Diversified Fund	PAGE 3	TSR-AR-74925K706

Boston Partners Global Sustainability Fund
Institutional Class | BPGSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$98	0.90%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the  MSCI World Index- Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
Stock picking in the Industrials and Consumer Discretionary sectors, as well as an overweight to Financials, made the biggest contributions to outperformance. The Fund’s overweight to Europe was also an overall benefit, as U.S. stocks lagged. Stock selection in Information Technology and Materials generally held back returns versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest overweight at the end of August was to the Financials sector. It’s largest underweight was to Information Technology.

Top Contributors
↑	Rheinmetall AG
↑	SPIE SA
↑	JPMorgan Chase & Co.
↑	Sandoz Group Ltd.
↑	Deutsche Telekom AG

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Kansai Paint Co., Ltd.
↓	Alten SA
↓	ICON PLC
↓	Elevance Health, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Boston Partners Global Sustainability Fund	PAGE 1	TSR-AR-74933W684

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	17.96	10.70
MSCI World Index - Gross Return (USD)	16.17	9.33
MSCI World Index - Net Return (USD)	15.68	8.81
Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$12,079,576
Number of Holdings	84
Net Advisory Fee	$0
Portfolio Turnover	69%
Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SPIE SA	3.0%
Marks & Spencer Group PLC	2.5%
Cie de Saint-Gobain SA	2.5%
Suzuken Co. Ltd.	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Alphabet, Inc.	2.1%
Informa PLC	2.1%
Nomad Foods Ltd.	2.0%
Sandoz Group AG	1.8%
Bank of America Corp.	1.8%

Top Sectors†	(% of net assets)
Financials	24.2%
Industrials	23.7%
Health Care	14.6%
Information Technology	12.0%
Consumer Staples	11.4%
Communication Services	6.1%
Consumer Discretionary	3.8%
Utilities	1.0%
Energy	0.8%
Cash & Other	2.4%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Boston Partners Global Sustainability Fund	PAGE 2	TSR-AR-74933W684

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/global-sus-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Sustainability Fund	PAGE 3	TSR-AR-74933W684

Boston Partners Global Equity Fund
Institutional Class | BPGIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the  MSCI World Index- Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
Stock selection in the Industrials and Health Care sectors, along with an overweight to Financials, were the main contributors to the Fund’s outperformance. The Fund’s overweight to Europe was also an overall benefit, as U.S. stocks lagged. Stock selection in the Information Technology and Consumer Discretionary sectors generally held back returns versus the benchmark.
How is the fund currently positioned?
Relative to the benchmark, the Fund’s largest sector overweights at the end of August were Financials and Industrials. The Fund’s most significant underweight was to Information Technology.

Top Contributors
↑	Rheinmetall AG
↑	Natwest Group PLC
↑	Commerzbank AG
↑	Banco Bilbao Vizcaya Argentaria SA
↑	CRH Public Limited Company

Top Detractors
↓	Capgemini SE
↓	Renesas Electronics Corp.
↓	Samsung Electronics Co., Ltd.
↓	WH Smith PLC
↓	Kansai Paint Co., Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Boston Partners Global Equity Fund	PAGE 1	TSR-AR-74925K557

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	17.49	16.22	9.67
MSCI THE WORLD INDEX Gross (USD)	16.17	13.42	12.22
MSCI THE WORLD INDEX Net (USD)	15.68	12.89	11.65
MSCI World Value Net Total Return Index	11.94	12.77	8.76
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$277,171,626
Number of Holdings	118
Net Advisory Fee	$1,832,121
Portfolio Turnover	55%
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
CRH PLC	2.7%
Tesco PLC	1.7%
AstraZeneca PLC	1.6%
Cie de Saint-Gobain SA	1.5%
Rexel SA	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.5%
IMI PLC	1.4%
Nordea Bank Abp	1.4%
Goldman Sachs Group, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Top Sectors†	(% of net assets)
Financials	26.9%
Industrials	20.5%
Health Care	11.2%
Consumer Staples	9.5%
Information Technology	7.2%
Energy	6.9%
Materials	5.9%
Communication Services	3.2%
Consumer Discretionary	2.9%
Cash & Other	5.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
Boston Partners Global Equity Fund	PAGE 2	TSR-AR-74925K557

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 3	TSR-AR-74925K557

Boston Partners Long/Short Equity Fund
Institutional Class | BPLSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$258	2.37%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The  U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.
What were the top contributors and detractors?
Stock selection in the Financials and Industrials sectors generally led contributions to the Fund’s outperformance during the year. Stock picking in Communication Services and short positions in Information Technology generally held back results versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was  Financials. The Fund’s largest net underweight was to Information Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255261

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	17.30	18.37	9.34
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,229,703
Number of Holdings	209
Net Advisory Fee	$1,135,766
Portfolio Turnover	54%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc.	2.0%
British American Tobacco PLC	1.9%
Newmark Group, Inc.	1.9%
Super Group SGHC Ltd.	1.9%
BGC Group, Inc.	1.8%
Galliford Try Holdings PLC	1.8%
Twilio, Inc.	1.6%
InterDigital, Inc.	1.6%
Broadcom, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	21.4%
Information Technology	15.5%
Health Care	8.4%
Industrials	7.9%
Consumer Discretionary	6.4%
Real Estate	3.5%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	2.8%
Energy	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255261

Boston Partners Long/Short Equity Fund
Investor Class | BPLEX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$284	2.62%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a sizable gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The  U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.
What were the top contributors and detractors?
Stock selection in the Financials and Industrials sectors generally led contributions to the Fund’s outperformance during the year. Stock picking in Communication Services and short positions in Information Technology generally held back results versus the benchmark.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was  Financials. The Fund’s largest net underweight was to Information Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255253

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	17.00	18.09	9.07
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,229,703
Number of Holdings	209
Net Advisory Fee	$1,135,766
Portfolio Turnover	54%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc.	2.0%
British American Tobacco PLC	1.9%
Newmark Group, Inc.	1.9%
Super Group SGHC Ltd.	1.9%
BGC Group, Inc.	1.8%
Galliford Try Holdings PLC	1.8%
Twilio, Inc.	1.6%
InterDigital, Inc.	1.6%
Broadcom, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	21.4%
Information Technology	15.5%
Health Care	8.4%
Industrials	7.9%
Consumer Discretionary	6.4%
Real Estate	3.5%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	2.8%
Energy	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255253

Boston Partners Long/Short Research Fund
Institutional Class | BPIRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$201	1.92%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed its benchmark, the S&P 500 Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Information Technology and Communication Services detracted from relative performance as did its short positions in Industrials and Financials. Long positions in Utilities and Materials as well as short positions in Consumer Staples all added value.

How is the Fund currently positioned?
The Fund’s largest net exposures at the end of the period were in Industrials and Financials. The Fund’s smallest net exposures were in Real Estate and Consumer Discretionary.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K581

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.85	13.40	6.28
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$538,841,745
Number of Holdings	427
Net Advisory Fee	$7,027,561
Portfolio Turnover	65%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.5%
Wells Fargo & Co.	1.3%
AbbVie, Inc.	1.3%
Frontdoor, Inc.	1.2%
Bank of America Corp.	1.1%
Alphabet, Inc.	1.1%
Booking Holdings, Inc.	1.0%
Jacobs Solutions, Inc.	1.0%
CRH PLC	0.9%
Flutter Entertainment PLC	0.9%

Top Sectors†	(% of net assets)
Industrials	19.1%
Financials	18.0%
Health Care	9.6%
Information Technology	9.3%
Utilities	7.4%
Consumer Discretionary	6.2%
Materials	4.9%
Consumer Staples	3.7%
Communication Services	2.6%
Real Estate	2.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K581

Boston Partners Long/Short Research Fund
Investor Class | BPRRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$226	2.17%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the Fund posted a gain but underperformed its benchmark, the S&P 500 Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, with inflation remaining more subdued and the unemployment rate relatively low and stable. While there remains some concern about overall durability of the economy, particularly in light of the Trump administration’s shifting stance regarding tariffs and trade, the backdrop for equities was generally constructive during the period.

What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Information Technology and Communication Services detracted from relative performance as did its short positions in Industrials and Financials. Long positions in Utilities and Materials as well as short positions in Consumer Staples all added value.

How is the Fund currently positioned?
The Fund’s largest net exposures at the end of the period were in Industrials and Financials. The Fund’s smallest net exposures were in Real Estate and Consumer Discretionary.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.58	13.11	6.03
S&P 500 Total Return Index	15.88	14.74	14.60
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$538,841,745
Number of Holdings	427
Net Advisory Fee	$7,027,561
Portfolio Turnover	65%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.5%
Wells Fargo & Co.	1.3%
AbbVie, Inc.	1.3%
Frontdoor, Inc.	1.2%
Bank of America Corp.	1.1%
Alphabet, Inc.	1.1%
Booking Holdings, Inc.	1.0%
Jacobs Solutions, Inc.	1.0%
CRH PLC	0.9%
Flutter Entertainment PLC	0.9%

Top Sectors†	(% of net assets)
Industrials	19.1%
Financials	18.0%
Health Care	9.6%
Information Technology	9.3%
Utilities	7.4%
Consumer Discretionary	6.2%
Materials	4.9%
Consumer Staples	3.7%
Communication Services	2.6%
Real Estate	2.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K573

Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class | BELSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$158	1.53%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2025, the fund posted a positive return but lagged its benchmark index, the MSCI Emerging Markets Index – Net Return.
What factors influenced performance?
Global markets generally delivered positive returns during the past year. Moderating inflation, interest rate reductions in many countries, and emerging clarity around the Trump administration’s tariff proposals were some of the tailwinds for equities.
What were the top contributors and detractors?
The Fund’s short positions in Information Technology were the top detractors from performance versus the benchmark, while stock picking in the Health Care sector made the largest positive contribution to relative performance.
How is the Fund currently positioned?
Relative to the benchmark, the Fund’s largest net overweight sector at the end of August was Communication Services. The Fund’s largest net underweight was to Information Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 1	TSR-AR-74925K326

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.97	2.11	3.52
MSCI Emerging Markets - Gross Return (USD)	17.66	5.69	7.36
MSCI Emerging Markets Index - Net Return (USD)	16.80	5.21	6.92
Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$62,793,510
Number of Holdings	319
Net Advisory Fee	$585,767
Portfolio Turnover	207%
Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Samsung Electronics Co., Ltd.	4.3%
Credicorp Ltd.	3.0%
Muyuan Foods Co., Ltd.	2.9%
Millicom International Cellular SA	2.9%
Reliance Industries Ltd.	2.8%
Abu Dhabi Islamic Bank PJSC	2.7%
HDFC Bank Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Grupo Financiero Banorte SAB de CV	2.0%
America Movil SAB de CV	1.9%

Top Sectors†	(% of net assets)
Financials	15.1%
Communication Services	11.1%
Information Technology	10.5%
Materials	10.3%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Energy	3.0%
Real Estate	2.0%
Consumer Discretionary	1.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 2	TSR-AR-74925K326

Campbell Systematic Macro Fund
Class A | EBSAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$203	2.00%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W841

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Class A shares of the Fund and assumes the maximum sales charge. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)**	3.06	10.09	4.19
Class A (with sales charge)	-0.59	9.32	3.83
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W841

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%
*	GBP - British Pound HUF - Hungarian Forint TWD - New Taiwan Dollar USD -United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W841

Campbell Systematic Macro Fund
Class C | EBSCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$278	2.75%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W817

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Class C shares of the Fund and assumes the maximum sales charge. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)**	2.26	9.30	3.42
Class C (with sales charge)	1.26	9.30	3.42
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W817

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%
*	GBP - British Pound HUF - Hungarian Forint TWD - New Taiwan Dollar USD -United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W817

Campbell Systematic Macro Fund
Class I | EBSIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$178	1.75%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2025, outperforming the  SG CTA Index which returned -5.40% over the same period.
The exposures affecting performance included gains in equity index derivatives, foreign exchange forwards, and commodity futures and losses in fixed income futures. The portfolio maintained a net long position in equity index derivatives for the majority of the period and varied positioning in commodity futures, fixed income futures, and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Quant macro strategies were the most profitable strategies during the period, primarily gaining in commodities, foreign exchange, and equity indices and experiencing losses in fixed income. Momentum strategies were unprofitable during the period, with gains in equity indices and losses in commodities, fixed income, and foreign exchange. Finally, short-term strategies were also not profitable, posting losses in fixed income and experiencing gains in commodities, equity indices, and foreign exchange.
Overall, the Fund performed well in an eventful market environment where investors sentiment and strategic decisions shifted in response to the U.S. presidential election, central bank action, tariff and growth concerns, and heightened geopolitical risks. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	Euro Forwards +2.9%
↑	British Pound Forwards +2.3%
↑	Live Cattle Futures +2.0%
↑	Feeder Cattle Futures +1.5%
↑	Mini S&P 500 Index Futures +1.2%

Top Detractors
↓	10 Year Treasury Notes Futures -1.1%
↓	CME 3-Month SOFR Futures -1.3%
↓	2 Year Treasury Notes Futures -1.5%
↓	Euro-Bund Futures -1.6%
↓	Australian Dollar Forwards -2.2%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W833

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Class I shares of the Fund. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)**	3.38	10.35	4.46
S&P 500 Total Return Index	15.88	14.74	14.60
Barclay BTOP50 Index	-0.40	5.94	2.74
SG CTA Index	-5.40	4.35	2.08
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,966,928,090
Number of Holdings	152
Net Advisory Fee	$25,991,143
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W833

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	8.1%
Live Cattle	0.8%
GBP/USD FWD 20250917	0.3%
HUF/USD FWD 20250917	0.2%
Soybean Meal	0.2%
Gold	0.2%
TWD/USD FWD 20250917	0.2%
FTSE/MIB Index	0.2%
Corn No. 2 Yellow	0.2%

Component Risk Allocation (includes futures contracts)**(% of portfolio risk)
Commodities	26%
Currencies	27%
Equities	18%
Fixed Income	29%
*	GBP - British Pound HUF - Hungarian Forint TWD - New Taiwan Dollar USD -United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment).
Fund materials dated February 28, 2025 were supplemented to reflect the elimination of a 1.00% Contingent Deferred Sales Charge on the Fund’s Class A shares.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As of July 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W833

Free Market U.S. Equity Fund
Institutional Class | FMUEX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$56	0.54%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 8.52% at net asset value. This compares with a return of 15.84% over the same period for the Fund’s primary benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 15.88%, the Russell 2500® Total Return Index returned 10.04%, and the Russell 2000® Index returned 8.17%. Furthermore, for the same time period, the Russell 1000® Value Index returned 9.33% while the Russell 2000® Value returned 5.83% for the twelve months ended August 31, 2025.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Free Market U.S. Equity Fund	PAGE 1	TSR-AR-74925K839

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	8.52	14.84	10.16
Russell 3000 Total Return Index[1]	15.84	14.11	13.98
Russell 2500 Total Return Index	10.04	11.15	9.84
Composite Index[2]	9.90	12.93	10.73
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$4,591,147,644
Number of Holdings	9
Net Advisory Fee	$20,459,573
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA US Small Cap Value Portfolio - Class Institutional	25.4%
Dimensional US Large Cap Value Portfolio III - Class Institutional	17.2%
DFA US Micro Cap Portfolio - Class Institutional	15.1%
DFA US Small Cap Portfolio - Class Institutional	15.0%
iShares Core S&P 500 ETF	8.8%
iShares MSCI USA Value Factor ETF	6.8%
DFA US Large Company Portfolio - Class Institutional	5.9%
U.S. Large Cap Value Series	5.7%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.4%
US Small Cap Equity	40.4%
US Micro Cap Equity	15.1%
Short Term and other Net Assets	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market U.S. Equity Fund	PAGE 2	TSR-AR-74925K839

Free Market International Equity Fund
Institutional Class | FMNEX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$61	0.55%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 23.60% at net asset value. This compares with a return of 14.88% over the same period for the Fund’s primary benchmark, the MSCI World ex USA Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 22.65%, while the MSCI EAFE Small Cap Value Index returned 21.94% and the MSCI Emerging Markets Index returned 16.80%. Furthermore, the MSCI EAFE Small Cap Index returned 18.77% for the twelve months ended August 31, 2025, while the MSCI EAFE Index returned 13.87% for the same period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Free Market International Equity Fund	PAGE 1	TSR-AR-74925K821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	23.60	13.86	8.02
MSCI WORLD ex USA Index (Net Dividends)	14.88	10.50	7.63
Composite Index[1]	18.12	9.53	7.40
1	Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$3,814,803,257
Number of Holdings	9
Net Advisory Fee	$16,544,729
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Class Institutional	40.3%
DFA International Value Portfolio III - Class Institutional	16.6%
International Value Series	13.6%
Dimensional International Small Cap ETF	9.9%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
DFA Emerging Markets Value Portfolio - Class Institutional	4.8%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Developed Small	50.2%
Developed Large	35.0%
Emerging Large	9.9%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market International Equity Fund	PAGE 2	TSR-AR-74925K821

Free Market Fixed Income Fund
Institutional Class | FMFIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	0.54%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund returned 4.26%. This compares with a return of 3.14% over the same period for the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	4.26	1.10	1.58
Bloomberg U.S. Aggregate Bond Index[1]	3.14	-0.68	1.80
FTSE Wolrd Government Bond Index 1-5 Yr Curr-Hedged USD	4.78	1.59	1.97
Composite Index[2]	4.16	1.10	1.87
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit
Free Market Fixed Income Fund	PAGE 1	TSR-AR-74925K813

Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,944,842,686
Number of Holdings	9
Net Advisory Fee	$14,235,182
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	14.4%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
Invesco Government & Agency Portfolio	0.6%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.1%
Short Term and other Net Assets	14.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market Fixed Income Fund	PAGE 2	TSR-AR-74925K813

Matson Money U.S. Equity VI Portfolio
Institutional Class | FMVUX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	0.73%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 7.94% at net asset value. This compares with a return of 15.84% over the same period for the Fund’s primary benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 15.88%, the Russell 2500® Total Return Index returned 10.04%, and the Russell 2000® Index returned 8.17%. Furthermore, for the same time period, the Russell 1000® Value Index returned 9.33% while the Russell 2000® Value returned 5.83% for the twelve months ended August 31, 2025.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money U.S. Equity VI Portfolio	PAGE 1	TSR-AR-74925K441

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	7.94	14.72	9.94
Russell 3000 Total Return Index[1]	15.84	14.11	13.98
Russell 2500 Total Return Index	10.04	11.15	9.84
Composite Index[2]	9.90	12.93	10.73
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$29,311,947
Number of Holdings	8
Net Advisory Fee	$137,205
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Dimensional US Large Cap Value Portfolio III - Class Institutional	26.0%
DFA Investment VA U.S. Targeted Value Portfolio	15.2%
DFA US Small Cap Portfolio - Class Institutional	15.2%
DFA US Micro Cap Portfolio - Class Institutional	15.2%
DFA US Large Company Portfolio - Class Institutional	13.6%
DFA US Small Cap Value Portfolio - Class Institutional	10.2%
DFA Investment VA U.S. Large Value Portfolio	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
US Large Cap Equity	43.5%
US Small Cap Equity	40.6%
US Micro Cap Equity	15.2%
Short Term and other Net Assets	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money U.S. Equity VI Portfolio	PAGE 2	TSR-AR-74925K441

Matson Money International Equity VI Portfolio
Institutional Class | FMVIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	0.78%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund provided a total return of 22.54% at net asset value. This compares with a return of 14.88% over the same period for the Fund’s primary benchmark, the MSCI World ex USA Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 22.65%, while the MSCI EAFE Small Cap Value Index returned 21.94% and the MSCI Emerging Markets Index returned 16.80%. Furthermore, the MSCI EAFE Small Cap Index returned 18.77% for the twelve months ended August 31, 2025, while the MSCI EAFE Index returned 13.87% for the same period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money International Equity VI Portfolio	PAGE 1	TSR-AR-74925K433

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	22.54	13.37	7.67
MSCI WORLD ex USA Index (Net Dividends)	14.88	10.50	7.63
Composite Index[1]	18.12	9.53	7.40
1	Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$22,483,984
Number of Holdings	9
Net Advisory Fee	$104,744
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.2%
DFA International Small Cap Value Portfolio - Class Institutional	28.1%
DFA Investment VA International Small Portfolio	17.1%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Investment VA International Value Portfolio	5.1%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.9%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	1.0%

Top Sectors	(% of Net Assets)
Developed Small	45.1%
Developed Large	39.1%
Emerging Large	10.1%
Emerging Small	4.9%
Short Term and other Net Assets	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money International Equity VI Portfolio	PAGE 2	TSR-AR-74925K433

Matson Money Fixed Income VI Portfolio
Institutional Class | FMVFX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at
http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$77	0.75%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, the Fund returned 4.04%. This compares with a return of 3.14% over the same period for the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	4.04	0.83	1.32
Bloomberg U.S. Aggregate Bond Index[1]	3.14	-0.68	1.80
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	4.78	1.59	1.97
Composite Index[2]	4.16	1.10	1.87
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit
Matson Money Fixed Income VI Portfolio	PAGE 1	TSR-AR-74925K425

Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$24,921,948
Number of Holdings	11
Net Advisory Fee	$126,507
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.3%
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	15.2%
iShares Core International Aggregate Bond ETF	15.2%
DFA One-Year Fixed Income Portfolio - Class Institutional	11.6%
DFA Investment Global Bond Portfolio	10.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.1%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.1%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
DFA Investment VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Global	40.4%
US Corporate	30.3%
US Government	10.1%
Inflation Protected	5.1%
Short Term and other Net Assets	14.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money Fixed Income VI Portfolio	PAGE 2	TSR-AR-74925K425

Motley Fool Global Opportunities ETF
TMFG (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the FTSE Global All Cap Net Tax Index (the “benchmark). The Fund achieved positive gains towards its investment objective of capital appreciation during an eventful year for global markets.
WHAT FACTORS INFLUENCED PERFORMANCE?
Investors navigated a volatile year that included a Presidential election and subsequent policy shifts, which created pockets of uncertainty, particularly around tariffs. Against this backdrop, individual stock selection was the primary driver of performance, as you might expect from a focused fund with fewer than 50 holdings compared to a benchmark with more than 9,000. While the majority of the Fund’s holdings generated positive returns, roughly three in five did not keep pace with the benchmark. The year also highlighted the impact of short-term market movements on relative returns; the Fund was outperforming the benchmark through the first three quarters of the period, but a challenging final three months of underperformance outweighed those earlier gains.
As long-term focused investors, we accept that this kind of short-term volatility is inherent in equity investing, and our process remains unchanged. Our investment decisions are solely focused on owning what we believe to be high-quality businesses with attractive long-term outlooks. The Fund’s resulting portfolio characteristics, such as being underweight the Information Technology sector and overweight the Industrials sector at period end, are byproducts of this bottom-up stock selection. The Fund’s Active Share of 94.5% further reflects this commitment to active management.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Nintendo Co., Ltd.
↑	Brookfield Asset Management Ltd.

Top Detractors
↓	ICON plc
↓	Rentokil Initial plc
↓	Dr. Ing. h.c. F. Porsche AG
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Global Opportunities ETF	PAGE 1	TSR-AR-74933W635

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Global Opportunities ETF (at Net Asset Value)**	10.59	7.11	11.05
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	15.82	12.18	11.22
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$401,373,607
Number of Holdings	42
Net Advisory Fee	$3,509,222
Portfolio Turnover	15%
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Nintendo Co. Ltd.	6.1%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.5%
Axon Enterprise, Inc.	4.2%
Waste Connections, Inc.	4.2%
Costco Wholesale Corp.	3.4%
International Container Terminal Services, Inc.	3.4%
Watsco, Inc.	3.2%
ICON PLC	3.0%

Top Sectors	(% of Net Assets)
Industrials	21.8%
Financials	17.8%
Consumer Discretionary	13.9%
Communication Services	13.5%
Information Technology	9.5%
Health Care	8.5%
Real Estate	6.4%
Consumer Staples	5.5%
Materials	1.9%
Cash & Other	1.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Motley Fool Global Opportunities ETF	PAGE 2	TSR-AR-74933W635

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Global Opportunities ETF	PAGE 3	TSR-AR-74933W635

Motley Fool Mid-Cap Growth ETF
TMFM (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid-Cap Growth ETF	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “benchmark”), despite achieving positive capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund saw divergent returns from its relatively limited number of holdings. While some individual companies performed very well, their positive contributions were weighed down by a significant number of detractors. In fact, of the 42 holdings held for at least a portion of the period, 23 generated negative returns for the Fund. A large part of the Fund’s relative performance can also be attributed to the outsized returns of two companies not held in the portfolio: Palantir Technologies Inc. (“Palantir”) and AppLovin Corporation (“AppLovin”).  Palantir’s stock more than quadrupled and AppLovin’s more than quintupled during the period. Their substantial growth meant both companies eventually became too large for the mid-cap benchmark and were removed during its June 2025 rebalance.
Despite this mixed performance from individual holdings, the Fund’s strategy remains unchanged. We continue to manage a focused portfolio, holding a selective number of companies that we believe offer high prospects for capital appreciation over a longer timeframe. This approach is evident in the Fund’s structure, which ended the period with an Active Share of 90.6%, with 49.9% of the Fund’s assets in the top ten holdings, and the allocation to just four sectors—Industrials,  Financials, Information, and Health Care—representing more than 83% of Fund assets at period end.

Top Contributors
↑	Axon Enterprise, Inc.
↑	StoneX Group Inc.
↑	Toast, Inc.

Top Detractors
↓	RXO, Inc.
↓	Eastman Chemical Co.
↓	The Cooper Companies, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Mid-Cap Growth ETF	PAGE 1	TSR-AR-74933W627

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Mid-Cap Growth ETF (at Net Asset Value)**	5.22	4.39	8.81
Russell 3000 Total Return Index	15.84	14.11	13.98
Russell Midcap Growth Total Return Index	26.42	11.01	12.96
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$174,495,170
Number of Holdings	35
Net Advisory Fee	$1,623,391
Portfolio Turnover	33%
30-Day SEC Yield	-0.26%
30-Day SEC Yield Unsubsidized	-0.26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	8.1%
Axon Enterprise, Inc.	6.0%
Broadridge Financial Solutions, Inc.	5.2%
Brown & Brown, Inc.	4.9%
Toast, Inc.	4.9%
Guidewire Software, Inc.	4.4%
Fastenal Co.	4.2%
Tyler Technologies, Inc.	4.1%
HealthEquity, Inc.	4.0%
QXO Inc	4.0%

Top Sectors	(% of Net Assets)
Industrials	30.4%
Financials	23.6%
Information Technology	15.6%
Health Care	14.0%
Real Estate	6.7%
Consumer Discretionary	4.8%
Consumer Staples	2.5%
Materials	0.5%
Cash & Other	1.9%
Motley Fool Mid-Cap Growth ETF	PAGE 2	TSR-AR-74933W627

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager. Nathan Weisshaar has been added as a named Portfolio Manager on this Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Mid-Cap Growth ETF	PAGE 3	TSR-AR-74933W627

Motley Fool 100 Index ETF
TMFC (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$56	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund outperformed its benchmark, the S&P 500 Total Return Index, while also closely tracking its underlying index, The Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Investors navigated an eventful year that included a Presidential election and subsequent policy shifts, which created pockets of volatility, particularly around tariff uncertainty. Despite this choppy environment, the market proved resilient, supported by two powerful undercurrents: strong corporate earnings and continued investor enthusiasm for the long-term potential of artificial intelligence. A key development during the period was the broadening of market leadership. While the “Magnificent Seven” stocks (seven of the most influential and high-performing U.S.  technology-focused stocks) remained influential, a wider array of companies contributed to market performance.
The Fund’s specific sector exposures were a primary driver of its  outperformance. The Fund maintained a strategic concentration in the Communication Services, Information Technology, and Consumer Discretionary sectors, all of which posted strong returns for the period. On average, these three sectors represented approximately two-thirds of the Fund’s weight during the period, totaling more than 70% of Fund assets at the end of the period. This sector positioning was a significant factor in the Fund’s results.

Top Contributors
↑	NVIDIA Corp.
↑	Broadcom Inc.
↑	Tesla, Inc.

Top Detractors
↓	Eli Lilly and Company
↓	Apple Inc.
↓	Adobe Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool 100 Index ETF	PAGE 1	TSR-AR-74933W601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/29/2018)
Motley Fool 100 Index ETF (at Net Asset Value)	22.63	15.19	17.74
S&P 500 Total Return Index	15.88	14.74	13.24
Motley Fool 100 Index	23.43	15.81	18.36
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,641,816,290
Number of Holdings	101
Net Advisory Fee	$6,311,445
Portfolio Turnover	31%
30-Day SEC Yield	0.08%
30-Day SEC Yield Unsubsidized	0.08%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.9%
Microsoft Corp.	9.6%
Apple, Inc.	8.9%
Alphabet, Inc.	6.6%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc.	4.8%
Broadcom, Inc.	4.7%
Berkshire Hathaway, Inc.	3.6%
Tesla, Inc.	3.6%
JPMorgan Chase & Co.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	42.2%
Communication Services	15.5%
Consumer Discretionary	14.3%
Financials	12.9%
Health Care	5.7%
Consumer Staples	4.2%
Industrials	3.3%
Real Estate	0.7%
Materials	0.6%
Cash & Other	0.6%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
Motley Fool 100 Index ETF	PAGE 2	TSR-AR-74933W601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool 100 Index ETF	PAGE 3	TSR-AR-74933W601

Motley Fool Small-Cap Growth ETF
TMFS (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund outperformed its benchmark, the Russell 2000 Growth Total Return Index. The Fund’s total return finished remarkably close to the benchmark, a notable outcome given its focused portfolio of 30-40 holdings and an Active Share of 96.5% at period end.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s focused strategy, where a small number of companies are held, means that the performance of individual holdings has an outsized impact. This dynamic was clearly illustrated during the period, as the Fund’s focus worked both for and against returns. On the positive side, companies like StoneX Group, Inc. and Toast, Inc. were significant contributors to performance. These gains, however, were largely offset by the underperformance of other investments, such as RXO, Inc. and Ultragenyx Pharmaceutical, Inc.
This focused approach is a core part of the Fund’s strategy, which is evident in its portfolio structure. At the end of the period, for instance, the Fund’s top ten holdings represented 41.8% of its assets. The sector allocation was similarly focused, with just four sectors—Industrials, Information Technology, Financials, and Health Care—averaging more than 80% of Fund assets over the period and ending the period at 78%. We intend to maintain this relatively focused portfolio, with the goal of selecting holdings that we believe offer high prospects for capital appreciation.

Top Contributors
↑	StoneX Group, Inc.
↑	Toast, Inc.
↑	Inari Medical, Inc.

Top Detractors
↓	RXO, Inc.
↓	Ultragenyx Pharmaceutical Inc.
↓	Northern Oil and Gas, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Small-Cap Growth ETF	PAGE 1	TSR-AR-74933W874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at Net Asset Value)	10.26	3.67	10.49
Russell 3000 Total Return Index	15.84	14.11	15.22
Russell 2000 Growth Total Return Index	10.48	7.07	8.75
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$79,087,617
Number of Holdings	31
Net Advisory Fee	$722,070
Portfolio Turnover	40%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	5.9%
Toast, Inc.	5.8%
GXO Logistics, Inc.	4.3%
Alphatec Holdings, Inc.	4.0%
Alarm.com Holdings, Inc.	3.9%
SiTime Corp.	3.8%
Herc Holdings, Inc.	3.6%
Frontdoor, Inc.	3.6%
Live Oak Bancshares, Inc.	3.5%
HealthEquity Inc	3.4%

Top Sectors	(% of Net Assets)
Industrials	25.5%
Information Technology	18.6%
Financials	17.7%
Health Care	16.6%
Consumer Discretionary	7.4%
Consumer Staples	3.3%
Materials	3.2%
Energy	3.1%
Real Estate	2.2%
Cash & Other	2.4%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
Motley Fool Small-Cap Growth ETF	PAGE 2	TSR-AR-74933W874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Small-Cap Growth ETF	PAGE 3	TSR-AR-74933W874

Motley Fool Capital Efficiency 100 Index ETF
TMFE (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$53	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund generated a positive absolute return, though it trailed its benchmark, the S&P 500 Total Return Index (the “S&P 500”). The Fund closely tracked its underlying index, The Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The period included a Presidential election and subsequent policy shifts, which created market volatility, particularly around tariff uncertainty. Market conditions were supported by strong corporate earnings and continued investor interest in artificial intelligence. The Communication Services sector, which includes companies like Alphabet, Inc., Meta Platforms, Inc., and Netflix, Inc., was the top positive contributor to the Fund’s relative performance.
However, the Fund’s positioning within the Information Technology sector was the primary reason for its underperformance relative to the S&P 500. This was due to two factors inherent in the Fund’s strategy. First, at each quarterly rebalance, individual holdings are adjusted to a maximum of 4.8% of the Fund. This rule limited the Fund’s upside from strong benchmark performers like Nvidia Corp. and Microsoft Corp., but it beneficially limited exposure to Apple, Inc., which underperformed. Second, the Fund’s Capital Efficiency factor adjustment, despite its proven long-term track record, was not beneficial over the past 12 months. Companies like Nvidia Corp., Tesla, Inc., and Broadcom, Inc. were some of the market’s best-performing stocks, but their historical financial reports did not screen favorably from our factor’s perspective.

Top Contributors
↑	Netflix, Inc.
↑	Meta Platforms, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Adobe Inc.
↓	Eli Lilly and Company
↓	UnitedHealth Group Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 1	TSR-AR-74933W643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)	11.98	10.54
S&P 500 Total Return Index	15.88	10.21
Motley Fool Capital Efficiency 100 - Total Return Index	13.12	11.14
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,404,913
Number of Holdings	100
Net Advisory Fee	$380,895
Portfolio Turnover	33%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	6.0%
Apple, Inc.	5.4%
Mastercard, Inc.	5.1%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	4.9%
Microsoft Corp.	4.8%
Visa, Inc.	4.8%
Walmart, Inc.	4.6%
Netflix, Inc.	4.5%
Eli Lilly & Co.	4.4%

Top Sectors	(% of Net Assets)
Information Technology	27.7%
Communication Services	16.9%
Consumer Discretionary	13.5%
Health Care	13.3%
Financials	10.3%
Consumer Staples	10.2%
Industrials	5.5%
Materials	2.4%
Cash & Other	0.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 2	TSR-AR-74933W643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 3	TSR-AR-74933W643

Motley Fool Next Index ETF
TMFX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$55	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025 (the “period”), the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “benchmark”), while closely tracking its underlying index, The Motley Fool Next Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The period included a Presidential election and subsequent policy shifts, which created market volatility. Uncertainty around tariffs and interest rates had a more pronounced impact on the medium and small-sized companies held by the Fund compared to larger corporations. While the market was supported by strong corporate earnings and interest in artificial intelligence (“AI”), many beneficiaries of the AI trend were large-cap stocks not represented in the Fund. On a positive note, the Fund’s holdings in the Communication Services, Energy, and Financials sectors were the most notable positive contributors to performance, though these three sectors combined represented only about 20% of the Fund’s assets.
The primary reason for the Fund’s underperformance can be attributed to the Information Technology sector, which represents nearly a quarter of the Fund’s assets and the benchmark. While the Fund’s tech holdings performed well, they trailed the benchmark due to the extraordinary returns of two companies not held by the Fund: Palantir Technologies, Inc. (“Plantir”) and AppLovin Corporation (“AppLovin”).  Palantir more than quadrupled and AppLovin more than quintupled during the period. The absence of these two outlier stocks was a significant driver of the Fund’s underperformance relative to the benchmark; excluding their impact, the Fund’s selections would have outperformed. Notably, both companies grew so large that they were removed from the benchmark index during its June 2025 rebalance.

Top Contributors
↑	Carvana Co.
↑	Ubiquiti Inc.
↑	Live Nation Entertainment, Inc.

Top Detractors
↓	Enphase Energy, Inc.
↓	BioMarin Pharmaceutical Inc.
↓	Moderna, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Next Index ETF	PAGE 1	TSR-AR-74933W650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at Net Asset Value)	18.03	2.01
Russell 3000 Total Return Index	15.84	9.38
Russell Midcap Growth Total Return Index	26.42	6.70
Motley Fool Next - Total Return Index	18.68	2.54
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$33,202,045
Number of Holdings	196
Net Advisory Fee	$147,550
Portfolio Turnover	27%
30-Day SEC Yield	0.05%
30-Day SEC Yield Unsubsidized	0.05%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	1.9%
Sysco Corp.	1.8%
Live Nation Entertainment, Inc.	1.8%
HEICO Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.6%
Tractor Supply Co.	1.5%
Ubiquiti, Inc.	1.5%
EQT Corp.	1.5%
Broadridge Financial Solutions, Inc.	1.4%
Astera Labs, Inc.	1.4%

Top Sectors	(% of Net Assets)
Information Technology	24.9%
Industrials	19.1%
Consumer Discretionary	14.2%
Financials	12.9%
Health Care	12.3%
Communication Services	6.5%
Consumer Staples	5.8%
Energy	1.7%
Real Estate	1.3%
Cash & Other	1.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Tony Arsta has been added to the role of Chief Investment Officer in addition to being a named Portfolio Manager.
Motley Fool Next Index ETF	PAGE 2	TSR-AR-74933W650

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Next Index ETF	PAGE 3	TSR-AR-74933W650

Optima Strategic Credit Fund
Founders Class Shares | OPTCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Fund for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders Class Shares	$201	1.93%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund employs a systematic model to determine its market stance.   During “risk-on” periods, the Fund takes a long position in high-yield credit, while in “risk-off” periods, it exits the market and allocates capital to money market funds and treasury bills. Over the past year, the model signaled a risk-on stance for most of the period, which significantly influenced performance. Returns were primarily driven by the Fund’s exposure to high-yield markets through  HY CDX swaps. Specifically, the Fund was long credit from September 2024 to late January 2025, and again from early May 2025 through year-end. During the interim period between January 2025 and May 2025, when the Fund was out of the market, returns were generated from treasury bills and money market funds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in Founders Class shares of the Fund.  The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Founders Class Shares (without sales charge)	8.10	3.49
Bloomberg U.S. Universal Total Return Index	3.72	-0.14
Markit CDX.NA.HY 5Y Long Total Return Index	9.54	8.57
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
Optima Strategic Credit Fund	PAGE 1	TSR-AR-74933W718

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,155,104
Number of Holdings	4
Net Advisory Fee	$135,768
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(%) of net assets
iShares iBoxx $ High Yield Corporate Bond ETF	29.0%
United States Treasury Note/Bond	27.9%
First American Treasury Obligations Fund - Class X	25.8%
MARKIT CDX.NA.HY.44 06/30 (SELL PROTECTION)	2.1%

Top Sectors	(%) of net assets
U.S. Government	27.9%
Cash & Other	72.1%
Other Material Fund Changes:
The Fund’s Board of Directors has approved the reorganization (the “Reorganization”) of the Fund into a newly created series of Investment managers Series Trust II. The Reorganization of the Fund is subject to approval by shareholders. If approved by shareholders, the Reorganization is currently expected to take effect in the first quarter of 2026.
This annual shareholder report contains important information about the Fund for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026. This report describes changes to the Fund that occurred during the current reporting period.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-239-2026, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Optima Strategic Credit Fund	PAGE 2	TSR-AR-74933W718

SGI US Large Cap Core ETF
SGLC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$89	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were driven by strong performance among a narrow group of large-cap growth stocks—often referred to as the “Magnificent Seven.” Market leadership remained concentrated in these mega-cap technology and consumer-related companies, while the broader market advanced at a slower pace. Against this backdrop, the Fund’s results reflected both positive and negative contributions from factor exposures and sector positioning.
From a factor perspective, the Fund experienced mixed attribution effects. Positive contributions came from exposures to size, long-term reversal, momentum, and leverage, as these characteristics were rewarded in a market environment that favored established companies with sustained price strength and balance sheet flexibility. Conversely, the Fund’s exposures to beta, profitability, residual volatility, and valuation detracted from relative performance. Lower-beta and more attractively valued stocks underperformed as investors continued to favor higher-growth, higher-volatility names, while weaker profitability trends among certain holdings also weighed on results.
At the industry level, attribution was similarly mixed. The Fund’s exposure to Communication Services contributed positively, supported by strength in select media and technology platform companies. In contrast, exposures within Healthcare and Information Technology detracted, driven by weaker relative performance and less favorable stock selection in those sectors.
Additionally, the Fund’s broad diversification across the market modestly hurt performance, as returns were concentrated among a small number of mega-cap stocks. While the Fund’s core approach provided exposure to a wide array of large-cap companies, the high concentration of market gains among the “Mag 7” limited the relative benefit of diversification during the period.
Overall, the Fund’s performance reflected a market environment dominated by concentrated large-cap growth leadership, in which selective factor exposures—particularly momentum and size—added value, while lower-beta and valuation-oriented factors proved less effective.
WHAT FACTORS INFLUENCED PERFORMANCE?
Exposure to credit-sensitive sectors weighed on the Master Portfolio’s performance relative to the benchmark over the period, most notably U.S. high yield corporate bonds and Asian corporate bonds. Exposure to securitized assets also detracted from performance.
Positive contributions to relative performance were led by active positioning with respect to duration and corresponding interest rate sensitivity as Treasury yields moved higher over the 2nd and 3rd quarter of 2022. Absolute return and macro strategies also contributed to performance over the period.
SGI US Large Cap Core ETF	PAGE 1	TSR-AR-74933W593

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF	9.99	20.57
S&P 500	15.88	22.99
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,599,834
Number of Holdings	126
Net Advisory Fee	$784,552
Portfolio Turnover	145%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	5.9%
Apple, Inc.	4.4%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	3.6%
Amazon.com, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Fox Corp.	2.3%
Progressive Corp.	2.1%

Top Sectors	(% of Net Assets)
Technology	32.1%
Communications	19.8%
Financial	13.3%
Consumer, Non-cyclical	11.5%
Consumer, Cyclical	7.5%
Industrial	6.8%
Utilities	3.9%
Energy	2.4%
Basic Materials	1.7%
Cash & Other	1.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
SGI US Large Cap Core ETF	PAGE 2	TSR-AR-74933W593

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI US Large Cap Core ETF	PAGE 3	TSR-AR-74933W593

SGI Dynamic Tactical ETF
DYTA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$97	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets were characterized by strong performance among large-cap growth stocks, particularly within the technology and communication services sectors. Market leadership remained highly concentrated in a small number of mega-cap names—the so-called “Magnificent Seven”—while many other areas of the market experienced more modest returns. Against this backdrop, the Fund’s performance reflected both the impact of these concentrated market dynamics and the allocation decisions within its underlying funds.
As a fund of funds, the Fund’s results were influenced by the model’s allocations across equity, fixed income, and other asset classes, as well as regional and style exposures. The Fund’s relative underperformance was largely attributable to its lower exposure to international markets and limited participation in large-cap, growth-oriented technology stocks, which led the market during the period. In contrast, the Fund’s allocations to diversified equity strategies and valuation-oriented factors provided some support, as more attractively priced and income-generating holdings helped to offset portions of the growth-led headwind.
From a regional perspective, the Fund’s emphasis on U.S. exposure was a modest detractor, as non-U.S. markets in Asia Pacific and EMEA outperformed at various points during the year. The Fund’s global diversification within its underlying holdings helped mitigate some of this effect, though overall results trailed strategies with heavier exposure to mega-cap growth stocks.
Because the Fund is a fund of funds ETF, underlying fund selection and model allocation played an important role in overall performance. The Fund maintained a disciplined approach consistent with its long-term objective, emphasizing broad diversification, prudent risk management, and adherence to its strategic allocation model. However, the market’s narrow concentration in a small number of large growth stocks limited the benefit of that diversification during the period.
Overall, the Fund’s performance reflected a year dominated by growth and large-cap leadership. The Fund’s diversified, model-based approach provided broad market exposure and risk balance but lagged relative to benchmarks driven by concentrated mega-cap gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Dynamic Tactical ETF	PAGE 1	TSR-AR-74933W577

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF	3.25	10.50
S&P 500 Index	15.88	23.26
75% S&P 500 TR/25% Bloomberg Aggregate Bond	12.70	18.24
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$65,650,292
Number of Holdings	7
Net Advisory Fee	$594,356
Portfolio Turnover	108%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
SGI Enhanced Core ETF	28.4%
iShares Core U.S. Aggregate Bond ETF	20.7%
SGI U.S. Large Cap Core ETF	20.4%
iShares Edge MSCI Min Vol USA ETF	15.5%
SPDR Gold Shares	5.4%
iShares Treasury Floating Rate Bond ETF	4.4%
WisdomTree Floating Rate Treasury Fund	4.4%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Dynamic Tactical ETF	PAGE 2	TSR-AR-74933W577

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Dynamic Tactical ETF	PAGE 3	TSR-AR-74933W577

SGI U.S. Large Cap Equity Fund
Class I | SILVX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$100	0.98%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta1, value-oriented investment profile.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K524

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.30	8.13	10.21
S&P 500 Index TR	15.88	14.74	14.60
S&P 500 Low Volatility Index TR	5.48	8.52	9.92
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K524

SGI U.S. Large Cap Equity Fund
Class A | LVOLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$125	1.23%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta1, value-oriented investment profile.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K516

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2015)
Class A (without sales charge)	3.13	7.88	9.41
Class A (with sales charge)	-2.30	6.71	8.81
S&P 500 Index TR	15.88	14.74	14.15
S&P 500 Low Volatility Index TR	5.48	8.52	9.32
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K516

SGI U.S. Large Cap Equity Fund
Class C | SGICX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$200	1.98%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From a factor perspective, the Fund’s higher exposure to lower-beta stocks detracted from relative performance, as investors favored higher-risk, higher-growth equities. The Fund’s value orientation also weighed on results, as growth stocks materially outperformed value during the period. In addition, exposure to residual volatility negatively impacted performance, as higher-volatility stocks generally led the market. The Fund’s underweight to large-capitalization companies further detracted from returns, as the largest stocks—particularly in the technology sector—significantly outperformed smaller peers.
WHAT FACTORS INFLUENCED PERFORMANCE?
Conversely, the Fund benefited from positive contributions associated with its higher exposure to liquidity, leverage, and earnings yield factors. These characteristics were rewarded in the prevailing market environment and helped offset some of the negative effects from other exposures.
At the sector level, both allocation and selection effects were favorable in Communication Services, Consumer Discretionary, and Utilities, while Healthcare, Consumer Staples, and Energy detracted from relative results.
Overall, the Fund’s performance reflected a market that strongly rewarded growth, large-capitalization leadership, and higher volatility—conditions that were less favorable for the Fund’s lower-beta1, value-oriented investment profile.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K284

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class C (without sales charge)	2.31	7.06	8.89
S&P 500 Index TR	15.88	14.74	14.63
S&P 500 Low Volatility Index TR	5.48	8.52	9.46
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$225,133,667
Number of Holdings	96
Net Advisory Fee	$1,575,243
Portfolio Turnover	171%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
Arista Networks, Inc.	3.9%
Mastercard, Inc.	3.8%
Colgate-Palmolive Co.	3.6%
Progressive Corp.	3.5%
Meta Platforms, Inc.	3.3%
Home Depot, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Costco Wholesale Corp.	3.1%
Packaging Corp. of America	3.1%
NiSource, Inc.	3.0%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.7%
Financial	13.8%
Communications	13.9%
Technology	10.3%
Utilities	9.3%
Consumer, Cyclical	9.2%
Industrial	9.1%
Energy	1.5%
Basic Materials	0.9%
Cash & Other	0.3%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K284

SGI Global Equity Fund
Class I | SGLIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$85	0.84%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets produced mixed results across regions, with strong relative performance in Asia Pacific and EMEA markets offset by more moderate gains in North America. Currency movements also played a role in overall returns, with U.S. dollar strength benefiting the Fund’s exposures. Against this backdrop, the Fund’s results reflected varied contributions across regional, currency, industry, and style factors.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a country perspective, attribution was positive, as the Fund’s allocations to Asia Pacific and EMEA markets added value. Conversely, North America detracted from relative performance, as market leadership there was concentrated among a narrow group of large-cap growth stocks that the Fund held at below-benchmark weights. The Fund’s exposure to the U.S. dollar also contributed positively, as the currency strengthened against most major counterparts during the period.
In terms of industry and style factors, the Fund experienced mixed effects. Within style, exposure to lower-beta and lower-growth stocks detracted from returns, as investors favored higher-growth and higher-volatility names. However, positive contributions arose from exposures to dividend yield, earnings yield, variability, and valuation, which collectively benefited performance amid an environment that continued to reward income-generating and attractively valued companies.
Overall, the Fund’s performance during the fiscal year reflected both favorable regional positioning and positive currency effects, partly offset by headwinds from its lower-beta1 and value-oriented style exposures in an environment that continued to favor growth and momentum factors.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Global Equity Fund	PAGE 1	TSR-AR-74925K417

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	2.99	6.91	6.24
S&P Global BMI TR	16.15	12.14	11.24
MSCI ACWI Net Total Return Index (USD)	15.79	12.00	11.10
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,160,202
Number of Holdings	108
Net Advisory Fee	$479,867
Portfolio Turnover	184%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	0.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
National Fuel Gas Co.	3.4%
Unilever PLC	3.0%
Colgate-Palmolive Co.	2.9%
PepsiCo, Inc.	2.7%
Waste Management, Inc.	2.4%
Cardinal Health, Inc.	2.3%
HDFC Bank Ltd.	2.1%
CME Group, Inc.	2.1%
Cencora, Inc.	2.1%
National Grid PLC	2.1%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	29.0%
Communications	18.7%
Financial	16.4%
Utilities	11.8%
Industrial	8.3%
Technology	7.6%
Consumer, Cyclical	2.8%
Basic Materials	2.4%
Energy	1.1%
Cash & Other	1.9%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Global Equity Fund	PAGE 2	TSR-AR-74925K417

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Global Equity Fund	PAGE 3	TSR-AR-74925K417

SGI Small Cap Core Fund
Class I | BOGIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$127	1.23%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were dominated by strong gains among large-capitalization growth stocks, particularly within technology and communication services. In contrast, the small-cap segment of the market experienced more muted returns, as investors favored larger, more liquid companies and concentrated leadership in a handful of mega-cap names. Against this backdrop, the Fund’s relative results reflected both the challenges of the small-cap environment and the benefits of effective stock selection within the portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a factor perspective, the Fund’s stock selection contributed positively to performance, as several holdings outperformed their small-cap peers. However, style exposures detracted. The Fund’s tilt toward lower-beta1, less liquid, and smaller-cap stocks weighed on results in a market environment that rewarded size, growth, and volatility. Offsetting these  headwinds were positive contributions from earnings yield, residual volatility, profitability, and momentum factors, as stocks exhibiting strong fundamentals and sustained price trends were rewarded during the period.
At the industry level, attribution was mixed. Consumer Discretionary, Energy, and Healthcare exposures detracted from relative performance, reflecting both sector underperformance and weaker stock selection within those areas. Conversely, positive contributions came from Financials, Utilities, Industrials, and Communication Services, where sector positioning and stock selection added value.
Overall, the Fund’s performance reflected a market environment that favored large-cap growth and higher volatility, which presented headwinds for small-cap strategies. Nonetheless, the Fund’s positive stock selection and beneficial exposures to earnings yield, profitability, and momentum helped mitigate some of the broader style and size challenges during the fiscal year.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Small Cap Core Fund	PAGE 1	TSR-AR-749255188

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	5.87	11.90	9.35
S&P Composite 1500 TR	15.06	14.57	14.22
S&P 600 (TR)	3.51	11.64	9.53
Russell 3000 Total Return	15.84	14.11	13.98
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$121,010,539
Number of Holdings	207
Net Advisory Fee	$1,046,578
Portfolio Turnover	168%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
National Fuel Gas Co.	1.2%
Mueller Industries, Inc.	1.1%
SkyWest, Inc.	1.1%
Cavco Industries, Inc.	1.1%
Popular, Inc.	1.1%
PROG Holdings, Inc.	1.1%
Enova International, Inc.	1.1%
Newmark Group, Inc.	1.1%
Cal-Maine Foods, Inc.	1.1%
Valmont Industries, Inc.	1.1%

Top Sectors	(% of net assets)
Financial	24.3%
Consumer, Non-cyclical	19.8%
Industrial	15.7%
Consumer, Cyclical	10.1%
Technology	7.5%
Communications	7.1%
Basic Materials	5.1%
Utilities	4.6%
Energy	4.0%
Cash & Other	1.8%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Small Cap Core Fund	PAGE 2	TSR-AR-749255188

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Small Cap Core Fund	PAGE 3	TSR-AR-749255188

SGI Peak Growth Fund
Class I | SGPKX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$112	1.08%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets experienced strong gains, led by large-capitalization growth stocks and concentrated leadership among technology-oriented sectors. The market environment favored higher-risk, higher-growth exposures, as investors responded to moderating inflation pressures, resilient corporate earnings, and optimism around innovation-driven themes such as artificial intelligence. As a fund of funds, the Fund’s performance reflected not only these market conditions but also the model’s allocations across underlying funds, regions, and investment styles.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a style and factor attribution standpoint, the Fund’s results were mixed. The model’s emphasis on growth-oriented and higher-beta exposures provided a tailwind in an environment that rewarded risk taking. However, periods of factor rotation and short-term volatility limited the extent of these benefits, as certain higher-beta and momentum strategies gave back gains during market pullbacks. Relative performance was modestly constrained by lower exposure to value and dividend-oriented factors, which outperformed briefly during select defensive periods. At the same time, positive contributions from earnings yield, valuation, and variability factors helped balance results.
From a geographic perspective, the Fund’s allocations to global and international equities were a positive contributor, as Asia Pacific and EMEA markets outperformed U.S. equities at times during the year. The Fund’s global diversification and participation in non-U.S. opportunities enhanced overall returns. Conversely, modest underweights to certain U.S. large-cap growth segments limited participation in the strongest parts of the domestic market rally.
Because the Fund is a fund of funds, underlying fund selection and allocation decisions also influenced returns. The model’s positioning toward equity-heavy, high-growth underlying strategies supported performance and aligned with the Fund’s aggressive growth objective. Timing and relative weightings across growth, core, and international managers generally added value during the period.
Overall, the Fund’s performance reflected a market dominated by growth, innovation, and large-cap leadership. The Fund’s model positioning toward higher-beta1, globally diversified, and growth-focused exposures was broadly aligned with these trends, supporting positive relative results over the fiscal year.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Peak Growth Fund	PAGE 1	TSR-AR-74933W783

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	7.36	6.76	8.30
S&P 500 Index TR	15.88	14.74	15.89
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$50,008,577
Number of Holdings	7
Net Advisory Fee	$258,977
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	19.6%
SPDR Portfolio Developed World ex-US ETF	18.8%
SGI Enhanced Nasdaq-100 ETF	18.4%
SGI Small Cap Core Fund	12.0%
SPDR Portfolio Emerging Markets ETF	9.9%
SGI Dynamic Tactical ETF	9.8%
SGI Enhanced Core ETF	9.7%

Top Sectors	(% of net assets)
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Peak Growth Fund	PAGE 2	TSR-AR-74933W783

SGI Prudent Growth Fund
Class I | SGPGX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$118	1.16%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets broadly favored growth, large-cap, and globally diversified stocks, resulting in headwinds for strategies that underweighted these exposures. As a fund of funds, the Fund’s performance reflected not only market direction but also the choices made in model allocations among underlying funds, regions, and investment styles.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a style and factor attribution standpoint, the Fund’s relative underperformance was affected by its exposure to value-oriented or lower-growth positions. In a market environment where growth stocks led, the Fund’s tilt towards downside protection and value resulted in negative attribution. The lack of meaningful exposure to high-beta securities also detracted, especially when such stocks outpaced the broader market. On the positive side, the Fund’s allocations to dividend yield, earnings yield, valuation, and variability (volatility measures) provided some support, as investors rewarded more stable, attractively valued names over the period.
Geographically, the Fund’s somewhat lower global equity exposure (i.e. higher domestic emphasis) was a drag, given that many non-U.S. markets outperformed U.S. equities during parts of the period. The model’s allocation to foreign equity and emerging markets generally lagged, reducing participation in those returns. Attribution shows positive contributions from Asia, EMEA or other regions.
Because the Fund is a fund of funds, underlying fund selection and timing also influenced returns. The model’s choices among underlying equity, fixed income, and balanced funds—in terms of sector tilts, regional biases, and factor exposures—interacted with the prevailing environment in a positive manner, favoring a moderate-aggressive position having more equity exposure.
Overall, the Fund’s performance was shaped by a market regime favoring growth, global leadership, and higher-beta1. The Fund’s model orientation toward value, more moderate-aggressive growth exposure, and moderate global allocations placed it at a relative disadvantage, though its allocations to yield- and valuation-oriented factors were advantageous.
1	Beta measures the volatility of a security or portfolio relative to an index. Less than one means lower volatility than the index; more than one means greater volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Prudent Growth Fund	PAGE 1	TSR-AR-74933W775

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	3.95	4.51	5.48
S&P 500 Index TR	15.88	14.74	15.89
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$49,245,627
Number of Holdings	12
Net Advisory Fee	$285,824
Portfolio Turnover	21%
30-Day SEC Yield	0.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	29.0%
SGI Enhanced Core ETF	14.5%
iShares Core U.S. Aggregate Bond ETF	11.3%
SGI Global Equity Fund	10.7%
SGI Enhanced Global Income ETF	10.0%
SGI Small Cap Core Fund	8.3%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	4.0%
SPDR Blackstone Senior Loan ETF	1.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	1.5%

Top Sectors	(% of net assets)
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Prudent Growth Fund	PAGE 2	TSR-AR-74933W775

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Prudent Growth Fund	PAGE 3	TSR-AR-74933W775

SGI Enhanced Core ETF
USDX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$101	0.98%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, short-term interest rates remained elevated as global central banks maintained restrictive monetary policies in response to lingering inflationary pressures. This environment supported attractive yields in money market instruments, providing a strong foundation for the Fund’s collateral holdings. The Fund  seeks to generate income in excess of prevailing money market rates through an enhanced income strategy utilizing short-dated, extremely low-delta options (“0DTE” options).
Over the fiscal year, the Fund successfully achieved its objective of producing enhanced income above traditional money market yields. The Fund’s results reflected steady income contributions from its money market collateral combined with incremental premium income derived from its 0DTE options overlay. By systematically writing extremely low-delta, short-term options, the Fund generated consistent premium income while maintaining a conservative risk profile and limited directional exposure.
Overall, the Fund’s performance for the fiscal year was strong and consistent with its investment objective. The enhanced income strategy effectively complemented the stability of the money market collateral, allowing the Fund to deliver attractive income results with a disciplined, risk-managed approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Core ETF	PAGE 1	TSR-AR-74933W254

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Core ETF	6.34	6.97
S&P U.S. Aggregate Bond Index	3.42	5.51
S&P 500 Index	15.88	19.03
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$489,091,608
Number of Holdings	14
Net Advisory Fee	$3,029,231
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Vanguard Treasury Money Market Fund	36.9%
Vanguard Federal Money Market Fund	36.9%
PIMCO Government Money Market Fund	5.0%
Fidelity Government Cash Reserves	5.0%
First American Government Obligations Fund	0.6%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	0.0%
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Core ETF	PAGE 2	TSR-AR-74933W254

SGI Enhanced Global Income ETF
GINX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$107	1.00%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, global equity markets produced mixed returns across regions, with developed international markets generally outperforming North America. The Fund, which invests primarily in global income-oriented companies and employs an options overlay strategy to generate enhanced income, benefited from both regional positioning and favorable income generation during the period.
From a regional perspective, attribution was positive, driven by strong results in Asia Pacific, EMEA, and Western Europe. These gains more than offset weaker performance in Latin America and North America, where returns were concentrated in a small group of large-cap growth stocks. The Fund’s exposure to the U.S. dollar also contributed positively, as the currency strengthened against most major counterparts during the fiscal year.
From a style and factor standpoint, results were broadly favorable. Positive contributions came from exposures to dividend yield, earnings yield, size, valuation, variability, and residual volatility, as investors favored attractively valued, income-generating companies with strong fundamentals. Conversely, exposures to beta, growth, and momentum detracted, as higher-growth and higher-volatility stocks led the broader market. The Fund’s enhanced income strategy, which involves collecting option premiums from short-dated contracts, added positively to total return and contributed to consistent income generation during the period.
At the industry level, attribution was mixed. Negative attribution came from Healthcare, Energy, and Consumer Staples, where performance lagged and sector selection detracted from relative results. Positive contributions came from Communication Services, Financials, and Industrials, reflecting both favorable sector performance and effective stock selection.
Overall, the Fund’s performance reflected a market environment favoring growth and large-cap leadership, while the Fund’s focus on global income-oriented equities, combined with its options-based income enhancement strategy, provided steady return contributions and positive income results amid a concentrated market backdrop.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Enhanced Global Income ETF	PAGE 1	TSR-AR-74933W262

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Global Income ETF	13.11	14.21
S&P Global BMI TR	16.15	18.29
S&P 500 Index	15.88	19.03
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$83,385,165
Number of Holdings	127
Net Advisory Fee	$758,686
Portfolio Turnover	231%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
WisdomTree Emerging Markets High Dividend Fund	3.5%
Banco Bilbao Vizcaya Argentaria SA	3.2%
iShares Emerging Markets Dividend ETF	3.1%
Home Depot, Inc.	2.8%
SPDR S&P Emerging Markets Dividend ETF	2.6%
Colgate-Palmolive Co.	2.6%
QUALCOMM, Inc.	2.4%
National Grid PLC	2.1%
AbbVie, Inc.	2.1%
Vodafone Group PLC	2.1%

Top Sectors	(% of Net Assets)
Financial	27.1%
Consumer, Non-cyclical	17.5%
Industrial	9.6%
Consumer, Cyclical	7.5%
Energy	7.2%
Communications	7.2%
Utilities	6.0%
Technology	4.8%
Basic Materials	2.9%
Cash & Other	10.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
SGI Enhanced Global Income ETF	PAGE 2	TSR-AR-74933W262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Global Income ETF	PAGE 3	TSR-AR-74933W262

SGI Enhanced Nasdaq-100 ETF
QXQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of  September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$107	0.98%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, equity markets were led by strong performance among large-capitalization growth stocks, with technology and communication services sectors driving market gains. The Nasdaq-500 Index, which the Fund seeks to replicate through the use of futures contracts, benefited from robust earnings growth in major technology, semiconductor, and consumer  internet companies. Market sentiment was supported by continued enthusiasm around artificial intelligence and digital innovation, moderating inflation pressures, and expectations for more stable monetary policy.
The Fund’s core exposure to the Nasdaq-500—replicated through futures—closely mirrored the benchmark’s performance. Returns from this exposure reflected the strength of mega-cap growth stocks and the concentration of market leadership within a narrow group of technology-oriented companies.
In addition to its index replication, the Fund employs a 0DTE (zero-day-to-expiration) options overlay strategy designed to generate additional income by collecting option premiums. This income component added positively to overall Fund performance during the period, enhancing total return relative to the underlying index while maintaining similar market exposure characteristics. The overlay contributed consistent incremental income and improved the Fund’s income profile without materially altering its participation in the Nasdaq-500’s directional movement.
Overall, the Fund’s performance reflected a market dominated by growth, innovation, and large-cap technology leadership. The Fund’s futures-based exposure effectively captured the strong performance of the Nasdaq-500, while its short-term options overlay strategy contributed an additional source of positive income and total return during the fiscal year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Nasdaq-100 ETF	PAGE 1	TSR-AR-74933W239

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF	19.08	17.04
S&P 500 Index	15.88	16.81
NASDAQ 100 Total Return Index	20.52	16.73
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$38,254,701
Number of Holdings	4
Net Advisory Fee	$248,961
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	51.9%
Nasdaq 100 Index	5.9%
First American Government Obligations Fund	1.3%
MICRO E-MINI NASDAQ 100 FUTURE SEPT 2025	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Nasdaq-100 ETF	PAGE 2	TSR-AR-74933W239

SGI Enhanced Market Leaders ETF
TF | LDRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of  January 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$62	0.59%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund did not have a full fiscal year and was not in operation for the entire reporting period. Since inception, the Fund has delivered solid results, performing favorably relative to the S&P 500 Index, which serves as its performance benchmark. While still in the early stages of its operating history, the Fund’s initial results reflected its disciplined, factor-based approach to investing in large-capitalization market leaders.
During the portion of the fiscal year in which the Fund was active, equity markets continued to be led by large-cap growth stocks, particularly within the technology and communication services sectors. Market returns were driven by strong earnings momentum among mega-cap companies, ongoing enthusiasm around artificial intelligence, and improving investor sentiment as inflation moderated. Against this backdrop, the Fund’s enhanced strategy—which combines exposure to leading large-cap equities with income-generating and risk-balancing techniques—contributed to competitive performance relative to the benchmark.
Given its limited operating history, performance trends have not yet fully developed. However, early results have been steady and consistent with the Fund’s investment objective, demonstrating the potential benefits of its enhanced approach to capturing returns from established market leaders while maintaining an emphasis on risk management and income generation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Market Leaders ETF	PAGE 1	TSR-AR-74933W189

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
SGI Enhanced Market Leaders ETF NAV	12.85	10.37	10.84
S&P 500 Index	15.88	14.74	14.60
S&P 100 Index	19.23	15.95	15.99
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$185,710,475
Number of Holdings	42
Net Advisory Fee	$351,738
Portfolio Turnover	13%
Visit https://sgiam.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Microsoft Corp.	8.8%
Apple, Inc.	6.6%
Oracle Corp.	5.9%
JPMorgan Chase & Co.	5.8%
Abbott Laboratories	5.0%
Alphabet, Inc.	4.8%
Moody’s Corp.	4.6%
Amazon.com, Inc.	4.5%
Emerson Electric Co.	4.2%
Johnson & Johnson	3.9%

Top Sectors	(% of Net Assets)
Information Technology	33.9%
Financials	15.8%
Health Care	11.7%
Communication Services	10.5%
Consumer Discretionary	8.2%
Consumer Staples	7.7%
Industrials	6.3%
Energy	4.0%
Cash & Other	1.9%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Market Leaders ETF	PAGE 2	TSR-AR-74933W189

F/m US Treasury 3 Month Bill ETF
TBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Month Bill ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). The Fund returned 4.46% versus the Index’s return of 4.53% for the current reporting period. Dividends represented the majority of the return, with the price returning -0.05% for the current reporting period.  The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 3 Month Bill ETF	4.46	4.71
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA US 3-Month Treasury Bill Index	4.51	4.71
Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index**	4.53	4.76
Visit https://www.fminvest.com/tbil for more recent performance information.
F/m US Treasury 3 Month Bill ETF	PAGE 1	TSR-AR-74933W452

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$5,921,401,643
Number of Holdings	2
Net Advisory Fee	$7,650,541
Portfolio Turnover	0%
30-Day SEC Yield	4.03%
30-Day SEC Yield Unsubsidized	4.03%
Visit https://www.fminvest.com/tbil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/tbil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 3-Month Treasury Bill Index to the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 3-Month Treasury Bill Index to tracking the Bloomberg US Treasury 3M Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 3 Month Bill ETF to the F/m US Treasury 3 Month Bill ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/tbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Month Bill ETF	PAGE 2	TSR-AR-74933W452

F/m US Treasury 6 Month Bill ETF
XBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).  You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 6 Month Bill ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.44% versus the Index’s return of 4.62% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.05% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2023)
F/m US Treasury 6 Month Bill ETF	4.44	4.94
ICE US Treasury Core Bond Index	2.40	3.74
ICE BofA 6-Month US Treasury Bill Index	4.54	5.09
Bloomberg US Treasury Bellwethers 6M Total Return USD Unhedged Index**	4.62	5.15
Visit https://www.fminvest.com/xbil for more recent performance information.
F/m US Treasury 6 Month Bill ETF	PAGE 1	TSR-AR-74933W460

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$808,045,837
Number of Holdings	2
Net Advisory Fee	$1,054,651
Portfolio Turnover	0%
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%
Visit https://www.fminvest.com/xbil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/xbil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 6-Month Treasury Bill Index to the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA US 6-Month Treasury Index to tracking the Bloomberg US Treasury 6MY Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 6 Month Bill ETF to the F/m US Treasury 6 Month Bill ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/xbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 6 Month Bill ETF	PAGE 2	TSR-AR-74933W460

F/m US Treasury 12 Month Bill ETF
OBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 12 Month Bill ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.38% versus the Index’s return of 4.46% for the current reporting period. Dividends represented the majority of the returns, with the price only improving by 0.21% for the current reporting period. The Fund’s securities  lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2022)
F/m US Treasury 12 Month Bill ETF	4.38	4.64
ICE US Treasury Core Bond Index	2.40	3.62
ICE BofA US 1-Year Treasury Bill Index	4.28	4.67
Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index**	4.46	4.86
Visit https://www.fminvest.com/obil for more recent performance information.
F/m US Treasury 12 Month Bill ETF	PAGE 1	TSR-AR-74933W478

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$281,776,299
Number of Holdings	2
Net Advisory Fee	$413,135
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Visit https://www.fminvest.com/obil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/obil or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect that the Fund switched from tracking the ICE BofA US 1-YearTreasury Bill Index to the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE  BofA US 1-Year Treasury Bill Index to tracking the Bloomberg US Treasury 1Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 12 Month Bill ETF to the F/m US Treasury 12 Month Bill ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/obil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 12 Month Bill ETF	PAGE 2	TSR-AR-74933W478

F/m US Treasury 2 Year Note ETF
UTWO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).  You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 2 Year Note ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (the “Index”). The Fund returned 4.00% versus the Index’s return of 4.12% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.09% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 2 Year Note ETF	4.00	3.15
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA Current 2-Year US Treasury Index	4.05	3.16
Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index**	4.12	3.28
Visit https://www.fminvest.com/utwo for more recent performance information.
F/m US Treasury 2 Year Note ETF	PAGE 1	TSR-AR-74933W486

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$376,564,998
Number of Holdings	1
Net Advisory Fee	$612,379
Portfolio Turnover	1,301%
30-Day SEC Yield	3.59%
30-Day SEC Yield Unsubsidized	3.59%
Visit https://www.fminvest.com/utwo for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/utwo or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 2-Year US Treasury Index to the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 2-Year US Treasury Index to tracking the Bloomberg US Treasury 2Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 2 Year Note ETF to the F/m US Treasury 2 Year Note ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 2 Year Note ETF	PAGE 2	TSR-AR-74933W486

F/m US Treasury 3 Year Note ETF
UTRE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Year Note ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 4.36% versus the Index’s return of 4.49% for the current reporting period. Dividends represented the majority of the return, with the price only improving by 0.49% for the current reporting period. The   Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 3 Year Note ETF	4.36	3.89
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 3-Year US Treasury Index	4.32	3.92
Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index**	4.49	4.10
Visit https://www.fminvest.com/utre for more recent performance information.
F/m US Treasury 3 Year Note ETF	PAGE 1	TSR-AR-74933W494

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,488,382
Number of Holdings	1
Net Advisory Fee	$13,054
Portfolio Turnover	1,086%
30-Day SEC Yield	3.54%
30-Day SEC Yield Unsubsidized	3.54%
Visit https://www.fminvest.com/utre for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/utre or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 3-Year US Treasury Index to the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 3-Year US Treasury Index to tracking the Bloomberg US Treasury 3Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 3 Year Note ETF to the F/m US Treasury 3 Year Note ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Year Note ETF	PAGE 2	TSR-AR-74933W494

F/m US Treasury 5 Year Note ETF
UFIV (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 5 Year Note ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return Index Unhedged USD Index (the “Index”). The Fund  returned 4.00% versus the Index’s return of 4.11% for the current reporting period.  Dividends represented the majority of the return, with the price only improving by 0.10% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 5 Year Note ETF	4.00	3.39
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 5-Year US Treasury Index	3.93	3.44
Bloomberg US Treasury Bellwether 5Y Total Return Unhedged Index**	4.11	3.56
Visit https://www.fminvest.com/ufiv for more recent performance information.
F/m US Treasury 5 Year Note ETF	PAGE 1	TSR-AR-74933W510

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$30,166,045
Number of Holdings	1
Net Advisory Fee	$60,638
Portfolio Turnover	1,037%
30-Day SEC Yield	3.64%
30-Day SEC Yield Unsubsidized	3.64%
Visit https://www.fminvest.com/ufiv for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/ufiv or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 5-Year US Treasury Index to the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 5-Year US Treasury Index to tracking the Bloomberg US Treasury 5Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 5 Year Note ETF to the F/m US Treasury 5 Year Note ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ufiv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 5 Year Note ETF	PAGE 2	TSR-AR-74933W510

F/m US Treasury 7 Year Note ETF
USVN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).  You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 7 Year Note ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the F/m US Treasury 7 Year Note ETF (USVN) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 3.34% versus the Index’s return of 3.45% for the current reporting period. Dividends represented the majority of the returns, with the price returning -0.63% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 7 Year Note ETF	3.34	2.77
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 7-Year US Treasury Index	3.32	2.77
Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index**	3.45	2.95
F/m US Treasury 7 Year Note ETF	PAGE 1	TSR-AR-74933W528

Visit https://www.fminvest.com/usvn for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$7,305,960
Number of Holdings	1
Net Advisory Fee	$9,188
Portfolio Turnover	1,122%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%
Visit https://www.fminvest.com/usvn for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at  https://www.fminvest.com/usvn  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 7-Year US Treasury Index to the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 7-Year US Treasury Index to tracking the Bloomberg US Treasury 7Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 7 Year Note ETF to the F/m US Treasury 5 Year Note ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/usvn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 7 Year Note ETF	PAGE 2	TSR-AR-74933W528

F/m US Treasury 10 Year Note ETF
UTEN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 10 Year Note ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (the “Index”). The Fund  returned 1.81% versus the Index’s return of 1.94% for the current reporting period. Dividends represented the majority of the return, with the price returning -2.29% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 10 Year Note ETF	1.81	-0.40
ICE US Treasury Core Bond Index	2.40	1.33
ICE BofA Current 10-Year US Treasury Index	1.78	-0.31
Bloomberg US Treasury Bellwethers 10Y Total Return USD Unhedged**	1.94	-0.16
Visit https://www.fminvest.com/uten for more recent performance information.
F/m US Treasury 10 Year Note ETF	PAGE 1	TSR-AR-74933W536

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$222,378,348
Number of Holdings	1
Net Advisory Fee	$262,474
Portfolio Turnover	402%
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.13%
Visit https://www.fminvest.com/uten for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/uten or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 10-Year US Treasury Index to the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 10-Year US Treasury Index to tracking the Bloomberg US Treasury 10Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 10 Year Note ETF to the F/m US Treasury 10 Year Note ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uten.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 10 Year Note ETF	PAGE 2	TSR-AR-74933W536

F/m US Treasury 20 Year Bond ETF
UTWY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”).  You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
  This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 20 Year Bond ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (the “Index”). The Fund returned -3.45% versus the  Index’s return of -3.47% for the current reporting period. Dividends represented the majority of the return, with the price returning -7.62% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 20 Year Bond ETF	-3.45	-1.78
ICE US Treasury Core Bond Index	2.40	2.65
ICE BofA Current 20-Year US Treasury Total Return Index	-3.61	-1.82
Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index**	-3.47	-1.66
Visit https://www.fminvest.com/utwy for more recent performance information.
F/m US Treasury 20 Year Bond ETF	PAGE 1	TSR-AR-74933W544

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,526,153
Number of Holdings	1
Net Advisory Fee	$24,167
Portfolio Turnover	353%
30-Day SEC Yield	4.75%
30-Day SEC Yield Unsubsidized	4.75%
Visit https://www.fminvest.com/utwy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.3%

Top Sectors	(% of Net Assets)
Government	99.3%
Cash & Other	0.7%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at  https://www.fminvest.com/utwy  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 20-Year US Treasury Index to the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 20-Year US Treasury Index to tracking the Bloomberg US Treasury 20Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 20 Year Bond ETF to the F/m US Treasury 20 Year Bond ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 20 Year Bond ETF	PAGE 2	TSR-AR-74933W544

F/m US Treasury 30 Year Bond ETF
UTHY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 30 Year Bond ETF	$14	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (the “Index”). The Fund returned -7.16% versus theIndex’s return of -6.97% for the current reporting period. Dividends represented the majority of the return, with the price returning -11.13% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 30 Year Bond ETF	-7.16	-4.14
ICE US Treasury Core Bond Index	2.40	2.65
CE BofA Current 30-Year US Treasury Index	-7.21	-4.16
Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index**	-6.97	-3.92
Visit https://www.fminvest.com/uthy for more recent performance information.
F/m US Treasury 30 Year Bond ETF	PAGE 1	TSR-AR-74933W551

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$21,276,173
Number of Holdings	1
Net Advisory Fee	$26,785
Portfolio Turnover	390%
30-Day SEC Yield	4.80%
30-Day SEC Yield Unsubsidized	4.80%
Visit https://www.fminvest.com/uthy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended, which is available at https://www.fminvest.com/uthy or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 30-Year US Treasury Index to the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE BofA Current 30-Year US Treasury Index to tracking the Bloomberg US Treasury 30Y Total Return USD Unhedged Index.
Fund Name Change:
The name of the Fund was changed from the US Treasury 30 Year Bond ETF to the F/m US Treasury 30 Year Bond ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uthy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 30 Year Bond ETF	PAGE 2	TSR-AR-74933W551

F/m 2-Year Investment Grade Corporate Bond ETF
ZTWO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 2 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 5.21% versus the Index’s return of 5.47% for the current reporting period. Dividends represented the majority of the returns, with the price improving by 0.50% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W429

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	5.21	5.61
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 2 Year Maturity**	5.47	5.98
ICE 2-Year US Target Maturity Corporate Index	5.33	5.85
Visit https://www.fminvest.com/ztwo for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Liquid Corporate 2 Year Maturity Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$20,352,527
Number of Holdings	416
Net Advisory Fee	$149,638
Portfolio Turnover	35%
30-Day SEC Yield	4.02%
30-Day SEC Yield Unsubsidized	4.02%
Visit https://www.fminvest.com/ztwo for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Pacific Life Global Funding II	0.3%
Abbott Laboratories	0.3%
Conagra Brands, Inc.	0.3%
Gilead Sciences, Inc.	0.3%
Steel Dynamics, Inc.	0.3%
Visa, Inc.	0.3%
CVS Health Corp.	0.3%
Xylem, Inc.	0.3%
International Flavors & Fragrances, Inc.	0.3%
Alphabet, Inc.	0.3%

Top Sectors	(% of Net Assets)
Financials	27.8%
Industrials	9.7%
Health Care	9.4%
Utilities	9.0%
Energy	8.7%
Consumer Discretionary	8.3%
Technology	8.1%
Consumer Staples	7.9%
Materials	6.7%
Cash & Other	4.4%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/ztwo  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 2-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 2 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin Hennessey and adding Richard Scargill.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W429

Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 2-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 2 Year Maturity Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 3	TSR-AR-74933W429

F/m 3-Year Investment Grade Corporate Bond ETF
ZTRE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 3 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 5.53% versus the Index’s return of 5.90% for the current reporting period. Dividends represented the majority of the returns, with the price improving by 0.82% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W395

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	5.53	6.09
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 3 Year Maturity**	5.90	6.47
ICE 3-Year US Target Maturity Corporate Index	5.74	6.32
Visit https://www.fminvest.com/ztre for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Liquid Corporate 3 Year Maturity Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,919,051
Number of Holdings	439
Net Advisory Fee	$169,091
Portfolio Turnover	50%
30-Day SEC Yield	4.11%
30-Day SEC Yield Unsubsidized	4.11%
Visit https://www.fminvest.com/ztre for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Sprint Capital Corp.	0.3%
Goldman Sachs Group, Inc.	0.3%
Genuine Parts Co.	0.3%
Cantor Fitzgerald LP	0.3%
Sixth Street Specialty Lending, Inc.	0.3%
Horace Mann Educators Corp.	0.3%
Oaktree Strategic Credit Fund	0.3%
Piedmont Operating Partnership LP	0.3%
M&T Bank Corp.	0.3%
United Utilities PLC	0.0%

Top Sectors	(% of Net Assets)
Financials	31.6%
Industrials	11.9%
Utilities	9.5%
Technology	7.6%
Health Care	7.6%
Consumer Discretionary	7.4%
Consumer Staples	7.4%
Energy	6.9%
Materials	5.4%
Cash & Other	4.7%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/ztre  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 3-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 3 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin  Hennessey and adding Richard Scargill.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W395

Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 3-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 3 Year Maturity Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 3	TSR-AR-74933W395

F/m 10-Year Investment Grade Corporate Bond ETF
ZTEN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$15	0.15%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 10 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund returned 4.76% versus the Index’s return of 5.12% for the current reporting period. Dividends represented the majority of the returns, with the price returning -0.66% for the current reporting period. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W411

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	4.76	6.18
ICE BofA US Corporate Index	4.23	5.50
Bloomberg US Liquid Corporate 10 Year Maturity**	5.12	6.52
ICE 10-Year US Target Maturity Corporate Index	5.02	6.47
Visit https://www.fminvest.com/zten for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund’s performance benchmark was changed to Bloomberg US Liquid Corporate 10 Year Maturity Index to align with the change in the index the Fund is tracking.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$28,502,735
Number of Holdings	249
Net Advisory Fee	$73,824
Portfolio Turnover	203%
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.11%
Visit https://www.fminvest.com/zten for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Amcor Flexibles North America, Inc.	0.4%
Sutter Health	0.4%
Jefferies Financial Group, Inc.	0.4%
Chevron USA, Inc.	0.4%
Apollo Global Management, Inc.	0.4%
TPG Operating Group II LP	0.4%
Essential Utilities, Inc.	0.4%
Brookfield Finance, Inc.	0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc.	0.4%
Verisk Analytics, Inc.	0.4%

Top Sectors	(% of Net Assets)
Financials	24.6%
Utilities	13.1%
Energy	9.9%
Industrials	9.1%
Technology	8.8%
Health Care	7.9%
Consumer Staples	7.6%
Consumer Discretionary	7.5%
Materials	6.8%
Cash & Other	4.7%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated December 31, 2024, as amended by the Supplement dated April 2, 2025, which is available at https://www.fminvest.com/zten  or upon request by contacting the Fund at 1-800-617-0004.
Changes to Fund’s Investment Objective or Goals:
The Fund’s investment objective was changed to reflect the fact that the Fund switched from tracking the ICE 10-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 10 Year Maturity Index.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Fund’s portfolio management team was changed by removing Justin  Hennessey and adding Richard Scargill.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W411

Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was changed to reflect the fact that the Fund switched from tracking the ICE 10-Year US Target Maturity Corporate Index to tracking the Bloomberg US Liquid Corporate 10 Year Maturity Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/zten.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 3	TSR-AR-74933W411

Oakhurst Fixed Income Fund
Institutional Class | OHFIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Fund  was able to outperform the Bloomberg U.S. Aggregate Bond Index as duration positioning and sector allocation strategies both contributed. Having started the year with a duration slightly below that of the index, the Fund was able to minimize the impact of higher US Treasury yields in the intermediate and longer maturities. In addition, very minimal exposure to longer duration assets, which came under pressure as the yield curve steepened, also proved beneficial to the Fund.
As the year progressed, intermediate yields better reflected inflationary risks and Fund duration was extended to approximately match that of the index. Furthermore, with evidence of a slowdown in labor markets and political pressure on the Fed, a restart of monetary easing grew increasingly likely, resulting in a focus to increase Fund holdings in the “belly” of the curve. Fund performance also benefited from the overweight allocations to corporate bonds and mortgage-backed securities (MBS).
Although less attractive valuations in corporates led to only a small overweight in this sector, strong excess returns continued to be enjoyed by credit investors. Providing more attractive yield spreads and an ideal market backdrop, the MBS sector became a larger focus for the Fund with the position increased during the year due to an improving relative valuation. Lastly, the security selection within the corporate bond, MBS, and asset-backed securities (ABS) sectors also contributed to the Fund’s outperformance during the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Oakhurst Fixed Income Fund	PAGE 1	TSR-AR-74933W320

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Oakhurst Fixed Income Fund	3.86	0.25	2.25
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$105,461,382
Number of Holdings	126
Net Advisory Fee	$474,795
Portfolio Turnover	63%
Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	29.0%
Federal National Mortgage Association	17.8%
Federal Home Loan Mortgage Corp.	11.6%
Provident Funding Mortgage Trust	1.2%
Bristol-Myers Squibb Co.	1.1%
Broadcom, Inc.	1.1%
Diamondback Energy, Inc.	1.1%
Fairfax Financial Holdings Ltd.	1.1%
Tennessee Valley Authority	1.1%
Marriott International, Inc./MD	1.0%

Top Sectors	(% of Net Assets)
Mortgage Securities	34.8%
Government	30.8%
Financials	8.9%
Asset Backed Securities	6.9%
Technology	4.8%
Utilities	3.8%
Consumer Discretionary	3.0%
Energy	2.9%
Health Care	2.0%
Cash & Other	2.1%
Changes to Fund’s Investment Adviser or Sub Adviser:
On April 17, 2025,  Oakhurst Capital Advisers, LLC, an affiliate of the Fund’s investment adviser, was removed as sub-adviser to the Fund.  F/m Investments LLC continued on as the investment adviser to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Fixed Income Fund	PAGE 2	TSR-AR-74933W320

F/m Opportunistic Income ETF
XFIX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2024, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/xfix. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$40	0.39%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performed well for the fiscal year, returning 4.09% versus the 3.14% return of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The duration of the Fund’s investments continued to be shorter than the duration of the Index’s components, mitigating the negative effect of volatile interest rates. Also, the Fund diversified its investments by adding residential mortgage-backed, asset-backed and commercial mortgage-backed securities, which complemented its core corporate credits. The Fund’s investments in financials, residential mortgage-backed securities and high yield led the Fund’s performance for the current reporting period. As the Fund closed out the current reporting period and the risk of recession remained low, the Fund continued to maintain its positions in the  F/m High Yield 100 ETF (ZTOP) and residential mortgage-backed securities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
F/m Opportunistic Income ETF	4.09	7.50
Bloomberg U.S. Aggregate Bond Index	3.14	5.75
Visit https://www.fminvest.com/xfix for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Opportunistic Income ETF	PAGE 1	TSR-AR-74933W445

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$37,414,201
Number of Holdings	56
Net Advisory Fee	$143,309
Portfolio Turnover	136%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.32%
Visit https://www.fminvest.com/xfix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
F/m High Yield 100 ETF	13.3%
WaMu Mortgage Pass Through Certificates	4.0%
Federal Home Loan Mortgage Corp.	3.8%
JP Morgan Mortgage Trust	3.5%
Sempra	3.0%
Antares Holdings LP	2.9%
Sequoia Mortgage Trust	2.8%
Provident Funding Mortgage Trust	2.8%
Blackstone Secured Lending Fund	2.7%
Expand Energy Corp.	2.7%

Top Sectors	(% of Net Assets)
Mortgage Securities	27.5%
Asset Backed Securities	12.0%
Financials	10.7%
Energy	8.2%
US Municipal	6.1%
Utilities	3.0%
Consumer Discretionary	2.7%
Health Care	2.6%
Technology	2.6%
Cash & Other	24.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/xfix.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Opportunistic Income ETF	PAGE 2	TSR-AR-74933W445

F/m Investments Large Cap Focused Fund
Institutional Class | IAFLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ending in 08/31/2025, despite the correction in information technology shares at the start of the year, we are pleased to inform you that the Fund  outperformed its benchmark by 6.51%, i.e., the Institutional share class IAFLX returned 29.19% net of fees, while the Russell 1000 Growth Index returned 22.68%. This outperformance was, as always, driven by our quantActive investment process, which has long-term capital appreciation as a goal. Our process led us to tilt towards information technology and to under weigh energy, real estate and utilities. The strong conviction generated by our proprietary scores, coupled with our active management research, indicated patience at the start of the year; therefore, we held on to our information technology holdings. This risk has paid off as expected.
The quantitative component of our process, which focuses on earnings and revenue acceleration, led us to invest in: LPL Financial Holdings, Inc. Common Stock (NASDAQ: LPLA), Applovin Corporation Class A Common Stock (NASDAQ: APP), Palantir Technologies, Inc. (NASDAQ: PLTR) and NVIDIA Corp. (NASDAQ: NVDA)  while our active component conducted research and verified the existence of strong business momentum which is a key component for secular price momentum.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-AR-74933W288

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
F/m Large Cap Focused Fund (Institutional Class)	29.19	14.25	18.49
S&P 500® TR Index	15.88	14.74	15.03
Russell 1000® Growth Total Return Index	22.68	15.27	18.98
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,533,356
Number of Holdings	23
Net Advisory Fee	$341,484
Portfolio Turnover	132%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	13.1%
Apple, Inc.	11.6%
Palantir Technologies, Inc.	9.1%
F/m US Treasury 6 Month Bill ETF	5.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
AppLovin Corp.	4.9%
First Solar, Inc.	4.7%
Astera Labs, Inc.	4.4%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	64.6%
Communication Services	10.0%
Financials	5.3%
Consumer Discretionary	5.2%
Energy	2.3%
Health Care	2.0%
Cash & Other	10.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR-AR-74933W288

F/m Investments Large Cap Focused Fund
Investor Class | IAFMX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ending in 08/31/2025, despite the correction in information technology shares at the start of the year, we are pleased to inform you that the Fund  outperformed its benchmark by 6.51%, i.e., the Investor share class IAFMX returned 28.87% net of fees, while the Russell 1000 Growth Index returned 22.68%. This outperformance  was, as always, driven by our quantActive investment process, which has long-term capital appreciation as a goal. Our process led us to tilt towards information technology and to under weigh energy, real estate and utilities. The strong conviction generated by our proprietary scores, coupled with our active management research, indicated patience at the start of the year; therefore, we held on to our information technology holdings. This risk has paid off as expected.
The quantitative component of our process, which focuses on earnings and revenue acceleration, led us to invest in:  LPL Financial Holdings, Inc. Common Stock (NASDAQ: LPLA), Applovin Corporation Class A Common Stock (NASDAQ: APP), Palantir Technologies, Inc. (NASDAQ: PLTR) and NVIDIA Corp. (NASDAQ: NVDA)  while our active component conducted research and verified the existence of strong business momentum which is a key component for secular price momentum.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m Investments Large Cap Focused Fund	PAGE 1	TSR-AR-74933W270

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
F/m Large Cap Focused Fund (Investor Class)	28.87	13.96	18.20
S&P 500® TR Index	15.88	14.74	15.03
Russell 1000® Growth Total Return Index	22.68	15.27	18.98
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$81,533,356
Number of Holdings	23
Net Advisory Fee	$341,484
Portfolio Turnover	132%
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	13.1%
Apple, Inc.	11.6%
Palantir Technologies, Inc.	9.1%
F/m US Treasury 6 Month Bill ETF	5.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	5.0%
AppLovin Corp.	4.9%
First Solar, Inc.	4.7%
Astera Labs, Inc.	4.4%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	64.6%
Communication Services	10.0%
Financials	5.3%
Consumer Discretionary	5.2%
Energy	2.3%
Health Care	2.0%
Cash & Other	10.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR-AR-74933W270

F/m Emerald Life Sciences Innovation ETF
LFSC | NASDAQ
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from October 30, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)**

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$48	0.54%
*	Annualized
**	Inception date of the Fund was 10/30/2024. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Emerald Life Sciences Innovation ETF’s total return for the ten months ended August 31, 2025 was +11.49% at NAV, materially outpacing its benchmark, the Russell 3000 Health Care Index, which had a total return of -6.35%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The healthcare sector moved inversely to the broad market, with the Russell 3000 Health Care Index falling -6.35% for the trailing period and materially lagging the performance of the Russell 3000 and the Russell 2000 Indices, which returned 12.29% and 7.22% for the trailing period, respectively. Several negative factors came together for the sector as a combination of uncertainty related to evolving policy of the new U.S. Presidential administration specific to pharmaceutical pricing and manufacturing, changes in leadership at the Food and Drug Administration (FDA), and rising healthcare utilization, higher medical loss ratios and Medicare/Medicaid rate cuts weighed heavily on sector sentiment. Given this backdrop, and the well-televised issues that pressured the shares of UnitedHealth Group Inc., the health care management services industry within the Russell 3000 Healthcare sector was the most challenged.
Despite the challenges outlined above, the F/m Emerald Life Sciences Innovation ETF significantly outperformed the Russell 3000 Health Care Index for the period as a result of both strong stock selection and relative positioning. At the industry level, relative outperformance within the biotechnology, health care management services, pharmaceuticals, medical equipment and medical services industries more than offset the negative contribution to return from stock selection driven relative underperformance within the medical services industry. In aggregate, stock selection was the largest driver of outperformance and at the holdings level, the Fund benefited from clinical advancement, commercialization success, and merger and acquisition activity within the biotechnology and pharmaceutical industries. Holdings within these industries represented approximately 67.4% of the Fund on average for the period.   Relative outperformance of the medical equipment companies, which represented approximately 22% of the portfolio on average for the period, also contributed to performance driven by innovation, market share gains, and higher levels of healthcare utilization.
In addition to the above, also contributing to performance was the Fund’s structural overweight to smaller capitalization stocks within the Russell 3000 Health Care Index. As highlighted above, the Russell 2000 healthcare sector outperformed the broader Russell 3000 healthcare sector, which proved to be a tailwind given that those companies with a market capitalization of $5.5B or less comprised 77.55% of the Fund on average for the period compared to the benchmark average weight of approximately 6.77%.

Top Contributors
↑	BridgeBio Pharma, Inc. (BBIO)
↑	Intra-Cellular Therapies (ITCI)
↑	TransMedics Group, Inc. (TMDX)
F/m Emerald Life Sciences Innovation ETF	PAGE 1	TSR-AR-74933W221

Top Detractors
↓	Sarepta Therapeutics, Inc. (SRPT)
↓	Wave Life Sciences Ltd. (WVE)
↓	Biohaven Ltd. (BHVN)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF	11.49
Russell 3000 Total Return	12.29
Russell 3000 Health Care Index Total Return	-6.35
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$64,580,987
Number of Holdings	35
Net Advisory Fee	$240,113
Portfolio Turnover	19%
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
F/m Emerald Life Sciences Innovation ETF	PAGE 2	TSR-AR-74933W221

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Holdings	(% of Net Assets)
LivaNova PLC	6.7%
Soleno Therapeutics, Inc.	5.8%
Travere Therapeutics, Inc.	5.3%
RadNet, Inc.	5.1%
TransMedics Group, Inc.	5.0%
WaVe Life Sciences Ltd.	4.7%
Madrigal Pharmaceuticals, Inc.	4.3%
Guardant Health, Inc.	4.2%
KalVista Pharmaceuticals, Inc.	4.1%
Merit Medical Systems, Inc.	4.1%

Top Sectors	(% of Net Assets)
Health Care	98.7%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/lfsc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Life Sciences Innovation ETF	PAGE 3	TSR-AR-74933W221

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
RBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from February 24, 2025, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred subsequent to the current reporting period, but prior to the transmittal of this annual shareholder report to the Fund’s shareholders.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$13**	0.25%
*	Annualized
**	Inception date of the Fund was 02/24/2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (the “Index”). The Fund returned 2.16% for the current reporting period, versus the Index’s return at 2.22%. Income, inflation accrual and price changes represented the majority of the returns, with the price change returning 0.24% for the current reporting period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 1	TSR-AR-74933W213

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/24/2025)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2.16
ICE US Treasury Core Bond Index	2.92
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index	2.22
Visit https://www.fminvest.com/rbil for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$65,655,154
Number of Holdings	5
Net Advisory Fee	$89,046
Portfolio Turnover	66%
Visit https://www.fminvest.com/rbil for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Government	100.0%
Cash & Other	0.0%

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	100.0%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus dated February 14, 2025, as amended, which is available at https://www.fminvest.com/rbil  or upon request by contacting the Fund at 1-800-617-0004.
Effective September 15, 2025, the Fund’s investment adviser has contractually agreed to lower its unitary management fee to 0.17% of the Fund’s average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/rbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 2	TSR-AR-74933W213

F/m Compoundr High Yield Bond ETF
CPHY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF (the “Fund”) for the period from August 11, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr High Yield Bond ETF	$3**	0.49%
*	Annualized
**	Inception date of the Fund was 08/11/2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Compoundr U.S. High Yield ETF was incepted on August 11, 2025. There was not enough time before fiscal year end to collect meaningful performance data for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2025)
F/m Compoundr High Yield Bond ETF NAV	0.77
Bloomberg U.S. Aggregate Bond Index	0.50
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index	0.72
Visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Compoundr High Yield Bond ETF	PAGE 1	TSR-AR-74933W155

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,007,669
Number of Holdings	2
Net Advisory Fee	$256
Portfolio Turnover	0%
Visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2030 High Yield Corporate Bond ETF	69.8%
Invesco BulletShares 2027 High Yield Corporate Bond ETF	29.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr High Yield Bond ETF	PAGE 2	TSR-AR-74933W155

F/m Compoundr U.S. Aggregate Bond ETF
CPAG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF (the “Fund”) for the period from August 11, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr U.S. Aggregate Bond ETF	$2**	0.39%
*	Annualized
**	Inception date of the Fund was 08/11/2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Compoundr U.S. Aggregate Bond ETF was incepted on August 11, 2025. There was not enough time before fiscal year end to collect meaningful performance data for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2025)
F/m Compoundr U.S. Aggregate Bond ETF NAV	0.44
Bloomberg U.S. Aggregate Bond Index	0.50
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index	0.48
Visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Compoundr U.S. Aggregate Bond ETF	PAGE 1	TSR-AR-74933W148

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$3,515,283
Number of Holdings	1
Net Advisory Fee	$380
Portfolio Turnover	0%
Visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Holdings	(% of Net Assets)
Fidelity Total Bond ETF	99.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr U.S. Aggregate Bond ETF	PAGE 2	TSR-AR-74933W148

F/m High Yield 100 ETF
ZTOP (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”) for the period from April 14, 2025, to August 31, 2025 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m High Yield 100 ETF	$15**	0.39%
*	Annualized
**	Inception date of the Fund was 04/14/2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund  is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Index”). The Fund returned 6.52% versus the Index’s return of 6.60% for the current reporting period. The Fund benefited tremendously from the timing of its launch, as high yield corporate bond spreads reached their widest levels of the year due to trade policy uncertainty in early April before tightening again by the end of August 2025. Easing financial conditions confirmed by falling volatility, solid earnings growth, and active primary markets contributed to strong performance from high yield corporate bond issuers, which in turn contributed to the Fund’s performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/14/2025)
F/m High Yield 100 ETF	6.52
Bloomberg U.S. Aggregate Bond Index	3.25
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index	6.60
Visit https://www.fminvest.com/ztop for more recent performance information.
F/m High Yield 100 ETF	PAGE 1	TSR-AR-74933W197

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$18,300,608
Number of Holdings	100
Net Advisory Fee	$17,844
Portfolio Turnover	4%
Visit https://www.fminvest.com/ztop for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	15.6%
Communications	14.6%
Energy	10.9%
Materials	9.8%
Health Care	7.8%
Industrials	6.9%
Utilities	4.9%
Technology	3.0%
Cash & Other	4.7%

Top 10 Holdings	(% of Net Assets)
Nationstar Mortgage Holdings, Inc.	1.1%
Bausch Health Cos., Inc.	1.0%
Advance Auto Parts, Inc.	1.0%
Genesis Energy LP / Genesis Energy Finance Corp.	1.0%
Civitas Resources, Inc.	1.0%
Discovery Communications LLC	1.0%
XPLR Infrastructure Operating Partners LP	1.0%
Newell Brands, Inc.	1.0%
Venture Global Plaquemines LNG LLC	1.0%
Vodafone Group PLC	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m High Yield 100 ETF	PAGE 2	TSR-AR-74933W197

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has made amendments to its code of ethics during the period covered by this report, including clarifying which of the registrant’s officers are covered. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2025	Fiscal Year 2024
Ernst & Young LLP	N/A	$810,575
PricewaterhouseCoopers LLP	$296,000	$240,805
Tait, Weller & Baker	$220,000	$104,000
Cohen & Co	$483,000	$228,750

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were related to review of semi-annual reports for Tait, Weller & Baker and Cohen & Co. and PricewaterhouseCoopers LLP, were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Ernst & Young LLP	N/A	$0
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$8,500	$3,000
Cohen & Co	$6,300	$5,700

2

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Ernst & Young LLP	N/A	$225,710
PricewaterhouseCoopers LLP	$106,500	$43,072
Tait, Weller & Baker	$59,500	$21,400
Cohen & Co	$122,500	$66,500

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2025	Fiscal Year 2024
Ernst & Young LLP	N/A	$0
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$0	$0
Cohen & Co	$0	$0

(e)(1)	Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

3

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2025	Fiscal Year 2024
Ernst & Young LLP	N/A	$225,710
PricewaterhouseCoopers LLP	$106,500	$43,072
Tait, Weller & Baker	$68,000	$24,400
Cohen & Co	$128,800	$72,200

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

4

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Annual Financial Statements

August 31, 2025

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

August 31, 2025

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 76.2%
4.18%, 09/04/2025 (a)	$30,589,000	$30,581,812
4.22%, 09/11/2025 (a)	43,328,000	43,282,181
4.17%, 09/18/2025 (a)	67,582,000	67,454,345
4.17%, 09/25/2025 (a)	86,981,000	86,746,211
4.11%, 10/02/2025 (a)	92,108,000	91,785,092
4.10%, 10/09/2025 (a)	136,275,000	135,688,104
4.14%, 10/16/2025 (a)	254,957,000	253,662,244
4.14%, 10/23/2025 (a)	49,192,000	48,905,580
4.12%, 10/30/2025 (a)	79,421,000	78,890,206
4.17%, 11/06/2025 (a)	45,341,000	45,006,988
4.21%, 11/13/2025 (a)	100,093,000	99,279,244
4.23%, 11/20/2025 (a)	52,359,000	51,893,631
4.22%, 11/28/2025 (a)	38,913,000	38,532,139
4.21%, 12/04/2025 (a)	129,411,000	128,067,652
4.21%, 12/11/2025 (a)	37,655,000	37,237,422
4.18%, 12/18/2025 (a)	29,356,000	29,006,553
4.22%, 01/02/2026 (a)	36,592,000	36,100,377
4.21%, 01/08/2026 (a)	27,323,000	26,943,635
4.21%, 01/15/2026 (a)	74,326,000	73,237,624
4.21%, 01/22/2026 (a)	17,157,000	16,892,823
4.13%, 01/29/2026 (a)	31,397,000	30,890,200
4.05%, 02/05/2026 (a)	26,318,000	25,876,647
4.02%, 02/12/2026 (a)	26,245,000	25,785,865
4.05%, 02/19/2026 (a)	155,661,000	152,825,025
3.95%, 02/26/2026 (a)	116,872,000	114,659,710
TOTAL U.S. TREASURY BILLS (Cost $1,768,792,074)		1,769,231,310

TOTAL INVESTMENTS — 76.2% (Cost $1,768,792,074)		1,769,231,310
Other Assets in Excess of Liabilities — 23.8%		552,304,955
TOTAL NET ASSETS — 100.0%		$2,321,536,265

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

August 31, 2025

Futures contracts outstanding as of August 31, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	116	12/19/2025	$13,271,125	$12,841
3 Month Canadian Overnight Repo Rate Average	25	06/16/2026	4,440,783	1,893
3 Month Canadian Overnight Repo Rate Average	40	09/15/2026	7,104,890	4,469
3 Month Canadian Overnight Repo Rate Average	47	12/15/2026	8,344,823	5,042
3 Month Canadian Overnight Repo Rate Average	41	03/16/2027	7,275,795	3,623
3 Month Canadian Overnight Repo Rate Average	19	06/15/2027	3,370,153	2,057
3 Month Canadian Overnight Repo Rate Average	3	09/14/2027	531,856	300
3 Month Euribor	187	03/16/2026	53,653,907	65,866
3 Month Euribor	6,258	06/15/2026	1,795,998,485	(1,014,615)
3 Month Euribor	58	09/14/2026	16,643,863	(11,231)
3 Month Euribor	911	12/14/2026	261,316,860	(88,796)
3 Month Euribor	101	03/15/2027	28,953,739	(9,505)
3 Month Euribor	542	06/14/2027	155,272,471	18,748
3 Month Euribor	108	09/13/2027	30,917,791	(1,609)
3 Month Euribor	85	12/13/2027	24,316,044	(1,945)
3 Month Euribor	224	03/13/2028	64,037,343	(4,022)
3 Month Euribor	339	06/19/2028	96,859,126	(6,844)
3 Month Euribor	19	09/18/2028	5,425,904	1,974
3 Month New Zealand Treasury Bill	71	12/10/2025	41,604,312	14,730
3 Month New Zealand Treasury Bill	67	03/11/2026	39,264,253	14,203
3 Month Swiss Average Overnight Rate	3	03/17/2026	938,262	(375)
3 Month Swiss Average Overnight Rate	57	06/16/2026	17,833,203	(19,778)
3 Month Swiss Average Overnight Rate	2	09/15/2026	625,726	(969)
30 Day Federal Funds Rate	1	03/31/2026	401,740	125
30 Day Federal Funds Rate	1	08/31/2026	403,574	542
3-Month Secured Overnight Financing Rate	1,005	06/16/2026	242,418,563	314,063
3-Month Secured Overnight Financing Rate	184	09/15/2026	44,507,300	21,650
3-Month Secured Overnight Financing Rate	154	12/15/2026	37,319,975	31,513
3-Month Secured Overnight Financing Rate	1,402	03/16/2027	340,072,625	494,325
3-Month Secured Overnight Financing Rate	381	06/15/2027	92,444,888	183,263
3-Month Secured Overnight Financing Rate	212	09/14/2027	51,431,200	70,387
3-Month Secured Overnight Financing Rate	212	12/14/2027	51,410,000	77,188
3-Month Secured Overnight Financing Rate	200	03/14/2028	48,472,500	75,888
3-Month Secured Overnight Financing Rate	1,103	06/20/2028	267,160,388	431,500
3-Month Secured Overnight Financing Rate	148	09/19/2028	35,823,400	55,212
3-Month Secured Overnight Financing Rate	109	12/19/2028	26,368,462	38,562
3-Month Secured Overnight Financing Rate	43	03/20/2029	10,395,787	13,525
3-Month Secured Overnight Financing Rate	41	06/18/2029	9,906,625	14,363
3-Month Secured Overnight Financing Rate	40	09/18/2029	9,659,500	13,125
3-Month Secured Overnight Financing Rate	40	12/18/2029	9,654,000	(1,088)
Arabica Coffee	208	12/18/2025	30,115,800	2,187,738
Arabica Coffee	25	03/19/2026	3,505,312	157,312
Arabica Coffee	6	05/18/2026	818,212	55,219
ASX SPI 200 Index	493	09/18/2025	72,086,731	2,136,420
AUD/USD Cross Currency Rate	59	09/15/2025	3,863,025	10,935
Australian 90 Day Bank Bills	1,601	12/11/2025	1,039,267,116	(176,382)
Australian 90 Day Bank Bills	431	03/12/2026	279,859,853	(34,048)
Australian 90 Day Bank Bills	162	06/11/2026	105,203,812	(4,212)
Australian 90 Day Bank Bills	145	09/10/2026	94,163,905	(4,960)

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Australian 90 Day Bank Bills	41	12/10/2026	$26,623,702	$(4,910)
Australian 90 Day Bank Bills	45	03/11/2027	29,218,277	(3,511)
Australian 90 Day Bank Bills	43	06/10/2027	27,916,272	64
Australian Government 10 Year Bonds	1,680	09/15/2025	125,010,040	(132,891)
Australian Government 3 Year Bonds	3,513	09/15/2025	246,752,907	(291,977)
BIST 30 Index	509	10/31/2025	1,624,693	(32,104)
Brazilian Real/US Dollar Cross Currency Rate	6	09/30/2025	109,800	380
Brent Crude Oil	96	09/30/2025	6,478,080	136,020
Brent Crude Oil	5	10/31/2025	334,450	(1,390)
Brent Crude Oil	4	11/28/2025	266,000	2,120
British Pound/US Dollar Cross Currency Rate	820	09/15/2025	69,254,125	(143,417)
CAC40 10 Euro Index	291	09/19/2025	26,260,029	(503,683)
Canadian 10 Year Government Bonds	1,488	12/18/2025	130,570,415	782,794
Canadian 5 Year Bonds	3	12/18/2025	249,660	677
Canadian Canola Oil	39	11/14/2025	355,767	(46,383)
Canadian Dollar/US Dollar Cross Currency Rate	126	09/16/2025	9,185,400	(24,013)
Class III Milk	5	11/04/2025	178,400	400
Consumer Discretionary Select Sector Index	3	09/19/2025	703,020	23,350
Copper	7	12/29/2025	803,338	11,300
Corn No. 2 Yellow	107	12/12/2025	2,248,337	4,012
Crude Oil	294	09/22/2025	18,818,940	323,866
Crude Oil	2	10/21/2025	126,920	(5,080)
Crude Oil	2	11/20/2025	125,980	(5,210)
Crude Oil	2	12/19/2025	125,400	(4,920)
Crude Palm Oil	35	10/15/2025	900,266	27,225
Crude Palm Oil	165	11/14/2025	4,276,331	47,130
Crude Palm Oil	110	12/15/2025	2,869,112	(19,769)
Crude Palm Oil	45	01/15/2026	1,178,254	(38,136)
Crude Soybean Oil	689	12/12/2025	21,554,676	(920,275)
Crude Soybean Oil	85	01/14/2026	2,673,420	(93,990)
Crude Soybean Oil	12	03/13/2026	379,440	(10,230)
DAX Index	4	09/19/2025	560,572	(4,247)
Dow Jones Industrial Average Index	209	09/19/2025	47,653,045	674,774
E-mini Consumer Staples Select Sector	7	09/19/2025	569,940	(5,950)
E-mini Materials Sector	3	09/19/2025	293,670	2,570
Emini S&P 500 ESG Index	15	09/19/2025	4,224,000	144,615
Euro Half Dollars	3	09/15/2025	219,572	(66)
Euro STOXX 50 Dividend Index	22	12/18/2026	406,659	18,344
EURO STOXX 50 Index	7	09/19/2025	373,598	4,621
Euro STOXX 50 Quanto Index	540	09/19/2025	33,874,376	(338,331)
Euro STOXX Banks Index	181	09/19/2025	2,379,043	248,613
Euro/Japanese Yen Cross Currency Rate	154	09/15/2025	22,513,678	560,223
Euro/US Dollar Cross Currency Rate	7	09/15/2025	102,467	197
Euro/US Dollar Cross Currency Rate	994	09/15/2025	145,502,963	923,142
Euro-BOBL	38	09/08/2025	5,221,849	(2,714)
Euro-BTP Italian Government Bonds	576	09/08/2025	81,032,324	(464,717)
Euro-Bund	1,404	09/08/2025	212,791,979	(411,889)
Euro-Schatz	69	09/08/2025	8,642,255	(8,417)
Feeder Cattle	111	10/30/2025	20,228,363	802,050
Feeder Cattle	27	11/20/2025	4,908,600	207,663

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Financial Select Sector Index	1	09/19/2025	$166,390	$2,452
French Government Bonds	1,457	09/08/2025	207,801,947	(2,030,429)
FTSE 100 Index	1,431	09/19/2025	178,299,591	4,542,699
FTSE Bursa Malaysia KLCI Index	45	09/30/2025	824,379	(9,935)
FTSE China A50 Index	3,990	09/29/2025	59,790,150	122,214
FTSE MIB Index	40	09/19/2025	1,977,046	113,144
FTSE/JSE Top 40 Index	428	09/18/2025	22,840,011	958,259
FTSE/MIB Index	103	09/19/2025	25,454,473	963,166
German Stock Index	141	09/19/2025	98,800,789	(66,319)
Gold	407	12/29/2025	143,105,270	3,389,994
Gold	1	02/25/2026	354,460	5,200
Hang Seng China Enterprises Index	418	09/29/2025	23,941,633	(626,624)
Hang Seng China Enterprises Index	44	09/29/2025	504,034	(13,105)
Hang Seng Index	440	09/29/2025	70,618,434	(1,478,693)
Hang Seng Index	80	09/29/2025	2,567,943	(44,110)
Hang Seng TECH Index	135	09/29/2025	4,930,344	(87,191)
IBEX 35 Composite Index	8	09/19/2025	140,094	(2,170)
IBEX 35 Index	35	09/19/2025	6,129,105	(70,996)
ICE 3 Month SONIA Rate	13	09/15/2026	4,232,828	(9,242)
ICE 3 Month SONIA Rate	15	12/15/2026	4,886,313	(9,917)
ICE 3 Month SONIA Rate	847	03/16/2027	275,971,045	(383,907)
ICE 3 Month SONIA Rate	158	06/15/2027	51,471,832	(70,216)
ICE 3 Month SONIA Rate	53	09/14/2027	17,261,391	(28,113)
ICE 3 Month SONIA Rate	55	12/14/2027	17,907,189	(22,268)
ICE 3 Month SONIA Rate	112	03/14/2028	36,452,302	(36,493)
ICE 3 Month SONIA Rate	81	06/20/2028	26,351,877	(22,487)
ICE 3 Month SONIA Rate	10	09/19/2028	3,251,967	(3,565)
ICE 3 Month SONIA Rate	6	12/19/2028	1,950,369	(2,467)
ICE European Climate Exchange Emissions	11	12/15/2025	939,305	9,745
ICE European Climate Exchange Emissions	3	12/14/2026	262,878	3,931
Industrial Select Sector Index	2	09/19/2025	306,240	(2,550)
Japanese Yen/US Dollar Cross Currency Rate	7	09/15/2025	596,181	(269)
Lean Hogs	540	10/14/2025	20,525,400	653,740
Lean Hogs	259	12/12/2025	9,054,640	359,150
Lean Hogs	199	02/13/2026	7,134,150	171,580
Live Cattle	396	10/31/2025	37,960,560	3,690,750
Live Cattle	402	12/31/2025	38,716,620	3,007,820
Live Cattle	191	02/27/2026	18,507,900	1,254,450
Live Cattle	33	04/30/2026	3,200,340	240,240
LME Aluminum Forward	3	09/01/2025	196,386	12,699
LME Aluminum Forward	2	09/02/2025	130,924	9,636
LME Aluminum Forward	1	09/05/2025	65,457	3,895
LME Aluminum Forward	5	09/08/2025	327,279	9,081
LME Aluminum Forward	2	09/09/2025	130,905	(912)
LME Aluminum Forward	5	09/10/2025	327,245	1,488
LME Aluminum Forward	3	09/12/2025	196,327	1,804
LME Aluminum Forward	188	09/15/2025	12,302,485	128,534
LME Aluminum Forward	1	09/16/2025	65,401	1,839
LME Aluminum Forward	1	09/17/2025	65,390	2,303
LME Aluminum Forward	1	09/19/2025	65,368	(45)

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	13	09/22/2025	$849,631	$7,919
LME Aluminum Forward	1	09/24/2025	65,365	(911)
LME Aluminum Forward	1	09/26/2025	65,381	(512)
LME Aluminum Forward	1	09/30/2025	65,381	356
LME Aluminum Forward	4	10/01/2025	261,525	1,525
LME Aluminum Forward	2	10/03/2025	130,788	2,388
LME Aluminum Forward	86	10/13/2025	5,622,250	111,400
LME Aluminum Forward	1	10/14/2025	65,325	850
LME Aluminum Forward	14	10/15/2025	914,522	2,070
LME Aluminum Forward	12	10/17/2025	783,825	(8,644)
LME Aluminum Forward	21	10/20/2025	1,371,563	(17,694)
LME Aluminum Forward	18	10/21/2025	1,175,513	(13,880)
LME Aluminum Forward	17	10/22/2025	1,110,100	(16,679)
LME Aluminum Forward	1	10/28/2025	65,331	967
LME Aluminum Forward	7	10/29/2025	457,319	6,706
LME Aluminum Forward	1	10/31/2025	65,343	981
LME Aluminum Forward	4	11/05/2025	261,500	63
LME Aluminum Forward	2	11/10/2025	130,779	304
LME Aluminum Forward	2	11/14/2025	130,810	1,938
LME Aluminum Forward	34	11/17/2025	2,223,770	31,690
LME Aluminum Forward	83	11/18/2025	5,425,503	97,940
LME Aluminum Forward	4	11/19/2025	261,470	(1,080)
LME Aluminum Forward	5	11/24/2025	326,937	(575)
LME Aluminum Forward	10	11/26/2025	653,875	475
LME Copper Forward	1	09/01/2025	245,581	4,644
LME Copper Forward	1	09/03/2025	245,656	3,494
LME Copper Forward	1	09/05/2025	245,815	2,545
LME Copper Forward	1	09/09/2025	245,894	2,672
LME Copper Forward	25	09/15/2025	6,153,225	120,593
LME Copper Forward	15	09/22/2025	3,695,130	64,142
LME Copper Forward	1	09/24/2025	246,385	(715)
LME Copper Forward	2	09/26/2025	492,944	3,669
LME Copper Forward	2	09/29/2025	492,987	(920)
LME Copper Forward	2	09/30/2025	493,030	(783)
LME Copper Forward	2	10/01/2025	493,073	(1,027)
LME Copper Forward	2	10/06/2025	493,364	2,058
LME Copper Forward	2	10/07/2025	493,414	3,764
LME Copper Forward	2	10/08/2025	493,448	8,036
LME Copper Forward	20	10/13/2025	4,936,145	78,509
LME Copper Forward	4	10/17/2025	987,464	5,026
LME Copper Forward	1	10/20/2025	246,882	(418)
LME Copper Forward	8	10/22/2025	1,975,442	(5,787)
LME Copper Forward	1	10/29/2025	247,112	2,514
LME Copper Forward	1	10/31/2025	247,191	5,253
LME Copper Forward	1	11/05/2025	247,251	3,001
LME Copper Forward	15	11/17/2025	3,712,215	69,625
LME Copper Forward	21	11/18/2025	5,196,576	105,126
LME Lead Forward	2	09/02/2025	183,009	958
LME Lead Forward	1	09/02/2025	91,481	(1,330)
LME Lead Forward	2	09/03/2025	183,043	(1,084)

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	1	09/08/2025	$91,604	$(766)
LME Lead Forward	2	09/09/2025	183,239	(2,017)
LME Lead Forward	3	09/10/2025	274,908	(3,880)
LME Lead Forward	4	09/12/2025	366,811	(1,377)
LME Lead Forward	68	09/15/2025	6,236,925	131,567
LME Lead Forward	2	09/16/2025	183,462	(2,554)
LME Lead Forward	5	09/17/2025	458,715	(830)
LME Lead Forward	5	09/19/2025	458,949	4,106
LME Lead Forward	5	09/22/2025	459,007	1,081
LME Lead Forward	2	09/23/2025	183,627	3,117
LME Lead Forward	6	09/24/2025	550,950	4,950
LME Lead Forward	3	09/26/2025	275,665	2,185
LME Lead Forward	1	09/29/2025	91,904	734
LME Lead Forward	4	10/01/2025	367,744	(146)
LME Lead Forward	63	10/13/2025	5,802,795	155,046
LME Lead Forward	2	10/14/2025	184,238	2,408
LME Lead Forward	1	10/15/2025	92,130	630
LME Lead Forward	7	10/17/2025	645,047	(2,203)
LME Lead Forward	3	10/20/2025	276,463	(2,567)
LME Lead Forward	2	10/21/2025	184,336	(2,414)
LME Lead Forward	11	10/22/2025	1,014,000	10,110
LME Lead Forward	1	10/24/2025	92,220	570
LME Lead Forward	1	10/28/2025	92,243	2,373
LME Lead Forward	1	10/31/2025	92,304	1,914
LME Lead Forward	4	11/03/2025	369,264	9,354
LME Lead Forward	4	11/04/2025	369,313	4,993
LME Lead Forward	9	11/05/2025	831,062	10,982
LME Lead Forward	4	11/10/2025	369,556	3,286
LME Lead Forward	5	11/14/2025	462,241	9,331
LME Lead Forward	11	11/17/2025	1,016,941	18,757
LME Lead Forward	13	11/24/2025	1,202,526	13,536
LME Lead Forward	19	11/26/2025	1,757,994	13,884
LME Nickel Forward	2	09/01/2025	97,539	(511)
LME Nickel Forward	3	09/02/2025	146,372	(2,765)
LME Nickel Forward	2	09/02/2025	97,496	(1,479)
LME Nickel Forward	1	09/08/2025	48,918	(694)
LME Nickel Forward	51	09/15/2025	2,501,461	(86,849)
LME Nickel Forward	2	09/16/2025	98,072	(841)
LME Nickel Forward	9	09/17/2025	441,472	(6,190)
LME Nickel Forward	2	09/19/2025	98,238	(2,112)
LME Nickel Forward	17	09/22/2025	835,308	(18,817)
LME Nickel Forward	2	09/26/2025	98,425	(2,413)
LME Nickel Forward	5	09/30/2025	246,191	1,597
LME Nickel Forward	20	10/01/2025	985,020	(5,536)
LME Nickel Forward	6	10/03/2025	295,812	(2,576)
LME Nickel Forward	12	10/06/2025	591,780	(2,495)
LME Nickel Forward	9	10/07/2025	443,950	(3,200)
LME Nickel Forward	1	10/08/2025	49,340	328
LME Nickel Forward	7	10/10/2025	345,742	2,348
LME Nickel Forward	46	10/13/2025	2,272,607	6,443

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	2	10/14/2025	$98,772	$659
LME Nickel Forward	9	10/15/2025	444,303	2,684
LME Nickel Forward	1	11/04/2025	49,617	(271)
LME Tin Forward	1	09/01/2025	175,915	6,720
LME Tin Forward	1	09/02/2025	175,965	6,791
LME Tin Forward	1	09/03/2025	175,815	13,640
LME Tin Forward	1	09/05/2025	175,715	11,715
LME Tin Forward	2	09/08/2025	351,403	23,978
LME Tin Forward	1	09/09/2025	175,688	12,163
LME Tin Forward	3	09/10/2025	527,025	37,150
LME Tin Forward	3	09/15/2025	526,545	38,970
LME Tin Forward	1	09/17/2025	175,417	6,300
LME Tin Forward	2	09/22/2025	350,772	23,689
LME Tin Forward	1	09/24/2025	175,365	6,165
LME Tin Forward	3	10/03/2025	526,207	26,707
LME Tin Forward	2	10/07/2025	350,826	3,681
LME Tin Forward	2	10/20/2025	350,802	13,303
LME Tin Forward	1	10/21/2025	175,396	2,746
LME Tin Forward	3	10/22/2025	526,174	2,762
LME Tin Forward	1	10/29/2025	175,455	6,205
LME Tin Forward	1	10/31/2025	175,502	8,464
LME Tin Forward	1	11/03/2025	175,513	8,493
LME Tin Forward	3	11/10/2025	526,575	25,050
LME Tin Forward	3	11/18/2025	525,585	17,385
LME Zinc Forward	3	09/02/2025	211,884	12,946
LME Zinc Forward	3	09/03/2025	211,857	1,015
LME Zinc Forward	2	09/05/2025	141,294	8,532
LME Zinc Forward	4	09/08/2025	282,617	6,840
LME Zinc Forward	2	09/09/2025	141,322	(2,039)
LME Zinc Forward	6	09/10/2025	424,009	1,437
LME Zinc Forward	4	09/12/2025	282,670	9,370
LME Zinc Forward	96	09/15/2025	6,784,056	29,254
LME Zinc Forward	3	09/16/2025	211,927	2,166
LME Zinc Forward	8	09/17/2025	564,938	7,806
LME Zinc Forward	1	09/19/2025	70,607	460
LME Zinc Forward	10	09/22/2025	706,022	23,405
LME Zinc Forward	2	09/23/2025	141,194	6,269
LME Zinc Forward	3	09/24/2025	211,777	4,877
LME Zinc Forward	6	09/26/2025	423,564	10,014
LME Zinc Forward	1	09/29/2025	70,595	2,245
LME Zinc Forward	4	09/30/2025	282,379	8,167
LME Zinc Forward	5	10/01/2025	352,976	10,089
LME Zinc Forward	1	10/03/2025	70,597	418
LME Zinc Forward	4	10/06/2025	282,390	11,315
LME Zinc Forward	3	10/07/2025	211,793	7,506
LME Zinc Forward	4	10/08/2025	282,393	3,958
LME Zinc Forward	3	10/10/2025	211,792	830
LME Zinc Forward	63	10/13/2025	4,447,595	14,690
LME Zinc Forward	3	10/14/2025	211,789	2,035
LME Zinc Forward	4	10/15/2025	282,385	3,619

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	4	10/17/2025	$282,385	$(2,140)
LME Zinc Forward	3	10/20/2025	211,789	2,138
LME Zinc Forward	1	10/21/2025	70,596	(1,154)
LME Zinc Forward	10	10/22/2025	705,963	2,862
LME Zinc Forward	4	10/24/2025	282,385	2,760
LME Zinc Forward	3	10/27/2025	211,789	1,626
LME Zinc Forward	11	10/28/2025	776,559	11,734
LME Zinc Forward	25	10/29/2025	1,764,906	25,000
LME Zinc Forward	3	10/31/2025	211,811	3,116
LME Zinc Forward	1	11/03/2025	70,605	1,743
LME Zinc Forward	16	11/04/2025	1,129,716	16,466
LME Zinc Forward	13	11/05/2025	917,917	3,342
LME Zinc Forward	7	11/10/2025	494,326	(2,324)
LME Zinc Forward	9	11/11/2025	635,450	(4,101)
LME Zinc Forward	18	11/12/2025	1,270,899	2,311
LME Zinc Forward	9	11/14/2025	635,375	9,011
LME Zinc Forward	2	11/17/2025	141,194	812
LME Zinc Forward	9	11/18/2025	634,826	10,789
LME Zinc Forward	3	11/19/2025	211,425	2,956
LME Zinc Forward	10	11/26/2025	704,750	4,350
London Cocoa	3	05/13/2026	209,999	(2,568)
London Metals - Aluminum(a)	1,133	09/15/2025	74,142,104	1,720,388
London Metals - Aluminum(a)	350	10/13/2025	22,881,250	199,319
London Metals - Aluminum(a)	170	11/17/2025	11,118,850	100,725
London Metals - Aluminum(a)	199	12/15/2025	13,020,819	35,250
London Metals - Copper(a)	232	09/15/2025	57,101,929	1,032,454
London Metals - Copper(a)	5	10/13/2025	1,234,036	22,661
London Metals - Copper(a)	114	12/15/2025	28,272,684	382,158
London Metals - Lead(a)	725	09/15/2025	35,559,981	(719,672)
London Metals - Lead(a)	72	10/13/2025	3,557,124	(33,359)
London Metals - Lead(a)	2	11/17/2025	99,412	194
London Metals - Lead(a)	8	12/15/2025	399,758	(1,104)
London Metals - Nickel(a)	312	09/15/2025	28,616,478	242,323
London Metals - Nickel(a)	22	12/15/2025	2,040,666	24,625
London Metals - Tin(a)	3	09/15/2025	526,545	17,029
London Metals - Tin(a)	1	12/15/2025	175,240	6,415
London Metals - Zinc(a)	412	09/15/2025	29,114,907	500,921
London Metals - Zinc(a)	7	10/13/2025	494,177	721
London Metals - Zinc(a)	22	12/15/2025	1,552,210	4,254
Long Gilt	526	12/29/2025	64,354,770	61,552
Low Sulphur Gas Oil	224	10/10/2025	15,064,000	240,025
Low Sulphur Gas Oil	23	11/12/2025	1,524,900	(25,400)
Low Sulphur Gas Oil	13	12/11/2025	846,300	13,325
Low Sulphur Gas Oil	3	01/12/2026	193,875	(200)
Mexican Peso/US Dollar Cross Currency Rate	1,333	09/15/2025	35,677,745	362,414
Micro Gold	4	12/29/2025	140,644	2,488
MSCI EAFE Index	92	09/19/2025	12,517,060	186,263
MSCI Emerging Markets Index	550	09/19/2025	34,784,750	1,171,495
MSCI Singapore Index	684	09/29/2025	23,671,592	314,240
Nasdaq 100 Index	169	09/19/2025	79,300,715	990,112

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 Micro Index	3	09/19/2025	$140,771	$1,382
Natural Gas	3	09/26/2025	89,910	4,049
Nifty 50 Index	217	09/30/2025	10,656,002	(206,634)
Nikkei 225 Index	68	09/11/2025	1,975,380	73,305
Nikkei 225 Index	138	09/11/2025	40,088,599	1,399,664
Nikkei 225 Index	254	09/11/2025	36,897,452	1,771,430
Nikkei 225 Index	15	09/11/2025	2,147,596	48,910
Nikkei 225 Index	16	09/11/2025	3,368,000	37,075
NY Harbor ULSD	203	09/30/2025	19,352,315	(59,681)
NY Harbor ULSD	28	10/31/2025	2,659,289	(65,222)
NY Harbor ULSD	21	11/28/2025	1,980,355	(21,592)
NY Harbor ULSD	11	12/31/2025	1,034,880	1,621
NYSE FANG+ Index	2	09/19/2025	153,254	(408)
OMXS30 ESG Index	5	09/19/2025	132,533	(387)
OMXS30 Index	1,235	09/19/2025	34,360,650	(113,881)
Palladium	33	12/29/2025	3,709,200	(61,100)
Platinum	315	10/29/2025	21,585,375	602,130
Reformulated Gasoline Blendstock	275	09/30/2025	22,740,795	328,669
Reformulated Gasoline Blendstock	22	10/31/2025	1,767,982	(5,834)
Reformulated Gasoline Blendstock	15	11/28/2025	1,180,431	(8,610)
Reformulated Gasoline Blendstock	13	12/31/2025	1,013,758	3,793
Robusta Coffee	1	11/24/2025	48,150	10
Robusta Coffee	1	01/26/2026	47,030	430
Russell 2000 Index	390	09/19/2025	46,211,100	1,243,551
S&P 500 Index	4	09/19/2025	129,455	3,101
S&P 500 Index	314	09/19/2025	101,622,175	1,763,345
S&P Mid Cap 400 Index	14	09/19/2025	4,561,900	38,260
S&P/Toronto Stock Exchange 60 Index	442	09/18/2025	109,149,074	5,616,051
SGX FTSE Taiwan Index	397	09/26/2025	31,855,280	43,784
SGX TSI Iron Ore	186	09/30/2025	1,925,100	(8,565)
SGX TSI Iron Ore	481	10/31/2025	4,976,907	39,954
SGX TSI Iron Ore	142	11/28/2025	1,465,440	10,680
SGX TSI Iron Ore	82	12/31/2025	844,600	8,145
Short-term Euro-BTP	1,816	09/08/2025	228,866,947	(582,935)
Silver	544	12/29/2025	110,766,560	4,790,291
Silver	10	03/27/2026	2,060,100	77,445
South African Rand/US Dollar Cross Currency Rate	2	09/15/2025	56,650	650
Soybeans	998	11/14/2025	52,619,550	1,500,397
Soybeans	78	03/13/2026	4,239,300	68,538
STOXX 600 Bank Spread Index	39	09/19/2025	682,227	48,876
STOXX 600 Utilities Index	24	09/19/2025	608,304	(11,699)
STOXX Euro ESG-X Index	66	09/19/2025	1,555,085	(11,067)
STOXX Europe 600 Index	5	09/19/2025	142,758	3,732
STOXX Europe 600 Index	193	09/19/2025	6,221,691	20,520
Sugar #11	15	09/30/2025	275,016	(574)
Swiss Franc/US Dollar Cross Currency Rate	217	09/15/2025	33,968,637	(21,785)
Swiss Government Bonds	4	09/08/2025	815,247	4,824
Technology Select Sector Index	4	09/19/2025	1,058,400	20,200
Tokyo Price Index	65	09/11/2025	1,359,004	110,715
TOPIX Index	323	09/11/2025	67,532,068	3,600,461

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Two Year Canadian Government Bonds	83	12/18/2025	$6,380,548	$6,346
U.S. Treasury 10 Year Notes	1,363	12/19/2025	153,337,500	420,501
U.S. Treasury 2 Year Notes	1,104	12/31/2025	230,227,124	183,077
U.S. Treasury 5 Year Note	2,455	12/31/2025	268,745,782	550,461
U.S. Treasury Long Bonds	14	12/19/2025	1,599,500	(2,797)
US 3 Year Notes	9	12/31/2025	1,918,477	4,414
US Cocoa	43	12/15/2025	3,315,300	(321,640)
US Cocoa	12	03/16/2026	900,240	(70,430)
US Dollar/Chinese Renminbi Cross Currency Rate	2	09/15/2025	200,006	(576)
Utilities Select Sector Index	6	09/19/2025	510,420	(4,520)
White Sugar	8	09/15/2025	197,080	1,550
White Sugar	16	11/14/2025	382,160	5,770
WTI CRUDE FUTURE Feb26	2	01/16/2026	125,020	(330)
WTI Light Sweet Crude Oil	2	10/20/2025	126,920	(4,180)
WTI Light Sweet Crude Oil	2	11/19/2025	125,980	(3,860)
WTI Light Sweet Crude Oil	2	12/18/2025	125,400	(4,150)
				$52,453,870

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(37)	01/30/2026	$14,830,478	$3,229
10 Year Japanese Government Bonds	(16)	09/11/2025	1,497,819	1,143
10 Year U.S. Ultra Treasury Notes	(56)	12/19/2025	6,406,750	(22,766)
3 Month Canadian Overnight Repo Rate Average	(4,610)	03/17/2026	818,544,799	(671,597)
3 Month Canadian Overnight Repo Rate Average	(31)	06/16/2026	5,506,572	(2,549)
3 Month Euribor	(73)	03/16/2026	20,945,108	1,141
3 Month Euribor	(104)	09/14/2026	29,844,169	614
3-Month Secured Overnight Financing Rate	(248)	06/16/2026	59,820,700	(66,013)
3-Month Secured Overnight Financing Rate	(1,688)	09/15/2026	408,306,100	(449,112)
3-Month Secured Overnight Financing Rate	(15)	12/15/2026	3,635,063	(1,300)
Arabica Coffee	(117)	12/18/2025	16,940,138	(3,155,288)
ASX SPI 200 Index	(91)	09/18/2025	13,306,070	(467,065)
AUD/USD Cross Currency Rate	(1,114)	09/15/2025	72,939,150	(582,928)
Australian 90 Day Bank Bills	(241)	12/11/2025	156,441,833	9,622
Australian 90 Day Bank Bills	(211)	03/12/2026	137,007,956	33,654
Brent Crude Oil	(1)	09/30/2025	67,480	(230)
Brent Crude Oil	(12)	09/30/2025	809,760	(6,193)
Brent Crude Oil	(14)	10/31/2025	936,460	(8,680)
Brent Crude Oil	(8)	11/28/2025	532,000	(5,850)
British Pound/US Dollar Cross Currency Rate	(35)	09/15/2025	2,955,969	(7,541)
CAC40 10 Euro Index	(16)	09/19/2025	1,443,850	10,898
Canadian 10 Year Government Bonds	(747)	12/18/2025	65,548,455	(366,047)
Canadian 5 Year Bonds	(259)	12/18/2025	21,553,945	(70,914)
Canadian Canola Oil	(61)	11/14/2025	556,455	20,360
Canadian Canola Oil	(24)	01/14/2026	223,092	8,292
Canadian Dollar/US Dollar Cross Currency Rate	(372)	09/16/2025	27,118,800	(108,499)
Copper	(103)	12/29/2025	11,820,538	(214,063)
Copper	(7)	03/27/2026	812,525	(6,850)

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Corn No. 2 Yellow	(2,245)	12/12/2025	$47,173,062	$623,480
Corn No. 2 Yellow	(927)	03/13/2026	20,289,713	(274,750)
Corn No. 2 Yellow	(144)	05/14/2026	3,223,800	14,813
Cotton No.2	(1,326)	12/08/2025	44,116,020	770,972
Cotton No.2	(96)	03/09/2026	3,285,120	34,355
Crude Oil	(6)	09/22/2025	384,060	(4,990)
Crude Oil	(8)	10/21/2025	507,680	(13,000)
Crude Oil	(49)	11/20/2025	3,086,510	(54,840)
Crude Oil	(11)	12/19/2025	689,700	(14,100)
Crude Soybean Oil	(555)	12/12/2025	17,362,620	1,041,942
Dollar Index	(324)	09/15/2025	31,651,560	(67,538)
Dow Jones Industrial Average Index	(5)	09/19/2025	1,140,025	(31,190)
Euro BUXL 30 Year Bonds	(243)	09/08/2025	32,397,347	967,319
Euro STOXX 50 Quanto Index	(67)	09/19/2025	4,202,932	6,081
Euro/Pound Sterling Cross Currency Rate	(2)	09/15/2025	292,826	(2,053)
Euro/US Dollar Cross Currency Rate	(1,099)	09/15/2025	160,872,994	(2,974,931)
Euro-BOBL	(840)	09/08/2025	115,430,350	(150,955)
Euro-Bund	(1,526)	09/08/2025	231,282,450	138,167
Euro-Schatz	(1,730)	09/08/2025	216,682,616	(15,547)
European Rapeseed	(154)	10/31/2025	4,166,325	69,258
European Rapeseed	(43)	01/30/2026	1,179,674	20,210
French Government Bonds	(596)	09/08/2025	85,003,404	659,365
Frozen Concentrated Orange Juice	(29)	11/07/2025	1,063,792	3,998
FTSE China A50 Index	(4)	09/29/2025	59,940	(447)
German Stock Index	(31)	09/19/2025	21,722,159	44,143
Gold	(80)	12/29/2025	28,128,800	(803,690)
Hang Seng China Enterprises Index	(63)	09/29/2025	3,608,428	18,565
Hang Seng Index	(8)	09/29/2025	1,283,972	(481)
Hard Red Winter Wheat	(778)	12/12/2025	20,218,275	541,270
Hard Red Winter Wheat	(110)	03/13/2026	2,974,125	99,513
ICE 3 Month SONIA Rate	(611)	06/16/2026	198,777,742	197,402
ICE 3 Month SONIA Rate	(2,392)	09/15/2026	778,840,321	807,382
ICE 3 Month SONIA Rate	(10)	12/15/2026	3,257,542	169
Indian Rupee/US Dollar Cross Currency Rate	(5)	09/26/2025	283,225	3,260
Indian Rupee/US Dollar Cross Currency Rate	(5)	09/26/2025	113,210	1,014
Japanese 10 Year Government Bonds	(363)	09/12/2025	339,743,595	1,167,150
Japanese Yen/US Dollar Cross Currency Rate	(1,289)	09/15/2025	109,782,519	580,803
Light Sweet Crude Oil	(8)	09/19/2025	256,040	(5,203)
LME Aluminum Forward	(3)	09/01/2025	196,386	(2,820)
LME Aluminum Forward	(2)	09/02/2025	130,924	(1,910)
LME Aluminum Forward	(1)	09/05/2025	65,457	(1,006)
LME Aluminum Forward	(5)	09/08/2025	327,279	(7,027)
LME Aluminum Forward	(2)	09/09/2025	130,905	(1,768)
LME Aluminum Forward	(5)	09/10/2025	327,245	(6,360)
LME Aluminum Forward	(3)	09/12/2025	196,327	(2,613)
LME Aluminum Forward	(188)	09/15/2025	12,302,485	(376,945)
LME Aluminum Forward	(1)	09/16/2025	65,401	(911)
LME Aluminum Forward	(1)	09/17/2025	65,390	(946)
LME Aluminum Forward	(1)	09/19/2025	65,368	(905)
LME Aluminum Forward	(13)	09/22/2025	849,631	7,380

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
LME Aluminum Forward	(1)	09/24/2025	$65,365	$(1,040)
LME Aluminum Forward	(1)	09/26/2025	65,381	(519)
LME Aluminum Forward	(1)	09/30/2025	65,381	541
LME Aluminum Forward	(4)	10/01/2025	261,525	2,195
LME Aluminum Forward	(2)	10/03/2025	130,788	1,148
LME Aluminum Forward	(86)	10/13/2025	5,622,250	(75,854)
LME Aluminum Forward	(1)	10/14/2025	65,325	575
LME Aluminum Forward	(14)	10/15/2025	914,522	(19,222)
LME Aluminum Forward	(12)	10/17/2025	783,825	(15,975)
LME Aluminum Forward	(21)	10/20/2025	1,371,563	(26,156)
LME Aluminum Forward	(18)	10/21/2025	1,175,513	(20,969)
LME Aluminum Forward	(17)	10/22/2025	1,110,100	(23,375)
LME Aluminum Forward	(1)	10/28/2025	65,331	(106)
LME Aluminum Forward	(7)	10/29/2025	457,319	(9,188)
LME Aluminum Forward	(1)	10/31/2025	65,343	(956)
LME Aluminum Forward	(2)	11/10/2025	130,779	(1,946)
LME Aluminum Forward	(1)	11/12/2025	65,380	(155)
LME Aluminum Forward	(2)	11/14/2025	130,810	(1,322)
LME Aluminum Forward	(7)	11/17/2025	457,835	(4,783)
LME Aluminum Forward	(8)	11/18/2025	522,940	(3,403)
LME Aluminum Forward	(4)	11/19/2025	261,470	(2,107)
LME Copper Forward	(1)	09/01/2025	245,581	(2,228)
LME Copper Forward	(1)	09/03/2025	245,656	(2,303)
LME Copper Forward	(1)	09/05/2025	245,815	(1,315)
LME Copper Forward	(1)	09/09/2025	245,894	(5,419)
LME Copper Forward	(25)	09/15/2025	6,153,225	(85,714)
LME Copper Forward	(15)	09/22/2025	3,695,130	(14,031)
LME Copper Forward	(1)	09/24/2025	246,385	1,841
LME Copper Forward	(2)	09/26/2025	492,944	(206)
LME Copper Forward	(2)	09/29/2025	492,987	(10,762)
LME Copper Forward	(2)	09/30/2025	493,030	(10,643)
LME Copper Forward	(2)	10/01/2025	493,073	(10,623)
LME Copper Forward	(2)	10/06/2025	493,364	(10,602)
LME Copper Forward	(2)	10/07/2025	493,414	(11,283)
LME Copper Forward	(2)	10/08/2025	493,448	(10,586)
LME Copper Forward	(20)	10/13/2025	4,936,145	(87,171)
LME Copper Forward	(4)	10/17/2025	987,464	(21,289)
LME Copper Forward	(1)	10/20/2025	246,882	(2,157)
LME Copper Forward	(8)	10/22/2025	1,975,442	(32,054)
LME Copper Forward	(1)	10/29/2025	247,112	(7,349)
LME Copper Forward	(1)	10/31/2025	247,191	(2,514)
LME Copper Forward	(1)	11/17/2025	247,481	(5,056)
LME Copper Forward	(1)	11/18/2025	247,456	(5,344)
LME Copper Forward	(1)	11/26/2025	247,550	(3,625)
LME Lead Forward	(2)	09/02/2025	183,009	2,301
LME Lead Forward	(1)	09/02/2025	91,481	(477)
LME Lead Forward	(2)	09/03/2025	183,043	2,267
LME Lead Forward	(1)	09/08/2025	91,604	(509)
LME Lead Forward	(2)	09/09/2025	183,239	(1,020)
LME Lead Forward	(3)	09/10/2025	274,908	(1,940)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
LME Lead Forward	(4)	09/12/2025	$366,811	$(3,571)
LME Lead Forward	(68)	09/15/2025	6,236,925	(125,902)
LME Lead Forward	(2)	09/16/2025	183,462	(3,702)
LME Lead Forward	(5)	09/17/2025	458,715	(9,135)
LME Lead Forward	(5)	09/19/2025	458,949	(14,409)
LME Lead Forward	(5)	09/22/2025	459,007	(14,581)
LME Lead Forward	(2)	09/23/2025	183,627	(1,148)
LME Lead Forward	(6)	09/24/2025	550,950	(3,426)
LME Lead Forward	(3)	09/26/2025	275,665	(1,998)
LME Lead Forward	(1)	09/29/2025	91,904	(667)
LME Lead Forward	(4)	10/01/2025	367,744	(6,343)
LME Lead Forward	(1)	10/07/2025	92,031	(1,911)
LME Lead Forward	(3)	10/08/2025	276,141	(1,971)
LME Lead Forward	(63)	10/13/2025	5,802,795	(142,519)
LME Lead Forward	(2)	10/14/2025	184,238	(2,656)
LME Lead Forward	(1)	10/15/2025	92,130	(1,890)
LME Lead Forward	(6)	10/17/2025	552,897	(4,338)
LME Lead Forward	(2)	10/20/2025	184,309	(3,110)
LME Lead Forward	(2)	10/21/2025	184,336	(4,924)
LME Lead Forward	(19)	10/22/2025	1,751,455	19,446
LME Lead Forward	(1)	10/24/2025	92,220	(870)
LME Lead Forward	(5)	10/28/2025	461,214	(6,504)
LME Lead Forward	(13)	10/29/2025	1,199,323	(36,973)
LME Lead Forward	(1)	11/05/2025	92,340	(1,470)
LME Lead Forward	(8)	11/10/2025	739,111	(5,881)
LME Lead Forward	(3)	11/11/2025	277,202	(1,292)
LME Lead Forward	(60)	11/17/2025	5,546,948	(156,440)
LME Lead Forward	(3)	11/18/2025	277,309	(6,709)
LME Lead Forward	(7)	11/19/2025	647,094	(18,654)
LME Lead Forward	(2)	11/24/2025	185,004	(4,254)
LME Lead Forward	(1)	11/26/2025	92,526	(1,626)
LME Nickel Forward	(2)	09/01/2025	97,539	2,811
LME Nickel Forward	(3)	09/02/2025	146,372	4,944
LME Nickel Forward	(2)	09/02/2025	97,496	2,816
LME Nickel Forward	(1)	09/08/2025	48,918	2,020
LME Nickel Forward	(51)	09/15/2025	2,501,461	87,827
LME Nickel Forward	(2)	09/16/2025	98,072	3,859
LME Nickel Forward	(9)	09/17/2025	441,472	17,213
LME Nickel Forward	(2)	09/19/2025	98,238	3,692
LME Nickel Forward	(17)	09/22/2025	835,308	18,957
LME Nickel Forward	(2)	09/26/2025	98,425	3,800
LME Nickel Forward	(5)	09/30/2025	246,191	11,059
LME Nickel Forward	(20)	10/01/2025	985,020	46,430
LME Nickel Forward	(6)	10/03/2025	295,812	10,013
LME Nickel Forward	(12)	10/06/2025	591,780	21,958
LME Nickel Forward	(9)	10/07/2025	443,950	15,875
LME Nickel Forward	(1)	10/08/2025	49,340	1,397
LME Nickel Forward	(7)	10/10/2025	345,742	5,845
LME Nickel Forward	(46)	10/13/2025	2,272,607	(3,734)
LME Nickel Forward	(2)	10/14/2025	98,772	254

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
LME Nickel Forward	(9)	10/15/2025	$444,303	$3,147
LME Nickel Forward	(1)	11/04/2025	49,617	(298)
LME Nickel Forward	(39)	11/17/2025	1,938,544	(9,555)
LME Nickel Forward	(64)	11/18/2025	3,181,008	(33,008)
LME Nickel Forward	(1)	11/24/2025	49,753	222
LME Tin Forward	(1)	09/01/2025	175,915	(19,490)
LME Tin Forward	(1)	09/02/2025	175,965	(22,690)
LME Tin Forward	(1)	09/03/2025	175,815	(810)
LME Tin Forward	(1)	09/05/2025	175,715	(702)
LME Tin Forward	(2)	09/08/2025	351,403	(12,688)
LME Tin Forward	(1)	09/09/2025	175,688	(12,413)
LME Tin Forward	(3)	09/10/2025	527,025	(24,983)
LME Tin Forward	(3)	09/15/2025	526,545	(18,915)
LME Tin Forward	(1)	09/17/2025	175,417	(12,067)
LME Tin Forward	(2)	09/22/2025	350,772	(4,162)
LME Tin Forward	(1)	09/24/2025	175,365	(6,555)
LME Tin Forward	(3)	10/03/2025	526,207	(22,961)
LME Tin Forward	(2)	10/07/2025	350,826	(18,301)
LME Tin Forward	(2)	10/20/2025	350,802	(12,522)
LME Tin Forward	(1)	10/21/2025	175,396	(6,316)
LME Tin Forward	(3)	10/22/2025	526,174	(25,939)
LME Tin Forward	(1)	10/29/2025	175,455	(9,955)
LME Tin Forward	(1)	10/31/2025	175,502	(8,752)
LME Tin Forward	(1)	11/03/2025	175,513	(8,563)
LME Tin Forward	(1)	11/04/2025	175,525	(7,200)
LME Tin Forward	(3)	11/10/2025	526,575	(20,600)
LME Zinc Forward	(3)	09/02/2025	211,884	(10,694)
LME Zinc Forward	(3)	09/03/2025	211,857	(10,520)
LME Zinc Forward	(2)	09/05/2025	141,294	(7,032)
LME Zinc Forward	(4)	09/08/2025	282,617	(12,678)
LME Zinc Forward	(2)	09/09/2025	141,322	(7,022)
LME Zinc Forward	(6)	09/10/2025	424,009	(30,324)
LME Zinc Forward	(4)	09/12/2025	282,670	(15,830)
LME Zinc Forward	(96)	09/15/2025	6,784,056	(454,081)
LME Zinc Forward	(3)	09/16/2025	211,927	(14,039)
LME Zinc Forward	(8)	09/17/2025	564,938	(36,188)
LME Zinc Forward	(1)	09/19/2025	70,607	(3,432)
LME Zinc Forward	(10)	09/22/2025	706,022	(2,616)
LME Zinc Forward	(2)	09/23/2025	141,194	(2,244)
LME Zinc Forward	(3)	09/24/2025	211,777	(3,352)
LME Zinc Forward	(6)	09/26/2025	423,564	1,809
LME Zinc Forward	(1)	09/29/2025	70,595	(416)
LME Zinc Forward	(4)	09/30/2025	282,379	(3,016)
LME Zinc Forward	(5)	10/01/2025	352,976	35
LME Zinc Forward	(1)	10/03/2025	70,597	(3,122)
LME Zinc Forward	(4)	10/06/2025	282,390	(2,330)
LME Zinc Forward	(3)	10/07/2025	211,793	(1,245)
LME Zinc Forward	(4)	10/08/2025	282,393	(8,793)
LME Zinc Forward	(3)	10/10/2025	211,792	(7,017)
LME Zinc Forward	(63)	10/13/2025	4,447,595	65

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
LME Zinc Forward	(3)	10/14/2025	$211,789	$(10,439)
LME Zinc Forward	(4)	10/15/2025	282,385	(4,697)
LME Zinc Forward	(4)	10/17/2025	282,385	(2,706)
LME Zinc Forward	(3)	10/20/2025	211,789	636
LME Zinc Forward	(1)	10/21/2025	70,596	(1,067)
LME Zinc Forward	(10)	10/22/2025	705,963	(9,081)
LME Zinc Forward	(4)	10/24/2025	282,385	(1,885)
LME Zinc Forward	(3)	10/27/2025	211,789	(3,726)
LME Zinc Forward	(11)	10/28/2025	776,559	(8,971)
LME Zinc Forward	(25)	10/29/2025	1,764,906	(49,406)
LME Zinc Forward	(3)	10/31/2025	211,811	(6,636)
LME Zinc Forward	(1)	11/03/2025	70,605	(1,031)
LME Zinc Forward	(16)	11/04/2025	1,129,716	(16,392)
LME Zinc Forward	(16)	11/05/2025	1,129,744	(16,276)
LME Zinc Forward	(9)	11/10/2025	635,562	(9,011)
LME Zinc Forward	(7)	11/11/2025	494,239	(5,738)
LME Zinc Forward	(18)	11/12/2025	1,270,899	(13,261)
LME Zinc Forward	(9)	11/14/2025	635,375	(8,600)
LME Zinc Forward	(25)	11/17/2025	1,764,931	(32,754)
LME Zinc Forward	(2)	11/18/2025	141,073	(1,973)
LME Zinc Forward	(8)	11/19/2025	563,800	(8,013)
LME Zinc Forward	(2)	11/26/2025	140,950	(2,287)
London Cocoa	(58)	12/11/2025	4,156,408	(40,805)
London Cocoa	(2)	03/16/2026	141,432	1,149
London Metals - Aluminum(a)	(1,133)	09/15/2025	74,142,104	(2,403,944)
London Metals - Aluminum(a)	(312)	10/13/2025	20,397,000	(165,371)
London Metals - Aluminum(a)	(13)	11/17/2025	850,265	(1,222)
London Metals - Aluminum(a)	(12)	12/15/2025	785,175	(12,376)
London Metals - Copper(a)	(232)	09/15/2025	57,101,929	(1,042,005)
London Metals - Copper(a)	(2)	10/13/2025	493,615	(9,771)
London Metals - Copper(a)	(16)	12/15/2025	3,968,096	(76,352)
London Metals - Lead(a)	(725)	09/15/2025	35,559,981	362,226
London Metals - Lead(a)	(151)	10/13/2025	7,460,079	108,875
London Metals - Lead(a)	(61)	11/17/2025	3,032,081	20,444
London Metals - Lead(a)	(226)	12/15/2025	11,293,163	(53,602)
London Metals - Nickel(a)	(312)	09/15/2025	28,616,478	125,792
London Metals - Nickel(a)	(43)	10/13/2025	3,960,638	(83,534)
London Metals - Nickel(a)	(156)	12/15/2025	14,470,176	(252,577)
London Metals - Tin(a)	(3)	09/15/2025	526,545	(24,153)
London Metals - Zinc(a)	(412)	09/15/2025	29,114,907	(1,310,851)
London Metals - Zinc(a)	(49)	12/15/2025	3,457,195	(41,428)
Long Gilt	(2,039)	12/29/2025	249,466,494	(197,740)
Lumber	(5)	11/14/2025	81,056	4,164
Maize	(13)	11/05/2025	143,723	3,173
Milling Wheat No. 2	(1,275)	12/10/2025	14,468,804	526,589
Milling Wheat No. 2	(354)	03/10/2026	4,162,172	128,207
Milling Wheat No. 2	(49)	05/11/2026	590,451	3,027
Nasdaq 100 Index	(1)	09/19/2025	469,235	4,545
Natural Gas	(16)	09/25/2025	119,880	(5,618)
Natural Gas	(623)	09/26/2025	18,671,310	250,741

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Natural Gas	(110)	09/29/2025	$3,031,719	$88,448
Natural Gas	(558)	10/29/2025	18,598,140	494,420
Natural Gas	(20)	10/30/2025	546,084	24,659
Natural Gas	(180)	11/25/2025	7,045,200	128,210
Natural Gas	(81)	12/29/2025	3,436,830	85,040
New Zealand Dollar/US Dollar Cross Currency Rate	(201)	09/15/2025	11,868,045	31,925
Nifty 50 Index	(259)	09/30/2025	12,718,454	163,422
Nikkei 225 Index	(26)	09/11/2025	3,722,500	19,516
NY Harbor ULSD	(3)	09/30/2025	285,995	806
OMXS30 Index	(162)	09/19/2025	4,507,227	(27,266)
Phelix DE Baseload Quarterly	(1)	09/26/2025	230,056	(8,709)
Red Spring Wheat	(215)	12/12/2025	6,235,000	120,575
Red Spring Wheat	(64)	03/13/2026	1,919,200	35,350
Robusta Coffee	(45)	11/24/2025	2,166,750	(648,230)
Robusta Coffee	(17)	01/26/2026	799,510	(228,000)
Rotterdam Coal	(2)	10/31/2025	194,400	7,900
Rotterdam Coal	(2)	11/28/2025	196,100	6,200
Rotterdam Coal	(2)	12/24/2025	197,600	4,700
Rotterdam Coal	(1)	01/30/2026	99,600	5,900
Rotterdam Coal	(1)	02/27/2026	100,400	5,100
Rotterdam Coal	(1)	03/27/2026	100,950	4,550
Rotterdam Coal	(1)	04/24/2026	101,250	4,250
Rotterdam Coal	(1)	05/29/2026	101,900	3,600
Rotterdam Coal	(1)	06/26/2026	102,750	2,750
Rotterdam Coal	(1)	07/31/2026	104,000	1,500
Rotterdam Coal	(1)	08/28/2026	105,050	450
Rotterdam Coal	(1)	09/25/2026	105,800	(300)
Rotterdam Coal	(1)	10/30/2026	106,500	(1,000)
Rotterdam Coal	(1)	11/27/2026	106,950	(1,450)
Rotterdam Coal	(1)	12/24/2026	107,150	(1,650)
Rough Rice	(56)	11/14/2025	1,363,040	46,320
S&P 500 Index	(189)	09/19/2025	61,167,488	(1,778,030)
S&P Real Estate Select Sector Stock Index	(1)	09/19/2025	51,788	(1,188)
S&P/Toronto Stock Exchange 60 Index	(8)	09/18/2025	1,975,549	(11,942)
SGX FTSE Taiwan Index	(2)	09/26/2025	160,480	180
Soybean Meal	(1,302)	12/12/2025	37,627,800	1,196,950
Soybean Meal	(193)	01/14/2026	5,651,040	55,460
Soybeans	(344)	11/14/2025	18,137,400	(407,400)
Soybeans	(88)	01/14/2026	4,719,000	(76,275)
Soybeans	(54)	03/13/2026	2,934,900	(13,950)
Sugar #11	(1,870)	09/30/2025	34,285,328	426,039
Sugar #11	(741)	02/27/2026	14,116,939	(65,699)
Sugar #11	(175)	04/30/2026	3,275,160	35,582
Sugar #11	(5)	06/30/2026	92,848	(78)
Turkish Dollar	(365)	09/30/2025	374,416	794
Two Year Canadian Government Bonds	(94)	12/18/2025	7,226,162	(7,529)
U.S. Treasury 10 Year Notes	(2,445)	12/19/2025	275,062,500	(643,766)
U.S. Treasury 2 Year Notes	(105)	12/31/2025	21,896,602	(15,695)
U.S. Treasury Long Bonds	(376)	12/19/2025	42,958,000	(30,725)
U.S. Treasury Ultra Bonds	(235)	12/19/2025	27,392,187	21,838

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
UK Natural Gas	(90)	09/29/2025	$2,934,957	$76,509
UK Natural Gas	(50)	10/30/2025	1,677,074	75,136
US Cocoa	(2)	12/15/2025	154,200	(430)
US Dollar/Swedish Krona Cross Currency Rate	(13)	09/15/2025	1,298,256	14,546
Wheat	(2,463)	12/12/2025	65,792,888	655,665
Wheat	(207)	03/13/2026	5,713,200	61,975
Wheat	(27)	05/14/2026	759,375	(6,675)
White Sugar	(103)	11/14/2025	2,460,155	(81,470)
White Sugar	(62)	02/13/2026	1,461,340	(21,605)
WTI Light Sweet Crude Oil	(7)	09/19/2025	448,070	(11,960)
WTI Light Sweet Crude Oil	(7)	10/20/2025	444,220	100
WTI Light Sweet Crude Oil	(4)	11/19/2025	251,960	(3,530)
WTI Light Sweet Crude Oil	(3)	12/18/2025	188,100	(3,900)
XAV Health Care Select Sector Index	(1)	09/19/2025	138,720	(4,150)
				$(9,520,393)
Net Unrealized Appreciation (Depreciation)				$42,933,477

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

August 31, 2025

Forward foreign currency contracts outstanding as of August 31, 2025 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	AUD	600,000	CAD	539,525	Bank of America	$(230)
09/22/2025	AUD	1,800,000	CAD	1,616,370	Bank of America	194
09/22/2025	AUD	200,000	JPY	19,087,218	Bank of America	715
09/02/2025	AUD	4,000,000	NZD	4,443,548	Bank of America	(3,870)
09/22/2025	AUD	45,800,000	NZD	50,275,569	Bank of America	300,728
09/02/2025	AUD	119,724,777	USD	78,017,355	Bank of America	342,563
09/17/2025	AUD	54,628,211	USD	35,654,304	Bank of America	109,268
09/22/2025	AUD	9,681,566	USD	6,290,267	Bank of America	48,526
10/16/2025	AUD	20,507,000	USD	13,332,626	Bank of America	99,165
09/03/2025	BRL	88,755,491	USD	15,800,000	Bank of America	548,319
10/02/2025	BRL	58,938,460	USD	10,800,000	Bank of America	(23,975)
09/22/2025	CAD	12,642,117	AUD	14,200,000	Bank of America	(81,175)
09/22/2025	CAD	600,000	JPY	64,063,218	Bank of America	295
09/02/2025	CAD	5,780,049	USD	4,204,108	Bank of America	5,436
09/17/2025	CAD	39,101,896	USD	28,636,959	Bank of America	(138,938)
09/22/2025	CAD	23,800,000	USD	17,318,338	Bank of America	31,601
10/16/2025	CAD	209,699,000	USD	152,625,284	Bank of America	423,660
09/17/2025	CHF	1,820,694	EUR	1,950,000	Bank of America	(3,310)
09/22/2025	CHF	16,318,138	EUR	17,500,000	Bank of America	(50,475)
09/02/2025	CHF	405,108	GBP	375,000	Bank of America	(332)
09/22/2025	CHF	2,539,519	GBP	2,375,000	Bank of America	(27,563)
09/22/2025	CHF	9,250,000	JPY	1,685,707,725	Bank of America	93,200
09/02/2025	CHF	3,728,000	USD	4,652,036	Bank of America	9,427
09/17/2025	CHF	45,052,735	USD	56,086,547	Bank of America	351,351
09/22/2025	CHF	9,125,000	USD	11,349,480	Bank of America	88,503
09/04/2025	CLP	95,742,370	USD	100,000	Bank of America	(973)
09/08/2025	CLP	676,203,514	USD	700,000	Bank of America	(589)
09/11/2025	CLP	289,348,652	USD	300,000	Bank of America	(717)
09/17/2025	CLP	4,761,539,467	USD	5,050,000	Bank of America	(124,862)
09/22/2025	CLP	192,433,260	USD	200,000	Bank of America	(951)
09/29/2025	CLP	96,107,830	USD	100,000	Bank of America	(586)
09/30/2025	CLP	96,971,830	USD	100,000	Bank of America	308
10/02/2025	CLP	96,708,830	USD	100,000	Bank of America	36
09/02/2025	CNH	96,904,712	USD	13,569,677	Bank of America	41,956
09/17/2025	CNH	230,361,501	USD	32,268,026	Bank of America	135,130
09/22/2025	CNH	255,460,296	USD	35,700,000	Bank of America	251,032
09/08/2025	COP	822,946,900	USD	200,000	Bank of America	4,609
09/12/2025	COP	2,446,902,000	USD	600,000	Bank of America	8,134
09/17/2025	COP	30,550,912,388	USD	7,400,002	Bank of America	189,170
09/19/2025	COP	403,169,000	USD	100,000	Bank of America	132
09/22/2025	COP	2,827,996,000	USD	700,000	Bank of America	2,160
09/25/2025	COP	403,733,316	USD	100,000	Bank of America	213
09/29/2025	COP	806,042,632	USD	200,000	Bank of America	(10)
09/17/2025	CZK	129,143,948	EUR	5,250,000	Bank of America	31,141
09/02/2025	CZK	2,096,836	USD	100,000	Bank of America	311
09/22/2025	CZK	6,373,584	USD	300,000	Bank of America	5,073
09/22/2025	EUR	9,500,000	AUD	17,011,031	Bank of America	(6,372)
09/22/2025	EUR	16,875,000	CAD	26,944,864	Bank of America	130,066
09/17/2025	EUR	9,850,000	CHF	9,238,945	Bank of America	(36,028)

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/22/2025	EUR	3,750,000	CHF	3,517,350	Bank of America	$(15,013)
09/02/2025	EUR	400,000	GBP	346,442	Bank of America	(190)
09/17/2025	EUR	9,650,000	GBP	8,399,005	Bank of America	(50,836)
09/22/2025	EUR	22,000,000	GBP	19,169,868	Bank of America	(138,403)
09/22/2025	EUR	1,800,000	HUF	721,748,498	Bank of America	(18,256)
09/17/2025	EUR	37,800,000	JPY	6,444,364,696	Bank of America	331,504
09/22/2025	EUR	10,900,000	JPY	1,854,944,982	Bank of America	115,458
09/17/2025	EUR	5,900,000	NOK	70,503,160	Bank of America	(103,649)
09/22/2025	EUR	8,375,000	NOK	99,763,168	Bank of America	(112,933)
09/02/2025	EUR	300,000	PLN	1,280,013	Bank of America	(207)
09/17/2025	EUR	1,450,000	PLN	6,195,983	Bank of America	(1,514)
09/22/2025	EUR	500,000	PLN	2,135,758	Bank of America	(75)
09/17/2025	EUR	1,750,000	SEK	19,562,395	Bank of America	(19,599)
09/02/2025	EUR	214,299,304	USD	249,515,507	Bank of America	1,260,617
09/17/2025	EUR	102,250,168	USD	119,413,107	Bank of America	356,275
09/22/2025	EUR	15,250,000	USD	17,732,779	Bank of America	135,772
09/22/2025	GBP	7,875,000	AUD	16,174,535	Bank of America	56,388
09/02/2025	GBP	875,000	CHF	946,479	Bank of America	(759)
09/22/2025	GBP	375,000	CHF	405,599	Bank of America	(1,442)
09/02/2025	GBP	72,483	EUR	84,073	Bank of America	(410)
09/17/2025	GBP	4,710,608	EUR	5,450,000	Bank of America	(15,727)
09/22/2025	GBP	3,048,554	EUR	3,515,927	Bank of America	1,738
09/02/2025	GBP	500,000	JPY	99,229,953	Bank of America	297
09/22/2025	GBP	11,125,000	JPY	2,178,550,115	Bank of America	175,929
09/02/2025	GBP	7,169,000	USD	9,676,436	Bank of America	13,684
09/17/2025	GBP	85,263,000	USD	115,098,486	Bank of America	164,721
09/22/2025	GBP	16,312,500	USD	21,785,296	Bank of America	267,777
10/16/2025	GBP	88,059,000	USD	118,798,840	Bank of America	266,904
09/17/2025	HUF	3,096,385,264	EUR	7,750,000	Bank of America	51,253
09/22/2025	HUF	796,116,116	EUR	2,000,000	Bank of America	3,110
09/02/2025	HUF	395,420,610	USD	1,162,016	Bank of America	4,806
09/17/2025	HUF	6,533,241,080	USD	19,294,688	Bank of America	(32,648)
09/22/2025	HUF	4,081,150,550	USD	11,800,000	Bank of America	229,059
09/17/2025	IDR	112,259,199,570	USD	6,900,000	Bank of America	(94,880)
09/02/2025	ILS	1,997,626	USD	600,000	Bank of America	(1,502)
09/17/2025	ILS	32,179,765	USD	9,450,000	Bank of America	191,848
09/22/2025	ILS	19,767,392	USD	5,800,000	Bank of America	122,981
09/04/2025	INR	87,026,654	USD	1,000,000	Bank of America	(13,778)
09/08/2025	INR	201,908,845	USD	2,300,000	Bank of America	(12,298)
09/17/2025	INR	685,725,855	USD	7,909,581	Bank of America	(143,410)
09/22/2025	JPY	968,506,920	AUD	10,200,000	Bank of America	(70,171)
09/22/2025	JPY	937,673,412	CAD	8,800,000	Bank of America	(17,423)
09/17/2025	JPY	162,149,666	EUR	950,000	Bank of America	(7,049)
09/22/2025	JPY	34,431,326	EUR	200,000	Bank of America	581
09/02/2025	JPY	124,122,171	GBP	625,000	Bank of America	206
09/22/2025	JPY	397,526,713	GBP	2,000,000	Bank of America	8,472
09/02/2025	JPY	34,626,202	NZD	400,000	Bank of America	(288)
09/22/2025	JPY	1,314,683,438	NZD	15,200,000	Bank of America	(5,030)
09/02/2025	JPY	320,404,897	USD	2,178,743	Bank of America	2,511
09/17/2025	JPY	1,936,532,209	USD	13,245,937	Bank of America	(40,452)
09/22/2025	JPY	750,000,000	USD	5,122,849	Bank of America	(5,651)

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
10/16/2025	JPY	2,359,600,000	USD	16,074,349	Bank of America	$69,369
09/02/2025	KRW	4,155,292,895	USD	3,000,000	Bank of America	(10,492)
09/04/2025	KRW	415,040,431	USD	300,000	Bank of America	(1,370)
09/05/2025	KRW	4,552,738,185	USD	3,300,000	Bank of America	(24,036)
09/08/2025	KRW	413,798,290	USD	300,000	Bank of America	(2,200)
09/11/2025	KRW	5,002,740,000	USD	3,600,000	Bank of America	909
09/17/2025	KRW	4,585,079,440	USD	3,362,548	Bank of America	(61,218)
09/02/2025	MXN	24,858,251	USD	1,333,594	Bank of America	(2,314)
09/03/2025	MXN	1,177,749	USD	63,151	Bank of America	(83)
09/17/2025	MXN	1,385,295,561	USD	73,479,886	Bank of America	591,617
09/22/2025	MXN	161,500,000	USD	8,568,073	Bank of America	62,739
10/16/2025	MXN	50,780,000	USD	2,703,613	Bank of America	3,234
09/17/2025	NOK	141,464,461	EUR	11,950,000	Bank of America	77,179
09/02/2025	NOK	23,567,996	USD	2,341,001	Bank of America	3,626
09/17/2025	NOK	173,680,094	USD	16,947,897	Bank of America	331,971
09/22/2025	NOK	113,860,495	USD	11,100,000	Bank of America	228,610
10/16/2025	NOK	706,530,000	USD	69,281,006	Bank of America	1,025,454
09/22/2025	NZD	800,000	JPY	70,440,472	Bank of America	(8,241)
09/02/2025	NZD	4,364,000	USD	2,564,790	Bank of America	10,145
09/17/2025	NZD	33,394,000	USD	20,021,097	Bank of America	(306,684)
09/22/2025	NZD	8,600,000	USD	5,083,047	Bank of America	(5,073)
10/16/2025	NZD	15,649,000	USD	9,138,424	Bank of America	110,083
09/17/2025	PEN	11,378,332	USD	3,150,000	Bank of America	69,222
09/17/2025	PHP	241,490,517	USD	4,300,000	Bank of America	(76,802)
09/02/2025	PLN	852,978	EUR	200,000	Bank of America	38
09/17/2025	PLN	43,317,142	EUR	10,100,000	Bank of America	54,145
09/22/2025	PLN	8,134,592	EUR	1,900,000	Bank of America	5,419
09/02/2025	PLN	3,891,002	USD	1,063,951	Bank of America	3,848
09/17/2025	PLN	57,287,087	USD	15,724,835	Bank of America	(7,344)
09/22/2025	PLN	38,109,053	USD	10,300,000	Bank of America	154,936
10/16/2025	PLN	22,330,000	USD	6,087,144	Bank of America	36,599
09/17/2025	SEK	31,630,122	EUR	2,850,000	Bank of America	7,732
09/22/2025	SEK	148,132,226	EUR	13,250,000	Bank of America	150,192
09/22/2025	SEK	102,294,346	NOK	109,000,000	Bank of America	(20,243)
09/02/2025	SEK	21,251,832	USD	2,241,187	Bank of America	4,832
09/17/2025	SEK	99,394,828	USD	10,463,917	Bank of America	50,720
09/22/2025	SEK	84,839,193	USD	8,800,000	Bank of America	177,669
10/16/2025	SEK	30,710,000	USD	3,244,642	Bank of America	10,276
09/02/2025	SGD	650,938	USD	507,071	Bank of America	422
09/17/2025	SGD	15,453,530	USD	12,075,464	Bank of America	(12,457)
09/22/2025	SGD	30,281,143	USD	23,600,000	Bank of America	47,045
10/15/2025	SGD	137,303	USD	107,208	Bank of America	215
09/17/2025	THB	37,119,117	USD	1,150,000	Bank of America	(2,420)
09/22/2025	TRY	88,989,304	USD	2,100,000	Bank of America	17,227
09/08/2025	TWD	5,978,363	USD	200,000	Bank of America	(4,270)
09/11/2025	TWD	32,846,210	USD	1,100,000	Bank of America	(24,368)
09/12/2025	TWD	5,950,193	USD	200,000	Bank of America	(5,131)
09/15/2025	TWD	23,908,372	USD	800,000	Bank of America	(16,812)
09/17/2025	TWD	97,841,875	USD	3,377,310	Bank of America	(171,706)
09/30/2025	TWD	33,603,900	USD	1,100,000	Bank of America	2,118
10/02/2025	TWD	6,089,066	USD	200,000	Bank of America	(261)

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	USD	4,405,010	AUD	6,741,000	Bank of America	$(6,978)
09/17/2025	USD	34,880,343	AUD	53,767,211	Bank of America	(319,557)
09/22/2025	USD	10,323,668	AUD	15,881,566	Bank of America	(74,440)
09/03/2025	USD	16,340,657	BRL	88,737,043	Bank of America	(4,264)
09/02/2025	USD	4,208,345	CAD	5,780,048	Bank of America	(1,199)
09/17/2025	USD	79,445,412	CAD	109,257,151	Bank of America	(182,763)
09/22/2025	USD	17,750,782	CAD	24,400,000	Bank of America	(36,551)
10/16/2025	USD	40,710,904	CAD	56,209,000	Bank of America	(313,269)
09/02/2025	USD	3,874,198	CHF	3,103,000	Bank of America	(5,770)
09/17/2025	USD	33,924,649	CHF	27,164,993	Bank of America	(105,141)
09/22/2025	USD	1,405,657	CHF	1,125,000	Bank of America	(4,505)
10/16/2025	USD	115,401,676	CHF	92,675,000	Bank of America	(1,117,682)
09/04/2025	USD	100,000	CLP	98,022,500	Bank of America	(1,385)
09/08/2025	USD	700,000	CLP	674,267,690	Bank of America	2,591
09/11/2025	USD	300,000	CLP	292,167,000	Bank of America	(2,198)
09/17/2025	USD	7,700,000	CLP	7,419,755,008	Bank of America	25,315
09/22/2025	USD	1,100,000	CLP	1,059,337,984	Bank of America	4,243
09/25/2025	USD	100,000	CLP	96,642,470	Bank of America	34
10/03/2025	USD	300,000	CLP	289,330,966	Bank of America	714
09/02/2025	USD	15,174,293	CNH	108,185,374	Bank of America	(21,867)
09/17/2025	USD	52,809,741	CNH	378,398,777	Bank of America	(416,664)
09/22/2025	USD	6,800,000	CNH	48,743,493	Bank of America	(59,692)
10/15/2025	USD	2,533,080	CNH	18,127,641	Bank of America	(22,103)
09/08/2025	USD	200,000	COP	807,399,368	Bank of America	(744)
09/12/2025	USD	600,000	COP	2,420,464,104	Bank of America	(1,564)
09/17/2025	USD	1,650,000	COP	6,811,051,763	Bank of America	(41,938)
09/19/2025	USD	100,000	COP	406,157,684	Bank of America	(874)
09/22/2025	USD	300,000	COP	1,212,579,645	Bank of America	(1,070)
09/30/2025	USD	100,000	COP	408,172,684	Bank of America	(1,261)
09/02/2025	USD	100,000	CZK	2,102,804	Bank of America	(596)
09/02/2025	USD	7,066,642	EUR	6,047,000	Bank of America	(9,645)
09/17/2025	USD	62,894,084	EUR	54,110,168	Bank of America	(487,145)
09/22/2025	USD	10,070,272	EUR	8,625,000	Bank of America	(35,712)
09/02/2025	USD	146,144,038	GBP	108,219,904	Bank of America	(133,527)
09/17/2025	USD	54,767,775	GBP	40,892,000	Bank of America	(512,276)
09/22/2025	USD	9,685,079	GBP	7,187,500	Bank of America	(31,792)
10/16/2025	USD	3,921,494	GBP	2,890,000	Bank of America	13,887
09/02/2025	USD	400,037	HUF	136,195,198	Bank of America	(1,853)
09/17/2025	USD	2,188,785	HUF	747,807,682	Bank of America	(15,986)
09/22/2025	USD	800,000	HUF	273,463,440	Bank of America	(6,025)
09/17/2025	USD	7,700,000	IDR	126,308,331,435	Bank of America	43,226
09/17/2025	USD	1,050,000	ILS	3,592,940	Bank of America	(26,533)
09/22/2025	USD	600,000	ILS	2,042,485	Bank of America	(11,998)
09/04/2025	USD	1,000,000	INR	87,675,900	Bank of America	6,420
09/08/2025	USD	2,300,000	INR	201,597,530	Bank of America	15,825
09/15/2025	USD	4,500,000	INR	394,752,150	Bank of America	28,815
09/17/2025	USD	42,490,524	INR	3,715,612,416	Bank of America	409,450
09/19/2025	USD	7,700,000	INR	674,803,360	Bank of America	58,265
09/22/2025	USD	4,700,000	INR	410,910,060	Bank of America	47,365
09/25/2025	USD	2,900,000	INR	252,900,576	Bank of America	36,881
09/26/2025	USD	1,800,000	INR	157,681,308	Bank of America	14,956

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/30/2025	USD	4,100,000	INR	360,308,430	Bank of America	$21,921
09/02/2025	USD	104,119,907	JPY	15,338,401,350	Bank of America	(300,955)
09/17/2025	USD	48,768,487	JPY	7,147,907,337	Bank of America	25,905
09/22/2025	USD	2,377,289	JPY	350,000,000	Bank of America	(10,736)
10/16/2025	USD	16,021,674	JPY	2,359,600,000	Bank of America	(122,044)
09/02/2025	USD	3,008,663	KRW	4,155,292,896	Bank of America	19,155
09/04/2025	USD	300,000	KRW	417,751,487	Bank of America	(581)
09/05/2025	USD	3,300,000	KRW	4,574,008,311	Bank of America	8,731
09/08/2025	USD	300,000	KRW	414,979,956	Bank of America	1,350
09/11/2025	USD	3,600,000	KRW	4,965,030,000	Bank of America	26,234
09/15/2025	USD	600,000	KRW	831,501,000	Bank of America	1,369
09/17/2025	USD	16,391,640	KRW	22,717,541,880	Bank of America	34,649
09/29/2025	USD	3,600,000	KRW	4,997,880,000	Bank of America	(852)
09/02/2025	USD	1,331,090	MXN	24,858,251	Bank of America	(190)
09/03/2025	USD	63,076	MXN	1,177,749	Bank of America	9
09/17/2025	USD	2,408,906	MXN	45,558,457	Bank of America	(27,096)
09/22/2025	USD	2,523,798	MXN	47,500,000	Bank of America	(14,676)
09/02/2025	USD	600,000	NOK	6,042,470	Bank of America	(1,126)
09/17/2025	USD	8,100,834	NOK	82,592,512	Bank of America	(116,502)
09/22/2025	USD	1,200,000	NOK	12,147,927	Bank of America	(8,664)
09/02/2025	USD	2,040,164	NZD	3,464,000	Bank of America	(3,735)
09/17/2025	USD	43,724,297	NZD	73,932,000	Bank of America	77,953
09/22/2025	USD	13,847,289	NZD	23,400,000	Bank of America	30,475
10/16/2025	USD	101,581,017	NZD	171,005,000	Bank of America	517,637
09/17/2025	USD	250,000	PEN	894,279	Bank of America	(3,014)
09/17/2025	USD	3,450,000	PHP	198,341,000	Bank of America	(18,597)
09/17/2025	USD	154,184	PLN	566,029	Bank of America	(1,114)
09/02/2025	USD	400,000	SEK	3,798,194	Bank of America	(1,416)
09/17/2025	USD	4,219,879	SEK	40,239,917	Bank of America	(36,963)
09/22/2025	USD	1,500,000	SEK	14,325,196	Bank of America	(15,890)
10/16/2025	USD	17,199,568	SEK	164,660,000	Bank of America	(252,559)
09/02/2025	USD	506,842	SGD	650,938	Bank of America	(651)
09/17/2025	USD	3,184,932	SGD	4,081,651	Bank of America	(1,199)
10/15/2025	USD	8,409,817	SGD	10,787,383	Bank of America	(29,990)
09/17/2025	USD	550,000	THB	17,898,695	Bank of America	(3,359)
09/22/2025	USD	9,700,000	TRY	412,598,758	Bank of America	(116,518)
09/08/2025	USD	200,000	TWD	5,968,769	Bank of America	4,584
09/11/2025	USD	1,100,000	TWD	33,645,762	Bank of America	(1,815)
09/12/2025	USD	200,000	TWD	6,102,788	Bank of America	133
09/17/2025	USD	15,064,497	TWD	453,156,474	Bank of America	217,684
09/02/2025	USD	1,992,715	ZAR	35,226,299	Bank of America	(3,694)
09/17/2025	USD	1,178,029	ZAR	20,845,284	Bank of America	(2,163)
09/22/2025	USD	1,100,000	ZAR	19,453,901	Bank of America	(1,048)
09/02/2025	ZAR	7,573,307	USD	428,357	Bank of America	851
09/17/2025	ZAR	352,541,776	USD	19,979,502	Bank of America	(19,746)
09/22/2025	ZAR	251,158,349	USD	14,100,000	Bank of America	115,006
09/17/2025	AUD	97,873,867	USD	63,587,435	UBS AG	487,867
09/03/2025	BRL	33,457,216	USD	6,000,000	UBS AG	162,653
10/02/2025	BRL	40,215,886	USD	7,300,000	UBS AG	52,879
09/02/2025	CAD	560,786	USD	407,816	UBS AG	598
09/17/2025	CAD	76,956,362	USD	56,234,261	UBS AG	(147,363)

The accompanying notes are an integral part of the financial statements.
22

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	CNH	9,000,000	USD	1,261,624	UBS AG	$2,553
09/17/2025	CNH	39,000,000	USD	5,465,420	UBS AG	20,405
09/02/2025	EUR	1,021,349	NOK	12,000,000	UBS AG	1,395
09/17/2025	EUR	10,588,289	NOK	126,000,000	UBS AG	(133,603)
09/02/2025	EUR	117,205	PLN	500,000	UBS AG	(59)
09/17/2025	EUR	3,144,173	PLN	13,500,000	UBS AG	(21,024)
12/17/2025	EUR	460,564	PLN	2,000,000	UBS AG	(5,459)
09/02/2025	EUR	994,379	SEK	11,000,000	UBS AG	1,092
09/17/2025	EUR	10,111,249	SEK	113,000,000	UBS AG	(110,203)
09/02/2025	EUR	116,726	USD	136,264	UBS AG	330
09/17/2025	EUR	47,435,448	USD	55,075,499	UBS AG	487,386
09/02/2025	GBP	440,280	USD	594,224	UBS AG	889
09/17/2025	GBP	37,864,255	USD	51,095,994	UBS AG	90,985
09/26/2025	INR	34,869,364	USD	400,000	UBS AG	(5,258)
09/02/2025	JPY	166,245,407	USD	1,128,727	UBS AG	3,040
09/17/2025	JPY	17,074,944,202	USD	118,287,620	UBS AG	(1,851,180)
09/26/2025	KRW	138,593,030	USD	100,000	UBS AG	(163)
09/02/2025	NOK	12,000,000	EUR	1,021,359	UBS AG	(1,407)
09/17/2025	NOK	92,000,000	EUR	7,887,522	UBS AG	(85,634)
09/02/2025	NOK	2,744,696	USD	272,133	UBS AG	919
09/17/2025	NOK	785,604,170	USD	77,669,725	UBS AG	492,001
09/02/2025	NZD	3,536,612	USD	2,077,010	UBS AG	9,733
09/17/2025	NZD	91,049,175	USD	54,752,424	UBS AG	(1,000,821)
09/30/2025	PHP	5,696,900	USD	100,000	UBS AG	(413)
09/02/2025	PLN	500,000	EUR	117,206	UBS AG	58
09/17/2025	PLN	33,000,000	EUR	7,694,475	UBS AG	41,177
12/17/2025	PLN	9,000,000	EUR	2,078,195	UBS AG	17,904
09/02/2025	SEK	11,000,000	EUR	994,438	UBS AG	(1,160)
09/17/2025	SEK	124,000,000	EUR	11,278,281	UBS AG	(93,132)
09/02/2025	SEK	28,618,805	USD	3,011,890	UBS AG	12,714
09/17/2025	SEK	319,125,174	USD	33,133,012	UBS AG	626,142
09/17/2025	TRY	36,000,000	USD	840,048	UBS AG	20,368
09/26/2025	TWD	24,192,000	USD	800,000	UBS AG	(6,829)
09/17/2025	USD	53,315,988	AUD	81,382,117	UBS AG	37,377
09/03/2025	USD	6,000,000	BRL	32,855,069	UBS AG	(51,740)
10/02/2025	USD	100,000	BRL	545,498	UBS AG	264
09/02/2025	USD	407,767	CAD	560,786	UBS AG	(647)
09/17/2025	USD	68,520,253	CAD	93,284,824	UBS AG	532,938
09/26/2025	USD	800,000	CLP	771,649,680	UBS AG	1,809
09/02/2025	USD	1,261,472	CNH	9,000,000	UBS AG	(2,705)
09/17/2025	USD	11,838,322	CNH	84,500,000	UBS AG	(47,633)
09/02/2025	USD	135,911	EUR	116,362	UBS AG	(258)
09/17/2025	USD	48,080,241	EUR	41,199,397	UBS AG	(178,128)
09/02/2025	USD	594,313	GBP	440,280	UBS AG	(800)
09/17/2025	USD	91,499,460	GBP	67,673,097	UBS AG	15,251
09/26/2025	USD	700,000	IDR	11,512,770,000	UBS AG	2,202
09/26/2025	USD	7,500,000	INR	656,139,624	UBS AG	72,117
09/02/2025	USD	1,128,475	JPY	166,245,407	UBS AG	(3,292)
09/17/2025	USD	43,540,113	JPY	6,350,428,392	UBS AG	235,651
09/26/2025	USD	3,300,000	KRW	4,597,357,514	UBS AG	(11,747)
09/02/2025	USD	272,351	NOK	2,744,696	UBS AG	(701)

The accompanying notes are an integral part of the financial statements.
23

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)
August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/17/2025	USD	63,617,838	NOK	642,746,048	UBS AG	$(330,576)
09/02/2025	USD	2,075,158	NZD	3,536,612	UBS AG	(11,585)
09/17/2025	USD	16,596,362	NZD	27,905,316	UBS AG	122,237
09/30/2025	USD	400,000	PHP	22,896,400	UBS AG	(249)
09/02/2025	USD	3,017,199	SEK	28,618,805	UBS AG	(7,405)
09/17/2025	USD	75,928,981	SEK	721,839,590	UBS AG	(431,946)
09/17/2025	USD	11,607	TRY	500,000	UBS AG	(344)
09/26/2025	USD	800,000	TWD	24,383,853	UBS AG	538
09/02/2025	USD	56,490	ZAR	1,000,000	UBS AG	(184)
09/17/2025	USD	828,028	ZAR	15,000,000	UBS AG	(21,223)
09/02/2025	ZAR	1,000,000	USD	56,538	UBS AG	136
09/17/2025	ZAR	60,000,000	USD	3,371,766	UBS AG	25,237
Net Unrealized Appreciation (Depreciation)						$3,825,977

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PEN -	Peruvian Sol
CNH -	Chinese Offshore Renminbi	PHP -	Philippine Peso
COP -	Colombian Peso	PLN -	Polish Zloty
CZK -	Czech Republic Koruna	SEK -	Swedish Krona
EUR -	Euro	SGD -	Singapore Dollar
GBP -	British Pound	THB -	Thai Baht
HUF -	Hungarian Forint	TRY -	Turkish Lira
IDR -	Indonesian Rupiah	TWD -	New Taiwan Dollar
ILS -	Israeli New Shekel	USD -	United States Dollar
INR -	Indian Rupee	ZAR -	South African Rand
JPY -	Japanese Yen

The accompanying notes are an integral part of the financial statements.
24

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets and Liabilities

August 31, 2025

ASSETS
Investments, at value (cost $1,768,792,074)	$1,769,231,310
Cash and cash equivalents	137,167,509
Foreign currency deposits with broker for futures contracts (cost $10,674,445)	10,798,568
Deposit with brokers:
Forward foreign currency contracts:	23,231,546
Futures contracts	337,268,562
Receivables for:
Capital shares sold	2,001,760
Interest receivable	442,774
Unrealized appreciation on forward foreign currency contracts	15,712,382
Unrealized appreciation on futures contracts	81,643,037
Prepaid expenses and other assets	41,958
Total assets	2,377,539,406

LIABILITIES
Payables for:
Advisory fees	3,417,948
Capital shares redeemed	1,440,289
Unrealized depreciation on forward foreign currency contracts	11,886,405
Unrealized depreciation on futures contracts	38,709,560
Other accrued expenses and liabilities	548,939
Total liabilities	56,003,141
Net assets	$2,321,536,265

NET ASSETS CONSIST OF:
Par value	$220,479
Paid-in capital	2,396,649,895
Total distributable earnings/(losses)	(75,334,109)
Net assets	$2,321,536,265

CLASS A SHARES:
Net assets	$16,940,334
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,618,160
Net asset value and redemption price per share	$10.47
Maximum offering price per share (100/94.25 of $10.47)	$11.11

CLASS I SHARES:
Net assets	$2,297,729,878
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	218,174,197
Net asset value, offering and redemption price per share	$10.53

CLASS C SHARES:
Net assets	$6,866,053
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	687,058
Net asset value, offering and redemption price per share	$9.99

The accompanying notes are an integral part of the financial statements.
25

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

INVESTMENT INCOME
Interest	$107,105,943
Total investment income	107,105,943
EXPENSES
Advisory fees	45,178,666
Administration and accounting services fees	420,657
Transfer agent fees	313,302
Directors fees	231,035
Officers fees	224,845
Printing and shareholder reporting fees	163,489
Legal fees	156,579
Registration and filing fees	127,610
Custodian fees	118,191
Distribution fees (Class C Shares)	57,859
Distribution fees (Class A Shares)	51,610
Audit and tax service fees	49,000
Other expenses	137,018
Total expenses before waivers and/or reimbursements	47,229,861
Less: waivers and/or reimbursements	(1,366,424)
Net expenses after waivers and/or reimbursements	45,863,437
Net investment income/(loss)	61,242,506
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	406,709
Futures contracts	(186,299,703)
Foreign currency transactions	(2,753,306)
Forward foreign currency contracts	(19,391,026)
Net change in unrealized appreciation/(depreciation) on:
Investments	(570,205)
Futures contracts	29,729,874
Foreign currency translations	176,575
Forward foreign currency contracts	15,288,141
Net realized and unrealized gain/(loss) from investments	(163,412,941)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,170,435)

The accompanying notes are an integral part of the financial statements.
26

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$61,242,506	$84,973,306
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts	(208,037,326)	(107,267,222)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts	44,624,385	(12,036,702)
Net increase/(decrease) in net assets resulting from operations	(102,170,435)	(34,330,618)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(356,826)	(304,919)
Class I	(54,735,728)	(49,555,318)
Class C	(72,722)	(82,852)
Net decrease in net assets from dividends and distributions to shareholders	(55,165,276)	(49,943,089)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	17,956,657	16,588,082
Proceeds from reinvestment of distributions	278,439	244,603
Shares redeemed	(21,990,626)	(79,497,741)
Total from Class A Shares	(3,755,530)	(62,665,056)
Class I Shares
Proceeds from shares sold	1,207,675,903	1,078,371,905
Proceeds from reinvestment of distributions	35,065,728	31,007,633
Shares redeemed	(1,472,184,635)	(992,150,907)
Total from Class I Shares	(229,443,004)	117,228,631
Class C Shares
Proceeds from shares sold	1,657,464	2,171,689
Proceeds from reinvestment of distributions	51,424	55,448
Shares redeemed	(3,211,047)	(2,545,271)
Total from Class C Shares	(1,502,159)	(318,134)
Net increase/(decrease) in net assets from capital share transactions	(234,700,693)	54,245,441
Total increase/(decrease) in net assets	(392,036,404)	(30,028,266)
NET ASSETS:
Beginning of period	2,713,572,669	2,743,600,935
End of period	$2,321,536,265	$2,713,572,669

The accompanying notes are an integral part of the financial statements.
27

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (CONCLUDED)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,655,674	1,436,355
Shares reinvested	25,734	22,196
Shares redeemed	(2,047,590)	(6,823,094)
Total Class A Shares	(366,182)	(5,364,543)
Class I Shares
Shares sold	111,635,749	93,772,671
Shares reinvested	3,225,918	2,795,999
Shares redeemed	(136,467,600)	(85,795,101)
Total Class I Shares	(21,605,933)	10,773,569
Class C Shares
Shares sold	159,328	196,858
Shares reinvested	4,949	5,241
Shares redeemed	(311,022)	(232,682)
Total Class C Shares	(146,745)	(30,583)
Net increase/(decrease) in shares outstanding	(22,118,860)	5,378,443

The accompanying notes are an integral part of the financial statements.
28

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS A SHARES
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$11.10	$11.40	$13.56	$11.95	$11.28
Net investment income/(loss)(1)	0.23	0.33	0.22	(0.19)	(0.24)
Net realized and unrealized gain/(loss) from investments	(0.68)	(0.52)	(0.60)	2.20	1.07
Net increase/(decrease) in net assets resulting from operations	(0.45)	(0.19)	(0.38)	2.01	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.11)	(1.11)	(0.27)	(0.16)
Net realized capital gains	—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.18)	(0.11)	(1.78)	(0.40)	(0.16)
Net asset value, end of period	$10.47	$11.10	$11.40	$13.56	$11.95
Total investment return/(loss)(2)	(4.07)%	(1.67)%	(3.05)%	17.40%	7.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,940	$22,031	$83,783	$113,480	$21,395
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.10%	2.10%	2.11%	2.10%	2.14%
Ratio of net investment income/(loss) to average net assets	2.16%	2.85%	1.80%	(1.47)%	(2.03)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
29

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$11.19	$11.57	$13.72	$12.07	$11.38
Net investment income/(loss)(1)	0.26	0.36	0.25	(0.15)	(0.21)
Net realized and unrealized gain/(loss) from investments	(0.69)	(0.51)	(0.61)	2.22	1.08
Net increase/(decrease) in net assets resulting from operations	(0.43)	(0.15)	(0.36)	2.07	0.87
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.23)	(1.12)	(0.29)	(0.18)
Net realized capital gains	—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.23)	(0.23)	(1.79)	(0.42)	(0.18)
Net asset value, end of period	$10.53	$11.19	$11.57	$13.72	$12.07
Total investment return/(loss)(2)	(3.89)%	(1.32)%	(2.83)%	17.72%	7.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,297,730	$2,682,705	$2,650,349	$2,564,701	$1,132,714
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	1.85%	1.85%	1.86%	1.85%	1.89%
Ratio of net investment income/(loss) to average net assets	2.40%	3.10%	2.05%	(1.22)%	(1.78)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
30

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$10.60	$10.95	$13.12	$11.60	$10.98
Net investment income/(loss)(1)	0.15	0.23	0.12	(0.27)	(0.32)
Net realized and unrealized gain/(loss) from investments	(0.66)	(0.48)	(0.57)	2.13	1.05
Net increase/(decrease) in net assets resulting from operations	(0.51)	(0.25)	(0.45)	1.86	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.10)	(1.05)	(0.21)	(0.11)
Net realized capital gains	—	—	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.10)	(0.10)	(1.72)	(0.34)	(0.11)
Net asset value, end of period	$9.99	$10.60	$10.95	$13.12	$11.60
Total investment return/(loss)(2)	(4.88)%	(2.29)%	(3.77)%	16.48%	6.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,866	$8,837	$9,469	$9,078	$5,524
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.85%	2.85%	2.86%	2.85%	2.89%
Ratio of net investment income/(loss) to average net assets	1.45%	2.10%	1.05%	(2.22)%	(2.78)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Consolidated Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $485,267,031, which represented 20.90% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $686,337,112, which represented 29.56% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,769,231,310	$—	$—	$1,769,231,310
Commodity Contracts
Futures Contracts	41,037,765	—	—	41,037,765
Equity Contracts
Futures Contracts	29,500,446	—	—	29,500,446
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	15,712,382	—	15,712,382
Futures Contracts	2,754,949	—	—	2,754,949
Interest Rate Contracts
Futures Contracts	8,349,877	—	—	8,349,877
Total Assets	$1,850,874,347	$15,712,382	$—	$1,866,586,729

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(18,819,045)	$—	$—	$(18,819,045)
Equity Contracts
Futures Contracts	(6,727,747)	—	—	(6,727,747)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(11,886,405)	—	(11,886,405)
Futures Contracts	(4,198,283)	—	—	(4,198,283)
Interest Rate Contracts
Futures Contracts	(8,964,485)	—	—	(8,964,485)
Total Liabilities	$(38,709,560)	$(11,886,405)	$—	$(50,595,965)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	15,712,382	—	15,712,382
Futures Contracts (a)	Unrealized appreciation on futures contracts	29,500,446	8,349,877	2,754,949	41,037,765	81,643,037
Total Value- Assets		$29,500,446	$8,349,877	$18,467,331	$41,037,765	$97,355,419
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	(11,886,405)	—	(11,886,405)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(6,727,747)	(8,964,485)	(4,198,283)	(18,819,045)	(38,709,560)
Total Value- Liabilities		$(6,727,747)	$(8,964,485)	$(16,084,688)	$(18,819,045)	$(50,595,965)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$20,671,276	$(112,953,436)	$(11,592,643)	$(82,424,900)	$(186,299,703)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(19,391,026)	—	(19,391,026)
Total Realized Gain/(Loss)		$20,671,276	$(112,953,436)	$(30,983,669)	$(82,424,900)	$(205,690,729)

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$6,795,478	$3,638,820	$5,621,364	$13,674,212	$29,729,874
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	15,288,141	—	15,288,141
Total Change in Unrealized Appreciation/(Depreciation)		$6,795,478	$3,638,820	$20,909,505	$13,674,212	$45,018,015

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$10,347,432,423	$(5,801,779,342)	$(5,027,584,967)	$5,028,626,359

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset In Consolidated Statement Of Assets And Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$15,712,382	$(11,886,405)	$—	$3,825,977	$11,886,405	$(11,886,405)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. As of the end of the current fiscal period, the Fund has no options.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the current fiscal period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION
August 31, 2026	August 31, 2027	August 31, 2028	Total
$1,932,272	$1,582,258	$1,366,423	$4,880,953

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

Effective December 31, 2024 Eclipse Capital Management Inc no longer serves as a Trading Adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

42

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
2,207,846,449	632,969	(155,824,119)	(155,191,150)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$538,551,897	(538,551,897)

As of August 31, 2025, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$24,131,581	$—	$(358,785,961)	$(100,029,046)	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2025 was as follows:

	Ordinary Income	Long-Term Gains	Total
2025	$55,165,276	$—	$55,165,276
2024	$49,943,089	$—	$49,943,089

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

43

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (CONCLUDED)

August 31, 2025

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had $35,921,856 of unlimited short-term and $61,849,814 of unlimited long-term capital loss carryforwards to offset future capital gains.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

44

Abbey Capital Futures Strategy Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Abbey Capital Futures Strategy Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Abbey Capital Futures Strategy Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2025, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the year ended August 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 30, 2025

We have served as the auditor of one or more investment companies advised by Abbey Capital Limited since 2025.

45

Abbey Capital Futures Strategy Fund

Shareholder Tax Information

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. During the fiscal year ended August 31, 2025, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 0%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

46

Abbey Capital Futures Strategy Fund

OTHER INFORMATION

(UNAUDITED)

Approval of Investment Advisory Agreements and Trading Advisory Agreements

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of (1) the investment advisory agreement (the “Investment Advisory Agreement”) between Abbey Capital and the Company on behalf of the Fund, (2) each of the separate advisory agreements between Abbey Capital Onshore Series LLC, Abbey Capital Master Offshore Fund Limited, and Abbey Capital Offshore Fund SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLP, Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global, LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners LLC, and Winton Capital Management Limited (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Abbey Capital with respect to the Fund, each of the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis related to providing advisory services to the Fund (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median

47

Abbey Capital Futures Strategy Fund

OTHER INFORMATION (CONCLUDED)

(UNAUDITED)

of its Peer Group for the three-month and since-inceptions period ended December 31, 2024, equaled the median of its Peer Group for the ten-year period ended December 31, 2024, and underperformed the median of its Peer Group for the one-year, three-year, and five year periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for the Peer Group. The Directors noted that both the Fund’s net advisory fee and Fund’s total net expenses were above the median and in the 5th quintile (most expensive) of its Peer Group. The Directors also considered the fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were paid directly by Abbey Capital and not by the Fund. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025, to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and renewed for an additional one-year period ending August 16, 2026.

48

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Annual Financial Statements

August 31, 2025

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

August 31, 2025

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 74.7%
4.18%, 09/04/2025 (a)	$14,559,000	$14,555,579
4.19%, 09/11/2025 (a)	15,185,000	15,168,942
4.17%, 09/18/2025 (a)	46,450,000	46,362,261
4.17%, 09/25/2025 (a)	34,189,000	34,096,713
4.24%, 10/02/2025 (a)	14,310,000	14,259,833
4.13%, 10/09/2025 (a)	18,331,000	18,252,054
4.14%, 10/16/2025 (a)	47,876,000	47,632,870
4.13%, 10/23/2025 (a)	13,500,000	13,421,396
4.14%, 10/30/2025 (a)	13,591,000	13,500,167
4.17%, 11/06/2025 (a)	36,398,000	36,129,868
4.19%, 11/13/2025 (a)	45,003,000	44,637,126
4.24%, 11/20/2025 (a)	66,774,000	66,180,509
4.23%, 11/28/2025 (a)	30,481,000	30,182,667
4.21%, 12/04/2025 (a)	64,470,000	63,800,770
4.18%, 12/18/2025 (a)	14,989,000	14,810,575
4.23%, 01/02/2026 (a)	45,133,000	44,526,627
4.21%, 01/08/2026 (a)	12,982,000	12,801,752
4.20%, 01/15/2026 (a)	9,682,000	9,540,224
4.21%, 01/22/2026 (a)	23,415,000	23,054,464
4.10%, 01/29/2026 (a)	6,045,000	5,947,424
4.03%, 02/05/2026 (a)	26,343,000	25,901,228
4.01%, 02/12/2026 (a)	24,256,000	23,831,661
4.05%, 02/19/2026 (a)	23,568,000	23,138,616
3.95%, 02/26/2026 (a)	29,459,000	28,901,366
TOTAL U.S. TREASURY BILLS (Cost $670,428,052)		670,634,692

TOTAL INVESTMENTS — 74.7% (Cost $670,428,052)		670,634,692
Other Assets in Excess of Liabilities — 25.3%		226,914,123
TOTAL NET ASSETS — 100.0%		$897,548,815

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Futures contracts outstanding as of August 31, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	7	12/19/2025	$800,844	$2,203
3 Month Canadian Overnight Repo Rate Average	12	06/16/2026	2,131,576	910
3 Month Canadian Overnight Repo Rate Average	20	09/15/2026	3,552,445	2,203
3 Month Canadian Overnight Repo Rate Average	24	12/15/2026	4,261,186	2,594
3 Month Canadian Overnight Repo Rate Average	21	03/16/2027	3,726,627	1,939
3 Month Canadian Overnight Repo Rate Average	10	06/15/2027	1,773,765	1,101
3 Month Canadian Overnight Repo Rate Average	1	09/14/2027	177,285	100
3 Month Euribor	92	03/16/2026	26,396,575	33,255
3 Month Euribor	434	06/15/2026	124,554,705	(89,161)
3 Month Euribor	28	09/14/2026	8,034,968	(5,659)
3 Month Euribor	455	12/14/2026	130,515,007	(46,328)
3 Month Euribor	50	03/15/2027	14,333,534	(4,972)
3 Month Euribor	274	06/14/2027	78,495,677	19,026
3 Month Euribor	54	09/13/2027	15,458,895	(746)
3 Month Euribor	43	12/13/2027	12,301,058	(760)
3 Month Euribor	112	03/13/2028	32,018,672	(1,989)
3 Month Euribor	173	06/19/2028	49,429,583	(6,625)
3 Month Euribor	8	09/18/2028	2,284,591	614
3 Month Euribor	2	12/18/2028	570,855	—
3 Month New Zealand Treasury Bill	34	12/10/2025	19,923,191	6,698
3 Month New Zealand Treasury Bill	32	03/11/2026	18,753,076	6,786
3 Month Swiss Average Overnight Rate	1	03/17/2026	312,754	(453)
3 Month Swiss Average Overnight Rate	2	06/16/2026	625,726	(187)
3-Month Secured Overnight Financing Rate	90	09/15/2026	21,769,875	10,388
3-Month Secured Overnight Financing Rate	73	12/15/2026	17,690,637	13,925
3-Month Secured Overnight Financing Rate	697	03/16/2027	169,066,063	251,487
3-Month Secured Overnight Financing Rate	188	06/15/2027	45,615,850	90,950
3-Month Secured Overnight Financing Rate	102	09/14/2027	24,745,200	33,500
3-Month Secured Overnight Financing Rate	103	12/14/2027	24,977,500	37,050
3-Month Secured Overnight Financing Rate	97	03/14/2028	23,509,162	36,862
3-Month Secured Overnight Financing Rate	424	06/20/2028	102,698,100	214,687
3-Month Secured Overnight Financing Rate	72	09/19/2028	17,427,600	26,612
3-Month Secured Overnight Financing Rate	54	12/19/2028	13,063,275	19,213
3-Month Secured Overnight Financing Rate	22	03/20/2029	5,318,775	6,838
3-Month Secured Overnight Financing Rate	20	06/18/2029	4,832,500	7,150
3-Month Secured Overnight Financing Rate	20	09/18/2029	4,829,750	6,775
3-Month Secured Overnight Financing Rate	20	12/18/2029	4,827,000	(500)
Arabica Coffee	70	12/18/2025	10,135,125	599,813
Arabica Coffee	10	03/19/2026	1,402,125	55,781
Arabica Coffee	3	05/18/2026	409,106	29,025
ASX SPI 200 Index	251	09/18/2025	36,701,358	1,081,888
AUD/USD Cross Currency Rate	34	09/15/2025	2,226,150	6,510
Australian 90 Day Bank Bills	215	03/12/2026	139,605,263	(20,099)
Australian 90 Day Bank Bills	81	06/11/2026	52,601,906	(3,656)
Australian 90 Day Bank Bills	70	09/10/2026	45,458,437	(2,369)
Australian 90 Day Bank Bills	21	12/10/2026	13,636,530	(2,638)
Australian 90 Day Bank Bills	23	03/11/2027	14,933,786	(1,700)
Australian 90 Day Bank Bills	22	06/10/2027	14,282,744	16
Australian Government 10 Year Bonds	408	09/15/2025	30,359,581	(123,125)

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Australian Government 3 Year Bonds	1,305	09/15/2025	$91,663,122	$(103,916)
Brazilian Real/US Dollar Cross Currency Rate	2	09/30/2025	36,600	90
Brent Crude Oil	48	09/30/2025	3,239,040	56,330
Brent Crude Oil	2	10/31/2025	133,780	(2,160)
Brent Crude Oil	2	11/28/2025	133,000	1,800
British Pound/US Dollar Cross Currency Rate	329	09/15/2025	27,786,106	(90,816)
CAC40 10 Euro Index	142	09/19/2025	12,814,172	(248,634)
Canadian 5 Year Bonds	1	12/18/2025	83,220	226
Canadian Canola Oil	18	11/14/2025	164,200	(20,311)
Canadian Dollar/US Dollar Cross Currency Rate	67	09/16/2025	4,884,300	(13,471)
Class III Milk	3	11/04/2025	107,040	(2,960)
Consumer Discretionary Select Sector Index	2	09/19/2025	468,680	9,600
Copper	3	12/29/2025	344,288	7,588
Corn No. 2 Yellow	62	12/12/2025	1,302,775	7,287
Crude Oil	44	09/22/2025	2,816,440	52,260
Crude Oil	1	10/21/2025	63,460	(480)
Crude Oil	1	11/20/2025	62,990	(1,290)
Crude Oil	1	12/19/2025	62,700	(2,680)
Crude Palm Oil	23	10/15/2025	591,604	21,899
Crude Palm Oil	81	11/14/2025	2,099,290	18,130
Crude Palm Oil	59	12/15/2025	1,538,888	(20,467)
Crude Palm Oil	16	01/15/2026	418,935	(13,882)
Crude Soybean Oil	188	12/12/2025	5,881,392	(302,628)
Crude Soybean Oil	42	01/14/2026	1,320,984	(46,380)
Crude Soybean Oil	8	03/13/2026	252,960	(5,688)
DAX Index	2	09/19/2025	280,286	(3,270)
Dow Jones Industrial Average Index	100	09/19/2025	22,800,500	344,955
Dow Jones U.S. Micro-Cap Total Stock Index	4	09/19/2025	91,202	1,587
E-mini Consumer Staples Select Sector	5	09/19/2025	407,100	(3,390)
E-mini Materials Sector	2	09/19/2025	195,780	4,570
Emini S&P 500 ESG Index	4	09/19/2025	1,126,400	37,360
Euro STOXX 50 Dividend Index	10	12/18/2026	184,845	9,488
EURO STOXX 50 Index	3	09/19/2025	160,113	526
Euro STOXX 50 Quanto Index	239	09/19/2025	14,992,548	(162,237)
Euro STOXX Banks Index	96	09/19/2025	1,261,813	131,149
Euro/Japanese Yen Cross Currency Rate	77	09/15/2025	11,256,839	305,434
Euro/Pound Sterling Cross Currency Rate	2	09/15/2025	292,826	(1,681)
Euro/US Dollar Cross Currency Rate	3	09/15/2025	43,914	161
Euro/US Dollar Cross Currency Rate	392	09/15/2025	57,381,450	378,848
Euro-BOBL	22	09/08/2025	3,023,176	(1,287)
Euro-BTP Italian Government Bonds	284	09/08/2025	39,953,438	(234,671)
Euro-Schatz	36	09/08/2025	4,509,002	(4,399)
Feeder Cattle	64	10/30/2025	11,663,200	438,475
Feeder Cattle	12	11/20/2025	2,181,600	95,013
Financial Select Sector Index	1	09/19/2025	166,390	3,352
FTSE 100 Index	578	09/19/2025	72,017,584	1,993,715
FTSE Bursa Malaysia KLCI Index	24	09/30/2025	439,669	(5,343)
FTSE China A50 Index	2,058	09/29/2025	30,839,130	63,754
FTSE MIB Index	23	09/19/2025	1,136,802	69,574
FTSE/JSE Top 40 Index	217	09/18/2025	11,580,099	505,266

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
FTSE/MIB Index	39	09/19/2025	$9,638,101	$413,006
German Stock Index	46	09/19/2025	32,232,881	(9,593)
Gold	148	12/29/2025	52,038,280	1,033,700
Gold	3	02/25/2026	1,063,380	25,850
Hang Seng China Enterprises Index	30	09/29/2025	343,660	(8,522)
Hang Seng China Enterprises Index	216	09/29/2025	12,371,753	(322,353)
Hang Seng Index	38	09/29/2025	1,219,773	(20,051)
Hang Seng Index	213	09/29/2025	34,185,742	(741,524)
Hang Seng TECH Index	70	09/29/2025	2,556,475	(44,539)
IBEX 35 Composite Index	8	09/19/2025	140,094	(2,711)
IBEX 35 Index	15	09/19/2025	2,626,759	(20,017)
ICE 3 Month SONIA Rate	6	09/15/2026	1,953,613	(4,258)
ICE 3 Month SONIA Rate	7	12/15/2026	2,280,279	(4,798)
ICE 3 Month SONIA Rate	431	03/16/2027	140,429,186	(188,887)
ICE 3 Month SONIA Rate	80	06/15/2027	26,061,687	(38,690)
ICE 3 Month SONIA Rate	27	09/14/2027	8,793,539	(14,834)
ICE 3 Month SONIA Rate	27	12/14/2027	8,790,802	(12,317)
ICE 3 Month SONIA Rate	55	03/14/2028	17,900,684	(17,520)
ICE 3 Month SONIA Rate	40	06/20/2028	13,013,273	(12,638)
ICE 3 Month SONIA Rate	5	09/19/2028	1,625,983	(1,909)
ICE 3 Month SONIA Rate	3	12/19/2028	975,185	(1,301)
ICE European Climate Exchange Emissions	9	12/15/2025	768,523	10,997
Industrial Select Sector Index	1	09/19/2025	153,120	920
Japanese Yen/US Dollar Cross Currency Rate	4	09/15/2025	340,675	(194)
JPNK400 Index	2	09/11/2025	37,454	1,228
Lean Hogs	275	10/14/2025	10,452,750	330,260
Lean Hogs	127	12/12/2025	4,439,920	170,550
Lean Hogs	97	02/13/2026	3,477,450	84,320
Live Cattle	122	10/31/2025	11,694,920	1,250,570
Live Cattle	197	12/31/2025	18,973,070	1,467,910
Live Cattle	91	02/27/2026	8,817,900	593,250
Live Cattle	17	04/30/2026	1,648,660	128,920
LME Aluminum Forward	103	09/15/2025	6,740,191	73,487
LME Aluminum Forward	46	10/13/2025	3,007,250	60,090
LME Aluminum Forward	13	11/17/2025	850,265	11,957
LME Copper Forward	14	09/15/2025	3,445,806	68,356
LME Copper Forward	11	10/13/2025	2,714,880	42,411
LME Copper Forward	7	11/17/2025	1,732,367	34,053
LME Lead Forward	35	09/15/2025	3,210,182	69,029
LME Lead Forward	32	10/13/2025	2,947,452	81,222
LME Lead Forward	2	11/17/2025	184,898	1,778
LME Nickel Forward	27	09/15/2025	1,324,303	(49,802)
LME Nickel Forward	18	10/13/2025	889,281	1,871
LME Zinc Forward	53	09/15/2025	3,745,364	21,390
LME Zinc Forward	28	10/13/2025	1,976,709	7,706
LME Zinc Forward	1	11/17/2025	70,597	687
London Cocoa	3	12/11/2025	214,987	(9,894)
London Metals - Aluminum(a)	463	09/15/2025	30,298,141	707,453
London Metals - Aluminum(a)	98	12/15/2025	6,412,263	17,887
London Metals - Copper(a)	114	09/15/2025	28,058,706	509,960

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
London Metals - Copper(a)	58	12/15/2025	$14,384,348	$193,910
London Metals - Lead(a)	296	09/15/2025	14,518,282	(297,591)
London Metals - Lead(a)	3	12/15/2025	149,909	(139)
London Metals - Nickel(a)	137	09/15/2025	12,565,569	79,484
London Metals - Nickel(a)	12	12/15/2025	1,113,090	14,436
London Metals - Zinc(a)	189	09/15/2025	13,356,110	218,800
London Metals - Zinc(a)	9	12/15/2025	634,995	1,693
Low Sulphur Gas Oil	87	10/10/2025	5,850,750	108,125
Low Sulphur Gas Oil	9	11/12/2025	596,700	(1,075)
Low Sulphur Gas Oil	8	12/11/2025	520,800	6,950
Low Sulphur Gas Oil	2	01/12/2026	129,250	425
Mexican Peso/US Dollar Cross Currency Rate	434	09/15/2025	11,616,010	188,635
Micro Gold	3	12/29/2025	105,483	2,496
MSCI China A 50 Index	3	09/19/2025	188,190	14,305
MSCI EAFE Index	47	09/19/2025	6,394,585	97,862
MSCI Emerging Markets Index	238	09/19/2025	15,052,310	482,595
MSCI Singapore Index	268	09/29/2025	9,274,834	157,041
Nasdaq 100 Index	70	09/19/2025	32,846,450	568,677
NASDAQ 100 Micro Index	3	09/19/2025	140,770	4,197
Nifty 50 Index	111	09/30/2025	5,450,766	(105,908)
Nikkei 225 Index	8	09/11/2025	1,145,385	25,790
Nikkei 225 Index	9	09/11/2025	1,894,500	38,775
Nikkei 225 Index	118	09/11/2025	17,141,336	918,764
Nikkei 225 Index	60	09/11/2025	17,429,825	595,080
Nikkei 225 Index	34	09/11/2025	987,690	49,821
NY Harbor ULSD	57	09/30/2025	5,433,901	(10,980)
NY Harbor ULSD	15	10/31/2025	1,424,619	(48,640)
NY Harbor ULSD	14	11/28/2025	1,320,236	(28,993)
NY Harbor ULSD	4	12/31/2025	376,320	(336)
NYSE FANG+ Index	1	09/19/2025	76,627	882
OMXS30 ESG Index	2	09/19/2025	53,013	(365)
OMXS30 Index	627	09/19/2025	17,444,638	(56,443)
Palladium	17	12/29/2025	1,910,800	(28,270)
Platinum	131	10/29/2025	8,976,775	289,965
Platinum	6	06/25/2026	119,751	(2,807)
Reformulated Gasoline Blendstock	107	09/30/2025	8,848,237	164,695
Reformulated Gasoline Blendstock	11	10/31/2025	883,991	(3,482)
Reformulated Gasoline Blendstock	7	11/28/2025	550,868	(6,178)
Reformulated Gasoline Blendstock	5	12/31/2025	389,907	2,423
Robusta Coffee	5	01/26/2026	235,150	22,320
Russell 2000 Index	180	09/19/2025	21,328,200	563,322
Russell 2000 Index	1	09/19/2025	11,849	650
S&P 500 Index	1,594	09/19/2025	515,878,175	32,878,703
S&P 500 Index	2	09/19/2025	64,728	3,172
S&P Mid Cap 400 Index	8	09/19/2025	2,606,800	33,240
S&P/Toronto Stock Exchange 60 Index	123	09/18/2025	30,374,063	1,478,895
SET50 Index	48	09/29/2025	236,837	(4,471)
SGX FTSE Taiwan Index	201	09/26/2025	16,128,240	21,395
SGX Technically Specified Rubber 20	1	09/30/2025	8,695	60
SGX TSI Iron Ore	94	09/30/2025	972,900	(4,352)

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
SGX TSI Iron Ore	239	10/31/2025	$2,472,933	$18,463
SGX TSI Iron Ore	68	11/28/2025	701,760	4,390
SGX TSI Iron Ore	38	12/31/2025	391,400	3,790
Short-term Euro-BTP	928	09/08/2025	116,954,034	(299,285)
Silver	246	12/29/2025	50,089,290	2,228,005
Silver	6	03/27/2026	1,236,060	48,335
South African Rand/US Dollar Cross Currency Rate	1	09/15/2025	28,325	325
Soybeans	106	11/14/2025	5,588,850	1,675
Soybeans	39	03/13/2026	2,119,650	33,888
STOXX 600 Bank Spread Index	24	09/19/2025	419,832	28,825
STOXX 600 Utilities Index	9	09/19/2025	228,114	(4,533)
STOXX Euro ESG-X Index	34	09/19/2025	801,104	(5,171)
STOXX Europe 600 Index	6	09/19/2025	171,309	2,135
STOXX Europe 600 Index	94	09/19/2025	3,030,254	9,317
Swiss Franc/US Dollar Cross Currency Rate	44	09/15/2025	6,887,650	(16,844)
Swiss Government Bonds	1	09/08/2025	203,812	(1,787)
Tokyo Price Index	34	09/11/2025	710,864	58,897
TOPIX Index	143	09/11/2025	29,898,098	1,525,877
Two Year Canadian Government Bonds	42	12/18/2025	3,228,711	3,211
U.S. Treasury 10 Year Notes	632	12/19/2025	71,100,000	202,781
U.S. Treasury 2 Year Notes	330	12/31/2025	68,817,890	70,945
U.S. Treasury 5 Year Note	1,134	12/31/2025	124,137,563	273,484
U.S. Treasury Long Bonds	9	12/19/2025	1,028,250	(1,820)
US 3 Year Notes	4	12/31/2025	852,656	2,133
US Cocoa	6	12/15/2025	462,600	(38,500)
US Cocoa	3	03/16/2026	225,060	(19,990)
US Dollar/Chinese Renminbi Cross Currency Rate	2	09/15/2025	199,744	(1,559)
US Dollar/Chinese Renminbi Cross Currency Rate	1	09/15/2025	100,003	(407)
Utilities Select Sector Index	3	09/19/2025	255,210	3,990
White Sugar	5	09/15/2025	123,175	1,040
White Sugar	6	11/14/2025	143,310	3,045
WTI CRUDE FUTURE Feb26	1	01/16/2026	62,510	(340)
WTI Light Sweet Crude Oil	1	10/20/2025	63,460	(680)
WTI Light Sweet Crude Oil	1	11/19/2025	62,990	(600)
WTI Light Sweet Crude Oil	1	12/18/2025	62,700	(3,950)
				$54,012,432

Description	Contracts SOLD	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(19)	01/30/2026	$7,615,651	$1,021
10 Year Japanese Government Bonds	(16)	09/11/2025	1,497,819	(129)
10 Year U.S. Ultra Treasury Notes	(28)	12/19/2025	3,203,375	(11,734)
3 Month Canadian Overnight Repo Rate Average	(44)	03/17/2026	7,812,575	(7,791)
3 Month Canadian Overnight Repo Rate Average	(16)	06/16/2026	2,842,101	(1,311)
3 Month Euribor	(37)	03/16/2026	10,616,014	570
3 Month Euribor	(53)	09/14/2026	15,209,047	307
3-Month Secured Overnight Financing Rate	(127)	06/16/2026	30,633,987	(31,438)
3-Month Secured Overnight Financing Rate	(267)	09/15/2026	64,583,962	(169,863)

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts SOLD	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(8)	12/15/2026	$1,938,700	$(700)
Arabica Coffee	(1)	12/18/2025	144,788	(1,706)
AUD/USD Cross Currency Rate	(49)	09/15/2025	3,208,275	(41,820)
Australian 90 Day Bank Bills	(117)	12/11/2025	75,948,940	4,414
Australian 90 Day Bank Bills	(1)	03/12/2026	649,327	16
Brent Crude Oil	(7)	10/31/2025	468,230	(5,450)
Brent Crude Oil	(2)	11/28/2025	133,000	(2,020)
British Pound/US Dollar Cross Currency Rate	(2)	09/15/2025	168,913	13
CAC40 10 Euro Index	(8)	09/19/2025	721,925	2,761
Canadian 10 Year Government Bonds	(377)	12/18/2025	33,081,349	(185,357)
Canadian 5 Year Bonds	(132)	12/18/2025	10,985,022	(36,160)
Canadian Canola Oil	(28)	11/14/2025	255,422	10,228
Canadian Canola Oil	(6)	01/14/2026	55,773	1,710
Canadian Dollar/US Dollar Cross Currency Rate	(133)	09/16/2025	9,695,700	(34,230)
Copper	(32)	12/29/2025	3,672,400	(71,175)
Copper	(5)	03/27/2026	580,375	(3,638)
Corn No. 2 Yellow	(984)	12/12/2025	20,676,300	447,204
Corn No. 2 Yellow	(463)	03/13/2026	10,133,912	(132,238)
Corn No. 2 Yellow	(72)	05/14/2026	1,611,900	2,863
Cotton No.2	(502)	12/08/2025	16,701,540	274,047
Cotton No.2	(43)	03/09/2026	1,471,460	15,660
Crude Oil	(5)	09/22/2025	320,050	(3,010)
Crude Oil	(2)	10/21/2025	126,920	(3,400)
Crude Oil	(23)	11/20/2025	1,448,770	(25,070)
Crude Oil	(5)	12/19/2025	313,500	(6,250)
Crude Soybean Oil	(48)	12/12/2025	1,501,632	(4,242)
Dollar Index	(168)	09/15/2025	16,411,920	(27,952)
E-mini Energy Select Sector	(2)	09/19/2025	189,120	(10,070)
Euro BUXL 30 Year Bonds	(117)	09/08/2025	15,598,722	476,643
Euro STOXX 50 Quanto Index	(4)	09/19/2025	250,921	842
Euro-BOBL	(238)	09/08/2025	32,705,266	(41,508)
Euro-Bund	(352)	09/08/2025	53,349,556	(15,688)
Euro-Schatz	(464)	09/08/2025	58,116,031	1,199
European Rapeseed	(75)	10/31/2025	2,029,055	34,322
European Rapeseed	(25)	01/30/2026	685,857	15,253
French Government Bonds	(253)	09/08/2025	36,083,660	299,402
Frozen Concentrated Orange Juice	(13)	11/07/2025	476,872	2,992
German Stock Index	(2)	09/19/2025	1,401,430	5,674
Hang Seng Index	(4)	09/29/2025	641,986	(1,591)
Hard Red Winter Wheat	(393)	12/12/2025	10,213,088	269,235
Hard Red Winter Wheat	(50)	03/13/2026	1,351,875	47,388
ICE 3 Month SONIA Rate	(308)	06/16/2026	100,202,200	100,576
ICE 3 Month SONIA Rate	(356)	09/15/2026	115,914,362	19,566
ICE 3 Month SONIA Rate	(5)	12/15/2026	1,628,771	84
ICE European Climate Exchange Emissions	(4)	12/14/2026	350,504	(14,097)
Indian Rupee/US Dollar Cross Currency Rate	(3)	09/26/2025	67,926	624
Indian Rupee/US Dollar Cross Currency Rate	(1)	09/26/2025	56,645	595
Japanese 10 Year Government Bonds	(184)	09/12/2025	172,211,629	592,411
Japanese Yen/US Dollar Cross Currency Rate	(477)	09/15/2025	40,625,494	165,350
Light Sweet Crude Oil	(1)	09/19/2025	32,005	333

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts SOLD	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	(103)	09/15/2025	$6,740,191	$(207,406)
LME Aluminum Forward	(46)	10/13/2025	3,007,250	(40,655)
LME Aluminum Forward	(1)	11/17/2025	65,405	79
LME Copper Forward	(14)	09/15/2025	3,445,806	(51,404)
LME Copper Forward	(11)	10/13/2025	2,714,880	(55,625)
LME Lead Forward	(35)	09/15/2025	3,210,182	(65,069)
LME Lead Forward	(32)	10/13/2025	2,947,452	(71,129)
LME Lead Forward	(31)	11/17/2025	2,865,923	(81,131)
LME Nickel Forward	(27)	09/15/2025	1,324,303	46,116
LME Nickel Forward	(18)	10/13/2025	889,281	(4,933)
LME Nickel Forward	(20)	11/17/2025	994,125	(4,989)
LME Zinc Forward	(53)	09/15/2025	3,745,364	(252,532)
LME Zinc Forward	(28)	10/13/2025	1,976,709	11,780
LME Zinc Forward	(12)	11/17/2025	847,167	(15,890)
London Cocoa	(28)	12/11/2025	2,006,542	(14,422)
London Cocoa	(3)	03/16/2026	212,148	3,041
London Cocoa	(1)	05/13/2026	70,000	757
London Metals - Aluminum(a)	(463)	09/15/2025	30,298,141	(1,120,865)
London Metals - Aluminum(a)	(6)	12/15/2025	392,588	(6,454)
London Metals - Copper(a)	(114)	09/15/2025	28,058,706	(505,603)
London Metals - Copper(a)	(9)	12/15/2025	2,232,054	(42,844)
London Metals - Lead(a)	(296)	09/15/2025	14,518,282	101,149
London Metals - Lead(a)	(109)	12/15/2025	5,446,703	(24,905)
London Metals - Nickel(a)	(137)	09/15/2025	12,565,569	90,590
London Metals - Nickel(a)	(77)	12/15/2025	7,142,330	(123,368)
London Metals - Zinc(a)	(189)	09/15/2025	13,356,110	(608,136)
London Metals - Zinc(a)	(22)	12/15/2025	1,552,210	(18,024)
Long Gilt	(410)	12/29/2025	50,162,463	20,193
Maize	(5)	11/05/2025	55,278	746
Milling Wheat No. 2	(659)	12/10/2025	7,478,386	223,785
Milling Wheat No. 2	(172)	03/10/2026	2,022,298	60,470
Milling Wheat No. 2	(25)	05/11/2026	301,251	1,492
Natural Gas	(11)	09/25/2025	82,418	(3,818)
Natural Gas	(270)	09/26/2025	8,091,900	121,341
Natural Gas	(55)	09/29/2025	1,515,860	60,653
Natural Gas	(278)	10/29/2025	9,265,740	268,720
Natural Gas	(10)	10/30/2025	273,042	14,783
Natural Gas	(86)	11/25/2025	3,366,040	72,010
Natural Gas	(41)	12/29/2025	1,739,630	43,610
New Zealand Dollar/US Dollar Cross Currency Rate	(72)	09/15/2025	4,251,240	(28,955)
Nifty 50 Index	(131)	09/30/2025	6,432,886	82,038
NY Harbor ULSD	(2)	09/30/2025	190,663	575
Oats	(3)	12/12/2025	50,475	(438)
Red Spring Wheat	(79)	12/12/2025	2,291,000	50,188
Red Spring Wheat	(30)	03/13/2026	899,625	16,263
Robusta Coffee	(24)	11/24/2025	1,155,600	(353,830)
Robusta Coffee	(8)	01/26/2026	376,240	(105,170)
Rough Rice	(29)	11/14/2025	705,860	28,920
S&P Real Estate Select Sector Stock Index	(5)	09/19/2025	258,937	(5,363)
SGX FTSE Taiwan Index	(1)	09/26/2025	80,240	470

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Description	Contracts SOLD	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Soybean Meal	(489)	12/12/2025	$14,132,100	$471,140
Soybean Meal	(90)	01/14/2026	2,635,200	31,340
Soybeans	(152)	11/14/2025	8,014,200	(168,688)
Soybeans	(42)	01/14/2026	2,252,250	(38,838)
Soybeans	(26)	03/13/2026	1,413,100	(5,425)
Sugar #11	(850)	09/30/2025	15,584,240	224,649
Sugar #11	(377)	02/27/2026	7,182,302	(38,438)
Sugar #11	(83)	04/30/2026	1,553,362	16,195
Sugar #11	(2)	06/30/2026	37,139	90
Two Year Canadian Government Bonds	(44)	12/18/2025	3,382,459	(3,524)
U.S. Treasury 2 Year Notes	(52)	12/31/2025	10,844,031	(8,797)
U.S. Treasury Long Bonds	(105)	12/19/2025	11,996,250	(14,484)
U.S. Treasury Ultra Bonds	(90)	12/19/2025	10,490,625	13,563
UK Natural Gas	(50)	09/29/2025	1,630,531	60,524
UK Natural Gas	(20)	10/30/2025	670,830	27,390
US Cocoa	(1)	12/15/2025	77,100	(550)
Wheat	(1,147)	12/12/2025	30,639,238	331,987
Wheat	(99)	03/13/2026	2,732,400	28,200
Wheat	(9)	05/14/2026	253,125	(2,250)
White Maize	(25)	12/22/2025	565,760	63,907
White Sugar	(49)	11/14/2025	1,170,365	(39,870)
White Sugar	(29)	02/13/2026	683,530	(10,625)
WTI Light Sweet Crude Oil	(1)	09/19/2025	64,010	(980)
WTI Light Sweet Crude Oil	(3)	10/20/2025	190,380	(1,750)
WTI Light Sweet Crude Oil	(1)	11/19/2025	62,990	(1,020)
WTI Light Sweet Crude Oil	(1)	12/18/2025	62,700	(1,460)
Yellow Maize	(3)	12/22/2025	64,966	4,671
				$347,433
Net Unrealized Appreciation (Depreciation)				$54,359,865

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Forward foreign currency contracts outstanding as of August 31, 2025 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	AUD	400,000	CAD	359,717	SG Americas Securities LLC	$(178)
09/22/2025	AUD	1,200,000	CAD	1,077,393	SG Americas Securities LLC	266
09/22/2025	AUD	400,000	JPY	38,138,964	SG Americas Securities LLC	1,672
09/02/2025	AUD	2,000,000	NZD	2,221,667	SG Americas Securities LLC	(1,872)
09/22/2025	AUD	23,400,000	NZD	25,682,209	SG Americas Securities LLC	156,266
09/02/2025	AUD	60,884,439	USD	39,674,741	SG Americas Securities LLC	174,151
09/17/2025	AUD	26,932,410	USD	17,577,141	SG Americas Securities LLC	54,760
09/22/2025	AUD	5,700,000	USD	3,700,556	SG Americas Securities LLC	31,394
09/03/2025	BRL	60,844,215	USD	10,850,000	SG Americas Securities LLC	357,201
10/02/2025	BRL	49,295,934	USD	9,000,000	SG Americas Securities LLC	13,031
09/22/2025	CAD	6,765,974	AUD	7,600,000	SG Americas Securities LLC	(43,613)
09/22/2025	CAD	200,000	JPY	21,342,168	SG Americas Securities LLC	182
09/02/2025	CAD	2,888,466	USD	2,100,904	SG Americas Securities LLC	2,733
09/17/2025	CAD	19,153,135	USD	14,024,542	SG Americas Securities LLC	(65,463)
09/22/2025	CAD	11,600,000	USD	8,443,951	SG Americas Securities LLC	12,322
09/17/2025	CHF	980,519	EUR	1,050,000	SG Americas Securities LLC	(1,601)
09/22/2025	CHF	8,629,177	EUR	9,250,000	SG Americas Securities LLC	(21,821)
09/02/2025	CHF	270,087	GBP	250,000	SG Americas Securities LLC	(203)
09/22/2025	CHF	803,303	GBP	750,000	SG Americas Securities LLC	(7,013)
09/22/2025	CHF	5,500,000	JPY	1,002,572,450	SG Americas Securities LLC	53,644
09/02/2025	CHF	1,795,000	USD	2,239,835	SG Americas Securities LLC	4,619
09/17/2025	CHF	21,262,382	USD	26,464,636	SG Americas Securities LLC	170,909
09/22/2025	CHF	4,500,000	USD	5,583,037	SG Americas Securities LLC	57,613
09/02/2025	CLP	97,676,010	USD	102,698	SG Americas Securities LLC	(1,671)
09/08/2025	CLP	386,547,588	USD	400,000	SG Americas Securities LLC	(186)
09/11/2025	CLP	289,886,097	USD	300,000	SG Americas Securities LLC	(161)
09/17/2025	CLP	2,358,592,371	USD	2,500,000	SG Americas Securities LLC	(60,371)
09/22/2025	CLP	193,122,010	USD	200,000	SG Americas Securities LLC	(239)
09/29/2025	CLP	192,215,660	USD	200,000	SG Americas Securities LLC	(1,171)
10/02/2025	CLP	96,708,830	USD	100,000	SG Americas Securities LLC	36
09/02/2025	CNH	48,305,834	USD	6,765,295	SG Americas Securities LLC	19,940
09/17/2025	CNH	137,473,580	USD	19,258,669	SG Americas Securities LLC	78,667
09/22/2025	CNH	133,221,316	USD	18,621,687	SG Americas Securities LLC	126,603
09/08/2025	COP	411,450,500	USD	100,000	SG Americas Securities LLC	2,299
09/12/2025	COP	815,386,000	USD	200,000	SG Americas Securities LLC	2,650
09/17/2025	COP	15,062,995,820	USD	3,650,001	SG Americas Securities LLC	91,808
09/22/2025	COP	1,212,185,800	USD	300,000	SG Americas Securities LLC	972
09/29/2025	COP	804,131,632	USD	200,000	SG Americas Securities LLC	(484)
09/17/2025	CZK	66,415,924	EUR	2,700,000	SG Americas Securities LLC	15,969
09/22/2025	CZK	2,130,529	USD	100,000	SG Americas Securities LLC	1,978
09/22/2025	EUR	4,875,000	AUD	8,728,289	SG Americas Securities LLC	(2,578)
09/22/2025	EUR	8,250,000	CAD	13,183,909	SG Americas Securities LLC	55,668
09/17/2025	EUR	5,100,000	CHF	4,783,539	SG Americas Securities LLC	(18,557)
09/22/2025	EUR	2,000,000	CHF	1,876,113	SG Americas Securities LLC	(8,249)
09/02/2025	EUR	200,000	GBP	173,334	SG Americas Securities LLC	(248)
09/17/2025	EUR	4,950,000	GBP	4,308,431	SG Americas Securities LLC	(26,256)
09/22/2025	EUR	12,500,000	GBP	10,876,993	SG Americas Securities LLC	(58,390)
09/22/2025	EUR	1,100,000	HUF	440,972,424	SG Americas Securities LLC	(10,873)
09/17/2025	EUR	19,450,000	JPY	3,315,969,236	SG Americas Securities LLC	170,441
09/22/2025	EUR	5,500,000	JPY	936,249,216	SG Americas Securities LLC	56,431

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	EUR	510,660	NOK	6,000,000	SG Americas Securities LLC	$681
09/17/2025	EUR	8,378,680	NOK	99,852,269	SG Americas Securities LLC	(120,296)
09/22/2025	EUR	4,375,000	NOK	51,983,864	SG Americas Securities LLC	(45,938)
09/02/2025	EUR	317,205	PLN	1,353,342	SG Americas Securities LLC	(197)
09/17/2025	EUR	2,497,191	PLN	10,705,286	SG Americas Securities LLC	(12,089)
09/22/2025	EUR	200,000	PLN	854,198	SG Americas Securities LLC	(1)
12/17/2025	EUR	230,282	PLN	1,000,000	SG Americas Securities LLC	(2,729)
09/02/2025	EUR	452,030	SEK	5,000,000	SG Americas Securities LLC	542
09/17/2025	EUR	6,129,648	SEK	68,499,367	SG Americas Securities LLC	(66,430)
09/02/2025	EUR	116,743,640	USD	135,949,451	SG Americas Securities LLC	665,634
09/17/2025	EUR	49,673,185	USD	58,010,123	SG Americas Securities LLC	173,905
09/22/2025	EUR	7,875,000	USD	9,154,705	SG Americas Securities LLC	72,497
09/22/2025	GBP	4,000,000	AUD	8,224,049	SG Americas Securities LLC	23,134
09/02/2025	GBP	250,000	CHF	270,379	SG Americas Securities LLC	(163)
09/22/2025	GBP	125,000	CHF	135,731	SG Americas Securities LLC	(1,147)
09/17/2025	GBP	2,420,146	EUR	2,800,000	SG Americas Securities LLC	(8,057)
09/22/2025	GBP	2,604,251	EUR	3,000,000	SG Americas Securities LLC	5,595
09/02/2025	GBP	125,000	JPY	24,807,625	SG Americas Securities LLC	73
09/22/2025	GBP	6,500,000	JPY	1,274,733,542	SG Americas Securities LLC	90,012
09/02/2025	GBP	3,447,500	USD	4,653,318	SG Americas Securities LLC	6,564
09/17/2025	GBP	41,170,000	USD	55,564,247	SG Americas Securities LLC	91,620
09/22/2025	GBP	9,250,000	USD	12,353,605	SG Americas Securities LLC	151,586
09/17/2025	HUF	1,598,130,790	EUR	4,000,000	SG Americas Securities LLC	26,443
09/22/2025	HUF	358,239,262	EUR	900,000	SG Americas Securities LLC	1,361
09/02/2025	HUF	212,085,937	USD	623,867	SG Americas Securities LLC	1,964
09/17/2025	HUF	3,278,363,618	USD	9,682,024	SG Americas Securities LLC	(16,382)
09/22/2025	HUF	2,182,074,940	USD	6,300,000	SG Americas Securities LLC	131,595
09/17/2025	IDR	55,309,132,550	USD	3,400,000	SG Americas Securities LLC	(47,176)
09/02/2025	ILS	667,480	USD	200,000	SG Americas Securities LLC	(20)
09/17/2025	ILS	16,684,405	USD	4,900,000	SG Americas Securities LLC	99,058
09/22/2025	ILS	8,898,438	USD	2,600,000	SG Americas Securities LLC	66,274
09/04/2025	INR	34,805,826	USD	400,000	SG Americas Securities LLC	(5,566)
09/08/2025	INR	579,395,879	USD	6,600,000	SG Americas Securities LLC	(35,230)
09/17/2025	INR	328,370,562	USD	3,788,239	SG Americas Securities LLC	(69,287)
09/26/2025	INR	17,434,682	USD	200,000	SG Americas Securities LLC	(2,629)
09/22/2025	JPY	512,999,764	AUD	5,400,000	SG Americas Securities LLC	(35,370)
09/22/2025	JPY	426,322,682	CAD	4,000,000	SG Americas Securities LLC	(7,186)
09/17/2025	JPY	85,409,074	EUR	500,000	SG Americas Securities LLC	(3,252)
09/22/2025	JPY	51,643,224	EUR	300,000	SG Americas Securities LLC	846
09/02/2025	JPY	74,461,000	GBP	375,000	SG Americas Securities LLC	40
09/22/2025	JPY	372,220,905	GBP	1,875,000	SG Americas Securities LLC	4,802
09/02/2025	JPY	17,312,800	NZD	200,000	SG Americas Securities LLC	(146)
09/22/2025	JPY	675,300,102	NZD	7,800,000	SG Americas Securities LLC	1,921
09/02/2025	JPY	166,558,668	USD	1,132,940	SG Americas Securities LLC	959
09/17/2025	JPY	931,693,625	USD	6,371,560	SG Americas Securities LLC	(18,210)
09/22/2025	JPY	387,500,000	USD	2,642,880	SG Americas Securities LLC	1,005
09/02/2025	KRW	138,611,763	USD	100,000	SG Americas Securities LLC	(276)
09/04/2025	KRW	415,195,090	USD	300,000	SG Americas Securities LLC	(1,258)
09/05/2025	KRW	2,480,512,737	USD	1,800,000	SG Americas Securities LLC	(15,125)
09/11/2025	KRW	2,501,478,000	USD	1,800,000	SG Americas Securities LLC	532
09/17/2025	KRW	2,271,718,090	USD	1,665,190	SG Americas Securities LLC	(29,517)
09/26/2025	KRW	138,593,030	USD	100,000	SG Americas Securities LLC	(163)

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	MXN	22,680,113	USD	1,217,631	SG Americas Securities LLC	$(3,001)
09/03/2025	MXN	593,337	USD	31,815	SG Americas Securities LLC	(42)
09/17/2025	MXN	692,182,243	USD	36,725,908	SG Americas Securities LLC	284,952
09/22/2025	MXN	79,500,000	USD	4,220,887	SG Americas Securities LLC	27,717
09/02/2025	NOK	6,000,000	EUR	510,680	SG Americas Securities LLC	(704)
09/17/2025	NOK	120,211,242	EUR	10,215,386	SG Americas Securities LLC	(5,540)
09/02/2025	NOK	11,778,285	USD	1,169,967	SG Americas Securities LLC	1,778
09/17/2025	NOK	84,234,301	USD	8,218,184	SG Americas Securities LLC	162,498
09/22/2025	NOK	56,389,566	USD	5,500,000	SG Americas Securities LLC	110,510
09/22/2025	NZD	400,000	JPY	35,175,584	SG Americas Securities LLC	(3,816)
09/02/2025	NZD	2,125,000	USD	1,248,943	SG Americas Securities LLC	4,892
09/17/2025	NZD	15,888,000	USD	9,520,982	SG Americas Securities LLC	(141,375)
09/22/2025	NZD	4,400,000	USD	2,596,932	SG Americas Securities LLC	1,101
09/17/2025	PEN	5,596,189	USD	1,550,000	SG Americas Securities LLC	33,305
09/17/2025	PHP	117,913,003	USD	2,100,000	SG Americas Securities LLC	(37,932)
09/02/2025	PLN	926,489	EUR	217,206	SG Americas Securities LLC	77
09/17/2025	PLN	38,801,150	EUR	9,046,743	SG Americas Securities LLC	48,840
09/22/2025	PLN	3,856,572	EUR	900,000	SG Americas Securities LLC	3,485
12/17/2025	PLN	4,500,000	EUR	1,039,168	SG Americas Securities LLC	8,869
09/02/2025	PLN	1,900,852	USD	519,499	SG Americas Securities LLC	2,148
09/17/2025	PLN	29,448,984	USD	8,084,101	SG Americas Securities LLC	(4,372)
09/22/2025	PLN	19,648,706	USD	5,300,000	SG Americas Securities LLC	90,476
09/02/2025	SEK	5,000,000	EUR	452,058	SG Americas Securities LLC	(575)
09/17/2025	SEK	79,532,724	EUR	7,220,374	SG Americas Securities LLC	(43,996)
09/22/2025	SEK	82,419,960	EUR	7,375,000	SG Americas Securities LLC	80,318
09/22/2025	SEK	51,705,070	NOK	55,000,000	SG Americas Securities LLC	(832)
09/02/2025	SEK	10,222,725	USD	1,078,056	SG Americas Securities LLC	2,342
09/17/2025	SEK	49,135,361	USD	5,173,016	SG Americas Securities LLC	24,845
09/22/2025	SEK	44,407,649	USD	4,600,000	SG Americas Securities LLC	99,210
09/02/2025	SGD	261,810	USD	203,821	SG Americas Securities LLC	295
09/17/2025	SGD	7,564,556	USD	5,911,100	SG Americas Securities LLC	(6,217)
09/22/2025	SGD	15,395,688	USD	12,000,000	SG Americas Securities LLC	22,747
10/15/2025	SGD	133,386	USD	104,149	SG Americas Securities LLC	209
09/17/2025	THB	19,366,021	USD	600,000	SG Americas Securities LLC	(1,277)
09/17/2025	TRY	17,000,000	USD	396,381	SG Americas Securities LLC	9,927
09/22/2025	TRY	59,368,925	USD	1,400,000	SG Americas Securities LLC	12,501
09/08/2025	TWD	5,980,065	USD	200,000	SG Americas Securities LLC	(4,214)
09/11/2025	TWD	20,849,789	USD	700,000	SG Americas Securities LLC	(17,221)
09/12/2025	TWD	5,952,277	USD	200,000	SG Americas Securities LLC	(5,062)
09/15/2025	TWD	8,966,283	USD	300,000	SG Americas Securities LLC	(6,283)
09/17/2025	TWD	46,926,057	USD	1,613,332	SG Americas Securities LLC	(75,889)
09/18/2025	TWD	5,980,000	USD	200,000	SG Americas Securities LLC	(4,061)
09/26/2025	TWD	12,096,000	USD	400,000	SG Americas Securities LLC	(3,414)
10/02/2025	TWD	27,404,277	USD	900,000	SG Americas Securities LLC	(1,060)
09/02/2025	USD	2,258,845	AUD	3,457,000	SG Americas Securities LLC	(3,763)
09/17/2025	USD	17,197,687	AUD	26,512,410	SG Americas Securities LLC	(159,251)
09/22/2025	USD	5,653,835	AUD	8,700,000	SG Americas Securities LLC	(42,300)
09/03/2025	USD	11,127,902	BRL	60,555,428	SG Americas Securities LLC	(26,106)
10/02/2025	USD	100,000	BRL	545,498	SG Americas Securities LLC	264
09/02/2025	USD	2,103,014	CAD	2,888,468	SG Americas Securities LLC	(625)
09/17/2025	USD	39,613,147	CAD	54,486,768	SG Americas Securities LLC	(97,589)
09/22/2025	USD	8,945,540	CAD	12,300,000	SG Americas Securities LLC	(21,025)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2025	USD	2,396,069	CHF	1,920,000	SG Americas Securities LLC	$(4,684)
09/17/2025	USD	15,363,867	CHF	12,313,034	SG Americas Securities LLC	(60,763)
09/22/2025	USD	780,959	CHF	625,000	SG Americas Securities LLC	(2,465)
09/02/2025	USD	100,000	CLP	97,676,010	SG Americas Securities LLC	(1,027)
09/08/2025	USD	400,000	CLP	385,847,690	SG Americas Securities LLC	910
09/11/2025	USD	300,000	CLP	289,896,650	SG Americas Securities LLC	150
09/17/2025	USD	3,850,000	CLP	3,711,144,272	SG Americas Securities LLC	11,347
09/22/2025	USD	700,000	CLP	676,371,661	SG Americas Securities LLC	375
09/25/2025	USD	200,000	CLP	193,284,940	SG Americas Securities LLC	68
09/26/2025	USD	400,000	CLP	385,566,690	SG Americas Securities LLC	1,171
09/29/2025	USD	100,000	CLP	96,300,550	SG Americas Securities LLC	386
10/03/2025	USD	100,000	CLP	96,507,230	SG Americas Securities LLC	172
09/02/2025	USD	8,867,631	CNH	63,219,637	SG Americas Securities LLC	(12,458)
09/17/2025	USD	32,489,452	CNH	232,628,845	SG Americas Securities LLC	(232,634)
09/22/2025	USD	3,321,687	CNH	23,810,377	SG Americas Securities LLC	(29,157)
10/15/2025	USD	1,417,467	CNH	10,144,006	SG Americas Securities LLC	(12,382)
09/08/2025	USD	100,000	COP	404,846,684	SG Americas Securities LLC	(657)
09/12/2025	USD	200,000	COP	806,024,568	SG Americas Securities LLC	(323)
09/17/2025	USD	700,000	COP	2,909,590,098	SG Americas Securities LLC	(22,773)
09/22/2025	USD	200,000	COP	809,832,775	SG Americas Securities LLC	(1,073)
09/30/2025	USD	100,000	COP	408,172,684	SG Americas Securities LLC	(1,261)
09/02/2025	USD	3,465,021	EUR	2,965,000	SG Americas Securities LLC	(4,664)
09/17/2025	USD	29,647,271	EUR	25,513,185	SG Americas Securities LLC	(237,259)
09/22/2025	USD	4,962,526	EUR	4,250,000	SG Americas Securities LLC	(17,234)
09/02/2025	USD	74,425,355	GBP	55,112,470	SG Americas Securities LLC	(68,501)
09/17/2025	USD	25,154,721	GBP	18,782,000	SG Americas Securities LLC	(235,818)
09/22/2025	USD	5,729,475	GBP	4,250,000	SG Americas Securities LLC	(16,153)
09/02/2025	USD	242,932	HUF	82,694,410	SG Americas Securities LLC	(1,086)
09/17/2025	USD	1,028,507	HUF	351,614,579	SG Americas Securities LLC	(8,163)
09/22/2025	USD	600,000	HUF	205,088,710	SG Americas Securities LLC	(4,492)
09/17/2025	USD	3,800,000	IDR	62,345,558,995	SG Americas Securities LLC	20,630
09/26/2025	USD	300,000	IDR	4,938,776,000	SG Americas Securities LLC	657
09/17/2025	USD	550,000	ILS	1,881,989	SG Americas Securities LLC	(13,890)
09/22/2025	USD	200,000	ILS	675,794	SG Americas Securities LLC	(2,491)
09/04/2025	USD	400,000	INR	35,073,400	SG Americas Securities LLC	2,534
09/08/2025	USD	6,600,000	INR	578,870,820	SG Americas Securities LLC	41,179
09/15/2025	USD	2,200,000	INR	193,000,896	SG Americas Securities LLC	13,963
09/17/2025	USD	21,279,179	INR	1,860,809,816	SG Americas Securities LLC	204,624
09/22/2025	USD	1,000,000	INR	87,202,237	SG Americas Securities LLC	12,630
09/25/2025	USD	1,300,000	INR	113,328,443	SG Americas Securities LLC	16,994
09/26/2025	USD	4,400,000	INR	385,042,380	SG Americas Securities LLC	41,096
09/30/2025	USD	7,400,000	INR	650,327,957	SG Americas Securities LLC	39,392
09/02/2025	USD	53,178,283	JPY	7,833,963,058	SG Americas Securities LLC	(153,819)
09/17/2025	USD	24,202,520	JPY	3,548,175,244	SG Americas Securities LLC	7,015
09/22/2025	USD	1,104,482	JPY	162,500,000	SG Americas Securities LLC	(4,244)
09/02/2025	USD	100,375	KRW	138,611,763	SG Americas Securities LLC	651
09/04/2025	USD	300,000	KRW	417,121,474	SG Americas Securities LLC	(128)
09/05/2025	USD	1,800,000	KRW	2,488,087,300	SG Americas Securities LLC	9,674
09/11/2025	USD	1,800,000	KRW	2,479,696,200	SG Americas Securities LLC	15,146
09/15/2025	USD	200,000	KRW	277,103,000	SG Americas Securities LLC	503
09/17/2025	USD	8,253,843	KRW	11,441,252,947	SG Americas Securities LLC	15,959
09/26/2025	USD	1,600,000	KRW	2,227,862,017	SG Americas Securities LLC	(4,860)

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

August 31, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/29/2025	USD	1,800,000	KRW	2,499,048,000	SG Americas Securities LLC	$(504)
09/02/2025	USD	1,216,138	MXN	22,680,113	SG Americas Securities LLC	1,507
09/03/2025	USD	31,777	MXN	593,337	SG Americas Securities LLC	4
09/17/2025	USD	839,701	MXN	15,864,208	SG Americas Securities LLC	(8,556)
09/22/2025	USD	1,142,947	MXN	21,500,000	SG Americas Securities LLC	(6,046)
09/02/2025	USD	200,000	NOK	2,014,445	SG Americas Securities LLC	(404)
09/17/2025	USD	3,697,419	NOK	37,678,434	SG Americas Securities LLC	(51,303)
09/22/2025	USD	600,000	NOK	6,069,482	SG Americas Securities LLC	(3,886)
09/02/2025	USD	1,015,960	NZD	1,725,000	SG Americas Securities LLC	(1,859)
09/17/2025	USD	21,432,354	NZD	36,248,000	SG Americas Securities LLC	33,059
09/22/2025	USD	7,040,924	NZD	11,900,000	SG Americas Securities LLC	14,425
09/17/2025	USD	50,000	PEN	178,626	SG Americas Securities LLC	(538)
09/17/2025	USD	1,650,000	PHP	94,909,925	SG Americas Securities LLC	(9,789)
09/30/2025	USD	200,000	PHP	11,448,200	SG Americas Securities LLC	(125)
09/02/2025	USD	37,171	PLN	135,964	SG Americas Securities LLC	(141)
09/17/2025	USD	247,468	PLN	908,281	SG Americas Securities LLC	(1,731)
09/02/2025	USD	207,131	SEK	1,967,107	SG Americas Securities LLC	(764)
09/17/2025	USD	2,053,519	SEK	19,557,348	SG Americas Securities LLC	(15,386)
09/22/2025	USD	800,000	SEK	7,639,494	SG Americas Securities LLC	(8,410)
09/02/2025	USD	203,794	SGD	261,810	SG Americas Securities LLC	(322)
09/17/2025	USD	1,642,376	SGD	2,104,905	SG Americas Securities LLC	(710)
10/15/2025	USD	4,104,228	SGD	5,264,515	SG Americas Securities LLC	(14,610)
09/17/2025	USD	300,000	THB	9,759,937	SG Americas Securities LLC	(1,740)
09/22/2025	USD	5,100,000	TRY	216,934,200	SG Americas Securities LLC	(61,282)
09/08/2025	USD	200,000	TWD	5,973,311	SG Americas Securities LLC	4,435
09/11/2025	USD	700,000	TWD	21,360,205	SG Americas Securities LLC	506
09/12/2025	USD	200,000	TWD	6,101,228	SG Americas Securities LLC	184
09/17/2025	USD	7,482,538	TWD	225,337,309	SG Americas Securities LLC	99,788
09/26/2025	USD	400,000	TWD	12,194,094	SG Americas Securities LLC	198
09/02/2025	USD	1,200,000	ZAR	21,223,083	SG Americas Securities LLC	(2,793)
09/17/2025	USD	1,036,136	ZAR	18,546,693	SG Americas Securities LLC	(13,916)
09/22/2025	USD	461,598	ZAR	8,135,994	SG Americas Securities LLC	1,119
09/02/2025	ZAR	3,852,565	USD	217,983	SG Americas Securities LLC	357
09/17/2025	ZAR	207,615,833	USD	11,750,380	SG Americas Securities LLC	4,145
09/22/2025	ZAR	122,489,548	USD	6,861,598	SG Americas Securities LLC	71,039
Net Unrealized Appreciation (Depreciation)						$2,102,312

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PEN -	Peruvian Sol
CNH -	Chinese Offshore Renminbi	PHP -	Philippine Peso
COP -	Colombian Peso	PLN -	Polish Zloty
CZK -	Czech Republic Koruna	SEK -	Swedish Krona
EUR -	Euro	SGD -	Singapore Dollar
GBP -	British Pound	THB -	Thai Baht
HUF -	Hungarian Forint	TRY -	Turkish Lira
IDR -	Indonesian Rupiah	TWD -	New Taiwan Dollar
ILS -	Israeli New Shekel	USD -	United States Dollar
INR -	Indian Rupee	ZAR -	South African Rand
JPY -	Japanese Yen

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets and Liabilities

August 31, 2025

ASSETS
Investments, at value (cost $670,428,052)	$670,634,692
Cash and cash equivalents	66,166,909
Foreign currency deposits with broker for futures contracts (cost $—)	902
Deposit with brokers:
Forward foreign currency contracts	3,848,612
Futures contracts	113,573,066
Receivables for:
Capital shares sold	550,774
Interest receivable	153,152
Unrealized appreciation on forward foreign currency contracts	5,054,168
Unrealized appreciation on futures contracts	64,579,695
Prepaid expenses and other assets	39,514
Total assets	$924,601,484

LIABILITIES
Payables for:
Due to Broker	10,127,904
Advisory fees	1,281,506
Capital shares redeemed	2,057,784
Unrealized depreciation on forward foreign currency contracts	2,951,856
Unrealized depreciation on futures contracts	10,219,830
Other accrued expenses and liabilities	413,789
Total liabilities	27,052,669
Net assets	$897,548,815

NET ASSETS CONSIST OF:
Par value	$78,692
Paid-in capital	847,060,047
Total distributable earnings/(losses)	50,410,076
Net assets	$897,548,815

CLASS A SHARES:
Net assets	$6,103,810
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	538,539
Net asset value and redemption price per share	$11.33
Maximum offering price per share (100/94.25 of $11.33)	$12.02

CLASS I SHARES:
Net assets	$876,539,763
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	76,803,198
Net asset value, offering and redemption price per share	$11.41

CLASS C SHARES:
Net assets	$14,905,242
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,350,219
Net asset value, offering and redemption price per share	$11.04

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

INVESTMENT INCOME
Interest	$45,184,495
Total investment income	45,184,495
EXPENSES
Advisory fees	18,184,681
Administration and accounting services fees	216,817
Registration and filing fees	191,609
Transfer agent fees	151,673
Distribution fees (Class C Shares)	123,102
Officer fees	97,375
Director fees	96,680
Legal fees	78,896
Printing and shareholder reporting fees	71,020
Custodian fees	57,006
Audit fees	48,774
Distribution fees (Class A Shares)	17,995
Other expenses	100,448
Total expenses before waivers and/or reimbursements	19,436,076
Less: waivers and/or reimbursements	(844,605)
Net expenses after waivers and/or reimbursements	18,591,471
Net investment income/(loss)	26,593,024
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	76,468
Futures contracts	(66,109,578)
Foreign currency transactions	(2,266,245)
Forward foreign currency contracts	(17,833,754)
Net change in unrealized appreciation/(depreciation) on:
Investments	(186,925)
Futures contracts	38,322,225
Foreign currency translations	14,891
Forward foreign currency contracts	6,533,930
Net realized and unrealized gain/(loss) from investments	(41,448,988)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,855,964)

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$26,593,024	$24,238,809
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(86,133,109)	(2,085,272)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	44,684,121	5,798,365
Net increase/(decrease) in net assets resulting from operations	(14,855,964)	27,951,902
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	$(378,388)	$(80,502)
Class I	(47,046,224)	(21,476,557)
Class C	(705,624)	(194,878)
Net decrease in net assets from dividends and distributions to shareholders	(48,130,236)	(21,751,937)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	6,764,844	8,280,971
Proceeds from reinvestment of distributions	325,284	58,480
Shares redeemed	(7,123,067)	(3,272,101)
Total from Class A Shares	(32,939)	5,067,350
Class I Shares
Proceeds from shares sold	592,911,174	732,653,887
Proceeds from reinvestment of distributions	32,239,748	12,529,698
Shares redeemed	(687,486,210)	(248,071,786)
Total from Class I Shares	(62,335,288)	497,111,799
Class C Shares
Proceeds from shares sold	6,306,682	10,903,723
Proceeds from reinvestment of distributions	557,289	122,506
Shares redeemed	(5,634,850)	(1,745,933)
Total from Class C Shares	1,229,121	9,280,296
Net increase/(decrease) in net assets from capital share transactions	(61,139,106)	511,459,445
Total increase/(decrease) in net assets	(124,125,306)	517,659,410
NET ASSETS:
Beginning of period	1,021,674,121	504,014,711
End of period	$897,548,815	$1,021,674,121

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (CONCLUDED)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Shares sold	585,411	691,208
Shares reinvested	27,778	5,390
Shares redeemed	(639,281)	(276,345)
Total Class A Shares	(26,092)	420,253
Class I Shares
Shares sold	51,769,324	61,322,625
Shares reinvested	2,739,146	1,151,627
Shares redeemed	(61,972,402)	(21,252,768)
Total Class I Shares	(7,463,932)	41,221,484
Class C Shares
Shares sold	558,577	914,951
Shares reinvested	48,587	11,460
Shares redeemed	(524,764)	(151,257)
Total Class C Shares	82,400	775,154
Net increase/(decrease) in shares outstanding	(7,407,624)	42,416,891

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period February 16, 2022 to august 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.82	$11.51	$11.94	$11.21
Net investment income/(loss)(2)	0.27	0.34	0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	(0.23)	0.38	(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	0.04	0.72	0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.10)	(0.42)	—
Net realized capital gains	(0.35)	(0.31)	(0.03)	—
Total dividends and distributions to shareholders	(0.53)	(0.41)	(0.45)	—
Net asset value, end of period	$11.33	$11.82	$11.51	$11.94
Total investment return/(loss)(3)	0.18%	6.61%	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,104	$6,672	$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.04%	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.12%	2.12%	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	2.36%	2.88%	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	0%	0%	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$11.87	$11.54	$11.96	$11.98	$11.07
Net investment income/(loss)(1)	0.30	0.38	0.26	(0.13)	(0.21)
Net realized and unrealized gain/(loss) from investments	(0.22)	0.37	(0.23)	1.29	2.21
Net increase/(decrease) in net assets resulting from operations	0.08	0.75	0.03	1.16	2.00
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.11)	(0.42)	(0.34)	(0.17)
Net realized capital gains	(0.35)	(0.31)	(0.03)	(0.84)	(0.92)
Total dividends and distributions to shareholders	(0.54)	(0.42)	(0.45)	(1.18)	(1.09)
Net asset value, end of period	$11.41	$11.87	$11.54	$11.96	$11.98
Total investment return/(loss)(2)	0.49%	6.88%	0.38%	10.40%	19.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$876,540	$1,000,319	$496,775	$341,815	$94,948
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79%	1.79%	1.79%	1.79%	1.84%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.87%	1.87%	1.91%	1.98%	2.28%
Ratio of net investment income/(loss) to average net assets	2.61%	3.13%	2.24%	(1.12)%	(1.80)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period November 8, 2021 To August 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.59	$11.32	$11.85	$12.51
Net investment income/(loss)(2)	0.18	0.26	0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	(0.22)	0.38	(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	(0.04)	0.64	(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.06)	(0.42)	(0.34)
Net realized capital gains	(0.35)	(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(0.51)	(0.37)	(0.45)	(1.18)
Net asset value, end of period	$11.04	$11.59	$11.32	$11.85
Total investment return/(loss)(3)	(0.55)%	5.93%	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,905	$14,684	$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.79%	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.87%	2.87%	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	1.63%	2.13%	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	0%	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Consolidated Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $188,530,610, which represented 21.01% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $137,913,339, which represented 15.37% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

22

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$670,634,692		$—	$670,634,692
Commodity Contracts
Futures Contracts	15,877,014	—	—	15,877,014
Equity Contracts
Futures Contracts	44,613,594	—	—	44,613,594
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	5,054,168	—	5,054,168
Futures Contracts	1,107,067	—	—	1,107,067
Interest Rate Contracts
Futures Contracts	2,982,020	—	—	2,982,020
Total Assets	$735,214,387	$5,054,168	$—	$740,268,555

23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

	Level 1	Level 2	Level 3	Total
Commodity Contracts
Futures Contracts	$(5,977,498)	$—	$—	$(5,977,498)
Equity Contracts
Futures Contracts	(2,073,760)	—	—	(2,073,760)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(2,951,856)	—	(2,951,856)
Futures Contracts	(318,412)	—	—	(318,412)
Interest Rate Contracts
Futures Contracts	(1,850,161)	—	—	(1,850,161)
Total Liabilities	$(10,219,831)	$(2,951,856)	$—	$(13,171,687)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$5,054,168	$—	$5,054,168
Futures Contracts (a)	Unrealized appreciation on futures contracts	44,613,594	2,982,020	1,107,067	15,877,014	64,579,695
Total Value- Assets		$44,613,594	$2,982,020	$6,161,235	$15,877,014	$69,633,863
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(2,951,856)	$—	$(2,951,856)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(2,073,760)	(1,850,161)	(318,412)	(5,977,497)	(10,219,830)
Total Value- Liabilities		$(2,073,760)	$(1,850,161)	$(3,270,268)	$(5,977,497)	$(13,171,680)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	CONSOLIDATED Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$18,972,291	$(53,270,723)	$3,074,457	$(34,885,603)	$(66,109,578)
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(17,833,754)	—	(17,833,754)
Total Realized Gain/(Loss)		$18,972,291	$(53,270,723)	$(14,759,297)	$(34,885,603)	$(83,943,332)

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	CONSOLIDATED Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$25,516,187	$4,155,624	$1,617,097	$7,033,317	$38,322,225
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	6,533,930	—	6,533,930
Total Change in Unrealized Appreciation/(Depreciation)		$25,516,187	$4,155,624	$8,151,027	$7,033,317	$44,856,155

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$3,742,967,407	$(2,187,025,008)	$(1,558,715,310)	$1,558,887,402

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$5,054,168	$(2,951,856)	$—	$2,102,312	$2,951,856	$(2,951,856)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

U.S. Tax Status —No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

eXPIRATION
August 31, 2026	August 31, 2027	August 31, 2028	Total
$495,671	$647,218	$844,605	$1,987,494

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Graham Capital Management L.P., Revolution Capital Management, LLC, Systematica Investments Limited, Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

Effective December 31, 2024 Eclipse Capital Management Inc no longer serves as a Trading Adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2025

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$818,702,995	$1,212,850	$(48,276,097)	$(47,063,247)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$90,617,103	$(90,617,103)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$32,955,251	$17,247,286	$15,976,509	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 and August 31, 2025 was as follows:

	Ordinary Income	Long-Term Gains	Total
2025	$31,858,343	$16,271,893	$48,130,236
2024	$13,460,205	$8,291,732	$21,751,937

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (CONCLUDED)

August 31, 2025

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had no unlimited short-term or long-term capital loss carryforwards to offset future capital gains.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

33

Abbey Capital Multi Asset Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Abbey Capital Multi Asset Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Abbey Capital Multi Asset Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2025, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the year ended August 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund, as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 30, 2025

We have served as the auditor of one or more investment companies advised by Abbey Capital Limited since 2025.

34

Abbey Capital Multi Asset Fund

Shareholder Tax Information

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. During the fiscal year ended August 31, 2025, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 47.46%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

35

Abbey Capital Multi Asset Fund

OTHER Information

(UNAUDITED)

Approval of Investment Advisory Agreements and Trading Advisory Agreements

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewals of (1) the investment advisory agreement (the “Investment Advisory Agreement”) between Abbey Capital and the Company on behalf of the Fund, (2) each of the separate advisory agreements between ACMAF Onshore Series LLC, ACMAF Master Offshore Limited, and ACMAF Offshore SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLC, Graham Capital Management, LP, Revolution Capital Management, LLC, Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners LLC, and Winton Capital Management Limited (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Abbey Capital with respect to the Fund, the Subsidiary Investment Advisory Agreements between the Subsidiaries and Abbey Capital, and the Trading Advisory Agreements between Abbey Capital and the Trading Advisers with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the one-year, three-year, five-year and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024.

36

Abbey Capital Multi Asset Fund

OTHER Information (CONCLUDED)

(UNAUDITED)

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for the Peer Group. The Directors noted that the Fund’s net advisory fee was above the median and in the 5th quintile (most expensive) of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile (second most expensive) of its Peer Group. The Directors also considered the fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were payable by Abbey Capital. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and renewed for an additional one-year period ending August 16, 2026.

37

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

August 31, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Schedule of Investments

as of August 31, 2025

	Shares	Value
COMMON STOCKS — 93.0%
Advertising — 0.2%
MNTN, Inc. - Class A (a)	59,885	$1,222,253
TechTarget, Inc. (a)	8,670	51,153
		1,273,406
Aerospace/Defense — 2.0%
AAR Corp. (a)	11,755	889,383
Aerovironment, Inc. (a)	1,433	345,855
AIRO Group Holdings, Inc. (a)	12,107	285,120
Amprius Technologies, Inc. (a)	93,145	660,398
Astronics Corp. (a)	18,740	681,574
ATI, Inc. (a)	7,199	558,210
Curtiss-Wright Corp.	2,004	958,213
Hexcel Corp.	29,218	1,845,117
Karman Holdings, Inc. (a)	46,947	2,507,439
Kratos Defense & Security Solutions, Inc. (a)	19,882	1,309,031
Mercury Systems, Inc. (a)	18,184	1,228,329
Moog, Inc. - Class A	1,762	345,088
National Presto Industries, Inc.	615	64,464
Red Cat Holdings, Inc. (a)	94,387	843,820
TAT Technologies Ltd. (a)	20,218	736,946
Voyager Technologies, Inc. - Class A (a)	18,564	569,729
		13,828,716
Agriculture — 1.3%
Alico, Inc.	121,300	4,104,792
Darling Ingredients, Inc. (a)	8,943	303,704
Dole PLC	130,824	1,925,729
Fresh Del Monte Produce, Inc.	6,955	252,328
Vital Farms, Inc. (a)	48,971	2,501,928
		9,088,481
Airlines — 0.1%
SkyWest, Inc. (a)	8,137	987,832

Apparel — 1.1%
Canada Goose Holdings, Inc. (a)	103,329	1,341,210
Carter’s, Inc.	11,938	340,949
Crocs, Inc. (a)	1,693	147,630
Kontoor Brands, Inc.	4,168	321,978
Lakeland Industries, Inc.	197,240	2,996,076
Skechers USA, Inc. - Class A (a)	3,666	231,251
Wolverine World Wide, Inc.	71,636	2,288,054
		7,667,148
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	22,851	1,334,270
REV Group, Inc.	28,697	1,526,967
		2,861,237
Auto Parts & Equipment — 2.0%
Adient PLC (a)	18,535	459,668
BorgWarner, Inc.	6,155	263,188

	Shares	Value
Auto Parts & Equipment — (Continued)
Cooper-Standard Holdings, Inc. (a)	103,209	$3,800,155
Dorman Products, Inc. (a)	1,368	221,329
Fox Factory Holding Corp. (a)	2,620	75,796
Gentherm, Inc. (a)	922	33,902
Miller Industries, Inc.	39,500	1,662,555
Motorcar Parts of America, Inc. (a)	333,960	4,976,004
Standard Motor Products, Inc.	6,173	239,574
Strattec Security Corp. (a)	32,610	2,148,021
		13,880,192
Banks — 8.2%
Ameris Bancorp	2,245	164,514
Atlantic Union Bankshares Corp.	8,734	312,066
Bankwell Financial Group, Inc.	71,520	3,023,866
Banner Corp.	1,733	116,163
Cadence Bank	22,282	838,694
Capital Bancorp, Inc.	82,990	2,820,830
Central Pacific Financial Corp.	3,784	118,515
City Holding Co.	4,208	540,644
Coastal Financial Corp./WA (a)	25,619	2,933,376
Colony Bankcorp, Inc.	161,947	2,782,249
Community Financial System, Inc.	1,997	119,600
ConnectOne Bancorp, Inc.	5,049	129,254
Customers Bancorp, Inc. (a)	13,377	958,997
Dime Community Bancshares, Inc.	1,047	32,206
Eastern Bankshares, Inc.	5,441	93,096
Esquire Financial Holdings, Inc.	11,495	1,127,660
First BanCorp	38,999	866,948
First Business Financial Services, Inc.	59,879	3,132,869
First Commonwealth Financial Corp.	18,699	331,907
First Financial Bancorp	24,036	636,473
First Financial Bankshares, Inc.	13,162	489,232
First Hawaiian, Inc.	13,502	350,377
First Interstate BancSystem, Inc. - Class A	7,996	261,629
First Merchants Corp.	2,329	96,700
Five Star Bancorp	71,840	2,354,197
Fulton Financial Corp.	84,522	1,661,703
Glacier Bancorp, Inc.	40,280	1,979,762
Heritage Commerce Corp.	7,938	82,000
Hope Bancorp, Inc.	27,648	307,722
Horizon Bancorp, Inc.	182,190	3,071,723
Independent Bank Corp.	1,193	85,311
Metropolitan Bank Holding Corp.	47,746	3,790,555
NBT Bancorp, Inc.	1,326	58,702
Northeast Bank	42,470	4,695,483
OFG Bancorp	7,960	356,210
Old National Bancorp	10,450	239,201
Orrstown Financial Services, Inc.	62,786	2,188,092

The accompanying notes are an integral part of the financial statements.
1

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Banks — (Continued)
Park National Corp.	737	$126,594
Parke Bancorp, Inc.	124,601	2,809,753
Pathward Financial, Inc.	17,952	1,426,645
Peapack-Gladstone Financial Corp.	2,621	76,035
Pinnacle Financial Partners, Inc.	11,833	1,150,404
Preferred Bank	1,275	120,360
S&T Bancorp, Inc.	8,702	343,816
Seacoast Banking Corp. of Florida	47,589	1,480,494
Southside Bancshares, Inc.	4,513	140,986
Stellar Bancorp, Inc.	2,051	63,417
Stock Yards Bancorp, Inc.	1,084	87,490
TriCo Bancshares	3,184	144,617
UMB Financial Corp.	4,909	598,407
United Community Banks, Inc.	12,730	425,182
Unity Bancorp, Inc.	63,780	3,338,883
Veritex Holdings, Inc.	11,815	405,845
VersaBank	2,350	25,780
Walker & Dunlop, Inc.	1,239	105,377
Washington Trust Bancorp, Inc.	4,356	132,117
WesBanco, Inc.	11,998	393,534
West Bancorporation, Inc.	52,630	1,050,495
		57,594,757
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	2,790	327,100
MGP Ingredients, Inc.	6,885	203,589
National Beverage Corp. (a)	2,518	105,882
Vita Coco Co., Inc. (a)	35,682	1,275,275
		1,911,846
Biotechnology — 4.4%
Alumis, Inc. (a)	8,920	41,389
Anavex Life Sciences Corp. (a)	74,121	714,526
ANI Pharmaceuticals, Inc. (a)	11,006	1,029,061
Apogee Therapeutics, Inc. (a)	30,652	1,114,813
Arcellx, Inc. (a)	11,200	777,168
Arcus Biosciences, Inc. (a)	6,260	66,293
Arcutis Biotherapeutics, Inc. (a)	79,198	1,229,153
Arrowhead Pharmaceuticals, Inc. (a)	8,589	189,216
ARS Pharmaceuticals, Inc. (a)	28,909	335,923
Astria Therapeutics, Inc. (a)	104,011	642,788
BioCryst Pharmaceuticals, Inc. (a)	55,742	463,216
Capricor Therapeutics, Inc. (a)	86,700	544,476
Certara, Inc. (a)	115,640	1,253,538
Crinetics Pharmaceuticals, Inc. (a)	103,975	3,222,185
Cullinan Therapeutics, Inc. (a)	6,212	46,838
Cytokinetics, Inc. (a)	4,225	149,269
Denali Therapeutics, Inc. (a)	55,057	840,720
Edgewise Therapeutics, Inc. (a)	39,515	567,040
Keros Therapeutics, Inc. (a)	9,554	145,316

	Shares	Value
Biotechnology — (Continued)
Kiniksa Pharmaceuticals International PLC (a)	47,115	$1,577,881
Korro Bio, Inc. (a)	7,282	168,069
Kura Oncology, Inc. (a)	8,218	64,922
Ligand Pharmaceuticals, Inc. (a)	12,743	2,060,671
MBX Biosciences, Inc. (a)	49,656	749,309
Mind Medicine MindMed, Inc. (a)	124,213	1,103,011
Myriad Genetics, Inc. (a)	13,950	88,862
Olema Pharmaceuticals, Inc. (a)	136,225	743,789
Praxis Precision Medicines, Inc. (a)	19,393	883,157
Precigen, Inc. (a)	236,368	1,066,020
Relay Therapeutics, Inc. (a)	19,074	68,476
Rocket Pharmaceuticals, Inc. (a)	19,238	63,101
Roivant Sciences Ltd. (a)	70,893	845,754
Scholar Rock Holding Corp. (a)	37,319	1,218,465
Septerna, Inc. (a)	77,166	933,709
Structure Therapeutics, Inc. - ADR (a)	62,937	1,214,684
Tarsus Pharmaceuticals, Inc. (a)	31,287	1,832,792
Upstream Bio, Inc. (a)	5,900	101,067
Vericel Corp. (a)	1,632	59,340
Vir Biotechnology, Inc. (a)	25,747	127,190
WaVe Life Sciences Ltd. (a)	115,024	1,104,230
Xencor, Inc. (a)	15,794	128,405
Xenon Pharmaceuticals, Inc. (a)	43,712	1,692,092
		31,267,924
Building Materials — 1.8%
AAON, Inc.	6,180	512,631
American Woodmark Corp. (a)	1,043	67,347
Apogee Enterprises, Inc.	7,722	339,575
Armstrong World Industries, Inc.	7,898	1,546,191
Boise Cascade Co.	3,571	310,677
Gibraltar Industries, Inc. (a)	4,141	259,185
NWPX Infrastructure, Inc. (a)	86,540	4,583,158
Simpson Manufacturing Co., Inc.	2,069	395,427
SPX Technologies, Inc. (a)	4,521	845,924
Titan America SA	132,856	2,060,597
Trex Co., Inc. (a)	12,803	789,049
UFP Industries, Inc.	8,103	818,160
		12,527,921
Chemicals — 0.6%
AdvanSix, Inc.	3,917	84,059
Balchem Corp.	1,142	185,107
Celanese Corp.	1,227	58,442
Chemours Co.	9,276	142,851
Codexis, Inc. (a)	339,893	927,908
Innospec, Inc.	1,121	98,188
Koppers Holdings, Inc.	7,974	231,087
Perimeter Solutions, Inc. (a)	31,536	706,091
Rogers Corp. (a)	1,868	146,563
Sensient Technologies Corp.	10,816	1,227,183

The accompanying notes are an integral part of the financial statements.
2

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Chemicals — (Continued)
Stepan Co.	2,701	$135,131
Tronox Holdings PLC	51,301	219,568
		4,162,178
Coal — 0.2%
Warrior Met Coal, Inc.	26,933	1,646,684

Commercial Services — 7.1%
Acacia Research Corp. (a)	347,370	1,184,532
Adtalem Global Education, Inc. (a)	7,923	1,037,517
American Public Education, Inc. (a)	101,556	3,064,960
AMN Healthcare Services, Inc. (a)	3,294	68,449
Arlo Technologies, Inc. (a)	186,300	3,243,483
BGSF, Inc. (a)	163,080	1,009,465
BrightView Holdings, Inc. (a)	6,056	87,206
Brink’s Co.	4,054	454,210
CoreCivic, Inc. (a)	231,877	4,702,466
CPI Card Group, Inc. (a)	132,459	2,063,711
Cross Country Healthcare, Inc. (a)	6,965	93,192
Driven Brands Holdings, Inc. (a)	39,083	719,909
EVERTEC, Inc.	46,427	1,656,515
Forrester Research, Inc. (a)	166,690	1,623,561
GEO Group, Inc. (a)	38,619	800,958
GXO Logistics, Inc. (a)	65,590	3,453,313
Heidrick & Struggles International, Inc.	2,031	103,195
Herc Holdings, Inc.	8,821	1,153,699
Insperity, Inc.	20,467	1,130,188
Kelly Services, Inc. - Class A	25,815	367,347
Lincoln Educational Services Corp. (a)	158,033	2,972,601
MarketAxess Holdings, Inc.	1,203	221,160
Matthews International Corp. - Class A	5,499	135,110
Perdoceo Education Corp.	10,039	328,677
Progyny, Inc. (a)	44,811	1,060,676
RCM Technologies, Inc. (a)	76,040	2,062,965
Rent-A-Center, Inc.	3,409	86,623
Repay Holdings Corp. (a)	225,240	1,333,421
Sezzle, Inc. (a)	9,289	878,739
Shift4 Payments, Inc. - Class A (a)	12,623	1,141,498
Strategic Education, Inc.	1,789	145,535
Stride, Inc. (a)	7,287	1,189,166
Universal Technical Institute, Inc. (a)	61,862	1,644,911
USCB Financial Holdings, Inc.	145,370	2,527,984
Verra Mobility Corp. (a)	36,085	896,712
WEX, Inc. (a)	15,795	2,706,473
WillScot Holdings Corp.	109,038	2,643,081
		49,993,208
Computers — 1.4%
Amentum Holdings, Inc. (a)	2,599	64,845
ASGN, Inc. (a)	2,386	129,441

	Shares	Value
Computers — (Continued)
CACI International, Inc. - Class A (a)	1,145	$549,279
Cantaloupe, Inc. (a)	9,881	107,406
ExlService Holdings, Inc. (a)	7,485	327,693
Insight Enterprises, Inc. (a)	2,176	283,228
MAXIMUS, Inc.	17,251	1,516,708
NCR Voyix Corp. (a)	49,502	652,436
One Stop Systems, Inc. (a)	184,188	1,095,919
Rimini Street, Inc. (a)	592,860	2,567,084
Science Applications International Corp.	1,681	197,854
Varonis Systems, Inc. (a)	10,331	609,736
Whitefiber, Inc. (a)	85,668	1,448,646
		9,550,275
Cosmetics/Personal Care — 0.7%
elf Beauty, Inc. (a)	11,929	1,491,125
Interparfums, Inc.	15,895	1,826,971
Oddity Tech Ltd. - Class A (a)	18,489	1,113,223
Prestige Brands Holdings, Inc. (a)	3,474	236,371
		4,667,690
Distribution/Wholesale — 1.0%
G-III Apparel Group Ltd. (a)	19,012	513,324
MRC Global, Inc. (a)	7,000	105,560
OPENLANE, Inc. (a)	84,662	2,448,425
Pool Corp.	2,106	654,355
ThredUp, Inc. - Class A (a)	154,694	1,673,789
VSE Corp.	10,413	1,691,071
WESCO International, Inc.	371	81,561
		7,168,085
Diversified Financial Services — 2.0%
Dave, Inc. (a)	12,790	2,727,084
Encore Capital Group, Inc. (a)	3,458	144,683
Enova International, Inc. (a)	3,612	438,136
Houlihan Lokey, Inc.	4,821	960,584
Interactive Brokers Group, Inc. - Class A	12,252	762,564
LendingClub Corp. (a)	119,711	2,056,635
Miami International Holdings, Inc. (a)	13,774	517,627
Moelis & Co., Class A - Class A	25,221	1,818,686
Perella Weinberg Partners	84,663	1,873,592
PRA Group, Inc. (a)	3,634	62,105
Radian Group, Inc.	16,450	573,776
Silvercrest Asset Management Group, Inc. - Class A	87,776	1,438,649
Virtus Investment Partners, Inc.	807	162,554
World Acceptance Corp. (a)	2,155	369,432
		13,906,107
Electric — 0.6%
Hawaiian Electric Industries, Inc. (a)	39,161	507,526
Northwestern Energy Group, Inc.	38,213	2,197,630
TXNM Energy, Inc.	22,500	1,274,400

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Electric — (Continued)
Unitil Corp.	2,272	$106,693
		4,086,249
Electrical Components & Equipment — 0.9%
American Superconductor Corp. (a)	51,409	2,565,309
Littelfuse, Inc.	1,079	280,357
Powell Industries, Inc.	12,382	3,295,593
		6,141,259
Electronics — 2.5%
Applied Optoelectronics, Inc. (a)	26,969	652,650
Atkore International Group, Inc.	12,006	698,629
Badger Meter, Inc.	2,217	405,534
Benchmark Electronics, Inc.	4,446	180,463
Brady Corp. - Class A	2,928	228,618
Coherent Corp. (a)	3,416	309,046
Enovix Corp. (a)	57,394	552,130
ESCO Technologies, Inc.	1,920	385,747
Evolv Technologies Holdings, Inc. (a)	240,589	1,982,453
Itron, Inc. (a)	4,655	572,286
Kimball Electronics, Inc. (a)	137,070	3,957,211
Knowles Corp. (a)	7,352	156,965
Mirion Technologies, Inc. (a)	119,572	2,451,226
OSI Systems, Inc. (a)	1,136	261,337
Plexus Corp. (a)	2,641	361,844
Sanmina Corp. (a)	6,648	781,273
SYNNEX Corp.	830	122,898
TTM Technologies, Inc. (a)	8,548	380,984
Vontier Corp.	70,532	3,026,528
		17,467,822
Energy-Alternate Sources — 0.7%
ASP Isotopes, Inc. (a)	102,108	947,562
Eos Energy Enterprises, Inc. (a)	511,634	3,530,275
REX American Resources Corp. (a)	2,520	157,676
Sunrun, Inc. (a)	7,050	112,589
		4,748,102
Engineering & Construction — 2.9%
Bowman Consulting Group Ltd. (a)	104,350	4,458,875
Comfort Systems USA, Inc.	4,006	2,817,740
Construction Partners, Inc. - Class A (a)	19,953	2,392,365
EMCOR Group, Inc.	4,741	2,939,420
Exponent, Inc.	2,780	198,436
Latham Group, Inc. (a)	152,328	1,223,194
Limbach Holdings, Inc. (a)	11,189	1,281,812
Mistras Group, Inc. (a)	107,610	1,028,752
MYR Group, Inc. (a)	9,665	1,809,965
Shimmick Corp. (a)	186,970	529,125
Sterling Construction Co., Inc. (a)	2,167	603,575
TopBuild Corp. (a)	2,707	1,138,997
Uniti Group, Inc. (a)	29,867	188,162
		20,610,418

	Shares	Value
Entertainment — 1.7%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	$56,198
Cinemark Holdings, Inc.	7,468	192,674
IMAX Corp., (Canada) (a)	99,408	2,839,092
Monarch Casino & Resort, Inc.	3,215	335,421
Pursuit Attractions and Hospitality, Inc. (a)	56,607	2,111,441
Rush Street Interactive, Inc. (a)	161,503	3,601,517
Scientific Games Corp. (a)	6,167	570,263
United Parks & Resorts, Inc. (a)	40,334	2,120,762
		11,827,368
Environmental Control — 0.6%
CECO Environmental Corp. (a)	68,298	3,113,706
PureCycle Technologies, Inc. (a)	15,408	220,180
Tetra Tech, Inc.	15,990	582,356
		3,916,242
Food — 0.8%
B&G Foods, Inc.	75,320	339,693
Calavo Growers, Inc.	2,628	71,876
Grocery Outlet Holding Corp. (a)	14,587	264,170
Ingles Markets, Inc. - Class A	26,982	1,826,412
J&J Snack Foods Corp.	578	64,487
Natural Grocers by Vitamin Cottage, Inc.	16,553	636,463
Nomad Foods Ltd.	90,610	1,408,079
SpartanNash Co.	4,482	120,118
United Natural Foods, Inc. (a)	19,944	564,016
Weis Markets, Inc.	1,995	142,942
		5,438,256
Forest Products & Paper — 0.0%(b)
Magnera Corp. (a)	6,969	86,416

Gas — 0.6%
MDU Resources Group, Inc.	107,415	1,749,790
Northwest Natural Holding, Co.	10,869	451,390
Southwest Gas Holdings, Inc.	24,526	1,959,137
		4,160,317
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	185,543
Hurco Cos., Inc. (a)	72,650	1,211,802
MSA Safety, Inc.	7,542	1,286,665
		2,684,010
Healthcare-Products — 3.4%
ABIOMED Inc. (a)(c)	1,453	0
Adaptive Biotechnologies Corp. (a)	272,954	3,597,534
Albireo Pharma Inc. (a)(c)	1,908	0
Alphatec Holdings, Inc. (a)	82,717	1,315,200
AngioDynamics, Inc. (a)	119,724	1,228,368
Beta Bionics, Inc. (a)	56,027	1,055,549
Brooks Automation, Inc. (a)	2,595	79,251

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Healthcare-Products — (Continued)
CryoLife, Inc. (a)	21,688	$952,754
Establishment Labs Holdings, Inc. (a)	43,816	1,808,286
Glaukos Corp. (a)	2,161	207,067
GRAIL, Inc. (a)	18,403	603,434
Guardant Health, Inc. (a)	18,371	1,238,573
Haemonetics Corp. (a)	31,555	1,721,010
ICU Medical, Inc. (a)	15,246	1,946,304
Integra LifeSciences Holdings Corp. (a)	13,397	202,697
LeMaitre Vascular, Inc.	934	89,071
Masimo Corp. (a)	2,530	353,466
Merit Medical Systems, Inc. (a)	3,088	279,588
NeuroPace, Inc. (a)	42,404	387,997
OmniAb, Inc. (a)(c)	370	0
OmniAb, Inc. (a)(c)	370	0
Omnicell, Inc. (a)	17,778	579,385
Repligen Corp. (a)	10,960	1,340,627
Sensus Healthcare, Inc. (a)	237,910	806,515
SI-BONE, Inc. (a)	89,370	1,489,798
STAAR Surgical Co. (a)	2,784	76,170
Surmodics, Inc. (a)	2,311	78,666
Teleflex, Inc.	899	113,643
TransMedics Group, Inc. (a)	11,648	1,339,054
West Pharmaceutical Services, Inc.	2,836	700,350
		23,590,357
Healthcare-Services — 1.6%
Addus HomeCare Corp. (a)	10,455	1,204,102
Ardent Health, Inc. (a)	104,577	1,327,082
Chemed Corp.	621	284,387
CorVel Corp. (a)	1,296	115,409
Ensign Group, Inc.	2,982	512,248
Fortrea Holdings, Inc. (a)	29,756	293,097
GeneDx Holdings Corp. (a)	9,596	1,242,586
HealthEquity, Inc. (a)	1,801	160,883
MEDNAX, Inc. (a)	54,613	939,890
National HealthCare Corp.	3,006	341,121
PACS Group, Inc. (a)	5,433	63,240
Privia Health Group, Inc. (a)	64,064	1,476,035
RadNet, Inc. (a)	24,449	1,754,460
Surgery Partners, Inc. (a)	58,020	1,316,474
US Physical Therapy, Inc.	1,232	102,120
		11,133,134
Home Builders — 1.4%
Cavco Industries, Inc. (a)	624	331,026
Century Communities, Inc.	33,372	2,198,547
Champion Homes, Inc. (a)	21,806	1,645,481
Dream Finders Homes, Inc. - Class A (a)	18,082	502,499
Installed Building Products, Inc.	7,795	2,040,887

	Shares	Value
Home Builders — (Continued)
LCI Industries	10,277	$1,083,401
LGI Homes, Inc. (a)	15,400	953,414
M/I Homes, Inc. (a)	5,874	865,005
Winnebago Industries, Inc.	5,231	188,211
		9,808,471
Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.	3,342	98,622
Hamilton Beach Brands Holding Co. - Class A	135,580	1,998,449
Leggett & Platt, Inc.	10,424	100,175
Sleep Number Corp. (a)	174,030	1,832,536
Universal Electronics, Inc. (a)	149,350	725,094
		4,754,876
Household Products/Wares — 0.1%
Central Garden & Pet Co. (a)	1,215	44,263
Central Garden & Pet Co. - Class A (a)	303	10,008
Helen of Troy Ltd. (a)	12,155	298,405
Quanex Building Products Corp.	1,957	41,625
WD-40 Co.	1,574	340,047
		734,348
Housewares — 0.1%
Lifetime Brands, Inc.	212,930	841,074
Newell Brands, Inc.	11,472	67,914
		908,988
Insurance — 3.5%
American Integrity Insurance Group, Inc. (a)	103,720	2,073,363
Aspen Insurance Holdings Ltd. - Class A (a)	38,218	1,394,957
Assured Guaranty Ltd.	31,673	2,603,520
Ategrity Specialty Holdings LLC (a)	27,460	621,694
Axis Capital Holdings Ltd.	28,885	2,847,483
Employers Holdings, Inc.	3,627	156,904
Genworth Financial, Inc. - Class A (a)	364,880	3,127,022
HCI Group, Inc.	10,906	1,818,139
Heritage Insurance Holdings, Inc. (a)	190,417	4,335,795
NMI Holdings, Inc. - Class A (a)	9,565	376,383
RLI Corp.	2,956	200,210
Safety Insurance Group, Inc.	1,593	117,898
Selective Insurance Group, Inc.	3,866	302,437
Skyward Specialty Insurance Group, Inc. (a)	17,142	827,959
Stewart Information Services Corp.	2,200	160,248
TWFG, Inc. (a)	3,549	93,853
White Mountains Insurance Group Ltd.	2,104	3,850,699
		24,908,564

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Internet — 2.1%
Bumble, Inc. - Class A (a)	37,209	$229,580
DHI Group, Inc. (a)	1,285,830	3,536,033
ePlus, Inc.	43,438	3,143,608
Etoro Group Ltd. - Class A (a)	13,911	617,649
Groupon, Inc. (a)	30,240	789,264
HealthStream, Inc.	2,700	75,816
Magnite, Inc. (a)	50,797	1,318,182
Q2 Holdings, Inc. (a)	16,577	1,305,107
QuinStreet, Inc. (a)	5,337	83,684
RealReal, Inc. (a)	179,153	1,366,937
Shutterstock, Inc.	12,201	255,367
TripAdvisor, Inc. (a)	69,810	1,216,090
Yelp, Inc. (a)	27,842	880,364
		14,817,681
Investment Companies — 1.4%
Cannae Holdings, Inc.	99,907	1,868,261
Cipher Mining, Inc. (a)	98,626	753,503
Core Scientific, Inc. (a)	148,810	2,135,423
HA Sustainable Infrastructure Capital, Inc.	3,141	88,702
Hut 8 Corp. (a)	33,627	898,850
MARA Holdings, Inc. (a)	4,676	74,722
Terawulf, Inc. (a)	411,466	3,888,354
		9,707,815
Iron/Steel — 0.4%
Carpenter Technology Corp.	11,908	2,868,399

Leisure Time — 0.7%
Callaway Golf Co. (a)	8,836	84,472
Lindblad Expeditions Holdings, Inc. (a)	143,530	2,092,668
OneSpaWorld Holdings Ltd.	115,046	2,596,588
		4,773,728
Lodging — 0.1%
Boyd Gaming Corp.	4,776	410,067
Marcus Corp.	4,068	62,810
		472,877
Machinery-Construction & Mining — 1.0%
Argan, Inc.	10,721	2,446,747
Bloom Energy Corp. - Class A (a)	31,013	1,641,828
BWX Technologies, Inc.	12,317	1,995,847
Lightbridge Corp. (a)	28,619	433,005
NuScale Power Corp. (a)	19,048	660,013
		7,177,440
Machinery-Diversified — 1.6%
Albany International Corp. - Class A	1,126	71,512
Applied Industrial Technologies, Inc.	4,104	1,081,732
Chart Industries, Inc. (a)	3,219	641,740

	Shares	Value
Machinery-Diversified — (Continued)
DXP Enterprises, Inc. (a)	7,143	$892,018
Flowserve Corp.	26,227	1,407,341
Lindsay Corp.	11,594	1,591,045
Mueller Water Products, Inc. - Class A	22,734	599,268
Tennant Co.	18,084	1,483,611
Toro Co.	5,348	433,509
Twin Disc, Inc.	225,745	2,852,288
		11,054,064
Media — 0.1%
Cable One, Inc.	3,868	624,605
Scholastic Corp.	5,558	142,618
Sinclair, Inc.	17,962	259,910
		1,027,133
Metal Fabricate/Hardware — 1.2%
AZZ, Inc.	11,323	1,278,253
Helios Technologies, Inc.	8,208	445,202
Janus International Group, Inc. (a)	115,465	1,195,063
Mueller Industries, Inc.	11,950	1,146,483
NN, Inc. (a)	176,710	454,145
Standex International Corp.	1,485	303,044
Xometry, Inc. - Class A (a)	71,051	3,515,603
		8,337,793
Mining — 2.1%
Almonty Industries, Inc. (a)	147,400	655,930
Centrus Energy Corp. - Class A (a)	16,058	3,239,380
Century Aluminum Co. (a)	18,637	416,164
Critical Metals Corp. (a)	80,899	501,169
Energy Fuels Inc. (a)	116,825	1,350,497
IAMGOLD Corp. (a)	207,547	1,932,263
Ivanhoe Electric, Inc. / US (a)	77,642	692,567
Perpetua Resources Corp. (a)	71,243	1,344,355
United States Antimony Corp. (a)	202,896	923,177
Uranium Energy Corp. (a)	275,978	2,950,205
USA Rare Earth, Inc. (a)	65,384	975,529
		14,981,236
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc. (a)	5,340	3,990,529
Byrna Technologies, Inc. (a)	38,929	794,152
Core Molding Technologies, Inc. (a)	61,350	1,177,920
Enpro, Inc.	4,961	1,085,318
Fabrinet (a)	5,820	1,928,108
Federal Signal Corp.	6,477	796,606
JBT Marel Corp.	2,493	357,222
Materion Corp.	2,877	318,771
Park Aerospace Corp.	58,277	1,092,111
Smith & Wesson Brands, Inc.	7,143	58,358
		11,599,095
Office Furnishings — 0.0%(b)
Interface, Inc.	11,644	311,128

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Office-Business Equipment — 0.0%(b)
Pitney Bowes, Inc.	11,567	$140,192
Xerox Holdings Corp.	22,816	90,808
		231,000
Oil & Gas — 1.2%
Delek US Holdings, Inc.	68,734	1,904,619
Evolution Petroleum Corp.	97,583	503,528
Expand Energy Corp.	9,762	944,766
Gulfport Energy Corp. (a)	6,233	1,084,729
Helmerich & Payne, Inc.	16,912	353,292
Patterson-UTI Energy, Inc.	112,890	655,891
PBF Energy, Inc. - Class A	5,245	143,294
Range Resources Corp.	29,237	1,001,952
SM Energy Co.	50,967	1,455,108
Talos Energy, Inc. (a)	6,990	69,061
		8,116,240
Oil & Gas Services — 1.6%
DMC Global, Inc. (a)	237,270	1,589,709
DNOW, Inc. (a)	14,472	231,552
Helix Energy Solutions Group, Inc. (a)	41,891	276,062
Kodiak Gas Services, Inc.	40,023	1,432,423
Natural Gas Services Group, Inc.	162,000	4,237,920
Oceaneering International, Inc. (a)	35,309	861,540
Solaris Energy Infrastructure, Inc.	46,887	1,481,160
Tidewater, Inc. (a)	20,821	1,253,424
		11,363,790
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	6,771	207,328
Arvinas, Inc. (a)	8,832	68,271
BellRing Brands, Inc. (a)	19,609	804,949
Centessa Pharmaceuticals PLC - ADR (a)	37,158	623,883
Cidara Therapeutics, Inc. (a)	11,487	751,135
Collegium Pharmaceutical, Inc. (a)	2,619	101,617
Corcept Therapeutics, Inc. (a)	3,332	232,307
Guardian Pharmacy Services, Inc. - Class A (a)	29,247	772,706
Indivior PLC (a)	24,520	595,346
Madrigal Pharmaceuticals, Inc. (a)	334	146,242
MERUS NV (a)	24,280	1,598,595
Organon & Co.	48,975	461,345
Pacira BioSciences, Inc. (a)	12,980	346,177
Premier, Inc. - Class A	5,713	147,967
Protagonist Therapeutics, Inc. (a)	31,058	1,833,975
Rhythm Pharmaceuticals, Inc. (a)	28,071	2,895,524
Spyre Therapeutics, Inc. (a)	26,005	428,822
USANA Health Sciences, Inc. (a)	5,528	176,398
Xeris Biopharma Holdings, Inc. (a)	151,622	1,187,200
		13,379,787
Private Equity — 0.2%
P10, Inc. - Class A	131,061	1,617,293

	Shares	Value
Real Estate — 0.8%
Howard Hughes Holdings, Inc. (a)	14,760	$1,125,745
Kennedy-Wilson Holdings, Inc.	23,811	209,537
McGrath RentCorp	32,901	3,997,142
		5,332,424
REITS — 1.6%
Agree Realty Corp.	1,641	119,366
Alexander & Baldwin, Inc.	4,543	87,862
Alexander’s, Inc.	670	154,328
Alpine Income Property Trust, Inc.	113,104	1,727,098
American Assets Trust, Inc.	14,803	309,383
Apollo Commercial Real Estate Finance, Inc.	44,054	466,532
Blackstone Mortgage Trust, Inc. - Class A	6,106	119,433
Brandywine Realty Trust	21,186	90,252
CareTrust REIT, Inc.	7,113	244,758
Centerspace	2,329	138,576
Chimera Investment Corp.	18,396	260,671
DiamondRock Hospitality Co.	13,130	112,393
EastGroup Properties, Inc.	2,590	439,160
Getty Realty Corp.	5,173	147,896
Gladstone Commercial Corp.	10,245	137,795
Global Net Lease, Inc.	24,433	192,288
Highwoods Properties, Inc.	6,502	205,008
Kite Realty Group Trust	7,450	170,009
Lexington Realty Trust	12,112	109,977
Medical Properties Trust, Inc.	67,175	302,288
NETSTREIT Corp.	3,764	68,844
NexPoint Residential Trust, Inc.	2,074	71,574
Outfront Media, Inc.	49,235	919,710
PennyMac Mortgage Investment Trust	24,404	300,413
Piedmont Realty Trust, Inc. - Class A	33,537	284,058
PotlatchDeltic Corp.	1,462	61,448
Ready Capital Corp.	43,388	184,833
Redwood Trust, Inc.	77,920	476,870
Regency Centers Corp.	2,758	199,955
Safehold, Inc.	19,145	315,127
Saul Centers, Inc.	2,685	91,746
Service Properties Trust	37,213	100,475
Sunrise Realty Trust, Inc.	132,970	1,470,648
Tanger, Inc.	33,410	1,141,954
TPG RE Finance Trust, Inc.	8,617	80,569
Universal Health Realty Income Trust	1,866	75,741
Whitestone REIT	14,111	185,701
		11,564,739

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Retail — 4.7%
Abercrombie & Fitch Co. - Class A (a)	2,464	$230,458
Advance Auto Parts, Inc.	2,595	158,269
America’s Car-Mart, Inc./TX (a)	1,410	63,182
Asbury Automotive Group, Inc. (a)	15,526	3,905,410
BJ’s Restaurants, Inc. (a)	7,047	236,497
BlueLinx Holdings, Inc. (a)	13,760	1,136,714
Boot Barn Holdings, Inc. (a)	11,237	1,997,601
Buckle, Inc.	2,951	166,997
Build-A-Bear Workshop, Inc.	79,280	4,821,017
Casey’s General Stores, Inc.	1,888	933,654
Cracker Barrel Old Country Store, Inc.	1,090	65,204
FirstCash Holdings, Inc.	2,930	431,501
Five Below, Inc. (a)	3,696	536,290
Freshpet, Inc. (a)	18,577	1,036,968
Group 1 Automotive, Inc.	2,270	1,055,051
Guess?, Inc.	12,246	205,855
Kohl’s Corp.	4,833	72,785
Krispy Kreme, Inc.	24,973	88,654
Kura Sushi USA, Inc. - Class A (a)	11,690	991,370
Lithia Motors, Inc.	382	128,612
Murphy USA, Inc.	7,961	2,997,316
National Vision Holdings, Inc. (a)	71,801	1,647,115
Nu Skin Enterprises, Inc. - Class A	35,505	432,096
ODP Corp. (a)	4,256	86,227
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,832	1,373,931
Papa John’s International, Inc.	8,393	408,823
PriceSmart, Inc.	23,643	2,535,948
Red Robin Gourmet Burgers, Inc. (a)	528,900	3,427,272
RH (a)	2,399	541,382
Shoe Carnival, Inc.	6,304	131,754
Signet Jewelers Ltd.	5,100	449,055
Texas Roadhouse, Inc.	2,804	483,830
		32,776,838
Savings & Loans — 1.2%
Axos Financial, Inc. (a)	3,461	315,678
Banc of California, Inc.	1,809	30,608
Beacon Financial Corp.	17,583	459,444
FS Bancorp, Inc.	88,474	3,778,724
Home Bancorp, Inc.	34,650	1,949,582
Northfield Bancorp, Inc.	9,880	117,078
Northwest Bancshares, Inc.	5,826	73,699
OceanFirst Financial Corp.	5,361	98,589
Pacific Premier Bancorp, Inc.	8,033	196,728
Provident Financial Services, Inc.	15,571	308,929
Riverview Bancorp, Inc.	256,620	1,298,497
		8,627,556

	Shares	Value
Semiconductors — 3.1%
Advanced Energy Industries, Inc.	7,772	$1,163,313
Aehr Test Systems (a)	65,159	1,625,717
Allegro MicroSystems, Inc. (a)	36,470	1,125,100
Amtech Systems, Inc. (a)	267,970	1,696,250
AXT, Inc. (a)	742,790	2,154,091
CEVA, Inc. (a)	2,534	56,305
Cirrus Logic, Inc. (a)	3,525	402,520
FormFactor, Inc. (a)	5,658	165,157
inTEST Corp. (a)	223,130	1,561,910
Kulicke & Soffa Industries, Inc.	6,419	240,712
Lattice Semiconductor Corp. (a)	14,343	952,088
MKS, Inc.	1,371	141,679
Monolithic Power Systems, Inc.	1,952	1,631,404
Onto Innovation, Inc. (a)	16,017	1,697,802
Ouster, Inc. (a)	54,876	1,565,612
Photronics, Inc. (a)	7,595	172,179
Power Integrations, Inc.	6,328	285,393
Semtech Corp. (a)	911	52,920
Silicon Motion Technology Corp., ADR	20,094	1,601,090
SiTime Corp. (a)	14,331	3,463,373
Veeco Instruments, Inc. (a)	3,472	85,133
		21,839,748
Software — 4.4%
ACI Worldwide, Inc. (a)	15,830	781,210
ACV Auctions, Inc. - Class A (a)	77,689	905,854
Agilysys, Inc. (a)	13,941	1,521,242
Alignment Healthcare, Inc. (a)	39,944	653,484
Asure Software, Inc. (a)	265,320	2,228,688
AvePoint, Inc. (a)	48,735	797,305
Blackbaud, Inc. (a)	799	53,301
BlackLine, Inc. (a)	20,908	1,136,768
Clearwater Analytics Holdings, Inc. - Class A (a)	93,870	1,940,293
Concentrix Corp.	830	43,791
Confluent, Inc. - Class A (a)	74,139	1,472,401
CSG Systems International, Inc.	2,939	188,566
Freshworks, Inc. - Class A (a)	83,852	1,129,486
Genasys, Inc. (a)	448,230	869,566
Genius Sports Ltd. (a)	185,770	2,375,998
Gitlab, Inc. - Class A (a)	13,308	639,050
Innodata, Inc. (a)	15,654	594,539
JFrog Ltd. (a)	31,283	1,544,442
LiveRamp Holdings, Inc. (a)	5,117	142,867
nCino, Inc. (a)	41,262	1,324,923
Pagaya Technologies Ltd. - Class A (a)	9,654	356,039
Planet Labs PBC (a)	374,276	2,653,617
Porch Group, Inc. (a)	232,108	3,938,873
Procore Technologies, Inc. (a)	19,836	1,378,800
Progress Software Corp.	5,306	245,615
Smith Micro Software, Inc. (a)	224,280	166,012

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

as of August 31, 2025

	Shares	Value
Software — (Continued)
Take-Two Interactive Software, Inc. (a)	3,504	$817,378
Vertex, Inc. - Class A (a)	52,084	1,344,809
		31,244,917
Telecommunications — 1.2%
Applied Digital Corp. (a)	100,421	1,604,728
Array Digital Infrastructure, Inc.	8,331	448,458
Aviat Networks, Inc. (a)	118,780	2,727,189
BlackSky Technology, Inc. (a)	78,924	1,385,905
Calix, Inc. (a)	6,753	401,466
IDT Corp. - Class B	3,111	199,322
InterDigital, Inc.	869	236,116
Iridium Communications, Inc.	9,628	239,641
NetGear, Inc. (a)	7,443	202,226
Telephone & Data Systems, Inc.	10,347	414,811
Viavi Solutions, Inc. (a)	23,640	266,659
		8,126,521
Textiles — 0.4%
UniFirst Corp.	16,579	2,948,078

Toys/Games/Hobbies — 0.3%
JAKKS Pacific, Inc.	134,820	2,395,751

Transportation — 0.8%
ArcBest Corp.	7,779	573,779
Hub Group, Inc. - Class A	24,360	911,551
Ituran Location and Control Ltd.	20,252	682,897
Knight-Swift Transportation Holdings, Inc.	1,873	82,225
Marten Transport Ltd.	7,327	86,752
PAMT CORP (a)	74,520	912,870
Saia, Inc. (a)	7,941	2,354,189
Scorpio Tankers, Inc.	4,242	213,797
		5,818,060

	Shares	Value
Water — 0.0%(b)
American States Water Co.	1,758	$131,024
California Water Service Group	1,969	92,405
		223,429
TOTAL COMMON STOCKS (Cost $435,120,664)		653,723,444

TOTAL INVESTMENTS — 93.0% (Cost $435,120,664)		653,723,444
Other Assets in Excess of Liabilities — 7.0%		49,387,979
TOTAL NET ASSETS — 100.0%		$703,111,423

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Altair Advisers, LLC, acting as Valuation Designee (as defined below). These securities represented $0 or 0.0% of net assets as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

August 31, 2025

ASSETS
Investments, at value (cost $435,120,664)	$653,723,444
Cash and cash equivalents	50,066,378
Receivables for:
Investments sold	444,488
Dividends	428,055
Capital shares sold	7,037
Prepaid expenses and other assets	134,169
Total assets	704,803,571

LIABILITIES
Payables for:
Capital shares redeemed	635,020
Sub-advisory fees	593,418
Investments purchased	340,775
Other accrued expenses and liabilities	122,935
Total liabilities	1,692,148
Net assets	$703,111,423

NET ASSETS CONSIST OF:
Par value	$36,500
Paid-in capital	448,010,646
Total distributable earnings/(loss)	255,064,277
Net assets	$703,111,423

CAPITAL SHARES:
Net Assets	703,111,423
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	36,499,504
Net asset value, offering and redemption price per share	$19.26

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE YEAR ENDED August 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $17,479)	$5,536,117
Interest income	1,134,752
Total investment income	6,670,869

EXPENSES
Sub-advisory fees	4,395,887
Administration and accounting services fees	166,945
Officer Fees	75,299
Investment management fees	59,004
Director fees	57,559
Transfer agent fees	47,283
Custodian fees	46,643
Legal fees	43,702
Audit fees and tax services	29,926
Registration and filing fees	26,396
Printing and shareholder reporting fees	6,764
Other expenses	59,708
Total expenses	5,015,116
Net investment income/(loss)	1,655,753

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	47,324,752
Net change in unrealized appreciation/(depreciation) on investments	28,568,138
Net realized and unrealized gain/(loss) on investments	75,892,890
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,548,643

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$1,655,753	$2,221,955
Net realized gain/(loss) from investments	47,324,752	16,525,110
Net change in unrealized appreciation/(depreciation) on investments	28,568,138	64,759,495
Net increase/(decrease) in net assets resulting from operations	77,548,643	83,506,560

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(20,686,719)	(3,000,495)
Net decrease in net assets from dividends and distributions to shareholders	(20,686,719)	(3,000,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,119,089	59,868,759
Reinvestment of distributions	18,720,449	2,676,590
Shares redeemed	(28,485,844)	(21,595,709)
Net increase/(decrease) in net assets resulting from capital share transactions	42,353,694	40,949,640
Total increase/(decrease) in net assets	99,215,618	121,455,705

NET ASSETS:
Beginning of period	603,895,805	482,440,100
End of period	$703,111,423	$603,895,805

SHARE TRANSACTIONS:
Shares sold	3,008,317	3,700,174
Shares reinvested	975,532	178,202
Shares redeemed	(1,594,066)	(1,393,206)
Net increase/(decrease) in shares	2,389,783	2,485,170

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$17.70	$15.26	$14.39	$21.47	$13.73
Net investment income/(loss)(1)	0.05	0.07	0.07	0.02	(0.03)
Net realized and unrealized gain/(loss) from investments	2.12	2.46	0.85	(2.88)	7.99
Net increase/(decrease) in net assets resulting from operations	2.17	2.53	0.92	(2.86)	7.96
Dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.09)	(0.05)	—	—
Net realized capital gains	(0.41)	—	—	(4.22)	(0.22)
Total dividends and distributions to shareholders	(0.61)	(0.09)	(0.05)	(4.22)	(0.22)
Net asset value, end of period	$19.26	$17.70	$15.26	$14.39	$21.47
Total investment return/(loss)(2)	12.25%	16.72%	6.40%	(16.93)%	58.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$703,111	$603,896	$482,440	$441,478	$536,177
Ratio of expenses to average net assets	0.80%	0.80%	0.82%	0.84%	0.84%
Ratio of net investment income/(loss) to average net assets	0.26%	0.43%	0.50%	0.10%	(0.18)%
Portfolio turnover rate	71%	58%	56%	56%	75%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below), in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Altair Advisers, LLC (“Altair” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$653,723,444	$—	$—	(a)	$653,723,444
Total Investments	$653,723,444	$—	$—	(a)	$653,723,444

(a)	Amount is less than $0.50.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are

15

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Adviser, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $4,395,887, or the rate of 0.70%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $59,004. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$437,099,497	$420,742,162

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$439,472,327	$237,673,374	$(23,422,257)	$214,251,117

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2025

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$—	$40,813,160	$—	$214,251,117	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2025	$7,539,135	$13,147,584	$20,686,719
2024	$3,000,495	$—	$3,000,495

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Fund had short-term capital loss carryforwards of $0.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

18

ADARA SMALLER COMPANIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Adara Smaller Companies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adara Smaller Companies Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2025

We have served as the auditor of one or more investment companies advised by Altair Advisers, LLC since 2015.

19

ADARA SMALLER COMPANIES FUND

SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the following dividends and distributions were paid by the Fund:

Ordinary income	long-term gains
$7,539,135	$13,147,584

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Adara Smaller Companies Fund	62.05%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Adara Smaller Companies Fund	60.87%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Adara Smaller Companies Fund	0%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

20

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agrement”) between Altair and the Company on behalf of the Fund, and (2) the renewal of the sub-advisory agreements (together, the “Sub-Advisory Agrements”) among Altair, the Company and each of Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC, and River Road Asset Management, LLC (collectively, the “Sub-Advisers”) with respect to the Funds at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and each Sub-Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund, and the renewal and approval of the Sub-Advisory Agreements among the Company, Altair and the Sub-Advisers with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable and Altair’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had outperformed its benchmark, the Russell 2000 Index Total Return, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for Peer Group. The Directors noted that the Fund’s net advisory fee was below the median and in the 2nd quintile of its Peer Group and the Fund’s total net expenses were below the median and in the 1st quintile (least expensive) of its Peer Group. The Directors considered that the Fund

21

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited) (CONCLUDED)

does not pay a contractual management fee to Altair, but instead reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.01% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the applicable Sub-Advisory Agreement.

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and each Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

22

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

August 31, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SCHEDULE HOLDINGS SUMMARY TABLE

August 31, 2025

Sector Classification as of August 31, 2025	% of Net Assets	Value
Financials	23.8%	$161,818,397
Industrials	20.7	142,546,116
Information Technology	11.3	75,814,830
Communication Services	8.4	58,529,996
Health Care	8.0	54,575,058
Consumer Discretionary	7.2	49,064,347
Consumer Staples	5.5	37,724,192
Materials	5.1	35,547,897
Energy	4.0	27,983,428
Utilities	1.4	10,160,302
Real Estate	0.3	4,391,700
Other Assets in Excess of Liabilities	4.3	29,835,534
	100.0%	$687,991,797

The following table presents a summary by country of the schedule holdings of the Fund:

Country	% of Net Assets	Value
United Kingdom	16.4%	$112,971,797
Japan	12.4	85,445,507
China	7.6	52,332,683
France	6.2	43,013,994
Taiwan	5.3	36,697,365
South Korea	5.0	34,292,115
Netherlands	4.9	33,588,595
India	3.7	25,427,377
Italy	3.6	24,692,032
Canada	3.3	22,722,027
Switzerland	3.0	20,988,558
Germany	2.7	18,868,831
Hong Kong	2.7	18,527,415
Ireland	2.3	15,512,779
Finland	1.9	13,258,446
Denmark	1.6	10,751,138
Spain	1.5	10,393,280
Brazil	1.3	9,294,392
United States	1.2	8,296,591
Bermuda	1.1	7,337,768
Mexico	1.0	7,076,090
Singapore	0.9	6,264,694
Norway	0.9	6,039,081
Australia	0.7	4,695,681
South Africa	0.7	4,580,679
United Arab Emirates	0.5	3,290,007
Belgium	0.4	2,471,946
Luxembourg	0.3	2,212,382
Sweden	0.3	1,975,032
Greece	0.2	1,719,005
Austria	0.2%	$1,669,354
Peru	0.2	1,465,268
Hungary	0.2	1,401,520
Indonesia	0.2	1,245,778
Poland	0.2	1,140,250
Kazakhstan	0.2	1,111,077
Uruguay	0.2	1,085,608
Israel	0.2	1,054,117
Panama	0.1	865,617
Argentina	0.1	628,048
Saudi Arabia	0.1	478,114
New Zealand	0.1	396,029
Chile	0.1	375,548
Philippines	0.0	223,867
Portugal	0.0	119,098
Turkey	0.0	88,312
Colombia	0.0	71,351
Russia	0.0	20
Cyprus	—	0
Other Assets in Excess of Liabilities	4.3	29,835,534
	100.0%	$687,991,797

Schedule holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

as of August 31, 2025

	Shares	Value
COMMON STOCKS — 95.7%
Argentina — 0.1%
Grupo Financiero Galicia SA - ADR	15,989	$628,048

Australia — 0.7%
ANZ Group Holdings Ltd.	5,980	131,406
Aristocrat Leisure Ltd.	1,203	57,042
ASX, Ltd.	1,132	46,241
Bendigo & Adelaide Bank Ltd.	12,614	109,887
BHP Group Ltd. - ADR	4,125	230,051
BlueScope Steel Ltd.	6,357	95,239
Brambles Ltd.	3,599	60,993
Cochlear Ltd.	376	74,040
Coles Group Ltd.	3,923	61,242
Commonwealth Bank Of Australia	5,640	626,875
Computershare Ltd.	2,023	50,344
CSL Ltd. - ADR	2,908	201,612
CSL Ltd.	628	87,360
Endeavour Group Ltd.	2,137	5,332
Fortescue Ltd.	5,658	71,365
Goodman Group	6,677	149,421
GPT Group	9,864	35,973
Lottery Corp. Ltd.	8,950	34,384
Macquarie Group Ltd.	745	109,267
Macquarie Group, Ltd. - ADR	1,081	159,166
Mirvac Group	19,373	29,857
National Australia Bank Ltd.	7,689	214,589
National Australia Bank Ltd. - ADR	11,208	156,800
Orica Ltd.	5,536	79,448
Qantas Airways Ltd.	8,392	64,302
QBE Insurance Group Ltd.	3,568	50,411
REA Group Ltd.	633	103,666
Santos Ltd.	19,946	104,423
Scentre Group	14,492	38,625
SEEK Ltd.	4,272	77,254
SGH Ltd.	1,507	49,625
South32 Ltd.	44,192	78,030
Stockland	11,630	47,103
Suncorp Group Ltd.	15,828	219,964
Transurban Group	7,222	68,884
Washington H Soul Pattinson & Co. Ltd.	2,269	64,861
Wesfarmers Ltd.	4,523	270,921
Westpac Banking Corp.	11,015	277,458
WiseTech Global Ltd.	855	56,645
Woodside Energy Group Ltd.	7,097	122,335
Woolworths Group Ltd.	6,547	123,240
		4,695,681
Austria — 0.2%
ANDRITZ AG	18,502	1,302,611
Erste Group Bank AG	544	51,781

	Shares	Value
Austria — 0.2% (Continued)
OMV AG	4,843	$266,752
Verbund AG - Class A	676	48,210
		1,669,354
Belgium — 0.4%
Ageas SA NV	2,481	174,807
Anheuser-Busch InBev SA/NV - ADR	2,087	130,792
Azelis Group NV	97,656	1,456,555
D’ieteren Group	282	61,110
Elia Group SA/NV	1,009	115,456
Groupe Bruxelles Lambert SA	635	55,815
KBC Group NV	799	94,181
Sofina SA	192	58,094
Syensqo SA	373	32,971
UCB SA	810	190,010
Warehouses De Pauw CVA	3,980	102,155
		2,471,946
Bermuda — 1.1%
Everest Group Ltd.	8,751	2,991,792
Hiscox Ltd.	246,504	4,345,976
		7,337,768
Brazil — 1.3%
Banco do Brasil SA - ADR	22,592	88,787
Centrais Eletricas Brasileiras SA - ADR	6,734	55,488
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	10,993	248,992
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	64,500	1,453,015
Cia Siderurgica Nacional SA - ADR	41,580	58,628
Direcional Engenharia SA	194,814	557,653
Embraer SA, SP ADR - ADR	925	52,105
Itau Unibanco Holdings, SP ADR	406,157	2,899,961
Localiza Rent a Car SA - ADR	4,006	26,840
NU Holdings Ltd. - Class A (a)	54,862	811,958
Petroleo Brasileiro SA - Petrobras - ADR	10,959	135,892
StoneCo Ltd. - Class A (a)	65,382	1,076,842
Suzano Papel e Celulose SA - ADR	6,573	63,955
Telefonica Brasil SA	89,760	559,401
Telefonica Brasil SA - ADR	13,700	170,839
Ultrapar Participacoes SA - ADR	8,959	32,700
Vale SA - ADR	89,762	922,753
XP, Inc. - Class A	4,332	78,583
		9,294,392
Canada — 3.3%
Agnico Eagle Mines Ltd.	5,200	749,738
Agnico Eagle Mines Ltd.	1,913	275,797

The accompanying notes are an integral part of the financial statements.

2

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

As of August 31, 2025

	Shares	Value
Canada — 3.3% (Continued)
Allied Gold Corp. (a)	111,284	$1,559,848
Bank Montreal	1,765	213,565
Bank of Nova Scotia	3,619	226,043
Barrick Mining Corp.	6,196	164,999
BCE, Inc.	2,343	58,481
Brookfield Corp.	3,359	220,753
CAE, Inc. (a)	1,578	42,511
Cameco Corp.	8,937	691,634
Canadian Imperial Bank of Commerce	2,982	230,479
Canadian National Railway Co.	3,433	332,246
Canadian Natural Resources Ltd.	11,652	368,786
Canadian Pacific Kansas City Ltd.	3,152	240,151
Celestica, Inc. (a)	359	69,915
Cenovus Energy, Inc.	136,066	2,262,895
CGI, Inc.	1,307	127,014
Constellation Software, Inc./Canada	62	205,425
Dollarama, Inc.	1,231	167,850
Enbridge, Inc.	8,175	395,180
Fairfax Financial Holdings Ltd.	93	160,106
FirstService Corp.	230	46,276
Fortis, Inc.	6,019	299,385
Franco-Nevada Corp.	1,038	195,507
GFL Environmental, Inc.	2,147	107,436
Gildan Activewear, Inc.	5,757	314,332
Hammond Power Solutions, Inc.	7,162	617,037
Imperial Oil Ltd.	2,792	253,458
Intact Financial Corp.	966	193,453
Kinross Gold Corp.	52,576	1,099,106
Kinross Gold Corp.	3,369	70,412
Magna International, Inc.	3,010	138,159
Manulife Financial Corp.	6,860	210,945
National Bank of Canada	1,583	166,397
Nutrien Ltd.	60,585	3,491,683
Nutrien Ltd.	1,238	71,334
Pembina Pipeline Corp.	2,696	101,828
Restaurant Brands International, Inc.	3,260	206,456
Royal Bank Canada	4,734	688,134
Shopify, Inc. - Class A (a)	3,733	527,398
South Bow Corp.	584	16,200
Stantec, Inc.	565	61,399
Sun Life Financial, Inc.	2,753	160,858
Suncor Energy, Inc.	1,529	63,148
TC Energy Corp.	5,100	265,506
Teck Resources Ltd. - Class B	8,215	280,871
Teck Resources Ltd. - Class B	91,694	3,135,363
Thomson Reuters Corp.	1,367	242,793
Toronto-Dominion Bank	6,970	523,726
Wheaton Precious Metals Corp.	2,998	301,059

	Shares	Value
Canada — 3.3% (Continued)
WSP Global, Inc.	535	$108,952
		22,722,027
Chile — 0.1%
Antofagasta PLC	8,790	255,055
Cia Cervecerias Unidas SA - ADR	4,167	51,546
Sociedad Quimica y Minera de Chile SA SP ADR (a)	1,515	68,947
		375,548
China — 7.6%
AAC Technologies Holdings, Inc.	74,000	412,724
Air China Ltd. - Class H (a)	74,000	49,193
Akeso, Inc. (a)(b)	5,000	100,708
ANTA Sports Products Ltd.	62,161	773,436
Bilibili, Inc. - ADR (a)	4,363	101,483
BYD Co. Ltd. - Class H	12,000	169,294
BYD Electronic International Co. Ltd.	23,500	124,933
China Coal Energy Co. Ltd. - Class H	44,000	53,471
China Conch Environment Protection Holdings Ltd. (a)	21,500	1,937
China Construction Bank Corp. - Class H	200,000	193,560
China Literature, Ltd. (a)(b)	96,800	507,758
China Merchants Bank Co. Ltd. - Class H	167,563	1,041,518
China Pacific Insurance Group Co. Ltd. - Class H	40,400	185,434
China Shenhua Energy Co. Ltd. - Class H	39,000	175,259
Contemporary Amperex Technology Co. Ltd. - Class A	30,105	1,291,483
DiDi Global, Inc. - ADR (a)	121,677	711,811
ENN Energy Holdings Ltd.	4,400	35,614
Fuyao Glass Industry Group Co. Ltd. - Class A	69,600	640,608
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	6,400	56,480
Guotai Haitong Securities Co. Ltd. - Class H (b)	33,400	70,141
H World Group Ltd. - ADR	1,879	69,241
Haier Smart Home Co. Ltd. - ADR	4,117	56,032
Haitian International Holdings Ltd.	31,000	87,881
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	74,324
Industrial & Commercial Bank of China Ltd. - Class H	1,802,000	1,340,515
JD.com, Inc. - ADR	5,286	164,236
Jiangsu Hengli Hydraulic Co. Ltd. - Class A	60,800	760,584
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	135,600	1,258,296

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
China — 7.6% (Continued)
KE Holdings, Inc. - ADR	4,582	$80,552
Laopu Gold Co. Ltd. - Class H	4,100	375,987
Lenovo Group Ltd.	32,000	45,939
Li Auto, Inc. - ADR (a)	3,672	85,741
Meituan - ADR (a)	4,650	123,690
Montage Technology Co. Ltd. - Class A	71,177	1,225,957
NetEase, Inc.	103,400	2,835,311
NetEase, Inc. - ADR	10,260	1,397,309
New China Life Insurance Co. Ltd. - Class H	45,800	284,965
New Oriental Education & Technology Group, Inc. - ADR	2,260	108,435
Nongfu Spring Co. Ltd. - Class H (b)	9,600	62,094
PetroChina Co. Ltd. - Class H	788,000	763,027
PICC Property & Casualty Co. Ltd. - Class H	48,000	116,005
Ping An Insurance Group Co. of China Ltd. - Class H	194,000	1,412,445
Pop Mart International Group Ltd. (b)	3,200	133,016
Qfin Holdings, Inc. - ADR	12,053	350,983
RLX Technology, Inc. - ADR	23,295	59,169
Sany Heavy Industry Co. Ltd. - Class A	216,800	639,049
Shanghai MicroPort MedBot Group Co. Ltd. - Class H (a)	74,500	195,241
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	63,179
Shenzhen Inovance Technology Co. Ltd. - Class A	83,800	881,836
Shenzhou International Group Holdings Ltd.	7,100	56,494
Sinopharm Group Co. Ltd. - Class H	36,400	87,718
Sinotruk Hong Kong Ltd.	19,500	56,855
Sunac Services Holdings Ltd. (b)	619	133
TAL Education Group - ADR (a)	7,594	80,648
Tencent Holdings Ltd. - ADR	21,564	1,673,151
Tencent Holdings Ltd.	252,130	19,526,084
Tencent Music Entertainment Group, ADR	194,521	4,769,655
Tongcheng Travel Holdings Ltd.	122,400	346,293
Weichai Power Co. Ltd. - Class H	24,000	50,452
WuXi AppTec Co. Ltd. - Class H (b)	38,900	542,070
Wuxi Biologics Cayman, Inc. (a)(b)	17,000	73,132
Xiaomi Corp. - ADR (a)	9,311	318,250
Xiaomi Corp. - Class B (a)(b)	185,200	1,263,962
XPeng, Inc. - ADR (a)	2,396	50,364
XtalPi Holdings Ltd. (a)	458,000	606,254
Yangzijiang Shipbuilding Holdings Ltd.	26,600	60,271
Yum China Holdings, Inc.	1,162	51,965

	Shares	Value
China — 7.6% (Continued)
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	7,100	$59,262
Zijin Mining Group Co. Ltd. - Class H	252,000	836,759
ZTE Corp. - Class H	16,600	75,027
		52,332,683
Colombia — 0.0%(c)
Grupo Cibest SA - ADR	1,414	71,351

Cyprus — 0.0%(c)
TCS Group Holding PLC - GDR (a)(d)	3,732	0

Denmark — 1.6%
AP Moller - Maersk AS - Class B	28	57,695
Carlsberg A/S - Class B	1,277	156,199
Danske Bank AS	126,842	5,220,590
DSV AS - ADR	826	91,612
DSV AS	208	46,115
Genmab AS (a)	5,356	1,336,800
Novo Nordisk AS - ADR	12,898	728,221
Novo Nordisk AS	51,600	2,915,886
Novonesis Novozymes B	1,601	101,831
Orsted A/S (a)(b)	1,074	32,565
Vestas Wind Systems AS	3,196	63,624
		10,751,138
Finland — 1.9%
Elisa OYJ	1,595	85,029
Fortum Oyj	2,493	43,139
Kone Oyj - Class B	74,412	4,680,350
Mandatum Oyj	2,616	17,981
Nordea Bank Abp	153,343	2,344,323
Nordea Bank Abp	93	1,419
Orion Oyj - Class B	672	53,684
Sampo Oyj	514,240	5,900,840
UPM-Kymmene Corp.	1,923	54,764
Wartsila OYJ Abp	2,624	76,917
		13,258,446
France — 6.2%
Air Liquide SA	18,900	3,894,127
Air Liquide SA - ADR	2,142	88,550
Airbus Group SE	1,661	347,265
AXA SA	3,534	164,606
BioMerieux	677	94,147
BNP Paribas SA	3,223	289,636
Bouygues SA	2,565	109,995
Bureau Veritas SA	96,437	2,909,188
Canal+ SA	3,398	10,361
Capgemini SE	22,843	3,248,962
Cie de Saint-Gobain SA	1,672	180,509
Cie Generale des Etablissements Michelin SCA	1,852	67,068
Danone SA	3,796	316,844

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
France — 6.2% (Continued)
Dassault Aviation SA	263	$83,023
Dassault Systemes SE - ADR	2,450	76,122
Dassault Systemes SE	2,375	73,863
Edenred SE	23,762	687,374
Eiffage SA	428	53,862
Engie SA - ADR	8,968	186,445
Essilor International Cie Generale d’Opitque SA	951	290,090
EssilorLuxottica SA - ADR	144	21,960
Eurazeo SA	19,646	1,285,644
Getlink SE	1,582	29,926
Havas NV	3,398	5,959
Hermes International SCA	98	240,019
Ipsen SA	10,318	1,402,807
Kering SA	247	66,187
Legrand SA	1,347	205,130
L’Oreal SA - ADR	3,400	316,438
L’Oreal SA	269	125,593
Louis Hachette Group	3,398	6,536
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,495	294,585
LVMH Moet Hennessy Louis Vuitton SE	5,109	3,016,542
Orange SA	7,330	119,473
Pernod Ricard SA	14,843	1,690,859
Pernod Ricard SA - ADR	4,525	103,586
Publicis Groupe SA	2,188	202,037
Rexel SA	72,149	2,335,919
Safran SA	905	300,759
Sanofi SA - ADR	7,794	385,647
Sanofi SA	31,589	3,134,023
Sartorius Stedim Biotech	191	39,169
Schneider Electric SE	15,972	3,924,122
Schneider Electric SE - ADR	4,025	197,778
Societe Generale SA	2,392	147,608
SPIE SA	42,316	2,345,395
Thales SA	10,075	2,650,135
TotalEnergies SE - ADR	8,970	562,868
Unibail-Rodamco-Westfield	938	97,590
Vallourec SACA	237,134	4,257,227
Vinci SA	2,155	292,287
Vinci SA - ADR	1,124	38,149
		43,013,994
Germany — 2.7%
Adidas AG	494	96,111
Allianz SE	644	272,273
Allianz SE - ADR	4,740	200,464
BASF SE	2,932	155,751
Bayer AG	2,559	84,193
Bayerische Motoren Werke AG - ADR	3,309	115,650
Bayerische Motoren Werke AG	509	53,252

	Shares	Value
Germany — 2.7% (Continued)
Beiersdorf AG	796	$91,672
Commerzbank AG	18,102	690,930
Continental AG	523	45,860
Covestro AG (a)(b)	1,514	106,022
Daimler AG	3,623	226,746
Daimler Truck Holding AG	1,811	85,188
Delivery Hero SE (a)(b)	1,653	43,853
Deutsche Bank AG	8,776	308,301
Deutsche Boerse AG	25,001	7,358,677
Deutsche Boerse AG - ADR	2,810	82,755
Deutsche Post AG - ADR	1,603	73,001
Deutsche Telekom AG	6,034	220,815
Deutsche Telekom AG - ADR	5,690	208,590
E.ON SE	4,732	84,378
Fresenius Medical Care AG	918	47,322
Fresenius SE & Co. KGaA	1,112	60,464
Hannover Rueck SE	421	122,572
Heidelberg Materials AG	273	64,578
Henkel AG & Co. KGaA	1,341	103,063
Infineon Technologies AG	29,220	1,196,093
KION Group AG	1,235	80,418
Knorr-Bremse AG	679	70,930
LEG Immobilien SE	635	53,230
Merck KGaA	587	74,530
MTU Aero Engines AG - ADR	562	125,349
Muenchener Rueckversicherungs-Gesellschaft AG	383	244,318
Rheinmetall AG	648	1,256,964
RWE AG	3,207	128,433
SAP SE - ADR	3,821	1,039,923
Schaeffler AG	1,003	6,940
Siemens AG	11,212	3,108,042
Siemens Energy AG (a)	1,738	184,888
Symrise AG	462	44,736
TeamViewer SE - ADR (a)	4,442	23,409
Volkswagen AG	1,057	126,502
Vonovia SE	1,402	45,402
		18,812,588
Greece — 0.2%
National Bank of Greece SA	108,982	1,509,281
OPAP SA	9,345	209,724
		1,719,005
Hong Kong — 2.7%
AIA Group Ltd. - ADR	7,624	289,559
Alibaba Group Holding Ltd. - ADR	6,727	908,145
Alibaba Group Holding Ltd.	535,700	8,869,944
BOC Hong Kong Holdings Ltd.	28,000	127,123
China Merchants Port Holdings Co. Ltd.	60,000	115,374
China Resources Power Holdings Co. Ltd.	14,000	32,328

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Hong Kong — 2.7% (Continued)
China State Construction International Holdings Ltd.	32,000	$43,866
CK Asset Holdings Ltd.	8,500	40,218
CK Hutchison Holdings Ltd.	259,000	1,713,596
CLP Holdings Ltd.	13,500	114,255
Futu Holdings Ltd. - ADR	852	158,131
Galaxy Entertainment Group Ltd.	13,000	68,919
Geely Automobile Holdings, Ltd.	31,000	78,193
Hang Seng Bank, Ltd.	6,100	87,468
Henderson Land Development Co. Ltd.	23,000	79,813
HKT Trust & HKT Ltd.	54,000	81,913
Hong Kong Exchanges & Clearing Ltd.	13,580	795,627
Hongkong Land Holdings Ltd.	7,900	48,983
Jardine Matheson Holdings, Ltd.	4,800	290,633
Link	10,200	54,480
MTR Corp. Ltd.	16,500	55,941
Power Assets Holdings Ltd.	11,000	71,727
Prudential PLC	309,284	4,125,187
Sun Hung Kai Properties Ltd.	9,000	106,311
Swire Pacific Ltd. - Class A	4,000	34,287
Techtronic Industries Co. Ltd.	3,000	38,797
WH Group Ltd. (b)	52,500	56,417
Wharf Holdings Ltd.	14,000	40,180
		18,527,415
Hungary — 0.2%
OTP Bank, PLC	16,068	1,401,520

India — 3.7%
Adani Ports & Special Economic Zone Ltd.	48,508	722,657
Bajaj Finance Ltd.	223,142	2,222,876
Bharat Electronics Ltd.	283,075	1,186,170
Bharti Airtel Ltd.	57,212	1,226,321
Divi’s Laboratories Ltd.	6,417	445,983
Dr Reddy’s Laboratories Ltd. - ADR	48,380	686,996
HDFC Bank Ltd.	383,860	4,143,165
HDFC Bank Ltd. - ADR	77,296	5,500,383
ICICI Bank Ltd. - ADR	80,834	2,565,671
Indian Hotels Co. Ltd.	91,599	788,258
Infosys Ltd. - ADR	56,873	956,604
Mahindra & Mahindra Ltd.	36,053	1,308,139
Max Healthcare Institute Ltd.	64,579	844,943
One 97 Communications Ltd. (a)	40,149	549,809
Reliance Industries Ltd.	48,951	753,876
UltraTech Cement Ltd.	6,544	938,021
Wipro Ltd. - ADR	212,864	587,505
		25,427,377

	Shares	Value
Indonesia — 0.2%
Astra International Tbk PT - ADR	3,615	$24,437
Bank Central Asia Tbk PT	1,889,600	925,734
Bank Central Asia Tbk PT - ADR	7,351	89,903
Bank Mandiri Persero Tbk PT - ADR	9,299	106,102
Bank Rakyat Indonesia Persero Tbk PT - ADR	8,191	99,602
		1,245,778
Ireland — 2.3%
AerCap Holdings NV	28,183	3,480,600
AIB Group PLC	199,201	1,618,491
Aon PLC - Class A	23,649	8,679,183
DCC PLC	452	28,745
Experian PLC	3,412	176,864
ICON PLC (a)	4,200	747,348
James Hardie Industries PLC (a)	2,896	58,815
Kerry Group PLC - ADR	361	33,086
Kingspan Group PLC	554	42,743
PDD Holdings, Inc. - ADR (a)	5,381	646,904
		15,512,779
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	499	96,377
CyberArk Software Ltd. (a)	576	261,078
Elbit Systems Ltd.	666	319,820
ICL Group Ltd.	12,592	81,092
Nice Ltd. - ADR (a)	288	40,709
Nova Ltd. (a)	489	128,773
Teva Pharmaceutical Industries, Ltd., SP ADR (a)	3,884	71,388
Wix.com Ltd. (a)	389	54,880
		1,054,117
Italy — 3.6%
Davide Campari-Milano NV	7,108	53,542
Enel SpA	497,572	4,591,690
Eni SpA	9,979	178,390
Ferrari NV	642	306,369
Ferrari NV	141	67,101
FinecoBank Banca Fineco SpA	317,744	6,975,101
Generali	1,602	62,538
Infrastrutture Wireless Italiane SpA (b)	3,972	48,159
Intesa Sanpaolo	31,407	197,725
Iveco Group NV	1,324	28,469
Leonardo SpA	70,526	4,006,490
Mediobanca Banca di Credito Finanziario SpA	3,974	96,260
Prysmian SpA	641	55,942
Recordati SPA	65,994	4,080,327
Saipem SpA	1,264,937	3,554,497

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Italy — 3.6% (Continued)
UniCredit SpA	5,035	$389,432
		24,692,032
Japan — 12.4%
Aeon Co. Ltd.	15,600	189,244
Aisin Corp.	3,300	54,306
Ajinomoto Co., Inc.	3,000	81,358
Asahi Group Holdings Ltd.	131,200	1,648,755
Asahi Kasei Corp.	6,000	48,963
Bandai Namco Holdings, Inc.	2,400	82,517
BayCurrent, Inc.	127,000	7,205,720
Bridgestone Corp.	3,300	149,079
Canon, Inc.	2,700	79,016
Central Japan Railway Co.	2,100	55,856
Chiba Bank Ltd.	4,900	50,127
Chugai Pharmaceutical Co. Ltd.	53,900	2,381,914
Concordia Financial Group Ltd.	11,723	88,454
Daifuku Co. Ltd.	1,800	56,654
Dai-ichi Life Holdings, Inc.	26,768	219,647
Daiichi Sankyo Co. Ltd. - ADR	876	20,928
Daiichi Sankyo Co. Ltd.	4,848	115,924
Daikin Industries Ltd.	749	93,576
Daito Trust Construction Co. Ltd.	700	74,488
Daiwa House Industry Co. Ltd.	1,500	52,999
Denso Corp.	7,600	108,905
Dentsu Group, Inc.	1,800	35,543
Disco Corp.	4,000	1,094,422
East Japan Railway Co.	3,700	90,781
Fast Retailing Co. Ltd.	741	231,621
Fuji Electric Co. Ltd.	61,900	3,897,936
FUJIFILM Holdings Corp.	5,400	127,930
Fujikura Ltd.	1,400	118,774
Fujitsu Ltd.	5,300	127,540
Fukuoka Financial Group, Inc.	3,000	89,892
Hamamatsu Photonics KK	99,200	1,041,145
Hankyu Hanshin Holdings, Inc.	1,700	50,332
Hikari Tsushin, Inc.	1,000	266,287
Hirose Electric Co. Ltd.	8,300	1,074,665
Hitachi Ltd.	318,905	8,592,395
Hitachi Ltd. - ADR	18,300	497,394
Honda Motor Co. Ltd.	5,400	59,859
Honda Motor Co. Ltd. - ADR	1,291	43,119
Hoshizaki Corp.	800	30,757
Hoya Corp.	670	86,515
Hoya Corp. - ADR	487	63,066
IHI Corp.	9,200	956,083
Inpex Corp.	6,228	105,827
Isuzu Motors Ltd.	2,700	35,366
ITOCHU Corp.	3,700	209,008
ITOCHU Corp. - ADR	426	48,202
Japan Airlines Co. Ltd.	2,600	55,290
Japan Post Bank Co. Ltd.	3,700	46,510

	Shares	Value
Japan — 12.4% (Continued)
Japan Post Insurance Co. Ltd.	16,100	$450,783
Japan Real Estate Investment Corp.	229	199,054
Japan Tobacco, Inc.	19,200	610,467
Kansai Electric Power Co., Inc.	3,700	51,336
Kao Corp.	2,200	99,959
KDDI Corp.	247,496	4,277,552
Keyence Corp.	600	228,746
Kobe Bussan Co. Ltd.	1,900	53,439
Komatsu Ltd.	4,400	148,959
Konami Group Corp.	400	60,335
Kyocera Corp.	204,200	2,715,797
LY Corp.	14,900	47,173
Marubeni Corp.	2,800	63,547
MatsukiyoCocokara & Co.	2,400	49,575
McDonald’s Holdings Co. Japan Ltd.	2,600	115,638
Mitsubishi Chemical Group Corp.	332,300	1,888,233
Mitsubishi Corp.	12,300	277,696
Mitsubishi Electric Corp.	147,400	3,518,884
Mitsubishi Estate Co. Ltd.	3,100	66,038
Mitsubishi Heavy Industries Ltd.	11,300	285,124
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	815,477
Mitsubishi UFJ Financial Group, Inc., SP ADR	36,400	553,974
Mitsui & Co. Ltd.	10,718	246,743
Mitsui OSK Lines Ltd.	9,000	288,803
Mizuho Financial Group, Inc.	3,500	115,143
MS&AD Insurance Group Holdings, Inc.	2,700	62,807
Murata Manufacturing Co. Ltd.	2,657	42,893
Murata Manufacturing Co. Ltd. - ADR	86	696
NEC Corp.	2,500	76,127
Nexon Co. Ltd.	2,300	52,047
Nintendo Co. Ltd.	2,000	178,378
Nintendo Co. Ltd. - ADR	5,760	128,678
Nippon Building Fund Inc.	224	216,738
Nippon Paint Holdings Co. Ltd.	6,200	44,863
Nippon Sanso Holdings Corp.	82,500	2,990,444
Nippon Steel Corp.	8,000	168,504
Nippon Yusen KK	1,500	54,071
Nisshin Seifun Group, Inc.	2,700	32,830
Nitori Holdings Co. Ltd.	700	64,599
Nomura Research Institute Ltd.	66,800	2,622,185
NTT Data Group Corp.	3,100	82,552
NTT, Inc.	1,200	1,269
NTT, Inc. - ADR	984	25,978
Obic Co. Ltd.	1,300	45,967
Oriental Land Co., Ltd.	4,465	106,304
Otsuka Holdings Co. Ltd.	1,000	52,472

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Japan — 12.4% (Continued)
Pan Pacific International Holdings Corp.	1,500	$54,104
Rakus Co. Ltd.	31,700	562,612
Rakuten Group, Inc. (a)	7,200	44,319
Recruit Holdings Co. Ltd.	5,092	291,381
Resona Holdings, Inc.	154,200	1,546,540
Sansan, Inc. (a)	21,400	277,182
SBI Holdings, Inc.	2,600	122,163
SCREEN Holdings Co. Ltd.	700	52,914
Secom Co. Ltd.	3,500	129,222
Sekisui House Ltd.	4,000	90,017
Seven & i Holdings Co. Ltd. - ADR	2,700	34,911
Shin-Etsu Chemical Co. Ltd.	3,270	99,596
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	104,615
Shionogi & Co. Ltd.	2,600	44,974
Shizuoka Financial Group, Inc.	3,900	51,767
SoftBank Corp.	28,000	43,313
SoftBank Group Corp.	2,700	289,937
Sompo Holdings, Inc.	1,800	57,527
Sony Group Corp. - ADR	24,030	661,306
Sony Group Corp.	114,200	3,121,216
Sugi Holdings Co. Ltd.	99,300	2,509,613
Sumitomo Corp.	4,000	112,022
Sumitomo Electric Industries, Ltd.	3,200	89,629
Sumitomo Heavy Industries Ltd.	2,000	44,204
Sumitomo Metal Mining Co. Ltd.	2,000	54,120
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	929,536
Sumitomo Mitsui Financial Group, Inc.	188,500	5,133,910
Sumitomo Mitsui Trust Group, Inc.	1,600	45,534
Sumitomo Realty & Development Co. Ltd.	1,300	53,404
Suzuken Co Ltd.	50,600	2,001,206
Suzuki Motor Corp.	221,200	2,927,086
T&D Holdings, Inc.	5,200	134,627
Taisei Corp.	1,800	121,860
Takeda Pharmaceutical Co. Ltd.	5,200	156,534
TDK Corp.	8,800	113,637
Terumo Corp.	2,624	47,051
THK Co. Ltd.	34,200	919,848
Toho Co. Ltd./Tokyo	1,100	69,826
Tokio Marine Holdings, Inc.	5,500	235,884
Tokyo Electron Ltd.	9,900	1,348,243
Tokyo Electron Ltd. - ADR	1,572	107,226
Tokyo Gas Co. Ltd.	1,500	57,307
Toyo Suisan Kaisha Ltd.	29,800	2,049,812
Toyo Tire Corp.	56,300	1,430,351
Toyota Industries Corp.	600	66,092
Toyota Motor Corp. - ADR	2,161	420,466

	Shares	Value
Japan — 12.4% (Continued)
Toyota Motor Corp.	7,100	$137,473
Toyota Tsusho Corp.	2,700	71,862
United Urban Investment Corp.	51	61,473
USS Co. Ltd.	3,400	41,189
Yokogawa Electric Corp.	2,100	61,300
		85,445,507
Kazakhstan — 0.2%
Kaspi.KZ JSC - ADR	11,825	1,111,077

Luxembourg — 0.3%
Eurofins Scientific SE (a)	725	55,053
Millicom International Cellular SA	43,437	2,098,442
Reinet Investments SCA	1,940	58,887
		2,212,382
Mexico — 1.0%
America Movil SAB de CV - ADR	101,853	2,036,042
Arca Continental SAB de CV	46,100	471,040
Coca-Cola Femsa SA De CV, SP ADR	36,525	3,104,260
Corp. Inmobiliaria Vesta SAB de CV	84,900	233,532
Fomento Economico Mexicano SAB de CV - ADR	948	82,135
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	94,472
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	153,409
Grupo Financiero Banorte SAB de CV	90,900	827,984
Grupo Financiero Banorte SAB de CV, SP ADR	1,349	61,622
Wal-Mart de Mexico SAB de CV - ADR	388	11,594
		7,076,090
Netherlands — 4.9%
Adyen NV (a)(b)	1,391	2,335,737
Aegon Ltd.	14,288	112,280
Argenx SE - ADR (a)	238	169,504
ASM International NV	4,318	2,073,385
ASML Holding NV	4,337	3,220,639
ASML Holding NV	1,368	1,015,904
BE Semiconductor Industries NV	395	53,206
Euronext NV (b)	20,335	3,356,914
Ferrovial SE	3,123	170,811
Heineken Holding NV	2,322	164,880
Heineken NV	76,909	6,238,115
IMCD NV	12,168	1,366,420
ING Groep NV	7,103	169,585
JDE Peet’s NV	2,304	84,376
Koninklijke Ahold Delhaize NV	118,207	4,736,912

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Netherlands — 4.9% (Continued)
Koninklijke Ahold Delhaize NV - ADR	4,031	$161,442
NN Group NV	3,039	209,182
Prosus NV	49,998	3,092,851
Stellantis NV	5,160	49,404
Wolters Kluwer	37,493	4,723,153
Wolters Kluwer NV - ADR	667	83,895
		33,588,595
New Zealand — 0.1%
Auckland International Airport Ltd.	13,450	59,908
Contact Energy Ltd.	8,409	44,800
Fisher & Paykel Healthcare Corp. Ltd.	6,554	141,515
Infratil Ltd.	7,199	48,208
Meridian Energy Ltd.	15,956	53,720
Xero Ltd. (a)	449	47,878
		396,029
Norway — 0.9%
Aker BP ASA	3,025	76,526
DNB Bank ASA	143,485	3,780,568
Equinor ASA - ADR	2,925	71,984
Kongsberg Gruppen ASA	1,685	50,325
Norsk Hydro ASA	317,764	2,059,678
		6,039,081
Panama — 0.1%
Copa Holdings SA - Class A	7,377	865,617

Peru — 0.2%
Credicorp Ltd.	5,697	1,465,268

Philippines — 0.0%(c)
PLDT, Inc. - ADR	10,931	223,867

Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	68,511	1,140,250

Portugal — 0.0%(c)
Galp Energia SGPS SA	3,396	66,011
Jeronimo Martins SGPS SA	2,146	53,087
		119,098
Russia — 0.0%(c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	17,190	0
		20
Saudi Arabia — 0.1%
Etihad Etisalat Co.	7,556	128,864
Saudi National Bank	37,682	349,250
		478,114

	Shares	Value
Singapore — 0.9%
Ascendas Real Estate Investment Trust	23,000	$48,753
BOC Aviation Ltd. (b)	6,200	55,650
CapitaLand Investment Ltd./Singapore	23,000	49,435
CapitaLand Mall Trust	25,715	45,692
DBS Group Holdings Ltd. - ADR	2,449	385,326
DBS Group Holdings Ltd.	85,610	3,369,857
Jardine Cycle & Carriage Ltd.	4,000	88,112
JOYY, Inc. - ADR	2,046	110,607
Keppel Ltd.	9,600	65,424
Oversea-Chinese Banking Corp. Ltd.	9,000	117,355
Sea Ltd. - ADR (a)	2,556	476,796
Sembcorp Industries, Ltd.	9,400	44,445
Singapore Airlines Ltd.	19,800	101,520
Singapore Exchange Ltd.	6,000	77,458
Singapore Technologies Engineering Ltd.	8,400	50,271
Singapore Telecommunications Ltd.	60,600	203,663
Trip.com Group Ltd. - ADR	10,469	772,089
United Overseas Bank Ltd.	6,000	164,320
Wilmar International Ltd.	16,500	37,921
		6,264,694
South Africa — 0.7%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	41,986
Bid Corp. Ltd.	1,987	51,957
Bidvest Group Ltd.	2,568	34,487
Capitec Bank Holdings Ltd.	4,715	953,729
FirstRand Ltd.	25,812	108,798
Gold Fields, Ltd. - ADR	4,549	152,300
Impala Platinum Holdings, Ltd. (a)	54,669	496,073
MTN Group Ltd.	102,994	874,931
Naspers Ltd. - ADR	4,780	314,524
Naspers Ltd.	3,734	1,231,926
Nedbank Group Ltd. - ADR	2,666	34,765
Sanlam Ltd. - ADR	5,156	54,138
Sasol Ltd. (a)	12,990	87,610
Standard Bank Group Ltd.	9,099	128,014
Valterra Platinum Ltd.	340	15,441
		4,580,679
South Korea — 5.0%
Doosan Enerbility Co. Ltd. (a)	15,314	673,434
Hana Financial Group, Inc.	2,351	138,595
Hanwha Aerospace Co. Ltd.	1,061	672,856
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,726	2,543,003
Hyundai Mobis Co. Ltd.	4,609	1,052,515
Hyundai Motor Co.	1,095	172,384

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
South Korea — 5.0% (Continued)
IsuPetasys Co. Ltd.	2,590	$124,074
KB Financial Group, Inc. - ADR	6,431	505,862
KB Financial Group, Inc.	23,518	1,836,880
Korea Electric Power Corp.	32,246	845,495
KT Corp.	63,052	2,452,464
KT Corp., SP ADR	82,343	1,667,446
KT&G Corp.	6,881	665,556
LG Chem Ltd.	462	91,762
LIG Nex1 Co. Ltd.	2,948	1,036,104
Macquarie Korea Infrastructure Fund	35,316	295,797
NAVER Corp.	28,498	4,380,821
POSCO Holdings, Inc. - ADR	3,580	184,692
Samsung Biologics Co. Ltd. (a)(b)	652	467,897
Samsung Electronics Co. Ltd.	171,594	8,572,801
Samsung Fire & Marine Insurance Co. Ltd.	7,189	2,288,046
Shinhan Financial Group Co. Ltd. - ADR	9,162	432,721
SK Hynix, Inc.	9,563	1,822,109
SK Telecom Co. Ltd. - ADR	3	65
SK, Inc.	7,527	1,116,232
Woori Financial Group, Inc. - ADR	4,696	252,504
		34,292,115
Spain — 1.5%
Acciona SA	369	73,140
Aena SME SA (b)	2,010	58,259
Amadeus IT Group SA - ADR	1,437	120,550
Banco Bilbao Vizcaya Argentaria SA	273,377	4,975,214
Banco Bilbao Vizcaya Argentaria, SP ADR	7,661	138,894
Banco Santander SA	364,019	3,476,414
CaixaBank SA	65,952	658,537
Cellnex Telecom SA (b)	1,427	50,797
EDP Renovaveis SA	5,230	61,427
Grifols SA,ADR - ADR	6,482	64,625
Iberdrola SA	11,895	224,233
Iberdrola SA - ADR	1,618	121,949
Industria de Diseno Textil SA	3,811	188,490
Repsol SA	7,844	128,612
Telefonica SA	9,725	52,139
		10,393,280
Sweden — 0.3%
Alfa Laval AB	1,251	56,953
Alleima AB	657	4,856
Assa Abloy AB, Class B - Class B	2,940	103,884
Atlas Copco AB - ADR	6,624	105,719
Atlas Copco AB - Class A	6,804	108,626
Boliden AB (a)	2,900	99,957
Electrolux AB - Class B (a)	972	5,775

	Shares	Value
Sweden — 0.3% (Continued)
Epiroc AB (a)	4,564	$95,377
Essity AB - Class B	5,178	139,997
Evolution AB - ADR	595	51,515
H & M Hennes & Mauritz AB - Class B	6,863	100,857
Hexagon AB - Class B	4,953	55,195
L E Lundbergforetagen AB - Class B	2,728	138,081
Nibe Industrier AB - Class B (a)	12,181	50,045
Saab AB	1,300	73,464
Sandvik AB	2,323	58,749
Securitas AB - Class B	3,516	53,806
Spotify Technology SA (a)	506	345,031
Svenska Cellulosa AB SCA - Class B	4,527	61,589
Swedish Orphan Biovitrum AB (a)	1,614	49,026
Tele2 AB - Class B	3,689	64,971
Telefonaktiebolaget LM Ericsson - Class B	5,013	39,687
Volvo AB - Class B	3,636	111,872
		1,975,032
Switzerland — 3.0%
ABB Ltd.	4,533	304,215
ABB Ltd., SP ADR	879	58,981
Accelleron Industries AG	226	19,448
Alcon AG	1,673	133,522
Baloise Holding AG	522	135,378
Banque Cantonale Vaudoise (a)	429	49,868
Barry Callebaut AG	47	63,649
BKW AG	258	53,708
Chocoladefabriken Lindt & Spruengli AG	12	183,006
Cie Financiere Richemont SA - ADR	12,160	212,557
Coca-Cola HBC AG	11,680	590,828
EMS-Chemie Holding AG	143	109,738
Galderma Group AG	334	58,496
Geberit AG	202	148,120
Givaudan SA	27	113,713
Givaudan SA - ADR	600	50,640
LafargeHolcim Ltd.	2,013	168,727
Logitech International SA	444	45,972
Lonza Group AG	182	129,163
Lonza Group AG - ADR	370	26,211
Nestle SA	826	77,917
Nestle SA - ADR	9,402	884,916
Novartis AG - ADR	6,575	832,066
Novartis AG	28,061	3,551,739
Partners Group Holding AG	95	130,464
Roche Holding AG - ADR	18,600	758,322
Roche Holdings AG	13,460	4,389,015
Sandoz Group AG	58,902	3,696,074

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2025

	Shares	Value
Switzerland — 3.0% (Continued)
Sandoz Group AG - ADR	1,166	$73,330
Schindler Holding AG	651	232,824
SGS SA	1,024	104,459
Sika AG	409	94,911
Sonova Holding AG	143	41,654
STMicroelectronics NV	2,229	60,161
Swiss Life Holding AG	53	57,275
Swiss Prime Site AG	402	55,911
Swiss Re AG	829	150,251
Swisscom AG	284	205,325
Swissquote Group Holding SA	2,929	1,920,747
UBS Group AG	13,717	555,668
Zurich Insurance Group AG - ADR	7,180	262,285
Zurich Insurance Group AG	270	197,304
		20,988,558
Taiwan — 5.3%
Accton Technology Corp.	21,000	691,370
Acter Group Corp. Ltd.	3,819	110,741
Advanced Energy Solution Holding Co. Ltd.	5,000	220,808
ASE Technology Holding Co. Ltd. - ADR	6,033	59,787
ASPEED Technology, Inc.	3,000	487,634
Asustek Computer, Inc.	2,000	41,145
Cathay Financial Holding Co. Ltd.	51,000	102,127
Chailease Holding Co. Ltd.	13,260	50,323
Chunghwa Telecom Co. Ltd.	102,000	442,097
Chunghwa Telecom Co. Ltd. - ADR	4,171	181,480
CTBC Financial Holding Co. Ltd.	1,012,000	1,357,416
Delta Electronics, Inc.	78,000	1,796,946
Formosa Plastic Corp.	43,000	54,606
Fubon Financial Holding Co. Ltd.	37,000	101,093
Hon Hai Precision Industry Co. Ltd.	215,353	1,421,750
King Slide Works Co. Ltd.	3,189	312,604
MediaTek, Inc.	10,000	444,360
Mega Financial Holding Co. Ltd.	56,000	73,217
Quanta Computer, Inc.	14,000	119,216
Taiwan Semiconductor Manufacturing Co. Ltd.	443,725	16,618,128
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	45,071	10,405,542
Unimicron Technology Corp.	18,000	84,003
Uni-President Enterprises Corp.	31,000	78,261
United Microelectronics Corp. - ADR	36,418	239,630
Wistron Corp.	14,000	51,348
Wiwynn Corp.	12,000	1,151,733
		36,697,365

	Shares	Value
Turkey — 0.0%(c)
Turkcell Iletisim Hizmetleri AS - ADR	15,019	$88,312

United Arab Emirates — 0.5%
Abu Dhabi Community Bank.	152,085	626,616
Aldar Properties PJSC	438,207	1,146,179
Dubai Electricity & Water Authority PJSC	728,813	545,546
Emaar Properties PJSC	247,856	971,666
		3,290,007
United Kingdom — 16.4%
3i Group PLC	3,463	188,141
Admiral Group PLC	62,926	3,083,601
Anglo American PLC	1	31
ARM Holdings PLC - ADR (a)	4,200	580,902
Ashtead Group PLC	67,928	5,004,833
Associated British Foods PLC	1,593	46,554
AstraZeneca PLC - ADR	11,310	903,669
AstraZeneca PLC	52,639	8,391,459
Auto Trader Group PLC (b)	55,933	607,402
Babcock International Group PLC	303,881	4,171,979
BAE Systems PLC	416,750	9,877,383
BAE Systems PLC - ADR	2,426	228,626
Barclays PLC	126,063	614,264
Beazley PLC	185,538	1,964,159
BP PLC - ADR	1	35
British American Tobacco PLC - ADR	8,945	508,881
BT Group PLC	20,707	60,626
Bunzl PLC	143,458	4,848,451
Coca-Cola Europacific Partners PLC	1,477	131,246
Compass Group PLC - ADR	7,353	249,928
Compass Group PLC	184,843	6,282,427
Diageo PLC - ADR	2,508	280,470
Diageo PLC	136,032	3,772,711
Diploma PLC	44,908	3,278,343
Endeavour Mining PLC	74,573	2,592,828
GSK PLC - ADR	5,851	232,109
Haleon PLC - ADR	8,472	83,026
Halma PLC	1,292	57,439
Hikma Pharmaceuticals PLC	134,304	3,244,524
HSBC Holdings PLC - ADR	9,910	638,898
IMI PLC	85,292	2,620,986
Imperial Brands PLC - ADR	4,457	188,486
Informa PLC	170,129	2,004,044
InterContinental Hotels Group PLC	1,515	183,908
Intertek Group PLC	1,279	81,124
J Sainsbury PLC	13,361	54,066
Legal & General Group PLC	36,815	123,217
Lloyds Banking Group PLC - ADR	29,724	128,408

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (ConCLUDED)

as of August 31, 2025

	Shares	Value
United Kingdom — 16.4% (Continued)
London Stock Exchange Group PLC	27,631	$3,424,413
London Stock Exchange Group PLC - ADR	2,464	77,394
M&G PLC	12,144	43,501
National Grid PLC - ADR	2,605	183,835
National Grid PLC	5,579	78,363
NatWest Group PLC	474,294	3,273,661
Next PLC	952	153,842
Nomad Foods Ltd.	182,431	2,834,978
Pearson PLC - ADR	15,198	221,435
Reckitt Benckiser Group PLC - ADR	14,975	225,374
RELX PLC	132,012	6,166,265
Rentokil Initial PLC	7,414	36,657
Rightmove PLC	104,129	1,044,946
Rio Tinto PLC - ADR	2,114	132,590
Rolls-Royce Holdings PLC	23,167	334,078
Segro PLC	2,361	20,036
Severn Trent PLC	1,491	52,084
Shell PLC	153,263	5,643,076
Shell PLC - ADR	88,143	6,512,005
Smith & Nephew PLC	2,921	54,788
SSE PLC - ADR	5,415	127,794
Standard Chartered PLC	3,181	59,605
Tesco PLC	24,237	138,541
Unilever PLC - ADR	12,031	760,359
Weir Group PLC	287,772	9,584,004
Whitbread PLC	1,412	60,114
Wise PLC - Class A (a)	310,183	4,418,875
		112,971,797
United States — 1.2%
Amrize Ltd. (a)	2,013	105,009
BeOne Medicines Ltd. - ADR (a)	2,834	867,346
Brookfield Asset Management Ltd.	1,009	60,701
CRH PLC	20,409	2,301,085
Ferguson Enterprises, Inc.	14,703	3,398,598
Legend Biotech Corp. - ADR (a)	1,396	48,483
RB Global, Inc.	1,064	121,871
Southern Copper Corp.	14,502	1,393,498
		8,296,591
Uruguay — 0.2%
MercadoLibre, Inc. (a)	439	1,085,608
TOTAL COMMON STOCKS (Cost $487,358,697)		658,100,020

	Shares	Value
PREFERRED STOCKS — 0.0%(c)
Germany — 0.0%(c)
Porsche Auto SE, 0.00%	1,320	$56,243
TOTAL PREFERRED STOCKS (Cost $51,091)		56,243

TOTAL INVESTMENTS — 95.7% (Cost $487,409,788)		658,156,263
Other Assets in Excess of Liabilities — 4.3%		29,835,534
TOTAL NET ASSETS — 100.0%		$687,991,797

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

JSC - Public Joint Stock Company

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $10,162,752 or 1.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Altair Advisers, LLC, acting as Valuation Designee (as defined below). These securities represented $20 or 0.0% of net assets as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

August 31, 2025

ASSETS
Investments, at value (cost $487,409,788)	$658,156,263
Cash and cash equivalent	30,446,462
Foreign currency, at value (Cost $2,270,752)	2,281,584
Receivables for:
Investments sold	2,574,537
Dividends	1,746,615
Prepaid expenses and other assets	2,530
Total assets	695,207,991

LIABILITIES
Payables for:
Investments purchased	5,093,206
Capital shares redeemed	1,485,461
Sub-advisory fees	281,207
Other accrued expenses and liabilities	356,320
Total liabilities	7,216,194
Net assets	$687,991,797

NET ASSETS CONSIST OF:
Par value	$51,385
Paid-in capital	519,132,191
Total distributable earnings/(loss)	168,808,221
Net assets	$687,991,797

CAPITAL SHARES:
Net Assets	$687,991,797
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	51,385,206
Net asset value, offering and redemption price per share	$13.39

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE Year ENDED August 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $1,595,473)	$14,158,242
Interest income	1,629,318
Total investment income	15,787,560

EXPENSES
Sub-advisory fees	2,956,816
Custodian fees	335,210
Administration and accounting services fees	277,316
Investment management fees	172,102
Officer fees	75,604
Transfer agent fees	66,940
Director fees	65,836
Legal fees	44,089
Audit fees and tax services	32,320
Registration and filing fees	27,859
Printing and shareholder reporting fees	7,278
Other expenses	41,870
Total expenses	4,103,240
Net investment income/(loss)	11,684,320

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net Realized Gain (Loss) on:
Investments	19,976,065
Foreign Currency Transactions	(478,162)
Net Realized Gain (Loss)	19,497,903
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	51,626,493
Foreign Currency Transactions	2,377
Net Change in Unrealized Appreciation (Depreciation)	51,628,870
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,811,093

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$11,684,320	$9,874,965
Net realized gain/(loss) from investments	19,497,903	6,079,737
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	51,628,870	75,354,811
Net increase/(decrease) in net assets resulting from operations	82,811,093	91,309,513

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(9,827,963)	(10,001,068)
Net decrease in net assets from dividends and distributions to shareholders	(9,827,963)	(10,001,068)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,428,337	78,989,579
Reinvestment of distributions	8,355,699	8,459,172
Shares redeemed	(48,209,671)	(38,919,822)
Net increase/(decrease) in net assets resulting from capital share transactions	33,574,365	48,528,929
Total increase/(decrease) in net assets	106,557,495	129,837,374

NET ASSETS:
Beginning of period	581,434,302	451,596,928
End of period	$687,991,797	$581,434,302

SHARE TRANSACTIONS:
Shares sold	6,228,229	7,264,867
Shares reinvested	731,672	826,091
Shares redeemed	(3,935,918)	(3,648,054)
Net increase/(decrease) in shares	3,023,983	4,442,904

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$12.02	$10.28	$9.29	$11.97	$9.93
Net investment income/(loss)(1)	0.23	0.21	0.21	0.16	0.12
Net realized and unrealized gain/(loss) from investments	1.34	1.76	0.89	(2.69)	2.00
Net increase/(decrease) in net assets resulting from operations	1.57	1.97	1.10	(2.53)	2.12
Dividends and distributions to shareholders from:
Net Investment Income	(0.20)	(0.23)	(0.11)	(0.15)	(0.08)
Total dividends and distributions to shareholders	(0.20)	(0.23)	(0.11)	(0.15)	(0.08)
Net asset value, end of period	$13.39	$12.02	$10.28	$9.29	$11.97
Total investment return/(loss)(2)	13.32%	19.53%	11.89%	(21.38)%	21.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$687,992	$581,434	$451,597	$355,666	$382,824
Ratio of expenses to average net assets	0.67%	0.69%	0.70%	0.73%	0.75%
Ratio of net investment income/(loss) to average net assets	1.90%	1.97%	2.16%	1.48%	1.08%
Portfolio turnover rate	64%	59%	78%	52%	48%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Altair Advisers, LLC (“Altair” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$147,183,190	$510,916,810	$20	$658,100,020
Preferred Stocks	—	56,243	—	56,243
Total Investments	$147,183,190	$510,973,053	$20	$658,156,263

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (“Sub-Adviser”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $172,102. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2025

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$414,369,868	$369,621,121

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$496,392,824	$183,619,098	$(19,574,077)	$164,045,021

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2025

Permanent differences as of August 31, 2025, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$11,065,063	$—	$(6,333,301)	$164,045,021	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2025	$9,827,963	$—	$9,827,963
2024	$10,001,068	$—	$10,001,068

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Fund had short-term capital loss carryforwards of $6,333,301 and long-term carryforwards of $0. During the fiscal year, the Fund utilized $19,806,969 of carryforward capital losses.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

22

AQUARIUS INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Aquarius International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquarius International Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 30, 2025

We have served as the auditor of one or more investment companies advised by Altair Advisers, LLC since 2015.

23

AQUARIUS INTERNATIONAL FUND

SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the following dividends and distributions were paid by the Fund:

Ordinary Income	Long-Term Gains
$9,827,963	$—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Aquarius International Fund	99.05%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Aquarius International Fund	0%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Aquarius International Fund	0%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. The Fund passed through foreign tax credits of $1,553,532 and earned $15,637,681 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

24

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agrement”) between Altair and the Company on behalf of the Fund, and (2) the renewal of the sub-advisory agreements (together, the “Sub-Advisory Agrements”) among Altair, the Company and each of Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. (collectively, the “Sub-Advisers”) with respect to the Fund, at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and each Sub-Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Altair with respect to the Fund, and the Sub-Advisory Agreements among the Company, Altair and each Sub-Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable and Altair’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the MSCI ACWI ex USA Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month, one-year, and five-year periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for its Peer Group. The Directors noted that both the Fund’s net advisory fee and total net expenses were below the median and in the 1st quintile (least expensive) of its Peer Group. The Directors considered that the Fund does not pay a contractual management fee to Altair, but instead

25

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited) (CONCLUDED)

reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.03% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the Sub-Advisory Agreement.

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and each Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

26

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

August 31, 2025

Boston Partners Investment Funds

of The RBB Fund, Inc.

Annual Financial Statements

Fund	Institutional	Investor
Boston Partners All-Cap Value Fund	BPAIX	BPAVX
Boston Partners Emerging Markets Dynamic Equity Fund	BELSX	–
Boston Partners Global Equity Fund	BPGIX	–
Boston Partners Global Sustainability Fund	BPGSX	–
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX
Boston Partners Long/Short Research Fund	BPIRX	BPRRX
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX
WPG Partners Select Small Cap Value Fund	WPGSX	–
WPG Partners Small Cap Value Diversified Fund	WPGTX	–

The funds are part of The RBB Fund, Inc. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BOSTON PARTNERS INVESTMENT FUNDS

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	47
Statements of Operations	52
Statements of Changes in Net Assets	55
Financial Highlights	61
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	89
Shareholder Tax Information	90
Other Information	92

BOSTON PARTNERS ALL-CAP VALUE FUND

Schedule of Investments

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Communication Services — 4.8%
Alphabet, Inc. - Class A	118,779	$25,289,237
Interpublic Group of Cos., Inc.	150,283	4,033,596
Match Group, Inc.	147,075	5,491,780
Omnicom Group, Inc. (a)	51,629	4,044,100
Take-Two Interactive Software, Inc. (b)	28,298	6,601,074
Walt Disney Co.	137,520	16,279,618
		61,739,405
Consumer Discretionary — 5.7%
AutoZone, Inc. (b)	2,596	10,899,384
Booking Holdings, Inc.	4,278	23,952,736
LKQ Corp.	141,493	4,615,502
NVR, Inc. (b)	2,458	19,953,184
TopBuild Corp. (b)	12,240	5,150,102
Wyndham Hotels & Resorts, Inc. (a)	106,614	9,233,838
		73,804,746
Consumer Staples — 5.3%
Coca-Cola Europacific Partners PLC	46,633	4,143,808
J M Smucker Co.	55,066	6,085,344
Kenvue, Inc.	295,281	6,115,270
Keurig Dr Pepper, Inc.	366,871	10,672,277
Philip Morris International, Inc.	166,586	27,841,518
Sysco Corp.	167,508	13,479,369
		68,337,586
Energy — 3.4%
BP PLC - ADR	91,855	3,236,052
Canadian Natural Resources Ltd.	175,434	5,552,486
Chord Energy Corp.	46,712	5,133,182
ConocoPhillips	45,591	4,512,141
Exxon Mobil Corp.	47,479	5,426,375
Halliburton Co.	187,494	4,261,739
Phillips 66	32,989	4,406,670
Schlumberger Ltd.	171,377	6,313,529
Shell PLC - ADR	65,232	4,819,340
		43,661,514
Financials — 28.6%(c)
Allstate Corp.	39,198	7,974,833
American International Group, Inc.	247,922	20,161,017
Aon PLC - Class A	28,361	10,408,487
Bank of America Corp.	620,484	31,483,358
Capital One Financial Corp.	55,782	12,674,786
Chubb Ltd.	67,529	18,575,202
Citigroup, Inc.	185,347	17,898,960
Corpay, Inc. (b)	73,730	24,011,649
Credit Acceptance Corp. (a)(b)	4,632	2,384,229
Fidelity National Information Services, Inc.	94,583	6,602,839
First American Financial Corp.	234,286	15,462,876
Global Payments, Inc.	85,122	7,560,536
Goldman Sachs Group, Inc.	30,718	22,892,590
JPMorgan Chase & Co.	116,514	35,119,650
Loews Corp.	170,634	16,517,371
LPL Financial Holdings, Inc.	36,880	13,442,022
Markel Group, Inc. (b)	9,712	19,026,391
Renaissance Holdings Ltd. (a)	56,030	13,614,730
Financials — 28.6%(c) (continued)
Shift4 Payments, Inc. - Class A (a)(b)	77,835	$7,038,619
Travelers Cos., Inc.	44,161	11,990,153
Visa, Inc. - Class A (a)	58,813	20,689,237
Wells Fargo & Co.	179,336	14,737,833
WEX, Inc. (b)	26,341	4,513,530
White Mountains Insurance Group Ltd.	6,855	12,545,884
		367,326,782
Health Care — 14.6%
AbbVie, Inc.	118,233	24,876,223
Amgen, Inc.	45,005	12,948,389
Cencora, Inc.	50,717	14,789,584
Cigna Group	29,971	9,017,375
Elevance Health, Inc.	19,291	6,147,077
Johnson & Johnson	145,723	25,817,744
McKesson Corp.	20,031	13,754,086
Medtronic PLC	253,883	23,562,881
Merck & Co., Inc.	88,422	7,438,059
Novo Nordisk AS - ADR (a)	156,590	8,841,071
Sanofi SA - ADR	462,616	22,890,240
UnitedHealth Group, Inc.	29,545	9,155,109
Zimmer Biomet Holdings, Inc.	78,224	8,299,566
		187,537,404
Industrials — 13.2%
Acuity, Inc.	35,016	11,431,673
Allegion PLC (a)	86,566	14,698,907
Allison Transmission Holdings, Inc.	109,235	9,537,308
AMETEK, Inc.	36,210	6,691,608
CH Robinson Worldwide, Inc.	61,237	7,881,202
EnerSys	28,907	2,967,304
Equifax, Inc.	24,126	5,942,234
Expeditors International of Washington, Inc.	120,970	14,581,724
Huron Consulting Group, Inc. (b)	64,170	8,788,723
Landstar System, Inc.	44,339	5,867,380
Masco Corp.	71,845	5,272,705
Middleby Corp. (b)	47,450	6,493,532
Resideo Technologies, Inc. (b)	178,186	6,067,233
Robert Half, Inc.	91,101	3,399,889
Science Applications International Corp. (a)	83,984	9,884,917
Sensata Technologies Holding PLC	186,128	6,056,605
SS&C Technologies Holdings, Inc.	212,692	18,857,273
Textron, Inc.	85,270	6,835,243
Uber Technologies, Inc. (b)	98,007	9,188,156
Westinghouse Air Brake Technologies Corp.	50,479	9,767,686
		170,211,302
Information Technology — 20.0%
Accenture PLC - Class A	41,121	10,690,226
Analog Devices, Inc.	57,650	14,488,022
Applied Materials, Inc.	53,419	8,587,638
Arrow Electronics, Inc. (b)	125,338	15,833,950
CDW Corp.	46,067	7,589,999
Check Point Software Technologies Ltd. (b)	118,652	22,916,447

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Information Technology — 20.0% (continued)
Cisco Systems, Inc.	297,990	$20,588,129
Cognizant Technology Solutions Corp. - Class A	214,286	15,482,164
Flex Ltd. (b)	325,497	17,453,149
Gen Digital, Inc.	104,899	3,167,950
Hewlett Packard Enterprise Co.	183,888	4,150,352
Jabil, Inc.	81,817	16,758,576
KLA Corp.	10,244	8,932,768
Lam Research Corp.	78,180	7,829,727
Microchip Technology, Inc.	200,550	13,035,750
Micron Technology, Inc.	62,012	7,380,048
Nice Ltd. - ADR (a)(b)	61,360	8,673,236
Oracle Corp.	102,082	23,083,803
QUALCOMM, Inc.	50,096	8,051,930
TD SYNNEX Corp. (a)	64,856	9,603,228
TE Connectivity PLC	30,072	6,209,868
Zebra Technologies Corp. - Class A (b)	22,303	7,072,058
		257,579,018
Materials — 2.9%
Corteva, Inc.	114,140	8,468,047
CRH PLC	250,351	28,277,145
		36,745,192
TOTAL COMMON STOCKS (Cost $672,917,348)		1,266,942,949

	UNITS
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	88,613,292	88,613,292
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $88,613,292)		88,613,292

TOTAL INVESTMENTS — 105.4% (Cost $761,530,640)		1,355,556,241
Liabilities in Excess of Other Assets — (5.4)%		(69,441,311)
TOTAL NET ASSETS — 100.0%		$1,286,114,930

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $86,571,889.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,266,942,949	$—	$—	$1,266,942,949
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	88,613,292
Total Investments	$1,266,942,949	$—	$—	$1,355,556,241

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 64.1%
Brazil — 7.2%
Embraer SA	52,400	$735,669
Hypera SA	59,000	265,518
Itau Unibanco Holding SA - ADR (a)	50,439	360,134
Localiza Rent a Car SA	19,700	131,022
Rede D’Or Sao Luiz SA (b)	103,600	751,895
Sendas Distribuidora SA	205,900	398,748
Suzano SA	92,600	897,333
TIM SA	238,600	1,002,922
		4,543,241
Chile — 0.4%
Cencosud SA	17,636	55,888
Sociedad Quimica y Minera de Chile SA - ADR (a)(c)	4,640	211,167
		267,055
China — 11.5%
China Jushi Co. Ltd. - Class A (a)	199,400	436,610
Contemporary Amperex Technology Co. Ltd. - Class A (a)	8,600	368,934
Hangzhou Chang Chuan Technology Co. Ltd. - Class A (a)	21,900	183,274
Hongfa Technology Co. Ltd. - Class A (a)	20,160	73,963
Muyuan Foods Co., Ltd. - Class A (a)	234,200	1,806,221
Qinghai Salt Lake Industry Co. Ltd. - Class A (a)(c)	227,000	646,016
Quectel Wireless Solutions Co. Ltd. - Class A (a)	23,700	365,174
Sunwoda Electronic Co. Ltd. - Class A (a)	127,700	439,341
Tencent Holdings Ltd. - ADR - ADR (a)	7,442	577,425
Tongwei Co. Ltd. - Class A (a)(c)	61,900	191,194
Wens Foodstuff Group Co. Ltd. - Class A (a)	81,000	206,680
WuXi AppTec Co. Ltd. - Class A (a)	53,600	775,175
Yifeng Pharmacy Chain Co. Ltd. - Class A (a)	36,300	120,866
Yunnan Baiyao Group Co. Ltd. - Class A (a)	6,900	55,717
Yunnan Yuntianhua Co. Ltd. - Class A (a)	179,600	684,900
Zhejiang Jingxin Pharmaceutical Co. Ltd. - Class A (a)	101,600	268,742
		7,200,232
Cyprus — 0.0%(d)
Fix Price Group PLC - GDR (c)(e)	21,704	0

Greece — 0.2%
Hellenic Telecommunications Organization SA	3,404	63,319
OPAP SA	3,933	88,266
		151,585
India — 7.8%
Bharti Airtel Ltd.	33,785	724,171
Chambal Fertilisers and Chemicals Ltd.	28,541	174,797
HDFC Bank Ltd. - ADR	18,475	1,314,681
India — 7.8% (continued)
Indus Towers Ltd. (c)	65,186	$250,442
Reliance Industries Ltd.	79,088	1,218,005
Reliance Industries Ltd. - GDR (b)	8,833	543,538
Steel Authority of India Ltd.	197,820	266,601
UPL Ltd.	41,528	337,186
UPL Ltd. (c)	10,899	63,721
		4,893,142
Israel — 0.2%
ICL Group Ltd. (a)	20,223	130,236

Luxembourg — 4.1%
Millicom International Cellular SA (a)	34,931	1,687,517
Zabka Group SA (c)	148,545	888,999
		2,576,516
Mexico — 7.4%
America Movil SAB de CV	1,176,600	1,175,056
Cemex SAB de CV - ADR (a)	105,524	959,213
Fibra Uno Administracion SAB de CV	220,400	310,682
Genomma Lab Internacional SAB de CV - Class B	94,600	113,128
Grupo Comercial Chedraui SAB de CV	10,100	81,332
Grupo Financiero Banorte SAB de CV	139,300	1,268,847
Kimberly-Clark de Mexico SAB de CV - Class A	171,600	323,074
Prologis Property Mexico SAB de CV	81,500	300,071
Vista Energy SAB de CV - ADR (a)(c)	2,308	89,966
		4,621,369
Peru — 3.1%
Credicorp Ltd. (a)	7,429	1,910,739

Portugal — 0.1%
Jeronimo Martins SGPS SA	2,424	59,964

Saudi Arabia — 1.5%
Al Rajhi Bank	18,003	451,740
Riyad Bank	35,589	245,838
SABIC Agri-Nutrients Co.	8,059	260,486
		958,064
Singapore — 0.3%
Singapore Airlines Ltd.	34,900	178,942

South Africa — 0.9%
MTN Group Ltd.	38,918	330,607
Vodacom Group Ltd.	32,022	258,082
		588,689
South Korea — 5.3%
Hyundai Rotem Co. Ltd.	888	122,498
KB Financial Group, Inc. - ADR (a)	4,334	340,912
KT Corp. - ADR (a)	42,650	863,663
Samsung Electro-Mechanics Co., Ltd.	3,228	370,324
Samsung Electronics Co., Ltd.	27,079	1,352,861
Samsung Fire & Marine Insurance Co. Ltd.	927	295,037
		3,345,295

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Taiwan — 4.9%
Globalwafers Co. Ltd.	33,000	$399,163
Nan Ya Plastics Corp.	213,000	299,815
Nanya Technology Corp. (c)	84,000	128,241
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	3,103	716,390
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	262,160
Tripod Technology Corp.	112,000	1,171,239
WT Microelectronics Co. Ltd.	17,000	67,983
		3,044,991
Thailand — 1.2%
Com7 PCL - NVDR	157,900	124,507
CP ALL PCL - NVDR	100,200	136,309
Indorama Ventures PCL - NVDR	698,600	467,515
		728,331
United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC	256,654	1,057,458
Abu Dhabi Islamic Bank PJSC	290,667	1,687,818
Emaar Properties PJSC	148,696	582,930
		3,328,206
United Kingdom — 2.1%
Anglogold Ashanti PLC	10,150	571,197
Hikma Pharmaceuticals PLC	1,810	43,726
Pepco Group NV	120,935	711,795
		1,326,718
United States — 0.6%
Monolithic Power Systems, Inc. (a)	307	256,578
Mosaic Co. (a)	4,175	139,445
		396,023
TOTAL COMMON STOCKS (Cost $34,085,304)		40,249,338

PREFERRED STOCKS — 2.9%
Brazil — 0.8%
Itau Unibanco Holding SA, 0.00%	75,800	538,248

South Korea — 2.1%
Samsung Electronics Co., Ltd., 0.00%	32,484	1,318,913
TOTAL PREFERRED STOCKS (Cost $1,517,368)		1,857,161

MONEY MARKET FUNDS — 15.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 4.15%(a)(f)	2,409,878	$2,409,878
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 4.12%(a)(f)	2,409,877	2,409,877
Fidelity Treasury Portfolio - Class I, 4.16%(a)(f)	2,359,878	2,359,878
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 4.11%(a)(f)	2,409,878	2,409,878
MSILF Treasury Securities Portfolio - Institutional Class, 4.10%(a)(f)	50,000	50,000
TOTAL MONEY MARKET FUNDS (Cost $9,639,511)		9,639,511

TOTAL INVESTMENTS — 82.4% (Cost $45,242,183)		51,746,010
Other Assets in Excess of Liabilities — 17.6%		11,047,500
TOTAL NET ASSETS — 100.0%		$62,793,510

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)

All or a portion of security has been pledged as collateral for securities sold short and contracts for difference. The fair value of assets committed as collateral as of August 31, 2025 is $17,648,671.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,295,433 or 2.1% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (0.3)%
Taiwan — (0.3)%
Hon Hai Precision Industry Co. Ltd. - GDR	(14,065)	$(186,432)
TOTAL COMMON STOCKS (Proceeds $153,023)		(186,432)
TOTAL SECURITIES SOLD SHORT — (0.3)% (Proceeds $153,023)		$(186,432)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Futures contracts held by the Fund at August 31, 2025, are as follows:

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Asian Paints Ltd.	(9)	09/30/2025	$64,644	$(110)
Dabur India Ltd.	(9)	09/30/2025	66,838	(675)
Hindustan Unilever Ltd.	(7)	09/30/2025	63,693	(630)
Phoenix Mills Ltd.	(99)	09/30/2025	593,530	30,547
Varun Beverages Ltd.	(88)	09/30/2025	500,673	29,926
Net Unrealized Appreciation (Depreciation)				$59,058

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Contracts For Difference held by the Fund at August 31, 2025, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
AAC Technologies Holdings, Inc.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	08/01/2027	HKD	930,520	$37,160
Alibaba Group Holding Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/04/2027	HKD	1,342,120	(38,722)
BYD Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/20/2027	HKD	2,459,600	22,982
Cathay Pacific Airways Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/23/2028	HKD	1,477,980	1,401
Coca-Cola Femsa SAB de CV	Goldman Sachs	Receive	EFFR + 0.51%	Termination	08/08/2027		178,904	(2,707)
Coway Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	09/15/2027		722,823	238,319
DBS Group Holdings Ltd.	Goldman Sachs	Receive	SORA + 1.00%	Termination	12/10/2025	SGD	5	1
DBS Group Holdings Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	10/24/2027	SGD	1,414,560	28,388
Detsky Mir PJSC^	Goldman Sachs	Receive	EFFR + 0.85%	Monthly	09/18/2025		0	(158,287)
Eva Airways Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/13/2027		162,672	13,521
Formosa Plastics Corp.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	05/17/2028		258,652	4,936
Galaxy Entertainment Group Ltd.	UBS AG	Receive	HIBOR + 0.33%	Termination	08/16/2028	HKD	4,961,000	10,555
Geely Automobile Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/01/2027	HKD	8,195,640	19,091
Genomma Lab Internacional SAB de CV	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/08/2027		137,045	25,116
Goldwind Science & Technology Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/11/2027	HKD	3,134,650	173,175
Hana Financial Group, Inc.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/17/2027		1,084,076	(25,499)
HeadHunter Group PLC^	Morgan Stanley	Receive	EFFR + 0.55%	Monthly	09/23/2026		0	(116,107)
Hypera SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/11/2027		170,112	40,507
Hyundai Mobis Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/06/2027		821,766	75,293
ICL Group Ltd.	Goldman Sachs	Receive	TELBOR + 0.70%	Termination	08/27/2027	ILS	694,270	47,895
J&T Global Express Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/20/2027	HKD	10,110,880	494,894
JD Logistics, Inc.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	10/27/2027	HKD	2,311,966	(18,725)
JD.com, Inc.	UBS AG	Receive	HIBOR + 0.33%	Termination	03/15/2028	HKD	1,066,090	(49,791)
Korea Electric Power Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/27/2027		379,933	85,976
Korean Air Lines Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	07/31/2027		337,377	(19,506)
KT Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	08/11/2027		565,730	54,389
KT Corp.	Morgan Stanley	Receive	EFFR + 0.55%	Termination	09/22/2027		597,719	142,335
Lenovo Group Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	03/15/2028	HKD	2,127,360	(15,352)
Millicom International Cellular SA	Goldman Sachs	Receive	EFFR + 0.51%	Termination	01/02/2031		257,492	104,208
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	09/18/2027	SGD	147,312	5,661
Pharmaron Beijing Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/25/2027	HKD	3,103,650	127,647
Rede D’Or Sao Luiz SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	06/16/2027		284,784	80,944
Samsung Electronics Co. Ltd.	UBS AG	Receive	OBFR + 0.33%	Termination	03/09/2028		203,940	50,231

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Sberbank of Russia PJSC^	Goldman Sachs	Receive	EFFR + 0.96%	Monthly	09/18/2025		$0	$(1,057)
Silergy Corp.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	08/04/2027		80,734	(7,491)
STO Express Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	02/27/2028		195,024	70,551
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	10/16/2027		3,301,330	315,166
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/25/2027	HKD	1,968,450	2,113
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/23/2028	HKD	28,393,400	33,813
Tongcheng Travel Holdings Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	12/04/2027	HKD	5,748,280	86,093
WH Group Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/01/2027	HKD	9,903,750	363,630
WuXi AppTec Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/24/2028	HKD	18,806,970	145,824
								2,448,571

Acer, Inc.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	08/16/2028		(169,164)	15,579
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	07/27/2028		(241,662)	10,682
Acer, Inc.	Morgan Stanley	Pay	EFFR + (3.75)%	Termination	07/13/2028		(235,863)	8,227
Adient PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(68,746)	(20,301)
ADNOC Logistics & Services	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	12/11/2027		(126,712)	(15,904)
Airports of Thailand PCL	Goldman Sachs	Pay	EFFR + (1.75)%	Termination	08/18/2027		(584,535)	137,157
AKR Corporindo Tbk PT	Bank of America	Pay	EFFR + (3.00)%	Termination	02/24/2027		(9,602)	938
AKR Corporindo Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (8.75)%	Termination	03/12/2028		(7,247)	(560)
AKR Corporindo Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	08/14/2027		(7,356)	1,265
Al Hammadi Co. for Development and Investment	J.P. Morgan Securities, Inc.	Pay	OBFR + (10.65)%	Termination	08/25/2027		(179,543)	28,222
Alsea SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/15/2027		(248,262)	(63,680)
Amorepacific Corp.	Goldman Sachs	Pay	EFFR + (7.00)%	Termination	12/10/2025		(264,180)	18,951
Amorepacific Corp.	Morgan Stanley	Pay	EFFR + (7.00)%	Termination	08/16/2028		(298,533)	11,373
Arabian Contracting Services Co.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.35)%	Termination	11/12/2027		(9)	7
AURAS Technology Co. Ltd.	HSBC Bank	Pay	SOFR + (19.00)%	Termination	03/05/2028		(89,632)	(16,099)
Axis Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	11/13/2027		(436,709)	23,854
Bangkok Airways PCL	J.P. Morgan Securities, Inc.	Pay	OBFR + 0.00%	Termination	09/06/2028		(127,959)	0
Bangkok Airways PCL	Morgan Stanley	Pay	EFFR + (12.75)%	Termination	01/30/2028		(298,421)	46,152
Bank Negara Indonesia Persero Tbk PT	Bank of America	Pay	EFFR + (4.00)%	Termination	02/09/2028		(114,932)	(13,569)
Bank Negara Indonesia Persero Tbk PT	HSBC Bank	Pay	SOFR + (3.50)%	Termination	03/15/2028		(120,696)	(8,343)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Bank Negara Indonesia Persero Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	02/02/2028		$(278,896)	$1,121
Bank Negara Indonesia Persero Tbk PT	UBS AG	Pay	OBFR + (3.50)%	Termination	02/23/2028		(174,456)	2,005
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	Pay	EFFR + (10.41)%	Termination	02/23/2028		(575,917)	(61,040)
Becle SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.83)%	Termination	03/05/2028		(631,833)	(144,065)
Bid Corp. Ltd.	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/29/2028	ZAR	(2,430,840)	(5,668)
Bid Corp. Ltd.	J.P. Morgan Securities, Inc.	Pay	South Africa Rand Overnight Deposit Rate + (0.55)%	Termination	07/23/2028	ZAR	(1,136,545)	(1,893)
Bid Corp. Ltd.	Morgan Stanley	Pay	South Africa Rand Overnight Deposit Rate + (1.05)%	Termination	08/08/2027	ZAR	(10,058,697)	(18,356)
Bora Pharmaceuticals Co. Ltd.	Goldman Sachs	Pay	EFFR + (3.75)%	Termination	07/25/2027		(57,053)	(16,039)
Bora Pharmaceuticals Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.61)%	Termination	03/29/2028		(256,797)	(25,380)
Budweiser Brewing Co. APAC Ltd.	Goldman Sachs	Pay	HONIA + (0.75)%	Termination	02/24/2027	HKD	(4,079,040)	(14,239)
Budweiser Brewing Co. APAC Ltd.	Morgan Stanley	Pay	HONIA + (1.50)%	Termination	05/12/2027	HKD	(1,269,240)	(12,110)
Bumrungrad Hospital PCL	Bank of America	Pay	EFFR + (3.20)%	Termination	07/13/2028		(120,883)	(29,360)
Bumrungrad Hospital PCL	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.50)%	Termination	01/30/2028		(169,785)	(34,455)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (3.68)%	Termination	04/16/2026		(76,176)	(20,947)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (3.68)%	Termination	04/16/2026		(578,970)	(24,375)
China Coal Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/30/2026	HKD	(1,806,860)	(111,712)
China Motor Corp.	Goldman Sachs	Pay	EFFR + (4.25)%	Termination	09/15/2027		(269,883)	18,817
China Shenhua Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/30/2026	HKD	(2,581,120)	(116,244)
China Shenhua Energy Co. Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	03/12/2028	HKD	(1,639,360)	(41,498)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	09/06/2028		(126,632)	0
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.56)%	Termination	11/15/2026		(501,995)	48,310
Corp. Inmobiliaria Vesta SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	08/11/2027		(429,656)	(27,811)
COSCO SHIPPING Energy Transportation Co. Ltd.	Goldman Sachs	Pay	HONIA + (7.00)%	Termination	12/08/2027	HKD	(1,045,500)	(25,996)
COSCO SHIPPING Energy Transportation Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (6.50)%	Termination	04/04/2027	HKD	(1,686,740)	14,629

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
COSCO SHIPPING Energy Transportation Co. Ltd.	Morgan Stanley	Pay	HONIA + (5.88)%	Termination	09/15/2027	HKD	(1,296,420)	$(4,130)
CSPC Innovation Pharmaceutical Co. Ltd.	Bank of America	Pay	EFFR + (25.00)%	Termination	09/22/2027		(102,528)	(73,466)
CSPC Innovation Pharmaceutical Co. Ltd.	Morgan Stanley	Pay	EFFR + (14.16)%	Termination	05/15/2027		(199,817)	(97,546)
Dr Reddy’s Laboratories Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/01/2027		(836,124)	(25,527)
Dr Sulaiman Al Habib Medical Services Group Co.	Goldman Sachs	Pay	EFFR + (2.50)%	Termination	07/30/2028		(289,673)	16,027
Dr Sulaiman Al Habib Medical Services Group Co.	J.P. Morgan Securities, Inc.	Pay	OBFR + (6.38)%	Termination	07/15/2028		(274,707)	28,045
E Ink Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (1.87)%	Termination	11/27/2027		(129,050)	(20,025)
EcoPro BM Co. Ltd.	Goldman Sachs	Pay	EFFR + (11.50)%	Termination	05/06/2026		(147,245)	143,958
EcoPro Co. Ltd.	Goldman Sachs	Pay	EFFR + (4.50)%	Termination	11/11/2026		(46,587)	66,524
Elan Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	02/24/2027		(449,549)	39,846
Elan Microelectronics Corp.	UBS AG	Pay	OBFR + (0.30)%	Termination	07/12/2028		(230,638)	14,992
Espressif Systems Shanghai Co. Ltd.	Morgan Stanley	Pay	EFFR + (9.15)%	Termination	03/29/2028		(125,445)	(34,072)
Faraday Technology Corp.	Goldman Sachs	Pay	EFFR + (6.00)%	Termination	12/10/2025		(186,068)	23,445
Faraday Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.75)%	Termination	07/27/2028		(108,540)	18,567
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (6.38)%	Termination	12/12/2025		(80,929)	32,543
Fortune Electric Co. Ltd.	HSBC Bank	Pay	SOFR + (12.25)%	Termination	03/29/2028		(93,126)	(31,969)
Gamuda Bhd	HSBC Bank	Pay	SOFR + (8.00)%	Termination	05/08/2027		(67,074)	(23,099)
Gigabyte Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (5.38)%	Termination	03/08/2028		(181,226)	(32,279)
Global Unichip Corp.	Goldman Sachs	Pay	EFFR + (4.75)%	Termination	11/15/2026		(87,015)	(6,629)
Global Unichip Corp.	HSBC Bank	Pay	SOFR + (5.25)%	Termination	07/27/2028		(130,522)	(11,609)
Global Unichip Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.50)%	Termination	05/12/2027		(43,507)	(5,397)
Grupo Aeroportuario del Sureste SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/25/2027		(383,035)	(83,278)
Grupo Aeroportuario del Sureste SAB de CV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	03/23/2028		(213,340)	(38,228)
Guanghui Energy Co. Ltd.	Bank of America	Pay	EFFR + (25.00)%	Termination	09/16/2026		(39,679)	(38,415)
Guanghui Energy Co. Ltd.	Goldman Sachs	Pay	EFFR + (19.25)%	Termination	09/13/2026		(26,527)	(5,111)
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Morgan Stanley	Pay	EFFR + (8.15)%	Termination	07/12/2028		(346,253)	(46,560)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
HD Hyundai Electric Co. Ltd.	Morgan Stanley	Pay	EFFR + (2.75)%	Termination	04/12/2028		$(121,154)	$(59,075)
Hyundai Motor Co.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	04/16/2026		(1,424)	(108)
Hyundai Motor Co.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/10/2025		(166,474)	(37,382)
Indosat Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.75)%	Termination	04/12/2028		(166,941)	(52,606)
Indosat Tbk PT	UBS AG	Pay	OBFR + (4.75)%	Termination	02/23/2028		(190,007)	(25,809)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (1.53)%	Termination	03/22/2028		(496,947)	23,337
Inter & Co., Inc.	Bank of America	Pay	EFFR + (0.98)%	Termination	04/19/2028		(465,449)	(94,863)
Inter & Co., Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/15/2027		(255,303)	(126,323)
Inventec Corp.	HSBC Bank	Pay	SOFR + (3.75)%	Termination	07/13/2028		(453,640)	26,920
Inventec Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + 0.00%	Termination	09/06/2028		(127,853)	0
iQIYI, Inc.	Morgan Stanley	Pay	EFFR + (0.93)%	Termination	12/08/2027		(696,298)	(214,458)
Jiumaojiu International Holdings Ltd.	Morgan Stanley	Pay	HONIA + (16.50)%	Termination	08/01/2027	HKD	(407,290)	(1,385)
JUMBO SA	Morgan Stanley	Pay	EONIA + (12.75)%	Termination	08/18/2027	EUR	(131,582)	(47,484)
Kakao Games Corp.	Goldman Sachs	Pay	EFFR + (4.50)%	Termination	10/21/2026		(184,393)	88,174
Kia Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/10/2025		(124,198)	(42,658)
Kinik Co.	Bank of America	Pay	EFFR + (6.35)%	Termination	04/02/2028		(68,500)	(25,352)
Kinik Co.	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.25)%	Termination	08/16/2028		(205,499)	(19,205)
Krafton, Inc.	Bank of America	Pay	EFFR + (1.00)%	Termination	07/26/2028		(376,439)	31,076
Krafton, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	07/30/2028		(301,293)	7,996
Kum Yang Co. Ltd.	Goldman Sachs	Pay	EFFR + (10.50)%	Termination	11/11/2026		(11,994)	79,885
Land & Houses PCL	Morgan Stanley	Pay	EFFR + (14.63)%	Termination	08/28/2027		(328,975)	(9,376)
Lattice Semiconductor Corp.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	07/09/2028		(231,202)	(48,269)
Leejam Sports Co. JSC	J.P. Morgan Securities, Inc.	Pay	OBFR + (12.00)%	Termination	11/12/2027		(195,351)	(9,495)
LG Energy Solution Ltd.	Goldman Sachs	Pay	EFFR + (9.00)%	Termination	10/21/2026		(90,896)	18,173
LG H&H Co. Ltd.	Goldman Sachs	Pay	EFFR + (4.00)%	Termination	12/10/2025		(158,564)	208,731
LG H&H Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (1.72)%	Termination	07/12/2028		(253,362)	8,878
LG H&H Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.63)%	Termination	07/13/2028		(41,448)	4,221
Lotes Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.75)%	Termination	08/16/2028		(95,193)	596
Lotes Co. Ltd.	Morgan Stanley	Pay	EFFR + (3.38)%	Termination	02/13/2028		(95,193)	(3,274)
Lotus Pharmaceutical Co. Ltd.	Goldman Sachs	Pay	EFFR + (4.25)%	Termination	08/25/2027		(613,994)	108,096
LPP SA	Bank of America	Pay	EFFR + (0.40)%	Termination	07/12/2028		(435,546)	(66,079)
LPP SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	07/20/2028		(142,026)	(18,938)
Lumi Rental Co.	J.P. Morgan Securities, Inc.	Pay	OBFR + (8.76)%	Termination	01/28/2028		(316,962)	29,692
Lumi Rental Co.	Morgan Stanley	Pay	EFFR + (7.50)%	Termination	02/04/2028		(52,721)	11,908
MakeMyTrip Ltd.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	03/19/2028		(130,548)	(4,444)
MakeMyTrip Ltd.	UBS AG	Pay	OBFR + (0.30)%	Termination	03/15/2028		(499,280)	(59,262)
MediaTek, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/11/2027		(672,239)	(14,210)
Middle East Healthcare Co.	Goldman Sachs	Pay	EFFR + (1.50)%	Termination	03/15/2028		(514,568)	11,642
Middle East Healthcare Co.	J.P. Morgan Securities, Inc.	Pay	OBFR + (8.00)%	Termination	10/13/2027		(59,493)	12,570
MISC Bhd	HSBC Bank	Pay	SOFR + (11.00)%	Termination	12/04/2025		(91,323)	1,874

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
MISC Bhd	HSBC Bank	Pay	SOFR + (11.00)%	Termination	12/15/2027		$(59,009)	$(6,609)
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.18)%	Termination	04/07/2027		(120,405)	13,854
Mitra Adiperkasa Tbk PT	Morgan Stanley	Pay	EFFR + (6.50)%	Termination	02/25/2027		(113,193)	2,456
Mr Price Group Ltd.	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/01/2028	ZAR	(12,093,466)	97,595
Mr Price Group Ltd.	J.P. Morgan Securities, Inc.	Pay	South Africa Rand Overnight Deposit Rate + (0.55)%	Termination	07/23/2028	ZAR	(1,094,144)	1,194
Murata Manufacturing Co. Ltd.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	12/11/2027	JPY	(20,185,600)	(18,730)
NAURA Technology Group Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.35)%	Termination	02/16/2028		(204,979)	(43,819)
Nova Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	04/19/2028		(116,923)	(32,798)
NU Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	12/15/2027		(68,406)	(17,851)
Onto Innovation, Inc.	UBS AG	Pay	OBFR + (0.30)%	Termination	03/01/2028		(132,394)	42,604
Ozon Holdings PLC^	Goldman Sachs	Pay	EFFR + (0.25)%	Monthly	09/18/2025		0	314,151
Pegatron Corp.	Goldman Sachs	Pay	EFFR + (0.20)%	Termination	11/27/2027		(121,710)	23,700
Pegatron Corp.	HSBC Bank	Pay	SOFR + (0.50)%	Termination	03/29/2028		(456,985)	76,144
Pegavision Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (11.00)%	Termination	08/11/2027		(62,513)	(959)
Pegavision Corp.	Morgan Stanley	Pay	EFFR + (9.13)%	Termination	09/15/2027		(177,121)	13,298
PharmaEssentia Corp.	HSBC Bank	Pay	SOFR + (2.50)%	Termination	08/16/2028		(113,692)	7,398
PharmaEssentia Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.63)%	Termination	12/01/2027		(259,867)	40,622
Pingdingshan Tianan Coal Mining Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.75)%	Termination	10/18/2026		(50,959)	(8,394)
Pingdingshan Tianan Coal Mining Co. Ltd.	Morgan Stanley	Pay	EFFR + (5.95)%	Termination	08/02/2026		(53,127)	(13,342)
POSCO Future M Co. Ltd.	Bank of America	Pay	EFFR + (15.00)%	Termination	11/11/2026		(93,302)	79,198
POSCO Future M Co. Ltd.	Goldman Sachs	Pay	EFFR + (9.00)%	Termination	10/21/2026		(58,441)	77,483
Quanta Computer, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	09/06/2028		(130,782)	0
Quanta Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.79)%	Termination	11/27/2027		(489,458)	(18,235)
Raia Drogasil SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.70)%	Termination	05/24/2028		(119,753)	(25,776)
Realtek Semiconductor Corp.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/07/2027		(52,405)	(2,744)
Realtek Semiconductor Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/16/2028		(401,773)	9,914
Richter Gedeon Nyrt	J.P. Morgan Securities, Inc.	Pay	BUBOR + (1.50)%	Termination	07/20/2028	HUF	(63,797,240)	(1,580)
Richter Gedeon Nyrt	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	07/30/2028	HUF	(31,641,870)	396
Richter Gedeon Nyrt	UBS AG	Pay	BUBOR + (0.55)%	Termination	07/13/2028	HUF	(106,849,080)	984
SATS Ltd.	Morgan Stanley	Pay	SORA + (0.55)%	Termination	03/12/2028	SGD	(83,412)	(4,213)
Shanxi Coking Coal Energy Group Co., Ltd.	Goldman Sachs	Pay	EFFR + (22.75)%	Termination	09/13/2026		(221,913)	(7,592)
Shanxi Coking Coal Energy Group Co., Ltd.	Morgan Stanley	Pay	EFFR + (12.65)%	Termination	09/16/2026		(58,101)	134

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Shenzhen Inovance Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.75)%	Termination	09/01/2027		$(33,640)	$(16,623)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (9.15)%	Termination	11/12/2026		(56,803)	(13,228)
Sinbon Electronics Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.00)%	Termination	07/20/2028		(205,793)	(7,400)
Sinbon Electronics Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (1.75)%	Termination	07/13/2028		(373,477)	(10,939)
Singapore Technologies Engineering Ltd.	Morgan Stanley	Pay	SORA + (0.55)%	Termination	12/15/2027	SGD	(79,872)	(26,585)
Sinotruk Hong Kong Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	12/04/2027	HKD	(2,336,040)	(8,352)
SM Entertainment Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.25)%	Termination	08/03/2028		(278,049)	(31,414)
Sonoscape Medical Corp.	Morgan Stanley	Pay	EFFR + (8.35)%	Termination	12/04/2025		(206,532)	(37,943)
State Bank of India	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	10/31/2027		(117,706)	(14,429)
Sumber Alfaria Trijaya Tbk PT	HSBC Bank	Pay	SOFR + (3.50)%	Termination	03/17/2027		(152,292)	31,812
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.60)%	Termination	02/24/2027		(404,992)	49,485
Sunway Bhd	Morgan Stanley	Pay	EFFR + (13.75)%	Termination	02/16/2028		(2,213)	(2,212)
Sunway Bhd	Morgan Stanley	Pay	EFFR + (13.75)%	Termination	01/02/2031		(60,321)	(8,263)
Techtronic Industries Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.44)%	Termination	07/06/2028	HKD	(4,819,200)	(87,498)
Telkom Indonesia Persero Tbk PT	HSBC Bank	Pay	SOFR + (3.00)%	Termination	03/05/2028		(213,045)	(60,845)
Tong Yang Industry Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.84)%	Termination	08/11/2027		(444,921)	(3,560)
Tong Yang Industry Co. Ltd.	Morgan Stanley	Pay	EFFR + (3.13)%	Termination	07/20/2028		(116,211)	3,804
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	03/17/2027		(75,103)	46,148
Unilever Indonesia Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	05/19/2027		(24,907)	13,202
Unilever Indonesia Tbk PT	UBS AG	Pay	OBFR + (2.25)%	Termination	03/15/2028		(278,402)	(83,244)
United Electronics Co.	Goldman Sachs	Pay	EFFR + (7.55)%	Termination	08/14/2027		(705,969)	(46,233)
United International Transportation Co.	Goldman Sachs	Pay	EFFR + (5.00)%	Termination	11/11/2026		(561,426)	46,133
United International Transportation Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/19/2026		(120,807)	3,345
Vanguard International Semiconductor Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (13.25)%	Termination	11/27/2027		(62,857)	(11,943)
VAT Group AG	HSBC Bank	Pay	SARON + (0.40)%	Termination	07/06/2028	CHF	(219,315)	62,801
VK IPJSC^	Morgan Stanley	Pay	EFFR + (6.50)%	Monthly	09/23/2026		0	140,169
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/04/2025		(782,424)	29,296
WEG SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	03/22/2028		(233,942)	19,244
Wizz Air Holdings PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	08/14/2027	GBP	(33,583)	(1,081)
Wizz Air Holdings PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	07/26/2028	GBP	(89,248)	(27,042)
WNC Corp. /Taiwan	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	07/30/2028		(66,471)	(2,873)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
WNC Corp. /Taiwan	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	07/20/2028		$(195,260)	$(11,420)
WNC Corp. /Taiwan	Morgan Stanley	Pay	EFFR + (2.75)%	Termination	07/12/2028		(369,748)	(1,213)
Woolworths Holdings Ltd.	Goldman Sachs	Pay	South Africa Rand Overnight Deposit Rate + (0.80)%	Termination	08/18/2027	ZAR	(10,941,265)	75,720
Woolworths Holdings Ltd./South Africa	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/29/2028	ZAR	(2,167,456)	7,312
Yankuang Energy Group Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (1.50)%	Termination	04/15/2026	HKD	(1,294,150)	(44,063)
Yankuang Energy Group Co. Ltd.	Morgan Stanley	Pay	HONIA + (1.25)%	Termination	12/08/2027	HKD	(3,221,800)	(51,495)
Yulon Motor Co. Ltd.	Morgan Stanley	Pay	EFFR + (3.75)%	Termination	12/12/2025		(224,197)	41,956
Yum China Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	02/09/2028		(418,132)	14,670
								(408,352)
Net Unrealized Appreciation (Depreciation)								2,040,219

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2025.

Notional Amount is in USD unless otherwise indicated.

^

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $178,869 or 0.28% of net assets as of August 31, 2025.

BUBOR - National Bank of Hungary Budapest Interbank Offered Rate Overnight Index was 6.50% as of August 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of August 31, 2025.

HIBOR - Hong Kong Inter-Bank Offered Rate was 3.25% as of August 31, 2025.

HONIA - Hong Kong Overnight Index Average was 3.25% as of August 31, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of August 31, 2025.

SARON - Swiss Average Rate Overnight was (0.05)% as of August 31, 2025.

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.

SONIA - Sterling Overnight Index Average was 3.97% as of August 31, 2025.

SORA - Singapore Overnight Rate Average was 1.04% as of August 31, 2025.

South Africa Rand Overnight Deposit Rate was 6.88% as of August 31, 2025.

TELBOR - Tel Aviv Interbank Offer Rate was 4.51% as of August 31, 2025.

TONA - Tokyo Overnight Average Rate was 0.48% as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$17,690,652	$22,558,686	$0	$40,249,338
Preferred Stocks	538,248	1,318,913	—	1,857,161
Money Market Funds	9,639,511	—	—	9,639,511
Total Investments	$27,868,411	$23,877,599	$0	$51,746,010

Other Financial Instruments:
Contracts for Difference*	$—	$5,278,722	$454,320	$5,733,042
Futures Contracts*	60,473	—	—	60,473
Total Other Financial Instruments	$60,473	$5,278,722	$454,320	$5,793,515

Liabilities:
Investments:
Common Stocks	$(186,432)	$—	$—	$(186,432)
Total Investments	$(186,432)	$—	$—	$(186,432)

Other Financial Instruments:
Contracts for Difference*	$—	$(3,417,372)	$(275,451)	$(3,692,823)
Futures Contracts*	(1,415)	—	—	(1,415)
Total Other Financial Instruments	$(1,415)	$(3,417,372)	$(275,451)	$(3,694,238)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 96.4%
Bermuda — 2.3%
Everest Group Ltd.	4,973	$1,700,169
Hiscox Ltd.	162,634	2,867,311
RenaissanceRe Holdings Ltd. (a)	7,975	1,937,845
		6,505,325
Canada — 0.4%
Cenovus Energy, Inc.	58,253	968,798

Denmark — 1.1%
Danske Bank AS	71,162	2,928,901

Finland — 1.4%
Nordea Bank Abp	260,419	3,981,312

France — 13.7%
Airbus Group SE	12,347	2,581,388
Alten SA	9,850	760,597
BNP Paribas SA	15,656	1,406,930
Bureau Veritas SA	96,456	2,909,762
Capgemini SE	21,462	3,052,542
Cie de Saint-Gobain SA	39,576	4,272,614
Cie Generale des Etablissements Michelin SCA	69,051	2,500,595
Eiffage SA	12,941	1,628,575
Elis SA	52,327	1,433,887
Eurazeo SE	18,061	1,181,921
Ipsen SA	11,655	1,584,582
Rexel SA	131,108	4,244,794
Sanofi SA	16,267	1,613,889
SPIE SA	69,449	3,849,260
TotalEnergies SE	47,343	2,972,257
Vallourec SACA	116,369	2,089,153
		38,082,746
Germany — 2.5%
Deutsche Telekom AG	93,156	3,409,061
Siemens AG	12,922	3,582,065
		6,991,126
Ireland — 3.3%
AIB Group PLC	388,894	3,159,730
Kerry Group PLC - Class A	31,962	2,926,572
Ryanair Holdings PLC - ADR	45,884	2,912,257
		8,998,559
Italy — 2.2%
Enel SpA	303,331	2,799,197
Italgas SpA	167,833	1,508,584
Saipem SpA	617,818	1,736,080
		6,043,861
Japan — 7.1%
Asahi Group Holdings Ltd.	99,400	1,249,133
Fuji Electric Co., Ltd.	40,700	2,562,940
IHI Corp.	10,500	1,091,182
Japan Post Insurance Co. Ltd.	18,900	529,180
Kyocera Corp.	190,700	2,536,251
Mitsubishi Chemical Group Corp.	302,700	1,720,036
Mitsubishi UFJ Financial Group, Inc.	105,800	1,610,177
Renesas Electronics Corp.	206,800	2,413,905
Japan — 7.1% (continued)
Sugi Holdings Co., Ltd.	89,300	$2,256,883
Sumitomo Mitsui Financial Group, Inc.	81,900	2,230,595
Toyo Suisan Kaisha Ltd.	23,000	1,582,070
		19,782,352
Netherlands — 2.8%
Heineken NV	24,927	2,021,838
ING Groep NV	161,541	3,856,806
Koninklijke Ahold NV	45,791	1,834,984
		7,713,628
Singapore — 0.6%
United Overseas Bank Ltd.	57,900	1,585,688

South Korea — 1.7%
KB Financial Group, Inc.	15,884	1,240,624
KT Corp.	57,613	2,240,909
Samsung Fire & Marine Insurance Co. Ltd.	4,208	1,339,282
		4,820,815
Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	221,820	4,036,923
Bankinter SA	190,529	2,843,500
Grifols SA	155,259	2,197,447
		9,077,870
Sweden — 0.6%
Loomis AB	39,538	1,753,006

Switzerland — 2.7%
Aptiv PLC (b)	21,633	1,720,473
Glencore PLC	484,828	1,915,348
Sandoz Group AG	61,860	3,881,687
		7,517,508
United Kingdom — 15.6%
AstraZeneca PLC	28,088	4,477,655
Barratt Redrow PLC	338,692	1,646,582
Beazley PLC	244,317	2,586,411
Coca-Cola Europacific Partners PLC	27,873	2,476,795
Diageo PLC	50,740	1,407,223
Hikma Pharmaceuticals PLC	84,504	2,041,452
IMI PLC	129,571	3,981,661
Informa PLC	288,643	3,400,087
Marks & Spencer Group PLC	522,735	2,441,434
NatWest Group PLC	567,302	3,915,618
Nomad Foods Ltd.	119,719	1,860,433
Shell PLC	102,551	3,775,883
SSE PLC	71,688	1,675,238
Tesco PLC	840,455	4,804,106
Weir Group PLC	80,672	2,686,713
		43,177,291
United States — 35.1%(c)
AbbVie, Inc.	8,190	1,723,176
Abercrombie & Fitch Co. - Class A (a)(b)	13,700	1,281,361
Acuity, Inc.	8,303	2,710,680
Allstate Corp., (The)	13,176	2,680,657
Amgen, Inc.	9,132	2,627,368
Applied Materials, Inc.	5,443	875,017

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
United States — 35.1%(c) (continued)
Bank of America Corp.	75,625	$3,837,213
Cencora, Inc.	5,831	1,700,378
Chubb Ltd. (a)	8,017	2,205,236
Cigna Group	3,813	1,147,217
Cisco Systems, Inc.	31,910	2,204,662
ConocoPhillips	19,730	1,952,678
Corpay, Inc. (b)	3,805	1,239,174
CRH PLC	67,147	7,570,726
Cummins, Inc.	4,976	1,982,637
Diamondback Energy, Inc.	12,554	1,867,533
DuPont de Nemours, Inc.	35,935	2,764,120
East West Bancorp, Inc.	17,869	1,878,747
FedEx Corp.	7,156	1,653,537
Fidelity National Information Services, Inc.	24,185	1,688,355
Fifth Third Bancorp	46,693	2,137,139
Flex Ltd. (b)	24,964	1,338,570
Flowserve Corp.	44,584	2,392,377
Freeport-McMoRan, Inc.	54,294	2,410,654
Gen Digital, Inc.	82,924	2,504,305
Goldman Sachs Group, Inc. (a)	5,328	3,970,692
HCA Healthcare, Inc.	4,800	1,939,008
Huntington Bancshares, Inc.	206,642	3,680,294
IQVIA Holdings, Inc. (b)	6,587	1,256,865
Jacobs Solutions, Inc.	6,504	951,080
Johnson & Johnson	9,525	1,687,544
JPMorgan Chase & Co.	12,996	3,917,254
KBR, Inc.	21,887	1,104,418
Leidos Holdings, Inc.	7,750	1,402,130
Lennar Corp. - Class A	6,409	853,294
M&T Bank Corp.	10,948	2,207,774
Marathon Petroleum Corp.	8,159	1,466,254
Micron Technology, Inc.	10,028	1,193,432
NetApp, Inc.	15,729	1,774,074
Resideo Technologies, Inc. (b)	211	7,185
Schlumberger Ltd.	54,411	2,004,501
Solventum Corp. (b)	12,530	915,818
TE Connectivity PLC	6,993	1,444,055
Tenet Healthcare Corp. (b)	11,259	2,075,371
Textron, Inc.	42,711	3,423,714
United Rentals, Inc.	2,400	2,295,216
US Foods Holding Corp. (b)	18,423	1,429,625
		97,373,115
TOTAL COMMON STOCKS (Cost $197,239,518)		267,301,901

	Units	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	6,359,884	$6,359,884
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,359,884)		6,359,884

TOTAL INVESTMENTS — 98.7% (Cost $203,599,402)		273,661,785
Other Assets in Excess of Liabilities — 1.3%		3,509,841
TOTAL NET ASSETS — 100.0%		$277,171,626

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $6,233,626.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$105,636,042	$161,665,859	$—	$267,301,901
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,359,884
Total Investments	$105,636,042	$161,665,859	$—	$273,661,785

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Bermuda — 2.6%
Hiscox Ltd.	7,259	$127,979
Lancashire Holdings Ltd.	21,907	180,915
		308,894
Denmark — 1.5%
Danske Bank AS	4,422	182,002

France — 13.6%
Airbus Group SE	737	154,085
Alten SA	1,063	82,083
BNP Paribas SA	1,432	128,687
Capgemini SE	1,142	162,427
Cie de Saint-Gobain SA	2,799	302,179
Eiffage SA	653	82,177
Eurazeo SE	1,148	75,126
Rexel SA	6,002	194,323
SPIE SA	6,562	363,703
Vallourec SACA	5,337	95,814
		1,640,604
Germany — 2.5%
Infineon Technologies AG	1,419	58,085
Rheinmetall AG	85	164,880
Siemens AG	295	81,776
		304,741
Ireland — 1.6%
AIB Group PLC	23,593	191,691

Italy — 1.0%
Italgas SpA	13,887	124,825

Japan — 8.7%
Asahi Group Holdings Ltd.	4,900	61,577
Fuji Electric Co., Ltd.	1,600	100,754
Hitachi Ltd.	2,000	53,887
IHI Corp.	900	93,530
Kyocera Corp.	5,000	66,498
Renesas Electronics Corp.	5,200	60,698
Stanley Electric Co. Ltd.	3,000	60,761
Sumitomo Mitsui Financial Group, Inc.	10,000	272,356
Suzuken Co. Ltd.	7,000	276,847
		1,046,908
Mexico — 0.5%
Coca-Cola Femsa SAB de CV - ADR	634	53,884

Netherlands — 1.0%
Koninklijke Ahold Delhaize NV	2,894	115,971

South Korea — 3.6%
Hana Financial Group, Inc.	1,891	111,477
KB Financial Group, Inc.	831	64,906
KT Corp.	4,242	164,996
Samsung Fire & Marine Insurance Co. Ltd.	288	91,662
		433,041
Spain — 1.8%
Banco Santander SA	23,066	$220,282

Switzerland — 4.3%
Aptiv PLC (a)	1,726	137,269
Novartis AG	1,297	164,164
Sandoz Group AG	3,558	223,263
		524,696
United Kingdom — 19.0%
AstraZeneca PLC	742	118,286
Babcock International Group PLC	11,842	162,579
BAE Systems PLC	3,191	75,630
Hikma Pharmaceuticals PLC	5,233	126,419
IMI PLC	6,382	196,116
Informa PLC	21,399	252,071
Marex Group PLC	1,922	67,962
Marks & Spencer Group PLC	65,141	304,241
Melrose Industries PLC	23,289	184,939
NatWest Group PLC	24,602	169,807
Nomad Foods Ltd.	15,772	245,097
Tesco PLC	32,785	187,401
Weir Group PLC	6,309	210,116
		2,300,664
United States — 36.7%(b)
AbbVie, Inc.	720	151,488
Abercrombie & Fitch Co. - Class A (a)	895	83,709
Allstate Corp.	942	191,650
Alphabet, Inc. - Class A	1,186	252,511
American Express Co.	412	136,487
Amgen, Inc.	357	102,713
Applied Materials, Inc.	464	74,593
Arrow Electronics, Inc. (a)	1,197	151,217
AutoZone, Inc. (a)	14	58,779
Bank of America Corp.	4,352	220,821
Booking Holdings, Inc.	22	123,179
Bristol-Myers Squibb Co.	1,270	59,919
Cars.com, Inc. (a)	4,668	60,917
Cencora, Inc.	709	206,752
Centene Corp. (a)	4,228	122,781
Chubb Ltd.	389	107,002
Cigna Group	204	61,378
Dell Technologies, Inc. - Class C	416	50,814
DNOW, Inc. (a)	7,598	121,568
Emerson Electric Co.	1,254	165,528
Fidelity National Information Services, Inc.	2,617	182,693
Gen Digital, Inc.	6,286	189,837
JPMorgan Chase & Co.	634	191,100
Kenvue, Inc.	7,937	164,375
Keysight Technologies, Inc. (a)	1,158	189,252
Louisiana-Pacific Corp.	971	92,352
McKesson Corp.	219	150,374
Microchip Technology, Inc.	1,447	94,055
Old Dominion Freight Line, Inc.	608	91,790
Primo Brands Corp.	2,011	50,496
Seagate Technology Holdings PLC	840	140,616
TE Connectivity PLC	584	120,596
Textron, Inc.	1,125	90,180

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
United States — 36.7%(b) (continued)
US Foods Holding Corp. (a)	2,353	$182,593
		4,434,115
TOTAL COMMON STOCKS (Cost $9,045,872)		11,882,318

TOTAL INVESTMENTS — 98.4% (Cost $9,045,872)		11,882,318
Other Assets in Excess of Liabilities — 1.6%		197,258
TOTAL NET ASSETS — 100.0%		$12,079,576

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$4,938,326	$6,943,992	$—	$11,882,318
Total Investments	$4,938,326	$6,943,992	$—	$11,882,318

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 93.9%
Communication Services — 4.0%
Alphabet, Inc. - Class A (a)	7,551	$1,607,683
DoubleDown Interactive Co. Ltd. - ADR (a)(b)(c)	40,273	388,635
EverQuote, Inc. - Class A (b)	13,967	324,733
Gravity Co. Ltd. - ADR (b)	8,165	527,051
John Wiley & Sons, Inc. - Class A	9,059	367,614
		3,215,716
Consumer Discretionary — 10.6%
Abercrombie & Fitch Co. - Class A (b)(c)	4,311	403,208
Arcos Dorados Holdings, Inc. - Class A (a)	122,949	860,643
CarParts.com, Inc. (b)	212,435	174,260
Carriage Services, Inc. (a)	17,363	760,152
Cavco Industries, Inc. (b)(c)	1,785	946,925
El Pollo Loco Holdings, Inc. (b)	24,170	256,927
Flutter Entertainment PLC (b)	2,422	743,966
Frontdoor, Inc. (b)	17,017	1,033,783
Italian Sea Group SPA (c)	36,223	209,727
JD.com, Inc. - Class A	27,286	422,801
Leon’s Furniture Ltd.	14,567	316,722
Perdoceo Education Corp. (a)	19,384	634,632
Potbelly Corp. (a)(b)	26,609	344,320
Super Group SGHC Ltd. (a)	129,323	1,504,027
		8,612,093
Consumer Staples — 4.7%
Ambev SA - ADR - ADR (c)	323,349	724,302
British American Tobacco PLC - ADR (a)	26,645	1,515,834
Coca-Cola Europacific Partners PLC	3,314	294,482
PriceSmart, Inc.	5,667	607,842
Turning Point Brands, Inc.	6,468	643,566
		3,786,026
Energy — 2.5%
Canadian Natural Resources Ltd. (a)	23,128	732,001
Coterra Energy, Inc.	14,337	350,396
Peabody Energy Corp. (a)(c)	33,427	581,630
Solaris Energy Infrastructure, Inc. (a)	12,445	393,138
		2,057,165
Financials — 22.5%
Acadian Asset Management, Inc.	23,619	1,203,860
American Integrity Insurance Group, Inc. (b)	26,154	522,818
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	53,458	969,193
Bank of America Corp. (a)	18,534	940,415
BGC Group, Inc. - Class A (a)	152,823	1,499,194
Citigroup, Inc. (a)	10,117	976,999
Crawford & Co. - Class A (a)	17,692	191,781
Fairfax Financial Holdings Ltd.	967	1,664,420
Fidelis Insurance Holdings Ltd. (a)	20,064	350,719
FinVolution Group - ADR	49,014	404,365
Fiserv, Inc. (b)	3,388	468,154
Greenlight Capital Re Ltd. - Class A (a)(b)	33,064	426,195
Hamilton Insurance Group Ltd. - Class B (b)	45,756	1,090,823
Heritage Insurance Holdings, Inc. (a)(b)	22,576	514,055
Financials — 22.5% (continued)
Intercorp Financial Services, Inc.	10,673	$423,932
Jiayin Group, Inc. - ADR	24,334	306,122
KB Financial Group, Inc. - ADR	14,036	1,104,072
Lincoln National Corp.	10,472	449,563
Merchants Bancorp	6,836	221,623
NewtekOne, Inc.	34,139	422,299
Northeast Bank	3,914	432,732
Northeast Community Bancorp, Inc.	12,304	277,455
Oppenheimer Holdings, Inc. - Class A	7,046	511,328
PayPal Holdings, Inc. (b)	7,141	501,227
Rithm Capital Corp. (a)	45,515	563,476
Shift4 Payments, Inc. - Class A (b)(c)	3,809	344,448
Stifel Financial Corp. (a)	5,616	647,469
Wells Fargo & Co. (a)	10,639	874,313
		18,303,050
Health Care — 10.2%
AstraZeneca PLC - ADR	9,207	735,639
Catalyst Pharmaceuticals, Inc. (a)(b)	52,042	1,071,545
Centene Corp. (b)	8,505	246,985
Cigna Group (a)	1,464	440,474
Harmony Biosciences Holdings, Inc. (b)	13,601	501,741
HCA Healthcare, Inc. (a)	1,224	494,447
Jazz Pharmaceuticals PLC (b)	6,721	858,608
Johnson & Johnson (a)	5,599	991,975
Lantheus Holdings, Inc. (b)	7,394	405,931
Medtronic PLC (a)	6,997	649,391
Novartis AG - ADR (c)	5,116	647,430
Sandoz Group AG - ADR	5,262	330,927
Tenet Healthcare Corp. (b)	2,441	449,949
UnitedHealth Group, Inc.	1,499	464,495
		8,289,537
Industrials — 10.6%
Barrett Business Services, Inc. (a)	18,849	919,831
Brady Corp. - Class A	4,021	313,960
Builders FirstSource, Inc. (a)(b)(c)	3,001	416,179
CACI International, Inc. - Class A (b)	856	410,640
Euroseas Ltd.	8,220	511,859
Everus Construction Group, Inc. (b)	10,134	794,911
Fiverr International Ltd. (b)(c)	22,614	532,560
Galliford Try Holdings PLC	249,946	1,446,762
Lyft, Inc. - Class A (a)(b)	24,339	394,778
NEXTracker, Inc. - Class A (b)	4,987	335,425
Quanta Services, Inc. (a)	1,181	446,371
RCM Technologies, Inc. (b)	12,636	342,815
Sterling Infrastructure, Inc. (a)(b)	4,088	1,138,631
Uber Technologies, Inc. (b)	6,725	630,469
		8,635,191
Information Technology — 20.4%
ACI Worldwide, Inc. (b)	10,013	494,142
Adeia, Inc. (a)	53,353	802,429
Axcelis Technologies, Inc. (b)(c)	3,998	320,000
Broadcom, Inc.	4,146	1,232,979
Check Point Software Technologies Ltd. (b)	1,809	349,390
Circle Internet Group, Inc. (b)(c)	1,556	205,361

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Information Technology — 20.4% (continued)
Cognizant Technology Solutions Corp. - Class A (a)	8,863	$640,352
Dell Technologies, Inc. - Class C	5,864	716,288
Hackett Group, Inc. (a)	16,324	339,866
InterDigital, Inc. (c)	4,658	1,265,625
LiveRamp Holdings, Inc. (b)	12,648	353,132
Microchip Technology, Inc.	2,783	180,895
Nice Ltd. - ADR (b)(c)	2,580	364,683
Okta, Inc. (b)	4,015	372,471
Open Text Corp.	33,781	1,117,138
Oracle Corp. (a)	2,364	534,571
Photronics, Inc. (a)(b)	36,230	821,334
QUALCOMM, Inc. (a)	1,747	280,795
Rimini Street, Inc. (a)(b)	183,109	792,862
RingCentral, Inc. - Class A (a)(b)	39,015	1,190,348
Samsung Electronics Co., Ltd.	16,366	817,642
Silicon Motion Technology Corp. - ADR	4,061	323,580
TeamViewer SE (b)(d)	102,044	1,083,015
Telefonaktiebolaget LM Ericsson - ADR (a)(c)	83,931	660,537
Twilio, Inc. - Class A (b)	12,135	1,281,577
		16,541,012
Materials — 4.1%
Almonty Industries, Inc. (b)	54,451	242,307
Ferroglobe PLC (a)	143,804	601,101
Glencore PLC - ADR (a)	41,326	324,822
Methanex Corp.	12,388	439,898
Mosaic Co.	15,933	532,162
Pan American Silver Corp.	16,681	565,820
Taseko Mines Ltd. (a)(b)	85,901	280,037
Ternium SA - ADR (a)	10,217	338,796
		3,324,943
Real Estate — 3.5%
CTO Realty Growth, Inc.	21,661	374,302
Newmark Group, Inc. - Class A (a)	83,130	1,513,797
Park Hotels & Resorts, Inc. (a)(c)	41,755	491,039
Pebblebrook Hotel Trust (a)	42,567	474,197
		2,853,335
Utilities — 0.8%
NRG Energy, Inc.	4,582	666,956
TOTAL COMMON STOCKS (Cost $51,692,628)		76,285,024

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	7,324,416	7,324,416
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,324,416)		7,324,416

MONEY MARKET FUNDS — 0.0%(f)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 4.15%(a)(e)	906	$906
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 4.12%(a)(e)	905	905
Fidelity Treasury Portfolio - Class I, 4.16%(a)(e)	905	905
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 4.11%(a)(e)	906	906
TOTAL MONEY MARKET FUNDS (Cost $3,622)		3,622

TOTAL INVESTMENTS — 102.9% (Cost $59,020,666)		83,613,062
Liabilities in Excess of Other Assets - (2.9)%		(2,383,359)
TOTAL NET ASSETS — 100.0%		$81,229,703

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2025 is $29,954,027.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $7,083,996.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,083,015 or 1.3% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (19.4)%
Communication Services — (1.2)%
Boston Omaha Corp. - Class A	(12,223)	$(163,055)
Clear Channel Outdoor Holdings, Inc.	(193,522)	(239,967)
CTC Communications Group, Inc. (a)	(98,900)	0
Grindr, Inc.	(13,230)	(206,917)
Ibotta, Inc. - Class A	(4,462)	(120,206)
Telesat Corp.	(11,795)	(244,511)
		(974,656)
Consumer Discretionary — (4.2)%
Acushnet Holdings Corp.	(3,717)	(284,908)
Brunello Cucinelli SpA	(1,633)	(188,896)
Brunswick Corp.	(4,105)	(261,037)
Cava Group, Inc.	(2,189)	(147,867)
First Watch Restaurant Group, Inc.	(16,068)	(302,721)
Five Below, Inc.	(2,189)	(317,624)
Floor & Decor Holdings, Inc. - Class A	(3,821)	(313,016)
Goodyear Tire & Rubber Co.	(19,335)	(163,961)
Groupon, Inc.	(14,117)	(368,454)
Kura Sushi USA, Inc. - Class A	(2,278)	(193,186)
Petco Health & Wellness Co., Inc.	(27,594)	(110,100)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(26,231)	(208,012)
Rivian Automotive, Inc. - Class A	(25,905)	(351,531)
Shake Shack, Inc. - Class A	(2,145)	(227,370)
		(3,438,683)
Consumer Staples — (1.9)%
Amish Naturals, Inc. (a)	(25,959)	0
Brown-Forman Corp. - Class B	(6,839)	(204,760)
Costco Wholesale Corp.	(279)	(263,186)
Hershey Co.	(1,535)	(282,056)
Mama’s Creations, Inc.	(34,272)	(273,491)
Marzetti Co.	(1,374)	(250,892)
Westrock Coffee Co.	(43,471)	(235,178)
		(1,509,563)
Energy — (0.3)%
Beard Co. (a)	(9,710)	0
Calumet, Inc.	(17,024)	(277,491)
		(277,491)
Financials — (1.1)%
Bakkt Holdings, Inc.	(17,111)	(150,063)
Commonwealth Bank of Australia	(2,560)	(284,539)
Nelnet, Inc. - Class A	(1,260)	(162,049)
Remitly Global, Inc.	(13,616)	(252,305)
		(848,956)
Health Care — (1.8)%
AirSculpt Technologies, Inc.	(31,240)	(201,498)
ARS Pharmaceuticals, Inc.	(10,924)	(126,937)
BodyTel Scientific, Inc. (a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(2,482)
Establishment Labs Holdings, Inc.	(5,919)	(244,277)
Hims & Hers Health, Inc.	(4,257)	(180,284)
PROCEPT BioRobotics Corp.	(5,311)	(213,343)
Stevanato Group SpA	(13,054)	(300,373)
Health Care — (1.8)% (continued)
TG Therapeutics, Inc.	(6,390)	$(187,419)
		(1,456,613)
Industrials — (2.7)%
Ameresco, Inc. - Class A	(6,243)	(158,760)
Applied Energetics, Inc.	(59,611)	(94,483)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
Driven Brands Holdings, Inc.	(14,133)	(260,330)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
FTAI Infrastructure, Inc.	(30,307)	(145,474)
Hertz Global Holdings, Inc.	(43,417)	(248,779)
KULR Technology Group, Inc.	(12,189)	(57,286)
Limbach Holdings, Inc.	(1,577)	(180,661)
NANO Nuclear Energy, Inc.	(5,702)	(185,543)
Redwire Corp.	(23,204)	(206,748)
Richtech Robotics, Inc. - Class B	(148,074)	(450,885)
Sky Harbour Group Corp.	(19,863)	(209,356)
Valence Technology, Inc. (a)	(27,585)	(3)
		(2,198,347)
Information Technology — (4.9)%
Amplitude, Inc. - Class A	(14,999)	(171,439)
ANTs software, Inc. (a)	(10,334)	(1)
Atomera, Inc.	(50,817)	(166,680)
BigBear.ai Holdings, Inc.	(53,028)	(268,852)
Consygen, Inc. (a)	(200)	0
D-Wave Quantum, Inc.	(32,668)	(510,274)
Entegris, Inc.	(2,700)	(226,098)
Evolv Technologies Holdings, Inc.	(58,458)	(481,694)
Interliant, Inc. (a)	(600)	0
IonQ, Inc.	(14,174)	(605,797)
Lightwave Logic, Inc.	(59,044)	(198,388)
MicroVision, Inc.	(156,541)	(180,022)
Nestor, Inc. (a)	(15,200)	(1)
NextNav, Inc.	(27,226)	(484,895)
Samsara, Inc. - Class A	(4,574)	(165,304)
SoundHound AI, Inc. - Class A	(23,581)	(307,025)
Sprout Social, Inc. - Class A	(8,093)	(127,788)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(5,974)	(109,205)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(4,003,523)
Materials — (1.3)%
PureCycle Technologies, Inc.	(30,719)	(438,974)
TMC the metals co, Inc.	(116,149)	(622,559)
		(1,061,533)
TOTAL COMMON STOCKS (Proceeds $17,994,884)		(15,769,365)

TOTAL SECURITIES SOLD SHORT — (19.4)% (Proceeds $17,994,884)		$(15,769,365)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(104) or 0.0% of net assets as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$72,305,077	$3,979,947	$—	$76,285,024
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,324,416
Money Market Funds	3,622	—	—	3,622
Total Investments	$72,308,699	$3,979,947	$—	$83,613,062

Liabilities:
Investments:
Common Stocks	$(15,295,826)	$(473,435)	$(104)	$(15,769,365)
Total Investments	$(15,295,826)	$(473,435)	$(104)	$(15,769,365)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Communication Services — 3.2%
Alphabet, Inc. - Class A (a)	27,480	$5,850,767
Deutsche Telekom AG	46,494	1,701,456
Informa PLC	234,647	2,764,038
Omnicom Group, Inc.	28,484	2,231,152
T-Mobile US, Inc. (a)	6,958	1,753,346
Walt Disney Co.	25,439	3,011,469
		17,312,228
Consumer Discretionary — 9.2%
Abercrombie & Fitch Co. - Class A (b)	11,114	1,039,492
Aptiv PLC (b)	32,852	2,612,720
AutoNation, Inc. (b)	8,753	1,917,607
AutoZone, Inc. (b)	741	3,111,111
Best Buy Co., Inc.	14,877	1,095,542
Booking Holdings, Inc.	984	5,509,465
Boyd Gaming Corp.	46,474	3,990,258
Darden Restaurants, Inc.	7,270	1,504,454
eBay, Inc.	17,600	1,594,736
Flutter Entertainment PLC (b)	16,231	4,983,161
Frontdoor, Inc. (a)(b)	109,738	6,666,583
Home Depot, Inc., (The)	4,008	1,630,334
Lennar Corp. - Class A	21,364	2,844,403
Lowe’s Cos., Inc.	4,686	1,209,269
Restaurant Brands International, Inc.	13,172	834,183
RH (b)	4,653	1,050,043
Ross Stores, Inc.	14,154	2,082,903
TJX Cos., Inc. (a)	20,286	2,771,270
Wyndham Hotels & Resorts, Inc.	32,752	2,836,651
		49,284,185
Consumer Staples — 5.8%
BJ’s Wholesale Club Holdings, Inc. (b)	19,719	1,926,152
Coca-Cola Co., (The)	46,787	3,227,835
Coca-Cola Consolidated, Inc.	16,700	1,957,908
Coca-Cola Europacific Partners PLC	20,771	1,845,711
Kenvue, Inc.	55,004	1,139,133
Kerry Group PLC - Class A	8,391	768,314
Lamb Weston Holdings, Inc.	10,868	625,236
Maplebear, Inc. (b)	38,291	1,660,681
Nomad Foods Ltd.	57,467	893,037
Philip Morris International, Inc.	22,412	3,745,717
Primo Brands Corp.	83,772	2,103,515
Sysco Corp.	40,355	3,247,367
Toyo Suisan Kaisha Ltd.	16,210	1,115,015
US Foods Holding Corp. (a)(b)	63,006	4,889,266
Walmart, Inc.	22,815	2,212,599
		31,357,486
Energy — 1.5%
Energy Transfer LP	113,373	2,008,969
Enterprise Products Partners LP (a)	54,401	1,748,448
Marathon Petroleum Corp. (a)	9,504	1,707,964
Permian Resources Corp.	77,428	1,106,446
Saipem SpA	508,004	1,427,501
		7,999,328
Financials — 19.8%
AIB Group PLC	106,613	866,221
Allstate Corp.	12,599	2,563,267
Financials — 19.8% (continued)
American Express Co.	5,448	$1,804,813
Ameriprise Financial, Inc. (a)	6,095	3,137,767
Aon PLC - Class A	11,269	4,135,723
Apollo Global Management, Inc.	10,691	1,456,435
Arthur J Gallagher & Co.	7,752	2,346,918
Bank of America Corp. (a)	115,626	5,866,863
Beazley PLC	199,133	2,108,080
Berkshire Hathaway, Inc. - Class B (a)(b)	4,470	2,248,321
Blue Owl Capital, Inc. - Class A	58,444	1,082,383
Brown & Brown, Inc.	14,438	1,399,764
Capital One Financial Corp.	5,766	1,310,151
Charles Schwab Corp.	19,132	1,833,611
Chubb Ltd.	11,399	3,135,523
Corpay, Inc. (b)	10,521	3,426,374
Danske Bank AS	19,909	819,419
East West Bancorp, Inc. (a)	19,492	2,049,389
Equitable Holdings, Inc.	14,635	779,460
Evercore, Inc. - Class A	5,707	1,835,086
Everest Group Ltd.	7,521	2,571,279
Fidelity National Information Services, Inc.	32,466	2,266,451
Fifth Third Bancorp (a)	32,509	1,487,937
First American Financial Corp.	15,516	1,024,056
Goldman Sachs Group, Inc. (a)	1,457	1,085,829
Hiscox Ltd.	129,728	2,287,163
Huntington Bancshares, Inc. (a)	119,211	2,123,148
ING Groep NV	77,616	1,853,089
Intercontinental Exchange, Inc.	6,888	1,216,421
JPMorgan Chase & Co. (a)	26,083	7,861,938
Lancashire Holdings Ltd.	146,637	1,210,975
LPL Financial Holdings, Inc.	10,615	3,868,955
M&T Bank Corp.	9,400	1,895,604
Markel Group, Inc. (a)(b)	1,633	3,199,145
Morgan Stanley (a)	9,081	1,366,509
NatWest Group PLC	226,175	1,561,100
Nordea Bank Abp	111,953	1,711,549
Progressive Corp.	8,373	2,068,633
Renaissance Holdings Ltd.	9,208	2,237,452
Shift4 Payments, Inc. - Class A (b)	17,064	1,543,098
SLM Corp. (a)	26,453	827,450
Sumitomo Mitsui Financial Group, Inc.	22,700	618,248
Synchrony Financial (a)	18,919	1,444,276
Travelers Cos., Inc.	6,145	1,668,429
United Overseas Bank Ltd.	20,400	558,688
Visa, Inc. - Class A	4,698	1,652,662
Voya Financial, Inc.	7,006	526,081
Wells Fargo & Co. (a)	86,373	7,098,133
WEX, Inc. (b)	11,554	1,979,778
White Mountains Insurance Group Ltd.	1,047	1,916,198
		106,935,842
Health Care — 10.5%
Abbott Laboratories (a)	15,327	2,033,280
AbbVie, Inc. (a)	33,709	7,092,374
Amgen, Inc.	10,964	3,154,452
AstraZeneca PLC	14,474	2,307,376
Bristol-Myers Squibb Co.	4,430	209,007
Cencora, Inc.	5,891	1,717,874

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Health Care — 10.5% (continued)
Cigna Group (a)	1,532	$460,933
CVS Health Corp.	35,671	2,609,334
DaVita, Inc. (b)	4,355	599,945
Elevance Health, Inc. (a)	1,670	532,145
Grifols SA	53,921	763,167
HCA Healthcare, Inc.	6,246	2,523,134
Humana, Inc.	1,886	572,703
ICON PLC (b)	7,171	1,276,008
Ipsen SA	5,010	681,146
IQVIA Holdings, Inc. (b)	4,140	789,953
Johnson & Johnson	23,074	4,088,021
McKesson Corp.	3,543	2,432,766
Medtronic PLC	21,548	1,999,870
Merck & Co., Inc.	2,445	205,673
Molina Healthcare, Inc. (a)(b)	903	163,289
Novartis AG - ADR	17,570	2,223,483
Novo Nordisk AS	20,421	1,153,979
Pfizer, Inc.	3,288	81,411
QIAGEN NV	22,958	1,067,547
Quest Diagnostics, Inc.	13,014	2,363,863
Sandoz Group AG	26,510	1,663,491
Sanofi SA	1,123	111,416
Stryker Corp.	699	273,596
Tenet Healthcare Corp. (b)	14,503	2,673,338
UCB SA	13,299	3,119,679
UnitedHealth Group, Inc.	11,952	3,703,566
Universal Health Services, Inc. - Class B	8,555	1,553,417
Zimmer Biomet Holdings, Inc.	1,649	174,959
		56,376,195
Industrials — 21.3%
3M Co.	16,752	2,605,439
Acuity, Inc.	6,684	2,182,125
AECOM Technology Corp.	28,425	3,549,998
Airbus Group SE	16,994	3,552,936
Allegion PLC	17,960	3,049,608
AMETEK, Inc. (a)	8,553	1,580,594
ANDRITZ AG	14,222	1,001,282
Brink’s Co.	41,619	4,662,993
Builders FirstSource, Inc. (b)	24,084	3,339,969
Canadian Pacific Kansas City Ltd.	24,047	1,832,141
Carrier Global Corp.	26,357	1,718,476
CH Robinson Worldwide, Inc.	24,283	3,125,222
Cummins, Inc.	3,935	1,567,861
Curtiss-Wright Corp.	3,728	1,782,543
Delta Air Lines, Inc.	14,401	889,694
DNOW, Inc. (b)	95,603	1,529,648
Emerson Electric Co.	7,354	970,728
Equifax, Inc.	11,829	2,913,483
Expeditors International of Washington, Inc.	16,892	2,036,162
FedEx Corp.	7,970	1,841,628
Ferguson Enterprises, Inc.	7,649	1,768,066
Flowserve Corp.	44,067	2,364,635
Herc Holdings, Inc.	15,502	2,027,507
HNI Corp.	37,451	1,683,048
Honeywell International, Inc.	10,568	2,319,676
Howmet Aerospace, Inc. (a)	16,845	2,932,714
Industrials — 21.3% (continued)
Huron Consulting Group, Inc. (b)	17,704	$2,424,740
IMI PLC	67,588	2,076,950
Jacobs Solutions, Inc.	36,772	5,377,170
KBR, Inc.	54,980	2,774,291
L3Harris Technologies, Inc.	16,561	4,597,665
Leidos Holdings, Inc. (a)	10,066	1,821,141
Masco Corp. (a)	39,710	2,914,317
Masterbrand, Inc. (a)(b)	254,039	3,228,836
Matson, Inc.	8,190	852,169
Nordson Corp.	11,364	2,557,923
Norfolk Southern Corp.	6,428	1,799,711
Old Dominion Freight Line, Inc.	10,119	1,527,665
Otis Worldwide Corp.	16,108	1,391,409
Parker-Hannifin Corp. (a)	1,634	1,240,778
Resideo Technologies, Inc. (a)(b)	95,475	3,250,924
Rexel SA	57,785	1,870,865
Siemens AG	4,340	1,203,077
SS&C Technologies Holdings, Inc. (a)	32,272	2,861,236
TriNet Group, Inc.	1,487	107,689
Uber Technologies, Inc. (b)	46,950	4,401,563
UFP Industries, Inc.	16,121	1,627,737
United Airlines Holdings, Inc. (b)	15,841	1,663,305
Upwork, Inc. (a)(b)	209,963	3,231,331
Westinghouse Air Brake Technologies Corp.	6,624	1,281,744
		114,912,412
Information Technology — 10.4%
Adeia, Inc. (a)	131,821	1,982,588
Applied Materials, Inc.	7,396	1,188,981
Arrow Electronics, Inc. (a)(b)	8,948	1,130,401
Broadcom, Inc.	16,150	4,802,848
Capgemini SE	7,433	1,057,196
CDW Corp.	14,678	2,418,347
Celestica, Inc. (b)	16,610	3,234,797
Check Point Software Technologies Ltd. (b)	7,898	1,525,420
Dell Technologies, Inc. - Class C	10,827	1,322,518
Flex Ltd. (a)(b)	89,449	4,796,255
Gen Digital, Inc. (a)	98,194	2,965,459
InterDigital, Inc.	11,269	3,061,900
Jabil, Inc. (a)	9,297	1,904,305
Keysight Technologies, Inc. (b)	12,257	2,003,162
Lam Research Corp.	21,538	2,157,031
Microchip Technology, Inc. (a)	29,445	1,913,925
Micron Technology, Inc.	8,986	1,069,424
NetApp, Inc.	17,914	2,020,520
Nice Ltd. - ADR (b)	11,005	1,555,557
NXP Semiconductors NV	6,360	1,493,646
Oracle Corp. (a)	9,563	2,162,481
Salesforce, Inc.	7,730	1,980,812
Samsung Electronics Co., Ltd.	44,971	2,246,742
Seagate Technology Holdings PLC	11,857	1,984,862
Trimble, Inc. (b)	28,734	2,322,282
Zebra Technologies Corp. - Class A (b)	5,354	1,697,700
		55,999,159

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares		Value
Materials — 5.5%
CRH PLC		44,223	$4,994,988
DuPont de Nemours, Inc. (a)		41,687	3,206,564
Endeavour Mining PLC		111,054	3,861,236
Freeport-McMoRan, Inc.		30,989	1,375,911
Kinross Gold Corp.		165,794	3,465,095
Louisiana-Pacific Corp.		13,048	1,240,995
Methanex Corp.		82,166	2,917,715
Mosaic Co. (a)		93,711	3,129,947
Reliance, Inc.		4,841	1,431,290
Royal Gold, Inc.		9,724	1,746,236
Smurfit WestRock PLC		25,112	1,189,304
Wheaton Precious Metals Corp.		12,992	1,304,657
			29,863,938
Real Estate — 3.5%
BXP, Inc.		27,360	1,983,874
COPT Defense Properties		43,399	1,249,023
Essex Property Trust, Inc.		4,462	1,205,677
Extra Space Storage, Inc.		10,672	1,532,286
Invitation Homes, Inc.		53,223	1,665,348
Jones Lang LaSalle, Inc. (b)		8,094	2,473,284
Kimco Realty Corp.		90,115	2,026,686
Lamar Advertising Co. - Class A (a)		9,384	1,194,114
Regency Centers Corp. (a)		20,137	1,459,932
VICI Properties, Inc. (a)		83,643	2,825,460
Weyerhaeuser Co.		45,070	1,165,961
			18,781,645
Utilities — 7.8%
American Electric Power Co., Inc.		17,020	1,889,560
CenterPoint Energy, Inc. (a)		85,936	3,240,647
Enel SpA		266,318	2,457,634
Entergy Corp.		42,170	3,714,755
FirstEnergy Corp. (a)		71,352	3,112,374
NextEra Energy, Inc.		28,357	2,043,122
NiSource, Inc. (a)		83,563	3,532,208
NRG Energy, Inc.		23,275	3,387,909
OGE Energy Corp.		78,166	3,490,894
PPL Corp. (a)		91,592	3,340,360
Southern Co.		32,265	2,978,059
SSE PLC		97,998	2,290,062
Talen Energy Corp. (b)		11,041	4,183,656
Vistra Energy Corp.		12,789	2,418,528
			42,079,768
TOTAL COMMON STOCKS (Cost $362,770,195)			530,902,186

	Par
SHORT-TERM INVESTMENTS
CONVERTIBLE NOTES — 0.2%
Andrada Mining Ltd., 12.00%, 07/31/2026 (c)	GBP	700,000	913,673
TOTAL CONVERTIBLE NOTES (Cost $915,463)			913,673

MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 4.15%(a)(d)		155,344	$155,344
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 4.12%(a)(d)		155,344	155,344
Fidelity Treasury Portfolio - Class I, 4.16%(a)(d)		2,844	2,844
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 4.11%(a)(d)		155,344	155,344
MSILF Treasury Securities Portfolio - Institutional Class, 4.10%(d)		152,500	152,500
TOTAL MONEY MARKET FUNDS (Cost $621,376)			621,376

TOTAL INVESTMENTS — 98.8% (Cost $364,307,034)			532,437,235
Other Assets in Excess of Liabilities — 1.2%			6,404,510
TOTAL NET ASSETS — 100.0%			$538,841,745

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

GBP - British Pound

(a)

All or a portion of security has been pledged as collateral for securities sold short and contracts for difference. The fair value of assets committed as collateral as of August 31, 2025 is $128,490,728.

(b)	Non-income producing security.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $913,673 or 0.2% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (14.1)%
Communication Services — (0.6)%
Dentsu Group, Inc.	(76,600)	$(1,512,544)
Lumen Technologies, Inc.	(258,578)	(1,285,133)
TELUS Corp.	(44,835)	(739,115)
		(3,536,792)
Consumer Discretionary — (2.8)%
Birkenstock Holding PLC	(12,264)	(639,322)
CarMax, Inc.	(15,460)	(948,471)
Carvana Co.	(2,244)	(834,588)
Choice Hotels International, Inc.	(15,166)	(1,813,550)
InterContinental Hotels Group PLC	(4,810)	(583,893)
LGI Homes, Inc.	(40,038)	(2,478,752)
Lululemon Athletica, Inc.	(4,794)	(969,347)
MGM Resorts International	(22,810)	(905,329)
Moncler SpA	(9,634)	(560,749)
Nokian Renkaat Oyj	(161,656)	(1,521,055)
On Holding AG - Class A	(8,524)	(384,262)
Rivian Automotive, Inc. - Class A	(64,412)	(874,071)
Shake Shack, Inc. - Class A	(8,157)	(864,642)
Wendy’s Co. (The)	(88,836)	(942,550)
Whirlpool Corp.	(6,927)	(645,250)
		(14,965,831)
Consumer Staples — (2.1)%
Beiersdorf AG	(9,297)	(1,070,702)
Boston Beer Co., Inc. Class A, (The) - Class A	(1,927)	(426,040)
Brown-Forman Corp. - Class B	(48,642)	(1,456,341)
Church & Dwight Co., Inc.	(9,943)	(926,290)
Costco Wholesale Corp.	(880)	(830,122)
Coty, Inc. Class A - Class A	(228,221)	(976,786)
Hershey Co.	(9,092)	(1,670,655)
Hormel Foods Corp.	(31,089)	(790,904)
Kellanova	(12,624)	(1,003,608)
Kikkoman Corp.	(44,900)	(385,360)
Kraft Heinz Co., (The)	(36,424)	(1,018,779)
Lotus Bakeries NV	(88)	(862,973)
		(11,418,560)
Energy — (0.4)%
Comstock Resources, Inc.	(17,100)	(275,823)
Dorchester Minerals LP	(10,974)	(276,161)
Occidental Petroleum Corp.	(23,379)	(1,113,074)
PBF Energy, Inc. - Class A	(14,577)	(398,244)
		(2,063,302)
Financials — (1.8)%
Aozora Bank Ltd.	(138,300)	(2,145,598)
Hang Seng Bank Ltd.	(159,100)	(2,281,331)
Jack Henry & Associates, Inc.	(5,339)	(871,645)
Kinsale Capital Group, Inc.	(2,580)	(1,180,221)
T Rowe Price Group, Inc.	(16,987)	(1,828,141)
Trupanion, Inc.	(8,076)	(374,403)
United Bankshares, Inc.	(26,285)	(1,007,767)
		(9,689,106)
Health Care — (0.9)%
10X Genomics, Inc. - Class A	(38,620)	$(541,066)
Ambu AS - Class B	(21,027)	(317,869)
Anavex Life Sciences Corp.	(41,636)	(401,371)
ARS Pharmaceuticals, Inc.	(29,770)	(345,927)
Carl Zeiss Meditec AG	(9,672)	(488,635)
Dexcom, Inc.	(6,643)	(500,484)
Hims & Hers Health, Inc.	(9,503)	(402,452)
Moderna, Inc.	(15,996)	(385,344)
Neogen Corp.	(35,596)	(204,677)
Omada Health, Inc.	(29,099)	(689,355)
Oxford Nanopore Technologies PLC	(209,272)	(512,774)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(308,400)
		(5,098,354)
Industrials — (2.2)%
Arcosa, Inc.	(8,815)	(872,244)
Booz Allen Hamilton Holding Corp.	(8,655)	(940,972)
Husqvarna AB - Class B	(223,371)	(1,267,919)
ICF International, Inc.	(9,502)	(933,286)
Kornit Digital Ltd.	(17,511)	(261,614)
Kuehne + Nagel International AG	(3,174)	(647,064)
Mitsui OSK Lines Ltd.	(21,800)	(699,545)
Proto Labs, Inc.	(73,336)	(3,652,866)
SiteOne Landscape Supply, Inc.	(6,133)	(878,491)
Trex Co., Inc.	(24,367)	(1,501,738)
		(11,655,739)
Information Technology — (1.1)%
Amdocs Ltd.	(15,323)	(1,311,189)
Cognex Corp.	(72,120)	(3,168,953)
Power Integrations, Inc.	(37,457)	(1,689,311)
		(6,169,453)
Materials — (0.6)%
Axalta Coating Systems Ltd.	(28,429)	(888,691)
BASF SE	(29,692)	(1,577,276)
Graphic Packaging Holding Co.	(26,404)	(588,017)
		(3,053,984)
Real Estate — (1.2)%
Mid-America Apartment Communities, Inc.	(10,308)	(1,503,112)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,524,789)
Segro PLC	(148,919)	(1,263,749)
Unibail-Rodamco-Westfield	(20,008)	(2,081,637)
		(6,373,287)
Utilities — (0.4)%
Verbund AG - Class A	(30,133)	(2,148,991)
TOTAL COMMON STOCKS (Proceeds $84,872,656)		(76,173,399)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Schedule of Securities Sold Short	Shares	Value
PREFERRED STOCKS — (0.2)%
Consumer Discretionary — (0.2)%
Dr Ing hc F Porsche AG, 0.00%(a)	(20,347)	$(1,079,263)
TOTAL PREFERRED STOCKS (Proceeds $1,681,991)		(1,079,263)

TOTAL SECURITIES SOLD SHORT — (14.3)% (Proceeds $86,554,647)		$(77,252,662)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $(1,079,263) or -0.2% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Contracts For Difference held by the Fund at August 31, 2025, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	12/10/2025		$(804,253)	$(220,594)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	12/29/2027		(228,129)	38,168
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(257,697)	(38,726)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,457,576)	(201,449)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,074,953)	188,058
American Airlines Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,169,313)	(69,333)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(702,869)	(176,384)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(953,271)	(53,482)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(1,354,771)	226,924
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(106,267)	(12,980)
Becle SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (1.64)%	Termination	08/24/2028		(819,798)	(54,707)
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(922,931)	272,850
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(424,793)	(73,874)
Blackstone, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,285,448)	(103,762)
Caris Life Sciences, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (6.83)%	Termination	08/24/2028		(827,842)	(5,042)
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,068,442)	(133,502)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/04/2025	AUD	(242,848)	(26,057)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/10/2025	AUD	(4,010,224)	(1,040,992)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/10/2025		(740,782)	(137,762)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(529,105)	(257,976)
Cracker Barrel Old Country Store, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.46)%	Termination	08/24/2028		(982,783)	(81,568)
Cullen/Frost Bankers, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/08/2026		(601,796)	(115,767)
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(260,383)	12,463
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(54,580)	(9,325)
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2026		(931,576)	(162,490)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(12,662)	(3,368)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(43,461)	(7,597)
Dayforce, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(164,797)	(36,474)
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(724,631)	25,167
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(168,704)	(36,826)
Dick’s Sporting Goods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,248,923)	63,715
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,426,784)	(13,521)
Dollar General Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,009,619)	35,744
Ecopro BM Co. Ltd.	Morgan Stanley	Pay	EFFR + (13.38)%	Termination	12/04/2025		(395,355)	422,805
Ecopro Co. Ltd.	Goldman Sachs	Pay	EFFR + (4.50)%	Termination	11/01/2026		(219,033)	298,973
EcoPro Co., Ltd.	Bank of America	Pay	EFFR + (9.00)%	Termination	10/25/2026		(158,470)	343,487
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(587,185)	(114,376)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		$(788,496)	$206,367
EQT AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(24,185,560)	(27,871)
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(334,889)	139,340
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(1,805,273)	(190,256)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(587,546)	15,715
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(110,135)	(15,209)
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/15/2026		(222,085)	73,720
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(241,418)	(2,415)
Fortis, Inc./Canada	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,823,568)	37,380
Fox Factory Holding Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(914,101)	8,458
Fuji Media Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	MUTAN + (1.25)%	Termination	08/30/2028	JPY	(220,579,200)	(16,586)
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(2,002,715)	(496,513)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(1,041,144)	201,145
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(140,127)	(28,598)
GRAIL, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.83)%	Termination	08/24/2028		(386,135)	4,599
Greif, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,021,018)	53,170
Hayward Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,133,752)	370
Hinge Health, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.58)%	Termination	08/24/2028		(771,661)	(324)
Hyatt Hotels Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,577,558)	(81,479)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (1.53)%	Termination	08/25/2027		(1,548,416)	444,630
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,051,330)	270,321
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,067,730)	64,703
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(159,650)	(1,310)
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(147,299)	(42,546)
Lemonade, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.58)%	Termination	08/24/2028		(787,205)	48,461
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,674,577)	614,704
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(750,913)	(305,823)
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	05/21/2028		(369,420)	(55,602)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,139,359)	(365,997)
Montrose Environmental Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,440,035)	(99,711)
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/17/2025		(106,555)	29,836
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(599,885)	154,976

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		$(1,220,203)	$(171,021)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/02/2026		(2,318,305)	534,123
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(389,624)	173,082
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (3.50)%	Termination	12/10/2025		(1,931,821)	(301,777)
Pan Jit International, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	04/19/2028		(366,561)	(167,305)
POSCO Future M Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (23.75)%	Termination	05/03/2028		(188,739)	(33,128)
Posco Future M Co., Ltd.	Bank of America	Pay	EFFR + (15.00)%	Termination	10/25/2026		(892,469)	1,133,878
QuantumScape Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(787,608)	(5,769)
Regal Rexnord Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(598,963)	(21,836)
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(629,937)	(348,418)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(904,873)	(198)
Sagax AB	Goldman Sachs	Pay	STIBOR + (0.40)%	Termination	01/16/2028	SEK	(11,259,215)	54,460
Sagax AB	Morgan Stanley	Pay	STIBOR + (0.55)%	Termination	08/29/2027	SEK	(5,177,685)	199,238
SDI Corp.	Goldman Sachs	Pay	EFFR + (5.50)%	Termination	12/10/2025		(421,204)	(11,170)
Service Corp. International/US	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,134,203)	56,952
Shenzhen Goodix Technology Co. Ltd.	Bank of America	Pay	EFFR + (17.50)%	Termination	04/12/2028		(190,406)	(44,675)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.45)%	Termination	08/08/2026		(88,856)	(21,834)
Shenzhen Goodix Technology Co., Ltd.	Morgan Stanley	Pay	EFFR + (7.45)%	Termination	08/05/2026		(1,225,519)	(345,547)
Simpson Manufacturing Co., Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,345,676)	(15,724)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,171,150)	214,401
Spirax Group PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	08/30/2028	GBP	(929,894)	(7,774)
Stora Enso Oyj	J.P. Morgan Securities, Inc.	Pay	EUSTR + (0.30)%	Termination	08/27/2028	EUR	(1,102,669)	3,055
Swiss Re AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(769,564)	19,869
Telia Co. AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(12,348,681)	22,119
Tetra Tech, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(607,923)	(9,622)
Texas Capital Bancshares, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,704,477)	(25,895)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(420,064)	(55,462)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,250,949)	(151,829)
Treasury Wine Estates Ltd.	Goldman Sachs	Pay	RBA + (0.50)%	Termination	01/16/2028	AUD	(205,044)	48,856
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA + (0.55)%	Termination	08/29/2027	AUD	(749,010)	243,665
United Natural Foods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,008,352)	(40,277)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
United Parks & Resorts, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		$(1,695,284)	$(40,267)
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/10/2025	CHF	(760,151)	220,052
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/12/2025	CHF	(869,678)	179,371
Zurich Insurance Group AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(908,158)	22,083
Net Unrealized Appreciation (Depreciation)								683,751

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2025.

Notional Amount is in USD unless otherwise indicated.

EFFR - Effective Federal Funds Rate was 4.33% as of August 31, 2025.

EUSTR - Euro Short-Term Rate was 1.92% as of August 31, 2025.

MUTAN - Bank of Japan Uncollateralized Overnight Call Rate was 0.48% as of August 31, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of August 31, 2025.

RBA - Reserve Bank of Australia Cash Rate was 3.59% as of August 31, 2025.

SARON - Swiss Average Rate Overnight was (0.05)% as of August 31, 2025.

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.

SONIA - Sterling Overnight Index Average was 3.97% as of August 31, 2025.

STIBOR - Stockholm Interbank Offered Rate was 2.00% as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$478,202,146	$52,700,040	$—	$530,902,186
Convertible Notes	—	—	913,673	913,673
Money Market Funds	621,376	—	—	621,376
Total Investments	$478,823,522	$52,700,040	$913,673	$532,437,235

Other Financial Instruments:
Contracts for Difference*	$—	$7,421,453	$—	$7,421,453
Total Other Financial Instruments	$—	$7,421,453	$—	$7,421,453

Liabilities:
Investments:
Common Stocks	$(52,718,946)	$(23,454,453)	$—	$(76,173,399)
Preferred Stocks	—	(1,079,263)	—	(1,079,263)
Total Investments	$(52,718,946)	$(24,533,716)	$—	$(77,252,662)

Other Financial Instruments:
Contracts for Difference*	$—	$(6,737,702)	$—	$(6,737,702)
Total Other Financial Instruments	$—	$(6,737,702)	$—	$(6,737,702)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 96.5%
Communication Services — 3.5%
Cargurus, Inc. (a)	108,972	$3,770,431
EverQuote, Inc. - Class A (a)	145,419	3,380,992
Magnite, Inc. (a)(b)	476,806	12,373,116
Stagwell, Inc. (a)	515,710	2,908,604
		22,433,143
Consumer Discretionary — 18.0%
Abercrombie & Fitch Co. - Class A (a)	59,979	5,609,836
Academy Sports & Outdoors, Inc. (b)	96,766	5,181,819
Adtalem Global Education, Inc. (a)	29,947	3,921,560
Bath & Body Works, Inc.	79,466	2,321,202
Beazer Homes USA, Inc. (a)	169,547	4,265,803
Boyd Gaming Corp. (b)	33,713	2,894,598
Build-A-Bear Workshop, Inc. (b)	74,908	4,555,155
Carriage Services, Inc.	138,284	6,054,074
Cavco Industries, Inc. (a)	7,475	3,965,413
Frontdoor, Inc. (a)	86,812	5,273,829
Grand Canyon Education, Inc. (a)	26,672	5,376,275
Group 1 Automotive, Inc.	13,930	6,474,385
Installed Building Products, Inc. (b)	17,339	4,539,697
Kontoor Brands, Inc. (b)	66,110	5,106,997
Laureate Education, Inc. (a)	262,556	7,215,039
LCI Industries (b)	34,541	3,641,312
Lear Corp.	31,409	3,454,990
Legacy Housing Corp. (a)	83,667	2,338,074
Modine Manufacturing Co. (a)(b)	27,335	3,721,114
Murphy USA, Inc.	10,480	3,945,720
Perdoceo Education Corp.	105,918	3,467,755
Steven Madden Ltd. (b)	94,083	2,732,170
Taylor Morrison Home Corp. (a)	63,935	4,307,301
Universal Technical Institute, Inc. (a)	99,428	2,643,791
Urban Outfitters, Inc. (a)	54,275	3,640,767
Wolverine World Wide, Inc.	168,335	5,376,620
Wyndham Hotels & Resorts, Inc. (b)	35,806	3,101,158
		115,126,454
Consumer Staples — 3.5%
BellRing Brands, Inc. (a)	51,640	2,119,822
Coca-Cola Consolidated, Inc.	24,024	2,816,574
Guardian Pharmacy Services, Inc. - Class A (a)	169,467	4,477,318
Ingredion, Inc.	44,216	5,727,741
PriceSmart, Inc.	37,844	4,059,147
Simply Good Foods Co. (a)	121,888	3,489,653
		22,690,255
Energy — 4.1%
Archrock, Inc.	139,223	3,447,162
National Energy Services Reunited Corp. (a)	313,420	2,933,611
South Bow Corp.	157,401	4,366,304
Tidewater, Inc. (a)	64,252	3,867,970
Viper Energy, Inc. - Class A	172,111	6,857,763
World Kinect Corp.	184,563	4,948,134
		26,420,944
Financials — 30.3%(c)
AllianceBernstein Holding LP	38,233	1,513,262
AMERISAFE, Inc.	45,892	2,119,292
Financials — 30.3%(c) (continued)
Assured Guaranty Ltd.	83,745	$6,883,839
Axis Capital Holdings Ltd.	50,074	4,936,295
Axos Financial, Inc. (a)	40,562	3,699,660
BankUnited, Inc.	85,546	3,352,548
Bar Harbor Bankshares	99,740	3,218,610
BGC Group, Inc. - Class A	391,602	3,841,616
Byline Bancorp, Inc.	115,011	3,324,968
Cadence Bank	76,240	2,869,674
Columbia Banking System, Inc. (b)	114,246	3,058,365
ConnectOne Bancorp, Inc.	98,983	2,533,965
Diamond Hill Investment Group, Inc.	16,963	2,472,527
Employers Holdings, Inc.	43,218	1,869,611
Essent Group Ltd.	54,863	3,442,105
Evercore, Inc. - Class A	6,208	1,996,182
EVERTEC, Inc.	62,712	2,237,564
Federal Agricultural Mortgage Corp. - Class C	49,059	10,281,295
First American Financial Corp.	93,068	6,142,488
First Mid Bancshares, Inc.	60,205	2,434,690
FirstCash Holdings, Inc.	66,769	9,833,071
Global Indemnity Group LLC - Class A	109,331	3,244,605
Hancock Whitney Corp.	57,469	3,615,949
Heritage Commerce Corp.	260,324	2,689,147
Home BancShares, Inc.	84,076	2,502,102
James River Group Holdings Ltd.	571,645	3,212,645
Kemper Corp.	81,660	4,381,059
Nicolet Bankshares, Inc. (b)	23,391	3,234,741
Northeast Bank	54,297	6,003,076
Northrim BanCorp, Inc.	27,699	2,604,537
Old National Bancorp	177,295	4,058,282
Oportun Financial Corp. (a)	407,225	2,691,757
Oppenheimer Holdings, Inc. - Class A	46,890	3,402,807
Peapack-Gladstone Financial Corp.	97,540	2,829,635
PennyMac Financial Services, Inc.	45,958	5,059,976
PennyMac Mortgage Investment Trust	207,416	2,553,291
Preferred Bank (b)	76,665	7,237,176
Primis Financial Corp.	235,046	2,691,277
Redwood Trust, Inc. (b)	394,581	2,414,836
Shift4 Payments, Inc. - Class A (a)(b)	28,904	2,613,789
Silvercrest Asset Management Group, Inc. - Class A	165,967	2,720,199
SLM Corp. (b)	270,288	8,454,609
Starwood Property Trust, Inc.	123,132	2,495,886
Stewart Information Services Corp.	71,761	5,227,071
StoneX Group, Inc. (a)	65,101	6,651,369
Voya Financial, Inc.	64,629	4,852,992
WEX, Inc. (a)	20,737	3,553,285
White Mountains Insurance Group Ltd.	2,626	4,806,053
Wintrust Financial Corp.	20,665	2,837,098
WSFS Financial Corp.	57,181	3,333,080
		194,033,956
Health Care — 3.6%
Addus HomeCare Corp. (a)	32,650	3,760,301
Catalyst Pharmaceuticals, Inc. (a)	126,948	2,613,859
Haemonetics Corp. (a)(b)	54,913	2,994,955
Halozyme Therapeutics, Inc. (a)	40,082	2,931,998
Harmony Biosciences Holdings, Inc. (a)	65,979	2,433,965

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Health Care — 3.6% (continued)
Option Care Health, Inc. (a)	139,848	$4,010,841
Pediatrix Medical Group, Inc. (a)	257,881	4,438,132
		23,184,051
Industrials — 20.0%
ABM Industries, Inc.	85,973	4,227,292
Atmus Filtration Technologies, Inc.	75,393	3,356,496
AZZ, Inc.	26,191	2,956,702
Brink’s Co.	60,738	6,805,086
Civeo Corp. (b)	110,309	2,619,839
Concentrix Corp. (b)	65,575	3,459,737
CRA International, Inc.	25,134	4,869,964
DNOW, Inc. (a)	175,789	2,812,624
DXP Enterprises, Inc. (a)	41,066	5,128,322
EnerSys	34,164	3,506,935
First Advantage Corp. (a)(b)	316,996	5,186,055
Granite Construction, Inc. (b)	59,158	6,374,274
Griffon Corp.	57,981	4,415,833
Heidrick & Struggles International, Inc.	65,845	3,345,584
Huron Consulting Group, Inc. (a)	36,662	5,021,228
IBEX Holdings Ltd. (a)	187,215	5,528,459
Janus International Group, Inc. (a)	388,341	4,019,329
Karat Packaging, Inc.	109,045	2,756,658
KBR, Inc.	65,160	3,287,974
Kelly Services, Inc. - Class A	223,951	3,186,823
Landstar System, Inc.	21,919	2,900,541
Legalzoom.com, Inc. (a)	235,081	2,604,697
LSI Industries, Inc.	200,285	4,592,535
Masterbrand, Inc. (a)	243,749	3,098,050
Matson, Inc. (b)	36,649	3,813,328
Maximus, Inc.	53,690	4,720,425
Mayville Engineering Co., Inc. (a)	151,635	2,213,871
Primoris Services Corp.	78,843	9,346,838
Sensata Technologies Holding PLC	132,974	4,326,974
Sterling Infrastructure, Inc. (a)	18,016	5,017,996
Upwork, Inc. (a)	184,813	2,844,272
		128,344,741
Information Technology — 10.4%
Adeia, Inc.	323,873	4,871,050
Arrow Electronics, Inc. (a)	35,602	4,497,601
Avnet, Inc.	84,649	4,619,296
Axcelis Technologies, Inc. (a)(b)	52,452	4,198,258
Bel Fuse, Inc. - Class B	42,700	5,745,712
Belden, Inc.	30,126	3,922,405
Benchmark Electronics, Inc.	84,373	3,424,700
Cirrus Logic, Inc. (a)	27,409	3,129,834
Hackett Group, Inc.	79,854	1,662,560
InterDigital, Inc. (b)	30,710	8,344,214
LiveRamp Holdings, Inc. (a)	154,036	4,300,685
NCR Voyix Corp. (a)	273,132	3,599,880
OSI Systems, Inc. (a)(b)	13,497	3,104,985
Photronics, Inc. (a)	112,790	2,556,949
Qorvo, Inc. (a)	30,292	2,747,484
Verint Systems, Inc. (a)	146,135	2,979,693
Yext, Inc. (a)	344,894	3,135,086
		66,840,392
Materials — 1.5%
Ecovyst, Inc. (a)	374,892	$3,407,768
Knife River Corp. (a)(b)	41,786	3,384,666
Myers Industries, Inc.	148,205	2,480,952
		9,273,386
Real Estate — 1.3%
BRT Apartments Corp.	85,793	1,372,688
Cousins Properties, Inc.	85,738	2,528,413
CTO Realty Growth, Inc.	115,685	1,999,037
First Industrial Realty Trust, Inc.	43,025	2,263,115
		8,163,253
Utilities — 0.3%
Pure Cycle Corp. (a)	155,537	1,570,924
TOTAL COMMON STOCKS (Cost $467,979,862)		618,081,499

CLOSED-END FUNDS — 0.9%
Blue Owl Capital Corp.	200,499	2,875,156
Golub Capital BDC, Inc.(b)	197,012	2,939,419
TOTAL CLOSED-END FUNDS (Cost $6,150,993)		5,814,575

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	74,514,606	74,514,606
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,514,606)		74,514,606

TOTAL INVESTMENTS — 109.0% (Cost $548,645,461)		698,410,680
Liabilities in Excess of Other Assets — (9.0)%		(57,770,324)
TOTAL NET ASSETS — 100.0%		$640,640,356

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $72,057,387.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$618,081,499	$—	$—	$618,081,499
Closed-End Funds	5,814,575	—	—	5,814,575
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	74,514,606
Total Investments	$623,896,074	$—	$—	$698,410,680

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 94.0%
Communication Services — 4.0%
Cars.com, Inc. (a)	114,546	$1,494,825
Vimeo, Inc. (a)	1,431,191	6,011,002
		7,505,827
Consumer Discretionary — 11.9%
Academy Sports & Outdoors, Inc.	32,925	1,763,134
Bath & Body Works, Inc.	54,568	1,593,931
Denny’s Corp. (a)	613,765	2,804,906
Holley, Inc. (a)	1,072,947	4,366,895
Matthews International Corp. - Class A	141,716	3,481,962
National Vision Holdings, Inc. (a)	141,217	3,239,518
Tri Pointe Homes, Inc. (a)	149,958	5,298,016
		22,548,362
Consumer Staples — 0.8%
Grocery Outlet Holding Corp. (a)	86,568	1,567,746

Energy — 5.3%
BKV Corp. (a)	174,836	4,075,427
Expro Group Holdings NV (a)	217,584	2,713,272
Viper Energy, Inc. - Class A	83,343	3,320,802
		10,109,501
Financials — 16.0%
American Integrity Insurance Group, Inc. (a)	150,915	3,016,791
BGC Group, Inc. - Class A	483,505	4,743,184
First BanCorp/Puerto Rico	145,259	3,229,108
Kemper Corp.	84,196	4,517,115
Perella Weinberg Partners	81,035	1,793,305
Prosperity Bancshares, Inc.	87,693	6,062,217
SLM Corp.	102,684	3,211,955
Webster Financial Corp.	60,571	3,768,728
		30,342,403
Health Care — 9.7%
Enovis Corp. (a)	164,560	5,084,904
Innoviva, Inc. (a)	204,385	4,175,586
Teleflex, Inc.	71,406	9,026,432
		18,286,922
Industrials — 17.3%
Air Lease Corp.	62,402	3,757,224
BrightView Holdings, Inc. (a)	239,708	3,451,795
Custom Truck One Source, Inc. (a)	815,218	5,005,439
Generac Holdings, Inc. (a)	4,905	908,651
Matrix Service Co. (a)	126,509	1,914,081
Maximus, Inc.	65,081	5,721,922
MYR Group, Inc. (a)	17,845	3,341,833
Proficient Auto Logistics, Inc. (a)	325,391	2,570,589
TAT Technologies Ltd. (a)	37,618	1,371,176
TrueBlue, Inc. (a)	192,872	1,151,446
Tutor Perini Corp. (a)	60,425	3,561,450
		32,755,606
Information Technology — 15.5%
8x8, Inc. (a)	1,248,139	$2,471,315
Alpha & Omega Semiconductor Ltd. (a)	176,263	5,071,087
NCR Voyix Corp. (a)	570,060	7,513,391
Silicon Motion Technology Corp. - ADR	88,062	7,016,780
Teradata Corp. (a)	219,925	4,614,026
Tower Semiconductor Ltd. (a)	46,227	2,719,072
		29,405,671
Materials — 6.8%
Century Aluminum Co. (a)	222,408	4,966,371
Ingevity Corp. (a)	25,600	1,494,528
Kronos Worldwide, Inc.	439,656	2,805,005
thyssenkrupp AG	349,098	3,694,395
		12,960,299
Real Estate — 4.2%
Broadstone Net Lease, Inc.	284,212	5,283,501
Newmark Group, Inc. - Class A	147,421	2,684,536
		7,968,037
Utilities — 2.5%
Northwestern Energy Group, Inc.	81,115	4,664,924
TOTAL COMMON STOCKS (Cost $160,687,305)		178,115,298

TOTAL INVESTMENTS — 94.0% (Cost $160,687,305)		178,115,298
Other Assets in Excess of Liabilities — 6.0%		11,296,379
TOTAL NET ASSETS — 100.0%		$189,411,677

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$174,420,903	$3,694,395	$—	$178,115,298
Total Investments	$174,420,903	$3,694,395	$—	$178,115,298

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS

AS OF AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 97.9%
Communication Services — 1.0%
Cargurus, Inc. (a)	9,438	$326,555

Consumer Discretionary — 6.4%
Academy Sports & Outdoors, Inc. (b)	3,269	175,055
ADT, Inc.	34,412	299,729
Advance Auto Parts, Inc. (b)	4,110	250,669
Bath & Body Works, Inc.	9,372	273,756
Century Communities, Inc.	3,128	206,073
Dave & Buster’s Entertainment, Inc. (a)	2,366	60,735
Fox Factory Holding Corp. (a)	5,749	166,319
Gentherm, Inc. (a)	6,142	225,841
Gildan Activewear, Inc.	2,833	154,682
Under Armour, Inc. - Class C (a)(b)	24,448	120,284
Wyndham Hotels & Resorts, Inc. (b)	1,586	137,363
		2,070,506
Consumer Staples — 1.9%
BellRing Brands, Inc. (a)	3,794	155,744
Grocery Outlet Holding Corp. (a)(b)	12,125	219,584
Nomad Foods Ltd.	15,940	247,707
		623,035
Energy — 9.3%
Antero Resources Corp. (a)	9,296	296,728
Atlas Energy Solutions, Inc. (b)	16,114	188,695
BKV Corp. (a)	19,050	444,056
DHT Holdings, Inc.	29,542	346,232
Excelerate Energy, Inc. - Class A	3,247	79,292
Expro Group Holdings NV (a)	21,821	272,108
Kodiak Gas Services, Inc.	5,455	195,234
Liberty Energy, Inc.	12,898	145,103
Scorpio Tankers, Inc.	11,171	563,018
SM Energy Co. (b)	9,575	273,366
Viper Energy, Inc. - Class A	5,046	201,058
		3,004,890
Financials — 20.0%
Axis Capital Holdings Ltd.	2,888	284,699
BGC Group, Inc. - Class A	64,578	633,510
CNO Financial Group, Inc.	8,452	333,600
Enterprise Financial Services Corp.	10,587	648,348
First BanCorp	17,256	383,601
First Commonwealth Financial Corp.	24,232	430,118
FirstCash Holdings, Inc.	601	88,509
Hanover Insurance Group, Inc.	2,681	465,100
Kemper Corp.	11,610	622,877
National Bank Holdings Corp. - Class A	10,090	395,730
Popular, Inc.	3,306	415,366
Primerica, Inc.	268	72,183
Prosperity Bancshares, Inc.	7,386	510,594
SLM Corp. (b)	11,522	360,408
Webster Financial Corp.	8,249	513,253
WesBanco, Inc.	9,407	308,550
		6,466,446
Health Care — 6.7%
Enovis Corp. (a)	18,528	572,515
Haemonetics Corp. (a)	2,908	158,602
Halozyme Therapeutics, Inc. (a)	3,127	228,740
Health Care — 6.7% (continued)
Phreesia, Inc. (a)	12,760	$403,982
Teleflex, Inc.	5,847	739,119
Tenet Healthcare Corp. (a)	447	82,396
		2,185,354
Industrials — 18.7%
ABM Industries, Inc. (b)	10,673	524,791
Air Lease Corp.	9,927	597,705
Allegiant Travel Co. (a)(b)	3,076	192,742
Arcosa, Inc.	3,315	328,019
BrightView Holdings, Inc. (a)	40,311	580,478
Driven Brands Holdings, Inc. (a)(b)	21,749	400,617
First Advantage Corp. (a)(b)	7,500	122,700
Generac Holdings, Inc. (a)	435	80,584
GXO Logistics, Inc. (a)(b)	10,786	567,883
Hillman Solutions Corp. (a)	39,036	385,676
Knight-Swift Transportation Holdings, Inc. (b)	10,418	457,350
Leonardo DRS, Inc.	3,262	135,895
Maximus, Inc.	6,346	557,940
MYR Group, Inc. (a)	1,570	294,014
Regal Rexnord Corp. (b)	1,065	159,036
Star Bulk Carriers Corp. (b)	16,340	304,741
Timken Co.	2,699	208,444
UFP Industries, Inc.	1,630	164,581
		6,063,196
Information Technology — 12.4%
BlackBerry Ltd. (a)(b)	19,640	75,221
Calix, Inc. (a)	1,680	99,876
Coherent Corp. (a)	3,731	337,544
Crane NXT Co. (b)	8,429	503,464
Diodes, Inc. (a)	3,899	212,242
NCR Voyix Corp. (a)	48,814	643,368
Semtech Corp. (a)	3,066	178,104
Silicon Motion Technology Corp. - ADR	11,523	918,153
Teradata Corp. (a)	22,113	463,931
Tower Semiconductor Ltd. (a)	7,215	424,386
Verint Systems, Inc. (a)	8,287	168,972
		4,025,261
Materials — 10.3%
Alcoa Corp.	8,598	276,770
Ashland, Inc.	6,095	342,234
Capstone Copper Corp. (a)	58,800	420,443
Commercial Metals Co.	5,128	295,732
Constellium SE (a)	27,935	404,778
ERO Copper Corp. (a)(b)	19,603	281,107
Huntsman Corp.	8,140	90,842
Ingevity Corp. (a)	2,748	160,428
Mosaic Co. (b)	7,920	264,528
thyssenkrupp AG	35,942	380,363
Warrior Met Coal, Inc. (b)	6,990	427,369
		3,344,594
Real Estate — 5.8%
Brixmor Property Group, Inc.	23,946	670,249
Broadstone Net Lease, Inc.	22,939	426,436
Getty Realty Corp. (b)	19,346	553,102

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF AUGUST 31, 2025

	Shares	Value
Real Estate — 5.8% (continued)
Newmark Group, Inc. - Class A	12,658	$230,502
		1,880,289
Utilities — 5.4%
Black Hills Corp.	6,348	379,674
IDACORP, Inc. (b)	1,561	195,281
Northwestern Energy Group, Inc.	6,716	386,237
Portland General Electric Co.	7,894	337,705
Spire, Inc.	5,996	459,294
		1,758,191
TOTAL COMMON STOCKS (Cost $27,254,749)		31,748,317

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	5,475,711	5,475,711
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,475,711)		5,475,711

TOTAL INVESTMENTS — 114.8% (Cost $32,730,460)		37,224,028
Liabilities in Excess of Other Assets — (14.8)%		(4,811,508)
TOTAL NET ASSETS — 100.0%		$32,412,520

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $5,352,225.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF AUGUST 31, 2025

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2025 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$31,367,954	$380,363	$—	$31,748,317
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,475,711
Total Investments	$31,367,954	$380,363	$—	$37,224,028

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Assets and Liabilities

AUGUST 31, 2025

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Sustainability Fund
ASSETS
Investments in securities, at value †^	$1,266,942,949	$51,746,010	$267,301,901	$11,882,318
Investments purchased with proceeds from securities lending collateral, at value*	88,613,292	—	6,359,884	—
Cash and cash equivalents	18,480,659	4,322,982	8,684,503	110,205
Foreign currencies, at value #	—	692,548	104	125,081
Deposits with brokers for contracts for difference	—	3,296,067	—	—
Deposits with brokers for securities sold short	—	44,784	—	—
Foreign currency deposits with brokers for future contracts**	—	640,676	—	—
Receivables
Investments sold	—	368,916	266,029	200,829
Capital shares sold	384,529	8,944	—	—
Dividends and interest	1,349,112	83,727	607,066	22,177
Dividend tax reclaims	386,737	2,256	593,465	28,151
Unrealized appreciation on contracts for difference ◊	—	5,733,042	—	—
Unrealized appreciation on futures contracts ◊	—	60,473	—	—
Prepaid expenses and other assets	120,325	8,340	23,283	51
Total assets	1,376,277,603	67,008,765	283,836,235	12,368,812
LIABILITIES
Securities sold short, at value ‡	—	186,432	—	—
Payables
Securities lending collateral	88,613,292	—	6,359,884	—
Investments purchased	115,424	146,841	—	231,960
Capital shares redeemed	402,603	21,035	7,472	—
Investment advisory fees	820,153	89,123	215,202	1,201
Custodian fees	23,574	32,995	23,369	8,375
Distribution and service fees	170	—	—	—
Administration and accounting fees	66,612	10,701	21,577	8,917
Transfer agent fees	96,637	3,916	15,388	841
Unrealized depreciation on contracts for difference ◊	—	3,692,823	—	—
Unrealized depreciation on futures contracts ◊	—	1,415	—	—
Other accrued expenses and liabilities	24,208	29,974	21,717	37,942
Total liabilities	90,162,673	4,215,255	6,664,609	289,236
Net Assets	$1,286,114,930	$62,793,510	$277,171,626	$12,079,576
NET ASSETS CONSIST OF:
Par value	$38,344	$6,806	$9,744	$869
Paid-in capital	591,362,197	71,359,348	187,549,921	8,254,207
Total distributable earnings/(loss)	694,714,389	(8,572,644)	89,611,961	3,824,500
Net Assets	$1,286,114,930	$62,793,510	$277,171,626	$12,079,576
INSTITUTIONAL CLASS
Net assets	$1,083,763,092	$62,793,510	$277,171,626	$12,079,576
Shares outstanding	32,269,309	6,806,473	9,744,263	869,445
Net asset value, offering and redemption price per share	33.58	9.23	28.44	13.89

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

AUGUST 31, 2025

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund		Boston Partners Global Equity Fund		Boston Partners Global Sustainability Fund
INVESTOR CLASS
Net assets	$202,351,838	$		$		$
Shares outstanding	6,074,754
Net asset value, offering and redemption price per share	33.31
† Investments in securities, at cost	$672,917,348		$45,242,183		$197,239,518		$9,045,872
^ Includes market value of securities on loan	86,571,889		—		6,233,626		—
* Investments purchased with proceeds from securities lending collateral, at cost	88,613,292		—		6,359,884		—
# Foreign currencies, at cost	—		687,530		—		125,010
** Foreign currency deposits for futures contracts, at cost	—		663,407		—		—
‡ Proceeds received, securities sold short	—		153,023		—		—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

AUGUST 31, 2025

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
ASSETS
Investments in securities, at value †^	$76,288,646	$532,437,235	$623,896,074
Investments purchased with proceeds from securities lending collateral, at value*	7,324,416	—	74,514,606
Cash and cash equivalents	4,264,790	217	15,109,517
Foreign currencies, at value #	922,903	6,608,984	—
Foreign currency deposits with brokers for securities sold short**	2,516,119	25,690,651	—
Deposits with brokers for contracts for difference	—	1,360,000	—
Deposits with brokers for securities sold short	13,129,879	49,890,972	—
Receivables
Investments sold	—	473,958	—
Capital shares sold	15,506	147,750	3,585,461
Dividends and interest	60,003	771,649	492,647
Dividend tax reclaims	29,331	777,266	—
Unrealized appreciation on contracts for difference ◊	—	7,421,453	—
Prepaid expenses and other assets	22,069	86,900	39,467
Total assets	104,573,662	625,667,035	717,637,772
LIABILITIES
Securities sold short, at value‡	15,769,365	77,252,662	—
Payables
Securities lending collateral	7,324,416	—	74,514,606
Investments purchased	—	619,028	1,380,180
Capital shares redeemed	55,838	246,503	409,262
Investment advisory fees	116,455	516,495	462,950
Custodian fees	8,539	25,503	15,240
Distribution and service fees	5,987	2,961	76,213
Dividends on securities sold short	9,133	164,101	—
Administration and accounting fees	11,200	44,817	30,183
Transfer agent fees	8,217	43,682	62,965
Outstanding loan	—	1,156,000	—
Unrealized depreciation on contracts for difference◊	—	6,737,702	—
Other accrued expenses and liabilities	34,809	15,836	45,817
Total liabilities	23,343,959	86,825,290	76,997,416
Net Assets	$81,229,703	$538,841,745	$640,640,356
NET ASSETS CONSIST OF:
Par value	$6,022	$36,507	$22,886
Paid-in capital	47,964,031	314,406,912	451,754,789
Total distributable earnings/(loss)	33,259,650	224,398,326	188,862,681
Net Assets	$81,229,703	$538,841,745	$640,640,356
INSTITUTIONAL CLASS
Net assets	$62,728,912	$529,974,109	$585,921,174
Shares outstanding	4,315,844	35,876,762	20,799,867
Net asset value, offering and redemption price per share	14.53	14.77	28.17

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

AUGUST 31, 2025

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
INVESTOR CLASS
Net assets	$18,500,791	$8,867,636	$54,719,182
Shares outstanding	1,705,861	630,387	2,086,234
Net asset value, offering and redemption price per share	10.85	14.07	26.23
† Investments in securities, at cost	$51,696,250	$364,307,034	$474,130,855
^ Includes market value of securities on loan	7,083,996	—	72,057,387
* Investments purchased with proceeds from securities lending collateral, at cost	7,324,416	—	74,514,606
# Foreign currencies, at cost	922,903	6,639,646	—
** Foreign currency deposits for securities sold short, at cost	2,735,627	24,761,039	—
‡ Proceeds received, securities sold short	17,994,884	86,554,647	—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

AUGUST 31, 2025

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS
Investments in securities, at value†^	$178,115,298	$31,748,317
Investments purchased with proceeds from securities lending collateral, at value*	—	5,475,711
Cash and cash equivalents	11,980,981	666,305
Receivables
Capital shares sold	61,866	50,000
Dividends and interest	164,680	33,948
Dividend tax reclaims	—	396
Prepaid expenses and other assets	6,563	14,784
Total assets	190,329,388	37,989,461
LIABILITIES
Payables
Securities lending collateral	—	5,475,711
Investments purchased	681,054	33,081
Capital shares redeemed	9,320	—
Investment advisory fees	131,045	21,700
Custodian fees	9,500	10,275
Administration and accounting fees	10,506	6,885
Transfer agent fees	24,345	4,459
Other accrued expenses and liabilities	51,941	24,830
Total liabilities	917,711	5,576,941
Net Assets	$189,411,677	$32,412,520
NET ASSETS CONSIST OF:
Par value	16,818	1,606
Paid-in capital	$176,980,969	$25,264,474
Total distributable earnings/(loss)	12,413,890	7,146,440
Net Assets	$189,411,677	$32,412,520
INSTITUTIONAL CLASS
Net assets	$189,411,677	$32,412,520
Shares outstanding	16,818,387	1,606,413
Net asset value, offering and redemption price per share	11.26	20.18
† Investments in securities, at cost	$160,687,305	$27,254,749
^ Includes market value of securities on loan	—	5,352,225
* Investments purchased with proceeds from securities lending collateral, at cost	—	5,475,711

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Operations

AUGUST 31, 2025

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Sustainability Fund
Investment Income
Dividends †	$21,317,037	$1,300,469	$6,500,999	$244,281
Dividend tax reclaims	506,935	4,733	460,451	14,442
Interest	1,166,933	749,903	263,562	7,206
Income from securities loaned, net	70,645	—	12,179	—
Prime broker interest income	—	559	—	—
Total investment income	23,061,550	2,055,664	7,237,191	265,929
Expenses
Advisory fees	9,672,399	758,295	2,226,535	88,694
Transfer agent fees	922,889	16,662	198,740	2,844
Distribution fees (Investor Class)	519,434	—	—	—
Administration and accounting fees	289,268	38,843	87,542	20,151
Legal fees	241,684	28,280	38,742	1,681
Officer’s fees	188,813	7,982	26,864	1,297
Director’s fees	139,752	6,197	23,898	1,715
Printing and shareholder reporting fees	77,460	2,358	10,628	65
Custodian fees	44,228	73,470	51,803	17,874
Registration fees	36,426	21,144	23,713	18,247
Audit and tax service fees	25,000	60,546	41,724	37,061
Other expenses	78,313	7,040	14,458	2,902
Dividend expense on securities sold short	—	15,700	—	—
Prime broker interest expense	—	64,101	—	—
Total expenses before waivers and/or reimbursements	12,235,666	1,100,618	2,744,647	192,531
Less: waivers and/or reimbursements	(657,804)	(172,528)	(394,414)	(92,228)
Net expenses after waivers and/or reimbursements net of amounts recouped	11,577,862	928,090	2,350,233	100,303
Net investment income/(loss)	11,483,688	1,127,574	4,886,958	165,626

Net realized gain/(loss) from:
Investment securities	143,550,107	1,896,069	20,998,877	1,279,445
Securities sold short	—	(132,890)	—	—
Contracts for difference **	—	(2,360,040)	—	—
Futures contracts**	—	(191,390)	—	—
Foreign currency transactions ^	—	(114,480)	(104,351)	(4,037)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(43,937,770)	3,814,679	16,033,721	319,533
Securities sold short	—	19,660	—	—
Contracts for difference **	—	(565,845)	—	—
Futures contracts**	—	59,058	—	—
Foreign currency translation	2,041	(19,250)	22,044	1,189
Net realized and unrealized gain/(loss)	99,614,378	2,405,571	36,950,291	1,596,130
Net increase/(decrease) in net assets resulting from operations	$111,098,066	$3,533,145	$41,837,249	$1,761,756
† Net of foreign withholding taxes of	$(213,090)	$(140,627)	$(660,662)	$(24,426)
^ Net of realized gain/(loss) on foreign capital gains tax	$—	$(62,674)	$—	$—
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONTINUED)

AUGUST 31, 2025

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
Investment Income
Dividends †	$1,211,137	$9,444,483	$8,393,336
Dividend tax reclaims	31,175	247,597	30,468
Interest	111,631	796,809	683,064
Income from securities loaned, net	25,901	—	209,567
Prime broker interest income	490,448	3,962,802	—
Total investment income	1,870,292	14,451,691	9,316,435
Expenses
Advisory fees	1,552,321	7,027,561	4,810,784
Advisory fees - recouped	—	—	24,555
Transfer agent fees	52,397	290,046	448,085
Distribution fees (Investor Class)	40,611	20,378	134,883
Administration and accounting fees	40,634	184,390	127,507
Legal fees	10,234	123,629	99,325
Officer’s fees	7,095	75,769	71,399
Director’s fees	6,986	63,967	64,801
Printing and shareholder reporting fees	3,854	22,681	32,044
Custodian fees	17,136	45,431	28,286
Registration fees	34,831	41,040	34,999
Audit and tax service fees	33,800	42,000	25,000
Other expenses	9,813	29,700	24,806
Dividend expense on securities sold short	44,818	2,422,863	—
Prime broker interest expense	242,392	483,291	—
Total expenses before waivers and/or reimbursements	2,096,922	10,872,746	5,926,474
Less: waivers and/or reimbursements	(416,555)	—	(196,442)
Net expenses after waivers and/or reimbursements net of amounts recouped	1,680,367	10,872,746	5,730,032
Net investment income/(loss)	189,925	3,578,945	3,586,403

Net realized gain/(loss) from:
Investment securities	10,211,523	69,465,870	60,342,370
Purchased options**	22,365	—	—
Securities sold short	(261,627)	(12,518,698)	—
Options written **	64,989	(75,205)	—
Contracts for difference **	29,589	(1,093,129)	—
Foreign currency transactions	(56,990)	1,839,934	(8)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	4,082,703	(15,284,032)	(2,144,927)
Securities sold short	(2,602,549)	(3,133,070)	—
Options written **	—	44,492	—
Contracts for difference **	18,603	331,495	—
Foreign currency translation	35,653	(587,591)	—
Net realized and unrealized gain/(loss)	11,544,259	38,990,066	58,197,435
Net increase/(decrease) in net assets resulting from operations	$11,734,184	$42,569,011	$61,783,838
† Net of foreign withholding taxes of	$(70,171)	$(275,303)	$(42,323)
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONCLUDED)

AUGUST 31, 2025

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Investment Income
Dividends †	$1,874,872	$540,920
Dividend tax reclaims	6,975	1,117
Interest	338,323	48,974
Income from securities loaned, net	—	15,317
Total investment income	2,220,170	606,328
Expenses
Advisory fees	1,453,304	254,437
Advisory fees - recouped	66,669	—
Transfer agent fees	90,337	19,057
Distribution fees (Investor Class)	—	—
Administration and accounting fees	49,191	24,189
Legal fees	25,798	4,691
Officer’s fees	18,242	3,657
Director’s fees	24,918	3,170
Printing and shareholder reporting fees	8,575	2,214
Custodian fees	16,411	21,834
Registration fees	21,892	24,166
Audit and tax service fees	25,000	25,000
Other expenses	21,936	3,804
Total expenses before waivers and/or reimbursements	1,822,273	386,219
Less: waivers and/or reimbursements	(47,132)	(36,289)
Net expenses after waivers and/or reimbursements net of amounts recouped	1,775,141	349,930
Net investment income/(loss)	445,029	256,398

Net realized gain/(loss) from:
Investment securities	(2,796,815)	2,874,274
Foreign currency transactions	(6,690)	(13,680)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(211,176)	(2,785,485)
Foreign currency translation	(406)	(509)
Net realized and unrealized gain/(loss)	(3,015,087)	74,600
Net increase/(decrease) in net assets resulting from operations	$(2,570,058)	$330,998
† Net of foreign withholding taxes of	$(27,805)	$(5,571)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Changes in Net Assets

	Boston Partners All-Cap Value Fund		Boston Partners Emerging Markets Dynamic Equity Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$11,483,688	$12,925,335	$1,127,574	$1,079,216
Net realized gain/(loss) from investments and foreign currencies	143,550,107	111,488,816	(902,731)	266,119
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(43,935,729)	120,986,503	3,308,302	(706,903)
Net increase/(decrease) in net assets resulting from operations	111,098,066	245,400,654	3,533,145	638,432

Dividends and distributions to shareholders:
Institutional Class	(115,942,510)	(113,490,263)	—	—
Investor Class	(19,479,841)	(23,113,027)	—	—
Net decrease in net assets from dividends and distributions to shareholders	(135,422,351)	(136,603,290)	—	—

Capital transactions:
Institutional Class
Proceeds from shares sold	103,855,302	240,527,804	1,410,023	1,484,132
Reinvestment of distributions	92,688,487	89,167,313	—	—
Shares redeemed	(363,671,223)	(314,817,112)	(2,117,263)	(3,979,687)
Investor Class
Proceeds from shares sold	10,161,894	11,463,927	—	—
Reinvestment of distributions	18,446,970	22,007,650	—	—
Shares redeemed	(44,006,445)	(57,211,482)	—	—
Net increase/(decrease) in net assets from capital transactions	(182,525,015)	(8,861,900)	(707,240)	(2,495,555)
Total increase/(decrease) in net assets	(206,849,300)	99,935,464	2,825,905	(1,857,123)

Net assets:
Beginning of period	1,492,964,230	1,393,028,766	59,967,605	61,824,728
End of period	$1,286,114,930	$1,492,964,230	$62,793,510	$59,967,605

Share transactions:
Institutional Class
Shares sold	3,266,267	7,740,493	160,442	166,306
Shares reinvested	2,983,215	2,986,179	—	—
Shares redeemed	(11,446,582)	(9,927,991)	(239,768)	(453,041)
Net increase/(decrease)	(5,197,100)	798,681	(79,326)	(286,735)
Investor Class
Shares sold	317,807	367,862	—	—
Shares reinvested	597,569	741,248	—	—
Shares redeemed	(1,375,919)	(1,824,011)	—	—
Net increase/(decrease)	(460,543)	(714,901)	—	—

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Global Equity Fund		Boston Partners Global Sustainability Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$4,886,958	$4,370,244	$165,626	$187,150
Net realized gain/(loss) from investments and foreign currencies	20,894,526	17,664,696	1,275,408	2,375,281
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	16,055,765	22,700,676	320,722	434,350
Net increase/(decrease) in net assets resulting from operations	41,837,249	44,735,616	1,761,756	2,996,781

Dividends and distributions to shareholders:
Institutional Class	(11,307,608)	(4,137,287)	(164,124)	(383,298)
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(11,307,608)	(4,137,287)	(164,124)	(383,298)

Capital transactions:
Institutional Class
Proceeds from shares sold	22,287,855	14,745,831	391,212	1,000,184
Reinvestment of distributions	10,762,707	3,944,599	164,124	383,298
Shares redeemed	(31,056,072)	(26,805,073)	(1,470,860)	(16,496,527)
Investor Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	1,994,490	(8,114,643)	(915,524)	(15,113,045)
Total increase/(decrease) in net assets	32,524,131	32,483,686	682,108	(12,499,562)

Net assets:
Beginning of period	244,647,495	212,163,809	11,397,468	23,897,030
End of period	$277,171,626	$244,647,495	$12,079,576	$11,397,468

Share transactions:
Institutional Class
Shares sold	898,831	654,463	32,366	95,216
Shares reinvested	458,768	178,005	14,161	36,785
Shares redeemed	(1,229,367)	(1,210,800)	(131,134)	(1,568,110)
Net increase/(decrease)	128,232	(378,332)	(84,607)	(1,436,109)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Long/Short Equity Fund		Boston Partners Long/Short Research Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$189,925	$232,345	$3,578,945	$5,221,562
Net realized gain/(loss) from investments and foreign currencies	10,009,849	11,659,242	57,618,772	59,371,487
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,534,410	713,465	(18,628,706)	35,531,428
Net increase/(decrease) in net assets resulting from operations	11,734,184	12,605,052	42,569,011	100,124,477

Dividends and distributions to shareholders:
Institutional Class	(8,827,226)	(9,339,469)	(59,554,854)	(66,527,383)
Investor Class	(3,581,735)	(2,682,662)	(849,904)	(732,348)
Net decrease in net assets from dividends and distributions to shareholders	(12,408,961)	(12,022,131)	(60,404,758)	(67,259,731)

Capital transactions:
Institutional Class
Proceeds from shares sold	20,751,764	3,592,766	144,517,472	119,238,251
Reinvestment of distributions	8,511,483	9,007,246	31,639,246	32,190,431
Shares redeemed	(14,344,409)	(21,774,134)	(212,550,287)	(288,736,079)
Investor Class
Proceeds from shares sold	5,499,897	3,797,621	2,245,684	1,584,296
Reinvestment of distributions	3,529,613	2,626,901	849,904	731,513
Shares redeemed	$(4,937,584)	(2,990,895)	(1,976,343)	(2,348,054)
Net increase/(decrease) in net assets from capital transactions	19,010,764	(5,740,495)	(35,274,324)	(137,339,642)
Total increase/(decrease) in net assets	18,335,987	(5,157,574)	(53,110,071)	(104,474,896)

Net assets:
Beginning of period	62,893,716	68,051,290	591,951,816	696,426,712
End of period	$81,229,703	$62,893,716	$538,841,745	$591,951,816

Share transactions:
Institutional Class
Shares sold	1,585,879	254,300	10,159,559	8,521,172
Shares reinvested	671,782	701,499	2,291,039	2,455,410
Shares redeemed	(1,103,856)	(1,549,426)	(15,290,264)	(20,947,454)
Net increase/(decrease)	1,153,805	(593,627)	(2,839,666)	(9,970,872)
Investor Class
Shares sold	539,982	354,242	165,585	115,490
Shares reinvested	372,715	258,299	64,533	58,149
Shares redeemed	(495,654)	(267,373)	(146,975)	(175,931)
Net increase/(decrease)	417,043	345,168	83,143	(2,292)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Small Cap Value Fund II
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$3,586,403	$4,633,649
Net realized gain/(loss) from investments and foreign currencies	60,342,362	80,780,984
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,144,927)	14,384,396
Net increase/(decrease) in net assets resulting from operations	61,783,838	99,799,029

Dividends and distributions to shareholders:
Institutional Class	(66,484,637)	(60,315,331)
Investor Class	(7,573,971)	(7,258,207)
Net decrease in net assets from dividends and distributions to shareholders	(74,058,608)	(67,573,538)

Capital transactions:
Institutional Class
Proceeds from shares sold	139,949,131	66,178,718
Reinvestment of distributions	64,990,134	58,874,147
Shares redeemed	(151,668,934)	(145,635,464)
Investor Class
Proceeds from shares sold	2,012,228	3,760,286
Reinvestment of distributions	7,332,895	7,055,068
Shares redeemed	(9,874,530)	(16,957,577)
Net increase/(decrease) in net assets from capital transactions	52,740,924	(26,724,822)
Total increase/(decrease) in net assets	40,466,154	5,500,669

Net assets:
Beginning of period	600,174,202	594,673,533
End of period	$640,640,356	$600,174,202

Share transactions:
Institutional Class
Shares sold	5,249,893	2,513,191
Shares reinvested	2,407,042	2,307,885
Shares redeemed	(5,634,391)	(5,501,460)
Net increase/(decrease)	2,022,544	(680,384)
Investor Class
Shares sold	80,685	151,193
Shares reinvested	291,219	293,839
Shares redeemed	(398,157)	(685,234)
Net increase/(decrease)	(26,253)	(240,202)

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	WPG Partners Select Small Cap Value Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$445,029	$21,846
Net realized gain/(loss) from investments and foreign currencies	(2,803,505)	4,373,965
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(211,582)	10,778,980
Net increase/(decrease) in net assets resulting from operations	(2,570,058)	15,174,791

Dividends and distributions to shareholders:
Institutional Class	(5,331,430)	(14,373,145)
Net decrease in net assets from dividends and distributions to shareholders	(5,331,430)	(14,373,145)

Capital transactions:
Institutional Class
Proceeds from shares sold	125,679,607	69,842,753
Reinvestment of distributions	4,074,306	14,245,244
Shares redeemed	(56,070,384)	(68,589,373)
Net increase/(decrease) in net assets from capital transactions	73,683,529	15,498,624
Total increase/(decrease) in net assets	65,782,041	16,300,270

Net assets:
Beginning of period	123,629,636	107,329,366
End of period	$189,411,677	$123,629,636

Share transactions:
Institutional Class
Shares sold	11,698,764	6,367,546
Shares reinvested	346,749	1,428,811
Shares redeemed	(5,455,668)	(6,651,263)
Net increase/(decrease)	6,589,845	1,145,094

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	WPG Partners Small Cap Value Diversified Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$256,398	$253,505
Net realized gain/(loss) from investments and foreign currencies	2,860,594	1,848,956
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,785,994)	3,647,651
Net increase/(decrease) in net assets resulting from operations	330,998	5,750,112

Dividends and distributions to shareholders:
Institutional Class	(1,976,316)	(2,113,959)
Net decrease in net assets from dividends and distributions to shareholders	(1,976,316)	(2,113,959)

Capital transactions:
Institutional Class
Proceeds from shares sold	2,138,827	863,166
Reinvestment of distributions	1,907,591	1,990,247
Shares redeemed	(3,066,734)	(2,674,828)
Net increase/(decrease) in net assets from capital transactions	979,684	178,585
Total increase/(decrease) in net assets	(665,633)	3,814,738

Net assets:
Beginning of period	33,078,153	29,263,415
End of period	$32,412,520	$33,078,153

Share transactions:
Institutional Class
Shares sold	108,046	44,741
Shares reinvested	95,332	109,055
Shares redeemed	(162,749)	(143,343)
Net increase/(decrease)	40,629	10,453

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS ALL-CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$33.97	$31.76	$30.78	$33.77	$24.53
Net Investment Income/(Loss)*	0.28	0.30	0.41	0.33	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	2.49	5.29	3.16	(1.51)	9.43
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.77	5.59	3.57	(1.18)	9.69
Dividends to Shareholders from Net Investment Income	(0.30)	(0.52)	(0.31)	(0.33)	(0.21)
Distributions to Shareholders from Net Realized Gains	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total Dividend and Distributions to Shareholders	(3.16)	(3.38)	(2.59)	(1.81)	(0.45)
Net Asset Value, End of Period	$33.58	$33.97	$31.76	$30.78	$33.77
Total Investment Return[1]	8.90%	19.04%	12.00%	(3.76)%	39.91%
Net Assets, End of Period (000)	$1,083,763	$1,272,666	$1,164,397	$1,200,629	$1,653,698
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	0.85%	0.85%	0.84%	0.86%	0.83%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.87%	0.96%	1.35%	1.00%	0.86%
Portfolio Turnover Rate	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$33.71	$31.53	$30.58	$33.56	$24.39
Net Investment Income/(Loss)*	0.20	0.22	0.33	0.25	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	2.48	5.26	3.13	(1.51)	9.38
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.68	5.48	3.46	(1.26)	9.56
Dividends to Shareholders from Net Investment Income	(0.22)	(0.44)	(0.23)	(0.24)	(0.15)
Distributions to Shareholders from Net Realized Gains	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total Dividend and Distributions to Shareholders	(3.08)	(3.30)	(2.51)	(1.72)	(0.39)
Net Asset Value, End of Period	$33.31	$33.71	$31.53	$30.58	$33.56
Total Investment Return[1]	8.65%	18.77%	11.68%	(4.00)%	39.57%
Net Assets, End of Period (000)	$202,352	$220,298	$228,631	$230,437	$279,306
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.10%	1.10%	1.09%	1.11%	1.08%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.62%	0.71%	1.10%	0.75%	0.61%
Portfolio Turnover Rate	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$8.71	$8.62	$10.23	$11.44	$11.23
Net Investment Income/(Loss)*	0.16	0.16	0.13	0.07	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	0.36	(0.07)	0.27	(1.27)	1.17
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.52	0.09	0.40	(1.20)	1.15
Dividends to Shareholders from Net Investment Income	—	—	(2.01)	(0.01)	(0.94)
Distributions to Shareholders from Net Realized Gains	—	—	—	—	—
Total Dividend and Distributions to Shareholders	—	—	(2.01)	(0.01)	(0.94)
Net Asset Value, End of Period	$9.23	$8.71	$8.62	$10.23	$11.44
Total Investment Return[1]	5.97%	1.04%	4.98%	(10.52)%	10.38%
Net Assets, End of Period (000)	$62,794	$59,968	$61,825	$60,616	$61,430
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.53%	1.45%	1.42%	1.42%	1.75%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.81%	1.63%	1.67%	1.73%	2.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.86%	1.74%	1.52%	0.63%	(0.14)%
Portfolio Turnover Rate	207%	202%	132%	136%	125%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$25.44	$21.23	$18.69	$20.74	$15.15
Net Investment Income/(Loss)*	0.50	0.45	0.45	0.39	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	3.70	4.19	2.39	(2.08)	5.69
Net Increase/(Decrease) in Net Assets Resulting from Operations	4.20	4.64	2.84	(1.69)	5.94
Dividends to Shareholders from Net Investment Income	(0.47)	(0.43)	(0.30)	(0.36)	(0.35)
Distributions to Shareholders from Net Realized Gains	(0.73)	—	—	—	—
Total Dividend and Distributions to Shareholders	(1.20)	(0.43)	(0.30)	(0.36)	(0.35)
Net Asset Value, End of Period	$28.44	$25.44	$21.23	$18.69	$20.74
Total Investment Return[1]	17.49%	22.17%	15.28%	(8.27)%	39.66%
Net Assets, End of Period (000)	$277,172	$244,647	$212,164	$171,407	$183,433
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.11%	1.11%	1.11%	1.13%	1.04%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.98%	1.98%	2.20%	1.94%	1.38%
Portfolio Turnover Rate	55%	48%	51%	59%	88%

*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021** through August 31, 2022
Net Asset Value, Beginning of Period	$11.95	$10.00	$8.62	$10.00
Net Investment Income/(Loss)*	0.19	0.13	0.17	0.11
Net Realized and Unrealized Gain/(Loss) on Investments	1.92	1.98	1.35	(1.49)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.11	2.11	1.52	(1.38)
Dividends to Shareholders from Net Investment Income	(0.17)	(0.16)	(0.14)	—
Distributions to Shareholders from Net Realized Gains	—	—	—	—
Total Dividend and Distributions to Shareholders	(0.17)	(0.16)	(0.14)	—
Net Asset Value, End of Period	$13.89	$11.95	$10.00	$8.62
Total Investment Return[1]	17.96%	21.34%	17.71%	(13.80)%
Net Assets, End of Period (000)	$12,080	$11,397	$23,897	$22,640
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	0.90%	0.90%	0.90%	0.90%[3]
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.74%	1.53%	1.36%	1.73%[3]
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	1.49%	1.23%	1.80%	1.75%[3]
Portfolio Turnover Rate	69%	73%	77%	55%[4]

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$15.04	$14.99	$14.73	$14.21	$15.15
Net Investment Income/(Loss)*	0.05	0.06	0.07	(0.13)	(0.12)
Net Realized and Unrealized Gain/(Loss) on Investments	2.15	2.96	1.96	1.29	3.69
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.20	3.02	2.03	1.16	3.57
Dividends to Shareholders from Net Investment Income	(0.08)	(0.27)	—	—	—
Distributions to Shareholders from Net Realized Gains	(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total Dividend and Distributions to Shareholders	(2.71)	(2.97)	(1.77)	(0.64)	(4.51)
Net Asset Value, End of Period	$14.53	$15.04	$14.99	$14.73	$14.21
Total Investment Return[1]	17.30%	23.51%	14.69%	8.35%	29.08%
Net Assets, End of Period (000)	$62,729	$47,563	$56,303	$54,733	$49,551
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	2.37%	2.04%	2.02%	2.55%	2.60%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.96%	1.96%	1.96%	1.96%	1.97%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	2.98%	2.72%	2.67%	3.18%	3.14%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.34%	0.43%	0.50%	(0.87)%	(0.91)%
Portfolio Turnover Rate	54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$11.90	$12.45	$12.54	$12.22	$13.64
Net Investment Income/(Loss)*	0.01	0.02	0.03	(0.14)	(0.14)
Net Realized and Unrealized Gain/(Loss) on Investments	1.63	2.38	1.65	1.10	3.23
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.64	2.40	1.68	0.96	3.09
Dividends to Shareholders from Net Investment Income	(0.06)	(0.25)	—	—	—
Distributions to Shareholders from Net Realized Gains	(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total Dividend and Distributions to Shareholders	(2.69)	(2.95)	(1.77)	(0.64)	(4.51)
Net Asset Value, End of Period	$10.85	$11.90	$12.45	$12.54	$12.22
Total Investment Return[1]	17.00%	23.26%	14.44%	8.07%	28.71%
Net Assets, End of Period (000)	$18,501	$15,331	$11,748	$11,720	$11,571
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	2.62%	2.29%	2.27%	2.80%	2.85%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	2.21%	2.21%	2.21%	2.21%	2.22%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	3.23%	2.97%	2.92%	3.43%	3.39%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.09%	0.18%	0.25%	(1.12)%	(1.16)%
Portfolio Turnover Rate	54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$15.09	$14.15	$15.98	$16.82	$13.31
Net Investment Income/(Loss)*	0.09	0.12	0.16	(0.02)	(0.10)
Net Realized and Unrealized Gain/(Loss) on Investments	1.13	2.32	0.95	1.18	3.61
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.22	2.44	1.11	1.16	3.51
Dividends to Shareholders from Net Investment Income	(0.12)	(0.34)	(0.22)	—	—
Distributions to Shareholders from Net Realized Gains	(1.42)	(1.16)	(2.72)	(2.00)	—
Total Dividend and Distributions to Shareholders	(1.54)	(1.50)	(2.94)	(2.00)	—
Net Asset Value, End of Period	$14.77	$15.09	$14.15	$15.98	$16.82
Total Investment Return[1]	8.85%	18.79%	7.16%	7.17%	26.37%
Net Assets, End of Period (000)	$529,974	$584,044	$688,944	$801,913	$808,565
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.41%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.64%	0.88%	1.12%	(0.10)%	(0.66)%
Portfolio Turnover Rate	65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$14.45	$13.62	$15.48	$16.39	$13.01
Net Investment Income/(Loss)*	0.05	0.09	0.12	(0.05)	(0.13)
Net Realized and Unrealized Gain/(Loss) on Investments	1.09	2.21	0.92	1.14	3.51
Net Increase/(Decrease) in Net Assets Resulting from Operations	1.14	2.30	1.04	1.09	3.38
Dividends to Shareholders from Net Investment Income	(0.10)	(0.31)	(0.18)	—	—
Distributions to Shareholders from Net Realized Gains	(1.42)	(1.16)	(2.72)	(2.00)	—
Total Dividend and Distributions to Shareholders	(1.52)	(1.47)	(2.90)	(2.00)	—
Net Asset Value, End of Period	$14.07	$14.45	$13.62	$15.48	$16.39
Total Investment Return[1]	8.58%	18.43%	6.92%	6.91%	25.98%
Net Assets, End of Period (000)	$8,868	$7,907	$7,483	$11,989	$10,220
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	1.66%	1.65%	1.65%	1.65%	1.65%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.39%	0.63%	0.87%	(0.35)%	(0.91)%
Portfolio Turnover Rate	65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$28.91	$27.43	$27.51	$32.34	$21.06
Net Investment Income/(Loss)*	0.18	0.22	0.24	0.18	0.15
Net Realized and Unrealized Gain/(Loss) on Investments	2.83	4.57	1.60	(2.86)	11.27
Net Increase/(Decrease) in Net Assets Resulting from Operations	3.01	4.79	1.84	(2.68)	11.42
Dividends to Shareholders from Net Investment Income	(0.23)	(0.25)	(0.26)	(0.12)	(0.14)
Distributions to Shareholders from Net Realized Gains	(3.52)	(3.06)	(1.66)	(2.03)	—
Total Dividend and Distributions to Shareholders	(3.75)	(3.31)	(1.92)	(2.15)	(0.14)
Net Asset Value, End of Period	$28.17	$28.91	$27.43	$27.51	$32.34
Total Investment Return[1]	10.97%	19.09%	7.17%	(8.88)%	54.40%
Net Assets, End of Period (000)	$585,921	$542,807	$533,633	$688,375	$776,442
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.02%	1.03%	1.04%	1.02%	1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.65%	0.84%	0.91%	0.61%	0.52%
Portfolio Turnover Rate	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$27.16	$25.95	$26.12	$30.81	$20.07
Net Investment Income/(Loss)*	0.10	0.15	0.17	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	2.65	4.30	1.51	(2.72)	10.75
Net Increase/(Decrease) in Net Assets Resulting from Operations	2.75	4.45	1.68	(2.62)	10.82
Dividends to Shareholders from Net Investment Income	(0.16)	(0.18)	(0.19)	(0.04)	(0.08)
Distributions to Shareholders from Net Realized Gains	(3.52)	(3.06)	(1.66)	(2.03)	—
Total Dividend and Distributions to Shareholders	(3.68)	(3.24)	(1.85)	(2.07)	(0.08)
Net Asset Value, End of Period	$26.23	$27.16	$25.95	$26.12	$30.81
Total Investment Return[1]	10.69%	18.80%	6.90%	(9.11)%	54.01%
Net Assets, End of Period (000)	$54,719	$57,367	$61,041	$82,898	$104,282
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.27%	1.28%	1.29%	1.27%	1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.40%	0.59%	0.66%	0.36%	0.27%
Portfolio Turnover Rate	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SELECT SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021** through August 31, 2022
Net Asset Value, Beginning of Period	$12.09	$11.82	$9.40	$10.00
Net Investment Income/(Loss)*	0.03	—	0.07	(0.01)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.48)	1.82	2.37	(0.59)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(0.45)	1.82	2.44	(0.60)
Dividends to Shareholders from Net Investment Income	(0.01)	(0.06)	—	—
Distributions to Shareholders from Net Realized Gains	(0.37)	(1.49)	(0.02)	—
Total Dividend and Distributions to Shareholders	(0.38)	(1.55)	(0.02)	—
Net Asset Value, End of Period	$11.26	$12.09	$11.82	$9.40
Total Investment Return[1]	(3.86)%	18.12%	25.94%	(6.00)%
Net Assets, End of Period (000)	$189,412	$123,630	$107,329	$17,845
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.10%	1.10%	1.10%	1.10%[3]
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.13%	1.13%	1.16%	2.93%[3]
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.28%	0.02%	0.65%	(0.22)%[3]
Portfolio Turnover Rate	155%	160%	118%	70%[4]

*	Calculated based on average shares outstanding.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net Asset Value, Beginning of Period	$21.13	$18.81	$19.92	$19.33	$11.96
Net Investment Income/(Loss)*	0.16	0.16	0.20	0.09	0.07
Net Realized and Unrealized Gain/(Loss) on Investments**	0.12	3.56	1.80	0.80	7.39
Net Increase/(Decrease) in Net Assets Resulting from Operations	0.28	3.72	2.00	0.89	7.46
Dividends to Shareholders from Net Investment Income	(0.16)	(0.21)	(0.09)	(0.07)	(0.09)
Distributions to Shareholders from Net Realized Gains	(1.07)	(1.19)	(3.02)	(0.23)	—
Total Dividend and Distributions to Shareholders	(1.23)	(1.40)	(3.11)	(0.30)	(0.09)
Net Asset Value, End of Period	$20.18	$21.13	$18.81	$19.92	$19.33
Total Investment Return[1]	1.39%	20.99%	11.35%	4.59%	62.66%
Net Assets, End of Period (000)	$32,413	$33,078	$29,263	$32,264	$27,602
Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	1.21%	1.27%	1.32%	1.26%	1.28%
Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	0.81%	0.84%	1.06%	0.44%	0.40%
Portfolio Turnover Rate	92%	74%	90%	92%	114%

*	Calculated based on average shares outstanding.
**

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

Notes to Financial Statements

AUGUST 31, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”) and WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”) (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund are single class funds, offering only the Institutional Class of shares.

The investment objective of BP All-Cap Value Fund and BP Small Cap Value Fund II is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Emerging Markets Dynamic Equity Fund and BP Global Equity Fund is to seek long-term capital growth. The investment objective of BP Global Sustainability Fund, and WPG Select Small Cap Value Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period” or the “reporting period”).

PORTFOLIO VALUATION — The Funds’ value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair

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or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities within Cash and cash equivalents.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

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FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, and BP Long/Short Research Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had net income/(charges) of $(63,542), $248,056, and $3,479,511, respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, and BP Long/Short Research Fund were invested in securities sold short. Information regarding values of securities and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively.

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In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research fund borrowed a maximum of $200,525, $4,364,155 and $11,665,481, respectively. At the end of the reporting period, BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had an outstanding loan totaling $0, $2,045,263 and $3,671,112. The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, and BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP EMERGING MARKETS DYNAMIC EQUITY FUND			BP LONG/SHORT EQUITY FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
97	EUR 2,702	2.40%	73	AUD 15,739	4.28%
1	GBP 7,127	4.60%	137	EUR 20,181	2.49%
4	HKD 162,393	0.46%	364	USD 2,303,850	4.98%
39	USD 54,762	5.03%

BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
49	AUD 106,033	4.43%
35	CAD 41,813	3.15%
55	DKK 72,056	2.66%
91	EUR 155,146	2.59%
264	GBP 161,104	5.05%
267	HKD 1,682,582	3.25%
117	JPY 13,616,223	0.91%
102	MXN 1,051,507	9.44%
167	SEK 1,970,167	2.65%
262	USD 1,917,057	4.87%

The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund, and BP Long/Short Research Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $321, $116,253, and $86,752, respectively.

FUTURES CONTRACTS — As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund was invested in futures contracts. Information regarding the fair value of futures contracts held at year-end is included in the Statements of Assets and Liabilities. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) during the reporting period is included in the Statements of Operations.

During the current fiscal period, the average volume of futures contracts was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Emerging Markets Dynamic Equity Fund	$—	$447,216

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling

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to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. As of the end of the reporting period, BP Emerging Markets Dynamic Equity Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had cash deposits for CFDs, which were pledged as collateral. Information regarding values and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund and BP Long/Short Research Fund held CFDs. Information regarding fair value of CFDs held at year-end is included in the Statements of Assets and Liabilities. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) during the reporting period is included in the Statements of Operations.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Emerging Markets Dynamic Equity Fund	$25,602,574	$37,811,875
BP Long/Short Equity Fund	—	89,005
BP Long/Short Research Fund	—	83,442,546

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Dynamic Equity Fund
Bank of America Securities, Inc.	$111,212	$(111,212)	$—	$—	$(341,104)	$111,212	$229,892	$—
Goldman Sachs	2,325,655	(867,204)	—	1,458,451	(867,204)	867,204	—	—
HSBC Bank	326,485	(326,485)	—	—	(356,867)	326,485	30,382	—
J.P. Morgan Securities, Inc.	520,593	(520,593)	—	—	(562,550)	520,593	—	(41,957)
Morgan Stanley	2,327,726	(1,346,992)	—	980,734	(1,346,992)	1,346,992	—	—
UBS	121,371	(121,371)	—	—	(218,106)	121,371	96,735	—
Total	$5,733,042	$(3,293,857)	$—	$2,439,185	$(3,692,823)	$3,293,857	$357,009	$(41,957)
BP Long/Short Research Fund
Bank of America Securities, Inc.	$1,477,365	$(44,675)	$—	$1,432,690	$(44,675)	$44,675	$—	$—
Goldman Sachs	1,039,968	(1,039,968)	—	—	(1,880,697)	1,039,968	840,729	—
HSBC Bank	—	—	—	—	(55,602)	—	55,602	—
J.P. Morgan Securities, Inc.	414,143	(414,143)	—	—	(907,980)	414,143	—	(493,837)
Morgan Stanley	4,489,977	(3,848,748)	—	641,229	(3,848,748)	3,848,748	—	—
Total	$7,421,453	$(5,347,534)	$—	$2,073,919	$(6,737,702)	$5,347,534	$896,331	$(493,837)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Actual collateral pledged may be more than the amount shown.

[3]	Net amount represents the net amount payable to the counterparty in the event of default.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Funds may purchase and sell(write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

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The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Funds did not hold purchased or written options. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) of options during the reporting period is included in the Statements of Operations.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$6,267	$12,998
BP Long/Short Research Fund	—	13,821

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A
BP Global Equity Fund	0.90	0.95	N/A
BP Global Sustainability Fund	0.80	0.90	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75

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		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP Small Cap Value Fund II	0.85%	0.99%	1.24%
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

During the current fiscal period, investment advisory fees recouped were as follows:

FUND	RECOUPMENTS
BP All-Cap Value Fund	$—
BP Emerging Markets Dynamic Equity Fund	—
BP Global Equity Fund	—
BP Global Sustainability Fund	—
BP Long/Short Equity Fund	—
BP Long/Short Research Fund	—
BP Small Cap Value Fund II	24,555
WPG Select Small Cap Value Fund	66,669
WPG Small Cap Value Diversified Fund	—

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

FUND	AUGUST 31, 2026	AUGUST 31, 2027	AUGUST 31, 2028	TOTAL
BP All-Cap Value Fund	$581,154	$650,637	$657,804	$1,889,595
BP Emerging Markets Dynamic Equity Fund	150,185	113,783	172,528	436,496
BP Global Equity Fund	312,531	357,823	394,414	1,064,768
BP Global Sustainability Fund	102,575	94,610	92,228	289,413
BP Long/Short Equity Fund	440,825	414,321	416,555	1,271,701
BP Small Cap Value Fund II	313,733	231,790	196,442	741,965
WPG Select Small Cap Value Fund	52,965	39,014	47,132	139,111
WPG Small Cap Value Diversified Fund	64,117	51,465	36,289	151,871

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$510,186,090	$816,923,939
BP Emerging Markets Dynamic Equity Fund	78,139,683	79,008,653
BP Global Equity Fund	131,888,022	134,668,161
BP Global Sustainability Fund	7,673,418	8,579,314
BP Long/Short Equity Fund	37,384,856	36,017,527
BP Long/Short Research Fund	354,356,184	432,901,462
BP Small Cap Value Fund II	389,011,745	405,449,422
WPG Select Small Cap Value Fund	301,068,380	239,575,821
WPG Small Cap Value Diversified Fund	28,621,638	28,447,520

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

7.	FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments, including derivatives and foreign currency, held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$764,873,615	$596,705,636	$(6,018,038)	$590,687,598
BP Emerging Markets Dynamic Equity Fund	45,380,150	12,912,124	(4,888,059)	8,024,065
BP Global Equity Fund	206,166,343	74,761,924	(7,242,179)	67,519,745
BP Global Sustainability Fund	9,150,195	2,992,006	(257,758)	2,734,248
BP Long/Short Equity Fund	41,919,980	32,116,188	(6,412,161)	25,704,027
BP Long/Short Research Fund	281,454,998	194,135,861	(18,783,749)	175,352,112
BP Small Cap Value Fund II	552,188,816	168,533,425	(22,311,561)	146,221,864
WPG Select Small Cap Value Fund	166,375,832	27,091,669	(15,352,609)	11,739,060
WPG Small Cap Value Diversified Fund	33,081,498	5,909,555	(1,767,014)	4,142,541

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025 were reclassified among the following accounts. They are primarily attributable to deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(15,304,321)	$15,304,321
BP Emerging Markets Dynamic Equity Fund	—	—
BP Global Equity Fund	(735,708)	735,708
BP Global Sustainability Fund	—	—
BP Long/Short Equity Fund	(893,953)	893,953
BP Long/Short Research Fund	(13,169,470)	13,169,470
BP Small Cap Value Fund II	(4,756,490)	4,756,490
WPG Select Small Cap Value Fund	(941,667)	941,667
WPG Small Cap Value Diversified Fund	(218,333)	218,333

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$7,898,743	$96,128,048	$—	$—	$—	$590,687,598
BP Emerging Markets Dynamic Equity Fund	1,445,147	—	(17,968,476)	—	(73,380)	8,024,065
BP Global Equity Fund	8,432,265	13,659,951	—	—	—	67,519,745
BP Global Sustainability Fund	154,363	935,889	—	—	—	2,734,248
BP Long/Short Equity Fund	2,304,806	5,355,099	—	—	(104,282)	25,704,027
BP Long/Short Research Fund	5,382,747	44,223,778	—	—	(560,311)	175,352,112
BP Small Cap Value Fund II	$3,536,944	$39,103,873	$—	$—	$—	$146,221,864
WPG Select Small Cap Value Fund	445,518	229,312	—	—	—	11,739,060
WPG Small Cap Value Diversified Fund	365,764	2,638,136	—	—	—	4,142,531

The temporary differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 was as follows:

	2025			2024
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$14,315,274	$121,107,077	$135,422,351	$20,422,209	$116,181,081	$136,603,290
BP Emerging Markets Dynamic Equity Fund	—	—	—	—	—	—
BP Global Equity Fund	4,444,770	6,862,838	11,307,608	4,137,287	—	4,137,287
BP Global Sustainability Fund	164,124	—	164,124	383,298	—	383,298
BP Long/Short Equity Fund	5,977,261	6,431,700	12,408,961	5,479,195	6,542,936	12,022,131
BP Long/Short Research Fund	4,599,811	55,804,947	60,404,758	25,433,392	41,826,339	67,259,731
BP Small Cap Value Fund II	7,882,656	66,175,952	74,058,608	7,336,862	60,236,676	67,573,538
WPG Select Small Cap Value Fund	3,800,237	1,531,193	5,331,430	13,481,054	892,091	14,373,145
WPG Small Cap Value Diversified Fund	898,973	1,077,343	1,976,316	469,112	1,644,847	2,113,959

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the current fiscal period, the BP Global Sustainability Fund had utilized $312,071 of capital loss carryforwards.

As of August 31, 2025, the BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $17,968,476.

8.	SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$86,571,889	$88,613,292	$70,645
BP Global Equity Fund	6,233,626	6,359,884	12,179
BP Long/Short Equity Fund	7,083,996	7,324,416	25,901
BP Small Cap Value Fund II	72,057,387	74,514,606	209,567
WPG Small Cap Value Diversified Fund	5,352,225	5,475,711	15,317

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2025

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
BP All-Cap Value Fund	$86,571,889	—	$86,571,889	$(86,571,889)	—	—
BP Global Equity Fund	6,233,626	—	6,233,626	(6,233,626)	—	—
BP Long/Short Equity Fund	7,083,996	—	7,083,996	(7,083,996)	—	—
BP Small Cap Value Fund II	72,057,387	—	72,057,387	(72,057,387)	—	—
WPG Small Cap Value Diversified Fund	5,352,225	—	5,352,225	(5,352,225)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilites. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

9.	LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. This is a 181-day LoC. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The amount eligible to be borrowed must also be less than 300% of the market value of the assets pledged as collateral. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 7.50% at August 31, 2025. Interest expense is included in Other expenses on the Statements of Operations.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	5	$7,048,600	$13,261,000	$7,434	7.53%
BP Global Sustainability Fund	5	501,200	795,000	522	7.50%
BP Long/Short Equity Fund	3	482,000	482,000	301	7.50%
BP Long/Short Research Fund	14	3,383,500	19,508,000	9,969	7.54%
BP Small Cap Value Fund II	1	5,785,000	5,785,000	1,366	8.50%

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

AUGUST 31, 2025

10.	New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for each Fund and selected Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

BOSTON PARTNERS INVESTMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Boston Partners All-Cap Value Fund, Boston Partners Emerging Markets Dynamic Equity Fund, Boston Partners Global Equity Fund, Boston Partners Global Sustainability Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund (the “Funds”), each a series of The RBB Fund, Inc., as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years or periods ended August 31, 2024, and prior, were audited by other auditors whose report dated October 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.

Cleveland, Ohio
October 30, 2025

BOSTON PARTNERS INVESTMENT FUNDS

Shareholder Tax Information (UNAUDITED)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the following dividends and distributions were paid by each of the Funds:

FUND	ORDINARY INCOME	LONG-TERM GAINS
BP All-Cap Value Fund	$14,315,274	$121,107,077
BP Emerging Markets Dynamic Equity Fund	—	—
BP Global Equity Fund	4,444,770	6,862,838
BP Global Sustainability Fund	164,124	—
BP Long/Short Equity Fund	5,977,261	6,431,700
BP Long/Short Research Fund	4,599,811	55,804,947
BP Small Cap Value Fund II	7,882,656	66,175,952
WPG Select Small Cap Value Fund	3,800,237	1,531,193
WPG Small Cap Value Diversified Fund	898,973	1,077,343

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 (the “Act”) the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

FUND
BP All-Cap Value Fund	100.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Global Equity Fund	96.03%
BP Global Sustainability Fund	100.00%
BP Long/Short Equity Fund	22.13%
BP Long/Short Research Fund	100.00%
BP Small Cap Value Fund II	96.58%
WPG Select Small Cap Value Fund	9.25%
WPG Small Cap Value Diversified Fund	32.06%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

FUND
BP All-Cap Value Fund	100.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Global Equity Fund	32.84%
BP Global Sustainability Fund	37.98%
BP Long/Short Equity Fund	10.44%
BP Long/Short Research Fund	100.00%
BP Small Cap Value Fund II	93.42%
WPG Select Small Cap Value Fund	8.78%
WPG Small Cap Value Diversified Fund	25.13%

BOSTON PARTNERS INVESTMENT FUNDS

SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONCLUDED)

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

FUND
All-Cap Value Fund	0.00%
Emerging Markets Dynamic Equity Fund	0.00%
Global Equity Fund	0.69%
Global Sustainability Fund	6.59%
Long Short Equity Fund	2.54%
Long Short Research	2.73%
Small Cap Value II Fund	0.00%
WPG Partners Select Small Cap Value Fund	0.00%
WPG Partners Small Cap Value Diversified Fund	0.00%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

FUND
All-Cap Value Fund	12.72%
Emerging Markets Dynamic Equity Fund	0.00%
Global Equity Fund	0.00%
Global Sustainability Fund	0.00%
Long Short Equity Fund	94.15%
Long Short Research	0.00%
Small Cap Value II Fund	45.03%
WPG Partners Select Small Cap Value Fund	96.25%
WPG Partners Small Cap Value Diversified Fund	72.37%

Pursuant to Section 853 of the Internal Revenue Code, as amended, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 8/31/2025
Emerging Markets Dynamic Equity Fund	1,452,760	139,421	0.21343804	0.02048353	6,806,473
Global Equity Fund	6,358,261	328,563	0.65251329	0.03371861	9,744,263
Global Sustainability Fund	224,750	15,982	0.25849851	0.01838184	869,445

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

BOSTON PARTNERS INVESTMENT FUNDS

Other Information (UNAUDITED)

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Boston Partners and the Company (the “Investment Advisory Agreement”) on behalf of the Boston Partners Small Cap Value Fund II, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Global Equity Fund, Boston Partners Global Sustainability Fund, Boston Partners Emerging Markets Dynamic Equity Fund, and the WPG Partners Select Small Cap Value Fund (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Boston Partners with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Boston Partners with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Boston Partners, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Boston Partners were present. Among other things, the Directors considered (i) the nature, extent, and quality of Boston Partners’ services provided to the Funds; (ii) descriptions of the experience and qualifications of Boston Partners personnel providing those services; (iii) Boston Partners’ investment philosophies and processes; (iv) Boston Partners’ assets under management and client descriptions; (v) Boston Partners’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Boston Partners’ current advisory fee arrangements with the Company and other similarly managed clients; (vii) Boston Partners’ compliance procedures; (viii) Boston Partners’ financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to such Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Boston Partners. The Directors concluded that Boston Partners had substantial resources to provide services to the Funds and that Boston Partners’ services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors noted that the Boston Partners All-Cap Value Fund outperformed its benchmark, the Russell 3000 Value Index, for the three-month, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024, and underperformed its benchmark for the one-year period ended December 31, 2024. The Board noted that the Fund’s total return equaled the median of its Peer Group for the three-month and ten-year periods ended December 31, 2024, outperformed the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the one-year, three-year, and five-year periods ended December 31, 2024.

The Directors noted that the Boston Partners Long/Short Equity Fund outperformed its primary benchmark, the S&P 500 Index, for the three-year and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-month, one-year, five-year, and ten-year periods ended December 31, 2024. The Directors noted that the Boston Partners Long/Short Equity Fund outperformed the median of its Peer Group for the one-year, three-year, five-year, and ten-year periods ended December 31, 2024, equaled the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed its primary benchmark, the Russell 2000 Value Index, for the one-year, three-year, and five-year periods ended December 31, 2024, and underperformed its benchmark for the three-month and ten-year periods ended December 31, 2024. The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed the median of its Peer Group for the one-year, three-year and five-year periods ended December 31, 2024, equaled the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month and ten-year periods ended December 31, 2024.

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (UNAUDITED) (CONTINUED)

Next, the Directors also reviewed the performance of the Boston Partners Long/Short Research Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors noted that the Boston Partners Long/Short Research Fund outperformed the median of its Peer Group for the one-year, three-year, and five-year periods ended December 31, 2024, matched the performance of the median for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month and ten-year periods ended December 31, 2024.

The Directors next reviewed the performance of the Boston Partners Small Cap Value Fund II, which outperformed its benchmark, the Russell 2000 Value Index, for the three-month, one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024. The Directors noted that the Boston Partners Small Cap Value Fund II outperformed the median of its Peer Group for the three-month, one-year, three-year, ten-year, and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the five-year period ended December 31, 2024.

The Directors also considered the performance of the Boston Partners Global Equity Fund, which underperformed its benchmark, the MSCI World Net Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors noted that the Boston Partners Global Equity Fund outperformed the median of its Peer Group for the three-year, five-year, ten-year, and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2024.

The Directors also considered the performance of the Boston Partners Global Sustainability Fund, which underperformed its benchmark, the MSCI World Net Return Index, for the three-month, one-year, three-year and since-inception periods ended December 31, 2024. The Directors noted that the Boston Partners Global Sustainability Fund outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2024.

The Directors then reviewed the performance of the Boston Partners Emerging Markets Dynamic Equity Fund, which outperformed its benchmark, the MSCI Emerging Markets Index, for the three-month and three-year periods ended December 31, 2024, and underperformed its benchmark for the one-year, five year, and since-inception periods ended December 31, 2024. The Directors also noted that the Boston Partners Emerging Markets Dynamic Equity Fund underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2024.

The Directors noted that the WPG Partners Select Small Cap Value Fund outperformed its primary benchmark, the Russell 2000 Value Index, for the three-year and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-month and one-year periods ended December 31, 2024. The Directors noted that the WPG Partners Select Small Cap Value Fund outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that Boston Partners had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 for the Funds to limit total annual operating expenses to agreed upon levels for each Fund.

The Directors noted that the Boston Partners Small Cap Value Fund II’s net advisory fee was above the median and ranked in the 4th quintile of its Peer Group and the Fund’s total net expenses were above the median and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the Boston Partners Long/Short Equity Fund’s net advisory fee was above the median and ranked in the 5th quintile of its Peer Group, and the Fund’s total net expenses was above the median and ranked in the 4th quintile of its Peer Group.

The Directors noted that the Boston Partners Long/Short Research Fund’s net advisory fee was above the median and ranked in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the Boston Partners All-Cap Value Fund’s net advisory fee was below the median and ranked in the 2nd quintile of its Peer Group and the Fund’s total net expenses were below the median and ranked in the 2nd quintile of its Peer Group.

The Directors noted that the Boston Partners Global Equity Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses was above the median and in the 5th quintile of its Peer Group.

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (UNAUDITED) (CONCLUDED)

The Directors noted that the Boston Partners Global Sustainability Fund’s net advisory matched the median and was in the 3rd quintile of its Peer Group, and the Fund’s total net expenses matched the median and was in the 2nd quintile of its Peer Group.

The Directors noted that the Boston Partners Emerging Markets Dynamic Equity Fund’s net advisory fee was below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the WPG Partners Select Small Cap Value Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Boston Partners’ services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2026.

About Boston Partners

Boston Partners is a value equity manager with a distinctive approach to investing — one that combines attractive valuation characteristics with strong business fundamentals and positive business momentum in every portfolio. The consistent application of this approach over nearly 30 years by an experienced and long-tenured team has created a proven record of performance across economic cycles, market capitalizations, and geographies.

INVESTMENT ADVISER
Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP One
Logan Square, Ste. 2000 Philadelphia,
PA 19103-6996

BostonPartners
One Beacon Street | Boston, MA 02108 | tel: 617-832-8200 | bostonpartners.com

Printed In the U.S.A

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Financial Statements

August 31, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Consolidated Schedule of Investments

August 31, 2025

	Par	Value
SHORT-TERM INVESTMENTS — 81.2%
U.S. TREASURY BILLS — 73.1%
4.16%, 09/04/2025 (a)	$270,000,000	$269,936,550
4.11%, 10/09/2025 (a)	290,000,000	288,751,057
4.18%, 11/13/2025 (a)	225,000,000	223,170,750
4.19%, 12/04/2025 (a)	225,000,000	222,664,392
4.19%, 01/08/2026 (a)	200,000,000	197,223,112
4.03%, 02/05/2026 (a)	240,000,000	235,975,200
		1,437,721,061

	SHARES
MONEY MARKET FUNDS — 8.1%
BlackRock Liquidity Funds T-Fund - Institutional Class, 4.16% (b)	159,716,606	159,716,606
TOTAL SHORT TERM INVESTMENTS (Cost $1,597,043,924)		1,597,437,667

TOTAL INVESTMENTS — 81.2% (Cost $1,597,043,924)		1,597,437,667
Other Assets in Excess of Liabilities — 18.8%		369,490,423
TOTAL NET ASSETS — 100.0%		$1,966,928,090

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
1

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (CONTINUED)

August 31, 2025

Futures contracts outstanding as of August 31, 2025 were as follows:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	404	03/16/2027	$71,693,195	$54,472
3 Month Euribor	12,217	09/14/2026	3,505,828,922	542,523
ASX SPI 200 Index	310	09/18/2025	45,328,370	26,084
Austrailian Government 10 Year Bonds	5,725	09/15/2025	426,001,485	(382,738)
Austrailian Government 3 Year Bonds	10,099	09/15/2025	709,353,186	(506,068)
Canadian Canola Oil	2,700	11/14/2025	24,629,992	(2,096,006)
Copper	170	12/29/2025	19,509,625	300,480
Corn No. 2 Yellow	4,383	12/12/2025	92,097,788	3,005,888
Dow Jones Industrial Average Index	46	09/19/2025	10,488,230	244,236
Euro-BOBL	2,603	09/08/2025	357,696,667	(325,422)
Euro-BTP Italian Government Bonds	143	09/08/2025	20,117,400	(52,607)
Euro-Schatz	23,446	09/08/2025	2,936,613,077	(518,431)
Feeder Cattle	214	10/30/2025	38,998,825	2,330,041
FTSE 100 Index	661	09/19/2025	82,359,210	(543,784)
FTSE China A50 Index	379	09/29/2025	5,679,315	36,490
FTSE/JSE Top 40 Index	1,465	09/18/2025	78,179,011	2,484,811
FTSE/MIB Index	405	09/19/2025	100,087,977	3,111,843
Gold	755	12/29/2025	265,465,550	4,361,875
Hang Seng China Enterprises Index	6	09/29/2025	343,660	(9,869)
IBEX 35 Index	596	09/19/2025	104,369,901	(427,553)
ICE 3 Month SONIA Rate	3,379	12/15/2026	1,100,723,431	10,440
Live Cattle	2,022	10/31/2025	193,828,920	16,207,904
London Metals - Aluminum(a)	3,307	09/15/2025	216,405,946	6,608,882
London Metals - Aluminum(a)	1,656	12/15/2025	108,354,150	(25,170)
London Metals - Copper(a)	1,280	09/15/2025	315,045,123	4,255,314
London Metals - Copper(a)	621	12/15/2025	154,011,726	935,796
London Metals - Lead(a)	2,468	09/15/2025	121,051,081	(2,657,871)
London Metals - Lead(a)	127	12/15/2025	6,346,158	(27,735)
London Metals - Nickel(a)	776	09/15/2025	71,174,317	22
London Metals - Nickel(a)	328	12/15/2025	30,424,473	516,610
London Metals - Zinc(a)	3,268	09/15/2025	230,940,573	6,303,736
London Metals - Zinc(a)	543	12/15/2025	38,311,365	(13,578)
Long Gilt	1,217	12/29/2025	148,896,872	(86,497)
Low Sulphur Gas Oil	836	10/10/2025	56,221,000	743,712
MSCI Singapore Index	2,444	09/29/2025	84,580,952	(256,935)
Nasdaq 100 Index	216	09/19/2025	101,354,760	408,614
Natural Gas	57	09/26/2025	1,708,290	15,712
NY Harbor ULSD	846	09/30/2025	80,650,534	368,787
S&P 500 Index	1,040	09/19/2025	336,583,000	(8,853)
S&P/Toronto Stock Exchange 60 Index	571	09/18/2025	141,004,798	1,709,352
SGX FTSE Taiwan Index	593	09/26/2025	47,582,320	125,214
SGX TSI Iron Ore	75	10/31/2025	776,025	249
Silver	244	12/29/2025	49,682,060	1,322,307
Soybeans	608	11/14/2025	32,056,800	1,014
Sugar #11	2,098	09/30/2025	38,465,571	(348,507)
TOPIX Index	13	09/11/2025	2,718,009	1,673
U.S. Treasury 10 Year Notes	8,381	12/19/2025	942,862,500	987,163
U.S. Treasury 5 Year Note	9,518	12/31/2025	1,041,923,563	870,718
U.S. Treasury Long Bonds	427	12/19/2025	48,784,750	(127,608)

The accompanying notes are an integral part of the financial statements.
2

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (Continued)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
UK Natural Gas	125	10/30/2025	$4,192,685	$(246,324)
				$49,230,406

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(4,647)	03/16/2027	$1,127,187,938	$(982,452)
Arabica Coffee	(139)	12/18/2025	20,125,463	(239,689)
Australian 90 Day Bank Bills	(1,699)	09/10/2026	1,103,343,589	(1,089)
Brent Crude Oil	(178)	10/31/2025	11,906,420	(17,806)
CAC40 10 Euro Index	(143)	09/19/2025	12,904,413	53,817
Canadian 10 Year Government Bonds	(2,038)	12/18/2025	178,832,330	(841,941)
Cotton No.2	(1,458)	12/08/2025	48,507,660	508,187
Crude Oil	(339)	09/22/2025	21,699,390	(117,600)
Crude Soybean Oil	(1,219)	12/12/2025	38,135,196	848,073
Euro BUXL 30 Year Bonds	(309)	09/08/2025	41,196,626	719,517
Euro STOXX 50 Quanto Index	(751)	09/19/2025	47,110,474	147,644
Euro-Bund	(867)	09/08/2025	131,403,594	12,491
French Government Bonds	(181)	09/08/2025	25,814,792	96,030
German Stock Index	(6)	09/19/2025	4,204,289	9,140
Hang Seng Index	(356)	09/29/2025	57,136,733	231,083
Hard Red Winter Wheat	(561)	12/12/2025	14,578,987	245,968
ICE European Climate Exchange Emissions	(457)	12/15/2025	39,023,866	(1,987,486)
Japanese 10 Year Government Bonds	(413)	09/12/2025	386,540,233	(25,622)
Lean Hogs	(406)	10/14/2025	15,432,060	(998,204)
London Metals - Aluminum(a)	(3,307)	09/15/2025	216,405,946	(3,604,929)
London Metals - Aluminum(a)	(726)	12/15/2025	47,503,087	(576,184)
London Metals - Copper(a)	(1,280)	09/15/2025	315,045,123	(5,135,833)
London Metals - Copper(a)	(245)	12/15/2025	60,761,470	(976,854)
London Metals - Lead(a)	(2,468)	09/15/2025	121,051,081	1,562,039
London Metals - Lead(a)	(1,165)	12/15/2025	58,214,759	205,058
London Metals - Nickel(a)	(776)	09/15/2025	71,174,316	(43,474)
London Metals - Nickel(a)	(57)	12/15/2025	5,287,180	(39,669)
London Metals - Zinc(a)	(3,268)	09/15/2025	230,940,573	(9,544,061)
London Metals - Zinc(a)	(543)	12/15/2025	38,311,365	(669,156)
MSCI EAFE Index	(77)	09/19/2025	10,476,235	(201,260)
MSCI Emerging Markets Index	(239)	09/19/2025	15,115,555	(493,661)
Natural Gas	(1,650)	10/30/2025	45,051,909	2,623,307
Nifty 50 Index	(1,205)	09/30/2025	59,172,730	1,078,047
Nikkei 225 Index	(104)	09/11/2025	30,211,697	9,434
OMXS30 Index	(295)	09/19/2025	8,207,605	24,306
Palladium	(397)	12/29/2025	44,622,800	268,149
Physcial Electricity Index	(70)	10/30/2025	5,113,906	(147,738)
Platinum	(34)	10/29/2025	2,329,850	(54,074)
Reformulated Gasoline Blendstock	(708)	09/30/2025	58,547,210	(949,687)
Robusta Coffee	(412)	11/24/2025	19,837,800	(5,516,856)
Russell 2000 Index	(389)	09/19/2025	46,092,610	(1,216,460)
S&P Mid Cap 400 Index	(67)	09/19/2025	21,831,950	49,599

The accompanying notes are an integral part of the financial statements.
3

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (Concluded)

August 31, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Soybean Meal	(5,672)	12/12/2025	$163,920,800	$4,595,101
U.S. Treasury 2 Year Notes	(8,816)	12/31/2025	1,838,480,371	(1,989,550)
U.S. Treasury Ultra Bonds	(97)	12/19/2025	11,306,563	21,069
US Cocoa	(149)	12/15/2025	11,487,900	897,030
Wheat	(751)	12/12/2025	20,061,087	(431,193)
				$(22,597,439)
Net Unrealized Appreciation (Depreciation)				$26,632,967

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
4

Campbell Systematic Macro Fund

CONSOLIDATED Schedule of INVESTMENTS

August 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/17/2025	AUD	6,551,550,000	USD	4,284,137,427	$4,980,341
UBS AG	09/17/2025	BRL	2,089,550,000	USD	373,118,677	10,369,125
UBS AG	09/17/2025	CAD	4,072,700,000	USD	2,974,147,075	(5,905,032)
UBS AG	09/17/2025	CHF	222,500,000	USD	278,275,382	452,032
UBS AG	09/17/2025	CLP	209,850,000,000	USD	220,888,565	(3,828,490)
UBS AG	09/17/2025	CNH	463,900,000	USD	64,754,906	498,289
UBS AG	09/17/2025	COP	1,022,580,000,000	USD	248,764,510	5,255,261
UBS AG	09/17/2025	CZK	5,325,600,000	USD	250,968,328	3,907,883
UBS AG	09/17/2025	EUR	1,595,300,000	USD	1,857,176,686	11,456,876
UBS AG	09/17/2025	GBP	1,728,700,000	USD	2,334,592,405	2,359,197
UBS AG	09/17/2025	HUF	90,219,000,000	USD	258,885,103	7,108,748
UBS AG	09/17/2025	IDR	3,544,975,000,000	USD	217,167,280	(2,271,923)
UBS AG	09/17/2025	INR	41,652,000,000	USD	479,865,564	(8,136,891)
UBS AG	09/17/2025	JPY	381,601,500,000	USD	2,641,063,386	(38,869,230)
UBS AG	09/17/2025	KRW	313,920,000,000	USD	231,528,397	(5,501,013)
UBS AG	09/17/2025	MXN	6,006,000,000	USD	314,201,484	6,938,251
UBS AG	09/17/2025	NOK	9,913,350,000	USD	980,494,439	5,809,577
UBS AG	09/17/2025	NZD	1,925,500,000	USD	1,159,693,600	(22,959,386)
UBS AG	09/17/2025	PHP	17,565,000,000	USD	310,923,611	(3,746,061)
UBS AG	09/17/2025	PLN	1,740,525,000	USD	471,880,131	5,656,565
UBS AG	09/17/2025	SEK	3,955,650,000	USD	414,940,863	3,513,747
UBS AG	09/17/2025	SGD	39,627,000	USD	31,260,012	(327,224)
UBS AG	09/17/2025	TWD	216,000,000	USD	7,543,993	(467,163)
UBS AG	09/17/2025	USD	4,176,525,569	AUD	6,420,700,000	(26,928,339)
UBS AG	09/17/2025	USD	230,741,291	BRL	1,298,200,000	(7,512,813)
UBS AG	09/17/2025	USD	2,795,206,352	CAD	3,831,150,000	3,009,405
UBS AG	09/17/2025	USD	393,047,833	CHF	316,050,000	(2,870,367)
UBS AG	09/17/2025	USD	239,766,483	CLP	227,550,000,000	4,398,267
UBS AG	09/17/2025	USD	146,717,418	CNH	1,047,700,000	(654,370)
UBS AG	09/17/2025	USD	135,024,555	COP	557,580,000,000	(3,484,259)
UBS AG	09/17/2025	USD	134,812,824	CZK	2,838,400,000	(1,029,266)
UBS AG	09/17/2025	USD	1,697,180,444	EUR	1,458,650,000	(11,389,947)
UBS AG	09/17/2025	USD	1,859,128,014	GBP	1,372,750,000	3,369,170
UBS AG	09/17/2025	USD	107,691,256	HUF	37,287,000,000	(2,242,491)
UBS AG	09/17/2025	USD	243,565,768	IDR	3,988,075,000,000	1,809,818
UBS AG	09/17/2025	USD	391,758,052	INR	33,942,000,000	7,348,789
UBS AG	09/17/2025	USD	2,267,574,391	JPY	329,785,500,000	18,720,807
UBS AG	09/17/2025	USD	279,673,404	KRW	384,735,000,000	2,658,096
UBS AG	09/17/2025	USD	375,310,809	MXN	7,126,800,000	(5,757,899)
UBS AG	09/17/2025	USD	584,991,537	NOK	5,925,150,000	(4,516,474)
UBS AG	09/17/2025	USD	1,891,467,196	NZD	3,173,600,000	17,907,236
UBS AG	09/17/2025	USD	269,540,144	PHP	15,354,000,000	1,028,666
UBS AG	09/17/2025	USD	399,064,275	PLN	1,472,250,000	(4,867,527)
UBS AG	09/17/2025	USD	558,612,681	SEK	5,325,750,000	(4,780,097)
UBS AG	09/17/2025	USD	142,446,263	SGD	182,121,000	282,835
UBS AG	09/17/2025	USD	118,470,225	TWD	3,470,400,000	4,769,151
UBS AG	09/17/2025	USD	324,803,921	ZAR	5,806,200,000	(3,924,018)
UBS AG	09/17/2025	ZAR	7,332,400,000	USD	409,488,952	5,647,408
Net Unrealized Appreciation (Depreciation)						$(32,714,740)

The accompanying notes are an integral part of the financial statements.
5

Campbell Systematic Macro Fund

CONSOLIDATED Schedule of INVESTMENTS (Concluded)

August 31, 2025

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PHP -	Philippine Peso
CNH -	Chinese Offshore Renminbi	PLN -	Polish Zloty
COP -	Colombian Peso	SEK -	Swedish Krona
CZK -	Czech Republic Koruna	SGD -	Singapore Dollar
EUR -	Euro	TWD -	New Taiwan Dollar
GBP -	British Pound	USD -	United States Dollar
HUF -	Hungarian Forint	ZAR -	South African Rand
IDR -	Indonesian Rupiah	KRW -	South Korean Won
INR -	Indian Rupee	MXN -	Mexican Peso
JPY -	Japanese Yen	NOK -	Norwegian Krone

The accompanying notes are an integral part of the financial statements.
6

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

August 31, 2025

ASSETS
Short-term investments, at value (cost $1,597,043,924)	$1,597,437,667
Cash and cash equivalents	141,316,300
Deposits with brokers:
Futures contracts	234,880,084
Receivable for fund shares sold	2,667,255
Unrealized appreciation on forward foreign currency contracts	139,255,540
Unrealized appreciation on futures contracts	72,097,051
Interest receivable	1,107,509
Prepaid expenses and other assets	490,585
Total assets	2,189,251,991
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	$171,970,280
Unrealized depreciation on futures contracts	45,464,084
Advisory fees	2,517,278
Payable for fund shares redeemed	1,961,740
Other accrued expenses and liabilities	410,519
Total liabilities	222,323,901
Net assets	$1,966,928,090
NET ASSETS CONSIST OF:
Par value	202,963
Paid-in capital	1,945,027,034
Total distributable earnings/(loss)	21,698,093
Net assets	$1,966,928,090
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$52,104,958
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,442,168
Net asset value and redemption price per share	$9.57
Maximum offering price per share (100/96.5 of 9.57)	$10.16

Class C Shares:
Net assets applicable to Class C Shares	22,196,272
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,489,866
Net asset value, offering and redemption price per share	$8.91

Class I Shares:
Net assets applicable to Class I Shares	1,892,626,860
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	195,031,232
Net asset value, offering and redemption price per share	$9.70

The accompanying notes are an integral part of the financial statements.
7

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Year Ended August 31, 2025

INVESTMENT INCOME
Interest	$68,222,358
Total investment income	68,222,358
EXPENSES
Advisory fees	27,437,806
Transfer agent fees	2,090,288
Administration and accounting fees	246,739
Printing and shareholder reporting fees	239,592
Registration and filing fees	219,423
Distribution fees - Class C Shares	212,476
Distribution fees - Class A Shares	145,227
Director fees	158,671
Officer fees	135,198
Other expenses	73,013
Legal fees	72,769
Audit and tax service fees	54,180
Custodian fees	41,537
Total expenses before waivers and/or reimbursements	31,126,919
Less: waivers and reimbursements	(1,446,663)
Net expenses after waivers and/or reimbursements	29,680,256
Net investment income/(loss)	38,542,102
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	(54,126,761)
Foreign currency transactions	16,212,602
Forward foreign currency contracts	35,688,379
Net change in unrealized appreciation/(depreciation) on:
Investments	(161,343)
Futures contracts	24,008,746
Foreign currency translations	66,121
Forward foreign currency contracts	(33,359,385)
Net realized and unrealized gain/(loss) on investments	(11,671,641)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,870,461

The accompanying notes are an integral part of the financial statements.
8

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$38,542,102	$29,690,843
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(2,225,780)	(12,681,748)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(9,445,861)	17,494,867
Net increase/(decrease) in net assets resulting from operations	26,870,461	34,503,962

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class A Shares	(1,420,635)	(826,673)
Class C Shares	(364,758)	(98,765)
Class I Shares	(37,163,038)	(15,128,997)
Total distributable earnings	(38,948,431)	(16,054,435)
Net decrease in net assets from dividends and distributions to shareholders	(38,948,431)	(16,054,435)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	20,988,989	11,201,253
Proceeds from reinvestment of distributions	1,412,399	798,911
Shares redeemed	(24,360,331)	(20,737,101)
Total from Class A Shares	(1,958,943)	(8,736,937)
Class C Shares
Proceeds from shares sold	7,099,091	3,003,962
Proceeds from reinvestment of distributions	361,630	92,450
Shares redeemed	(3,446,361)	(3,796,719)
Total from Class C Shares	4,014,360	(700,307)
Class I Shares
Proceeds from shares sold	1,183,826,586	765,144,923
Proceeds from reinvestment of distributions	33,469,034	13,897,674
Shares redeemed	(485,223,860)	(406,608,214)
Total from Class I Shares	732,071,760	372,434,383
Net increase/(decrease) in net assets from capital share transactions	734,127,177	362,997,139
Total increase/(decrease) in net assets	722,049,207	381,446,666

The accompanying notes are an integral part of the financial statements.
9

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
NET ASSETS:
Beginning of year	$1,244,878,883	$863,432,217
End of year	$1,966,928,090	$1,244,878,883

SHARE TRANSACTIONS:
Class A Shares
Shares sold	2,149,736	1,206,997
Shares reinvested	148,674	87,312
Shares redeemed	(2,517,992)	(2,231,994)
Total from Class A Shares	(219,582)	(937,685)
Class C Shares
Shares sold	776,735	343,292
Shares reinvested	40,678	10,775
Shares redeemed	(378,480)	(438,071)
Total from Class C Shares	438,933	(84,004)
Class I Shares
Shares sold	119,207,029	81,023,773
Shares reinvested	3,482,730	1,500,829
Shares redeemed	(49,030,020)	(43,506,352)
Total from Class I Shares	73,659,739	39,018,250
Net increase/(decrease) in shares outstanding	73,879,090	37,996,561

The accompanying notes are an integral part of the financial statements.
10

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$9.53	$9.37	$10.65	$8.76	$7.55
Net investment income/(loss)(1)	0.20	0.25	0.16	(0.11)	(0.16)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.09	0.04	(0.05)	2.57	1.37
Net increase/(decrease) in net assets resulting from operations	0.29	0.29	0.11	2.46	1.21
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.13)	(0.20)	(0.48)	—
Net realized capital gain	(0.13)	—	(1.19)	(0.09)	—
Total dividends and distributions to shareholders	(0.25)	(0.13)	(1.39)	(0.57)	—
Net asset value, end of period	$9.57	$9.53	$9.37	$10.65	$8.76
Total investment return (3)	3.06%	3.15%	0.93%	30.09%	16.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,105	$53,942	$61,813	$65,549	$12,613
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	2.00%	2.00%	2.00%	2.00%	2.03%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments(5)	2.09%	2.09%	2.12%	2.16%	2.36%
Ratio of net investment income/(loss) to average net assets	2.09%	2.67%	1.71%	(1.32)%	(1.93)%
Portfolio turnover rate (6)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.00%	2.00%

(5)	Ratio of gross expenses to average net assets excluding interest expense	2.09%	2.09%	2.12%	2.16%	2.33%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
11

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$8.88	$8.72	$10.02	$8.38	$7.28
Net investment income/(loss)(1)	0.12	0.17	0.09	(0.20)	(0.21)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.08	0.04	(0.05)	2.45	1.31
Net increase/(decrease) in net assets resulting from operations	0.20	0.21	0.04	2.25	1.10
Dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.15)	(0.52)	—
Net realized capital gain	(0.13)	—	(1.19)	(0.09)	—
Total dividends and distributions to shareholders	(0.17)	(0.05)	(1.34)	(0.61)	—
Net asset value, end of period	$8.91	$8.88	$8.72	$10.02	$8.38
Total investment return (3)	2.26%	2.38%	0.22%	29.13%	15.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,196	$18,205	$18,610	$15,654	$9,079
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	2.75%	2.75%	2.75%	2.75%	2.78%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (5)	2.84%	2.84%	2.87%	2.91%	3.11%
Ratio of net investment income/(loss) to average net assets	1.34%	1.92%	0.96%	(2.07)%	(2.67)%
Portfolio turnover rate (6)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.75%	2.75%

(5)	Ratio of gross expenses to average net assets excluding interest expense	2.84%	2.84%	2.87%	2.91%	3.08%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
12

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$9.66	$9.51	$10.77	$8.90	$7.65
Net investment income/(loss)(1)	0.23	0.27	0.20	(0.09)	(0.14)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.09	0.04	(0.05)	2.59	1.39
Net increase/(decrease) in net assets resulting from operations	0.32	0.31	0.15	2.50	1.25
Dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.16)	(0.22)	(0.54)	—
Net realized capital gain	(0.13)	—	(1.19)	(0.09)	—
Total dividends and distributions to shareholders	(0.28)	(0.16)	(1.41)	(0.63)	—
Net asset value, end of period	$9.70	$9.66	$9.51	$10.77	$8.90
Total investment return (3)	3.38%	3.42%	1.25%	30.35%	16.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,892,627	$1,172,732	$783,009	$555,072	$119,324
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (4)	1.75%	1.75%	1.75%	1.75%	1.78%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (5)	1.84%	1.84%	1.87%	1.91%	2.11%
Ratio of net investment income/(loss) to average net assets	2.34%	2.92%	1.96%	(1.07)%	(1.68)%
Portfolio turnover rate (6)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.75%	1.75%

(5)	Ratio of gross expenses to average net assets excluding interest expense	1.84%	1.84%	1.87%	1.91%	2.08%

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
13

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A shares, Class C shares and Class I shares. Class A shares and Class I shares commenced operations on March 4, 2013. Class C shares commenced operations on February 11, 2014.

Class C shares and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. This CDSC of 1.00% on certain redemptions of Class A shares was terminated as of May 20, 2025. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund’s investment objective is to seek capital appreciation over the medium to long-term.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Consolidated Financial Statements is the year ended August 31, 2025 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of the Subsidiary in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of August 31, 2025, the net assets of the Subsidiary were $147,052,261, which represented 7.48% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as

14

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Short-Term Investments	$1,597,437,667	$—	$—	$1,597,437,667
Commodity Contracts
Futures Contracts	63,510,353	—	—	63,510,353
Equity Contracts
Futures Contracts	5,760,031	—	—	5,760,031
Interest Rate Contracts
Futures Contracts	2,826,667	—	—	2,826,667
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	139,255,540	—	139,255,540
Total Assets	$1,669,534,718	$139,255,540	$—	$1,808,790,258

15

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Commodity Contracts
Futures Contracts	$(39,605,018)	$—	$—	$(39,605,018)
Equity Contracts
Futures Contracts	(543,784)	—	—	(543,784)
Interest Rate Contracts
Futures Contracts	(5,315,282)	—	—	(5,315,282)
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	(171,970,280)	—	(171,970,280)
Total Liabilities	$(45,464,084)	$(171,970,280)	$—	$(217,434,364)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

16

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$63,510,353	$5,760,031	$2,826,667	$—	$72,097,051
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	139,255,540	139,255,540
Total Value - Assets		$63,510,353	$5,760,031	$2,826,667	$139,255,540	$211,352,591

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(39,605,018)	$(543,784)	$(5,315,282)	$—	$(45,464,084)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(171,970,280)	(171,970,280)
Total Value - Liabilities		$(39,605,018)	$(543,784)	$(5,315,282)	$(171,970,280)	$(217,434,364)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Portfolio of Investments.

17

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(15,426,131)	$81,753,354	$(120,453,984)	$—	$(54,126,761)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	35,688,379	35,688,379
Total Realized Gain/(Loss)		$(15,426,131)	$81,753,354	$(120,453,984)	$35,688,379	$(18,438,382)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$19,707,557	$(1,518,804)	$5,819,993	$—	$24,008,746
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	(33,359,385)	(33,359,385)
Total Change in Unrealized Appreciation/(Depreciation)		$19,707,557	$(1,518,804)	$5,819,993	$(33,359,385)	$(9,350,639)

18

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts-Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$8,585,967,675	$(4,382,392,570)	$(25,515,894,043)	$25,510,044,781

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$139,255,540	$(139,255,540)	$—	$—	$171,970,280	$(139,255,540)	$—	$32,714,740

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain

19

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

20

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

21

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board.

	Expense Cap
Advisory Fee	Class A	Class C	Class I
1.64%	2.00%	2.75%	1.75%

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2026	August 31, 2027	August 31, 2028	Total
$34,279	$951,565	$1,446,663	$2,432,507

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

22

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A shares and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,738,360,224	$22,000,713	$(17,198,693)	$4,802,020

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures and forwards not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

23

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2025

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$53,291,796	$(53,291,796)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss Deferral	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)
$60,076,281	$—	$(68,465,424)	$(257,250)	$4,802,020

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2025 were as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$16,054,435	$—	$16,054,435
2025	$38,948,431	$—	$38,948,431

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, the Fund did had $68,465,424 of qualified late year losses.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

24

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (CONCLUDED)

August 31, 2025

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

25

Campbell Systematic Macro Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Campbell Systematic Macro Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Campbell Systematic Macro Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2025, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the year ended August 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2025

We have served as the auditor of one or more investment companies advised by Campbell & Company Investment Adviser LLC since 2025.

26

Campbell Systematic Macro Fund

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. During the year ended August 31, 2025, the Fund paid $38,948,431 of ordinary income distributions. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend tax rate is 0.00%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.00%.

The Fund designates 46.51% of the ordinary income distributions as qualified short-term gain pursuant to the American Job Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

27

Campbell Systematic Macro Fund

Other Information

(UNAUDITED)

APPROVAL OF CURRENT INVESTMENT ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Campbell and the Company on behalf of the Campbell Systematic Macro Fund (the “Fund”), and the investment advisory agreement between Campbell and Campbell Systematic Macro Offshore Limited (the “Subsidiary”), the Cayman subsidiary of the Fund (the “Subsidiary Investment Advisory Agreement” and together with the Investment Advisory Agreement, the “Investment Advisory Agreements”) at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Campbell with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreements between the Company and Campbell with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Campbell, and discussed the Investment Advisory Agreements with counsel in executive sessions, at which no representatives of Campbell or the Subsidiary were present. Among other things, the Directors considered (i) the nature, extent, and quality of Campbell’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Campbell’s personnel providing those services; (iii) Campbell’s investment philosophies and processes; (iv) Campbell’s assets under management and client descriptions; (v) Campbell’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Campbell’s advisory fee arrangement with the Company and other similarly managed clients; (vii) Campbell’s compliance policies and procedures; (viii) Campbell’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by FUSE comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of their respective benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Campbell. The Directors concluded that Campbell had substantial resources to provide services to the Fund and that Campbell’s services had been acceptable.

The Directors then reviewed the performance of the Fund, which outperformed its benchmark, the S&P 500 Total Return Index, for the three-year period ended December 31, 2024, and underperformed its benchmark for the three-month, one-year, five year, ten-year, and since-inception periods ended December 31, 2024. The Directors also noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for its Peer Group. The Directors noted that the Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, while the Fund’s total net expenses matched the median of its Peer Group and was in the 3rd quintile of its Peer Group. The Directors noted that Campbell had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 to limit total annual operating expenses to agreed upon levels for the Fund.

28

Campbell Systematic Macro Fund

Other Information (Concluded)

(UNAUDITED)

After reviewing the information regarding the Campbell’s costs, estimated profitability and economies of scale, and after considering Campbell’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2026.

29

Campbell Systematic Macro Fund

Affirmation of the Commodity Pool Operator
August 31, 2025

To the best of the knowledge and belief of the undersigned, the information contained in the Annual Report for the year ended August 31, 2025 is accurate and complete.

Kevin D. Cole, Chief Executive Officer & Chief Investment Officer Campbell & Company, LP CAMPBELL SYSTEMATIC MACRO FUND

30

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Financial Statements

August 31, 2025

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Schedule of Investments
August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 99.9%
DFA US Large Company Portfolio - Class Institutional (b)	6,358,783	$272,982,575
DFA US Micro Cap Portfolio - Class Institutional(c)	22,641,637	694,645,424
DFA US Small Cap Portfolio - Class Institutional(c)	13,345,361	687,019,166
DFA US Small Cap Value Portfolio - Class Institutional (c) (d)	22,897,766	1,166,641,163
Dimensional US Large Cap Value Portfolio III - Class Institutional (b)	22,922,771	790,377,159
iShares Core S&P 500 ETF	626,530	406,191,930
iShares MSCI USA Value Factor ETF (a)	2,601,261	311,318,916
U.S. Large Cap Value Series	2,825,615	260,352,208
TOTAL OPEN-END FUNDS (Cost $2,517,681,413)		4,589,528,541

	Units
SHORT-TERM INVESTMENTS – 0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	7,631,750	7,631,750

	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(f)	4,917,877	4,917,877
TOTAL SHORT-TERM INVESTMENTS (Cost $12,549,627)		12,549,627
TOTAL INVESTMENTS — 100.2% (Cost $2,530,231,040)		4,602,078,168
Liabilities in Excess of Other Assets — (0.2)%		(10,930,524)
TOTAL NET ASSETS — 100.0%		$4,591,147,644

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	All or a portion of this security is on loan as of August 31, 2025. At August 31, 2025, the market value of these securities was $7,456,064 which represented 0.2% of net assets.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Dimensions Group Inc.
(d)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	The rate shown is as of August 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Schedule of Investments

August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 100.0%
DFA Emerging Markets Small Cap Portfolio - Class Institutional (a)	6,772,066	$182,304,027
DFA Emerging Markets Value Portfolio - Class Institutional (a)	5,200,696	181,608,312
DFA International Small Cap Value Portfolio - Class Institutional (a) (b)	52,346,370	1,538,983,291
DFA International Value Portfolio III - Class Institutional (c)	27,814,027	631,656,548
International Value Series	11,350,771	519,184,265
Dimensional International Small Cap ETF (d)	12,207,935	378,201,826
iShares Core MSCI EAFE ETF (d)	2,168,736	185,448,615
iShares Core MSCI Emerging Markets ETF (d)	3,162,684	196,371,050
TOTAL OPEN-END FUNDS (Cost $2,550,009,444)		3,813,757,934

	Units
SHORT-TERM INVESTMENTS – 0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	6,684,453	6,684,453

	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(f)	3,963,086	3,963,086
TOTAL SHORT-TERM INVESTMENTS (Cost $10,647,539)		10,647,539
TOTAL INVESTMENTS — 100.3% (Cost $2,560,656,983)		3,824,405,473
Liabilities in Excess of Other Assets — (0.3)%		(9,602,216)
TOTAL NET ASSETS — 100.0%		$3,814,803,257

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	A portfolio of DFA Investment Trust Company.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	A portfolio of DFA Investment Dimensions Group Inc.
(d)	All or a portion of this security is on loan as of August 31, 2025. At August 31, 2025, the market value of these securities was $6,515,831 which represented 0.2%.
(e)	The rate shown is as of August 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Schedule of Investments

August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 99.5%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional (a)	15,873,885	$178,104,991
DFA One-Year Fixed Income Portfolio - Class Institutional (a)	41,421,413	424,155,266
DFA Short-Term Government Portfolio - Class Institutional (a)	11,710,165	117,218,750
DFA Two-Year Global Fixed Income Portfolio - Class Institutional (a)	74,549,875	735,807,262
Dimensional Inflation-Protected Securities ETF	3,543,397	149,956,561
iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	13,330,300	706,372,597
iShares 5-10 Year Investment Grade Corporate Bond ETF (b)	3,299,441	177,015,010
iShares Core International Aggregate Bond ETF	8,641,620	441,154,701
TOTAL OPEN-END FUNDS (Cost $2,956,027,016)		2,929,785,138

	Units
SHORT-TERM INVESTMENTS – 1.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	21,416,575	21,416,575

	Shares
MONEY MARKET FUNDS — 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(d)	17,341,773	17,341,773
TOTAL SHORT-TERM INVESTMENTS (Cost $38,758,348)		38,758,348
TOTAL INVESTMENTS — 100.8% (Cost $2,994,785,364)		2,968,543,486
Liabilities in Excess of Other Assets — (0.8)%		(23,700,800)
TOTAL NET ASSETS — 100.0%		$2,944,842,686

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	All or a portion of this security is on loan as of August 31, 2025. At August 31, 2025, the total market value of these securities was $20,891,461 which represented 0.7% of net assets.
(c)	The rate shown is as of August 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

FREE MARKET FUNDS

Statements of Assets and Liabilities

August 31, 2025

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,517,681,413, $2,550,009,444 and $2,956,027,016, respectively)	$4,589,528,541	$3,813,757,934	$2,929,785,138
Short-term investments, at value (cost $4,917,877, $3,963,086, and $17,341,773 respectively)	4,917,877	3,963,086	17,341,773
Investments purchased with proceeds from securities lending collateral (cost $7,631,750, $6,684,453 and $21,416,575, respectively)	7,631,750	6,684,453	21,416,575
Receivables for:
Capital shares sold	1,400,141	905,765	1,233,914
Dividends and interest	1,958	14,371	62,645
Prepaid expenses and other assets	165,691	127,212	130,837
Total assets	4,603,645,958	3,825,452,821	2,969,970,882
LIABILITIES
Payables for:
Securities lending collateral	7,631,750	6,684,453	21,416,575
Capital shares redeemed	2,649,135	2,038,126	2,233,914
Advisory fees	1,796,597	1,568,760	1,228,699
Administration and accounting fees	131,547	105,686	93,923
Transfer agent fees	7,274	7,658	7,708
Other accrued expenses and liabilities	282,011	244,881	147,377
Total liabilities	12,498,314	10,649,564	25,128,196
Net assets	$4,591,147,644	$3,814,803,257	$2,944,842,686

NET ASSETS CONSIST OF:
Par value	$177,800	$257,455	$289,666
Paid-in capital	2,385,518,924	2,354,497,390	2,989,619,051
Total distributable earnings/(loss)	2,205,450,920	1,460,048,412	(45,066,031)
Net assets	$4,591,147,644	$3,814,803,257	$2,944,842,686

CAPITAL SHARES:
Net assets	$4,591,147,644	$3,814,803,257	$2,944,842,686
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	177,800,049	257,454,780	289,665,959
Net asset value, offering and redemption price per share	$25.82	$14.82	$10.17

The accompanying notes are an integral part of the financial statements.

4

FREE MARKET FUNDS

Statements of Operations

FOR THE Year ENDED August 31, 2025

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$66,630,099	$126,247,037	$132,488,916
Interest income	174,567	186,686	689,796
Securities lending income	46,305	231,345	92,205
Total investment income	66,850,971	126,665,068	133,270,917

EXPENSES
Advisory fees	20,459,573	16,544,729	14,235,182
Administration and accounting fees	575,957	456,878	390,069
Officer fees	395,607	287,936	268,216
Director fees	385,226	264,498	227,959
Custodian fees	187,244	109,054	73,598
Legal fees	168,813	129,817	107,394
Registration and filing fees	108,478	96,556	86,212
Transfer agent fees	83,599	80,593	79,449
Printing and shareholder reporting fees	83,141	78,367	79,245
Audit and tax service fees	28,456	28,537	27,524
Other expenses	131,056	263,481	79,593
Total expenses	22,607,150	18,340,446	15,654,441
Net investment income/(loss)	44,243,821	108,324,622	117,616,476

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	91,690,662	73,126,546	(16,879,856)
Capital gain distributions from non-affiliated fund investments	92,622	10,219,356	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	237,522,566	553,864,393	19,381,807
Net realized and unrealized gain/(loss) on investments	329,305,850	637,210,295	2,501,951
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$373,549,671	$745,534,917	$120,118,427

The accompanying notes are an integral part of the financial statements.

5

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$44,243,821	$41,823,375
Net realized gain/(loss) from investments	91,783,284	136,417,140
Net change in unrealized appreciation/(depreciation) on investments	237,522,566	551,485,192
Net increase/(decrease) in net assets resulting from operations	373,549,671	729,725,707

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(154,518,979)	(155,017,081)
Net decrease in net assets from dividends and distributions to shareholders	(154,518,979)	(155,017,081)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	632,201,143	476,286,979
Reinvestment of distributions	154,352,458	154,979,410
Shares redeemed	(715,622,248)	(583,688,219)
Net increase/(decrease) in net assets from capital shares	70,931,353	47,578,170
Total increase/(decrease) in net assets	289,962,045	622,286,796

NET ASSETS:
Beginning of period	4,301,185,599	3,678,898,803
End of period	$4,591,147,644	$4,301,185,599

SHARES TRANSACTIONS:
Shares sold	26,511,980	21,414,430
Dividends and distributions reinvested	6,420,651	6,949,749
Shares redeemed	(29,293,338)	(26,322,345)
Net increase/(decrease) in shares outstanding	3,639,293	2,041,834

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$108,324,622	$86,602,782
Net realized gain/(loss) from investments	83,345,902	28,864,317
Net change in unrealized appreciation/(depreciation) on investments	553,864,393	379,850,519
Net increase/(decrease) in net assets resulting from operations	745,534,917	495,317,618

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(109,536,909)	(71,432,283)
Net decrease in net assets from dividends and distributions to shareholders	(109,536,909)	(71,432,283)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	432,541,599	386,235,877
Reinvestment of distributions	109,445,428	71,413,639
Shares redeemed	(646,629,997)	(423,715,477)
Net increase/(decrease) in net assets from capital shares	(104,642,970)	33,934,039
Total increase/(decrease) in net assets	531,355,038	457,819,374

NET ASSETS:
Beginning of period	3,283,448,219	2,825,628,845
End of period	$3,814,803,257	$3,283,448,219

SHARES TRANSACTIONS:
Shares sold	34,426,799	34,170,229
Dividends and distributions reinvested	9,592,062	6,416,320
Shares redeemed	(50,803,673)	(37,820,659)
Net increase/(decrease) in shares outstanding	(6,784,812)	2,765,890

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$117,616,476	$89,103,608
Net realized gain/(loss) from investments	(16,879,856)	(18,576,023)
Net change in unrealized appreciation/(depreciation) on investments	19,381,807	99,079,963
Net increase/(decrease) in net assets resulting from operations	120,118,427	169,607,548

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(106,899,138)	(82,530,062)
Net decrease in net assets from dividends and distributions to shareholders	(106,899,138)	(82,530,062)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	462,057,165	414,922,883
Reinvestment of distributions	106,780,333	82,496,375
Shares redeemed	(528,152,175)	(478,913,639)
Net increase/(decrease) in net assets from capital shares	40,685,323	18,505,619
Total increase/(decrease) in net assets	53,904,612	105,583,105

NET ASSETS:
Beginning of period	2,890,938,074	2,785,354,969
End of period	$2,944,842,686	$2,890,938,074

SHARE TRANSACTIONS:
Shares sold	45,904,400	41,907,589
Dividends and distributions reinvested	10,782,119	8,351,711
Shares redeemed	(52,489,494)	(48,478,845)
Net increase/(decrease) in shares outstanding	4,197,025	1,780,455

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$24.70	$21.37	$21.07	$23.59	$16.06
Net investment income/(loss)(1)	0.25	0.24	0.24	0.21	0.21
Net realized and unrealized gain/(loss) on investments	1.78	4.00	1.68	(1.69)	7.62
Net increase/(decrease) in net assets resulting from operations	2.03	4.24	1.92	(1.48)	7.83
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.25)	(0.21)	(0.41)	(0.08)
Net realized capital gains	(0.66)	(0.66)	(1.41)	(0.63)	(0.22)
Total dividends and distributions to shareholders	(0.91)	(0.91)	(1.62)	(1.04)	(0.30)
Net asset value, end of period	$25.82	$24.70	$21.37	$21.07	$23.59
Total investment return/(loss)(2)	8.52%	20.30%	9.92%	(6.77)%	49.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,591,148	$4,301,186	$3,678,899	$3,292,855	$3,635,318
Ratio of expenses to average net assets(3)	0.54%	0.54%	0.55%	0.56%	0.55%
Ratio of net investment income/(loss) to average net assets(3)	1.05%	1.08%	1.18%	0.92%	1.05%
Portfolio turnover rate	6%	4%	2%	7%	5%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$12.43	$10.81	$9.66	$11.60	$8.89
Net investment income/(loss)(1)	0.41	0.33	0.27	0.34	0.18
Net realized and unrealized gain/(loss) on investments	2.40	1.57	1.22	(2.13)	2.84
Net increase/(decrease) in net assets resulting from operations	2.81	1.90	1.49	(1.79)	3.02
Dividends and distributions to shareholders from:
Net investment income	(0.42)	(0.28)	(0.34)	(0.15)	(0.13)
Net realized capital gains	—	—	—	—	(0.18)
Total dividends and distributions to shareholders	(0.42)	(0.28)	(0.34)	(0.15)	(0.31)
Net asset value, end of period	$14.82	$12.43	$10.81	$9.66	$11.60
Total investment return/(loss)(2)	23.60%	17.86%	15.82%	(15.63)%	34.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,814,803	$3,283,448	$2,825,629	$2,395,377	$2,682,213
Ratio of expenses to average net assets(3)	0.55%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income/(loss) to average net assets(3)	3.22%	2.92%	2.68%	3.08%	1.70%
Portfolio turnover rate	5%	13%	3%	2%	5%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$10.13	$9.82	$9.82	$10.56	$10.61
Net investment income/(loss)(1)	0.41	0.32	0.17	0.05	0.03
Net realized and unrealized gain/(loss) on investments	0.01	0.29	(0.01)	(0.74)	— (2)
Net increase/(decrease) in net assets resulting from operations	0.42	0.61	0.16	(0.69)	0.03
Dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.30)	(0.16)	(0.05)	(0.05)
Net realized capital gains	—	—	—	—	(0.03)
Return of capital	—	—	—	—	— (2)
Total dividends and distributions to shareholders	(0.38)	(0.30)	(0.16)	(0.05)	(0.08)
Net asset value, end of period	$10.17	$10.13	$9.82	$9.82	$10.56
Total investment return/(loss)(3)	4.26%	6.30%	1.62%	(6.51)%	0.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,944,843	$2,890,938	$2,785,355	$2,749,164	$2,820,610
Ratio of expenses to average net assets(4)	0.54%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	4.08%	3.20%	1.72%	0.51%	0.27%
Portfolio turnover rate	15%	8%	3%	3%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FUNDS

Notes to Financial Statements

August 31, 2025

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

Free Market U.S. Equity Fund and Free Market International Equity Fund’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

12

FREE MARKET FUNDS

Notes to Financial Statements (continued)

August 31, 2025

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$4,329,176,333	$—	$—	$4,329,176,333
Investments Measured at Net Asset Value*	—	—	—	260,352,208
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	7,631,750
Short-Term Investments	4,917,877	—	—	4,917,877
Total Investments**	$4,334,094,210	$—	$—	$4,602,078,168

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2025

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$3,294,573,670	$—	$—	$3,294,573,670
Investments Measured at Net Asset Value*	—	—	—	519,184,264
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	6,684,453
Short-Term Investments	3,963,086	—	—	3,963,086
Total Investments**	$3,298,536,756	$—	$—	$3,824,405,473

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$2,929,785,138	$—	$—	$2,929,785,138
Investments Measured at Net Asset Value*	—	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	21,416,575
Short-Term Investments	17,341,773	—	—	17,341,773
Total Investments**	$2,947,126,911	$—	$—	$2,968,543,486

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

14

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2025

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

15

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2025

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

Effective June 1, 2025, the Advisory Fee was updated to:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35%
Free Market Fixed Income Fund	1.00

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

16

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2025

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$262,700,264	$300,635,190
Free Market International Equity Fund	179,600,599	289,682,074
Free Market Fixed Income Fund	470,931,075	418,856,987

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,457,111,636	$2,169,331,982	$(24,365,450)	$2,144,966,532
Free Market International Equity Fund	2,431,341,356	1,422,194,478	(29,130,360)	1,393,064,118
Free Market Fixed Income Fund	2,997,777,955	24,167,811	(53,402,280)	(29,234,469)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

17

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2025

The following permanent differences as of August 31, 2025, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass, were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$60,484,388	$2,385,696,724
Free Market International Equity Fund	92,419,413	2,354,754,845
Free Market Fixed Income Fund	23,405,958	2,989,908,717

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$14,955,064	$45,529,324	$—	$2,144,966,532
Free Market International Equity Fund	92,419,413	—	(25,435,119)	1,393,064,118
Free Market Fixed Income Fund	23,405,958	—	(39,237,520)	(29,234,469)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

		Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	2025	$42,663,107	$111,855,872	$—	$154,518,979
	2024	42,924,002	112,093,079	—	155,017,081
Free Market International Equity Fund	2025	109,536,909	—	—	109,536,909
	2024	71,432,283	—	—	71,432,283
Free Market Fixed Income Fund	2025	106,899,138	—	—	106,899,138
	2024	82,530,062	—	—	82,530,062

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Free Market International Equity Fund had $(17,708,629) of short-term capital loss carryforwards and $(7,726,490) of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $(4,169,280) of short-term capital loss carryforwards and $(35,068,240) of long-term capital loss carryforwards.

18

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2025

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$7,456,064	$7,631,750	$46,305
Free Market International Equity Fund	6,515,831	6,684,453	231,345
Free Market Fixed Income Fund	20,891,461	21,416,575	92,205

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Fund	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$7,456,064	$—	$7,456,064	(7,456,064)	$—	$—
Free Market International Equity Fund	6,515,831	—	6,515,831	(6,515,831)	—	—
Free Market Fixed Income Fund	20,891,461	—	20,891,461	(20,891,461)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

19

FREE MARKET FUNDS

Notes to Financial Statements (concluded)

August 31, 2025

7. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

FREE MARKET FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Free Market U.S. Equity Fund, Free Market International Equity Fund, and Free Market Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Free Market U.S. Equity Fund, Free Market International Equity Fund, and Free Market Fixed Income Fund (three of the funds constituting The RBB Fund, Inc., hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2025

We have served as the auditor of one or more investment companies advised by Matson Money, Inc. since 2008.

21

FREE MARKET FUNDS

Shareholder Tax Information

(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 were as follows:

	Ordinary Income	Long-Term CAPITAL GAINS	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$42,663,107	$111,855,872	$—	$154,518,979
Free Market International Equity Fund	109,536,909	—	—	109,536,909
Free Market Fixed Income Fund	106,899,138	—	—	106,899,138

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Fund.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Free Market U.S. Equity Fund and 77.37% for the Free Market International Equity Fund.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Free Market U.S. Equity Fund.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 63.15% for the Free Market Fixed Income Fund. A total of 25.56% of the dividend distributed during the fiscal year was derived from U.S. Government securities, which is generally exempt from state income tax for the Free Market Fixed Income Fund.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. The Free Market International Equity Fund passed through foreign tax credits of $12,789,236 and earned $96,871,086 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Matson Money and the Company on behalf of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Matson Money with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (viii) the extent to which economies of scale are relevant to the Funds; (ix) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (x) a report comparing the performance of each Fund to the performance of its primary and composite benchmarks.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Funds and that Matson Money’s services had been acceptable.

23

FREE MARKET FUNDS

Other Information (Continued)

(Unaudited)

The Directors also considered the investment performance of the Funds and Matson Money. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors observed that the Free Market U.S. Equity Fund outperformed its primary benchmark, the Russell 2500 Total Return Index, for the one-year, three-year, five-year, and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-month and ten-year periods ended December 31, 2024. The Directors noted that the Free Market U.S. Equity Fund outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024, and underperformed its Peer Group for the three-year, five-year, and ten-year periods ended December 31, 2024.

The Directors noted that the Free Market International Equity Fund’s institutional shares outperformed its primary benchmark, the MSCI World ex-US Index, for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2024, and underperformed its benchmark for the ten-year period ended December 31, 2024. The Directors noted that the Free Market International Equity Fund’s institutional shares outperformed the median of its Peer Group for the three-month, one-year, and three-year periods ended December 31, 2024, matched the median of its Peer Group for the five-year period ended December 31, 2024, and underperformed the median of its Peer Group for the ten-year and since-inception periods ended December 31, 2024.

The Directors noted that the Free Market Fixed Income Fund’s institutional shares outperformed its primary benchmark, the ICE BofA US 3 Month Treasury Bill Total Return USD Index, for the since-inception period ended December 31, 2024, and underperformed its benchmark for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2024. The Directors noted that the Free Market Fixed Income Fund’s institutional shares outperformed the median of its Peer Group for the three-month period ended December 31, 2024, and underperformed the median of its Peer Group for the one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios (before and after the voluntary fee waiver and expense reimbursements) were compared to similar information for its Peer Group.

The Directors noted that the Free Market U.S. Equity Fund’s net advisory fee and total net expenses (including acquired fund fees and expenses) both ranked below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market International Equity Fund ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market Fixed Income Fund ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

24

FREE MARKET FUNDS

Other Information (CONCLUDED)

(Unaudited)

In addition, the Directors took note that Matson Money had voluntarily agreed to waive its advisory fee and reimburse expenses in order to limit total annual Fund operating expenses to the agreed-upon level for each Fund.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2026.

25

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

Financial Statements

August 31, 2025

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 99.4%
DFA Investment VA U.S. Large Value Portfolio (c)	32,453	$1,160,856
DFA Investment VA U.S. Targeted Value Portfolio (c)	186,000	4,467,722
DFA US Large Company Portfolio - Class Institutional(a)	92,791	3,983,512
DFA US Micro Cap Portfolio - Class Institutional(c)	145,094	4,451,472
DFA US Small Cap Portfolio - Class Institutional(c)	86,670	4,461,789
DFA US Small Cap Value Portfolio - Class Institutional(c)	58,858	2,998,830
Dimensional US Large Cap Value Portfolio III - Class Institutional(a) (b)	220,997	7,619,992
TOTAL OPEN-END FUNDS (Cost $22,118,149)		29,144,173

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.9%
STIT-Government & Agency Portfolio - Institutional Class, 4.20%(d)	251,044	251,044
TOTAL MONEY MARKET FUNDS (Cost $251,044)		251,044
TOTAL INVESTMENTS — 100.3% (Cost $22,369,193)		29,395,217
Liabilities in Excess of Other Assets — (0.3)%		(83,270)
TOTAL NET ASSETS — 100.0%		$29,311,947

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	A portfolio of DFA Investment Trust Company

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Portfolio Holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 99.4%
DFA International Small Cap Value Portfolio - Class Institutional (a) (b)	215,085	$6,323,498
DFA International Value Portfolio III - Class Institutional (b) (c)	298,512	6,779,197
DFA Investment VA International Small Portfolio (a)	257,696	3,844,818
DFA Investment VA International Value Portfolio (a)	63,482	1,135,688
DFA Emerging Markets Small Cap Portfolio - Class Institutional (a)	40,876	1,100,393
DFA Emerging Markets Value Portfolio - Class Institutional (a)	31,264	1,091,738
iShares Core MSCI EAFE ETF	10,535	900,848
iShares Core MSCI Emerging Markets ETF (d)	18,893	1,173,066
TOTAL OPEN-END FUNDS (Cost $15,965,435)		22,349,246

Units
SHORT-TERM INVESTMENTS – 6.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	1,192,380	1,192,380

	SHARES
MONEY MARKET FUNDS — 1.0%
STIT-Government & Agency Portfolio - Institutional Class, 4.20%(f)	216,181	216,181
TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,561)		1,408,561
TOTAL INVESTMENTS — 105.7% (Cost $17,373,996)		23,757,807
Liabilities in Excess of Other Assets — (5.7)%		(1,273,823)
TOTAL NET ASSETS — 100.0%		$22,483,984

LLC - Limited Liability Company

ETF - Exchange Traded Fund

(a)	A portfolio of DFA Investment Trust Company.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	A portfolio of DFA Investment Dimensions Group Inc.

(d)	All or a portion of this security is on loan as of August 31, 2025. At August 31, 2025, the total market value of these securities was $1,161,331 which represents 5.2% of the net assets.

(e)	The rate shown is as of August 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Portfolio Holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

August 31, 2025

	SHARES	VALUE
OPEN-END FUNDS — 99.7%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional(a)	134,893	$1,513,502
DFA Investment Global Bond Portfolio(a)	251,594	2,526,001
DFA Investment VA Short Term Fixed Income Portfolio(a)	48,714	504,679
DFA One-Year Fixed Income Portfolio - Class Institutional(a)	282,288	2,890,633
DFA Short-Term Government Portfolio - Class Institutional(a)	100,738	1,008,383
DFA Two-Year Global Fixed Income Portfolio - Class Institutional(a)	383,513	3,785,272
Dimensional Inflation-Protected Securities ETF	29,932	1,266,722
iShares 1-5 Year Investment Grade Corporate Bond ETF	114,247	6,053,948
iShares 5-10 Year Investment Grade Corporate Bond ETF	28,240	1,515,076
iShares Core International Aggregate Bond ETF	74,060	3,780,763
TOTAL OPEN-END FUNDS (Cost $25,114,651)		24,844,979

		VALUE
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.4%
STIT-Government & Agency Portfolio - Institutional Class, 4.20%(b)	350,881	350,881
TOTAL MONEY MARKET FUNDS (Cost $350,881)		350,881
TOTAL INVESTMENTS — 101.1% (Cost $25,465,532)		25,195,860
Liabilities in Excess of Other Assets — (1.1)%		(273,912)
TOTAL NET ASSETS — 100.0%		$24,921,948

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

ETF - Exchange Traded Fund

Portfolio Holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

August 31, 2025

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments in non-affiliated funds, at value (cost $22,118,149, $15,965,435 and $25,114,651, respectively)	$29,144,173	$22,349,246	$24,844,979
Short-term investments, at value (cost $251,044, $216,181 and $350,881, respectively)	251,044	216,181	350,881
Investments purchased with proceeds from securities lending collateral (cost $ —, $1,192,380 and $ —, respectively)	—	1,192,380	—
Receivables for:
Cash	40,000	—	5,849
Investments sold	942	766	35111
Dividends and interest	—	124	363
Prepaid expenses and other assets	1,065	554	1,050
Total assets	29,437,224	23,759,251	25,238,233

LIABILITIES
Payables for:
Capital shares redeemed	$71,808	$34,420	$264,036
Audit Fees	30,497	30,494	30,492
Advisory Fees	12,159	9,422	10,779
Administration and accounting fees	3,759	3,414	3,561
Transfer agent fees	575	476	608
Securities lending collateral	—	1,192,380	—
Other accrued expenses and liabilities	6,479	4,661	6,809
Total liabilities	125,277	1,275,267	316,285
Net assets	$29,311,947	$22,483,984	$24,921,948

NET ASSETS CONSIST OF:
Par value	$857	$684	$1,014
Paid-in capital	21,080,777	15,470,068	25,706,355
Total distributable earnings/(loss)	8,230,313	7,013,232	(785,421)
Net assets	$29,311,947	$22,483,984	$24,921,948

CAPITAL SHARES:
Net assets	$29,311,947	$22,483,984	$24,921,948
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	857,298	683,644	1,014,211
Net asset value, offering and redemption price per share	$34.19	$32.89	$24.57

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$401,278	$797,531	$1,115,038
Interest income	11,676	9,076	16,436
Securities lending income	—	1,209	5,035
Total investment income	412,954	807,816	1,136,509

EXPENSES
Advisory fees	137,205	104,744	126,507
Audit and tax service fees	27,370	27,370	27,370
Administration and accounting fees	17,570	16,642	17,326
Custodian fees	4,438	3,965	5,334
Printing and shareholder reporting fees	3,603	2,965	3,474
Officer fees	2,303	1,699	2,117
Director’s fees	2,043	1,492	1,824
Legal fees	936	711	829
Other expenses	4,412	4,227	4,342
Total expenses	199,880	163,815	189,123
Net investment income/(loss)	213,074	644,001	947,386

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	1,376,904	993,458	(166,655)
Capital gain distributions from non-affiliated fund investments	388,689	159,279	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	352,294	2,524,818	214,061
Net realized and unrealized gain/(loss) on investments	2,117,887	3,677,555	47,406
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,330,961	$4,321,556	$994,792

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$213,074	$231,948
Net realized gain/(loss) from investments	1,765,593	2,234,979
Net change in unrealized appreciation/(depreciation) on investments	352,294	2,699,915
Net increase/(decrease) in net assets resulting from operations	2,330,961	5,166,842

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,675,128)	(2,176,502)
Net decrease in net assets from dividends and distributions to shareholders	(2,675,128)	(2,176,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,852,803	2,413,824
Reinvestment of distributions	2,675,128	2,176,501
Shares redeemed	(4,176,491)	(7,046,852)
Net increase/(decrease) in net assets from capital shares	1,351,440	(2,456,527)
Total increase/(decrease) in net assets	1,007,273	533,813

NET ASSETS:
Beginning of period	28,304,674	27,770,861
End of period	$29,311,947	$28,304,674

SHARES TRANSACTIONS:
Shares sold	90,322	75,772
Dividends and distributions reinvested	83,702	68,790
Shares redeemed	(123,441)	(217,257)
Net increase/(decrease) in shares outstanding	50,583	(72,695)

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$644,001	$587,162
Net realized gain/(loss) from investments	1,152,737	366,698
Net change in unrealized appreciation/(depreciation) on investments	2,524,818	2,366,865
Net increase/(decrease) in net assets resulting from operations	4,321,556	3,320,725

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(981,218)	(638,754)
Net decrease in net assets from dividends and distributions to shareholders	(981,218)	(638,754)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,053,034	1,745,197
Reinvestment of distributions	981,218	638,754
Shares redeemed	(4,847,639)	(4,460,211)
Net increase/(decrease) in net assets from capital shares	(1,813,387)	(2,076,260)
Total increase/(decrease) in net assets	1,526,951	605,711

NET ASSETS:
Beginning of period	20,957,033	20,351,322
End of period	$22,483,984	$20,957,033

SHARES TRANSACTIONS:
Shares sold	73,240	66,262
Dividends and distributions reinvested	38,434	25,168
Shares redeemed	(170,344)	(168,854)
Net increase/(decrease) in shares outstanding	(58,670)	(77,424)

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$947,386	$833,938
Net realized gain/(loss) from investments	(166,655)	(324,377)
Net change in unrealized appreciation/(depreciation) on investments	214,061	1,087,837
Net increase/(decrease) in net assets resulting from operations	994,792	1,597,398

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(916,426)	(721,924)
Net decrease in net assets from dividends and distributions to shareholders	(916,426)	(721,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,870,932	2,993,093
Reinvestment of distributions	916,426	721,924
Shares redeemed	(3,696,779)	(5,764,504)
Net increase/(decrease) in net assets from capital shares	(909,421)	(2,049,487)
Total increase/(decrease) in net assets	(831,055)	(1,174,013)

NET ASSETS:
Beginning of period	25,753,004	26,927,017
End of period	$24,921,949	$25,753,004

SHARES TRANSACTIONS:
Shares sold	76,641	125,742
Dividends and distributions reinvested	38,651	30,435
Shares redeemed	(152,499)	(241,074)
Net increase/(decrease) in shares outstanding	(37,207)	(84,897)

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$35.09	$31.58	$31.90	$36.70	$25.62
Net investment income/(loss)(1)	0.25	0.27	0.28	0.23	0.25
Net realized and unrealized gain/(loss) on investments	2.29	5.74	2.62	(2.37)	12.06
Net increase/(decrease) in net assets resulting from operations	2.54	6.01	2.90	(2.14)	12.31
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.33)	(0.26)	(0.34)	(0.29)
Net realized capital gains	(3.15)	(2.17)	(2.96)	(2.32)	(0.94)
Total dividends and distributions to shareholders	(3.44)	(2.50)	(3.22)	(2.66)	(1.23)
Net asset value, end of period	$34.19	$35.09	$31.58	$31.90	$36.70
Total investment return/(loss)(2)	7.94%	19.90%	10.14%	(6.64)%	49.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,312	$28,305	$27,771	$27,817	$31,796
Ratio of expenses to average net assets with waivers, if any(3)	0.73%	0.76%	0.74%	0.73%	0.74%
Ratio of expenses to average net assets without waivers, if any(3)	0.73%	0.76%	0.74%	0.73%	0.74%
Ratio of net investment income/(loss) to average net assets(3)	0.78%	0.84%	0.90%	0.65%	0.77%
Portfolio turnover rate	11%	8%	9%	15%	18%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$28.23	$24.83	$22.22	$28.00	$21.35
Net investment income/(loss)(1)	0.87	0.73	0.61	0.73	0.37
Net realized and unrealized gain/(loss) on investments	5.11	3.46	2.73	(4.87)	6.80
Net increase/(decrease) in net assets resulting from operations	5.98	4.19	3.34	(4.14)	7.17
Dividends and distributions to shareholders from:
Net investment income	(0.81)	(0.79)	(0.50)	(0.82)	(0.35)
Net realized capital gains	(0.51)	—	(0.23)	(0.82)	(0.17)
Total dividends and distributions to shareholders	(1.32)	(0.79)	(0.73)	(1.64)	(0.52)
Net asset value, end of period	$32.89	$28.23	$24.83	$22.22	$28.00
Total investment return/(loss)(2)	22.54%	17.23%	15.39%	(15.66)%	33.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,484	$20,957	$20,351	$19,100	$22,780
Ratio of expenses to average net assets with waivers, if any(3)	0.78%	0.83%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets without waivers, if any(3)	0.78%	0.83%	0.80%	0.80%	0.80%
Ratio of net investment income/(loss) to average net assets(3)	3.07%	2.84%	2.60%	2.86%	1.48%
Portfolio turnover rate	11%	6%	11%	11%	18%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
Per Share Operating Performance
Net asset value, beginning of period	$24.49	$23.70	$23.67	$25.55	$25.66
Net investment income/(loss)(1)	0.91	0.74	0.37	0.10	0.02
Net realized and unrealized gain/(loss) on investments	0.05	0.69	(0.05)	(1.90)	0.04
Net increase/(decrease) in net assets resulting from operations	0.96	1.43	0.32	(1.80)	0.06
Dividends and distributions to shareholders from:
Net investment income	(0.88)	(0.64)	(0.29)	(0.08)	(0.16)
Net realized capital gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.88)	(0.64)	(0.29)	(0.08)	(0.17)
Net asset value, end of period	$24.57	$24.49	$23.70	$23.67	$25.55
Total investment return/(loss)(2)	4.04%	6.12%	1.36%	(7.08)%	0.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,922	$25,753	$26,927	$28,299	$33,103
Ratio of expenses to average net assets with waivers, if any(3)	0.75%	0.76%	0.74%	0.73%	0.73%
Ratio of expenses to average net assets without waivers, if any(3)	0.75%	0.76%	0.74%	0.73%	0.73%
Ratio of net investment income/(loss) to average net assets(3)	3.74%	3.10%	1.59%	0.39%	0.07%
Portfolio turnover rate	19%	15%	8%	7%	8%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

August 31, 2025

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”

12

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2025

or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 — Prices are determined using quoted prices in active markets for identical securities.

● Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 — Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$23,515,595	$—	$—	$23,515,595
Investments Measured at Net Asset Value*	—	—	—	5,628,578
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	251,044	—	—	251,044
Total Investments**	$23,766,639	$—	$—	$29,395,217

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2025

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$17,368,740	$—	$—	$17,368,740
Investments Measured at Net Asset Value*	—	—	—	4,980,506
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	1,192,380
Short-Term Investments	216,181	—	—	216,181
Total Investments**	$17,584,921	$—	$—	$23,757,807

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$21,814,299	$—	$—	$21,814,299
Investments Measured at Net Asset Value*	—	—	—	3,030,680
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	350,881	—	—	350,881
Total Investments**	$22,165,180	$—	$—	$25,195,860

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2025

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2025

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

PORTFOLIO	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

Effective June 1, 2025, the Advisory Fee was updated to:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2025.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

August 31, 2025

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$3,091,477	$3,763,909
Matson Money International Equity VI Portfolio	2,284,811	4,266,609
Matson Money Fixed Income VI Portfolio	4,726,247	5,355,549

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

August 31, 2025

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$22,573,451	$7,033,083	$(211,316)	$6,821,767
Matson Money International Equity VI Portfolio	16,636,036	6,422,212	(492,820)	5,929,392
Matson Money Fixed Income VI Portfolio	25,674,305	312,676	(791,121)	(478,445)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$49,087	$1,359,459	$—	$6,821,767
Matson Money International Equity VI Portfolio	160,089	923,751	—	5,929,392
Matson Money Fixed Income VI Portfolio	260,635	—	(567,612)	(478,445)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

		ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity VI Portfolio	2025	$227,887	$2,447,241	—	$2,675,128
	2024	284,964	1,891,538	—	2,176,502
Matson Money International Equity VI Portfolio	2025	603,814	377,404	—	981,218
	2024	638,754	—	—	638,754
Matson Money Fixed Income VI Portfolio	2025	916,426	—	—	916,426
	2024	721,924	—	—	721,924

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

August 31, 2025

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The Matson Money Fixed Income Portfolio deferred qualified late-year losses of $567,612, which will be treated as arising on the first business day of the following fiscal year.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Portfolios had no unexpiring short-term or long-term losses.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money U.S. Equity VI Portfolio	$—	$—	$—
Matson Money International Equity VI Portfolio	1,161,331	1,192,380	1,209
Matson Money Fixed Income VI Portfolio	—	—	5,035

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

August 31, 2025

insolvency), to offset amounts payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money U.S. Equity VI Portfolio	$—	$—	$—	$—	$—	$—
Matson Money International Equity VI Portfolio	1,161,331	—	1,161,331	(1,161,331)	—	—
Matson Money Fixed Income VI Portfolio	—	—	—	—	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

MATSON MONEY VI PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio (three of the funds constituting The RBB Fund, Inc., hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2025

We have served as the auditor of one or more investment companies advised by Matson Money, Inc. since 2008.

21

MATSON MONEY VI PORTFOLIOS

Shareholder Tax Information

(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 were as follows:

	Ordinary Income	Long-Term CAPITAL GAINS	Return of Capital	Total
Matson Money U.S. Equity Portfolio	$227,887	$2,447,241	$—	$2,675,128
Matson Money International Equity Portfolio	603,814	377,404	—	981,218
Matson Money Fixed Income Portfolio	916,426	—	—	916,426

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Portfolio.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Matson Money U.S. Equity VI Portfolio and 88.31% for the Matson Money International Equity VI Portfolio.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Matson Money U.S. Equity VI Portfolio.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 51.92% for the Matson Money Fixed Income VI Portfolio.

Because each Portfolio’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Portfolios, if any. The Matson Money International Equity VI Portfolio passed through foreign tax credits of $60,475 and earned $704,279 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolios.

22

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Matson Money and the Company on behalf of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio (each a “Portfolio” and together the “Portfolios”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Matson Money with respect to the Portfolios, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Portfolios; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolios; (viii) the extent to which economies of scale are relevant to the Portfolios; (ix) a report prepared by Fuse Research Network, LLC comparing each Portfolio’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Portfolio based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Portfolio to the performance of its Peer Group; and (x) a report comparing the performance of each Portfolio to the performance of its primary and composite benchmarks.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Portfolios and that Matson Money’s services had been acceptable.

23

MATSON MONEY VI PORTFOLIOS

Other Information (CONTINUED)

(Unaudited)

The Directors also considered the investment performance of the Portfolios and Matson Money. Information on the Portfolios’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024, as applicable. The Directors considered the Portfolios’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Portfolios as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed its primary benchmark, the Russell 2500 Total Return Index, for the one-year, three-year, and five-year periods ended December 31, 2024, equaled the performance of its benchmark for the since-inception period ended December 31, 2024, and underperformed its benchmark for the three-month and ten-year periods ended December 31, 2024. The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed the median of its Peer Group for the three-month, five-year, ten-year, and since-inception periods ended December 31, 2024 and underperformed the median of its Peer Group for the one-year and three-year periods ended December 31, 2024.

The Directors noted that the Matson Money International Equity VI Portfolio outperformed its primary benchmark, the MSCI World ex-US Net Return Index, for the three-month, one-year, and three-year periods ended December 31, 2024, and underperformed its benchmark for the five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors noted that the Matson Money International Equity VI Portfolio outperformed the median of its Peer Group for the three-month, one-year, three-year, and five-year periods ended December 31, 2024, equaled the median of its Peer group for the ten-year period ended December 31, 2024, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2024.

The Directors noted that the Matson Money Fixed Income VI Portfolio underperformed its primary benchmark, the ICE BofA US 3 Month Treasury Bill Total Return USD Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors noted that the Matson Money Fixed Income VI Portfolio underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Portfolios under the Investment Advisory Agreement. In this regard, information on the fees paid by the Portfolios and each Portfolios’ total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money U.S. Equity VI Portfolio ranked below the median and in the 2nd quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money International Equity VI Portfolio ranked below the median and in the 3rd quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money Fixed Income VI Portfolio ranked above the median and in the 4th quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

In addition, the Directors noted that Matson Money had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 to limit total annual operating expenses to agreed upon levels for the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio.

24

MATSON MONEY VI PORTFOLIOS

Other Information (Concluded)

(Unaudited)

After reviewing the information regarding the Portfolios’ costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Portfolios were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2026.

25

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

8/31/25

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool global opportunities ETF

Schedule of Investments

AUGUST 31, 2025

Allocation of Portfolio Holdings by Country as of August 31, 2025	% of Net Assets	Values
United States	$212,767,919	53.0%
United Kingdom	42,309,581	10.6
Japan	24,303,804	6.1
Canada	22,110,800	5.5
Ireland	20,591,506	5.1
Germany	15,433,785	3.8
Philippines	13,612,427	3.4
Uruguay	11,639,987	2.9
Taiwan	9,891,625	2.5
China	9,462,349	2.4
Thailand	7,267,177	1.8
Israel	7,202,290	1.8
Spain	5,739,247	1.4
Australia	4,520,768	1.1
Netherlands	4,427,648	1.1
Kenya	885,449	0.2
United Arab Emirates	0	—
Liabilities in Excess of Other Assets	(10,792,755)	(2.7)
	$401,373,607	100.0%

Sector Classification as of August 31, 2025	% of Net Assets	Values
Industrials	$87,279,572	21.8%
Financials	71,457,193	17.8
Consumer Discretionary	55,383,968	13.9
Communication Services	54,447,811	13.5
Information Technology	38,154,266	9.5
Health Care	34,005,462	8.5
Real Estate	25,688,163	6.4
Consumer Staples	22,476,185	5.5
Materials	7,687,247	1.9
Investments Purchased with Proceeds from Securities Lending	15,586,495	3.9
Liabilities in Excess of Other Assets	(10,792,755)	(2.7)
	$401,373,607	100.0%

The accompanying notes are an integral part of these financial statements.
1

Motley Fool global opportunities ETF

Schedule of Investments (continued)

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 96.9%
Australia — 1.1%
Atlassian Corp. - Class A (a)	25,429	$4,520,768

Canada — 5.5%
Canadian National Railway Co. (b)	54,417	5,266,477
Waste Connections, Inc.	91,144	16,844,323
		22,110,800
China — 2.4%
Yum China Holdings, Inc. (b)	211,591	9,462,349

Germany — 1.9%
Symrise AG	79,377	7,687,247

Ireland — 5.1%
ICON PLC (a)	66,898	11,903,830
Kerry Group PLC - Class A	75,318	6,886,182
Kerry Group PLC - Class A	19,105	1,801,494
		20,591,506
Israel — 1.8%
Cellebrite DI Ltd. (a)	439,164	7,202,290

Japan — 6.1%
Nintendo Co. Ltd.	268,337	24,303,804

Kenya — 0.2%
Safaricom PLC	4,000,000	885,449

Netherlands — 1.1%
Universal Music Group NV	156,778	4,427,648

Philippines — 3.4%
International Container Terminal Services, Inc.	1,610,522	13,612,427

Spain — 1.4%
Cellnex Telecom SA (c)	161,426	5,739,247

Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,845	9,891,625

Thailand — 1.8%
Fabrinet (a)	21,936	7,267,177

United Arab Emirates — 0.0%(d)
NMC Health PLC (a)(e)	485,482	0

United Kingdom — 10.6%
Aon PLC - Class A	29,387	10,785,029
Ashtead Group PLC	102,656	7,556,356
Close Brothers Group PLC (a)	1,655,809	10,285,862
London Stock Exchange Group PLC	87,111	10,794,389
Rentokil Initial PLC - ADR (b)	113,511	2,802,587
System1 Group PLC	14,353	85,358
		42,309,581
Uraguay — 2.9%
MercadoLibre, Inc. (a)	4,707	11,639,987

The accompanying notes are an integral part of these financial statements.
2

Motley Fool global opportunities ETF

Schedule of Investments (concluded)

AUGUST 31, 2025

	Shares	Value
United States — 49.1%(f)
Alphabet, Inc. - Class C	89,010	$19,006,305
Alphatec Holdings, Inc. (a)	383,918	6,104,296
Amazon.com, Inc. (a)	102,710	23,520,590
American Tower Corp.	52,958	10,795,488
Axon Enterprise, Inc. (a)	22,623	16,905,942
Brookfield Asset Management Ltd.	195,248	11,746,120
Costco Wholesale Corp.	14,617	13,788,509
Crocs, Inc. (a)(b)	34,570	3,014,504
DexCom, Inc. (a)	127,812	9,629,356
Equinix, Inc.	12,618	9,920,146
Fastenal Co.	231,044	11,473,645
Mastercard, Inc. - Class A	30,301	18,037,882
Salesforce, Inc.	36,185	9,272,406
SBA Communications Corp.	24,274	4,972,529
StoneX Group, Inc. (a)	95,996	9,807,911
Waters Corp. (a)	21,100	6,367,980
Watsco, Inc. (b)	31,855	12,817,815
		197,181,424
TOTAL COMMON STOCKS (Cost $208,992,518)		388,833,329

PREFERRED STOCKS — 1.9%
Germany — 1.9%
Dr Ing hc F Porsche AG, 0.00% (c)	146,009	7,746,538
TOTAL PREFERRED STOCKS (Cost $12,878,467)		7,746,538

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(g)	15,586,495	15,586,495
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,586,495)		15,586,495
TOTAL INVESTMENTS — 102.7% (Cost $237,457,480)		412,166,362
Liabilities in Excess of Other Assets — (2.7)%		(10,792,755)
TOTAL NET ASSETS — 100.0%		$401,373,607

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $15,336,447.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $13,485,785 or 3.4% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.
3

Motley Fool mid-cap growth ETF

Schedule of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace & Defense — 6.0%
Axon Enterprise, Inc. (a)	13,925	$10,406,013

Air Freight & Logistics — 2.7%
GXO Logistics, Inc. (a)(b)	89,621	4,718,546

Biotechnology — 1.0%
BioMarin Pharmaceutical, Inc. (a)	29,328	1,708,943
Ultragenyx Pharmaceutical, Inc. (a)	1,824	54,647
		1,763,590
Building Products — 1.6%
Carlisle Cos., Inc. (b)	7,336	2,830,889

Capital Markets — 10.9%
Morningstar, Inc.	18,835	4,942,680
StoneX Group, Inc. (a)	138,187	14,118,566
		19,061,246
Chemicals — 0.5%
Eastman Chemical Co.	11,510	809,613

Consumer Staples Distribution & Retail — 2.5%
Performance Food Group Co. (a)	43,705	4,431,687

Financial Services — 4.9%
Toast, Inc. - Class A (a)	191,267	8,626,142

Ground Transportation — 0.3%
RXO, Inc. (a)	30,272	494,342

Health Care Equipment & Supplies — 3.6%
Cooper Cos., Inc. (a)	37,981	2,559,730
DexCom, Inc. (a)	48,248	3,635,004
		6,194,734
Health Care Providers & Services — 4.0%
HealthEquity, Inc. (a)	79,093	7,065,378

Hotels, Restaurants & Leisure — 1.5%
Wingstop, Inc.	8,147	2,673,194

Insurance — 7.8%
Brown & Brown, Inc.	88,987	8,627,289
Goosehead Insurance, Inc. - Class A (b)	58,542	4,959,093
		13,586,382
Life Sciences Tools & Services — 5.4%
Waters Corp. (a)	14,276	4,308,497
West Pharmaceutical Services, Inc.	20,860	5,151,377
		9,459,874
Personal Care Products — 0.0%(c)
BellRing Brands, Inc. (a)	788	32,347

Professional Services — 7.2%
Broadridge Financial Solutions, Inc.	35,506	9,076,043
Paychex, Inc.	24,461	3,411,209
		12,487,252
Real Estate Management & Development — 2.9%
CoStar Group, Inc. (a)	55,621	4,977,523

Software — 15.6%
Alarm.com Holdings, Inc. (a)	88,363	5,180,723
Datadog, Inc. - Class A (a)	29,966	4,095,753
Guidewire Software, Inc. (a)(b)	35,585	7,722,657
Nutanix, Inc. - Class A (a)	43,299	2,910,126
Tyler Technologies, Inc. (a)	12,845	7,230,193
		27,139,452

The accompanying notes are an integral part of these financial statements.
4

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

AUGUST 31, 2025

	Shares	Value
Specialized REITs — 3.8%
SBA Communications Corp.	31,957	$6,546,391

Specialty Retail — 3.3%
Tractor Supply Co. (b)	92,574	5,717,370

Textiles, Apparel & Luxury Goods — 0.0%(c)
Crocs, Inc. (a)	603	52,582

Trading Companies & Distributors — 12.6%
Fastenal Co.	146,762	7,288,201
QXO, Inc. (a)	345,837	6,961,699
SiteOne Landscape Supply, Inc. (a)	37,643	5,391,983
Watsco, Inc.	6,032	2,427,156
		22,069,039
TOTAL COMMON STOCKS (Cost $105,037,396)		171,143,586

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	9,905,875	9,905,875
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,905,875)		9,905,875
TOTAL INVESTMENTS — 103.8% (Cost $114,943,271)		181,049,461
Liabilities in Excess of Other Assets — (3.8)%		(6,554,291)
TOTAL NET ASSETS — 100.0%		$174,495,170

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $9,646,997.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.
5

Motley Fool 100 Index ETF

Schedule of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.9%
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$8,308

Aerospace & Defense — 0.7%
Axon Enterprise, Inc. (b)	4,228	3,159,542
Howmet Aerospace, Inc.	22,297	3,881,908
TransDigm Group, Inc.	3,100	4,336,528
		11,377,978
Air Freight & Logistics — 0.2%
FedEx Corp.	12,824	2,963,242

Automobiles — 3.6%
Tesla, Inc. (b)	175,540	58,607,540

Banks — 3.0%
JPMorgan Chase & Co.	154,325	46,516,641
Truist Financial Corp.	72,412	3,390,330
		49,906,971
Beverages — 0.2%
Monster Beverage Corp. (b)	53,921	3,365,210

Biotechnology — 1.5%
Alnylam Pharmaceuticals, Inc. (b)	7,199	3,214,425
Amgen, Inc.	29,274	8,422,422
Gilead Sciences, Inc.	68,776	7,769,625
Vertex Pharmaceuticals, Inc. (b)	14,185	5,546,619
		24,953,091
Broadline Retail — 6.5%
Amazon.com, Inc. (b)	445,966	102,126,214
Coupang, Inc. (b)	100,379	2,868,832
eBay, Inc.	25,479	2,308,652
		107,303,698
Capital Markets — 1.4%
Charles Schwab Corp.	100,469	9,628,949
CME Group, Inc.	19,918	5,308,346
Intercontinental Exchange, Inc.	31,708	5,599,633
Nasdaq, Inc.	31,735	3,006,574
		23,543,502
Chemicals — 0.6%
Ecolab, Inc.	15,668	4,340,663
Sherwin-Williams Co.	13,818	5,055,039
		9,395,702
Commercial Services & Supplies — 0.7%
Cintas Corp.	22,303	4,684,299
Copart, Inc. (b)	42,155	2,057,586
Waste Management, Inc.	22,226	5,031,744
		11,773,629
Communications Equipment — 0.8%
Arista Networks, Inc. (b)	69,428	9,480,393
Motorola Solutions, Inc.	9,217	4,354,664
		13,835,057
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	24,107	22,740,615
Walmart, Inc.	441,694	42,835,484
		65,576,099
Electric Utilities — 0.3%
Constellation Energy Corp.	17,310	5,331,134

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	47,343	3,173,401

The accompanying notes are an integral part of these financial statements.
6

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2025

	Shares	Value
Entertainment — 3.0%
Electronic Arts, Inc.	13,865	$2,384,087
Netflix, Inc. (b)	23,044	27,842,913
ROBLOX Corp. - Class A (b)	37,488	4,670,630
Take-Two Interactive Software, Inc. (b)	10,101	2,356,260
Walt Disney Co. (c)	99,370	11,763,421
		49,017,311
Financial Services — 8.0%
Berkshire Hathaway, Inc. - Class B (b)	117,774	59,237,967
Block, Inc. (b)	33,834	2,694,540
Mastercard, Inc. - Class A	48,553	28,903,115
PayPal Holdings, Inc. (b)	48,702	3,418,393
Visa, Inc. - Class A (c)	103,520	36,416,266
		130,670,281
Ground Transportation — 1.2%
Old Dominion Freight Line, Inc.	11,290	1,704,451
Uber Technologies, Inc. (b)	113,300	10,621,875
Union Pacific Corp.	32,596	7,287,488
		19,613,814
Health Care Equipment & Supplies — 1.1%
DexCom, Inc. (b)	21,257	1,601,502
GE HealthCare Technologies, Inc.	25,304	1,865,664
IDEXX Laboratories, Inc. (b)	4,429	2,865,962
Intuitive Surgical, Inc. (b)	19,473	9,216,474
ResMed, Inc. (c)	8,083	2,218,864
		17,768,466
Health Care Providers & Services — 0.9%
CVS Health Corp.	70,614	5,165,414
HCA Healthcare, Inc.	13,129	5,303,591
McKesson Corp.	6,918	4,750,175
		15,219,180
Health Care Technology — 0.2%
Veeva Systems, Inc. - Class A (b)	9,030	2,430,876

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. - Class A (b)	33,127	4,324,067
Booking Holdings, Inc.	1,772	9,921,517
Chipotle Mexican Grill, Inc. (b)	58,986	2,485,670
DoorDash, Inc. - Class A (b)	23,403	5,739,586
Marriott International, Inc. - Class A	15,135	4,054,061
Starbucks Corp.	55,659	4,908,567
		31,433,468
Industrial Conglomerates — 0.3%
3M Co.	29,754	4,627,640

Insurance — 0.5%
Progressive Corp.	31,676	7,825,873

Interactive Media & Services — 11.4%
Alphabet, Inc. - Class C	508,396	108,557,798
Meta Platforms, Inc. - Class A	105,630	78,028,881
		186,586,679
IT Services — 0.7%
Cloudflare, Inc. - Class A (b)	19,149	3,996,588
Cognizant Technology Solutions Corp. - Class A	27,231	1,967,439
Gartner, Inc. (b)	3,311	831,690
Snowflake, Inc. - Class A (b)	18,424	4,397,072
		11,192,789
Machinery — 0.2%
Cummins, Inc.	7,592	3,024,956

Media — 0.1%
Trade Desk, Inc. - Class A (b)	23,347	1,276,147

The accompanying notes are an integral part of these financial statements.
7

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2025

	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc.	122,880	$3,315,302

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	90,190	4,255,164
Eli Lilly & Co.	39,276	28,772,812
		33,027,976
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (b)	23,299	2,085,027

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc. (b)	89,614	14,573,925
Broadcom, Inc.	260,139	77,362,737
Lam Research Corp.	70,726	7,083,209
NVIDIA Corp.	1,025,018	178,537,635
		277,557,506
Software — 14.7%
Adobe Systems, Inc. (b)	17,264	6,158,069
AppLovin Corp. - Class A (b)	18,310	8,762,983
Autodesk, Inc. (b)	11,818	3,719,125
Crowdstrike Holdings, Inc. - Class A (b)	13,770	5,834,349
Datadog, Inc. - Class A (b)	19,082	2,608,128
Fair Isaac Corp. (b)	1,011	1,538,378
Fortinet, Inc. (b)	42,314	3,333,074
Intuit, Inc.	15,422	10,286,474
Microsoft Corp.	312,216	158,196,725
Palo Alto Networks, Inc. (b)	36,852	7,021,043
Salesforce, Inc.	45,785	11,732,406
ServiceNow, Inc. (b)	11,449	10,503,999
Synopsys, Inc. (b)	8,555	5,163,114
Workday, Inc. - Class A (b)	14,744	3,403,210
Zoom Communications, Inc. - Class A (b)	14,248	1,160,072
Zscaler, Inc. (b)	8,584	2,378,197
		241,799,346

Specialized REITs — 0.6%
American Tower Corp.	25,488	5,195,729
Equinix, Inc.	5,392	4,239,136
		9,434,865

Specialty Retail — 2.0%
Carvana Co. (b)	7,297	2,713,900
Home Depot, Inc.	54,264	22,072,968
TJX Cos., Inc.	61,697	8,428,427
		33,215,295
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	627,090	145,572,673

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. - Class B	69,389	5,368,627

Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.	61,776	15,566,934
TOTAL COMMON STOCKS (Cost $1,093,764,825)		$1,638,745,593

The accompanying notes are an integral part of these financial statements.
8

Motley Fool 100 Index ETF

Schedule of Investments (concluded)

AUGUST 31, 2025

	UNITS	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	38,421,300	$38,421,300
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,421,300)		38,421,300
TOTAL INVESTMENTS — 102.2% (Cost $1,132,186,125)		1,677,166,893
Liabilities in Excess of Other Assets — (2.2)%		(35,350,603)
TOTAL NET ASSETS — 100.0%		$1,641,816,290

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,308 or 0.0% of net assets as of August 31, 2025.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $37,842,888.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.
9

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace & Defense — 6.2%
Hexcel Corp.	39,581	$2,499,540
Leonardo DRS, Inc.	57,300	2,387,118
		4,886,658
Air Freight & Logistics — 4.3%
GXO Logistics, Inc. (a)(b)	64,276	3,384,131

Automobile Components — 1.8%
Gentex Corp.	51,838	1,451,982

Banks — 3.5%
Live Oak Bancshares, Inc.	72,360	2,799,608

Biotechnology — 3.1%
Ultragenyx Pharmaceutical, Inc. (a)	81,728	2,448,571

Building Products — 2.0%
Trex Co., Inc. (a)	25,983	1,601,332

Capital Markets — 5.9%
StoneX Group, Inc. (a)	45,366	4,635,044

Chemicals — 3.2%
Eastman Chemical Co.	36,017	2,533,436

Diversified Consumer Services — 3.6%
Frontdoor, Inc. (a)	46,291	2,812,178

Electronic Equipment, Instruments & Components — 5.9%
Evolv Technologies Holdings, Inc. (a)	319,897	2,635,951
IPG Photonics Corp. (a)(b)	24,518	2,006,063
		4,642,014
Financial Services — 5.8%
Toast, Inc. - Class A (a)	101,904	4,595,870

Ground Transportation — 2.2%
RXO, Inc. (a)(b)	106,920	1,746,004

Health Care Equipment & Supplies — 10.1%
Alphatec Holdings, Inc. (a)(b)	200,720	3,191,448
Penumbra, Inc. (a)	9,233	2,517,285
UFP Technologies, Inc. (a)(b)	11,004	2,312,601
		8,021,334
Health Care Providers & Services — 3.4%
HealthEquity, Inc. (a)	29,744	2,657,032

Industrial REITs — 2.2%
STAG Industrial, Inc. (b)	47,673	1,756,750

Insurance — 2.5%
Goosehead Insurance, Inc. - Class A (b)	23,653	2,003,646

Oil, Gas & Consumable Fuels — 3.1%
Northern Oil & Gas, Inc. (b)	94,513	2,472,460

Personal Care Products — 3.3%
BellRing Brands, Inc. (a)	63,220	2,595,181

Professional Services — 3.2%
Verra Mobility Corp. (a)	100,676	2,501,799

Semiconductors & Semiconductor Equipment — 3.8%
SiTime Corp. (a)	12,478	3,015,558

Software — 8.9%
Alarm.com Holdings, Inc. (a)	52,346	3,069,046
LiveRamp Holdings, Inc. (a)	79,382	2,216,346
Q2 Holdings, Inc. (a)	22,763	1,792,131
		7,077,523

The accompanying notes are an integral part of these financial statements.
10

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

AUGUST 31, 2025

	Shares	Value
Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc. (a)(b)	17,713	$1,544,574

Trading Companies & Distributors — 7.6%
Herc Holdings, Inc. (b)	21,852	2,858,023
QXO, Inc. (a)	93,434	1,880,827
SiteOne Landscape Supply, Inc. (a)	8,889	1,273,260
		6,012,110
TOTAL COMMON STOCKS (Cost $68,693,632)		$77,194,795
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	15,429,862	15,429,862
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,429,862)		15,429,862
TOTAL INVESTMENTS — 117.1% (Cost $84,123,494)		92,624,657
Liabilities in Excess of Other Assets — (17.1)%		(13,537,040)
TOTAL NET ASSETS — 100.0%		$79,087,617

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $14,889,679.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.
11

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.6%
FedEx Corp.	2,733	$631,514

Automobile Components — 0.0%(a)
Phinia, Inc.	422	24,679

Beverages — 0.7%
Boston Beer Co., Inc. - Class A (b)	115	25,425
Monster Beverage Corp. (b)	10,466	653,183
		678,608
Biotechnology — 2.1%
Exelixis, Inc. (b)	4,214	157,688
Gilead Sciences, Inc.	16,563	1,871,122
Neurocrine Biosciences, Inc. (b)	936	130,666
		2,159,476
Broadline Retail — 5.6%
Amazon.com, Inc. (b)	23,056	5,279,824
eBay, Inc.	5,288	479,146
Etsy, Inc. (b)	1,228	65,096
		5,824,066
Capital Markets — 0.3%
Cboe Global Markets, Inc.	980	231,231
PJT Partners, Inc. - Class A	345	61,755
		292,986
Chemicals — 2.4%
Ecolab, Inc.	3,223	892,900
RPM International, Inc.	1,682	210,771
Sherwin-Williams Co.	3,619	1,323,939
		2,427,610
Commercial Services & Supplies — 2.7%
Cintas Corp.	5,654	1,187,510
Rollins, Inc.	8,275	467,868
Veralto Corp.	2,379	252,626
Waste Management, Inc.	4,080	923,671
		2,831,675
Communications Equipment — 2.6%
Arista Networks, Inc. (b)	12,724	1,737,462
Motorola Solutions, Inc.	2,067	976,575
		2,714,037
Construction & Engineering — 0.3%
EMCOR Group, Inc.	559	346,580

Consumer Staples Distribution & Retail — 9.4%
Casey’s General Stores, Inc.	493	243,798
Costco Wholesale Corp.	4,786	4,514,730
Maplebear, Inc. (b)	4,070	176,516
Walmart, Inc.	49,134	4,765,015
		9,700,059
Distributors — 0.1%
LKQ Corp.	2,265	73,884

Entertainment — 5.0%
Electronic Arts, Inc.	3,050	524,448
Netflix, Inc. (b)	3,841	4,640,888
		5,165,336
Financial Services — 10.0%
Jack Henry & Associates, Inc.	878	143,342
Mastercard, Inc. - Class A	8,877	5,284,390
Visa, Inc. - Class A	13,985	4,919,643
		10,347,375
Ground Transportation — 1.6%
Landstar System, Inc.	285	37,714
Old Dominion Freight Line, Inc.	1,958	295,599
Union Pacific Corp.	5,878	1,314,145
		1,647,458

The accompanying notes are an integral part of these financial statements.
12

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

AUGUST 31, 2025

	Shares	Value
Health Care Equipment & Supplies — 3.3%
IDEXX Laboratories, Inc. (b)	1,180	$763,566
Insulet Corp. (b)	789	268,165
Intuitive Surgical, Inc. (b)	3,742	1,771,070
ResMed, Inc.	1,780	488,628
Solventum Corp. (b)	1,839	134,413
STAAR Surgical Co. (b)	376	10,287
		3,436,129
Health Care Providers & Services — 2.2%
CVS Health Corp.	12,635	924,250
HCA Healthcare, Inc.	3,405	1,375,484
		2,299,734
Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc. (b)	14,479	610,145

Household Durables — 0.2%
Dream Finders Homes, Inc. - Class A (b)	827	22,982
TopBuild Corp. (b)	326	137,168
		160,150
Interactive Media & Services — 11.5%
Alphabet, Inc. - Class C	28,962	6,184,256
Match Group, Inc.	4,277	159,703
Meta Platforms, Inc. - Class A	6,888	5,088,166
Pinterest, Inc. - Class A (b)	11,005	403,113
		11,835,238
IT Services — 0.9%
Cognizant Technology Solutions Corp. - Class A	5,358	387,116
Gartner, Inc. (b)	886	222,554
GoDaddy, Inc. - Class A (b)	1,740	258,059
Kyndryl Holdings, Inc. (b)	2,544	80,874
		948,603
Life Sciences Tools & Services — 0.2%
Medpace Holdings, Inc. (b)	357	169,757

Machinery — 0.1%
Tennant Co.	241	19,772
Toro Co.	1,117	90,544
		110,316
Media — 0.4%
New York Times Co. - Class A	2,263	135,418
Trade Desk, Inc. - Class A (b)	4,137	226,128
		361,546
Personal Care Products — 0.1%
elf Beauty, Inc. (b)	810	101,250

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	24,508	1,156,288
Eli Lilly & Co.	6,238	4,569,834
		5,726,122
Professional Services — 0.0%(a)
TaskUS, Inc. - Class A (b)	1,215	21,287
Upwork, Inc. (b)	1,132	17,421
		38,708
Semiconductors & Semiconductor Equipment — 2.1%
Cirrus Logic, Inc. (b)	611	69,770
Impinj, Inc. (b)	251	47,055
Lam Research Corp.	15,696	1,571,954
Monolithic Power Systems, Inc.	546	456,325
Universal Display Corp.	394	54,605
		2,199,709

The accompanying notes are an integral part of these financial statements.
13

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

AUGUST 31, 2025

	Shares	Value
Software — 16.4%
Adobe Systems, Inc. (b)	5,738	$2,046,745
Appfolio, Inc. - Class A (b)	460	127,595
Appian Corp. - Class A (b)	993	30,565
Autodesk, Inc. (b)	2,849	896,580
Box, Inc. - Class A (b)	1,473	48,064
Crowdstrike Holdings, Inc. - Class A (b)	2,934	1,243,136
Docusign, Inc. (b)	3,202	245,465
Fair Isaac Corp. (b)	369	561,485
Fortinet, Inc. (b)	9,825	773,915
HubSpot, Inc. (b)	703	339,669
Manhattan Associates, Inc. (b)	687	148,007
Microsoft Corp.	9,896	5,014,204
Nutanix, Inc. - Class A (b)	4,008	269,378
Palo Alto Networks, Inc. (b)	6,719	1,280,104
Samsara, Inc. - Class A (b)	6,788	245,318
ServiceNow, Inc. (b)	2,370	2,174,380
Synopsys, Inc. (b)	1,443	870,879
Workday, Inc. - Class A (b)	2,929	676,072
		16,991,561
Specialty Retail — 7.0%
Five Below, Inc. (b)	636	92,284
Home Depot, Inc.	10,312	4,194,612
Stitch Fix, Inc. - Class A (b)	1,949	10,310
TJX Cos., Inc.	13,033	1,780,438
Tractor Supply Co.	7,945	490,683
Ulta Beauty, Inc. (b)	623	306,971
Williams-Sonoma, Inc.	1,780	334,978
Winmark Corp.	97	44,993
		7,255,269
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	23,863	5,539,557
Pure Storage, Inc. - Class A (b)	4,150	322,081
		5,861,638
Textiles, Apparel & Luxury Goods — 0.0%(a)
Skechers USA, Inc. - Class A (b)	300	18,924
Under Armour, Inc. - Class A (b)	4,424	22,120
		41,044
Trading Companies & Distributors — 0.2%
Watsco, Inc.	493	198,373

TOTAL COMMON STOCKS (Cost $91,253,728)		103,210,635
TOTAL INVESTMENTS — 99.8% (Cost $91,253,728)		103,210,635
Other Assets in Excess of Liabilities — 0.2%		194,278
TOTAL NET ASSETS — 100.0%		$103,404,913

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.
14

MOTLEY FOOL next index ETF

Schedule of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 4.3%
AeroVironment, Inc. (a)	707	$170,634
Archer Aviation, Inc. - Class A (a)	9,880	88,426
HEICO Corp.	1,896	591,590
Rocket Lab Corp. (a)	7,200	349,920
Textron, Inc.	2,817	225,811
		1,426,381
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a)	1,785	93,980

Automobile Components — 0.6%
BorgWarner, Inc.	3,429	146,624
Phinia, Inc.	621	36,316
XPEL, Inc. (a)	445	16,536
		199,476
Banks — 0.7%
Axos Financial, Inc. (a)	880	80,265
Western Alliance Bancorp	1,704	152,593
		232,858
Beverages — 0.9%
Boston Beer Co., Inc. - Class A (a)	171	37,806
Celsius Holdings, Inc. (a)	4,020	252,778
		290,584
Biotechnology — 4.4%
AnaptysBio, Inc. (a)	459	9,331
Biogen, Inc. (a)	2,281	301,594
BioMarin Pharmaceutical, Inc. (a)	2,993	174,402
Bridgebio Pharma, Inc. (a)	2,964	153,417
Editas Medicine, Inc. (a)	1,337	3,436
Emergent BioSolutions, Inc. (a)	875	7,262
Exact Sciences Corp. (a)	2,943	139,557
Exelixis, Inc. (a)	4,256	159,260
Ionis Pharmaceuticals, Inc. (a)	2,484	105,905
Moderna, Inc. (a)	6,035	145,383
Neurocrine Biosciences, Inc. (a)	1,545	215,682
Viking Therapeutics, Inc. (a)	1,753	47,419
		1,462,648
Broadline Retail — 0.3%
Etsy, Inc. (a)	1,626	86,194

Building Products — 0.3%
Trex Co., Inc. (a)	1,673	103,107

Capital Markets — 4.9%
Affiliated Managers Group, Inc.	444	99,820
Cboe Global Markets, Inc.	1,634	385,542
FactSet Research Systems, Inc.	592	221,006
Houlihan Lokey, Inc.	1,090	217,183
Interactive Brokers Group, Inc. - Class A	6,801	423,294
Jefferies Financial Group, Inc.	3,219	208,752
PJT Partners, Inc. - Class A	375	67,125
		1,622,722

The accompanying notes are an integral part of these financial statements.
15

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2025

	Shares	Value
Chemicals — 0.9%
Perimeter Solutions, Inc. (a)	2,306	$51,631
RPM International, Inc.	2,005	251,247
		302,878
Commercial Services & Supplies — 2.5%
Rollins, Inc.	7,562	427,555
Veralto Corp.	3,867	410,637
		838,192
Communications Equipment — 1.5%
Ubiquiti, Inc.	944	498,555

Construction & Engineering — 2.0%
EMCOR Group, Inc.	699	433,380
MasTec, Inc. (a)	1,212	220,208
		653,588
Consumer Finance — 2.0%
Bread Financial Holdings, Inc.	725	47,988
Nelnet, Inc. - Class A	568	73,050
SoFi Technologies, Inc. (a)	17,247	440,488
Upstart Holdings, Inc. (a)	1,485	108,821
		670,347
Consumer Staples Distribution & Retail — 3.2%
Casey’s General Stores, Inc.	581	287,316
Maplebear, Inc. (a)	4,069	176,472
Sysco Corp.	7,548	607,388
		1,071,176
Distributors — 0.4%
LKQ Corp.	4,029	131,426

Diversified Consumer Services — 0.7%
Chegg, Inc. (a)	1,693	2,488
Duolingo, Inc. (a)	709	211,183
		213,671
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. (a)	3,718	181,959
Bandwidth, Inc. - Class A (a)	462	6,930
		188,889
Electronic Equipment, Instruments & Components — 1.9%
Cognex Corp.	2,619	115,079
Coherent Corp. (a)	2,426	219,480
IPG Photonics Corp. (a)	664	54,329
Zebra Technologies Corp. - Class A (a)	794	251,769
		640,657
Entertainment — 3.8%
Live Nation Entertainment, Inc. (a)	3,617	602,194
Roku, Inc. (a)	2,289	221,026
Warner Bros Discovery, Inc. (a)	38,602	449,327
		1,272,547
Financial Services — 2.7%
Euronet Worldwide, Inc. (a)	675	62,903
Jack Henry & Associates, Inc.	1,137	185,627
Marqeta, Inc. - Class A (a)	7,308	46,515
Rocket Cos., Inc. - Class A	614	10,911
Shift4 Payments, Inc. - Class A (a)	1,071	96,851
Toast, Inc. - Class A (a)	9,018	406,712
WEX, Inc. (a)	535	91,672
		901,191
Food Products — 1.3%
Darling Ingredients, Inc. (a)	2,468	83,813
Freshpet, Inc. (a)	761	42,479
McCormick & Co., Inc.	4,185	294,499
		420,791

The accompanying notes are an integral part of these financial statements.
16

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2025

	Shares	Value
Ground Transportation — 1.5%
Landstar System, Inc.	546	$72,252
RXO, Inc. (a)	2,558	41,772
U-Haul Holding Co. (a)	2,752	158,378
XPO, Inc. (a)	1,838	238,389
		510,791
Health Care Equipment & Supplies — 3.4%
Align Technology, Inc. (a)	1,132	160,699
ClearPoint Neuro, Inc. (a)	445	4,668
Globus Medical, Inc. - Class A (a)	2,113	129,463
Insulet Corp. (a)	1,099	373,528
Masimo Corp. (a)	846	118,195
QuidelOrtho Corp. (a)	1,056	30,297
Solventum Corp. (a)	2,700	197,343
STAAR Surgical Co. (a)	796	21,779
TransMedics Group, Inc. (a)	528	60,699
UFP Technologies, Inc. (a)	121	25,429
		1,122,100
Health Care Providers & Services — 1.8%
Fulgent Genetics, Inc. (a)	496	10,996
Guardant Health, Inc. (a)	1,933	130,323
HealthEquity, Inc. (a)	1,350	120,595
Progyny, Inc. (a)	1,376	32,570
Quest Diagnostics, Inc.	1,742	316,417
		610,901
Health Care Technology — 0.7%
Doximity, Inc. - Class A (a)	2,932	199,200
GoodRx Holdings, Inc. - Class A (a)	5,981	26,017
Teladoc, Inc. (a)	2,798	21,629
		246,846
Hotels, Restaurants & Leisure — 2.8%
Cava Group, Inc. (a)	1,804	121,860
Dave & Buster’s Entertainment, Inc. (a)	540	13,862
Hyatt Hotels Corp. - Class A	1,490	214,977
Planet Fitness, Inc. - Class A (a)	1,309	137,183
Sweetgreen, Inc. - Class A (a)	1,890	17,199
Texas Roadhouse, Inc.	1,036	178,762
Vail Resorts, Inc.	580	95,004
Wingstop, Inc.	436	143,061
		921,908
Household Durables — 2.1%
Dream Finders Homes, Inc. - Class A (a)	1,460	40,573
iRobot Corp. (a)	496	1,682
Meritage Homes Corp.	1,122	87,168
NVR, Inc. (a)	47	381,530
TopBuild Corp. (a)	444	186,817
		697,770
Household Products — 0.1%
Spectrum Brands Holdings, Inc.	391	22,283

Industrial REITs — 0.3%
STAG Industrial, Inc.	2,913	107,344

Insurance — 2.6%
CNA Financial Corp.	4,213	208,754
Kinsale Capital Group, Inc.	364	166,512
Lemonade, Inc. (a)	1,144	60,518
Markel Group, Inc. (a)	199	389,853
Trupanion, Inc. (a)	668	30,968
		856,605

The accompanying notes are an integral part of these financial statements.
17

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2025

	Shares	Value
Interactive Media & Services — 1.6%
Match Group, Inc.	3,827	$142,900
Pinterest, Inc. - Class A (a)	10,557	386,703
		529,603
IT Services — 4.7%
DigitalOcean Holdings, Inc. (a)	1,421	46,353
EPAM Systems, Inc. (a)	884	155,902
Fastly, Inc. - Class A (a)	2,295	17,465
GoDaddy, Inc. - Class A (a)	2,224	329,841
Kyndryl Holdings, Inc. (a)	3,611	114,794
MongoDB, Inc. (a)	1,276	402,718
Okta, Inc. (a)	2,732	253,448
Twilio, Inc. - Class A (a)	2,383	251,669
		1,572,190
Leisure Products — 0.5%
Hasbro, Inc.	2,187	177,519

Life Sciences Tools & Services — 1.7%
Illumina, Inc. (a)	2,470	246,901
Lifecore Biomedical, Inc. (a)	597	4,543
Medpace Holdings, Inc. (a)	447	212,553
Repligen Corp. (a)	877	107,275
		571,272
Machinery — 3.4%
Chart Industries, Inc. (a)	701	139,751
Middleby Corp. (a)	835	114,270
Proto Labs, Inc. (a)	391	19,476
RBC Bearings, Inc. (a)	490	191,080
Tennant Co.	292	23,956
Toro Co.	1,540	124,832
Westinghouse Air Brake Technologies Corp.	2,670	516,645
		1,130,010
Media — 0.5%
Boston Omaha Corp. - Class A (a)	506	6,750
New York Times Co. - Class A	2,544	152,233
PubMatic, Inc. - Class A (a)	783	6,789
		165,772
Metals & Mining — 0.0%(b)
Compass Minerals International, Inc. (a)	670	12,764

Oil, Gas & Consumable Fuels — 1.7%
EQT Corp.	9,341	484,237
Excelerate Energy, Inc. - Class A	498	12,161
Sable Offshore Corp. (a)	1,547	41,738
Vitesse Energy, Inc.	621	16,525
		554,661
Passenger Airlines — 0.4%
Alaska Air Group, Inc. (a)	1,894	118,905

Personal Care Products — 0.3%
elf Beauty, Inc. (a)	879	109,875

Pharmaceuticals — 0.3%
Axsome Therapeutics, Inc. (a)	771	93,507

Professional Services — 3.2%
Broadridge Financial Solutions, Inc.	1,833	468,552
Paycom Software, Inc.	874	198,529
SS&C Technologies Holdings, Inc.	3,849	341,252
TaskUS, Inc. - Class A (a)	1,387	24,300
Upwork, Inc. (a)	2,054	31,611
		1,064,244
Real Estate Management & Development — 1.0%
Zillow Group, Inc. - Class C (a)	3,747	315,910

Semiconductors & Semiconductor Equipment — 5.9%
Astera Labs, Inc. (a)	2,567	467,707
Cirrus Logic, Inc. (a)	801	91,466
Enphase Energy, Inc. (a)	2,048	77,210
First Solar, Inc. (a)	1,674	326,748
Impinj, Inc. (a)	460	86,236
Monolithic Power Systems, Inc.	747	624,313
Skyworks Solutions, Inc.	2,343	175,584
Universal Display Corp.	742	102,834
		1,952,098

The accompanying notes are an integral part of these financial statements.
18

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

AUGUST 31, 2025

	Shares	Value
Software — 9.7%
Appfolio, Inc. - Class A (a)	563	$156,165
Appian Corp. - Class A (a)	1,159	35,674
Asana, Inc. - Class A (a)	3,672	53,611
Blackbaud, Inc. (a)	745	49,699
BlackLine, Inc. (a)	973	52,902
Box, Inc. - Class A (a)	2,260	73,744
Braze, Inc. - Class A (a)	1,729	47,893
Confluent, Inc. - Class A (a)	5,312	105,496
Docusign, Inc. (a)	3,153	241,709
Gitlab, Inc. - Class A (a)	2,578	123,796
HubSpot, Inc. (a)	823	397,649
Manhattan Associates, Inc. (a)	947	204,022
Nutanix, Inc. - Class A (a)	4,183	281,139
Q2 Holdings, Inc. (a)	979	77,077
Rubrik, Inc. - Class A (a)	3,012	269,273
Samsara, Inc. - Class A (a)	8,884	321,068
Tyler Technologies, Inc. (a)	673	378,818
Unity Software, Inc. (a)	6,486	255,613
Varonis Systems, Inc. (a)	1,747	103,108
		3,228,456
Specialty Retail — 6.3%
Camping World Holdings, Inc. - Class A	977	17,107
CarMax, Inc. (a)	2,350	144,172
Chewy, Inc. - Class A (a)	6,479	265,380
Five Below, Inc. (a)	859	124,641
GameStop Corp. - Class A (a)	6,980	156,422
RH (a)	291	65,670
Sleep Number Corp. (a)	362	3,812
Stitch Fix, Inc. - Class A (a)	2,075	10,977
Tractor Supply Co.	8,273	510,940
Ulta Beauty, Inc. (a)	702	345,896
Warby Parker, Inc. - Class A (a)	1,894	49,623
Williams-Sonoma, Inc.	1,919	361,137
Winmark Corp.	56	25,975
		2,081,752
Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc. - Class A (a)	5,100	395,811

Textiles, Apparel & Luxury Goods — 0.5%
Skechers USA, Inc. - Class A (a)	2,335	147,292
Under Armour, Inc. - Class A (a)	6,488	32,440
		179,732
Trading Companies & Distributors — 1.2%
Watsco, Inc.	596	239,819
WESCO International, Inc.	762	167,518
		407,337
TOTAL COMMON STOCKS (Cost $29,396,784)		33,079,824
TOTAL INVESTMENTS — 99.6% (Cost $29,396,784)		33,079,824
Other Assets in Excess of Liabilities — 0.4%		122,221
TOTAL NET ASSETS — 100.0%		$33,202,045

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
19

Motley Fool ETFs

Statements of Assets and Liabilities

AUGUST 31, 2025

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS:
Investments, at value	$412,166,362	$181,049,461	$1,677,166,893	$92,624,657
Cash - interest bearing deposit account	4,720,310	3,397,940	2,908,628	1,911,739
Dividends receivable	311,183	67,278	834,354	26,722
Interest receivable	24,674	10,614	8,038	9,247
Security lending income receivable	2,419	1,509	1,746	1,613
Dividend tax reclaims receivable	8,542	—	—	—
Foreign currency, at value	15,620	—	—	—
Total assets	417,249,110	184,526,802	1,680,919,659	94,573,978

LIABILITIES:
Payable upon return of securities loaned	15,586,495	9,905,875	38,421,300	15,429,862
Payable to adviser	289,008	125,757	682,069	56,499
Total liabilities	15,875,503	10,031,632	39,103,369	15,486,361
NET ASSETS	$401,373,607	$174,495,170	$1,641,816,290	$79,087,617

NET ASSETS CONSISTS OF:
Capital stock ($0.001, $0.001, $0.001, and $0.001 per share)	$13,119	$6,718	$24,425	$2,200
Additional paid-in capital	236,294,687	109,274,433	1,114,109,510	86,757,242
Total distributable earnings	165,065,801	65,214,019	527,682,355	(7,671,825)
Total net assets	$401,373,607	$174,495,170	$1,641,816,290	$79,087,617

Net assets	$401,373,607	$174,495,170	$1,641,816,290	$79,087,617
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000, and 100,000,000 shares authorized, $0.001, $0.001, $0.001, and $0.001 par value)	13,118,873	6,717,511	24,425,000	2,200,000
Net asset value per share	$30.60	$25.98	$67.22	$35.95

COST:
Investments, at cost	$237,457,480	$114,943,271	$1,132,186,125	$84,123,494
Foreign currency, at cost	$15,612	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$15,336,447	$9,646,997	$37,842,888	$14,889,679

The accompanying notes are an integral part of these financial statements.
20

Motley Fool ETFs

Statements of Assets and Liabilities (concluded)

AUGUST 31, 2025

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS:
Investments, at value	$103,210,635	$33,079,824
Cash - interest bearing deposit account	173,846	121,482
Dividends receivable	64,686	14,134
Interest receivable	625	412
Security lending income receivable	—	—
Dividend tax reclaims receivable	—	—
Foreign currency, at value	—	—
Total assets	103,449,792	33,215,852

LIABILITIES:
Payable upon return of securities loaned	—	—
Payable to adviser	44,879	13,807
Total liabilities	44,879	13,807
NET ASSETS	$103,404,913	$33,202,045

NET ASSETS CONSISTS OF:
Capital stock ($0.001, $0.001 per share)	$3,625	$1,550
Additional paid-in capital	92,177,231	31,429,169
Total distributable earnings	11,224,057	1,771,326
Total net assets	$103,404,913	$33,202,045

Net assets	$103,404,913	$33,202,045
Capital shares issued and outstanding (100,000,000, 100,000,000 shares authorized, $0.001, $0.001 par value)	3,625,000	1,550,000
Net asset value per share	$28.53	$21.42

COST:
Investments, at cost	$91,253,728	$29,396,784
Foreign currency, at cost	$—	$—

LOANED SECURITIES:
at value (included in investments)	$—	$—

The accompanying notes are an integral part of these financial statements.
21

Motley Fool ETFs

Statements of Operations

FOR THE Year ENDED AUGUST 31, 2025

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME:
Dividend income	$9,959,109	$1,364,416	$8,393,186	$619,732
Less: Dividend withholding taxes	(3,479)	—	—	—
Less: Issuance fees	(17,155)	—	—	—
Interest income	492,619	122,732	133,683	106,239
Securities lending income	58,153	27,243	19,355	20,151
Total investment income	10,489,247	1,514,391	8,546,224	746,122

EXPENSES:
Investment advisory fee	3,509,222	1,623,391	6,311,445	722,070
Total expenses	3,509,222	1,623,391	6,311,445	722,070
NET INVESTMENT INCOME/(LOSS)	6,980,025	(109,000)	2,234,779	24,052

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,767,432)	(793,102)	(10,530,336)	1,010,968
In-kind redemptions	38,342,256	19,889,897	72,849,269	5,912,988
Other investments	17,725	—	—	987
Foreign currency translation	(226,136)	—	—	—
Net realized gain (loss)	28,366,413	19,096,795	62,318,933	6,924,943
Net change in unrealized appreciation (depreciation) on:
Investments	8,447,383	(7,224,956)	202,512,458	(1,067,365)
Foreign currency translation	162	—	—	—
Net change in unrealized appreciation (depreciation)	8,447,545	(7,224,956)	202,512,458	(1,067,365)
Net realized and unrealized gain (loss)	36,813,958	11,871,839	264,831,391	5,857,578
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,793,983	$11,762,839	$267,066,170	$5,881,630

The accompanying notes are an integral part of these financial statements.
22

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE Year ENDED AUGUST 31, 2025

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool NEXT INDEX ETF
INVESTMENT INCOME:
Dividend income	$543,831	$154,343
Less: Dividend withholding taxes	—	—
Less: Issuance fees	—	—
Interest income	9,088	5,115
Securities lending income	—	—
Total investment income	552,919	159,458

EXPENSES
Investment advisory fee	380,895	147,550
Total expenses	380,895	147,550
NET INVESTMENT INCOME/(LOSS)	172,024	11,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(584,675)	(142,540)
In-kind redemptions	6,975,109	594,453
Other investments	—	—
Foreign currency translation	—	—
Net realized gain (loss)	6,390,434	451,913
Net change in unrealized appreciation (depreciation) on:
Investments	1,735,080	3,881,478
Foreign currency translation	—	—
Net change in unrealized appreciation (depreciation)	1,735,080	3,881,478
Net realized and unrealized gain (loss)	8,125,514	4,333,391
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,297,538	$4,345,299

The accompanying notes are an integral part of these financial statements.
23

MOTLEY FOOL Global Opportunities ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$6,980,025	$2,177,369
Net realized gain (loss)	28,366,413	101,258,275
Net change in unrealized appreciation (depreciation)	8,447,545	(21,720,451)
Net increase (decrease) in net assets from operations	43,793,983	81,715,193

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(54,078,022)	(23,006,101)
Total distributions to shareholders	(54,078,022)	(23,006,101)

CAPITAL TRANSACTIONS:
Shares sold	35,624,610	7,701,448
Shares redeemed	(64,429,553)	(55,914,052)
ETF transaction fees	117	—
Net increase (decrease) in net assets from capital transactions	(28,804,826)	(48,212,604)

NET INCREASE (DECREASE) IN NET ASSETS	(39,088,865)	10,496,488

NET ASSETS:
Beginning of the year	$440,462,472	$429,965,984
End of the year	$401,373,607	$440,462,472

SHARES TRANSACTIONS
Shares sold	1,150,000	275,000
Shares redeemed	(2,075,000)	(1,950,000)
Total increase (decrease) in shares outstanding	(925,000)	(1,675,000)

The accompanying notes are an integral part of these financial statements.
24

MOTLEY FOOL Mid-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$(109,000)	$157,172
Net realized gain (loss)	19,096,795	43,792,151
Net change in unrealized appreciation (depreciation)	(7,224,956)	(10,270,372)
Net increase (decrease) in net assets from operations	11,762,839	33,678,951

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(28,997,279)	(4,987,801)
Total distributions to shareholders	(28,997,279)	(4,987,801)

CAPITAL TRANSACTIONS:
Shares sold	28,015,973	8,257,740
Shares redeemed	(39,425,335)	(28,155,655)
Net increase (decrease) in net assets from capital transactions	(11,409,362)	(19,897,915)

NET INCREASE (DECREASE) IN NET ASSETS	(28,643,802)	8,793,235

NET ASSETS:
Beginning of the year	203,138,972	$194,345,737
End of the year	$174,495,170	$203,138,972

SHARES TRANSACTIONS
Shares sold	1,025,000	300,000
Shares redeemed	(1,425,000)	(1,075,000)
Total increase (decrease) in shares outstanding	(400,000)	(775,000)

The accompanying notes are an integral part of these financial statements.
25

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$2,234,779	$1,904,997
Net realized gain (loss)	62,318,933	35,242,986
Net change in unrealized appreciation (depreciation)	202,512,458	169,139,961
Net increase (decrease) in net assets from operations	267,066,170	206,287,944

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,844,626)	(846,637)
Total distributions to shareholders	(4,844,626)	(846,637)

CAPITAL TRANSACTIONS:
Shares sold	519,253,178	255,012,722
Shares redeemed	(109,543,270)	(40,092,155)
Net increase (decrease) in net assets from capital transactions	409,709,908	214,920,567

NET INCREASE (DECREASE) IN NET ASSETS	671,931,452	420,361,874

NET ASSETS:
Beginning of the year	969,884,838	549,522,964
End of the year	$1,641,816,290	$969,884,838

SHARES TRANSACTIONS
Shares sold	8,675,000	5,225,000
Shares redeemed	(1,875,000)	(825,000)
Total increase (decrease) in shares outstanding	6,800,000	4,400,000

The accompanying notes are an integral part of these financial statements.
26

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$24,052	$(124,738)
Net realized gain (loss)	6,924,943	(7,112,753)
Net change in unrealized appreciation (depreciation)	(1,067,365)	16,332,435
Net increase (decrease) in net assets from operations	5,881,630	9,094,944

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(2,037)
Total distributions to shareholders	—	(2,037)

CAPITAL TRANSACTIONS:
Shares sold	16,235,780	15,776,198
Shares redeemed	(21,278,473)	(19,475,617)
Net increase (decrease) in net assets from capital transactions	(5,042,693)	(3,699,419)

NET INCREASE (DECREASE) IN NET ASSETS	838,937	5,393,488

NET ASSETS:
Beginning of the year	78,248,680	72,855,192
End of the year	$79,087,617	$78,248,680

SHARES TRANSACTIONS
Shares sold	425,000	550,000
Shares redeemed	(625,000)	(650,000)
Total increase (decrease) in shares outstanding	(200,000)	(100,000)

The accompanying notes are an integral part of these financial statements.
27

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$172,024	$145,022
Net realized gain (loss)	6,390,434	2,448,477
Net change in unrealized appreciation (depreciation)	1,735,080	7,226,975
Net increase (decrease) in net assets from operations	8,297,538	9,820,474

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(300,784)	(109,818)
Total distributions to shareholders	(300,784)	(109,818)

CAPITAL TRANSACTIONS:
Shares sold	66,243,602	20,561,140
Shares redeemed	(18,161,781)	(5,405,930)
Net increase (decrease) in net assets from capital transactions	48,081,821	15,155,210

NET INCREASE (DECREASE) IN NET ASSETS	56,078,575	24,865,866

NET ASSETS:
Beginning of the year	47,326,338	22,460,472
End of the year	$103,404,913	$47,326,338

SHARES TRANSACTIONS
Shares sold	2,450,000	900,000
Shares redeemed	(675,000)	(225,000)
Total increase (decrease) in shares outstanding	1,775,000	675,000

The accompanying notes are an integral part of these financial statements.
28

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$11,908	$33,375
Net realized gain (loss)	451,913	286,525
Net change in unrealized appreciation (depreciation)	3,881,478	3,254,754
Net increase (decrease) in net assets from operations	4,345,299	3,574,654

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(18,172)	(46,367)
Total distributions to shareholders	(18,172)	(46,367)

CAPITAL TRANSACTIONS:
Shares sold	7,143,650	420,680
Shares redeemed	(2,783,303)	(8,616,947)
Net increase (decrease) in net assets from capital transactions	4,360,347	(8,196,267)

NET INCREASE (DECREASE) IN NET ASSETS	8,687,474	(4,667,980)

NET ASSETS:
Beginning of the year	24,514,571	29,182,551
End of the year	$33,202,045	$24,514,571

SHARES TRANSACTIONS
Shares sold	350,000	25,000
Shares redeemed	(150,000)	(525,000)
Total increase (decrease) in shares outstanding	200,000	(500,000)

The accompanying notes are an integral part of these financial statements.
29

MOTLEY FOOL Global Opportunities ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$31.36	$27.35	$24.75	$37.03	$30.17
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.51	0.15	0.11	0.30	(0.05)
Net realized and unrealized gain (loss) on investments(b)	2.68	5.36	2.65	(10.00)	9.03
Total from investment operations	3.19	5.51	2.76	(9.70)	8.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.10)	(0.06)	(0.77)	—
Net realized gains	(3.83)	(1.40)	(0.10)	(1.81)	(2.12)
Total distributions	(3.95)	(1.50)	(0.16)	(2.58)	(2.12)
Redemption fee per share	0.00 (c)	—	—	—	—
Net asset value, end of year	$30.60	$31.36	$27.35	$24.75	$37.03
TOTAL RETURN	10.59%	21.00%	11.24%	(27.61)%	30.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$401,374	$440,462	$429,966	$433,652	$181,509
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.88%	0.98%
After expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.87%	0.95%
Ratio of net investment income (loss) to average net assets	1.69%	0.51%	0.45%	1.08%	(0.16)%
Portfolio turnover rate(d)	15%	38%	4%	14%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
30

MOTLEY FOOL Mid-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$28.54	$24.62	$22.68	$33.20	$29.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.02	0.07	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	1.65	4.54	1.87	(8.38)	6.90
Total from investment operations	1.63	4.56	1.94	(8.42)	6.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.06)	—	—	—
Net realized gains	(4.17)	(0.58)	—	(2.10)	(3.40)
Total distributions	(4.19)	(0.64)	—	(2.10)	(3.40)
Net asset value, end of year	$25.98	$28.54	$24.62	$22.68	$33.20
TOTAL RETURN	5.22%	18.95%	8.58%	(26.66)%	24.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$174,495	$203,139	$194,346	$209,044	$54,460
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.88%	0.98%
After expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.90%	0.95%
Ratio of net investment income (loss) to average net assets	(0.06)%	0.08%	0.29%	(0.17)%	(0.30)%
Portfolio turnover rate(c)	33%	31%	18%	2%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
31

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$55.03	$41.55	$33.99	$42.16	$33.67
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.13	0.13	0.08	0.05
Net realized and unrealized gain (loss) on investments(b)	12.33	13.41	7.57	(8.15)	8.59
Total from investment operations	12.44	13.54	7.70	(8.07)	8.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.06)	(0.14)	(0.02)	(0.10)
Net realized gains	(0.15)	—	—	(0.08)	(0.05)
Total distributions	(0.25)	(0.06)	(0.14)	(0.10)	(0.15)
Net asset value, end of year	$67.22	$55.03	$41.55	$33.99	$42.16
TOTAL RETURN	22.63%	32.61%	22.71%	(19.18)%	25.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,641,816	$969,885	$549,523	$417,269	$528,011
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.18%	0.27%	0.37%	0.20%	0.15%
Portfolio turnover rate(c)	31%	24%	6%	15%	23%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
32

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022	For the YEAR ENDED AUGUST 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$32.60	$29.14	$25.18	$40.73	$32.59
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.04)	0.04	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	3.34	3.50	4.00	(14.53)	10.48
Total from investment operations	3.35	3.46	4.04	(14.68)	10.29
Net realized gains	—	—	(0.08)	(0.87)	(2.15)
Total distributions	—	—	(0.08)	(0.87)	(2.15)
Net asset value, end of year	$35.95	$32.60	$29.14	$25.18	$40.73
TOTAL RETURN	10.26%	11.87%	16.13%	(36.66)%	32.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$79,088	$78,249	$72,855	$78,050	$189,382
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.03%	(0.16)%	0.15%	(0.46)%	(0.51)%
Portfolio turnover rate(c)	40%	30%	62%	11%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
33

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.58	$19.12	$15.37	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments(c)	3.00	6.45	3.72	(4.68)
Total from investment operations	3.06	6.55	3.81	(4.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.09)	(0.06)	—
Net realized gains	(0.05)	—	—	—
Total distributions	(0.11)	(0.09)	(0.06)	—
Net asset value, end of period	$28.53	$25.58	$19.12	$15.37
TOTAL RETURN(d)	11.98%	34.44%	24.81%	(23.13)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,405	$47,326	$22,460	$20,754
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	0.23%	0.43%	0.53%	0.50%
Portfolio turnover rate(d)(f)	33%	35%	25%	17%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
34

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.16	$15.77	$15.02	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments(c)	3.26	2.40	0.76	(5.01)
Total from investment operations	3.27	2.42	0.78	(4.98)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—
Net realized gains	—	(0.03)	(0.03)	—
Total distributions	(0.01)	(0.03)	(0.03)	—
Net asset value, end of period	$21.42	$18.16	$15.77	$15.02
TOTAL RETURN(d)	18.03%	15.31%	5.21%	(24.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,202	$24,515	$29,183	$32,678
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	0.04%	0.13%	0.15%	0.26%
Portfolio turnover rate(d)(f)	27%	18%	27%	11%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
35

Motley Fool Asset Management ETFs

Notes to Financial Statements

AUGUST 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

The investment objective of each Fund is to achieve long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Motley Fool Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

36

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$388,833,329	$—	$0	$388,833,329
Preferred Stocks	7,746,538	—	—	7,746,538
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	15,586,495
Total Investments	$396,579,867	$—	$0	$412,166,362

MID-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$171,143,586	$—	$—	$171,143,586
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,905,875
Total Investments	$171,143,586	$—	$—	$181,049,461

FOOL 100 FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,638,737,285	$—	$8,308	$1,638,745,593
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	38,421,300
Total Investments	$1,638,737,285	$—	$8,308	$1,677,166,893

37

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

SMALL-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$77,194,795	$—	$—	$77,194,795
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	15,429,862
Total Investments	$77,194,795	$—	$—	$92,624,657

CAPITAL EFFICIENCY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$103,210,635	$—	$—	$103,210,635
Total Investments	$103,210,635	$—	$—	$103,210,635

NEXT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$33,079,824	$—	$—	$33,079,824
Total Investments	$33,079,824	$—	$—	$33,079,824

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, custody, trustees and legal counsel as described in Note 3. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and

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Notes to Financial Statements (continued)

AUGUST 31, 2025

reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$61,523,114	$101,225,703
Mid-Cap Growth Fund	61,893,803	92,828,585
Fool 100 Fund	404,482,153	397,769,160
Small-Cap Growth Fund	32,530,902	34,331,075
Capital Efficiency Fund	26,036,400	25,374,764
Next Index	8,172,974	8,027,808

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$34,174,272	$61,222,900
Mid-Cap Growth Fund	29,062,496	38,655,100
Fool 100 Fund	508,307,200	108,144,172
Small-Cap Growth Fund	15,939,082	20,569,608
Capital Efficiency Fund	64,922,666	17,698,153
Next Index	6,859,726	2,680,164

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$237,915,024	$188,571,792	$(14,320,454)	$174,251,338
Mid-Cap Growth Fund	115,082,532	67,022,377	(1,055,448)	65,966,929
Fool 100 Fund	1,152,177,271	558,304,136	(33,314,514)	524,989,622
Small-Cap Growth Fund	84,391,108	15,214,627	(6,981,078)	8,233,549
Capital Efficiency Fund	91,933,466	14,976,371	(3,699,202)	11,277,169
Next Fund	29,724,279	7,577,493	(4,221,948)	3,355,545

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(43,854,624)	$43,854,624
Mid-Cap Growth Fund	(19,870,289)	19,870,289
Fool 100 Fund	(71,017,264)	71,017,264
Small-Cap Growth Fund	(5,801,701)	5,801,701
Capital Efficiency Fund	(6,648,489)	6,648,489
Next Fund	(538,963)	538,963

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Qualified Late-Year LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$324,339	$—	$(9,510,037)	$—	$174,251,499	$165,065,801
Mid-Cap Growth Fund	—	—	—	(752,910)	65,966,929	65,214,019
Fool 100 Fund	2,208,441	484,292	—	—	524,989,622	527,682,355
Small-Cap Growth Fund	—	—	(15,905,374)	—	8,233,549	(7,671,825)

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Motley Fool Asset Management ETFs

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AUGUST 31, 2025

Capital Efficiency Fund	118,053	—	—	(171,165)	11,277,169	11,224,057
Next Fund	11,468	—	(1,595,687)	—	3,355,545	1,771,326

The differences between the book and tax basis components of distributable earnings (losses) relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 and August 31, 2025 were as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2025	$9,031,118	$45,046,904	$54,078,022
	2024	1,589,216	21,416,885	23,006,101
Mid-Cap Growth Fund	2025	150,658	28,846,621	28,997,279
	2024	486,537	4,501,264	4,987,801
Fool 100 Fund	2025	3,057,626	1,787,000	4,844,626
	2024	846,637	—	846,637
Small-Cap Growth Fund	2025	—	—	—
	2024	2,037	—	2,037
Capital Efficiency Fund	2025	163,114	137,670	300,784
	2024	109,818	—	109,818
Next Fund	2025	18,172	—	18,172
	2024	46,367	—	46,367

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The Capital Efficiency Fund deferred $171,165 and the Mid-Cap Growth Fund deferred $752,911 post October loss which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the Global Opportunities Fund had $9,510,037 of short-term capital loss carryforwards, the Next Fund had $1,241,915 of short-term capital loss carryforwards and $353,772 of long-term capital loss carryforwards, and the Small-Cap fund had $1,339,221 of short term capital loss carryforwards and $14,566,153 of long-term capital loss carryforwards.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2025

6. SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$15,336,447	$15,586,495	$58,153
Mid-Cap Growth Fund	9,646,997	9,905,875	27,243
Fool 100 Fund	37,842,888	38,421,300	19,355
Small-Cap Growth Fund	14,889,679	15,429,862	20,151

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Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

AUGUST 31, 2025

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$15,336,447	$—	$15,336,447	$(15,336,447)	$—	$—
Mid-Cap Growth Fund	9,646,997	—	9,646,997	(9,646,997)	—	—
Fool 100 Fund	37,842,888	—	37,842,888	(37,842,888)	—	—
Small-Cap Growth Fund	14,889,679	—	14,889,679	(14,889,679)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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Motley Fool Asset Management ETFs

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of
The RBB Fund, Inc.
and the Shareholders of the Motley Fool ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Small-Cap Growth ETF, Motley Fool Capital Efficiency 100 Index ETF, and Motley Fool Next Index ETF (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Motley Fool ETFs	Statement of operations	Statements of changes in net assets	Financial highlights
Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, and Motley Fool Small-Cap Growth ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and for the period December 30, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

48

Motley Fool Asset Management ETFs

Report of Independent Registered
Public Accounting Firm (concluded)

evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2025

49

Motley Fool Asset Management ETFs

SHAREHOLDER TAX INFORMATION

(Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2054. During the fiscal year ended August 31, 2025, the following dividends and distributions were paid by the Funds:

FUND	ORDINARY INCOME	LONG-TERM capital gain
Global Opportunities Fund	$9,031,118	$45,046,904
Mid-Cap Growth Fund	150,658	28,846,621
Fool 100 Fund	3,057,626	1,787,000
Small-Cap Growth Fund	—	—
Capital Efficiency Fund	163,114	137,670
Next Fund	18,172	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Global Opportunities Fund	83%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	100%
Next Fund	100%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Funds are as follows:

Global Opportunities Fund	29%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	100%
Next Fund	100%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

Global Opportunities Fund	55%
Mid-Cap Growth Fund	7%
Fool 100 Fund	37%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	—%
Next Fund	—%

50

Motley Fool Asset Management ETFs

SHAREHOLDER TAX INFORMATION (Concluded)

(Unaudited)

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

51

Motley Fool Asset Management ETFs

Approval of Investment Advisory Approvals

(Unaudited)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between Motley Fool Asset Management, LLC (“MFAM”) and the Company (the “Investment Advisory Agreement”) on behalf of the Motley Fool Mid-Cap Growth ETF, the Motley Fool Global Opportunities ETF, the Motley Fool Small-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by MFAM with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and MFAM with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of MFAM and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of MFAM were present. Among other things, the Directors considered (i) the nature, extent, and quality of MFAM’s services provided to the Funds; (ii) descriptions of the experience and qualifications of MFAM’s personnel providing those services; (iii) MFAM’s investment philosophies and processes; (iv) MFAM’s assets under management and client descriptions; (v) MFAM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) MFAM’s advisory fee arrangement with the Company and other similarly managed clients; (vii) MFAM’s compliance policies and procedures; (viii) MFAM’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group.

As part of their review, the Directors considered the nature, extent and quality of the services provided by MFAM. The Directors concluded that MFAM had substantial resources to provide services to the Funds and that MFAM’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors then noted the performance of the Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF, and Motley Fool Next Index ETF. The Directors considered that because each of the aforementioned Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, three-year, and since-inception periods ended December 31, 2024, as applicable, each of the aforementioned Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the Motley Fool 100 Index ETF outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2024.

The Directors noted that the Motley Fool Capital Efficiency 100 Index ETF outperformed the median of its Peer Group for the one-year, three-year, and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024.

52

Motley Fool Asset Management ETFs

Approval of Investment Advisory Approvals (CONTINUED)

(Unaudited)

The Directors noted that the Motley Fool Next Index ETF outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2024, and equaled the median of its Peer Group for the three-year and since-inception periods ended December 31, 2024.

The Directors noted that the Motley Fool Global Opportunities ETF outperformed its primary benchmark, the FTSE Global All Cap Net Return Index, for the three-month and ten-year periods ended December 31, 2024, and underperformed its benchmark for the one-year, three-year, and five-year periods ended December 31, 2024. The Directors noted that the Motley Fool Global Opportunities ETF outperformed the median of its Peer Group for the three-month, three-year, and ten-year periods ended December 31, 2024, and underperformed the median of its Peer Group for the one-year and five-year periods ended December 31, 2024.

The Directors noted that the Motley Fool Mid-Cap Growth ETF underperformed its primary benchmark, the Russell Midcap Growth Total Return Index, for the three-month, one-year, three-year, five-year and ten-year periods ended December 31, 2024. The Directors noted that the Motley Fool Mid-Cap Growth ETF equaled the median of its Peer Group for the ten-year period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month, one-year, three-year, and five-year periods ended December 31, 2024.

The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed its primary benchmark, the Russell 2000 Growth Total Return Index, for the three-month, one-year, five-year, and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-year period ended December 31, 2024. The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by each Fund and each Fund’s total operating expense ratios were compared to similar information for its Peer Group

The Directors noted that the net advisory fee of the Motley Fool Mid-Cap Growth ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Global Opportunities ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses equaled the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Small-Cap Growth ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool 100 Index ETF equaled the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Capital Efficiency 100 Index ETF equaled the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and ranked in the 2nd quintile of its Peer Group.

The Directors noted that both the net advisory fee and total net expenses of the Motley Fool Next Index ETF equaled the median and in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that MFAM continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

53

Motley Fool Asset Management ETFs

Approval of Investment Advisory Approvals (CONCLUDED)

(Unaudited)

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering MFAM’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2026.

54

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

55

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

59

Optima Strategic Credit Fund

of

THE RBB FUND, INC.

Financial Statements

August 31, 2025

Optima Strategic Credit Fund

Schedule of Investments

August 31, 2025

	SHARES	Value
EXCHANGE TRADED FUNDS — 29.0%
iShares iBoxx $High Yield Corporate Bond ETF(a)	130,000	$10,511,800
TOTAL EXCHANGE TRADED FUNDS (Cost $10,326,199)		10,511,800

	Par
U.S. TREASURY SECURITIES — 27.9%
United States Treasury Note/Bond, 3.88%, 07/31/2030	10,000,000	10,078,907
TOTAL U.S. TREASURY SECURITIES (Cost $10,052,414)		10,078,907

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 25.8%
First American Treasury Obligations Fund - Class X, 4.20%(a)(b)	9,314,139	9,314,139
TOTAL MONEY MARKET FUNDS (Cost $9,314,139)		9,314,139

TOTAL INVESTMENTS — 82.7% (Cost $29,692,752)		29,904,846
Other Assets in Excess of Liabilities — 17.3%		6,250,258
TOTAL NET ASSETS — 100.0%		$36,155,104

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
1

Optima Strategic Credit Fund

Schedule of Credit Default Swap Contracts

August 31, 2025

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
MARKIT CDX North American High Yield (Series #44)	5.00%	Quarterly	B/BB(d)	06/20/2030	$34,000,000	$2,789,761	$2,019,285	$770,476
						$2,789,761	$2,019,285	$770,476

* Centrally cleared swap.

The Fund has recorded a liability of $60,048 as of August 31, 2025 related to the current day’s variation margin related to these contracts.

(a)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Rating provided by Markit

The accompanying notes are an integral part of the financial statements.
2

Optima Strategic Credit Fund

Statement of Assets and Liabilities

August 31, 2025

ASSETS
Securities at value (cost $29,692,752)	$29,904,846
Cash and cash equivalents	250,000
Deposit at broker for swap contracts	6,044,097
Interest receivable	84,565
Prepaid expenses and other assets	6,415
Total assets	36,289,923

LIABILITIES
Payables for:
Audit expenses	21,397
Broker fees	15,500
Administration and accounting services fees	9,068
Advisory fees	13,749
Transfer agent fees	6,576
Printing and shareholder reporting fees	3,420
Capital shares redeemed	879
Custodian fees	385
Variation margin on centrally cleared swaps	60,048
Other accrued expenses and liabilities	3,797
Total liabilities	134,819
Net assets	36,155,104

NET ASSETS CONSIST OF:
Par value	$3,612
Paid-in capital	36,499,363
Total distributable earnings/(losses)	(347,871)
Net assets	$36,155,104

FOUNDERS CLASS SHARES:
Net assets	$36,155,104
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,615,210
Net asset value, offering and redemption price per share	$10.00

The accompanying notes are an integral part of the financial statements.
3

Optima Strategic Credit Fund

Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

INVESTMENT INCOME
Interest	$876,146
Dividend income	150,734
Broker interest income	166,027
Total investment income	1,192,907
EXPENSES
Broker expenses	196,766
Advisory fees	141,555
Transfer agent fees	53,682
Administration and accounting services fees	42,309
Registration and filing fees	31,987
Audit fees and tax services	22,389
Director fees	16,100
Officer fees	13,756
Legal fees	20,518
Custodian fees	682
Printing and shareholder reporting fees	7,120
Other expenses	6,436
Advisory fees - Recouped	988
Total expenses before waivers and/or reimbursements	554,288
Waivers and reimbursements	(6,775)
Net expenses after waivers and/or reimbursements	547,513
Net investment income/(loss)	645,394
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures	247
Swap contracts	995,051
Net change in unrealized appreciation/(depreciation) from:
Investments	212,094
Swap contracts	331,957
Net realized and unrealized gain/(loss) from investments	1,539,349
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,184,743

The accompanying notes are an integral part of the financial statements.
4

Optima Strategic Credit Fund

Statements of Changes in Net Assets

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$645,394	$840,117
Net realized gain/(loss) from futures and swap contracts	995,298	119,393
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	544,051	452,588
Net increase/(decrease) in net assets resulting from operations	2,184,743	1,412,098
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,458,926)	(1,717,031)
Net decrease in net assets from dividends and distributions to shareholders	(1,458,926)	(1,717,031)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,236,306	3,195,352
Proceeds from reinvestment of distributions	1,458,926	1,717,030
Shares redeemed	(1,651,761)	(30,588,784)
Net increase/(decrease) in net assets from capital share transactions	14,043,471	(25,676,402)
Total increase/(decrease) in net assets	14,769,288	(25,981,335)
NET ASSETS:
Beginning of period	21,385,816	47,367,151
End of period	$36,155,104	$21,385,816
SHARE TRANSACTIONS:
Shares sold	1,456,329	329,159
Shares reinvested	151,331	179,648
Shares redeemed	(167,459)	(3,178,245)
Net increase/(decrease) in shares outstanding	1,440,201	(2,669,438)

The accompanying notes are an integral part of the financial statements.
5

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021(1) to August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.83	$9.78	$9.89	$10.00
Net investment income/(loss)(2)	0.22	0.31	0.19	—
Net realized and unrealized gain/(loss) from investments	0.54	0.25	(0.18)	(0.11)
Net increase/(decrease) in net assets resulting from operations	0.76	0.56	0.01	(0.11)
Total dividends and distributions to shareholders	(0.59)	(0.51)	(0.12)	—
Net asset value, end of period	$10.00	$9.83	$9.78	$9.89
Total investment return/(loss)(3)	8.10%	5.95%	0.12%	(1.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,155	$21,386	$47,367	$41,102
Ratio of expenses to average net assets with waivers and/or reimbursements	1.93%	2.06%	1.61%	1.48	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	1.96%	2.20%	1.61%	1.94	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding broker and interest expense)	1.23%	1.13%	1.18%	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (excluding broker and interest expense)	1.26%	1.27%	1.18%	1.71	%(5)
Ratio of net investment income/(loss) to average net assets	2.28%	3.23%	1.94%	0.03	%(5)
Portfolio turnover rate	0%	0%	0%	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
6

Optima Strategic Credit Fund

Notes to Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Optima Asset Management LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Optima Strategic Credit Fund

Notes to Financial Statements (continued)

August 31, 2025

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Exchange Traded Funds	$10,511,800	$—	$—	$10,511,800
U.S. Treasury Securities	—	10,078,907	—	10,078,907
Money Market Funds	9,314,139	—	—	9,314,139
Total Investments	$19,825,939	$10,078,907	$—	$29,904,846

Other Financial Instruments:
Credit Default Swaps*	$—	$770,476	$—	$770,476
Total Other Financial Instruments	$—	$770,476	$—	$770,476

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2025.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are

8

Optima Strategic Credit Fund

Notes to Financial Statements (continued)

August 31, 2025

charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund did not hold any long or short futures contracts at any quarter-end during the current fiscal period. Therefore the average quarterly notional value for long and short futures contracts in the Fund during the current fiscal period is zero.

CREDIT DEFAULT SWAP – During the current fiscal period, the Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposit at broker for swap contracts on the Statement of Assets and Liabilities. The average quarterly notional value of credit default swaps in the Fund during the current fiscal period was $21,400,000.

For the current fiscal period, the Fund invested in derivative contracts, which are reflected in the Statement of Assets and Liabilites, as follows:

		DERIVATIVE LIABILITIES
RISK	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	NET UNREALIZED APPRECATION (DEPRECIATION)
Credit	Swap contracts	Variation margin payable on swap contracts	$770,476	*

*

Includes cumulative appreciation/(depreciation) as reported on the Schedule of Credit Default Swap Contracts. For centrally cleared credit default swap contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

9

Optima Strategic Credit Fund

Notes to Financial Statements (continued)

August 31, 2025

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
RISK	DERIVATIVE TYPE	LOCATION	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED AP PRECATION (DEPRE CIATION)
Credit	Swap contracts	Swap contracts	$995,051	$331,957
Interest Rate	Future contracts	Future contracts	$247	$—

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income.

ACTIVE MANAGEMENT RISK — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of Anthony Capital Management, LLC (the “Sub-Adviser”) and on the Sub-Adviser’s ability to correctly identify economic trends.

CASH POSITIONS RISK — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

COUNTERPARTY RISK — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

CREDIT RISK — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

CREDIT DEFAULT SWAP RISK — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of credit default swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

CYBER SECURITY RISK — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors

10

US Optima Strategic Credit Fund

Series

Notes to Financial Statements (continued)

August 31, 2025

from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

FIXED INCOME SECURITIES RISK — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

GOVERNMENT INTERVENTION AND REGULATORY CHANGES — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

HIGH YIELD SECURITIES — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

INTEREST RATE RISK— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

CASH AND CASH EQUIVALENTS —The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits and is classified as Cash and Cash Equivalents on the Statement of Assets and Liabilities.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

11

Optima Strategic Credit Fund

Notes to Financial Statements (continued)

August 31, 2025

2. Investment Adviser and Other Services

Optima Asset Management LLC serves as the investment adviser for the Fund. Anthony Capital Management, LLC serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2025.

Advisory Fee	Expense Cap
Founders Class
0.50%	1.25%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2027	AUGUST 31, 2028
$33,152	$6,775

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

12

Optima Strategic Credit Fund

Notes to Financial Statements (continued)

August 31, 2025

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments, U.S. Government securities and derivative transactions) by the Fund were as follows:

Purchases	Sales
$10,326,199	$—

Purchases or sales of long-term U.S. Government securities during the current fiscal period were as follows:

Purchases	Sales
$10,053,125	$—

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$29,692,752	$212,094	$—	$212,094

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

13

Optima Strategic Credit Fund

Notes to Financial Statements (CONCLUDED)

August 31, 2025

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$725,872	$—	$212,094	$(1,285,837)	$—	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024, respectively, were as follows:

Ordinary Income	Long-Term Gains	Total
$1,458,926	$—	$1,458,926
1,717,031	—	1,717,031

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had unexpiring short-term losses of $1,285,837 to offset future capital gains. During the fiscal year, the Fund utilized $678,481 of capital loss carryforwards.

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there were the following subsequent events: The Fund paid the following distribution:

RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
September 29, 2025	September 30, 2025	September 30, 2025	$0.20637916

The Fund’s Board of Directors has approved the reorganization (the “Reorganization”) of the Fund into a newly created series of Investment Managers Series Trust II. The Reorganization of the Fund is subject to approval by shareholders. If approved by shareholders, the Reorganization is currently expected to take effect in the first quarter of 2026.

14

Optima Strategic Credit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of credit default swap contracts, of Optima Strategic Credit Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 29, 2021 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

15

Optima Strategic Credit Fund

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. During the fiscal year ended August 31, 2025, the Fund paid $1,458,926 in ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 0.0%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026. Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

16

Optima Strategic Credit Fund

OTHER INFORMATION

(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Optima Asset Management LLC (the “Adviser”) and the Company on behalf of the Optima Strategic Credit Fund (the “Fund”) and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser, the Company and Anthony Capital Management, LLC (the “Sub-Adviser”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2026. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, and the Sub-Advisory Agreement by and among the Company, the Adviser and the Sub-Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of the Adviser and the Sub-Adviser, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of the Adviser or the Sub-Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and the Sub-Adviser’s investment philosophies and processes; (iv) the Adviser’s and the Sub-Adviser’s assets under management and client descriptions; (v) the Adviser’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s and the Sub-Adviser’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) the Adviser’s and the Sub-Adviser’s compliance procedures; (viii) the Adviser’s and the Sub-Adviser’s financial information and insurance coverage, as applicable, and the Adviser’s profitability analysis; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser. The Directors concluded that the Adviser and the Sub-Adviser had substantial resources to provide services to the Fund.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, and since-inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors observed that the Fund outperformed its primary benchmark, the Bloomberg US Corporate High Yield Total Return Index, for the three-month period ended December 31, 2024, and underperformed its benchmark for the one-year, three-year, and since-inception periods ended December 31, 2024. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for its Peer Group.The Directors noted

17

Optima Strategic Credit Fund

OTHER INFORMATION (CONCLUDED)

(UNAUDITED)

that the Fund’s net advisory fee was below the median and ranked in the 1st quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) was below the median and ranked in the 2nd quintile of its Peer Group.

The Directors also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement and the information provided by the Adviser on the services provided by the Sub-Adviser. In this regard, the Directors noted that the fees for the Sub-Adviser were paid directly by the Adviser and not by the Fund. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025, to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding the Adviser’s and the Sub-Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by the Adviser and the Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to the Adviser and the sub-advisory fees to be paid by the Adviser to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

18

Investment Adviser

Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser

Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent

U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

SGI ENHANCED NASDAQ-100 ETF

SGI ENHANCED MARKET LEADERS ETF

of

The RBB Fund, Inc.

Financial Statements

August 31, 2025

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

August 31, 2025

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 0.9%
General Dynamics Corp.	701	$227,523
Howmet Aerospace, Inc.	2,556	445,000
Lockheed Martin Corp.	427	194,554
		867,077
Apparel — 1.1%
Deckers Outdoor Corp. (a)	1,756	210,070
Ralph Lauren Corp.	2,662	790,428
		1,000,498
Banks — 2.1%
JPMorgan Chase & Co.	3,960	1,193,623
PNC Financial Services Group, Inc.	3,113	645,761
US Bancorp	3,964	193,562
		2,032,946
Beverages — 1.4%
Monster Beverage Corp. (a)	3,130	195,343
PepsiCo, Inc.	7,526	1,118,740
		1,314,083
Biotechnology — 1.3%
Biogen, Inc. (a)	1,442	190,661
Gilead Sciences, Inc.	2,218	250,568
Incyte Corp. (a)	6,633	561,218
Vertex Pharmaceuticals, Inc. (a)	522	204,112
		1,206,559
Building Materials — 0.7%
Lennox International, Inc.	295	164,568
Trane Technologies PLC	1,233	512,435
		677,003
Commercial Services — 1.8%
Automatic Data Processing, Inc.	2,450	744,923
Cintas Corp.	859	180,416
Corpay, Inc. (a)	608	198,007
Moody’s Corp.	365	186,062
Verisk Analytics, Inc.	1,453	389,578
		1,698,986
Computers — 4.5%
Apple, Inc.	17,868	4,147,878
Fortinet, Inc. (a)	1,946	153,286
		4,301,164
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	22,915	1,926,464

Distribution/Wholesale — 0.5%
Copart, Inc. (a)	5,882	287,100
WW Grainger, Inc.	173	175,336
		462,436
Diversified Financial Services — 4.6%
Ameriprise Financial, Inc.	370	190,480
Charles Schwab Corp.	1,922	184,205
Intercontinental Exchange, Inc.	989	174,657
Mastercard, Inc. - Class A	5,655	3,366,365
Visa, Inc. - Class A	1,359	478,069
		4,393,776
Electric — 1.3%
Entergy Corp.	6,012	529,597
NextEra Energy, Inc.	2,620	188,771
NRG Energy, Inc.	3,507	510,479
		1,228,847
Electronics — 1.7%
Amphenol Corp. - Class A	11,082	1,206,386
Garmin Ltd., (Switzerland)	785	189,829
Honeywell International, Inc.	846	185,697
		1,581,912
Food — 0.2%
Sysco Corp.	2,340	188,300

Gas — 2.6%
Atmos Energy Corp.	6,894	1,145,300
NiSource, Inc.	31,227	1,319,965
		2,465,265
Healthcare-Products — 1.3%
Boston Scientific Corp. (a)	2,114	223,027
Cooper Cos., Inc. (a)	2,570	173,205
Danaher Corp.	1,170	240,809
Insulet Corp. (a)	592	201,209
Intuitive Surgical, Inc. (a)	876	414,607
		1,252,857
Healthcare-Services — 0.6%
Elevance Health, Inc.	467	148,809
UnitedHealth Group, Inc.	600	185,922
Universal Health Services, Inc. - Class B	1,124	204,096
		538,827
Insurance — 4.2%
Allstate Corp.	1,024	208,333
Arch Capital Group Ltd.	3,915	358,340
Berkshire Hathaway, Inc. - Class B (a)	2,117	1,064,809
Cincinnati Financial Corp.	1,172	180,019
Marsh & McLennan Cos., Inc.	810	166,706
Progressive Corp.	8,144	2,012,056
		3,990,263
Internet — 15.3%
Alphabet, Inc. - Class A	26,050	5,546,306
Amazon.com, Inc. (a)	12,867	2,946,543
Booking Holdings, Inc.	297	1,662,918

The accompanying notes are an integral part of the financial statements.
1

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

August 31, 2025

	Shares	Value
Internet — 15.3% (Continued)
DoorDash, Inc. - Class A (a)	805	$197,426
Meta Platforms, Inc. - Class A	4,664	3,445,297
Netflix, Inc. (a)	185	223,526
VeriSign, Inc.	1,579	431,651
		14,453,667
Iron/Steel — 0.2%
Steel Dynamics, Inc.	1,340	175,433

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	522	218,739
GE Vernova, Inc.	1,135	695,721
		914,460
Machinery-Diversified — 0.7%
IDEX Corp.	2,295	377,527
Westinghouse Air Brake Technologies Corp.	1,371	265,289
		642,816
Media — 2.6%
Comcast Corp. - Class A	6,606	224,406
Fox Corp. - Class B	40,569	2,213,039
		2,437,445
Mining — 1.5%
Freeport-McMoRan, Inc.	23,201	1,030,125
Newmont Corp.	5,433	404,215
		1,434,340
Miscellaneous Manufacturing — 0.7%
A O Smith Corp.	2,750	196,048
Axon Enterprise, Inc. (a)	563	420,724
		616,772
Oil & Gas — 2.0%
ConocoPhillips	2,006	198,534
Devon Energy Corp.	5,253	189,633
Diamondback Energy, Inc.	2,056	305,851
Expand Energy Corp.	3,571	345,601
Exxon Mobil Corp.	4,366	498,990
Marathon Petroleum Corp.	1,158	208,104
Texas Pacific Land Corp.	152	141,889
		1,888,602
Packaging & Containers — 0.6%
Packaging Corp. of America	2,607	568,222

Pharmaceuticals — 2.9%
AbbVie, Inc.	2,999	630,990
Dexcom, Inc. (a)	2,222	167,405
Eli Lilly & Co.	1,353	991,181
Merck & Co., Inc.	8,785	738,994
Zoetis, Inc.	1,107	173,135
		2,701,705
Pipelines — 0.4%
ONEOK, Inc.	2,170	165,745
Targa Resources Corp.	1,119	187,723
		353,468
Private Equity — 0.2%
Blackstone, Inc.	1,094	187,512

Real Estate — 1.3%
CBRE Group, Inc. - Class A (a)	7,592	1,230,815

REITS — 0.9%
Equinix, Inc.	223	175,320
Simon Property Group, Inc.	2,982	538,728
UDR, Inc.	4,420	174,900
		888,948
Retail — 5.9%
Chipotle Mexican Grill, Inc. (a)	3,343	140,874
Costco Wholesale Corp.	2,579	2,432,822
Home Depot, Inc.	4,064	1,653,113
Lowe’s Cos., Inc.	942	243,093
Lululemon Athletica, Inc. (a)	770	155,694
O’Reilly Automotive, Inc. (a)	2,448	253,809
TJX Cos., Inc.	1,377	188,112
Wal-Mart Stores, Inc.	1,673	162,248
Yum! Brands, Inc.	2,317	340,529
		5,570,294
Semiconductors — 14.6%
Analog Devices, Inc.	893	224,420
Applied Materials, Inc.	2,865	460,577
Broadcom, Inc.	4,578	1,361,451
KLA-Tencor Corp.	314	273,808
Lam Research Corp.	11,377	1,139,406
Micron Technology, Inc.	3,357	399,517
Monolithic Power Systems, Inc.	406	339,319
NVIDIA Corp.	47,080	8,200,394
QUALCOMM, Inc.	7,253	1,165,775
Texas Instruments, Inc.	1,002	202,885
		13,767,552
Software — 13.0%
Adobe Systems, Inc. (a)	1,308	466,564
Autodesk, Inc. (a)	2,781	875,181
Cadence Design Systems, Inc. (a)	580	203,250
Electronic Arts, Inc.	1,187	204,105
Fiserv, Inc. (a)	5,241	724,201
Microsoft Corp.	12,169	6,165,911
MSCI, Inc.	324	183,941
Palantir Technologies, Inc. - Class A (a)	11,730	1,838,208
Paychex, Inc.	9,592	1,337,652
Salesforce.com, Inc.	725	185,781

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

August 31, 2025

	Shares	Value
Software — 13.0% (Continued)
ServiceNow, Inc. (a)	170	$155,968
		12,340,762
Telecommunications — 1.9%
Arista Networks, Inc. (a)	7,155	977,015
T-Mobile US, Inc.	3,287	828,291
		1,805,306
Transportation — 0.5%
FedEx Corp.	908	209,812
Union Pacific Corp.	1,346	300,925
		510,737
TOTAL COMMON STOCKS (Cost $84,421,944)		93,616,119

TOTAL INVESTMENTS — 99.0% (Cost $84,421,944)		93,616,119
Other Assets in Excess of Liabilities — 1.0%		983,715
TOTAL NET ASSETS — 100.0%		$94,599,834

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

August 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.2%
iShares Core U.S. Aggregate Bond ETF	136,807	$13,606,824
iShares Edge MSCI Min Vol USA ETF	108,048	10,184,605
iShares Treasury Floating Rate Bond ETF	56,726	2,871,470
SGI Enhanced Core ETF(a)(b)	725,806	18,656,843
SGI U.S. Large Cap Core ETF(b)	375,638	13,395,251
SPDR Gold Shares(c)	11,045	3,513,083
WisdomTree Floating Rate Treasury Fund	57,065	2,869,799
TOTAL EXCHANGE TRADED FUNDS (Cost $62,012,948)		65,097,875

TOTAL INVESTMENTS — 99.2% (Cost $62,012,948)		65,097,875
Other Assets in Excess of Liabilities — 0.8%		552,417
TOTAL NET ASSETS — 100.0%		$65,650,292

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
4

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

August 31, 2025

	Shares	Value
COMMON STOCKS — 89.7%
Aerospace/Defense — 2.7%
Lockheed Martin Corp.	3,569	$1,626,144
Thales SA - ADR	11,486	602,785
		2,228,929
Agriculture — 0.1%
Wilmar International Ltd. - ADR	5,052	115,741

Airlines — 1.4%
Ryanair Holdings PLC - ADR	18,924	1,201,106

Auto Manufacturers — 1.7%
Geely Automobile Holdings Ltd. - ADR (a)	2,703	137,285
Honda Motor Co. Ltd. - ADR	9,618	321,241
Isuzu Motors Ltd. - ADR	8,569	112,340
Mercedes-Benz Group AG - ADR	21,000	327,180
Toyota Motor Corp. - ADR	1,493	290,493
Volkswagen AG - ADR	22,000	262,020
		1,450,559
Banks — 18.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	145,125	2,631,116
Banco Santander SA - ADR	154,045	1,468,049
Bank of America Corp.	5,830	295,814
Bank of China Ltd. - ADR	30,529	417,789
Bank of New York Mellon Corp.	1,637	172,867
BNP Paribas SA - ADR	21,169	952,817
BOC Hong Kong Holdings Ltd. - ADR	1,032	91,803
Canadian Imperial Bank of Commerce	2,153	166,405
China Construction Bank Corp. - ADR	21,765	420,282
Citigroup, Inc.	4,013	387,535
Credit Agricole SA - ADR	20,828	189,535
DBS Group Holdings Ltd. - ADR	8,271	1,301,359
DNB Bank ASA - ADR	4,075	106,887
ING Groep NV - ADR	13,044	310,839
Intesa Sanpaolo SpA - ADR	17,859	674,892
JPMorgan Chase & Co.	1,363	410,836
KBC Group NV - ADR	3,997	235,723
NatWest Group PLC - ADR (a)	92,598	1,292,668
Royal Bank of Canada	3,221	468,205
Societe Generale SA - ADR	71,601	886,420
Svenska Handelsbanken AB - ADR	15,824	100,941
UBS Group AG	6,883	278,899
UniCredit SpA - ADR	42,277	1,634,006
United Overseas Bank Ltd. - ADR	7,170	393,275
		15,288,962
Beverages — 2.0%
PepsiCo, Inc.	11,312	1,681,529

Biotechnology — 1.7%
Amgen, Inc.	1,787	514,138
Gilead Sciences, Inc.	7,657	865,011
		1,379,149
Building Materials — 0.8%
Cie de Saint-Gobain SA - ADR	4,651	100,601
Holcim AG (a)	12,968	216,566
Owens Corning	2,221	333,527
		650,694
Chemicals — 0.8%
CF Industries Holdings, Inc.	5,358	464,163
Dow, Inc.	6,858	168,913
		633,076
Commercial Services — 0.7%
Automatic Data Processing, Inc.	1,852	563,101

Computers — 0.6%
Infosys Ltd. - ADR	30,169	507,443

Cosmetics/Personal Care — 3.0%
Colgate-Palmolive Co.	25,753	2,165,055
Unilever PLC - ADR	5,400	341,280
		2,506,335
Distribution/Wholesale — 0.4%
Mitsui & Co. Ltd. - ADR	775	357,283

Diversified Financial Services — 1.5%
Nomura Holdings, Inc. - ADR	92,552	665,449
ORIX Corp. - ADR	23,515	609,509
		1,274,958
Electric — 5.0%
CMS Energy Corp.	3,055	218,646
Engie SA - ADR	29,000	602,910
Evergy, Inc.	18,579	1,323,940
National Grid PLC - ADR	24,834	1,752,535
NextEra Energy, Inc.	3,474	250,302
		4,148,333
Electronics — 0.6%
Honeywell International, Inc.	2,259	495,850

Engineering & Construction — 0.7%
Aena SME SA - ADR	11,093	159,517
Vinci SA - ADR	12,175	413,220
		572,737

The accompanying notes are an integral part of the financial statements.
5

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

August 31, 2025

	Shares	Value
Food — 2.4%
Conagra Brands, Inc.	30,934	$591,767
Tyson Foods, Inc. - Class A	24,765	1,406,157
		1,997,924
Forest Products & Paper — 0.5%
UPM-Kymmene Oyj - ADR	14,205	404,558

Gas — 0.7%
NiSource, Inc.	13,460	568,954

Healthcare-Services — 1.1%
Fresenius Medical Care AG - ADR	4,234	108,814
UnitedHealth Group, Inc.	2,723	843,776
		952,590
Home Builders — 0.2%
Sekisui House Ltd. - ADR	8,072	182,185

Household Products/Wares — 0.1%
Kimberly-Clark Corp.	800	103,312

Insurance — 5.6%
Allianz SE - ADR	7,402	313,046
AXA SA - ADR	22,525	1,050,904
Manulife Financial Corp.	41,200	1,266,900
MS&AD Insurance Group Holdings, Inc. - ADR	7,824	181,986
NN Group NV - ADR	3,490	120,021
Prudential Financial, Inc.	7,511	823,656
Sun Life Financial, Inc.	2,684	156,826
Zurich Insurance Group AG - ADR	21,215	774,984
		4,688,323
Internet — 0.7%
JD.com, Inc. - ADR	18,398	571,626

Iron/Steel — 0.7%
Fortescue Ltd. - ADR	11,648	293,530
Nucor Corp.	1,791	266,375
		559,905
Machinery-Construction & Mining — 0.6%
Komatsu Ltd. - ADR	15,278	518,382

Media — 0.7%
Comcast Corp. - Class A	15,923	540,904

Metal Fabricate/Hardware — 0.2%
Tenaris SA - ADR	4,167	150,804

Mining — 0.9%
Freeport-McMoRan, Inc.	14,054	623,998
Rio Tinto PLC - ADR	2,039	127,886
		751,884
Miscellaneous Manufacturing — 0.4%
Siemens AG - ADR	2,499	347,061

Oil & Gas — 4.5%
Canadian Natural Resources Ltd.	7,537	238,546
ConocoPhillips	8,814	872,322
Devon Energy Corp.	19,307	696,983
EOG Resources, Inc.	1,886	235,411
Expand Energy Corp.	2,902	280,856
Inpex Corp. - ADR	7,678	129,681
Repsol SA - ADR	7,788	128,190
TotalEnergies SE - ADR	6,832	428,708
Woodside Energy Group Ltd. - ADR	45,208	776,673
		3,787,370
Packaging & Containers — 1.8%
Packaging Corp. of America	6,867	1,496,731

Pharmaceuticals — 6.4%
AbbVie, Inc.	8,271	1,740,218
Merck & Co., Inc.	15,460	1,300,495
Novartis AG - ADR	1,369	173,247
Novo Nordisk AS - ADR	7,024	396,575
Roche Holding AG - ADR	21,676	883,731
Takeda Pharmaceutical Co. Ltd. - ADR	53,067	795,474
		5,289,740
Pipelines — 2.7%
ONEOK, Inc.	17,734	1,354,523
Targa Resources Corp.	5,195	871,513
		2,226,036
Private Equity — 0.2%
3i Group PLC - ADR	8,972	123,096

REITS — 1.5%
Annaly Capital Management, Inc.	59,399	1,258,665

Retail — 3.7%
Best Buy Co., Inc.	3,663	269,743
Cie Financiere Richemont SA - ADR	15,949	278,789
CK Hutchison Holdings Ltd. - ADR	29,259	193,402
Home Depot, Inc.	5,781	2,351,537
		3,093,471

The accompanying notes are an integral part of the financial statements.
6

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

August 31, 2025

	Shares	Value
Semiconductors — 3.2%
ASE Technology Holding Co. Ltd. - ADR	60,163	$596,215
QUALCOMM, Inc.	12,260	1,970,550
Skyworks Solutions, Inc.	1,760	131,894
		2,698,659
Software — 1.0%
Paychex, Inc.	6,149	857,509

Telecommunications — 5.8%
BCE, Inc.	5,395	134,659
Deutsche Telekom AG - ADR	7,653	280,551
Nokia Oyj - ADR	137,020	589,186
NTT, Inc. - ADR	4,733	124,951
Orange SA - ADR	13,743	223,324
Singapore Telecommunications Ltd. - ADR	17,474	586,777
TELUS Corp.	56,717	935,264
Verizon Communications, Inc.	5,701	252,155
Vodafone Group PLC - ADR	144,835	1,732,227
		4,859,094
Transportation — 1.8%
Union Pacific Corp.	2,094	468,156
United Parcel Service, Inc. - Class B	11,414	998,040
		1,466,196
Water — 0.3%
United Utilities Group PLC - ADR	7,157	223,084
TOTAL COMMON STOCKS (Cost $70,399,535)		74,773,848

EXCHANGE TRADED FUNDS — 9.2%
iShares Emerging Markets Dividend ETF	87,937	2,616,126
SPDR S&P Emerging Markets Dividend ETF	56,777	2,192,160
WisdomTree Emerging Markets High Dividend Fund	62,651	2,885,705
TOTAL EXCHANGE TRADED FUNDS (Cost $7,047,747)		7,693,991

PREFERRED STOCKS — 0.1%
Auto Manufacturers — 0.1%
Volkswagen AG, 0.00%	11,291	130,863
TOTAL PREFERRED STOCKS (Cost $107,423)		130,863

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 4.22%(b)	302,084	302,084
TOTAL MONEY MARKET FUNDS (Cost $302,084)		302,084

TOTAL INVESTMENTS — 99.4% (Cost $77,856,789)		82,900,786
Other Assets in Excess of Liabilities — 0.6%		484,379
TOTAL NET ASSETS — 100.0%		$83,385,165

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
7

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

August 31, 2025

Allocation of Portfolio Holdings by Country as of August 31, 2025
(% of Net Assets)
United States	$43,109,646	51.8%
United Kingdom	5,592,776	6.8
France	5,451,224	6.5
Spain	4,386,872	5.3
Japan	4,288,974	4.9
Canada	3,366,805	4.1
Switzerland	2,606,216	3.2
Singapore	2,397,152	2.9
Italy	2,308,898	2.8
Germany	1,769,535	2.0
China	1,409,697	1.7
Ireland	1,201,106	1.4
Australia	1,070,203	1.3
Finland	993,744	1.2
Taiwan	596,215	0.7
India	507,443	0.6
Netherlands	430,860	0.5
Hong Kong	422,490	0.5
Denmark	396,575	0.5
Belgium	235,723	0.3
Luxembourg	150,804	0.2
Norway	106,887	0.1
Sweden	100,941	0.1
Other Assets in Excess of Liabilities	484,379	0.6
	$83,385,165	100.0%

The accompanying notes are an integral part of the financial statements.
8

SGI ENHANCED CORE ETF

Portfolio of Investments

August 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0%(a)
Put Options — 0.0%(b)
S&P 500 Index (c)(d)(e)
Expiration: 09/02/2025; Exercise Price: $6,100.00	$48,451,950	75	$1,650
Expiration: 09/02/2025; Exercise Price: $6,150.00	6,460,260	10	250
TOTAL PURCHASED OPTIONS (Cost $2,310)			1,900

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 84.5%
Fidelity Government Cash Reserves, 4.04%(f)		24,437,278	24,437,278
First American Government Obligations Fund - Class X, 4.22%(f)		3,068,742	3,068,742
JPMorgan Liquid Assets Money Market Fund - Class I, 4.26%(f)		26,836	26,836
PIMCO Government Money Market Fund - Class M(f)		24,498,016	24,498,016
T Rowe Price US Treasury Money Fund, Inc. - Class I, 4.02%(f)		47,521	47,521
Vanguard Federal Money Market Fund - Class I, 4.21%(f)(g)		180,652,081	180,652,081
Vanguard Treasury Money Market Fund - Class I, 4.23%(f)(g)		180,653,615	180,653,615
TOTAL MONEY MARKET FUNDS (Cost $413,384,089)			413,384,089

TOTAL INVESTMENTS — 84.5% (Cost $413,386,399)			413,385,989
Other Assets in Excess of Liabilities — 15.5%			75,705,619
TOTAL NET ASSETS — 100.0%			$489,091,608

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(g)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI ENHANCED CORE ETF

Portfolio of Investments (Concluded)

August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 09/02/2025; Exercise Price: $6,000.00	$(1,292,052,000)	(2,000)	$(30,000)
Expiration: 09/02/2025; Exercise Price: $6,010.00	(129,205,200)	(200)	(3,000)
Expiration: 09/02/2025; Exercise Price: $6,020.00	(64,602,600)	(100)	(1,500)
Expiration: 09/02/2025; Exercise Price: $6,025.00	(678,327,300)	(1,050)	(15,750)
Expiration: 09/02/2025; Exercise Price: $6,075.00	(25,841,040)	(40)	(800)
TOTAL WRITTEN OPTIONS (Premiums received $48,914)			$(51,050)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
10

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

August 31, 2025

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 51.9%
4.15%, 11/13/2025 (a)	$20,000,000	$19,837,400
TOTAL U.S. TREASURY BILLS (Cost $19,833,172)		19,837,400

	shares
MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 4.22%(b)	500,613	500,613
TOTAL MONEY MARKET FUNDS (Cost $500,613)		500,613

TOTAL INVESTMENTS — 53.2% (Cost $20,333,785)		20,338,013
Other Assets in Excess of Liabilities — 46.8%		17,916,688
TOTAL NET ASSETS — 100.0%		$38,254,701

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
11

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments (CONCLUDED)

August 31, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Futures Contracts
MICRO E-MINI NASDAQ 100 FUTURE SEPT 2025	7	09/19/2025	$328,465	$(992)
Nasdaq 100 Index	81	09/19/2025	38,008,035	2,239,318
Net Unrealized Appreciation (Depreciation)				$2,238,326

The accompanying notes are an integral part of the financial statements.
12

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2025

	Shares	Value
COMMON STOCKS — 98.1%
Banks — 9.2%
Bank of America Corp.	38,666	$1,961,913
JPMorgan Chase & Co.	35,663	10,749,541
Wells Fargo & Co.	54,289	4,461,470
		17,172,924
Capital Goods — 6.0%
3M Co.	18,271	2,841,689
Emerson Electric Co.	59,322	7,830,504
General Electric Co.	1,436	395,187
		11,067,380
Consumer Discretionary Distribution & Retail — 8.0%
Amazon.com, Inc. (a)	36,257	8,302,853
Home Depot, Inc.	16,147	6,568,115
		14,870,968
Consumer Durables & Apparel — 0.2%
NIKE, Inc. - Class B	5,779	447,121

Consumer Staples Distribution & Retail — 2.3%
Walmart, Inc.	44,169	4,283,510

Energy — 4.0%
Exxon Mobil Corp.	47,061	5,378,602
Schlumberger NV	56,837	2,093,875
		7,472,477
Financial Services — 6.6%
Berkshire Hathaway, Inc. - Class B (a)	3,664	1,842,919
Mastercard, Inc. - Class A	3,171	1,887,664
Moody’s Corp.	16,801	8,564,478
		12,295,061

Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.	12,390	832,732
Mondelez International, Inc. - Class A	8,604	528,630
PepsiCo, Inc.	30,041	4,465,594
Philip Morris International, Inc.	12,390	2,070,741
		7,897,697
Health Care Equipment & Services — 5.3%
Abbott Laboratories	69,322	9,196,257
GE HealthCare Technologies, Inc.	3,100	228,563
Solventum Corp. (a)	4,582	334,898
		9,759,718
Household & Personal Products — 1.2%
Kenvue, Inc.	25,979	538,025
Procter & Gamble Co.	10,275	1,613,586
		2,151,611
Media & Entertainment — 10.5%
Alphabet, Inc. - Class A	41,770	8,893,251
Comcast Corp. - Class A	95,935	3,258,912
Paramount Skydance Corp. (a)	16,080	236,376
Walt Disney Co.	59,557	7,050,357
		19,438,896
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Johnson & Johnson	41,362	7,328,105
Merck & Co., Inc.	54,024	4,544,499
		11,872,604
Semiconductors & Semiconductor Equipment — 9.0%
Broadcom, Inc.	20,642	6,138,725
Intel Corp.	155,509	3,786,644
NVIDIA Corp.	39,017	6,795,981
		16,721,350
Software & Services — 17.6%
Check Point Software Technologies Ltd. (a)	26,921	5,199,522
Microsoft Corp.	32,294	16,363,047
Oracle Corp.	48,798	11,034,692
		32,597,261
Technology Hardware & Equipment — 7.3%
Apple, Inc.	52,654	12,223,099
Cisco Systems, Inc.	19,431	1,342,488
		13,565,587
Transportation — 0.3%
Union Pacific Corp.	2,919	652,601
TOTAL COMMON STOCKS (Cost $40,586,271)		182,266,766

The accompanying notes are an integral part of the financial statements.
13

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2025 (CONCLUDED)

	Shares	Value
EXCHANGE TRADED FUNDS — 1.2%
iShares Core S&P 500 ETF	1,725	$1,118,352
iShares S&P 100 ETF	3,555	1,136,498
TOTAL EXCHANGE TRADED FUNDS (Cost $2,025,830)		2,254,850

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 4.22%(b)	1,059,353	1,059,353
TOTAL MONEY MARKET FUNDS (Cost $1,059,353)		1,059,353

TOTAL INVESTMENTS — 99.9% (Cost $43,671,454)		185,580,969
Other Assets in Excess of Liabilities — 0.1%		129,506
TOTAL NET ASSETS — 100.0%		$185,710,475

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

August 31, 2025

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
ASSETS:
Investments in unaffiliated securities, at value	$93,616,119	$33,045,781	$82,900,786
Investments in affiliated securities, at value	—	32,052,094	—
Cash - interest bearing deposit account	999,973	574,195	—
Interest receivable	2,807	1,826	2,293
Receivable for investments sold	—	—	—
Dividends receivable	48,730	29,032	171,808
Dividend tax reclaims receivable	—	—	7,908
Deposit at broker for option contracts	—	—	370,839
Deposit at broker for other investments	—	—	—
Prepaid expenses and other assets	—	—	177
Total assets	94,667,629	65,702,928	83,453,811

LIABILITIES:
Written option contracts, at value	—	—	—
Payable to adviser	67,795	52,636	68,646
Payable for investments purchased	—	—	—
Payable to custodian	—	—	—
Total liabilities	67,795	52,636	68,646
NET ASSETS	$94,599,834	$65,650,292	$83,385,165

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, and 0.001 per share)	$2,655	$2,305	$2,855
Additional paid-in capital	91,971,951	63,453,399	81,350,941
Total distributable earnings	2,625,228	2,194,588	2,031,369
Total net assets	$94,599,834	$65,650,292	$83,385,165

Net assets	$94,599,834	$65,650,292	$83,385,165
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	2,655,000	2,305,000	2,855,000
Net asset value per share	$35.63	$28.48	$29.21

COST:
Investments in unaffiliated securities, at cost	$84,421,944	$31,526,068	$77,856,789
Investments in affiliated securities, at cost	$—	$30,486,880	$—

PROCEEDS:
Written options premium received	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
15

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

August 31, 2025

	SGI ENHANCED CORE ETF	SGI ENHANCED NASDAQ-100 ETF	SGI ENHANCED MARKET LEADERS ETF
ASSETS:
Investments in unaffiliated securities, at value	$413,385,989	$20,338,013	$185,580,969
Investments in affiliated securities, at value	—	—	—
Cash - interest bearing deposit account	—	—	—
Interest receivable	1,807,841	61,686	—
Receivable for investments sold	—	—	—
Dividends receivable	—	—	230,041
Dividend tax reclaims receivable	—	—	—
Deposit at broker for option contracts	74,358,421	—	193
Deposit at broker for other investments	—	18,389,833	—
Prepaid expenses and other assets	269	—	37,312
Total assets	489,552,520	38,789,532	185,848,515

LIABILITIES:
Written option contracts, at value	51,050	—	—
Variation margin:	—	503,450	—
Payable to adviser	409,862	31,381	79,624
Payable for investments purchased	—	—	—
Payable to directors	—	—	16,036
Payable to custodian	—	—	3,015
Payable for expense and other liabilities	—	—	39,365
Total liabilities	460,912	534,831	138,040
NET ASSETS	$489,091,608	$38,254,701	$185,710,475

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001, and 0.001 per share)	$19,030	$1,300	$6,081
Additional paid-in capital	486,024,122	34,721,234	43,167,802
Total distributable earnings	3,048,456	3,532,167	142,536,592
Total net assets	$489,091,608	$38,254,701	$185,710,475

Net assets	$489,091,608	$38,254,701	$185,710,475
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000, shares authorized, 0.001, 0.001 and 0.001 par value)	19,030,000	1,300,000	6,080,830
Net asset value per share	$25.70	$29.43	$30.54

COST:
Investments in unaffiliated securities, at cost	$413,386,399	$20,333,785	$43,671,454
Investments in affiliated securities, at cost	$—	$—	$—

PROCEEDS:
Written options premium received	$48,914	$—	$—

The accompanying notes are an integral part of the financial statements.
16

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE Year ENDED August 31, 2025

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,074,935	$901,367	$2,931,177
Dividend income from affiliated securities	—	581,824	—
Less: Dividend withholding taxes	(498)	—	(239,213)
Less: Issuance fees	—	—	(49,925)
Interest income	28,969	13,422	41,331
Total investment income	1,103,406	1,496,613	2,683,370

EXPENSES:
Investment advisory fee	784,552	594,356	758,686
Interest expense	—	—	15,883
Total expenses	784,552	594,356	774,569
NET INVESTMENT INCOME	318,854	902,257	1,908,801

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(6,868,843)	(833,580)	(5,206,926)
Investments in affiliated securities	—	619,306	—
In-kind redemptions in unaffiliated securities	10,652,241	1,875,581	9,245,390
Written option contracts expired or closed	—	—	1,614,778
Futures contracts	—	—	(16)
Distributions received from affiliated securities	—	1,742,941	—
Net realized gain (loss)	3,783,398	3,404,248	5,653,226
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,835,475	(867,559)	2,506,870
Investments in affiliated securities	—	(1,332,850)	—
Written option contracts	—	—	—
Future contracts	—	—	—
Net change in unrealized appreciation (depreciation)	3,835,475	(2,200,409)	2,506,870
Net realized and unrealized gain (loss)	7,618,873	1,203,839	8,160,096
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,937,727	$2,106,096	$10,068,897

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE Year ENDED August 31, 2025

	SGI ENHANCED core ETF	SGI ENHANCED NASDAQ-100 ETF	SGI ENHANCED MARKET LEADERS ETF*
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$—	$—	$1,940,268
Dividend income from affiliated securities	—	—	—
Less: Dividend withholding taxes	—	—	—
Less: Issuance fees	—	—	—
Interest income	13,126,642	800,747	43,074
Total investment income	13,126,642	800,747	1,983,342

EXPENSES:
Investment advisory fee	3,029,231	248,961	351,738
Legal fees	—	—	126,837
Fund administration and accounting fees	—	—	105,563
Compliance fees	—	—	47,904
Transfer agent fees	—	—	17,127
Trustees’ fees	—	—	15,996
Audit fees	—	—	9,803
Custodian fees	—	—	5,161
Reports to shareholders	—	—	2,359
Other expenses and fees	—	—	11,691
Total expenses	3,029,231	248,961	694,179
NET INVESTMENT INCOME	10,097,411	551,786	1,289,163

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,106,233)	(72,047)	313,754
Investments in affiliated securities	—	—	—
In-kind redemptions in unaffiliated securities	—	—	29,077,446
Written option contracts expired or closed	8,324,776	632,116	248
Futures contracts	(90,057)	707,399	—
Other investments	—	—	—
Distributions received from affiliated securities	—	—	—
Net realized gain (loss)	7,128,486	1,267,468	29,391,448
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(410)	4,228	(12,655,189)
Investments in affiliated securities	—	—	—
Written option contracts	(3,339)	52	—
Future contracts	—	2,336,933	—
Net change in unrealized appreciation (depreciation)	(3,749)	2,341,213	(12,655,189)
Net realized and unrealized gain (loss)	7,124,737	3,608,681	16,736,259
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,222,148	$4,160,467	$18,025,422

*	Eight-months ended August 31, 2025.

The accompanying notes are an integral part of the financial statements.
18

SGI U.S. LARGE CAP CORE ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$318,854	$573,273
Net realized gain (loss)	3,783,398	21,374,015
Net change in unrealized appreciation (depreciation)	3,835,475	2,451,191
Net increase (decrease) in net assets from operations	7,937,727	24,398,479

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,743,637)	(1,544,660)
Total distributions to shareholders	(7,743,637)	(1,544,660)

CAPITAL TRANSACTIONS:
Shares sold	105,666,696	106,414,001
Shares redeemed	(103,552,522)	(135,001,112)
Net increase (decrease) in net assets from capital transactions	2,114,174	(28,587,111)

NET INCREASE (DECREASE) IN NET ASSETS	2,308,264	(5,733,292)

NET ASSETS:
Beginning of the year	92,291,570	98,024,862
End of the year	$94,599,834	$92,291,570

SHARES TRANSACTIONS
Shares sold	3,090,000	3,385,000
Shares redeemed	(3,055,000)	(4,265,000)
Total increase (decrease) in shares outstanding	35,000	(880,000)

The accompanying notes are an integral part of the financial statements.
19

SGI DYNAMIC TACTICAL ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$902,257	$686,669
Net realized gain (loss)	3,404,248	11,246,647
Net change in unrealized appreciation (depreciation)	(2,200,409)	2,898,279
Net increase (decrease) in net assets from operations	2,106,096	14,831,595

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,828,622)	(972,668)
Total distributions to shareholders	(5,828,622)	(972,668)

CAPITAL TRANSACTIONS:
Shares sold	53,828,580	23,648,762
Shares redeemed	(44,064,499)	(88,294,403)
Net increase (decrease) in net assets from capital transactions	9,764,081	(64,645,641)

NET INCREASE (DECREASE) IN NET ASSETS	6,041,555	(50,786,714)

NET ASSETS:
Beginning of the period	59,608,737	110,395,451
End of the period	$65,650,292	$59,608,737

SHARES TRANSACTIONS
Shares sold	1,860,000	845,000
Shares redeemed	(1,505,000)	(3,145,000)
Total increase (decrease) in shares outstanding	355,000	(2,300,000)

The accompanying notes are an integral part of the financial statements.
20

SGI ENHANCED GLOBAL INCOME ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Period ENDED AUGUST 31, 2024(1)
OPERATIONS:
Net investment income (loss)	$1,908,801	$657,398
Net realized gain (loss)	5,653,226	252,673
Net change in unrealized appreciation (depreciation)	2,506,870	2,537,127
Net increase (decrease) in net assets from operations	10,068,897	3,447,198

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,819,840)	(435,871)
Total distributions to shareholders	(2,819,840)	(435,871)

CAPITAL TRANSACTIONS:
Shares sold	110,834,454	65,227,301
Shares redeemed	(102,936,974)	—
Net increase (decrease) in net assets from capital transactions	7,897,480	65,227,301

NET INCREASE (DECREASE) IN NET ASSETS	15,146,537	68,238,628

NET ASSETS:
Beginning of the period	68,238,628	—
End of the period	$83,385,165	$68,238,628

SHARES TRANSACTIONS
Shares sold	4,090,000	2,545,000
Shares redeemed	(3,780,000)	—
Total increase (decrease) in shares outstanding	310,000	2,545,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.
21

SGI ENHANCED CORE ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Period ENDED AUGUST 31, 2024(1)
OPERATIONS:
Net investment income (loss)	$10,097,411	$1,721,535
Net realized gain (loss)	7,128,486	1,933,544
Net change in unrealized appreciation (depreciation)	(3,749)	1,203
Net increase (decrease) in net assets from operations	17,222,148	3,656,282

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,948,939)	(881,035)
Total distributions to shareholders	(16,948,939)	(881,035)

CAPITAL TRANSACTIONS:
Shares sold	392,395,053	126,982,104
Shares redeemed	(32,833,689)	(500,316)
Net increase (decrease) in net assets from capital transactions	359,561,364	126,481,788

NET INCREASE (DECREASE) IN NET ASSETS	359,834,573	129,257,035

NET ASSETS:
Beginning of the period	129,257,035	—
End of the period	$489,091,608	$129,257,035

SHARES TRANSACTIONS
Shares sold	15,295,000	5,030,000
Shares redeemed	(1,275,000)	(20,000)
Total increase (decrease) in shares outstanding	14,020,000	5,010,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.
22

SGI ENHANCED NASDAQ-100 ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Period ENDED AUGUST 31, 2024(1)
OPERATIONS:
Net investment income (loss)	$551,786	$43,029
Net realized gain (loss)	1,267,468	93,239
Net change in unrealized appreciation (depreciation)	2,341,213	(98,659)
Net increase (decrease) in net assets from operations	4,160,467	37,609

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(665,909)	—
Total distributions to shareholders	(665,909)	—

CAPITAL TRANSACTIONS:
Shares sold	26,686,541	10,515,903
Shares redeemed	(2,479,910)	—
Net increase (decrease) in net assets from capital transactions	24,206,631	10,515,903

NET INCREASE (DECREASE) IN NET ASSETS	27,701,189	10,553,512

NET ASSETS:
Beginning of the period	10,553,512	—
End of the period	$38,254,701	$10,553,512

SHARES TRANSACTIONS
Shares sold	985,000	415,000
Shares redeemed	(100,000)	—
Total increase (decrease) in shares outstanding	885,000	415,000

(1)	Inception date of the Fund was June 13, 2024.

The accompanying notes are an integral part of the financial statements.
23

SGI ENHANCED MARKET LEADERS ETF

Statements of Changes in Net Assets

	FOR THE PERIOD ENDED AUGUST 31, 2025	FOR THE Year ENDED December 31, 2024	FOR THE Year ENDED December 31, 2023
OPERATIONS:
Net investment income (loss)	$1,289,163	$2,208,685	$2,454,041
Net realized gain (loss)	29,391,448	7,497,629	22,104,378
Net change in unrealized appreciation (depreciation)	(12,655,189)	11,040,746	3,775,847
Net increase (decrease) in net assets from operations	18,025,422	20,747,060	28,334,266

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(979,728)	(2,235,984)	(2,454,366)
Total distributions to shareholders	(979,728)	(2,235,984)	(2,454,366)

CAPITAL TRANSACTIONS:
Shares sold	23,340,057	213,842	124,530
Shares issued in reinvestment of distributions	54,221	—	—
Shares redeemed	(30,145,101)	(7,784,477)	(23,346,768)
Net increase (decrease) in net assets from capital transactions	(6,750,823)	(7,570,635)	(23,222,238)

NET INCREASE (DECREASE) IN NET ASSETS	10,294,871	10,940,441	2,657,662

NET ASSETS:
Beginning of the period	175,415,604	164,475,163	161,817,501
End of the period	$185,710,475	$175,415,604	$164,475,163

SHARES TRANSACTIONS(a)
Shares sold	780,000	7,809	5,301
Shares issued in reinvestment of distributions	1,983	—	—
Shares redeemed	(1,006,362)	(293,520)	(997,013)
Total increase (decrease) in shares outstanding	(224,379)	(285,711)	(991,712)

(a)	Share activity prior to April 21, 2025 has been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred on that date.

The accompanying notes are an integral part of the financial statements.
24

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.23	$28.01	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.19	0.11
Net realized and unrealized gain (loss) on investments(c)	3.13	7.47	2.90
Total from investment operations	3.25	7.66	3.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.07)	—
Net realized gains	(2.59)	(0.37)	—
Total distributions	(2.85)	(0.44)	—

Net asset value, end of period	$35.63	$35.23	$28.01

TOTAL RETURN(d)	9.99%	27.67%	12.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,600	$92,292	$98,025
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.35%	0.61%	1.01%
Portfolio turnover rate(d)(f)	145%	225%	95%

(a)	Inception date of the Fund was March 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
25

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.57	$25.98	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.42	0.22	0.13
Net realized and unrealized gain (loss) on investments(d)	0.49	4.61	0.85
Total from investment operations	0.91	4.83	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(1.30)	(0.24)	—
Net realized gains	(1.70)	—	—
Total distributions	(3.00)	(0.24)	—
Net asset value, end of period	$28.48	$30.57	$25.98

TOTAL RETURN(e)	3.25%	18.75%	3.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,650	$59,609	$110,395
Ratio of expenses to average net assets(f)(g)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)(g)	1.44%	0.82%	1.18%
Portfolio turnover rate(e)(h)	108%	167%	66%

(a)	Inception date of the Fund was March 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
26

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.81	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.67	0.32
Net realized and unrealized gain (loss) on investments(d)	2.73	1.68
Total from investment operations	3.40	2.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(0.19)
Net realized gains	(0.31)	—
Total distributions	(1.00)	(0.19)

ETF transaction fees per share	—	—
Net asset value, end of period	$29.21	$26.81

TOTAL RETURN(e)	13.11%	8.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,385	$68,239
Ratio of expenses to average net assets(f)(g)	1.00%	1.14%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	0.02%	—
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)(g)	2.47%	2.46%
Portfolio turnover rate(e)(h)	231%	158%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
27

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.80	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.84	0.53
Net realized and unrealized gain (loss) on investments(c)	0.75	0.49
Total from investment operations	1.59	1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(0.22)
Net realized gains	(0.72)	—
Total distributions	(1.69)	(0.22)
Net asset value, end of period	$25.70	$25.80

TOTAL RETURN(d)	6.34%	4.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$489,092	$129,257
Ratio of expenses to average net assets(e)	0.98%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.27%	4.16%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
28

SGI ENHANCED NASDAQ-100 ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.43	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.15
Net realized and unrealized gain (loss) on investments(c)	4.18	0.28
Total from investment operations	4.77	0.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	—
Net realized gains	(0.25)	—
Total distributions	(0.77)	—
Net asset value, end of period	$29.43	$25.43

TOTAL RETURN(d)	19.08%	1.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,255	$10,554
Ratio of expenses to average net assets(e)	0.98%	1.18%
Ratio of net investment income (loss) to average net assets(e)	2.17%	2.80%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was June 13, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
29

SGI ENHANCED MARKET LEADERS ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the period Ended August 31, 2025(a)**		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE DATA:*

Net asset value, beginning of year	$27.82		$24.95		$21.34	$25.33	$21.25	$19.68

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.21		0.34		0.34	0.34	0.26	0.24
Net realized and unrealized gain (loss) on investments(d)	2.67		2.88		3.62	(3.98)	4.09	1.57
Total from investment operations	2.88		3.22		3.96	(3.64)	4.35	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)	(0.24)
Return of capital	—		(0.00	)(e)	—	—	—	—
Total distributions	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)	(0.24)
Net asset value, end of year	$30.54		$27.82		$24.95	$21.34	$25.33	$21.25

TOTAL RETURN(f)	10.39%		12.92%		18.71%	(14.34)%	20.54%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$185,710		$175,416		$164,475	$161,818	$213,527	$209,441
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.59%		0.48%		0.52%	0.47%	0.56%	0.81%
After expense reimbursement/recoupment(g)	0.59%		0.48%		0.52%	0.47%	0.57%	0.83%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	0.00	%(h)	0.00%		0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(g)	1.10%		1.29%		1.51%	1.53%	1.11%	1.26%
Portfolio turnover rate(f)(i)	13%		0.00%		0.00%	0.00%	0.00%	0.00%

*	Per share amounts have been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred on April 21, 2025.
(**)

Effective as of the close of business on May 2, 2025 the Fund acquired all the assets and liabilities of the Chestnut Street Exchange Fund (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(a)	Effective August 31, 2025, the Fund changed its fiscal year end date to August 31st.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
30

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF, (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024, February 28, 2024, June 13, 2024 and May 5, 2025, respectively.

Effective as of the close of business on May 2, 2025, the Chestnut Street Exchange Fund (the “Predecessor Fund”), an open-end management investment company established as a California Limited Partnership, was reorganized into SGI Enhanced Market Leaders ETF as a new series of RBB in a tax-free reorganization (the “Reorganization”). SGI Enhanced Market Leaders ETF acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of SGI Enhanced Market Leaders ETF, which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The agreement and plan of reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on April 9, 2025. The Predecessor Fund commenced operations on December 29, 1976. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by SGI Enhanced Market Leaders ETF. Effective August 31, 2025, the SGI Enhanced Market Leaders ETF changed its fiscal year end date to August 31st.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, SGI Enhanced Market Leaders ETF is the accounting successor. The Reorganization was accomplished by a tax-free exchange of SGI Enhanced ETF’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received, and shares issued by SGI Enhanced Market Leaders ETF were recorded at fair value; however, the cost basis of the investments received from SGI Enhanced Market Leaders ETF was carried forward to align ongoing reporting of SGI Enhanced Market Leaders ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
$ 166,962,449	$166,921,998	$146,065,549	6,175,830

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Nasdaq-100 ETF is to seek income and capital appreciation. The objective of the SGI Enhanced Core ETF is to seek income. The investment objective of the SGI Enhanced Market Leaders ETF is to seek capital appreciation and current income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

31

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

INVESTMENT COMPANY SECURITIES – SGI Dynamic Tactical ETF pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders, which can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

32

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August 31, 2025

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. LARGE CAP CORE ETF
Investments:
Common Stocks	$93,616,119	$—	$—	$93,616,119
Total Investments	$93,616,119	$—	$—	$93,616,119

SGI DYNAMIC TACTICAL ETF
Investments:
Exchange Traded Funds	$65,097,875	$—	$—	$65,097,875
Total Investments	$65,097,875	$—	$—	$65,097,875

SGI ENHANCED GLOBAL INCOME ETF
Investments:
Common Stocks	$74,773,848	$—	$—	$74,773,848
Exchange Traded Funds	7,693,991	—	—	7,693,991
Preferred Stocks	130,863	—	—	130,863
Money Market Funds	302,084	—	—	302,084
Total Investments	$82,900,786	$—	$—	$82,900,786

SGI ENHANCED CORE ETF
Assets:
Investments:
Purchased Options	$—	$1,900	$—	$1,900
Money Market Funds	413,384,089	—	—	413,384,089
Total Investments	$413,384,089	$1,900	$—	$413,385,989

Liabilities:
Investments:
Written Options	$—	$(51,050)	$—	$(51,050)
Total Investments	$—	$(51,050)	$—	$(51,050)

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

	Level 1	Level 2	Level 3	Total
SGI ENHANCED NASDAQ-100 ETF
Assets:
Investments:
U.S. Treasury Bills	—	19,837,400	—	19,837,400
Money Market Funds	500,613	—	—	500,613
Total Investments	$500,613	$19,837,400	$—	$20,338,013

Other Financial Instruments:
Futures Contracts*	$2,239,318	$—	$—	$2,239,318
Total Other Financial Instruments	$2,239,318	$—	$—	$2,239,318

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(992)	$—	$—	$(992)
Total Other Financial Instruments	$(992)	$—	$—	$(992)

SGI ENHANCED MARKET LEADERS ETF
Investments:
Common Stocks	$182,266,766	$—	$—	$182,266,766
Exchange Traded Funds	2,254,850	—	—	2,254,850
Money Market Funds	1,059,353	—	—	1,059,353
Total Investments	$185,580,969	$—	$—	$185,580,969

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options and futures contracts.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

During the current fiscal period, the SGI Enhanced Core ETF used options contracts to seek income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Nasdaq-100 ETF used long futures contracts and options contracts to seek capital appreciation and income in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Funds’ derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Liability Derivatives
SGI Enhanced Core ETF	Written Options	Written options, at value	$(51,050)
Total Value - Liabilities			$(51,050)

SGI Enhanced Nasdaq-100 ETF	Futures Contracts (a)	Unrealized appreciation on futures contracts	2,238,326
Total Value - Liabilities			$2,238,326

(a)	This amount represent the cumulative appreciation/(depreciation) of futures contracts as reported on the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Realized Gain (Loss)
SGI Enhanced Core ETF	Written Options	Net realized gain/(loss) from written options	$8,324,776
SGI Enhanced Core ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	(90,057)
Total Realized Gain/(Loss)			$8,234,719

SGI Enhanced Global Income ETF	Written Options	Net realized gain/(loss) from written options	$1,614,778
SGI Enhanced Global Income ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	(16)
Total Realized Gain/(Loss)			$1,614,762

SGI Enhanced Nasdaq-100 ETF	Written Options	Net realized gain/(loss) from written options	$632,116
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	707,399
Total Realized Gain/(Loss)			$1,339,515

SGI Enhanced Market Leaders ETF	Written Options	Net realized gain/(loss) from written options	$248

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Change in Unrealized Appreciation/(Depreciation)
SGI Enhanced Core ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$(3,339)
SGI Enhanced Core ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	—
Total Change in Unrealized Appreciation/(Depreciation)			$(3,339)

SGI Enhanced Nasdaq-100 ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	52
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	2,336,933
Total Change in Unrealized Appreciation/(Depreciation)			$2,336,985

During the current fiscal period, the Funds’ quarterly average volume of derivatives was as follows:

FUND	WRITTEN OPTIONS (PREMIUMS RECEIVED)	Purchased Options (Cost)	LONG FUTURES NOTIONAL AMOUNT
SGI Enhanced Core ETF	$21,436	$4,518	$—
SGI Enhanced Nasdaq-100 ETF	1,069	59	25,607,028

For financial reporting purposes, the Funds do not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty and master netting arrangement.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least quarterly to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Sec Rule 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds, as a full derivatives user (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

FUTURES CONTRACTS — The Funds use futures contracts in the normal course of pursuing their investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund basis in the contract. Futures contracts have market risks, including the risk that the change in the value

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Cash — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Effective May 5, 2025, Summit Global Investments LLC serves as the Adviser to the SGI Enhanced Market Leaders ETF. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Prior to May 5, 2025, pursuant to an investment advisory agreement with Mitchell Sinkler &, Inc. (“MS&S”) on behalf of the Managing General Partners of the Predecessor Fund (the “Prior Advisory Agreement”), the Predecessor Fund compensated MS&S at an annual rate of 0.10% of the average daily net assets of the Predecessor Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98%, 0.98%, 0.98%, and 0.50%, of the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF, and the SGI Enhanced Market Leaders ETF, respectively. The fee is paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution, and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

38

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, short-term investments and derivative transactions) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$132,931,571	$140,201,260
SGI Dynamic Tactical ETF	67,289,165	70,600,049
SGI Enhanced Global Income ETF	181,795,924	174,677,495
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	24,870,088	22,583,994

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$105,351,111	$103,141,934
SGI Dynamic Tactical ETF	53,662,681	44,132,344
SGI Enhanced Global Income ETF	103,980,701	101,939,852
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	22,629,670	30,057,415

4. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2025

Effective May 5, 2025, the SGI Enhanced Market Leaders ETF underwent a 40.4632 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 40.4632:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class of the Fund. The per share data presented in the Financial Highlights have been retroactively adjusted to reflect this share split.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF, was as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$86,620,701	$9,194,175	$(2,198,757)	$6,995,418
SGI Dynamic Tactical ETF	62,405,596	3,084,927	(392,648)	2,692,279
SGI Enhanced Global Income ETF	79,802,221	7,481,143	(4,382,578)	3,098,565
SGI Enhanced Core ETF	413,383,917	2,761	(2,825)	(64)
SGI Enhanced Nasdaq-100 ETF	20,333,785	4,228	—	4,228
SGI Enhanced Market Leaders ETF	43,795,773	142,528,330	(743,134)	141,785,196

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
SGI U.S. Large Cap Core ETF	$(9,337,917)	$9,337,917
SGI Dynamic Tactical ETF	(1,830,336)	1,830,336
SGI Enhanced Global Income ETF	(8,229,015)	8,229,015
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	(29,073,806)	29,073,806

40

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

August 31, 2025

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE- YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS
SGI U.S. Large Cap Core ETF	$—	$—	$—	$(4,370,191)	$—	$6,995,418	$2,625,228
SGI Dynamic Tactical ETF	237,240	—	—	(734,931)	—	2,692,279	2,194,588
SGI Enhanced Global Income ETF	70,511	95,165	—	(1,232,872)	—	3,098,565	2,031,369
SGI Enhanced Core ETF	434,588	2,613,932	—	—	—	(64)	3,048,456
SGI Enhanced Nasdaq-100 ETF	1,477,628	2,050,311	—	—	—	4,228	3,532,167
SGI Enhanced Market Leaders ETF	650,767	100,629	—	—	—	141,785,196	142,536,592

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was a follows:

FUND	ORDINARY INCOME	2025 LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$7,694,442	$49,195	$7,743,637
SGI Dynamic Tactical ETF	4,326,673	1,501,949	5,828,622
SGI Enhanced Global Income ETF	2,298,906	520,934	2,819,840
SGI Enhanced Core ETF	14,134,310	2,814,629	16,948,939
SGI Enhanced Nasdaq-100 ETF	559,159	106,750	665,909
SGI Enhanced Market Leaders ETF	979,728	—	979,728

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was a follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$1,543,545	$1,115	$1,544,660
SGI Dynamic Tactical ETF	972,668	—	972,668
SGI Enhanced Global Income ETF	435,871	—	435,871
SGI Enhanced Core ETF	881,035	—	881,035
SGI Enhanced Nasdaq-100 ETF	—	—	—
SGI Enhanced Market Leaders ETF	N/A	N/A	N/A

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

41

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

August 31, 2025

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025 SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF and SGI Enhanced Global Income ETF had the following in Post-October Cap Losses: 4,370,191, 734,931 and 1,232,872.

5. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirement, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act) are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	—	$—	787,333	$20,206,179	(61,527)	$(1,578,863)
SGI Enhanced Nasdaq-100 ETF	206,880	5,263,151	300,763	8,110,166	(507,643)	(13,466,653)
SGI U.S. Large Cap Core ETF	598,640	21,093,080	519,514	17,676,908	(742,516)	(24,538,330)
	805,520	$26,356,231	1,607,610	$45,993,253	(1,311,686)	$(39,583,846)

	August 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	$322,332	$136,808	$28,031	$1,496	725,806	$18,656,843	$18,628,812
SGI Enhanced Nasdaq-100 ETF	105,881	84,996	(50,717)	144,053	—	—	—
SGI U.S. Large Cap Core ETF	153,611	1,521,137	(1,310,164)	473,757	375,638	13,395,251	11,858,068
	$581,824	$1,742,941	$(1,332,850)	$619,306	1,101,444	$32,052,094	$30,486,880

6. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF, are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from

42

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONtinued)

August 31, 2025

their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced NASDAQ-100 ETF (for this section only, each a “Fund”). and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that

43

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

August 31, 2025

might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

On September 11, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Cohen & Company, Ltd. (“Cohen & Co.”) as independent registered public accounting firm for the SGI Enhanced Market Leaders ETF (for this section only, the “Fund”) and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund. The reports by Cohen on the financial statements of the Fund for the fiscal years ended December 31, 2024 and December 31, 2023, and the reports by BBD, LLP (“BBD”) on financial statements for the Fund for the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended December 31, 2024 and December 31, 2023, there were no (1) disagreements with Cohen & Co. on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K. During the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020, there were no (1) disagreements with BBD on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Funds’ fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, the Fund, nor anyone on its behalf has consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

44

SUMMIT GLOBAL INVESTMENTS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of
The RBB Fund, Inc
and the Shareholders of the SGI Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF (formerly Chestnut Street Exchange Fund) (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF	For the year ended August 31, 2025	For the year ended August 31, 2025	For the year ended August 31, 2025
SGI Enhanced Market Leaders ETF	For eight-month period ended August 31, 2025	For eight-month period ended August 31, 2025	For eight-month period ended August 31, 2025

The Funds’ financial statements and financial highlights indicated in the table below, were audited by other auditors, whose reports dated as outlined below expressed unqualified opinions on those financial statements and financial highlights.

Fund	Other Auditors Report Date	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
SGI U.S. Large Cap Core ETF	October 30, 2024	N/A	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period March 30, 2023 (commencement of operations) through August 31, 2023
SGI Dynamic Tactical ETF	October 30, 2024	N/A	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period March 29, 2023 (commencement of operations) through August 31, 2023
SGI Enhanced Global Income ETF and SGI Enhanced Core ETF	October 30, 2024	N/A	For the period February 28, 2024 (commencement of operations) through August 31, 2024	For the period February 28, 2024 (commencement of operations) through August 31, 2024

45

SUMMIT GLOBAL INVESTMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Fund	Other Auditors Report Date	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
SGI Enhanced Nasdaq-100 ETF	October 30, 2024	N/A	For the period June 13, 2024 (commencement of operations) through August 31, 2024	For the period June 13, 2024 (commencement of operations) through August 31, 2024
Chestnut Street Exchange Fund	February 28, 2025	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Chestnut Street Exchange Fund	February 28, 2023	N/A	N/A	For each of the three years in the period ended December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2025

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SUMMIT GLOBAL INVESTMENTS

Shareholder Tax Information (UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2025, the tax character of distributions paid by the Funds were as follows:

FUND		ORDINARY INCOME	LONG-TERM GAINS
SGI U.S. Large Cap Core ETF	2025	$7,694,438	$49,195
SGI Dynamic Tactical ETF	2025	4,326,673	1,501,530
SGI Enhanced Global Income ETF	2025	2,298,906	520,934
SGI Enhanced Core ETF	2025	14,134,310	2,814,629
SGI Enhanced Nasdaq-100 ETF	2025	559,159	106,750
SGI Enhanced Market Leaders ETF	2025	979,728	—

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates.

SGI U.S. Large Cap Core ETF	23.34%
SGI Dynamic Tactical ETF	14.88%
SGI Enhanced Global Income ETF	100.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%
SGI Enhanced Market Leaders ETF	100.00%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Core ETF	24.90%
SGI Dynamic Tactical ETF	8.32%
SGI Enhanced Global Income ETF	45.88%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%
SGI Enhanced Market Leaders ETF	100.00%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Core ETF	0.00%
SGI Dynamic Tactical ETF	0.00%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%
SGI Enhanced Market Leaders ETF	0.00%

47

SUMMIT GLOBAL INVESTMENTS

Shareholder Tax Information (UNAUDITED) (CONCLUDED)

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

SGI U.S. Large Cap Core ETF	88.43%
SGI Dynamic Tactical ETF	33.79%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	24.87%
SGI Enhanced Nasdaq-100 ETF	13.38%
SGI Enhanced Market Leaders ETF	0.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

48

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement between Summit and the Company (the “Investment Advisory Agreement”) on behalf of the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Core ETF, SGI Enhanced Global Income ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement among Summit, the Company and SG Trading Solutions, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Summit and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Summit with respect to the Funds, and the Sub-Advisory Agreement among the Company, Summit, and the Sub-Adviser with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Summit, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Summit or the Sub-Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Summit and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Summit’s and the Sub-Adviser’s investment philosophies and processes; (iv) Summit’s and the Sub-Adviser’s assets under management and client descriptions; (v) Summit’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Summit’s and the Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) Summit’s and the Sub-Adviser’s compliance procedures; (viii) Summit’s and the Sub-Adviser’s financial information and insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Summit and the Sub-Adviser. The Directors concluded that Summit and the Sub-Adviser had substantial resources to provide services to the Funds, and that Summit’s and the Sub-Adviser’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2024, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the SGI U.S. Large Cap Core ETF underperformed its primary benchmark, the S&P 500 Index, for the three-month, one-year, and since-inception periods ended December 31, 2024. The Directors noted that the SGI U.S. Large Cap Core ETF outperformed the performance of the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the performance of the median of its Peer Group for the three-month and one-year periods ended December 31, 2024.

49

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (CONTINUED)

The Directors noted that the SGI Enhanced Global Income ETF underperformed its primary benchmark, the MSCI World Index, for the three-month and since-inception periods ended December 31, 2024. The Directors noted that the SGI Enhanced Global Income ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024.

The Directors noted that the SGI Enhanced Core ETF outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the three-month and since-inception periods ended December 31, 2024. The Directors noted that the SGI Enhanced Core ETF outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024.

The Directors noted that the SGI Dynamic Tactical ETF outperformed its primary benchmark, the S&P 500 Index, for the three-month period ended December 31, 2024, and underperformed its benchmark for the one-year and since-inception periods ended December 31, 2024. The Directors noted that the SGI Dynamic Tactical ETF outperformed the performance of the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the SGI Enhanced Nasdaq-100 ETF outperformed its primary benchmark, the Nasdaq 100 Index, for the three-month and since-inception periods ended December 31, 2024. The Directors noted that the SGI Enhanced Nasdaq-100 ETF outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024.

The Directors noted that the SGI Enhanced Market Leaders ETF had not yet commenced operations in the period commenced December 31, 2024 and, consequently, there was no performance information to review with respect to the Fund.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the SGI U.S. Large Cap Core ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Enhanced Global Income ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Enhanced Core ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Dynamic Tactical ETF’s net advisory fee was above the median of its Peer Group and ranked in the 4th quintile of its Peer Group, and its total net expenses (including acquired fund fees and expenses) was above the median of its Peer Group and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the SGI Enhanced Nasdaq-100 ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement and the information provided by Summit on the services provided by the Sub-Adviser. In this regard, the Directors noted that the fees for the Sub-Adviser were paid directly by Summit and not by the Funds.

50

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (CONCLUDED)

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that Summit continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding Summit’s and the Sub-Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by Summit and the Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Summit and the sub-advisory fees to be paid by Summit to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

51

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Investment Sub-Adviser

SG Trading Solutions, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

Financial Statements

August 31, 2025

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Banks — 0.4%
Bank of New York Mellon Corp.	9,427	$995,491

Beverages — 4.6%
Keurig Dr Pepper, Inc.	12,935	376,279
Monster Beverage Corp. (a)	61,983	3,868,359
PepsiCo, Inc.	40,944	6,086,326
		10,330,964
Biotechnology — 7.5%
Amgen, Inc.	1,678	482,777
BioMarin Pharmaceutical, Inc. (a)	77,778	4,532,124
Gilead Sciences, Inc.	20,349	2,298,826
Incyte Corp. (a)	66,565	5,632,065
Regeneron Pharmaceuticals, Inc.	833	483,723
United Therapeutics Corp. (a)	8,714	2,655,679
Vertex Pharmaceuticals, Inc. (a)	2,307	902,083
		16,987,277
Commercial Services — 3.8%
Automatic Data Processing, Inc.	23,339	7,096,223
Booz Allen Hamilton Holding Corp.	4,210	457,711
Verisk Analytics, Inc.	3,876	1,039,233
		8,593,167
Computers — 1.1%
Cognizant Technology Solutions Corp. - Class A	20,898	1,509,880
Fortinet, Inc. (a)	4,071	320,673
Gartner, Inc. (a)	2,957	742,769
		2,573,322
Cosmetics & Personal Care — 3.8%
Colgate-Palmolive Co.	96,455	8,108,972
Procter & Gamble Co.	2,918	458,243
		8,567,215
Diversified Financial Services — 4.8%
CME Group, Inc.	5,373	1,431,958
Intercontinental Exchange, Inc.	2,365	417,659
Mastercard, Inc. - Class A	14,558	8,666,232
Tradeweb Markets, Inc. - Class A	3,109	383,526
		10,899,375
Electric — 4.7%
Alliant Energy Corp.	7,337	477,418
Ameren Corp.	11,228	1,120,330
CMS Energy Corp.	60,831	4,353,675
DTE Energy Co.	18,078	2,470,359
Evergy, Inc.	6,027	429,484
Exelon Corp.	30,524	1,333,288
Electric — 4.7% (continued)
Xcel Energy, Inc.	6,276	$454,320
		10,638,874
Electronics — 2.2%
Amphenol Corp. - Class A	41,989	4,570,922
Garmin Ltd., (Switzerland)	1,935	467,922
		5,038,844
Environmental Control — 2.5%
Republic Services, Inc.	4,441	1,039,061
Veralto Corp.	20,257	2,151,091
Waste Management, Inc.	10,334	2,339,514
		5,529,666
Food — 2.6%
Sysco Corp.	26,562	2,137,444
Tyson Foods, Inc. - Class A	67,079	3,808,746
		5,946,190
Gas — 4.6%
Atmos Energy Corp.	21,568	3,583,092
NiSource, Inc.	159,587	6,745,742
		10,328,834
Healthcare-Products — 0.6%
Boston Scientific Corp. (a)	12,189	1,285,940

Healthcare-Services — 1.6%
Centene Corp. (a)	7,927	230,200
Elevance Health, Inc.	9,046	2,882,508
UnitedHealth Group, Inc.	1,479	458,298
		3,571,006
Home Builders — 0.2%
NVR, Inc. (a)	56	454,588

Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	8,055	750,404

Insurance — 6.3%
Arch Capital Group Ltd.	4,912	449,595
Arthur J Gallagher & Co.	4,176	1,264,284
Brown & Brown, Inc.	4,785	463,906
Loews Corp.	7,406	716,901
Marsh & McLennan Cos., Inc.	10,790	2,220,690
Progressive Corp.	31,684	7,827,849
Travelers Cos., Inc.	4,374	1,187,585
		14,130,810
Internet — 8.1%
Alphabet, Inc. - Class C	17,393	3,713,927
DoorDash, Inc. - Class A (a)	2,084	511,101
GoDaddy, Inc. - Class A (a)	16,956	2,514,744
Meta Platforms, Inc. - Class A	10,081	7,446,835
Netflix, Inc. (a)	382	461,552

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (concluded)

AUGUST 31, 2025

	Shares	Value
Internet — 8.1% (continued)
VeriSign, Inc.	12,778	$3,493,122
		18,141,281
Machinery-Construction & Mining — 0.3%
GE Vernova, Inc.	959	587,838

Media — 0.3%
Comcast Corp. - Class A	20,551	698,117
Mining — 0.9%
Newmont Corp.	28,215	2,099,196

Oil & Gas — 1.2%
Diamondback Energy, Inc.	7,708	1,146,642
Exxon Mobil Corp.	4,110	469,732
Marathon Petroleum Corp.	2,660	478,029
Phillips 66	3,675	490,906
		2,585,309
Packaging & Containers — 3.1%
Packaging Corp. of America	31,541	6,874,676

Pharmaceuticals — 6.9%
Cardinal Health, Inc.	30,323	4,511,456
Eli Lilly & Co.	4,331	3,172,804
McKesson Corp.	3,351	2,300,931
Merck & Co., Inc.	32,044	2,695,541
Neurocrine Biosciences, Inc. (a)	20,419	2,850,492
		15,531,224
Pipelines — 0.3%
Targa Resources Corp.	4,014	673,389

REITS — 2.3%
Simon Property Group, Inc.	26,722	4,827,596
Welltower, Inc.	2,606	438,538
		5,266,134
Retail — 9.0%
Costco Wholesale Corp.	7,517	7,090,937
Home Depot, Inc.	18,290	7,439,823
O’Reilly Automotive, Inc. (a)	19,425	2,013,984
Wal-Mart Stores, Inc.	16,607	1,610,547
Yum! Brands, Inc.	14,365	2,111,224
		20,266,515
Semiconductors — 0.6%
NVIDIA Corp.	7,705	1,342,057

Software — 8.6%
Adobe Systems, Inc. (a)	5,936	2,117,371
Cadence Design Systems, Inc. (a)	3,856	1,351,258
Dynatrace, Inc. (a)	11,572	585,543
Electronic Arts, Inc.	9,291	1,597,587
Fiserv, Inc. (a)	7,063	975,965
Software — 8.6% (continued)
HubSpot, Inc. (a)	5,287	$2,554,520
Microsoft Corp.	5,834	2,956,030
Nutanix, Inc. - Class A (a)	7,096	476,922
Paychex, Inc.	25,742	3,589,851
Salesforce.com, Inc.	1,840	471,500
ServiceNow, Inc. (a)	447	410,105
Workday, Inc. - Class A (a)	5,630	1,299,517
Zoom Communications, Inc. - Class A (a)	10,896	887,152
		19,273,321
Telecommunications — 5.5%
Arista Networks, Inc. (a)	64,458	8,801,740
T-Mobile US, Inc.	14,006	3,529,372
		12,331,112
Transportation — 1.0%
Union Pacific Corp.	9,902	2,213,790

TOTAL COMMON STOCKS (Cost $208,696,894)		224,505,925
TOTAL INVESTMENTS — 99.7% (Cost $208,696,894)		224,505,925
Other Assets in Excess of Liabilities — 0.3%		627,742
TOTAL NET ASSETS — 100.0%		$225,133,667

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

SGI GLOBAL EQUITY FUND

Portfolio of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 3.0%
BAE Systems PLC - ADR	6,919	$652,046
Leonardo SpA - ADR	14,695	415,281
Lockheed Martin Corp.	2,784	1,268,474
Thales SA - ADR	9,992	524,380
		2,860,181
Banks — 7.3%
Bank of China Ltd. - ADR	46,653	638,446
BNP Paribas SA - ADR	7,161	322,317
China Construction Bank Corp. - ADR	17,552	338,929
DBS Group Holdings Ltd. - ADR	6,689	1,052,447
HDFC Bank Ltd. - ADR	28,240	2,009,559
ICICI Bank Ltd. - ADR	59,255	1,880,754
Sumitomo Mitsui Financial Group, Inc. - ADR	16,164	265,413
United Overseas Bank Ltd. - ADR	6,032	330,855
		6,838,720
Beverages — 4.7%
Fomento Economico Mexicano SAB de CV - ADR	2,995	259,487
Monster Beverage Corp. (a)	26,727	1,668,032
PepsiCo, Inc.	17,127	2,545,928
		4,473,447
Biotechnology — 3.0%
Gilead Sciences, Inc.	4,485	506,670
Incyte Corp. (a)	4,827	408,413
United Therapeutics Corp. (a)	5,930	1,807,227
Vertex Pharmaceuticals, Inc. (a)	368	143,895
		2,866,205
Building Materials — 0.1%
Holcim AG (a)	7,220	120,574

Chemicals — 0.5%
CF Industries Holdings, Inc.	5,545	480,363

Commercial Services — 2.0%
Automatic Data Processing, Inc.	611	185,775
Grand Canyon Education, Inc. (a)	8,581	1,729,672
		1,915,447
Computers — 0.4%
Check Point Software Technologies Ltd. (a)	978	188,891
Lenovo Group Ltd. - ADR	6,819	195,432
		384,323
Cosmetics/Personal Care — 6.0%
Colgate-Palmolive Co.	32,866	2,763,044
Cosmetics/Personal Care — 6.0% (continued)
Unilever PLC - ADR	45,059	$2,847,729
		5,610,773
Distribution/Wholesale — 0.6%
Mitsui & Co. Ltd. - ADR	740	341,147
Sumitomo Corp. - ADR	7,502	210,281
		551,428
Diversified Financial Services — 3.7%
Cboe Global Markets, Inc.	2,349	554,246
CME Group, Inc.	7,514	2,002,556
Mastercard, Inc. - Class A	323	192,279
Qfin Holdings, Inc. - ADR	14,607	425,356
Visa, Inc. - Class A	867	304,993
		3,479,430
Electric — 7.5%
Ameren Corp.	17,113	1,707,535
CMS Energy Corp.	13,364	956,461
Evergy, Inc.	12,305	876,854
Korea Electric Power Corp. - ADR	23,170	306,076
National Grid PLC - ADR	27,824	1,963,540
OGE Energy Corp.	20,510	915,977
SSE PLC - ADR	13,957	329,385
		7,055,828
Electronics — 0.3%
Halma PLC - ADR	3,525	313,725

Environmental Control — 3.8%
Republic Services, Inc.	5,610	1,312,572
Waste Management, Inc.	10,172	2,302,839
		3,615,411
Food — 1.5%
Kroger Co., (The)	20,286	1,376,202

Gas — 4.3%
Atmos Energy Corp.	5,301	880,655
National Fuel Gas Co.	36,526	3,168,265
		4,048,920
Healthcare-Products — 0.2%
FUJIFILM Holdings Corp. - ADR	15,529	182,932

Healthcare-Services — 0.7%
Universal Health Services, Inc. - Class B	3,891	706,528

Household Products /Wares — 0.2%
Church & Dwight Co., Inc.	1,947	181,383

Household Products/Wares — 0.2%
Reckitt Benckiser Group PLC - ADR	13,916	209,436

The accompanying notes are an integral part of the financial statements.
4

SGI GLOBAL EQUITY FUND

Portfolio of Investments (continued)

AUGUST 31, 2025

	Shares	Value
Insurance — 4.0%
Chubb Ltd., (Switzerland)	2,038	$560,593
Fairfax Financial Holdings Ltd.	649	1,117,072
Manulife Financial Corp.	49,299	1,515,944
Ping An Insurance Group Co. of China Ltd. - ADR	28,693	416,048
Swiss Re AG - ADR	4,134	187,560
		3,797,217
Internet — 6.6%
Alibaba Group Holding Ltd. - ADR	7,731	1,043,685
Booking Holdings, Inc.	313	1,752,503
F5, Inc. (a)	1,227	384,223
JD.com, Inc. - ADR	17,759	551,772
Tencent Holdings Ltd. - ADR	14,085	1,092,855
VeriSign, Inc.	5,211	1,424,531
		6,249,569
Machinery-Construction & Mining — 0.9%
Hitachi Ltd. - ADR	12,028	326,921
Komatsu Ltd. - ADR	14,459	490,594
		817,515
Media — 1.1%
Fox Corp. - Class B	18,266	996,410

Mining — 1.9%
Gold Fields Ltd. - ADR	49,219	1,647,852
Harmony Gold Mining Co. Ltd. - ADR	12,353	164,048
		1,811,900
Pharmaceuticals — 10.5%
AbbVie, Inc.	4,148	872,739
Cardinal Health, Inc.	14,408	2,143,622
Cencora, Inc.	6,847	1,996,654
Dr Reddy’s Laboratories Ltd. - ADR	124,084	1,761,993
Eli Lilly & Co.	493	361,162
McKesson Corp.	2,356	1,617,724
Neurocrine Biosciences, Inc. (a)	4,654	649,698
Takeda Pharmaceutical Co. Ltd. - ADR	30,161	452,113
		9,855,705
Pipelines — 1.1%
Cheniere Energy, Inc.	2,054	496,698
Targa Resources Corp.	2,984	500,596
		997,294
Private Equity — 0.8%
3i Group PLC - ADR	52,837	724,924

Real Estate — 0.3%
FirstService Corp.	1,478	297,374

REITS — 0.3%
Welltower, Inc.	1,564	$263,190

Retail — 2.2%
AutoZone, Inc. (a)	234	982,456
O’Reilly Automotive, Inc. (a)	3,306	342,766
Wal-Mart Stores, Inc.	3,755	364,160
Yum! Brands, Inc.	2,305	338,766
		2,028,148
Semiconductors — 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,843	1,579,843
United Microelectronics Corp. - ADR	144,665	951,896
		2,531,739
Software — 4.5%
Autodesk, Inc. (a)	3,606	1,134,808
Cadence Design Systems, Inc. (a)	1,060	371,456
Electronic Arts, Inc.	2,424	416,807
Microsoft Corp.	901	456,527
Roper Technologies, Inc.	896	471,574
SAP SE - ADR	4,930	1,341,749
		4,192,921
Telecommunications — 11.0%
Arista Networks, Inc. (a)	2,995	408,967
Chunghwa Telecom Co. Ltd. - ADR	12,999	565,587
Cisco Systems, Inc.	14,058	971,267
Deutsche Telekom AG - ADR	53,056	1,944,980
GDS Holdings Ltd. - ADR (a)	12,115	418,695
KDDI Corp. - ADR	26,429	455,900
Motorola Solutions, Inc.	1,107	523,013
Nippon Telegraph & Telephone Corp. - ADR	19,730	520,872
Orange SA - ADR	12,812	208,195
Singapore Telecommunications Ltd. - ADR	17,455	586,139
SoftBank Group Corp. - ADR	8,488	455,975
T-Mobile US, Inc.	5,590	1,408,624
Xiaomi Corp. - ADR (a)	55,055	1,881,780
		10,349,994
Transportation — 0.2%
Union Pacific Corp.	845	188,917
TOTAL COMMON STOCKS (Cost $86,128,616)		92,374,073

The accompanying notes are an integral part of the financial statements.
5

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

AUGUST 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 1.6%
iShares MSCI ACWI ex U.S. ETF	11,842	$742,967
iShares MSCI Global Min Vol Factor ETF	6,099	728,282
TOTAL EXCHANGE TRADED FUNDS (Cost $1,435,422)		1,471,249
TOTAL INVESTMENTS — 99.7% (Cost $87,564,038)		93,845,322
Other Assets in Excess of Liabilities — 0.3%		314,880
TOTAL NET ASSETS — 100.0%		$94,160,202

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
6

SGI GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country

as of AUGUST 31, 2025

COUNTRY	Value	% of Net Assets
United States	$54,257,945	57.6%
United Kingdom	7,040,785	7.5
China	5,959,313	6.3
India	5,652,306	6.0
Japan	3,702,148	4.1
Germany	3,286,729	3.5
Taiwan	3,097,326	3.3
Canada	2,930,390	3.1
Singapore	1,969,441	2.1
South Africa	1,811,900	1.9
France	1,054,892	1.1
Hong Kong	1,043,685	1.1
Switzerland	868,727	0.9
Italy	415,281	0.4
South Korea	306,076	0.3
Mexico	259,487	0.3
Israel	188,891	0.2
Other Assets in Excess of Liabilities	314,880	0.3
	$94,160,202	100.0%

The accompanying notes are an integral part of the financial statements.
7

SGI GLOBAL EQUITY FUND

SECTOR CLASSIFICATION

as of AUGUST 31, 2025

SECTOR	Value	% of Net Assets
Financials	$14,840,291	15.8%
Health Care	13,428,438	14.2
Information Technology	13,201,309	13.9
Consumer Staples	12,215,401	13.0
Utilities	11,104,748	11.8
Communication Services	8,652,344	9.3
Industrials	8,219,227	8.7
Consumer Discretionary	6,741,620	7.2
Materials	2,412,837	2.5
Energy	997,294	1.1
Real Estate	560,564	0.6
Other Assets in Excess of Liabilities	1,786,129	1.9
	$94,160,202	100.00%

The accompanying notes are an integral part of the financial statements.
8

SGI PRUDENT GROWTH FUND

Portfolio of Investments

AUGUST 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 51.0%
iShares 7-10 Year Treasury Bond ETF	7,460	$717,279
iShares Core U.S. Aggregate Bond ETF	55,800	5,549,868
iShares iBoxx $High Yield Corporate Bond ETF	8,850	715,611
SGI Dynamic Tactical ETF (a)	85,280	2,428,629
SGI Enhanced Core ETF (a)	278,460	7,157,814
SGI Enhanced Global Income ETF (a)	168,670	4,933,598
SGI U.S. Large Cap Core ETF (a)	55,400	1,975,564
SPDR Blackstone Senior Loan ETF	22,060	917,696
SPDR Bloomberg Emerging Markets Local Bond ETF	33,790	721,079
TOTAL EXCHANGE TRADED FUNDS (Cost $23,630,079)		25,117,138

OPEN-END FUNDS — 48.0%
SGI Global Equity Fund - Class I (a)	157,809	$5,277,126
SGI Small Cap Core Fund - Class I (a)	122,699	4,104,266
SGI U.S. Large Cap Equity Fund - Class I (a)(b)	782,412	14,279,014
TOTAL OPEN-END FUNDS (Cost $22,603,479)		23,660,406
TOTAL INVESTMENTS — 99.0% (Cost $46,233,558)		48,777,544
Other Assets in Excess of Liabilities — 1.0%		468,083
TOTAL NET ASSETS — 100.0%		$49,245,627

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI PEAK GROWTH FUND

Portfolio of Investments

AUGUST 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 86.3%
SGI Dynamic Tactical ETF (a)	172,500	$4,912,507
SGI Enhanced Core ETF (a)	188,580	4,847,449
SGI Enhanced Nasdaq-100 ETF (a)	312,700	9,207,545
SGI U.S. Large Cap Core ETF (a)	275,278	9,816,414
SPDR Portfolio Developed World ex-US ETF	225,190	9,399,430
SPDR Portfolio Emerging Markets ETF	111,490	4,950,156
TOTAL EXCHANGE TRADED FUNDS (Cost $39,067,984)		43,133,501

OPEN-END FUNDS — 12.0%
SGI Small Cap Core Fund - Class I (a)	179,870	6,016,648
TOTAL OPEN-END FUNDS (Cost $4,818,318)		6,016,648
TOTAL INVESTMENTS — 98.3% (Cost $43,886,302)		49,150,149
Other Assets in Excess of Liabilities — 1.7%		858,428
TOTAL NET ASSETS — 100.0%		$50,008,577

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.
10

SGI SMALL CAP CORE FUND

Portfolio of Investments

AUGUST 31, 2025

	Shares	Value
COMMON STOCKS — 98.8%
Agriculture — 0.1%
Andersons, Inc.	2,791	$114,152

Airlines — 1.1%
SkyWest, Inc. (a)	11,317	1,373,884

Apparel — 1.4%
Kontoor Brands, Inc.	15,289	1,181,075
Rocky Brands, Inc.	10,291	313,155
Steven Madden Ltd.	5,720	166,109
		1,660,339
Auto Parts & Equipment — 0.4%
Fox Factory Holding Corp. (a)	15,324	443,323

Banks — 9.0%
Ameris Bancorp	5,400	395,712
Atlantic Union Bankshares Corp.	12,102	432,404
Banco Latinoamericano de Comercio Exterior SA	14,839	684,523
Banner Corp.	3,045	204,106
Capital Bancorp, Inc.	5,434	184,702
Central Pacific Financial Corp.	18,885	591,478
Civista Bancshares, Inc.	12,275	260,107
FB Financial Corp.	3,526	189,276
First BanCorp	53,905	1,198,308
First Bancorp Southern Pines	5,057	276,062
First Busey Corp.	37,903	936,204
Hanmi Financial Corp.	7,987	200,953
International Bancshares Corp.	5,249	375,513
Northeast Community Bancorp, Inc.	5,614	126,596
Northrim BanCorp, Inc.	4,488	422,007
OFG Bancorp	20,042	896,879
Popular, Inc.	10,700	1,344,348
QCR Holdings, Inc.	5,954	466,675
SmartFinancial, Inc.	4,517	166,451
South Plains Financial, Inc.	1,549	62,936
Texas Capital Bancshares, Inc. (a)	13,761	1,191,290
Third Coast Bancshares, Inc. (a)	6,561	261,325
		10,867,855
Biotechnology — 1.6%
ACADIA Pharmaceuticals, Inc. (a)	5,577	144,946
ADMA Biologics, Inc. (a)	15,766	272,121
ANI Pharmaceuticals, Inc. (a)	1,434	134,079
Arrowhead Pharmaceuticals, Inc. (a)	10,678	235,236
Dynavax Technologies Corp. (a)	11,372	115,085
Krystal Biotech, Inc. (a)	4,547	671,592
Ligand Pharmaceuticals, Inc. (a)	1,442	233,186
Biotechnology — 1.6% (continued)
Vericel Corp. (a)	4,042	$146,967
		1,953,212
Building Materials — 3.9%
Apogee Enterprises, Inc.	7,227	317,807
Armstrong World Industries, Inc.	3,704	725,132
Gibraltar Industries, Inc. (a)	18,464	1,155,662
Griffon Corp.	16,614	1,265,322
LSI Industries, Inc.	26,307	603,220
Masterbrand, Inc. (a)	47,116	598,844
		4,665,987
Chemicals — 3.0%
Balchem Corp.	6,303	1,021,653
Hawkins, Inc.	1,626	272,079
Ingevity Corp. (a)	9,407	549,181
Intrepid Potash, Inc. (a)	14,826	451,155
Perimeter Solutions, Inc. (a)	20,585	460,898
Rogers Corp. (a)	11,359	891,227
		3,646,193
Commercial Services — 9.0%
Adtalem Global Education, Inc. (a)	6,252	818,699
Brink’s Co.	5,886	659,468
CPI Card Group, Inc. (a)	4,095	63,800
Grand Canyon Education, Inc. (a)	4,026	811,521
Herc Holdings, Inc.	5,703	745,895
Korn/Ferry International	16,552	1,227,165
Perdoceo Education Corp.	38,126	1,248,245
PROG Holdings, Inc.	37,669	1,327,456
Strategic Education, Inc.	3,965	322,553
Stride, Inc. (a)	1,836	299,617
Upbound Group, Inc.	41,261	1,048,442
Verra Mobility Corp. (a)	45,618	1,133,607
Willdan Group, Inc. (a)	11,081	1,217,359
		10,923,827
Computers — 0.3%
Tenable Holdings, Inc. (a)	12,930	399,796

Cosmetics/Personal Care — 0.2%
Honest Co., Inc. (a)	73,219	289,947

Distribution/Wholesale — 0.1%
Rush Enterprises, Inc. - Class B	2,235	129,719

Diversified Financial Services — 3.4%
Air Lease Corp.	8,829	531,594
Enova International, Inc. (a)	10,918	1,324,354
Radian Group, Inc.	33,886	1,181,944
Virtus Investment Partners, Inc.	4,052	816,194
XP, Inc. - Class A	11,624	210,859
		4,064,945

The accompanying notes are an integral part of the financial statements.
11

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

AUGUST 31, 2025

	Shares	Value
Electric — 2.1%
Avista Corp.	7,052	$257,680
Black Hills Corp.	18,902	1,130,529
Clearway Energy, Inc. - Class A	5,132	144,671
MGE Energy, Inc.	12,281	1,045,727
		2,578,607

Electronics — 0.9%
Benchmark Electronics, Inc.	17,446	708,133
Vicor Corp. (a)	7,530	384,858
		1,092,991
Engineering & Construction — 2.0%
EMCOR Group, Inc.	1,828	1,133,360
Primoris Services Corp.	10,479	1,242,285
		2,375,645
Engineering and Construction — 0.9%
Sterling Infrastructure, Inc. (a)	3,807	1,060,364

Food — 2.3%
Cal-Maine Foods, Inc.	11,161	1,290,658
Ingles Markets, Inc. - Class A	6,036	408,577
Sprouts Farmers Market, Inc. (a)	7,346	1,032,407
		2,731,642
Gas — 2.5%
National Fuel Gas Co.	17,305	1,501,036
New Jersey Resources Corp.	9,350	442,161
Northwest Natural Holding Co.	8,596	356,992
Southwest Gas Holdings, Inc.	8,891	710,213
		3,010,402

Hand/Machine Tools — 0.5%
Enerpac Tool Group Corp.	5,966	252,601
Franklin Electric Co., Inc.	3,226	315,696
		568,297
Healthcare-Products — 2.0%
BioLife Solutions, Inc. (a)	3,346	83,817
Bioventus, Inc. - Class A (a)	33,286	246,316
Castle Biosciences, Inc. (a)	12,352	296,572
Embecta Corp.	11,338	164,174
Glaukos Corp. (a)	1,191	114,122
iRadimed Corp.	7,139	517,149
LeMaitre Vascular, Inc.	3,622	345,412
TransMedics Group, Inc. (a)	3,148	361,894
UFP Technologies, Inc. (a)	522	109,704
Utah Medical Products, Inc.	2,484	154,530
		2,393,690
Healthcare-Services — 2.3%
LifeStance Health Group, Inc. (a)	63,379	347,317
National HealthCare Corp.	10,606	1,203,569
Healthcare-Services — 2.3% (continued)
Pennant Group, Inc. (a)	12,770	$306,608
Privia Health Group, Inc. (a)	29,081	670,026
Viemed Healthcare, Inc. (a)	28,423	209,477
		2,736,997
Home Builders — 3.4%
Cavco Industries, Inc. (a)	2,568	1,362,298
Century Communities, Inc.	3,699	243,690
Forestar Group, Inc. (a)	28,408	786,049
M/I Homes, Inc. (a)	2,327	342,674
Meritage Homes Corp.	2,848	221,261
Tri Pointe Homes, Inc. (a)	33,983	1,200,620
		4,156,592
Housewares — 0.3%
Scotts Miracle-Gro Co.	6,133	375,462

Insurance — 4.2%
Axis Capital Holdings Ltd.	10,907	1,075,212
Essent Group Ltd.	18,278	1,146,762
Jackson Financial, Inc. - Class A	11,991	1,184,711
NMI Holdings, Inc. - Class A (a)	31,141	1,225,398
Palomar Holdings, Inc. (a)	3,794	466,738
		5,098,821
Internet — 3.6%
AudioEye, Inc. (a)	4,832	62,091
Cargurus, Inc. (a)	34,388	1,189,825
HealthStream, Inc.	8,880	249,350
Q2 Holdings, Inc. (a)	7,885	620,786
QuinStreet, Inc. (a)	47,903	751,119
Yelp, Inc. (a)	26,877	849,851
Zillow Group, Inc. - Class A (a)	7,272	592,523
		4,315,545
Leisure Time — 0.1%
Lindblad Expeditions Holdings, Inc. (a)	7,696	112,208

Machinery-Diversified — 1.5%
CSW Industrials, Inc.	3,645	997,053
DXP Enterprises Inc. (a)	1,102	137,618
Gorman-Rupp Co.	4,309	184,296
Ichor Holdings Ltd. (a)	9,545	160,833
Mueller Water Products, Inc. - Class A	12,519	330,001
		1,809,801
Metal Fabricate/Hardware — 2.3%
Mueller Industries, Inc.	14,403	1,381,824
Valmont Industries, Inc.	3,511	1,288,958
Worthington Steel, Inc.	3,030	100,899
		2,771,681

The accompanying notes are an integral part of the financial statements.
12

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

AUGUST 31, 2025

	Shares	Value
Mining — 2.1%
Caledonia Mining Corp. PLC	13,314	$340,572
Century Aluminum Co. (a)	4,421	98,721
Coeur Mining, Inc. (a)	60,298	792,919
Constellium SE (a)	34,608	501,470
Kaiser Aluminum Corp.	10,693	832,664
		2,566,346
Miscellaneous Manufacturing — 0.6%
Federal Signal Corp.	4,301	528,980
Trinity Industries, Inc.	6,939	197,206
		726,186
Office Furnishings — 1.0%
Interface, Inc.	47,750	1,275,880

Oil & Gas — 2.6%
California Resources Corp.	13,904	690,751
Crescent Energy Co. - Class A	23,301	222,292
Helmerich & Payne, Inc.	3,574	74,661
Par Pacific Holdings, Inc. (a)	8,107	280,827
Riley Exploration Permian, Inc.	8,805	257,634
SM Energy Co.	44,659	1,275,014
Viper Energy, Inc. - Class A	4,386	174,760
Weatherford International PLC	1,938	123,460
		3,099,399
Oil & Gas Services — 1.1%
Archrock, Inc.	45,079	1,116,156
Liberty Energy, Inc.	13,062	146,948
Natural Gas Services Group, Inc.	2,815	73,640
		1,336,744
Pharmaceuticals — 2.3%
Catalyst Pharmaceuticals Partners, Inc. (a)	57,821	1,190,534
Harmony Biosciences Holdings, Inc. (a)	30,145	1,112,049
Supernus Pharmaceuticals, Inc. (a)	4,209	189,910
USANA Health Sciences, Inc. (a)	7,871	251,164
		2,743,657
Pipelines — 0.3%
Excelerate Energy, Inc. - Class A	12,973	316,801

Real Estate — 1.7%
Marcus & Millichap, Inc.	2,070	67,461
McGrath RentCorp	4,971	603,927
Newmark Group, Inc. - Class A	71,139	1,295,441
RMR Group, Inc. - Class A	8,608	145,303
		2,112,132
REITS — 5.9%
Alexander & Baldwin, Inc.	61,773	$1,194,690
American Assets Trust, Inc.	37,460	782,914
CareTrust REIT, Inc.	16,466	566,595
Four Corners Property Trust, Inc.	12,911	334,266
Piedmont Realty Trust, Inc. - Class A	90,248	764,401
Ryman Hospitality Properties, Inc.	7,487	739,641
Safehold, Inc.	21,228	349,413
Tanger, Inc.	2,774	94,815
UMH Properties, Inc.	16,802	263,623
Urban Edge Properties	58,708	1,214,668
Xenia Hotels & Resorts, Inc.	62,832	887,816
		7,192,842
Retail — 2.3%
Abercrombie & Fitch Co. - Class A (a)	4,418	413,215
Bath & Body Works, Inc.	8,832	257,983
Brinker International, Inc. (a)	3,978	620,488
Buckle, Inc.	14,435	816,877
Genesco, Inc. (a)	9,106	291,210
Urban Outfitters, Inc. (a)	4,936	331,107
		2,730,880
Savings & Loans — 0.7%
Axos Financial, Inc. (a)	9,326	850,625

Semiconductors — 2.6%
Ambarella, Inc. (a)	13,632	1,124,367
Cirrus Logic, Inc. (a)	8,874	1,013,322
MaxLinear, Inc. (a)	33,481	526,321
Photronics, Inc. (a)	2,601	58,965
SiTime Corp. (a)	1,965	474,882
		3,197,857
Software — 4.6%
Adeia, Inc.	72,134	1,084,895
Alkami Technology, Inc. (a)	19,148	490,189
Appfolio, Inc. - Class A (a)	730	202,487
Appian Corp. - Class A (a)	7,584	233,436
CommVault Systems, Inc. (a)	5,356	999,671
DoubleVerify Holdings, Inc. (a)	11,440	186,129
Health Catalyst, Inc. (a)	27,116	91,923
LiveRamp Holdings, Inc. (a)	8,348	233,076
Phreesia, Inc. (a)	12,260	388,152
SPS Commerce, Inc. (a)	3,757	414,397
Talkspace, Inc. (a)	182,091	484,362
Viant Technology, Inc. - Class A (a)	8,816	91,686
Workiva, Inc. (a)	7,978	656,111
		5,556,514

The accompanying notes are an integral part of the financial statements.
13

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONcluded)

AUGUST 31, 2025

	Shares	Value
Telecommunications — 3.5%
A10 Networks, Inc.	61,686	$1,092,459
Calix, Inc. (a)	19,960	1,186,622
Credo Technology Group Holding Ltd. (a)	9,047	1,113,279
Harmonic, Inc. (a)	51,760	497,931
Viavi Solutions, Inc. (a)	36,336	409,870
		4,300,161
Transportation — 2.6%
ArcBest Corp.	15,337	1,131,257
Matson, Inc.	9,522	990,764
Teekay Corp. Ltd.	46,911	384,670
Teekay Tankers Ltd.	14,044	690,544
		3,197,235
Trucking & Leasing — 0.5%
Greenbrier Cos., Inc.	8,784	409,598
Willis Lease Finance Corp.	1,364	202,799
		612,397
TOTAL COMMON STOCKS (Cost $107,849,370)		119,537,580

EXCHANGE TRADED FUNDS — 1.1%
iShares Core S&P Small-Cap ETF	5,529	652,643
Vanguard Russell 2000 ETF	7,029	668,669
TOTAL EXCHANGE TRADED FUNDS (Cost $1,237,734)		1,321,312
TOTAL INVESTMENTS — 99.9% (Cost $109,087,104)		120,858,892
Other Assets in Excess of Liabilities — 0.1%		151,647
TOTAL NET ASSETS — 100.0%		$121,010,539

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

AUGUST 31, 2025

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at fair value
Unaffiliated investments (cost $208,696,894 and $87,564,038, respectively)	$224,505,925	$93,845,322
Affiliated investments (cost $— and $—, respectively) (Note 6)	—	—
Cash and cash equivalents	548,301	274,861
Receivables for:
Capital shares sold	324,133	108,543
Dividends	133,699	197,145
Prepaid and other expenses	26,965	13,964
Total assets	$225,539,023	$94,439,835

LIABILITIES
Payables for:
Capital shares redeemed	$116,736	$140,472
Advisory fees	139,364	42,458
Other accrued expenses and liabilities	149,256	96,703
Total liabilities	405,356	279,633
Net assets	$225,133,667	$94,160,202

NET ASSETS CONSIST OF:
Par value	$12,336	$2,816
Paid-in capital	195,022,297	82,637,534
Total distributable earnings/(loss)	30,099,034	11,519,852
Net assets	$225,133,667	$94,160,202

CLASS I SHARES:
Net assets applicable to Class I Shares	$209,675,215	$94,160,202
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	11,486,112	2,815,648
Net asset value, offering and redemption price per share	$18.25	$33.44

CLASS A Shares:
Net assets applicable to Class A Shares	$13,930,498
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	760,605
Net asset value, offering and redemption price per share	$18.32
Maximum offering price per share (100/94.75 of $18.32)	$19.34

CLASS C Shares:
Net assets applicable to Class C Shares	$1,527,954
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	89,073
Net asset value, offering and redemption price per share	$17.15

The accompanying notes are an integral part of the financial statements.
15

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

AUGUST 31, 2025

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at fair value
Unaffiliated investments (cost $8,395,340, $12,738,088 and $109,087,104, respectively)	$8,621,533	$14,349,586	$120,858,892
Affiliated investments(cost $37,838,218, $31,148,214 and $—, respectively) (Note 6)	40,156,011	34,800,563	—
Cash and cash equivalents	552,184	906,312	459,718
Receivables for:
Capital shares sold	6,289	—	88,334
Dividends	13,594	10,366	118,199
Prepaid and other expenses	17,328	17,200	25,584
Total assets	$49,366,939	$50,084,027	$121,550,727

LIABILITIES
Payables for:
Capital shares redeemed	$45,976	$—	$340,623
Advisory fees	32,569	29,638	95,047
Other accrued expenses and liabilities	42,767	45,812	104,518
Total liabilities	121,312	75,450	540,188
Net assets	$49,245,627	$50,008,577	$121,010,539
NET ASSETS CONSIST OF:
Par value	$4,328	$4,031	$3,617
Paid-in capital	46,027,146	44,628,321	102,030,541
Total distributable earnings/(loss)	3,214,153	5,376,225	18,976,381
Net assets	$49,245,627	$50,008,577	$121,010,539
CLASS I SHARES:
Net assets applicable to Class I Shares	$49,245,627	$50,008,577	$121,010,539
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	4,328,012	4,031,430	3,617,207
Net asset value, offering and redemption price per share	$11.38	$12.41	$33.45

The accompanying notes are an integral part of the financial statements.
16

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$3,515,196	$2,085,887 (1)
Interest	101,782	49,864
Total investment income	3,616,978	2,135,751

EXPENSES:
Advisory fees	1,586,086	700,274
Transfer agent fees	227,318	127,707
Administration and accounting fees	107,912	80,917
Legal fees	70,773	32,478
Officer fees	65,854	28,026
Registration and filing fees	54,423	27,086
Director fees	40,510	19,543
Distribution fees - Class A Shares	39,417	—
Printing and shareholder reporting fees	25,167	10,346
Distribution fees - Class C Shares	16,896	—
Audit and tax service fees	15,400	15,413
Custodian fees	3,968	2,313
Advisory fees - recouped	58,814	—
Other expenses	33,954	16,633
Total expenses before waivers and reimbursements	2,346,492	1,060,736
Less: waivers and reimbursements	(69,657)	(220,407)
Net expenses after waivers and reimbursements	2,276,835	840,329
Net investment income/(loss)	1,340,143	1,295,422

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	23,009,203	7,720,266
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(16,709,274)	(6,576,114)
Net realized and unrealized gain/(loss) on investments	6,299,929	1,144,152
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,640,072	$2,439,574

(1)	Net of foreign withholding taxes of $103,034 for SGI Global Equity Fund.

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE YEAR ENDED AUGUST 31, 2025

	SGI Prudent Growth Fund	SGI Peak Growth Fund	SGI Small Cap Core Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$312,452	$206,378	$1,871,228 (1)
Dividends from affiliated investments	439,233	477,043	—
Interest	25,789	26,467	54,069
Total investment income	777,474	709,888	1,925,297

EXPENSES:
Advisory fees	285,824	289,529	1,113,462
Transfer agent fees	44,817	46,133	139,767
Administration and accounting fees	26,719	37,909	68,306
Legal fees	10,179	12,264	48,533
Officer fees	6,198	6,194	35,873
Registration and filing fees	27,370	26,906	27,088
Director fees	5,083	5,371	19,375
Distribution fees - Class A Shares	—	—	—
Printing and shareholder reporting fees	11,567	1,546	11,987
Distribution fees - Class C Shares	—	—	—
Audit and tax service fees	15,400	15,400	15,400
Custodian fees	2,674	1,511	12,436
Advisory fees - recouped	1,373	—	9,548
Other expenses	6,148	5,866	16,298
Total expenses before waivers and reimbursements	443,352	448,629	1,518,073
Less: waivers and reimbursements	(1,373)	(30,552)	(76,432)
Net expenses after waivers and reimbursements	441,979	418,077	1,441,641
Net investment income/(loss)	335,495	291,811	483,656

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(58,182)	(387,264)	9,453,421
Affiliated investments	29,129	(131,909)	—
Distributions from affiliated investments	2,413,647	2,800,881	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	69,713	1,611,498	(3,783,409)
Affiliated investments	(715,635)	(491,426)	—
Net realized and unrealized gain/(loss) on investments	1,738,672	3,401,780	5,670,012
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,074,167	$3,693,591	$6,153,668

(1)	Net of foreign withholding taxes of $13,647 for SGI Small Cap Core Fund.

The accompanying notes are an integral part of the financial statements.
18

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,340,143	$1,769,482
Net realized gain/(loss) on investments
Unaffiliated investments	23,009,203	73,139,764
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(16,709,274)	(12,203,845)
Net increase/(decrease) in net assets resulting from operations	7,640,072	62,705,401

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I Shares	(39,868,894)	(14,011,048)
Class A Shares	(3,020,404)	(1,193,012)
Class C Shares	(334,919)	(86,619)
Total distributable earnings	(43,224,217)	(15,290,679)
Net decrease in net assets from dividends and distributions to shareholders	(43,224,217)	(15,290,679)

The accompanying notes are an integral part of the financial statements.
19

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	68,223,128	113,718,663
Reinvestment of distributions	39,704,202	13,978,703
Shares redeemed	(77,118,822)	(310,127,753)
Total from Class I Shares	30,808,508	(182,430,387)
Class A Shares
Proceeds from shares sold	149,216	610,987
Reinvestment of distributions	3,018,068	1,192,151
Shares redeemed	(6,220,521)	(17,914,478)
Total from Class A Shares	(3,053,237)	(16,111,340)
Class C Shares
Proceeds from shares sold	49,206	52,424
Reinvestment of distributions	334,919	86,007
Shares redeemed	(379,966)	(985,310)
Total from Class C Shares	4,159	(846,879)
Net increase/(decrease) in net assets from capital share transactions	27,759,430	(199,388,606)
Total increase/(decrease) in net assets	(7,824,715)	(151,973,884)

NET ASSETS:
Beginning of Period	232,958,382	384,932,266
End of Period	$225,133,667	$232,958,382

SHARES TRANSACTIONS:
Class I Shares
Shares sold	3,667,331	5,823,434
Shares reinvested	2,264,929	766,779
Shares redeemed	(4,178,479)	(16,380,384)
Total from Class I Shares	1,753,781	(9,790,171)
Class A Shares
Shares sold	7,684	33,263
Shares reinvested	171,286	65,363
Shares redeemed	(318,684)	(933,980)
Total from Class A Shares	(139,714)	(835,354)
Class C Shares
Shares sold	2,768	2,891
Shares reinvested	20,188	4,965
Shares redeemed	(21,780)	(53,399)
Total from Class C Shares	1,176	(45,543)
Net increase/(decrease) in shares outstanding	1,615,243	(10,671,068)

The accompanying notes are an integral part of the financial statements.
20

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,295,422	$1,921,469
Net realized gain/(loss) on investments
Unaffiliated investments	7,720,266	17,759,717
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(6,576,114)	5,342,595
Net increase/(decrease) in net assets resulting from operations	2,439,574	25,023,781

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(20,438,366)	(2,003,073)
Net decrease in net assets from dividends and distributions to shareholders	(20,438,366)	(2,003,073)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	25,396,306	42,758,330
Reinvestment of distributions	20,397,349	2,000,278
Shares redeemed	(41,821,871)	(109,889,057)
Net increase/(decrease) in net assets from capital share transactions	3,971,784	(65,130,449)
Total increase/(decrease) in net assets	(14,027,008)	(42,109,741)

NET ASSETS:
Beginning of Period	108,187,210	150,296,951
End of Period	$94,160,202	$108,187,210

SHARES TRANSACTIONS:
Class I Shares
Shares sold	752,844	1,193,962
Shares reinvested	653,552	56,601
Shares redeemed	(1,271,091)	(2,976,690)
Net increase/(decrease) in shares outstanding	135,305	(1,726,127)

The accompanying notes are an integral part of the financial statements.
21

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$335,495	$96,161
Net realized gain/(loss) on investments
Unaffiliated investments	(58,182)	(129,295)
Affiliated investments	29,129	753,939
Distributions from affiliated investments	2,413,647	138,238
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	69,713	312,778
Affiliated investments	(715,635)	2,597,563
Net increase/(decrease) in net assets resulting from operations	2,074,167	3,769,384

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,383,823)	(114,358)
Net decrease in net assets from dividends and distributions to shareholders	(2,383,823)	(114,358)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	30,262,812	8,845,365
Reinvestment of distributions	2,383,823	114,358
Shares redeemed	(10,020,490)	(6,902,378)
Net increase/(decrease) in net assets from capital share transactions	22,626,145	2,057,345
Total increase/(decrease) in net assets	22,316,489	5,712,371

NET ASSETS:
Beginning of Period	26,929,138	21,216,767
End of Period	$49,245,627	$26,929,138

SHARES TRANSACTIONS:
Class I Shares
Shares sold	2,740,495	813,262
Shares reinvested	220,724	10,579
Shares redeemed	(890,629)	(631,006)
Net increase/(decrease) in shares outstanding	2,070,590	192,835

The accompanying notes are an integral part of the financial statements.
22

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$291,811	$(81,980)
Net realized gain/(loss) on investments
Unaffiliated investments	(387,264)	93,908
Affiliated investments	(131,909)	368,368
Distributions from affiliated investments	2,800,881	178,437
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	1,611,498	(8,583)
Affiliated investments	(491,426)	3,709,763
Net increase/(decrease) in net assets resulting from operations	3,693,591	4,259,913

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,367,594)	(131,475)
Net decrease in net assets from dividends and distributions to shareholders	(2,367,594)	(131,475)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	26,065,279	8,526,607
Reinvestment of distributions	2,367,594	131,475
Shares redeemed	(7,757,476)	(4,333,988)
Net increase/(decrease) in net assets from capital share transactions	20,675,397	4,324,094
Total increase/(decrease) in net assets	22,001,394	8,452,532

NET ASSETS:
Beginning of Period	28,007,183	19,554,651
End of Period	$50,008,577	$28,007,183

SHARES TRANSACTIONS:
Class I Shares
Shares sold	2,254,290	752,701
Shares reinvested	207,866	11,676
Shares redeemed	(656,580)	(380,709)
Net increase/(decrease) in shares outstanding	1,805,576	383,668

The accompanying notes are an integral part of the financial statements.
23

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$483,656	$505,302
Net realized gain/(loss) on investments
Unaffiliated investments	9,453,421	5,490,049
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(3,783,409)	13,527,450
Net increase/(decrease) in net assets resulting from operations	6,153,668	19,522,801

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,591,942)	—
Net decrease in net assets from dividends and distributions to shareholders	(2,591,942)	—

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	24,491,431	61,310,708
Reinvestment of distributions	2,565,364	—
Shares redeemed	(34,328,125)	(59,615,025)
Net increase/(decrease) in net assets from capital share transactions	(7,271,330)	1,695,683
Total increase/(decrease) in net assets	(3,709,604)	21,218,484

NET ASSETS:
Beginning of Period	124,720,143	103,501,659
End of Period	$121,010,539	$124,720,143

SHARES TRANSACTIONS:
Class I Shares
Shares sold	801,618	2,139,509
Shares reinvested	83,372	—
Shares redeemed	(1,131,599)	(2,038,827)
Net increase/(decrease) in shares outstanding	(246,609)	100,682

The accompanying notes are an integral part of the financial statements.
24

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.74	$18.00	$17.85	$23.21	$19.55
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.12	0.13	0.18	0.17	0.03
Net realized and unrealized gain/(loss) on investments (2)	0.44	4.47	0.88	(2.27)	3.76
Net increase/(decrease) in net assets resulting from operations	0.56	4.60	1.06	(2.10)	3.79
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.17)	(0.20)	(0.04)	(0.08)
Net realized capital gain	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total dividends and distributions to shareholders	(4.05)	(0.86)	(0.91)	(3.26)	(0.13)
Net Asset Value, end of Period	$18.25	$21.74	$18.00	$17.85	$23.21
Total investment return/(loss) (3)	3.30%	26.51%	6.02%	(10.71)%	19.46%

Supplemental Data:
Net assets, end of period (000’s omitted)	$209,675	$211,534	$351,360	$391,548	$506,159
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.98%	0.98%	0.98%	0.92%	0.87%
Ratio of expenses to average net assets without waivers and reimbursements	0.98%	1.00%	0.97%	0.96%	0.87%
Ratio of net investment income/(loss) to average net assets	0.62%	0.68%	0.99%	0.85%	0.15%
Portfolio turnover rate(4)	171%	194%	88%	133%	91%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
25

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.77	$18.02	$17.88	$23.25	$19.59
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.07	0.08	0.13	0.12	(0.02)
Net realized and unrealized gain/(loss) on investments (2)	0.46	4.48	0.87	(2.27)	3.77
Net increase/(decrease) in net assets resulting from operations	0.53	4.56	1.00	(2.15)	3.75
Dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.12)	(0.15)	—	(0.04)
Net realized capital gain	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total dividends and distributions to shareholders	(3.98)	(0.81)	(0.86)	(3.22)	(0.09)
Net Asset Value, end of Period	$18.32	$21.77	$18.02	$17.88	$23.25
Total investment return/(loss) (3)	3.13%	26.19%	5.69%	(10.89)%	19.20%

Supplemental Data:
Net assets, end of period (000’s omitted)	$13,930	$19,601	$31,276	$28,285	$29,423
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.23%	1.22%	1.23%	1.17%	1.12%
Ratio of expenses to average net assets without waivers and reimbursements	1.23%	1.25%	1.22%	1.21%	1.12%
Ratio of net investment income/(loss) to average net assets	0.37%	0.40%	0.74%	0.64%	(0.09)%
Portfolio turnover rate(4)	171%	194%	88%	133%	91%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
26

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$20.74	$17.22	$17.12	$22.54	$19.11
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	(0.07)	(0.06)	—	(0.03)	(0.17)
Net realized and unrealized gain/(loss) on investments (2)	0.42	4.27	0.83	(2.17)	3.65
Net increase/(decrease) in net assets resulting from operations	0.35	4.21	0.83	(2.20)	3.48
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.02)	—	0.00
Net realized capital gain	(3.94)	(0.69)	(0.71)	(3.22)	(0.05)
Total dividends and distributions to shareholders	(3.94)	(0.69)	(0.73)	(3.22)	(0.05)
Net Asset Value, end of Period	$17.15	$20.74	$17.22	$17.12	$22.54
Total investment return/(loss) (3)	2.31%	25.23%	4.93%	(11.54)%	18.25%

Supplemental Data:
Net assets, end of period (000’s omitted)	$1,528	$1,823	$2,297	$2,546	$2,917
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.98%	1.97%	1.98%	1.92%	1.87%
Ratio of expenses to average net assets without waivers and reimbursements	1.98%	2.00%	1.97%	1.96%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.37)%	(0.35)%	(0.01)%	(0.15)%	(0.84)%
Portfolio turnover rate(4)	171%	194%	88%	133%	91%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
27

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$40.36	$34.11	$33.16	$38.33	$32.93
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.45	0.52	0.45	0.45	0.38
Net realized and unrealized gain/(loss) on Investments (2)	0.21	6.18	1.62	(3.77)	5.24
Net increase/(decrease) in net assets resulting from operations	0.66	6.70	2.07	(3.32)	5.62
Dividends and distributions to shareholders from:
Net investment income	(0.65)	(0.45)	(0.31)	(0.58)	(0.22)
Net realized capital gain	(6.93)	—	(0.81)	(1.27)	—
Total dividends and distributions to shareholders	(7.58)	(0.45)	(1.12)	(1.85)	(0.22)
Net Asset Value, end of period	$33.44	$40.36	$34.11	$33.16	$38.33
Total investment return/(loss) (3)	2.99%	19.84%	6.39%	(9.20)%	17.15%

Supplemental Data:
Net assets, end of period (000’s omitted)	$94,160	$108,187	$150,297	$118,260	$112,035
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.84%	0.84%	0.84%	0.84%	0.97%
Ratio of expenses to average net assets without waivers and reimbursements	1.06%	1.05%	1.00%	1.01%	1.10%
Ratio of net investment income/(loss) to average net assets	1.30%	1.45%	1.37%	1.24%	1.26%
Portfolio turnover rate(4)	184%	102%	96%	87%	88%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
28

SGI PRUDENT GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.93		$10.28	$9.80	$11.69	$10.60
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.10		0.06	0.03	0.02	(0.07)
Net realized and unrealized gain/(loss) on Investments (2)	0.32		1.64	0.46	(1.26)	1.16
Net increase/(decrease) in net assets resulting from operations	0.42		1.70	0.49	(1.24)	1.09
Dividends and distributions to shareholders from:
Net investment income	(0.75)		(0.05)	(0.01)	(0.40)	— (3)
Net realized capital gain	(0.22)		—	—	(0.25)	— (3)
Total dividends and distributions to shareholders	(0.97)		(0.05)	(0.01)	(0.65)	—
Net Asset Value, end of period	$11.38		$11.93	$10.28	$9.80	$11.69
Total investment return/(loss) (4)	3.95%		16.62%	5.04%	(11.26)%	10.34%

Supplemental Data:
Net assets, end of period (000’s omitted)	$49,246		$26,929	$21,217	$15,527	$10,807
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.16	%(5)	1.31%	1.47%	1.70%	1.70%
Ratio of expenses to average net assets without waivers and reimbursements	1.16	%(5)	1.31%	1.37%	1.61%	1.75%
Ratio of net investment income/(loss) to average net assets	0.88%		0.52%	0.26%	0.23%	(0.67)%
Portfolio turnover rate (6)	21%		61%	61%	67%	170%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)	Amount represents less than $0.005 per share.
(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(6)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
29

SGI PEAK GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.58		$10.61	$9.99	$12.63	$10.94
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.09		(0.03)	(0.06)	(0.03)	(0.14)
Net realized and unrealized gain/(loss) on Investments (2)	0.75		2.07	0.68	(1.27)	1.83
Net increase/(decrease) in net assets resulting from operations	0.84		2.04	0.62	(1.30)	1.69
Dividends and distributions to shareholders from:
Net investment income	(0.85)		(0.01)	— (3)	(0.75)	—
Net realized capital gain	(0.16)		(0.06)	—	(0.59)	—
Total dividends and distributions to shareholders	(1.01)		(0.07)	—	(1.34)	—
Net Asset Value, end of period	$12.41		$12.58	$10.61	$9.99	$12.63
Total investment return/(loss) (4)	7.36%		19.25%	6.22%	(11.64)%	15.45%

Supplemental Data:
Net assets, end of period (000’s omitted)	$50,009		$28,007	$19,555	$12,988	$10,940
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.08	%(5)	1.30%	1.53%	1.70%	1.70%
Ratio of expenses to average net assets without waivers and reimbursements	1.16	%(5)	1.30%	1.48%	1.58%	1.74%
Ratio of net investment income/(loss) to average net assets	0.76%		(0.26)%	(0.55)%	(0.29)%	(1.17)%
Portfolio turnover rate (6)	81%		44%	26%	88%	178%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)	Amount represents less than $0.005 per share.
(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

(6)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
30

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$32.28	$27.50	$25.53	$38.64	$28.16
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.13	0.12	0.06	(0.10)	(0.15)
Net realized and unrealized gain/(loss) on Investments (3)	1.71	4.66	2.06	(2.97)	12.33
Net increase/(decrease) in net assets resulting from operations	1.84	4.78	2.12	(3.07)	12.18
Dividends and distributions to shareholders from:
Net investment income	(0.20)	—	—	—	(0.07)
Net realized capital gain	(0.47)	—	(0.15)	(10.04)	(1.63)
Total dividends and distributions to shareholders	(0.67)	—	(0.15)	(10.04)	(1.70)
Net Asset Value, end of period	$33.45	$32.28	$27.50	$25.53	$38.64
Total investment return/(loss) (4)	5.87%	17.38%	8.37%	(9.93)%	44.61%

Supplemental Data:
Net assets, end of period (000’s omitted)	$121,011	$124,720	$103,502	$89,836	$97,409
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.23%	1.23%	1.23%	1.23%	1.07%
Ratio of expenses to average net assets without waivers and reimbursements (5)	1.29%	1.26%	1.25%	1.33%	1.12%
Ratio of net investment income/(loss) to average net assets	0.41%	0.42%	0.24%	(0.34)%	(0.37)%
Portfolio turnover rate (6)	168%	211%	197%	270%	314%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
31

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

AUGUST 31, 2025

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Growth Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES – SGI Prudent Growth Fund and SGI Peak Growth Fund pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders, which can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued

32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

AUGUST 31, 2025

using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. Large Cap Equity Fund
Investments:
Common Stocks	$224,505,925	$—	$—	$224,505,925
Total Investments	$224,505,925	$—	$—	$224,505,925

SGI Global Equity Fund
Investments:
Common Stocks	$92,374,073	$—	$—	$92,374,073
Exchange Traded Funds	1,471,249	—	—	1,471,249
Total Investments	$93,845,322	$—	$—	$93,845,322

SGI PRUDENT GROWTH Fund
Investments:
Exchange Traded Funds	$25,117,138	$—	$—	$25,117,138
Open-End Funds	23,660,406	—	—	23,660,406
Total Investments	$48,777,544	$—	$—	$48,777,544

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

AUGUST 31, 2025

	Level 1	Level 2	Level 3	Total
SGI PEAK GROWTH FUND
Investments:
Exchange Traded Funds	$43,133,501	$—	$—	$43,133,501
Open-End Funds	6,016,648	—	—	6,016,648
Total Investments	$49,150,149	$—	$—	$49,150,149

SGI SMALL CAP core Fund
Investments:
Common Stocks	$119,537,580	$—	$—	$119,537,580
Exchange Traded Funds	1,321,312	—	—	1,321,312
Total Investments	$120,858,892	$—	$—	$120,858,892

Please refer to Portfolio of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

34

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Notes to Financial Statements (Continued)

AUGUST 31, 2025

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees*, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

*	Effective December 31, 2024 SGI Prudent Growth Fund and SGI Peak Growth Fund’s expense caps are now taking acquired fund fees into account.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I		CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%		1.23%	1.98%
SGI Global Equity Fund	0.70	0.84		1.09	1.84
SGI Prudent Growth Fund	0.75	1.95	*	—	—
SGI Peak Growth Fund	0.75	1.95	*	—	—
SGI Small Cap Core Fund	0.95	1.23		—	—

*

Prior to December 31, 2024, the Adviser had contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses to 1.70% of the Fund’s average net assets attributable to Class I Shares.

Any waived or reimbursed expenses by the Advisor to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor), are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

AUGUST 31, 2025

During the current fiscal period, investment advisory fees recoupments were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
SGI U.S. Large Cap Equity Fund	$1,586,086	$(69,657)	$58,814	$1,575,243
SGI Global Equity Fund	700,274	(220,407)	—	479,867
SGI Prudent Growth Fund	285,824	(1,373)	1,373	285,824
SGI Peak Growth Fund	289,529	(30,552)	—	258,977
SGI Small Cap Core Fund	1,113,462	(76,432)	9,548	1,046,579

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

FUND	August 31, 2026	August 31, 2027	AUGUST 31, 2028
SGI U.S. Large Cap Equity Fund	$68,309	$88,693	$69,657
SGI Global Equity Fund	210,693	280,270	220,407
SGI Prudent Growth Fund	—	—	—
SGI Peak Growth Fund	—	—	30,552
SGI Small Cap Core Fund	21,348	59,572	76,432

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

AUGUST 31, 2025

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$385,190,564	$398,498,828
SGI Global Equity Fund	183,697,109	197,072,753
SGI Prudent Growth Fund	31,038,185	7,839,512
SGI Peak Growth Fund	51,888,125	31,172,398
SGI Small Cap Core Fund	195,844,615	203,119,881

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$209,548,622	$24,822,534	$(9,865,231)	$14,957,303
SGI Global Equity Fund	87,683,132	7,674,308	(1,512,118)	6,162,190
SGI Prudent Growth Fund	46,609,094	2,543,986	(375,536)	2,168,450
SGI Peak Growth Fund	44,154,173	5,263,847	(267,871)	4,995,976
SGI Small Cap Core Fund	109,650,228	17,003,993	(5,795,329)	11,208,664

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

AUGUST 31, 2025

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to equalization were reclassified among the following accounts:

FUND	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Equity Fund	$(5,471,753)	$5,471,753
SGI Global Equity Fund	—	—
SGI Prudent Growth Fund	—	—
SGI Peak Growth Fund	—	—
SGI Small Cap Core Fund	—	—

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)	TOTAL
SGI U.S. Large Cap Equity Fund	$12,248,581	$2,893,150	$—	$14,957,303	$30,099,034
SGI Global Equity Fund	971,063	4,386,599	—	6,162,190	11,519,852
SGI Prudent Growth Fund	126,717	927,186	(8,200)	2,168,450	3,214,153
SGI Peak Growth Fund	63,794	326,648	(10,193)	4,995,976	5,376,225
SGI Small Cap Core Fund	2,857,945	4,909,772	—	11,208,664	18,976,381

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

		2025
FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$34,539,508	$8,684,709	$43,224,217
SGI Global Equity Fund	6,262,395	14,175,971	20,438,366
SGI Prudent Growth Fund	2,353,904	29,919	2,383,823
SGI Peak Growth Fund	2,115,941	251,653	2,367,594
SGI Small Cap Core Fund	1,890,739	701,203	2,591,942

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SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

AUGUST 31, 2025

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

		2024
FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$3,031,713	$12,258,966	$15,290,679
SGI Global Equity Fund	2,003,073	—	2,003,073
SGI Prudent Growth Fund	114,358	—	114,358
SGI Peak Growth Fund	14,474	117,001	131,475
SGI Small Cap Core Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2025, the SGI Small Cap Core Fund utilized $466,633 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

There were no post-October or late-year ordinary losses deferred during the year ended August 31, 2025

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

AUGUST 31, 2025

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	43,460	$1,326,834	42,850	$1,194,329	(1,030)	$(31,600)
SGI Enhanced Core ETF	88,610	2,286,138	196,050	5,036,785	(6,200)	(160,083)
SGI Enhanced Global Income ETF	90,340	2,414,788	84,680	2,251,738	(6,350)	(173,368)
SGI Global Equity Fund	59,562	2,403,963	104,897	3,408,778	(6,650)	(233,637)
SGI Small Cap Core Fund	67,104	2,166,132	70,557	2,124,243	(14,962)	(461,023)
SGI U.S. Large Cap Core ETF	68,160	2,401,618	50,270	1,645,025	(63,030)	(2,133,766)
SGI U.S. Large Cap Equity Fund	375,480	8,162,944	476,561	8,554,379	(69,629)	(1,341,700)
	792,716	$21,162,417	1,025,865	$24,215,277	(167,851)	$(4,535,177)

	August 31, 2024		Additions		Reductions
Issuer Name	Share Balance	Value	Share Balance	Value	Share Balance	Value
SGI Peak Growth Fund
SGI Dynamic Tactical ETF	89,110	$2,720,528	83,390	$2,327,305	—	$—
SGI Enhanced Core ETF	10,750	277,350	177,830	4,571,338	—	—
SGI Enhanced Global Income ETF	155,590	4,158,921	85,780	2,248,279	(241,370)	(6,525,378)
SGI Enhanced Nasdaq-100 ETF	—	—	338,320	9,021,701	(25,620)	(723,719)
SGI Global Equity Fund	97,995	3,955,071	32,765	1,084,869	(130,760)	(4,091,798)
SGI Small Cap Core Fund	150,204	4,848,588	68,023	1,971,167	(38,357)	(1,197,732)
SGI U.S. Large Cap Core ETF	102,610	3,615,463	183,538	5,975,343	(10,870)	(386,961)
SGI U.S. Large Cap Equity Fund	379,835	8,257,603	103,981	1,886,385	(483,816)	(8,570,425)
	986,094	$27,833,524	1,073,627	$29,086,387	(930,793)	$(21,496,013)

40

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONTINUED)

AUGUST 31, 2025

	August 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	$58,924	$77,247	$(61,057)	$123	85,280	$2,428,629	$2,265,866
SGI Enhanced Core ETF	169,904	103,314	(3,202)	(1,824)	278,460	7,157,814	7,099,969
SGI Enhanced Global Income ETF	94,228	30,093	438,083	2,357	168,670	4,933,598	4,402,639
SGI Global Equity Fund	42,729	452,759	(270,615)	(31,363)	157,809	5,277,126	4,999,959
SGI Small Cap Core Fund	13,513	32,556	288,593	(13,679)	122,699	4,104,266	3,397,498
SGI U.S. Large Cap Core ETF	18,475	182,946	(126,121)	188,808	55,400	1,975,564	1,466,266
SGI U.S. Large Cap Equity Fund	41,460	1,534,732	(981,316)	(115,293)	782,412	14,279,014	14,206,021
	$439,233	$2,413,647	$(715,635)	$29,129	1,650,730	$40,156,011	$37,838,218

SGI Peak Growth Fund
SGI Dynamic Tactical ETF	$119,571	$156,756	$(135,326)	$—	172,500	$4,912,507	$4,614,854
SGI Enhanced Core ETF	74,248	34,428	(1,239)	—	188,580	4,847,449	4,841,550
SGI Enhanced Global Income ETF	42,998	50,888	(156,550)	274,728	—	—	—
SGI Enhanced Nasdaq-100 ETF	75,300		884,264	25,299	312,700	9,207,545	8,323,281
SGI Global Equity Fund	67,925	719,733	(872,168)	(75,974)	—	—	—
SGI Small Cap Core Fund	29,404	70,841	341,560	53,065	179,870	6,016,648	4,818,318
SGI U.S. Large Cap Core ETF	27,070	268,064	604,754	7,815	275,278	9,816,414	8,550,211
SGI U.S. Large Cap Equity Fund	40,527	1,500,171	(1,156,721)	(416,842)	—	—	—
	$477,043	$2,800,881	$(491,426)	$(131,909)	1,128,928	$34,800,563	$31,148,214

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Notes to Financial Statements (CONCLUDED)

AUGUST 31, 2025

7. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for each Fund and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

42

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
The RBB Fund, Inc
and the Shareholders of the SGI Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Prudent Growth Fund, SGI Peak Growth Fund, and SGI Small Cap Core Fund (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 have been audited by other auditors whose report dated October 30, 2024, expressed an unqualified opinion on such financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2025

43

SUMMIT GLOBAL INVESTMENTS

SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the tax character of distributions paid by the Funds were as follows:

FUND		Ordinary Income	Long-Term Gains
SGI U.S. Large Cap Equity Fund	2025	$34,539,508	$8,684,709
SGI Global Equity Fund	2025	6,262,395	14,175,971
SGI Prudent Growth Fund	2025	2,353,904	29,919
SGI Peak Growth Fund	2025	2,115,941	251,653
SGI Small Cap Core Fund	2025	1,890,739	701,203

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

SGI U.S. Large Cap Equity Fund	12.74%
SGI Global Equity Fund	59.59%
SGI Prudent Growth Fund	16.42%
SGI Peak Growth Fund	26.42%
SGI Small Cap Core Fund	48.92%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Equity Fund	12.55%
SGI Global Equity Fund	29.70%
SGI Prudent Growth Fund	13.56%
SGI Peak Growth Fund	17.47%
SGI Small Cap Core Fund	48.58%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Equity Fund	0.00%
SGI Global Equity Fund	0.00%
SGI Prudent Growth Fund	0.00%
SGI Peak Growth Fund	0.00%
SGI Small Cap Core Fund	0.00%

44

SUMMIT GLOBAL INVESTMENTS

SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONCLUDED)

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

SGI U.S. Large Cap Equity Fund	96.88%
SGI Global Equity Fund	70.27%
SGI Prudent Growth Fund	21.27%
SGI Peak Growth Fund	4.73%
SGI Small Cap Core Fund	59.79%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

45

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between Summit Global Investments, LLC (“Summit”) and the Company (the “Investment Advisory Agreements”) on behalf of the SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Small Cap Core Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 13-14, 2025 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Summit with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreements between the Company and Summit with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Summit, and discussed the Investment Advisory Agreements with counsel in executive sessions, at which no representatives of Summit were present. Among other things, the Directors considered (i) the nature, extent, and quality of Summit’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Summit’s personnel providing those services; (iii) Summit’s investment philosophies and processes; (iv) Summit’s assets under management and client descriptions; (v) Summit’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Summit’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) Summit’s compliance procedures; (viii) Summit’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by FUSE Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Summit. The Directors concluded that Summit had substantial resources to provide services to the Funds and that Summit’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each Fund as compared to its benchmarks and Peer Groups was acceptable.

The Directors noted that the SGI U.S. Large Cap Equity Fund outperformed its benchmark, the S&P 500® Low Volatility Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Directors also noted that the SGI U.S. Large Cap Equity Fund outperformed the median of its Peer Group for the one-year period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024.

The Directors noted that the SGI Global Equity Fund’s investment performance outperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index, for the three- three-year, five-year, and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-month, one-year, and ten-year periods ended

46

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (CONCLUDED)

December 31, 2024. The Directors also noted that the SGI Global Equity Fund outperformed the median of its Peer Group for the since-inception period period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2024.

The Directors noted that the SGI Small Cap Core Fund’s investment performance outperformed its benchmark, the Russell 2000® Index, for the three-year, five-year, ten-year, and since-inception periods ended December 31, 2024, and underperformed its benchmark for the three-month and one-year periods ended December 31, 2024. The Directors also noted that the SGI Small Cap Core Fund outperformed the median of its Peer Group for the five-year and since-inception periods ended December 31, 2024, equaled the median of its Peer Group for the three-year and ten-year periods, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2024.

Next, the Directors noted that the SGI Peak Growth Fund’s investment performance underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year and since-inception periods ended December 31, 2024. The Directors also noted that the SGI Peak Growth Fund underperformed the median of its Peer Group for the three-month, one-year, three-year and since-inception periods ended December 31, 2024.

Finally, the Directors noted that the SGI Prudent Growth Fund’s investment performance underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year and since-inception periods ended December 31, 2024. The Directors also noted that the SGI Prudent Growth Fund underperformed the median of its Peer Group for the three-month, one-year, three-year and since-inception periods ended December 31, 2024.

The Board also considered advisory fee rates payable by the Funds under the Investment Advisory Agreements. In this regard, information on the advisory fees paid by each Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that Summit had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 for the Funds to limit total annual operating expenses to agreed upon levels for each Fund.

The Directors noted that the SGI U.S. Large Cap Equity Fund’s net advisory fee equaled the median of its Peer Group and ranked in the 3rd quintile of its Peer Group, and its total net expenses was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Global Equity Fund’s net advisory fee equaled the median of its Peer Group and ranked in the 3rd quintile of its Peer Group, and its total net expenses was below the median of its Peer Group and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the SGI Small Cap Core Fund’s net advisory fee and total net expenses were each above the median of its Peer Group and each ranked in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Peak Growth Fund ranked below the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Prudent Growth Fund ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

After reviewing information relating to Summit’s costs, profitability and economies of scale, and after considering the services to be provided by Summit, the Directors concluded that the investment advisory fees to be paid by the Funds to Summit were fair and reasonable and that the Investment Advisory Agreements with respect to each Fund should be approved and continued for an additional one-year period ending August 16, 2026.

47

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
August 31, 2025

F/m US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)
(Formerly US Treasury 3 Month Bill ETF)

F/m US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)
(Formerly US Treasury 6 Month Bill ETF)

F/m US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)
(Formerly US Treasury 12 Month Bill ETF)

F/m US Treasury 2 Year Note ETF | (Nasdaq: UTWO)
(Formerly US Treasury 2 Year Note ETF)

F/m US Treasury 3 Year Note ETF | (Nasdaq: UTRE)
(Formerly US Treasury 3 Year Note ETF)

F/m US Treasury 5 Year Note ETF | (Nasdaq: UFIV)
(Formerly US Treasury 5 Year Note ETF)

F/m US Treasury 7 Year Note ETF | (Nasdaq: USVN)
(Formerly US Treasury 7 Year Note ETF)

F/m US Treasury 10 Year Note ETF | (Nasdaq: UTEN)
(Formerly US Treasury 10 Year Note ETF)

F/m US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)
(Formerly US Treasury 20 Year Bond ETF)

F/m US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)
(Formerly US Treasury 30 Year Bond ETF)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m US Treasury 3 Month Bill ETF

Schedule of Investments

August 31, 2025

	PAR	Value
U.S. TREASURY BILLS — 100.0%
4.24%, 09/02/2025 (a)	$21,435,000	$21,425,012
4.12%, 11/28/2025 (a)(b)	5,958,975,000	5,900,720,468
TOTAL U.S. TREASURY BILLS (Cost $5,921,007,712)		5,922,145,480

	Units
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.5%
Goldman Sachs Square
Government Fund Institutional Class 4.17%(c)	27,609,017	$27,609,017
TOTAL MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,609,017)		27,609,017

	Par
REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 44.3%
MUFG Securities (Canada) Ltd. 4.41% (OBFR + 0.080%), dated 01/09/2025, matures 09/02/2025, repurchase price $100,049,000, collateral par value $102,708,000 collateralized by corporate bonds, 1.250% - 6.800%, matures 11/24/2025 - 08/15/2035 Total market value $100,392,002(d)	$100,000,000	$100,000,000

MUFG Securities (Canada) Ltd. 4.58% (OBFR + 0.250%), dated 07/01/2025, matures 10/03/2025, repurchase price $100,445,278, collateralized by equities Total market value $100,407,120(d)	100,000,000	100,000,000

MUFG Securities (Canada) Ltd. 4.53% (OBFR + 0.200%), dated 07/01/2025, matures 11/03/2025, repurchase price $252,076,250, collateral par value $259,617,000 collateralized by corporate bonds, 2.150% - 7.750%, matures 01/15/2026 - 08/15/2035 Total market value $251,006,932(d)	250,000,000	250,000,000

MUFG Securities (Canada) Ltd. 4.55% (OBFR + 0.220%), dated 07/01/2025, matures 11/03/2025, repurchase price $75,625,625, collateralized by equities Total market value $75,303,337(d)	75,000,000	75,000,000

MUFG Securities (Canada) Ltd. 4.68% (OBFR + 0.350%), dated 07/01/2025, matures 12/02/2025, repurchase price $151,852,500, collateralized by equities Total market value $150,624,016(d)	150,000,000	150,000,000

CF Secured LLC. 4.48% (OBFR + 0.150%), dated 08/28/2025, matures 09/02/2025, repurchase price $400,199,111, collateralized by equities Total market value $400,248,942(d)	400,000,000	400,000,000

Bank of America Securities 4.54% (SOFR + 0.200%), dated 01/13/2025, matures 10/03/2025, repurchase price $251,103,472, collateral par value $263,231,180 collateralized by corporate bonds 0.800% - 7.500%, matures 09/01/2025 - 05/01/2054, Total market value $250,000,000(d)	250,000,000	250,000,000

The accompanying notes are an integral part of the financial statements.
1

F/m US Treasury 3 Month Bill ETF

Schedule of Investments (concluded)

August 31, 2025

	PAR	Value
J.P. Morgan Securities LLC 4.61% (OBFR + 0.280%), dated 06/03/2025, matures 11/28/2025, repurchase price $556,409,181, collateral par value $601,735,204 collateralized by collateralized loan obligations, 4.545% - 6.675%, matures 01/21/2031 - 08/19/2041 Total market value $552,253,779(d)	$550,000,000	$550,000,000

J.P. Morgan Securities LLC 4.63% (OBFR + 0.300%), dated 02/20/2025, matures 11/28/2025, repurchase price $758,777,708, collateralized by equities Total market value $753,086,667(d)	750,000,000	750,000,000

TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,625,000,000)		$2,625,000,000

TOTAL INVESTMENTS — 144.8% (Cost $8,573,616,729)		$8,574,754,497
Liabilities in Excess of Other Assets — (44.8)%		(2,653,352,854)
TOTAL NET ASSETS — 100.0%		$5,921,401,643

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $2,607,806,800.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
2

F/m US Treasury 6 Month Bill ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY BILLS — 100.0%
4.24%, 09/02/2025 (a)	$2,830,000	$2,828,682
3.96%, 02/26/2026 (a)(b)	820,856,000	805,305,830
TOTAL U.S. TREASURY BILLS (Cost $807,946,118)		808,134,512

	UNITS
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.14%
Goldman Sachs Square
Government Fund Institutional Class 4.17%(c)	9,230,476	$9,230,476
TOTAL MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,230,476)		9,230,476

	Par
REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.9%
MUFG Securities (Canada) Ltd. 4.55% (OBFR + 0.220%) dated 07/01/2025, matures 11/03/2025, repurchase price $100,834,167, collateralized by equities Total market value $100,404,459(d)	$100,000,000	$100,000,000

JP Morgan Securities LLC 4.61% (OBFR + 0.280%) dated 02/25/2025, matures 11/28/2025, repurchase price $151,747,958, collateral par value $160,518,000 collateralized by collateralized loan obligations, 5.385% - 6.987%, matures 07/22/2030 - 10/15/2038 Total market value $150,614,981(d)	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $250,000,000)		$250,000,000

TOTAL INVESTMENTS — 132.1% (Cost $1,067,176,594)		$1,067,364,988
Liabilities in Excess of Other Assets — (32.1)%		(259,319,151)
TOTAL NET ASSETS — 100.0%		$808,045,837

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $254,924,800.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
3

F/m US Treasury 12 Month Bill ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY BILLS — 100.0%
4.24%, 09/02/2025 (a)	$35,000	$34,983
3.88%, 08/06/2026 (a)(b)	291,870,000	281,772,412
TOTAL U.S. TREASURY BILLS (Cost $281,649,891)		281,807,395

	UnitS
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.6%
Goldman Sachs Square
Government Fund Institutional Class 4.17%(c)	7,379,066	$7,379,066
TOTAL MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,379,066)		7,379,066

	Par
REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 44.4%
JP Morgan Securities LLC 4.61% (OBFR + 0.280%) dated 05/05/2025, matures 11/28/2025, repurchase price $126,456,632, collateral par value $147,465,481 collateralized by collateralized loan obligations, 5.218% - 6.473%, matures 10/22/2029 - 04/26/2038 Total market value $125,512,223(d)	$125,000,000	$125,000,000

TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $125,000,000)		$125,000,000

TOTAL INVESTMENTS — 147.0% (Cost $414,028,957)		$414,186,461
Liabilities in Excess of Other Assets — (47.0)%		(132,410,162)
TOTAL NET ASSETS — 100.0%		$281,776,299

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of August 31, 2025.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $130,241,250.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
4

F/m US Treasury 2 Year Note ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 3.63%, 08/31/2027(a)	$375,285,000	$375,358,298
TOTAL U.S. TREASURY SECURITIES (Cost $375,358,293)		375,358,298

	UnitS
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.3%
Goldman Sachs Square
Government Fund Institutional Class 4.17%(b)	8,996,468	$8,996,468
TOTAL MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,996,468)		8,996,468

	Par
REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 38.5%
CF Secured LLC 4.37%, dated 08/26/2025, matures 09/02/2025, repurchase price $145,070,406 collateral par value $151,605,678 collateralized by mortgage backed securities and U.S. treasury bills, 0.000% - 7.000%, matures 10/02/2025 - 04/20/2072 Total market value $145,123,217	$145,000,000	$145,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $145,000,000)		$145,000,000

TOTAL INVESTMENTS — 140.6% (Cost $529,354,761)		$529,354,766
Other Assets in Excess of Liabilities — (40.6)%		(152,789,768)
TOTAL NET ASSETS — 100.0%		$376,564,998

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $151,020,551.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
5

F/m US Treasury 3 Year Note ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 3.63%, 08/15/2028	$9,461,000	$9,473,565
TOTAL U.S. TREASURY SECURITIES (Cost $9,441,413)		9,473,565

TOTAL INVESTMENTS — 99.8% (Cost $9,441,413)		$9,473,565
Other Assets in Excess of Liabilities — 0.2%		14,817
TOTAL NET ASSETS — 100.0%		$9,488,382

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
6

F/m US Treasury 5 Year Note ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 3.63%, 08/31/2030	$30,160,000	$30,071,641
TOTAL U.S. TREASURY SECURITIES (Cost $30,071,641)		30,071,641

TOTAL INVESTMENTS — 99.7% (Cost $30,071,641)		$30,071,641
Other Assets in Excess of Liabilities — 0.3%		94,404
TOTAL NET ASSETS — 100.0%		$30,166,045

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
7

F/m US Treasury 7 Year Note ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 3.88%, 08/31/2032	$7,300,000	$7,278,613
TOTAL U.S. TREASURY SECURITIES (Cost $7,278,613)		7,278,613

TOTAL INVESTMENTS — 99.6% (Cost $7,278,613)		$7,278,613
Other Assets in Excess of Liabilities — 0.4%		27,347
TOTAL NET ASSETS — 100.0%		$7,305,960

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
8

F/m US Treasury 10 Year Note ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.25%, 08/15/2035(a)	$221,520,000	$221,969,963
TOTAL U.S. TREASURY SECURITIES (Cost $220,853,401)		221,969,963

	UNITS
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.3%
Goldman Sachs Square
Government Fund Institutional Class 4.17%(b)	7,365,161	$7,365,161
TOTAL MONEY MARKET FUNDS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,365,161)		7,365,161

	Par
REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 42.7%
CF Secured LLC 4.37%, dated 08/26/2025, matures 09/015/2025, repurchase price $95,196,043, collateral par value $113,003,916 collateralized by mortgage backed securities and U.S. treasury bills, 0.000% - 7.000%, matures 10/31/2026 - 08/20/2065 Total market value $95,080,789	$95,000,000	$95,000,000
TOTAL REPURCHASE AGREEMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,000,000)		$95,000,000

TOTAL INVESTMENTS — 145.8% (Cost $323,218,562)		$324,335,124
Other Assets in Excess of Liabilities — (45.8)%		(101,956,776)
TOTAL NET ASSETS — 100.0%		$222,378,348

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $100,344,000.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
9

F/m US Treasury 20 Year Bond ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.3%
United States Treasury Note/Bond, 4.88%, 08/15/2045	$9,450,000	$9,461,443
TOTAL U.S. TREASURY SECURITIES (Cost $9,461,443)		9,461,443

TOTAL INVESTMENTS — 99.3% (Cost $9,461,443)		$9,461,443
Other Assets in Excess of Liabilities — 0.7%		64,710
TOTAL NET ASSETS — 100.0%		$9,526,153

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
10

F/m US Treasury 30 Year Bond ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.75%, 08/15/2055	$21,813,000	$21,230,184
TOTAL U.S. TREASURY SECURITIES (Cost $21,379,824)		21,230,184

TOTAL INVESTMENTS — 99.8% (Cost $21,379,824)		$21,230,184
Other Assets in Excess of Liabilities — 0.2%		45,989
TOTAL NET ASSETS — 100.0%		$21,276,173

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
11

F/m US Benchmark Series

Statements of Assets and Liabilities

August 31, 2025

	F/m US Treasury 3 Month Bill ETF	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
ASSETS:
Investments, at value	$5,922,145,480	$808,134,512	$281,807,395	$375,358,298
Repurchase agreements purchased with proceeds from securities lending collateral, at value	2,625,000,000	250,000,000	125,000,000	145,000,000
Investments purchased with proceeds from securities lending collateral, at value	27,609,017	9,230,476	7,379,066	8,996,468
Receivable for cash held from securities on loan	7,960,983	894,524	474,434	53,532
Interest receivable	7,658	1,060	85	36,237
Securities lending income receivable	9,029	877	385	643
Cash - interest bearing deposit account	2,909	13,107	1,953	187
Receivable for investments sold	60,507,642	—	—	376,650,699
Receivable for fund shares sold	—	—	3,013,764	—
Prepaid expenses and other assets	223	—	—	185
Total assets	8,643,242,941	1,068,274,556	417,677,082	906,096,249

LIABILITIES
Payable to adviser	754,479	103,719	35,223	47,797
Payable upon return of securities loaned	2,660,570,000	260,125,000	132,853,500	154,050,000
Payable for investments purchased	—	—	3,012,060	375,433,454
Payable for capital shares redeemed	60,516,819	—	—	—
Total liabilities	2,721,841,298	260,228,719	135,900,783	529,531,251
NET ASSETS	$5,921,401,643	$808,045,837	$281,776,299	$376,564,998

NET ASSETS CONSISTs OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$118,400	$16,100	$5,610	$7,749
Paid-in capital	5,912,140,840	807,483,875	282,063,182	382,524,265
Total distributable earnings/ (accumulated losses)	9,142,403	545,862	(292,493)	(5,967,016)
Total net assets	$5,921,401,643	$808,045,837	$281,776,299	$376,564,998

Net assets	$5,921,401,643	$808,045,837	$281,776,299	$376,564,998
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001 and 0.001 par value)	118,400,000	16,100,000	5,610,000	7,750,000
Net asset value per share	$50.01	$50.19	$50.23	$48.59

The accompanying notes are an integral part of the financial statements.
12

F/m US Benchmark Series

Statements of Assets and Liabilities

August 31, 2025

	F/m US Treasury 3 Month Bill ETF	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
COST:
Investments, at cost	$5,921,007,712	$807,946,118	$281,649,891	$375,358,293
Money market funds, at cost	$27,609,017	$9,230,476	$7,379,066	$8,996,468
Repurchase agreements, at cost	$2,625,000,000	$250,000,000	$125,000,000	$145,000,000

LOANED SECURITIES:
at value (included in investments)	$2,607,806,800	$254,924,800	$130,241,250	$151,020,551

The accompanying notes are an integral part of the financial statements.
13

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

August 31, 2025

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
ASSETS:
Investments, at value	$9,473,565	$30,071,641	$7,278,613	$221,969,963
Repurchase agreements purchased with proceeds from securities lending collateral, at value	—	—	—	95,000,000
Investments purchased with proceeds from securities lending collateral, at value	—	—	—	7,365,161
Receivable for cash held from securities on loan	—	—	—	34,839
Interest receivable	15,847	3,134	794	434,921
Securities lending income receivable	—	—	—	583
Cash - interest bearing deposit account	147	1,093	689	571
Receivable for investments sold	—	28,689,164	7,306,965	—
Receivable for fund shares sold	—	1,483,575	—	—
Prepaid expenses and other assets	—	—	—	44
Total assets	9,489,559	60,248,607	14,587,061	324,806,082

LIABILITIES
Payable to adviser	1,177	4,881	925	27,734
Payable upon return of securities loaned	—	—	—	102,400,000
Payable for investments purchased	—	30,077,681	7,280,176	—
Payable for capital shares redeemed	—	—	—	—
Total liabilities	1,177	30,082,562	7,281,101	102,427,734
NET ASSETS	$9,488,382	$30,166,045	$7,305,960	$222,378,348

NET ASSETS CONSISTs OF:
Capital stock ($0.001, 0.001, 0.001 and 0.001 per share)	$190	$610	$150	$5,060
Paid-in capital	9,577,471	30,397,811	7,390,122	229,625,208
Total distributable earnings/ (accumulated losses)	(89,279)	(232,376)	(84,312)	(7,251,920)
Total net assets	$9,488,382	$30,166,045	$7,305,960	$222,378,348

Net assets	$9,488,382	$30,166,045	$7,305,960	$222,378,348
Capital shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001, 0.001 and 0.001 par value)	190,000	610,000	150,000	5,060,000
Net asset value per share	$49.94	$49.45	$48.71	$43.95

The accompanying notes are an integral part of the financial statements.
14

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

August 31, 2025

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
COST:
Investments, at cost	$9,441,413	$30,071,641	$7,278,613	$220,853,401
Money market funds, at cost	—	—	—	$7,365,161
Repurchase agreements, at cost	—	—	—	$95,000,000

LOANED SECURITIES:
at value (included in investments)	—	—	—	$100,344,000

The accompanying notes are an integral part of the financial statements.
15

F/m US Benchmark Series

Statements of Assets and Liabilities (Concluded)

August 31, 2025

	F/m US Treasury 20 Year BOND ETF	F/m US Treasury 30 Year BOND ETF
ASSETS:
Investments, at value	$9,461,443	$21,230,184
Interest receivable	21,283	47,869
Securities lending income receivable	—	—
Cash - interest bearing deposit account	786	759
Receivable for investments sold	9,527,832	—
Receivable for fund shares sold	—	—
Prepaid expenses and other assets	—	—
Total assets	19,011,344	21,278,812

LIABILITIES
Payable to adviser	1,214	2,639
Payable for investments purchased	9,483,977	—
Payable for capital shares redeemed	—	—
Total liabilities	9,485,191	2,639
NET ASSETS	$9,526,153	$21,276,173

NET ASSETS CONSISTs OF:
Capital stock ($0.001 and 0.001 per share)	$220	$520
Paid-in capital	11,573,108	24,252,304
Total distributable earnings/(accumulated losses)	(2,047,175)	(2,976,651)
Total net assets	$9,526,153	$21,276,173

Net assets	$9,526,153	$21,276,173
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	220,000	520,000
Net asset value per share	$43.30	$40.92

COST:
Investments, at cost	$9,461,443	$21,379,824

The accompanying notes are an integral part of the financial statements.
16

F/m US Benchmark Series

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

	F/m US Treasury 3 Month Bill ETF	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
INVESTMENT INCOME:
Interest income	$224,777,480	$30,410,773	$11,363,251	$15,985,180
Securities lending income	1,756,828	209,124	49,455	71,441
Other income	—	—	—	—
Total investment income	226,534,308	30,619,897	11,412,706	16,056,621

EXPENSES
Investment advisory fee	7,650,541	1,054,651	413,135	612,379
Total expenses	7,650,541	1,054,651	413,135	612,379
NET INVESTMENT INCOME	218,883,767	29,565,246	10,999,571	15,444,242

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(208,519)	(235,501)	(173,162)	2,999,930
In-kind redemptions	3,255,967	910,296	637,485	(180,590)
Net realized gain (loss)	3,047,448	674,795	464,323	2,819,340
Net change in unrealized appreciation (depreciation) on:
Investments	(415,583)	135,914	60,017	(3,182,883)
Net change in unrealized appreciation (depreciation)	(415,583)	135,914	60,017	(3,182,883)
Net realized and unrealized gain (loss)	2,631,865	810,709	524,340	(363,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$221,515,632	$30,375,955	$11,523,911	$15,080,699

The accompanying notes are an integral part of the financial statements.
17

F/m US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE YEAR ENDED AUGUST 31, 2025

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
INVESTMENT INCOME:
Interest income	$340,488	$1,590,818	$247,027	$7,419,243
Securities lending income	—	8,263	—	25,106
Other income	—	5,000	—	—
Total investment income	340,488	1,604,081	247,027	7,444,349

EXPENSES
Investment advisory fee	13,054	60,638	9,188	262,474
Total expenses	13,054	60,638	9,188	262,474
NET INVESTMENT INCOME	327,434	1,543,443	237,839	7,181,875

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(27,837)	(233,776)	(61,616)	(4,916,848)
In-kind redemptions	40,726	670,383	39,971	281,676
Net realized gain (loss)	12,889	436,607	(21,645)	(4,635,172)
Net change in unrealized appreciation (depreciation) on:
Investments	39,018	47,092	14,903	2,008,162
Net change in unrealized appreciation (depreciation)	39,018	47,092	14,903	2,008,162
Net realized and unrealized gain (loss)	51,907	483,699	(6,742)	(2,627,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$379,341	$2,027,142	$231,097	$4,554,865

The accompanying notes are an integral part of the financial statements.
18

F/m US Benchmark Series

Statements of Operations (Concluded)

FOR THE YEAR ENDED AUGUST 31, 2025

	F/m US Treasury 20 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
INVESTMENT INCOME:
Interest income	$716,288	$822,866
Securities lending income	31,981	—
Other income	—	—
Total investment income	748,269	822,866

EXPENSES
Investment advisory fee	24,167	26,785
Total expenses	24,167	26,785
NET INVESTMENT INCOME	724,102	796,081

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,417,551)	(1,990,231)
In-kind redemptions	(216,810)	(47,569)
Net realized gain (loss)	(1,634,361)	(2,037,800)
Net change in unrealized appreciation (depreciation) on:
Investments	215,613	20,140
Net change in unrealized appreciation (depreciation)	215,613	20,140
Net realized and unrealized gain (loss)	(1,418,748)	(2,017,660)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(694,646)	$(1,221,579)

The accompanying notes are an integral part of the financial statements.
19

F/m US Treasury 3 Month Bill ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$218,883,767	$161,090,214
Net realized gain (loss)	3,047,448	(824,607)
Net change in unrealized appreciation (depreciation)	(415,583)	1,563,232
Net increase (decrease) in net assets from operations	221,515,632	161,828,839

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(219,157,772)	(155,670,454)
Total distributions to shareholders	(219,157,772)	(155,670,454)

CAPITAL TRANSACTIONS:
Shares sold	7,025,942,323	12,999,111,483
Shares redeemed	(5,211,405,626)	(10,677,346,091)
Net increase (decrease) in net assets from capital transactions	1,814,536,697	2,321,765,392
NET INCREASE (DECREASE) IN NET ASSETS	1,816,894,557	2,327,923,777

NET ASSETS:
Beginning of the year	$4,104,507,086	$1,776,583,309
End of the year	$5,921,401,643	$4,104,507,086

SHARES TRANSACTIONS
Shares sold	140,600,000	260,270,000
Shares redeemed	(104,230,000)	(213,730,000)
Total increase (decrease) in shares outstanding	36,370,000	46,540,000

The accompanying notes are an integral part of the financial statements.
20

F/m US Treasury 6 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$29,565,246	$27,508,304
Net realized gain (loss)	674,795	941,637
Net change in unrealized appreciation (depreciation)	135,914	32,186
Net increase (decrease) in net assets from operations	30,375,955	28,482,127

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(29,601,073)	(27,247,652)
Total distributions to shareholders	(29,601,073)	(27,247,652)

CAPITAL TRANSACTIONS:
Shares sold	921,693,203	2,381,621,708
Shares redeemed	(712,916,073)	(2,095,680,768)
Net increase (decrease) in net assets from capital transactions	208,777,130	285,940,940
NET INCREASE (DECREASE) IN NET ASSETS	209,552,012	287,175,415

NET ASSETS:
Beginning of the year	$598,493,825	$311,318,410
End of the year	$808,045,837	$598,493,825

SHARES TRANSACTIONS
Shares sold	18,380,000	47,590,000
Shares redeemed	(14,210,000)	(41,870,000)
Total increase (decrease) in shares outstanding	4,170,000	5,720,000

The accompanying notes are an integral part of the financial statements.
21

F/m US Treasury 12 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$10,999,571	$10,243,044
Net realized gain (loss)	464,323	807,722
Net change in unrealized appreciation (depreciation)	60,017	162,196
Net increase (decrease) in net assets from operations	11,523,911	11,212,962

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,010,251)	(10,123,493)
Total distributions to shareholders	(11,010,251)	(10,123,493)

CAPITAL TRANSACTIONS:
Shares sold	631,897,943	399,728,007
Shares redeemed	(587,732,886)	(290,001,787)
Net increase (decrease) in net assets from capital transactions	44,165,057	109,726,220
NET INCREASE (DECREASE) IN NET ASSETS	44,678,717	110,815,689

NET ASSETS:
Beginning of the year	$237,097,582	$126,281,893
End of the year	$281,776,299	$237,097,582

SHARES TRANSACTIONS
Shares sold	12,610,000	8,010,000
Shares redeemed	(11,730,000)	(5,810,000)
Total increase (decrease) in shares outstanding	880,000	2,200,000

The accompanying notes are an integral part of the financial statements.
22

F/m US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$15,444,242	$16,391,887
Net realized gain (loss)	2,819,340	1,433,311
Net change in unrealized appreciation (depreciation)	(3,182,883)	2,968,793
Net increase (decrease) in net assets from operations	15,080,699	20,793,991

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,833,836)	(16,431,423)
Total distributions to shareholders	(15,833,836)	(16,431,423)

CAPITAL TRANSACTIONS:
Shares sold	87,275,224	214,457,600
Shares redeemed	(162,431,255)	(71,688,277)
Net increase (decrease) in net assets from capital transactions	(75,156,031)	142,769,323
NET INCREASE (DECREASE) IN NET ASSETS	(75,909,168)	147,131,891

NET ASSETS:
Beginning of the year	$452,474,166	$305,342,275
End of the year	$376,564,998	$452,474,166

SHARES TRANSACTIONS
Shares sold	1,800,000	4,470,000
Shares redeemed	(3,370,000)	(1,490,000)
Total increase (decrease) in shares outstanding	(1,570,000)	2,980,000

The accompanying notes are an integral part of the financial statements.
23

F/m US Treasury 3 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$327,434	$236,722
Net realized gain (loss)	12,889	68,314
Net change in unrealized appreciation (depreciation)	39,018	(11,081)
Net increase (decrease) in net assets from operations	379,341	293,955

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(324,357)	(233,355)
Total distributions to shareholders	(324,357)	(233,355)

CAPITAL TRANSACTIONS:
Shares sold	13,841,609	37,055,893
Shares redeemed	(11,862,756)	(31,132,512)
Net increase (decrease) in net assets from capital transactions	1,978,853	5,923,381
NET INCREASE (DECREASE) IN NET ASSETS	2,033,837	5,983,981

NET ASSETS:
Beginning of the year	$7,454,545	$1,470,564
End of the year	$9,488,382	$7,454,545

SHARES TRANSACTIONS
Shares sold	280,000	750,000
Shares redeemed	(240,000)	(630,000)
Total increase (decrease) in shares outstanding	40,000	120,000

The accompanying notes are an integral part of the financial statements.
24

F/m US Treasury 5 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$1,543,443	$587,376
Net realized gain (loss)	436,607	473,103
Net change in unrealized appreciation (depreciation)	47,092	(54,206)
Net increase (decrease) in net assets from operations	2,027,142	1,006,273

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,550,640)	(563,162)
Total distributions to shareholders	(1,550,640)	(563,162)

CAPITAL TRANSACTIONS:
Shares sold	127,463,867	56,333,058
Shares redeemed	(121,982,766)	(36,939,589)
Net increase (decrease) in net assets from capital transactions	5,481,101	19,393,469
NET INCREASE (DECREASE) IN NET ASSETS	5,957,603	19,836,580

NET ASSETS:
Beginning of the year	$24,208,442	$4,371,862
End of the year	$30,166,045	$24,208,442

SHARES TRANSACTIONS
Shares sold	2,600,000	1,150,000
Shares redeemed	(2,480,000)	(750,000)
Total increase (decrease) in shares outstanding	120,000	400,000

The accompanying notes are an integral part of the financial statements.
25

F/m US Treasury 7 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$237,839	$179,598
Net realized gain (loss)	(21,645)	171,568
Net change in unrealized appreciation (depreciation)	14,903	(16,332)
Net increase (decrease) in net assets from operations	231,097	334,834

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(233,511)	(169,345)
Total distributions to shareholders	(233,511)	(169,345)

CAPITAL TRANSACTIONS:
Shares sold	8,328,684	14,998,698
Shares redeemed	(6,412,004)	(10,735,308)
Net increase (decrease) in net assets from capital transactions	1,916,680	4,263,390
NET INCREASE (DECREASE) IN NET ASSETS	1,914,266	4,428,879

NET ASSETS:
Beginning of the year	$5,391,694	$962,815
End of the year	$7,305,960	$5,391,694

SHARES TRANSACTIONS
Shares sold	170,000	310,000
Shares redeemed	(130,000)	(220,000)
Total increase (decrease) in shares outstanding	40,000	90,000

The accompanying notes are an integral part of the financial statements.
26

F/m US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$7,181,875	$4,600,011
Net realized gain (loss)	(4,635,172)	7,485,606
Net change in unrealized appreciation (depreciation)	2,008,162	(1,296,293)
Net increase (decrease) in net assets from operations	4,554,865	10,789,324

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,176,267)	(4,342,882)
Total distributions to shareholders	(7,176,267)	(4,342,882)

CAPITAL TRANSACTIONS:
Shares sold	116,105,828	325,251,999
Shares redeemed	(48,080,804)	(230,817,259)
Net increase (decrease) in net assets from capital transactions	68,025,024	94,434,740
NET INCREASE (DECREASE) IN NET ASSETS	65,403,622	100,881,182

NET ASSETS:
Beginning of the year	$156,974,726	$56,093,544
End of the year	$222,378,348	$156,974,726

SHARES TRANSACTIONS
Shares sold	2,670,000	7,370,000
Shares redeemed	(1,100,000)	(5,140,000)
Total increase (decrease) in shares outstanding	1,570,000	2,230,000

The accompanying notes are an integral part of the financial statements.
27

F/m US Treasury 20 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$724,102	$607,712
Net realized gain (loss)	(1,634,361)	2,343,906
Net change in unrealized appreciation (depreciation)	215,613	(221,457)
Net increase (decrease) in net assets from operations	(694,646)	2,730,161

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(724,102)	(615,765)
From return of capital	(53,451)	—
Total distributions to shareholders	(777,553)	(615,765)

CAPITAL TRANSACTIONS:
Shares sold	23,969,122	107,378,565
Shares redeemed	(39,220,340)	(85,117,835)
Net increase (decrease) in net assets from capital transactions	(15,251,218)	22,260,730
NET INCREASE (DECREASE) IN NET ASSETS	(16,723,417)	24,375,126

NET ASSETS:
Beginning of the year	$26,249,570	$1,874,444
End of the year	$9,526,153	$26,249,570

SHARES TRANSACTIONS
Shares sold	520,000	2,340,000
Shares redeemed	(860,000)	(1,820,000)
Total increase (decrease) in shares outstanding	(340,000)	520,000

The accompanying notes are an integral part of the financial statements.
28

F/m US Treasury 30 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024
OPERATIONS:
Net investment income (loss)	$796,081	$584,351
Net realized gain (loss)	(2,037,800)	1,612,752
Net change in unrealized appreciation (depreciation)	20,140	(208,473)
Net increase (decrease) in net assets from operations	(1,221,579)	1,988,630

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(785,822)	(582,433)
Total distributions to shareholders	(785,822)	(582,433)

CAPITAL TRANSACTIONS:
Shares sold	7,434,926	48,337,298
Shares redeemed	(2,106,020)	(34,570,894)
Net increase (decrease) in net assets from capital transactions	5,328,906	13,766,404
NET INCREASE (DECREASE) IN NET ASSETS	3,321,505	15,172,601

NET ASSETS:
Beginning of the year	$17,954,668	$2,782,067
End of the year	$21,276,173	$17,954,668

SHARES TRANSACTIONS
Shares sold	180,000	1,070,000
Shares redeemed	(50,000)	(740,000)
Total increase (decrease) in shares outstanding	130,000	330,000

The accompanying notes are an integral part of the financial statements.
29

F/m US Treasury 3 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.04	$50.06	$49.80	$49.75
INVESTMENT OPERATIONS:
Net investment income(b)	2.14	2.61	2.49	0.09
Net realized and unrealized gain (loss) on investments(c)	0.03	— (d)	(0.29)	(0.04)
Total from investment operations	2.17	2.61	2.20	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(2.20)	(2.63)	(1.94)	—
Total distributions	(2.20)	(2.63)	(1.94)	—
ETF transaction fees per share	0.00 (d)	—	—	—
Net asset value, end of period	$50.01	$50.04	$50.06	$49.80
TOTAL RETURN(e)(f)	4.46%	5.37%	4.50%	0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,921,402	$4,104,507	$1,776,583	$38,844
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	4.29%	5.21%	4.98%	2.61%
Portfolio turnover rate(e)(h)	0%	0%	0%	0%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
30

F/m US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.17	$50.13	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.11	2.58	1.28
Net realized and unrealized gain (loss) on investments(c)	0.06	0.09	(0.12)
Total from investment operations	2.17	2.67	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(2.15)	(2.63)	(1.03)
Total distributions	(2.15)	(2.63)	(1.03)
ETF transaction fees per share	0.00 (d)	—	—
Net asset value, end of period	$50.19	$50.17	$50.13
TOTAL RETURN(e)(f)	4.44%	5.48%	2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$808,046	$598,494	$311,318
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	4.20%	5.14%	5.26%
Portfolio turnover rate(e)(h)	0%	0%	0%

(a)	Inception date of the Fund was March 6, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
31

F/m US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE Period ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.13	$49.91	$50.07
INVESTMENT OPERATIONS:
Net investment income(b)	2.00	2.47	1.96
Net realized and unrealized gain (loss) on investments(c)	0.14	0.25	(0.48)
Total from investment operations	2.14	2.72	1.48
LESS DISTRIBUTIONS FROM:
Net investment income	(2.04)	(2.50)	(1.64)
Total distributions	(2.04)	(2.50)	(1.64)
ETF transaction fees per share	0.00 (d)	—	—
Net asset value, end of period	$50.23	$50.13	$49.91
TOTAL RETURN(e)(f)	4.38%	5.58%	3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$281,776	$237,098	$126,282
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	3.99%	4.94%	4.93%
Portfolio turnover rate(e)(h)	0%	0%	0%

(a)	Inception date of the Fund was November 14, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
32

F/m US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.55	$48.16	$49.74	$49.84
INVESTMENT OPERATIONS:
Net investment income(b)	1.83	2.16	2.02	0.11
Net realized and unrealized gain (loss) on investments(c)	0.07	0.43	(1.84)	(0.21)
Total from investment operations	1.90	2.59	0.18	(0.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.86)	(2.20)	(1.76)	—
Total distributions	(1.86)	(2.20)	(1.76)	—
ETF transaction fees per share	0.00 (d)	—	—	—
Net asset value, end of period	$48.59	$48.55	$48.16	$49.74
TOTAL RETURN(e)(f)	4.00%	5.54%	0.38%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$376,565	$452,474	$305,342	$17,907
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	3.78%	4.49%	4.15%	3.54%
Portfolio turnover rate(e)(h)	1,301%	1091%	1048%	100%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
33

F/m US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.70	$49.02	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.86	2.01	0.82
Net realized and unrealized gain (loss) on investments(c)	0.24	0.76	(1.15)
Total from investment operations	2.10	2.77	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.87)	(2.09)	(0.65)
Total distributions	(1.87)	(2.09)	(0.65)
ETF transaction fees per share	0.01	—	—
Net asset value, end of period	$49.94	$49.70	$49.02
TOTAL RETURN(d)(e)	4.36%	5.82%	(0.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,488	$7,455	$1,471
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.76%	4.09%	3.86%
Portfolio turnover rate(d)(g)	1,086%	905%	422%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
34

F/m US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.40	$48.58	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.86	1.98	0.79
Net realized and unrealized gain (loss) on investments(c)	0.06	0.86	(1.63)
Total from investment operations	1.92	2.84	(0.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.87)	(2.02)	(0.58)
Total distributions	(1.87)	(2.02)	(0.58)
ETF transaction fees per share	0.00 (d)	—	—
Net asset value, end of period	$49.45	$49.40	$48.58
TOTAL RETURN(e)(f)	4.00%	6.06%	(1.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,166	$24,208	$4,372
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	3.82%	4.09%	3.77%
Portfolio turnover rate(e)(h)	1,037%	1036%	548%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
35

F/m US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.02	$48.14	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.86	1.97	0.75
Net realized and unrealized gain (loss) on investments(c)	(0.30)	0.90	(2.03)
Total from investment operations	1.56	2.87	(1.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.88)	(1.99)	(0.58)
Total distributions	(1.88)	(1.99)	(0.58)
ETF transaction fees per share	0.01	—	—
Net asset value, end of period	$48.71	$49.02	$48.14
TOTAL RETURN(d)(e)	3.34%	6.15%	(2.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,306	$5,392	$963
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.88%	4.11%	3.55%
Portfolio turnover rate(d)(g)	1,122%	1064%	497%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
36

F/m US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$44.98	$44.52	$48.41	$49.91
INVESTMENT OPERATIONS:
Net investment income(b)	1.79	1.79	1.55	0.09
Net realized and unrealized gain (loss) on investments(c)	(1.02)	0.42	(3.88)	(1.59)
Total from investment operations	0.77	2.21	(2.33)	(1.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.80)	(1.75)	(1.56)	—
Total distributions	(1.80)	(1.75)	(1.56)	—
ETF transaction fees per share	0.00 (d)	—	—	—
Net asset value, end of period	$43.95	$44.98	$44.52	$48.41
TOTAL RETURN(e)(f)	1.81%	5.15%	(4.87)%	(3.00)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$222,378	$156,975	$56,094	$20,334
Ratio of expenses to average net assets(g)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	4.10%	4.08%	3.40%	2.77%
Portfolio turnover rate(e)(h)	402%	317%	289%	97%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
37

F/m US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$46.87	$46.86	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.01	2.00	0.81
Net realized and unrealized gain (loss) on investments(c)	(3.61)	(0.01)	(3.34)
Total from investment operations	(1.60)	1.99	(2.53)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.83)	(1.98)	(0.61)
Return of capital	(0.15)	—	—
Total distributions	(1.98)	(1.98)	(0.61)
ETF transaction fees per share	0.01	—	—
Net asset value, end of period	$43.30	$46.87	$46.86
TOTAL RETURN(d)(e)	(3.45)%	4.47%	(5.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,526	$26,250	$1,874
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	4.49%	4.38%	3.87%
Portfolio turnover rate(d)(g)	353%	344%	219%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
38

F/m US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$46.04	$46.37	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.90	1.89	0.77
Net realized and unrealized gain (loss) on investments(c)	(5.14)	(0.34)	(3.83)
Total from investment operations	(3.24)	1.55	(3.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.89)	(1.88)	(0.57)
Total distributions	(1.89)	(1.88)	(0.57)
ETF transaction fees per share	0.01	—	—
Net asset value, end of period	$40.92	$46.04	$46.37
TOTAL RETURN(d)(e)	(7.16)%	3.59%	(6.17)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,276	$17,955	$2,782
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	4.46%	4.25%	3.72%
Portfolio turnover rate(d)(g)	390%	286%	180%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return (loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
39

F/m US Benchmark Series

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the F/m US Treasury 3 Month Bill ETF, the F/m US Treasury 6 Month Bill ETF, the F/m US Treasury 12 Month Bill ETF, the F/m US Treasury 2 Year Note ETF, the F/m US Treasury 3 Year Note ETF, the F/m US Treasury 5 Year Note ETF, the F/m US Treasury 7 Year Note ETF, the F/m US Treasury 10 Year Note ETF, the F/m US Treasury 20 Year Bond ETF, and the F/m US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “F/m US Benchmark Series”). Effective July 1, 2025, the name of each Fund was changed to add “F/m” to the beginning of the Fund name to align with the naming convention of the other series of the Company managed by the Adviser.

Prior to June 1, 2025, the investment objective of the F/m US Treasury 3 Month Bill ETF, the F/m US Treasury 6 Month Bill ETF, the F/m US Treasury 12 Month Bill ETF, the F/m US Treasury 2 Year Note ETF, the F/m US Treasury 3 Year Note ETF, the F/m US Treasury 5 Year Note ETF, the F/m US Treasury 7 Year Note ETF, the F/m US Treasury 10 Year Note ETF, the F/m US Treasury 20 Year Bond ETF, and the F/m US Treasury 30 Year Bond ETF was to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index: the ICE BofA US 3-Month Treasury Bill Index, the ICE BofA US 6-Month Treasury Bill Index, the ICE BofA US 12-Month Treasury Bill Index, the ICE BofA Current 2-Year US Treasury Index, the ICE BofA Current 3-Year US Treasury Index, the ICE BofA Current 5-Year US Treasury Index, the ICE BofA Current 7-Year US Treasury Index, the ICE BofA Current 10-Year US Treasury Index, the ICE BofA Current 20-Year US Treasury Index, the ICE BofA Current 30-Year US Treasury Index, repectively.

Effective June 1, 2025, the investment objective of the the F/m US Treasury 3 Month Bill ETF, the F/m US Treasury 6 Month Bill ETF, the F/m US Treasury 12 Month Bill ETF, the F/m US Treasury 2 Year Note ETF, the F/m US Treasury 3 Year Note ETF, the F/m US Treasury 5 Year Note ETF, the F/m US Treasury 7 Year Note ETF, the F/m US Treasury 10 Year Note ETF, the F/m US Treasury 20 Year Bond ETF, and the F/m US Treasury 30 Year Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark Index: the Bloomberg US Treasury 3 Month Total Return USD Unhedged Index, the Bloomberg US Treasury 6 Month Total Return USD Unhedged Index, the Bloomberg US Treasury 1 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 2 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 3 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 5 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 7 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 10 Year Total Return USD Unhedged Index, the Bloomberg US Treasury 20 Year Total Return USD Unhedged Index, and the the Bloomberg US Treasury 30 Year Total Return USD Unhedged Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed

40

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s board of directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m US TREASURY 3 MONTH BILL ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Bills	$—	$5,922,145,480	$—	$5,922,145,480
Money Market Funds Purchased with Proceeds from Securities Lending	27,609,017	—	—	27,609,017
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	2,625,000,000	—	2,625,000,000
Total Investments*	$27,609,017	$8,547,145,480	$—	$8,574,754,497

F/m US TREASURY 6 MONTH BILL ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Bills	$—	$808,134,512	$—	$808,134,512
Money Market Funds Purchased with Proceeds from Securities Lending	9,230,476	—	—	9,230,476
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	250,000,000	—	250,000,000
Total Investments*	$9,230,476	$1,058,134,512	$—	$1,067,364,988

41

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

F/m US TREASURY 12 MONTH BILL ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Bills	$—	$281,807,395	$—	$281,807,395
Money Market Funds Purchased with Proceeds from Securities Lending	7,379,066	—	—	7,379,066
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	125,000,000	—	125,000,000
Total Investments*	$7,379,066	$406,807,395	$—	$414,186,461

F/m US TREASURY 2 YEAR NOTE ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$375,358,298	$—	$375,358,298
Money Market Funds Purchased with Proceeds from Securities Lending	8,996,468	—	—	8,996,468
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	145,000,000	—	145,000,000
Total Investments*	$8,996,468	$520,358,298	$—	$529,354,766

F/m US TREASURY 3 YEAR NOTE ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$9,473,565	$—	$9,473,565
Total Investments*	$—	$9,473,565	$—	$9,473,565

F/m US TREASURY 5 YEAR NOTE ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$30,071,641	$—	$30,071,641
Total Investments*	$—	$30,071,641	$—	$30,071,641

F/m US TREASURY 7 YEAR NOTE ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$7,278,613	$—	$7,278,613
Total Investments*	$—	$7,278,613	$—	$7,278,613

F/m US TREASURY 10 YEAR NOTE ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$221,969,963	$—	$221,969,963
Money Market Funds Purchased with Proceeds from Securities Lending	7,365,161	—	—	7,365,161
Repurchase Agreements Purchased with Proceeds from Securities Lending	—	95,000,000	—	95,000,000
Total Investments*	$7,365,161	$316,969,963	$—	$324,335,124

F/m US TREASURY 20 YEAR BOND ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$9,461,443	$—	$9,461,443
Total Investments*	$—	$9,461,443	$—	$9,461,443

F/m US TREASURY 30 YEAR BOND ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Treasury Securities	$—	$21,230,184	$—	$21,230,184
Total Investments*	$—	$21,230,184	$—	$21,230,184

*	Please refer to the Schedule of Investments for further details.

42

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

43

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

CASH - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Inflation-Protected Securities - Each Fund may invest in inflation-protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities

44

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

45

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
F/m US Treasury 3 Month Bill ETF	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	5,318,220,969	5,315,379,028
F/m US Treasury 3 Year Note ETF	104,570,397	93,703,834
F/m US Treasury 5 Year Note ETF	480,866,179	407,465,598
F/m US Treasury 7 Year Note ETF	73,887,408	67,988,746
F/m US Treasury 10 Year Note ETF	710,014,359	709,834,478
F/m US Treasury 20 Year Bond ETF	59,762,772	60,022,193
F/m US Treasury 30 Year Bond ETF	70,515,123	70,467,154

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
F/m US Treasury 3 Month Bill ETF	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	84,197,835	162,062,713
F/m US Treasury 3 Year Note ETF	2,944,064	11,834,107
F/m US Treasury 5 Year Note ETF	53,767,373	121,675,292
F/m US Treasury 7 Year Note ETF	2,411,424	6,388,176
F/m US Treasury 10 Year Note ETF	115,432,709	47,674,131
F/m US Treasury 20 Year Bond ETF	23,887,062	38,915,751
F/m US Treasury 30 Year Bond ETF	7,399,858	2,053,937

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

46

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

As of August 31, 2025, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m US Treasury 3 Month Bill ETF	$5,921,007,712	$1,145,231	$(7,463)	$1,137,768
F/m US Treasury 6 Month Bill ETF	807,946,118	189,379	(985)	188,394
F/m US Treasury 12 Month Bill ETF	281,649,891	157,516	(12)	157,504
F/m US Treasury 2 Year Note ETF	375,358,293	5	—	5
F/m US Treasury 3 Year Note ETF	9,441,413	32,152	—	32,152
F/m US Treasury 5 Year Note ETF	30,071,641	—	—	—
F/m US Treasury 7 Year Note ETF	7,278,613	—	—	—
F/m US Treasury 10 Year Note ETF	220,853,401	1,116,562	—	1,116,562
F/m US Treasury 20 Year Bond ETF	9,461,443	—	—	—
F/m US Treasury 30 Year Bond ETF	21,379,850	—	(149,666)	(149,666)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2025, the close of the Funds’ fiscal year, there were permanent differences related to redemptions in-kind and return of capital distributions paid between distributable earnings/(loss) and paid-in capital, respectively for the following funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
F/m US Treasury 3 Month Bill ETF	$(3,249,171)	$3,249,171
F/m US Treasury 6 Month Bill ETF	(909,292)	909,292
F/m US Treasury 12 Month Bill ETF	(637,218)	637,218
F/m US Treasury 2 Year Note ETF	180,731	(180,731)
F/m US Treasury 3 Year Note ETF	(40,725)	40,725
F/m US Treasury 5 Year Note ETF	(670,096)	670,096
F/m US Treasury 7 Year Note ETF	(39,971)	39,971
F/m US Treasury 10 Year Note ETF	(281,676)	281,676
F/m US Treasury 20 Year Bond ETF	275,509	(275,509)
F/m US Treasury 30 Year Bond ETF	47,646	(47,646)

47

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

As of August 31, 2025, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss
F/m US Treasury 3 Month Bill ETF	$9,776,649	$—	$1,137,768	(1,772,014)	$—
F/m US Treasury 6 Month Bill ETF	970,598	—	188,394	(613,130)	—
F/m US Treasury 12 Month Bill ETF	463,287	—	157,504	(913,284)	—
F/m US Treasury 2 Year Note ETF	432,250	—	5	(6,399,271)	—
F/m US Treasury 3 Year Note ETF	10,666	—	32,152	(132,097)	—
F/m US Treasury 5 Year Note ETF	26,063	—	—	(258,439)	—
F/m US Treasury 7 Year Note ETF	18,065	—	—	(102,397)	—
F/m US Treasury 10 Year Note ETF	369,988	—	1,116,562	(8,738,470)	—
F/m US Treasury 20 Year Bond ETF	—	—	—	(2,047,175)	—
F/m US Treasury 30 Year Bond ETF	18,005	—	(149,666)	(2,844,470)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax characters of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2025 are as follows:

FUND	Ordinary Income	Long-Term Capital Gains	RETURN OF Capital
F/m US Treasury 3 Month Bill ETF
August 31, 2024	$155,670,454	$—	$—
August 31, 2025	219,157,772	—	—
F/m US Treasury 6 Month Bill ETF
August 31, 2024	27,247,652	—	—
August 31, 2025	29,601,073	—	—
F/m US Treasury 12 Month Bill ETF
August 31, 2024	10,123,493	—	—
August 31, 2025	11,010,251	—	—
F/m US Treasury 2 Year Note ETF
August 31, 2024	16,431,423	—	—
August 31, 2025	15,833,836	—	—
F/m US Treasury 3 Year Note ETF
August 31, 2024	233,355	—	—
August 31, 2025	324,357	—	—
F/m US Treasury 5 Year Note ETF
August 31, 2024	563,162	—	—
August 31, 2025	1,550,640	—	—
F/m US Treasury 7 Year Note ETF
August 31, 2024	169,345	—	—
August 31, 2025	233,511	—	—

48

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

FUND	Ordinary Income	Long-Term Capital Gains	RETURN OF Capital
F/m US Treasury 10 Year Note ETF
August 31, 2024	$4,342,882	$—	$—
August 31, 2025	7,176,267	—	—
F/m US Treasury 20 Year Bond ETF
August 31, 2024	615,765	—	—
August 31, 2025	724,102	—	53,451
F/m US Treasury 30 Year Bond ETF
August 31, 2024	582,433	—	—
August 31, 2025	785,822	—	—

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the F/m US Treasury 3 Month Bill ETF had unexpiring short-term losses of $1,772,014, the F/m US Treasury 6 Month Bill ETF had unexpiring short-term losses of $613,131, the F/m US Treasury 12 Month Bill ETF had unexpiring short-term losses of $913,284, the F/m US Treasury 2 Year Note ETF had unexpiring short-term losses of $6,399,271, the F/m US Treasury 3 Year Note ETF had unexpiring short-term losses of $132,097, the F/m US Treasury 5 Year Note ETF had unexpiring short-term losses of $258,439, the F/m US Treasury 7 Year Note ETF had unexpiring short-term losses of $102,397, the F/m US Treasury 10 Year Note ETF had unexpiring short-term losses of $8,738,470, the F/m US Treasury 20 Year Bond ETF had unexpiring short-term losses of $2,047,175, and the F/m US Treasury 30 Year Bond ETF had unexpiring short-term losses of $2,844,470. During the tax year ended August 31, 2025, the following Funds utilized capital loss carryforwards:

FUND	Capital Loss Carryforward Used
F/m US Treasury 2 Year Note ETF	$3,000,071

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is either held as cash or invested in short-term investments and the Funds bear the risk of loss of the invested collateral. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m US Treasury 3 Month Bill ETF	$2,607,806,800	$2,660,570,000	$1,756,828
F/m US Treasury 6 Month Bill ETF	254,924,800	260,125,000	209,124
F/m US Treasury 12 Month Bill ETF	130,241,250	132,853,500	49,455

49

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m US Treasury 2 Year Note ETF	$151,020,551	$154,050,000	$71,441
F/m US Treasury 5 Year Note ETF	—	—	8,263
F/m US Treasury 10 Year Note ETF	100,344,000	102,400,000	25,106
F/m US Treasury 20 Year Bond ETF	—	—	31,981

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Cash received as securities lending collateral is not reflected in this table.

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 3 Month Bill ETF
Government Money Market	$27,609,017	$—	$—	$—	$27,609,017
Repurchase Agreements	—	500,000,000	1,975,000,000	150,000,000	2,625,000,000
Total Borrowings	$27,609,017	$500,000,000	$1,975,000,000	$150,000,000	$2,652,609,017
Gross amount of recognized liabilities for securities lending transactions					$2,652,609,017
F/m US Treasury 6 Month Bill ETF
Government Money Market	$9,230,476	$—	$—	$—	$9,230,476
Repurchase Agreements	—	—	250,000,000	—	250,000,000
Total Borrowings	$9,230,476	$—	$250,000,000	$—	$259,230,476
Gross amount of recognized liabilities for securities lending transactions					$259,230,476
F/m US Treasury 12 Month Bill ETF
Government Money Market	$7,379,066	$—	$—	$—	$7,379,066
Repurchase Agreements	—	—	125,000,000	—	125,000,000
Total Borrowings	$7,379,066	$—	$125,000,000	$—	$132,379,066
Gross amount of recognized liabilities for securities lending transactions					$132,379,066
F/m US Treasury 2 Year Note ETF
Government Money Market	$8,996,468	$—	$—	$—	$8,996,468
Repurchase Agreements	—	145,000,000	—	—	145,000,000
Total Borrowings	$8,996,468	$145,000,000	$—	$—	$153,996,468
Gross amount of recognized liabilities for securities lending transactions					$153,996,468

50

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 10 Year Note ETF
Government Money Market	$7,365,161	$—	$—	$—	$7,365,161
Repurchase Agreements	—	95,000,000	—	—	95,000,000
Total Borrowings	$7,365,161	$95,000,000	$—	$—	$102,365,161
Gross amount of recognized liabilities for securities lending transactions					$102,365,161

(1)	Amounts represent the payable for cash collateral received on securities on loan. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m US Treasury 3 Month Bill ETF	$2,607,806,800	$—	$2,607,806,800	$(2,607,806,800)	$—	$—
F/m US Treasury 6 Month Bill ETF	254,924,800	—	254,924,800	(254,924,800)	—	—
F/m US Treasury 12 Month Bill ETF	130,241,250	—	130,241,250	(130,241,250)	—	—
F/m US Treasury 2 Year Note ETF	151,020,550	—	151,020,550	(151,020,551)	—	—
F/m US Treasury 10 Year Note ETF	100,344,000	—	100,344,000	(100,344,000)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

51

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2025

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

8. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the investment committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

52

F/m US Benchmark Series

Notes to Financial Statements (CONCLUDED)

August 31, 2025

9. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to August 31, 2025, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m US Treasury 3 Month Bill ETF	9/2/2025	9/2/2025	9/3/2025	$0.17360258
F/m US Treasury 6 Month Bill ETF	9/2/2025	9/2/2025	9/3/2025	$0.17216476
F/m US Treasury 12 Month Bill ETF	9/2/2025	9/2/2025	9/3/2025	$0.15734968
F/m US Treasury 2 Year Note ETF	9/2/2025	9/2/2025	9/3/2025	$0.15000000
F/m US Treasury 3 Year Note ETF	9/2/2025	9/2/2025	9/3/2025	$0.15000000
F/m US Treasury 5 Year Note ETF	9/2/2025	9/2/2025	9/3/2025	$0.14642623
F/m US Treasury 7 Year Note ETF	9/2/2025	9/2/2025	9/3/2025	$0.15627793
F/m US Treasury 10 Year Note ETF	9/2/2025	9/2/2025	9/3/2025	$0.15000000
F/m US Treasury 20 Year Bond ETF	9/2/2025	9/2/2025	9/3/2025	$0.16500000
F/m US Treasury 30 Year Bond ETF	9/2/2025	9/2/2025	9/3/2025	$0.15712833

F/m US Treasury 3 Month Bill ETF	10/1/2025	10/1/2025	10/2/2025	$0.16391667
F/m US Treasury 6 Month Bill ETF	10/1/2025	10/1/2025	10/2/2025	$0.15894228
F/m US Treasury 12 Month Bill ETF	10/1/2025	10/1/2025	10/2/2025	$0.15028619
F/m US Treasury 2 Year Note ETF	10/1/2025	10/1/2025	10/2/2025	$0.13497023
F/m US Treasury 3 Year Note ETF	10/1/2025	10/1/2025	10/2/2025	$0.12770220
F/m US Treasury 5 Year Note ETF	10/1/2025	10/1/2025	10/2/2025	$0.13920615
F/m US Treasury 7 Year Note ETF	10/1/2025	10/1/2025	10/2/2025	$0.14672473
F/m US Treasury 10 Year Note ETF	10/1/2025	10/1/2025	10/2/2025	$0.14574175
F/m US Treasury 20 Year Bond ETF	10/1/2025	10/1/2025	10/2/2025	$0.16116514
F/m US Treasury 30 Year Bond ETF	10/1/2025	10/1/2025	10/2/2025	$0.13725197

53

F/m US Benchmark Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

F/m US Treasury 3 Month Bill ETF (formerly, US Treasury 3 Month Bill ETF)

F/m US Treasury 2 Year Note ETF (formerly, US Treasury 2 Year Note ETF)

F/m US Treasury 10 year Note ETF (formerly, US Treasury 10 Year Note ETF)

	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024 and 2023 and for the period from August 8, 2022 (commencement of operations) through August 31, 2022
F/m US Treasury 12 Month Bill ETF (formerly, US Treasury 12 Month Bill ETF)	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024 and for the period from November 14, 2022 (commencement of operations) through August 31, 2023
F/m US Treasury 6 Month Bill ETF (formerly, US Treasury 6 Month Bill ETF)	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024 and for the period from March 6, 2023 (commencement of operations) through August 31, 2023

F/m US Treasury 3 Year Note ETF (formerly, US Treasury 3 Year Note ETF)

F/m US Treasury 5 Year Note ETF (formerly, US Treasury 5 Year Note ETF)

F/m US Treasury 7 Year Note ETF (formerly, US Treasury 7 Year Note ETF)

F/m US Treasury 20 Year Bond ETF (formerly, US Treasury 20 Year Bond ETF)

F/m US Treasury 30 Year Bond ETF (formerly, US Treasury 30 Year Bond ETF)

	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024 and for the period from March 27, 2023 (commencement of operations) through August 31, 2023

54

F/m US Benchmark Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

55

F/m US BENCHMARK SERIES

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the respective Fund’s income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the Funds paid ordinary income dividends and return of capital dividends, and did not pay long-term capital gains dividends to their respective shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

56

F/m US BENCHMARK SERIES

Notice to Shareholders

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at https://www.fminvest.com/etfs.

57

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m and the Company on behalf of the F/m US Treasury 3 Month Bill ETF, F/m US Treasury 6 Month Bill ETF, F/m US Treasury 12 Month Bill ETF, F/m US Treasury 2 Year Note ETF, F/m US Treasury 3 Year Note ETF, F/m US Treasury 5 Year Note ETF, F/m US Treasury 7 Year Note ETF, F/m US Treasury 10 Year Note ETF, F/m US Treasury 20 Year Bond ETF, and F/m US Treasury 30 Year Bond ETF (each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2024, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, and since-inception periods ended December 31, 2024, as applicable, each Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the F/m US Treasury 3 Month Bill ETF outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024, and matched the median of its Peer Group for the one-year period ended December 31, 2024.

58

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

(UNAUDITED)

The Directors noted that the F/m US Treasury 6 Month Bill ETF outperformed the median of its Peer Group for the one-year period ended December 31, 2024, matched the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024.

The Directors noted that the F/m US Treasury 12 Month Bill ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 2 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 3 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 5 Year Note ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2024, and underperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 7 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 10 Year Note ETF matched performance of the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the one-year period ended December 31, 2024.

The Directors noted that the F/m US Treasury 20 Year Bond ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024.

The Directors noted that the F/m US Treasury 30 Year Bond ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2024, and underperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 3 Month Bill ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 6 Month Bill ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 12 Month Bill ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 2 Year Note ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 3 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

59

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONCLUDED)

(UNAUDITED)

The Directors noted that the net advisory fee of the F/m US Treasury 5 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 7 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 10 Year Note ETF equaled the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 20 Year Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 30 Year Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

60

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements

August 31, 2025

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

F/m Opportunistic Income ETF | (Nasdaq: XFIX)

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | (Nasdaq: RBIL)

F/m High Yield 100 ETF | (Nasdaq: ZTOP)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2025

	Par	Value
CORPORATE BONDS — 98.9%
Communications — 3.3%
Alphabet, Inc., 0.80%, 08/15/2027	$58,000	$54,859
AT&T, Inc., 2.30%, 06/01/2027	49,000	47,460
Comcast Corp., 5.35%, 11/15/2027	46,000	47,267
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	48,000	47,183
Expedia Group, Inc., 4.63%, 08/01/2027	50,000	50,319
Meta Platforms, Inc., 3.50%, 08/15/2027	48,000	47,716
Rogers Communications, Inc., 3.20%, 03/15/2027	48,000	47,229
TELUS Corp., 3.70%, 09/15/2027	48,000	47,540
T-Mobile USA, Inc., 3.75%, 04/15/2027	47,000	46,704
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	48,000	48,046
VeriSign, Inc., 4.75%, 07/15/2027	49,000	49,001
Verizon Communications, Inc., 3.00%, 03/22/2027	49,000	48,158
Videotron Ltd., 5.13%, 04/15/2027 (a)	48,000	48,042
Walt Disney Co., 2.20%, 01/13/2028	56,000	53,959
		683,483
Consumer Discretionary — 8.3%
Amazon.com, Inc., 4.55%, 12/01/2027	49,000	49,693
American Honda Finance Corp., 4.55%, 07/09/2027	48,000	48,347
AutoNation, Inc., 3.80%, 11/15/2027	49,000	48,346
AutoZone, Inc., 3.75%, 06/01/2027	48,000	47,655
BMW US Capital LLC, 4.65%, 03/19/2027 (a)	47,000	47,367
BorgWarner, Inc., 2.65%, 07/01/2027	50,000	48,641
Cintas Corp. No 2, 3.70%, 04/01/2027	48,000	47,749
Darden Restaurants, Inc., 4.35%, 10/15/2027	47,000	47,222
DR Horton, Inc., 1.40%, 10/15/2027	57,000	53,979
eBay, Inc., 5.95%, 11/22/2027	45,000	46,701
General Motors Financial Co., Inc., 5.00%, 07/15/2027	50,000	50,553
Consumer Discretionary — 8.3% (continued)
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	$49,000	48,104
Hasbro, Inc., 3.50%, 09/15/2027	49,000	48,201
Home Depot, Inc., 4.88%, 06/25/2027	46,000	46,738
Hyundai Capital America, 4.88%, 06/23/2027 (a)	50,000	50,427
Las Vegas Sands Corp., 5.90%, 06/01/2027	48,000	48,942
Lear Corp., 3.80%, 09/15/2027	48,000	47,540
Leggett & Platt, Inc., 3.50%, 11/15/2027	48,000	46,897
Leland Stanford Junior University, 1.29%, 06/01/2027	57,000	54,446
Lennar Corp., 4.75%, 11/29/2027	47,000	47,354
Lowe’s Cos., Inc., 3.35%, 04/01/2027	49,000	48,436
Marriott International, Inc., 5.00%, 10/15/2027	46,000	46,731
Masco Corp., 3.50%, 11/15/2027	48,000	47,315
Mattel, Inc., 5.88%, 12/15/2027 (a)	50,000	50,133
McDonald’s Corp., 3.50%, 07/01/2027	49,000	48,564
Meritage Homes Corp., 5.13%, 06/06/2027	47,000	47,277
NIKE, Inc., 2.75%, 03/27/2027	50,000	49,084
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	48,000	47,550
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	47,000	47,384
Snap-on, Inc., 3.25%, 03/01/2027	47,000	46,460
Southwest Airlines Co., 5.13%, 06/15/2027	47,000	47,533
Starbucks Corp., 4.85%, 02/08/2027	48,000	48,484
Tapestry, Inc., 4.13%, 07/15/2027	49,000	48,833
Toll Brothers Finance Corp., 4.88%, 03/15/2027	48,000	48,326
Toyota Motor Corp., 4.19%, 06/30/2027	49,000	49,178
		1,696,190

The accompanying notes are an integral part of the financial statements.
1

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Consumer Staples — 7.9%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	$48,000	$47,463
BAT Capital Corp., 4.70%, 04/02/2027	48,000	48,255
Bunge Ltd. Finance Corp., 4.90%, 04/21/2027	41,000	41,367
Cargill, Inc., 3.63%, 04/22/2027 (a)	48,000	47,735
Church & Dwight Co., Inc., 3.15%, 08/01/2027	50,000	49,208
Clorox Co., 3.10%, 10/01/2027	51,000	50,033
Coca-Cola Co., 1.45%, 06/01/2027	53,000	50,921
Colgate-Palmolive Co., 3.10%, 08/15/2027	48,000	47,419
Conagra Brands, Inc., 1.38%, 11/01/2027	64,000	60,016
Constellation Brands, Inc., 4.35%, 05/09/2027	48,000	48,120
Costco Wholesale Corp., 1.38%, 06/20/2027	52,000	49,774
Dollar General Corp., 4.63%, 11/01/2027	47,000	47,332
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	49,000	48,334
General Mills, Inc., 3.20%, 02/10/2027	48,000	47,351
Heineken NV, 3.50%, 01/29/2028 (a)	48,000	47,393
Hormel Foods Corp., 4.80%, 03/30/2027	48,000	48,513
J M Smucker Co., 3.38%, 12/15/2027	49,000	48,286
Kellanova, 3.40%, 11/15/2027	48,000	47,344
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	46,000	46,436
Kimberly-Clark Corp., 1.05%, 09/15/2027	57,000	53,905
Kraft Heinz Foods Co., 3.88%, 05/15/2027	48,000	47,688
Kroger Co., 3.70%, 08/01/2027	50,000	49,641
Mars, Inc., 4.45%, 03/01/2027 (a)	48,000	48,289
McCormick & Co., Inc., 3.40%, 08/15/2027	50,000	49,362
Mondelez International, Inc., 2.63%, 03/17/2027	49,000	47,898
PepsiCo, Inc., 4.40%, 02/07/2027	48,000	48,343
Philip Morris International, Inc., 4.38%, 11/01/2027	47,000	47,343
Consumer Staples — 7.9% (continued)
Procter & Gamble Co., 3.95%, 01/26/2028	$48,000	$48,285
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	51,000	50,536
Sysco Corp., 3.25%, 07/15/2027	48,000	47,344
The Campbell’s Co., 5.20%, 03/19/2027	45,000	45,684
Tyson Foods, Inc., 3.55%, 06/02/2027	48,000	47,494
Walmart, Inc., 4.10%, 04/28/2027	47,000	47,219
		1,600,331
Energy — 8.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	49,000	48,235
Boardwalk Pipelines LP, 4.45%, 07/15/2027	47,000	47,093
BP Capital Markets America, Inc., 5.02%, 11/17/2027	48,000	48,968
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	49,000	48,631
Cenovus Energy, Inc., 4.25%, 04/15/2027	48,000	47,967
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	49,000	49,524
Chevron USA, Inc., 4.41%, 02/26/2027	46,000	46,369
Continental Resources, Inc., 4.38%, 01/15/2028	49,000	48,701
Coterra Energy, Inc., 3.90%, 05/15/2027	47,000	46,684
DCP Midstream Operating LP, 5.63%, 07/15/2027	48,000	49,005
Devon Energy Corp., 5.25%, 10/15/2027	50,000	50,070
Diamondback Energy, Inc., 5.20%, 04/18/2027	47,000	47,706
Enbridge, Inc., 5.25%, 04/05/2027	45,000	45,723
Energy Transfer LP, 5.63%, 05/01/2027 (a)	47,000	47,004
Eni USA, Inc., 7.30%, 11/15/2027	46,000	48,926
Enterprise Products Operating LLC, 5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	48,000	47,496
EQT Corp., 6.50%, 07/01/2027 (a)	45,000	45,981

The accompanying notes are an integral part of the financial statements.
2

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Energy — 8.7% (continued)
Equinor ASA, 3.00%, 04/06/2027	$48,000	$47,355
Exxon Mobil Corp., 3.29%, 03/19/2027	49,000	48,651
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	49,000	48,219
Helmerich & Payne, Inc., 4.65%, 12/01/2027	48,000	47,920
Hess Corp., 4.30%, 04/01/2027	49,000	49,114
MPLX LP, 4.25%, 12/01/2027	49,000	48,995
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	47,000	47,064
Northwest Pipeline LLC, 4.00%, 04/01/2027	48,000	47,844
Occidental Petroleum Corp., 5.00%, 08/01/2027	49,000	49,484
ONEOK, Inc., 4.25%, 09/24/2027	49,000	49,044
Phillips 66 Co., 4.95%, 12/01/2027	46,000	46,726
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	46,000	46,260
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	47,000	47,673
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	44,000	44,377
Targa Resources Corp., 5.20%, 07/01/2027	46,000	46,758
TC PipeLines LP, 3.90%, 05/25/2027	47,000	46,729
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/2027	44,000	45,698
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	48,000	47,209
Valero Energy Corp., 2.15%, 09/15/2027	51,000	48,915
Vnom Sub, Inc., 5.38%, 11/01/2027 (a)	47,000	46,969
		1,765,087
Financials — 27.8%(b)
Air Lease Corp., 5.85%, 12/15/2027	48,000	49,695
Aircastle Ltd., 2.85%, 01/26/2028 (a)	56,000	53,885
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	48,000	47,686
Ally Financial, Inc., 7.10%, 11/15/2027	44,000	46,404
Financials — 27.8%(b) (continued)
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	$46,000	$46,743
American National Group, Inc., 5.00%, 06/15/2027	48,000	48,376
American Tower Corp., 3.65%, 03/15/2027	50,000	49,613
Andrew W Mellon Foundation, 0.95%, 08/01/2027	58,000	54,835
Aon North America, Inc., 5.13%, 03/01/2027	46,000	46,630
Ares Capital Corp., 2.88%, 06/15/2027	50,000	48,725
Arthur J Gallagher & Co., 4.60%, 12/15/2027	49,000	49,437
Athene Global Funding, 5.35%, 07/09/2027 (a)	47,000	47,777
AvalonBay Communities, Inc., 3.20%, 01/15/2028	50,000	49,043
Aviation Capital Group LLC, 4.75%, 04/14/2027 (a)	48,000	48,225
Avolon Holdings Funding Ltd., 4.95%, 01/15/2028 (a)	48,000	48,479
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	51,000	50,602
Bank of America Corp., 4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	47,000	47,837
Bank of Montreal, 5.00% (SOFR + 0.67%), 01/27/2029	47,000	47,942
Bank of New York Mellon Corp., 4.44% to 06/09/2027 then SOFR + 0.68%, 06/09/2028	50,000	50,318
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028	48,000	48,240
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	49,000	47,912
BlackRock Funding, Inc., 4.60%, 07/26/2027	48,000	48,602
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (a)	45,000	46,542
Blackstone Private Credit Fund, 4.95%, 09/26/2027	47,000	47,189
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	46,000	47,073
Blue Owl Capital Corp., 3.13%, 04/13/2027	48,000	46,597
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	45,000	47,238

The accompanying notes are an integral part of the financial statements.
3

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Financials — 27.8%(b) (continued)
Boston Properties LP, 6.75%, 12/01/2027	$44,000	$46,298
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	46,000	46,734
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	47,000	46,726
Brookfield Finance, Inc., 3.90%, 01/25/2028	48,000	47,660
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	48,000	48,948
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	47,000	46,639
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	48,000	48,484
Charles Schwab Corp., 2.45%, 03/03/2027	49,000	47,893
CNA Financial Corp., 3.45%, 08/15/2027	50,000	49,329
CNO Global Funding, 4.88%, 12/10/2027 (a)	47,000	47,637
Commonwealth Bank of Australia, 2.55%, 03/14/2027 (a)	49,000	47,982
Corebridge Global Funding, 4.90%, 01/07/2028 (a)	47,000	47,840
Crown Castle, Inc., 5.00%, 01/11/2028	48,000	48,652
Digital Realty Trust LP, 5.55%, 01/15/2028	45,000	46,350
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	58,000	54,695
EPR Properties, 4.50%, 06/01/2027	49,000	48,846
Equinix, Inc., 1.80%, 07/15/2027	54,000	51,733
Equitable Financial Life Global Funding, 4.60%, 04/01/2027 (a)	48,000	48,278
ERP Operating LP, 3.25%, 08/01/2027	51,000	50,248
Essex Portfolio LP, 3.63%, 05/01/2027	48,000	47,574
Extra Space Storage LP, 3.88%, 12/15/2027	49,000	48,566
F&G Global Funding, 5.88%, 06/10/2027 (a)	45,000	46,168
Federal Realty OP LP, 3.25%, 07/15/2027	48,000	47,166
Fifth Third Bancorp, 6.36% to 10/27/2027 then SOFR + 2.19%, 10/27/2028	45,000	46,998
Financials — 27.8%(b) (continued)
Fiserv, Inc., 5.15%, 03/15/2027	$46,000	$46,582
FS KKR Capital Corp., 3.25%, 07/15/2027	49,000	47,181
GATX Corp., 5.40%, 03/15/2027	47,000	47,670
Global Payments, Inc., 4.95%, 08/15/2027	49,000	49,536
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	45,000	46,030
Goldman Sachs Group, Inc., 4.94% (SOFR + 1.32%), 04/23/2028	47,000	47,493
Golub Capital BDC, Inc., 2.05%, 02/15/2027	49,000	47,063
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	45,000	46,373
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	45,000	46,676
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	49,000	48,565
Healthpeak OP LLC, 1.35%, 02/01/2027	51,000	49,042
Highwoods Realty LP, 3.88%, 03/01/2027	48,000	47,426
HPS Corporate Lending Fund, 5.30%, 06/05/2027 (a)	47,000	47,244
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	47,000	46,929
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	45,000	46,499
JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), 01/24/2029	47,000	47,837
Kimco Realty OP LLC, 3.80%, 04/01/2027	49,000	48,692
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/2027 (a)	51,000	50,164
LPL Holdings, Inc., 5.70%, 05/20/2027	47,000	47,903
Macquarie Bank Ltd., 5.27%, 07/02/2027 (a)	48,000	49,125
Main Street Capital Corp., 6.50%, 06/04/2027	48,000	49,058
Manulife Financial Corp., 2.48%, 05/19/2027	50,000	48,652
Markel Group, Inc., 3.50%, 11/01/2027	49,000	48,248
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	47,000	47,546

The accompanying notes are an integral part of the financial statements.
4

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Financials — 27.8%(b) (continued)
Mastercard, Inc., 4.10%, 01/15/2028	$48,000	$48,291
Mercury General Corp., 4.40%, 03/15/2027	47,000	46,685
Mid-America Apartments LP, 3.60%, 06/01/2027	48,000	47,655
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	48,000	47,851
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	48,000	48,814
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 4.50%, 03/15/2027 (a)	47,000	47,106
New Mountain Finance Corp., 6.20%, 10/15/2027	46,000	46,796
New York Life Global Funding, 4.40%, 12/13/2027 (a)	50,000	50,379
NNN REIT, Inc., 3.50%, 10/15/2027	49,000	48,342
Northern Trust Corp., 4.00%, 05/10/2027	49,000	49,020
Northwestern Mutual Global Funding, 4.11%, 09/12/2027 (a)	48,000	48,090
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	49,000	49,396
ORIX Corp., 5.00%, 09/13/2027	46,000	46,734
Pacific Life Global Funding II, 1.45%, 01/20/2028 (a)	64,000	60,274
PayPal Holdings, Inc., 3.90%, 06/01/2027	48,000	47,949
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.88%, 11/15/2027 (a)	45,000	46,455
Principal Life Global Funding II, 4.80%, 01/09/2028 (a)	48,000	48,686
Progressive Corp., 2.50%, 03/15/2027	48,000	46,892
Prologis LP, 3.38%, 12/15/2027	50,000	49,326
Public Storage Operating Co., 3.09%, 09/15/2027	47,000	46,166
Radian Group, Inc., 4.88%, 03/15/2027	48,000	48,076
Realty Income Corp., 3.95%, 08/15/2027	47,000	46,905
Regency Centers LP, 3.60%, 02/01/2027	50,000	49,597
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	49,000	48,295
Financials — 27.8%(b) (continued)
Royal Bank of Canada, 4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	$47,000	$47,391
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	47,000	47,806
Santander Holdings USA, Inc., 4.40%, 07/13/2027	49,000	49,115
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	48,000	47,618
Simon Property Group LP, 3.38%, 12/01/2027	48,000	47,397
State Street Corp., 4.54% (SOFR + 0.95%), 04/24/2028	49,000	49,371
Tanger Properties LP, 3.88%, 07/15/2027	48,000	47,473
Toronto-Dominion Bank, 4.98%, 04/05/2027	48,000	48,622
UDR, Inc., 3.50%, 01/15/2028	48,000	47,305
Ventas Realty LP, 3.85%, 04/01/2027	49,000	48,733
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	50,000	50,640
Visa, Inc., 0.75%, 08/15/2027	61,000	57,607
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (c)	56,000	54,343
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	45,000	46,025
Welltower OP LLC, 2.70%, 02/15/2027	49,000	48,064
Westpac Banking Corp., 5.46%, 11/18/2027	45,000	46,447
Weyerhaeuser Co., 6.95%, 10/01/2027	44,000	46,377
Willis North America, Inc., 4.65%, 06/15/2027	48,000	48,312
		5,659,049
Health Care — 9.4%
Abbott Laboratories, 1.15%, 01/30/2028	64,000	60,184
AbbVie, Inc., 4.80%, 03/15/2027	46,000	46,476
Agilent Technologies, Inc., 4.20%, 09/09/2027	47,000	47,019
Amgen, Inc., 2.20%, 02/21/2027	50,000	48,671

The accompanying notes are an integral part of the financial statements.
5

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Health Care — 9.4% (continued)
Astrazeneca Finance LLC, 4.80%, 02/26/2027	$46,000	$46,547
Baxter International, Inc., 1.92%, 02/01/2027	51,000	49,328
Becton Dickinson & Co., 3.70%, 06/06/2027	49,000	48,657
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	49,000	48,257
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	47,000	47,584
Cardinal Health, Inc., 3.41%, 06/15/2027	49,000	48,384
Cencora, Inc., 4.63%, 12/15/2027	49,000	49,472
Centene Corp., 4.25%, 12/15/2027	48,000	46,875
Cigna Group, 3.05%, 10/15/2027	49,000	47,968
CommonSpirit Health, 6.07%, 11/01/2027	45,000	46,563
CSL Finance PLC, 3.85%, 04/27/2027 (a)	48,000	47,834
CVS Health Corp., 1.30%, 08/21/2027	61,000	57,598
Elevance Health, Inc., 3.65%, 12/01/2027	51,000	50,567
Eli Lilly & Co., 4.15%, 08/14/2027	49,000	49,284
Gilead Sciences, Inc., 1.20%, 10/01/2027	62,000	58,615
GlaxoSmithKline Capital PLC, 4.32%, 03/12/2027	50,000	50,316
HCA, Inc., 3.13%, 03/15/2027	48,000	47,223
Humana, Inc., 1.35%, 02/03/2027	51,000	48,984
Illumina, Inc., 5.75%, 12/13/2027	46,000	47,326
Johnson & Johnson, 4.50%, 03/01/2027	46,000	46,450
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	49,000	48,371
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	48,000	47,586
Merck & Co., Inc., 1.70%, 06/10/2027	53,000	51,062
Novartis Capital Corp., 2.00%, 02/14/2027	49,000	47,759
Quest Diagnostics, Inc., 4.60%, 12/15/2027	48,000	48,523
Royalty Pharma PLC, 1.75%, 09/02/2027	54,000	51,370
Smith & Nephew PLC, 5.15%, 03/20/2027	47,000	47,655
Health Care — 9.4% (continued)
Solventum Corp., 5.45%, 02/25/2027	$45,000	$45,863
SSM Health Care Corp., 3.82%, 06/01/2027	48,000	47,754
Stryker Corp., 4.55%, 02/10/2027	48,000	48,392
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	46,000	46,773
UnitedHealth Group, Inc., 4.60%, 04/15/2027	47,000	47,380
Viatris, Inc., 2.30%, 06/22/2027	52,000	49,902
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	47,000	47,334
Zoetis, Inc., 3.00%, 09/12/2027	49,000	48,019
		1,909,925
Industrials — 9.7%
3M Co., 2.88%, 10/15/2027	49,000	47,864
AGCO Corp., 5.45%, 03/21/2027	46,000	46,594
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	49,000	48,235
Amphenol Corp., 5.05%, 04/05/2027	46,000	46,697
Boeing Co., 6.26%, 05/01/2027	45,000	46,306
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	50,000	49,411
Carrier Global Corp., 2.49%, 02/15/2027	48,000	46,964
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	46,000	46,651
CNH Industrial Capital LLC, 4.50%, 10/08/2027	48,000	48,268
CNH Industrial NV, 3.85%, 11/15/2027	48,000	47,777
CSX Corp., 3.25%, 06/01/2027	49,000	48,338
Eaton Corp., 3.10%, 09/15/2027	49,000	48,185
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	45,000	45,852
Emerson Electric Co., 1.80%, 10/15/2027	52,000	49,807
General Dynamics Corp., 3.50%, 04/01/2027	48,000	47,750
Hexcel Corp., 4.20%, 02/15/2027 (d)	48,000	47,685
Honeywell International, Inc., 4.65%, 07/30/2027	48,000	48,583

The accompanying notes are an integral part of the financial statements.
6

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Industrials — 9.7% (continued)
Howmet Aerospace, Inc., 5.90%, 02/01/2027	$48,000	$49,017
Hubbell, Inc., 3.15%, 08/15/2027	48,000	47,042
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	49,000	48,115
Ingersoll Rand, Inc., 5.20%, 06/15/2027	46,000	46,784
John Deere Capital Corp., 4.65%, 01/07/2028	47,000	47,782
Keysight Technologies, Inc., 4.60%, 04/06/2027	47,000	47,215
Lennox International, Inc., 1.70%, 08/01/2027	54,000	51,505
Lockheed Martin Corp., 5.10%, 11/15/2027	45,000	46,093
Norfolk Southern Corp., 3.15%, 06/01/2027	49,000	48,283
Northrop Grumman Corp., 3.25%, 01/15/2028	48,000	47,133
Otis Worldwide Corp., 2.29%, 04/05/2027	49,000	47,703
PACCAR Financial Corp., 4.25%, 06/23/2027	50,000	50,306
Parker-Hannifin Corp., 4.25%, 09/15/2027	48,000	48,169
Quanta Services, Inc., 4.75%, 08/09/2027	47,000	47,509
Republic Services, Inc., 3.38%, 11/15/2027	49,000	48,439
RTX Corp., 3.50%, 03/15/2027	48,000	47,575
Ryder System, Inc., 5.30%, 03/15/2027	47,000	47,668
Textron, Inc., 3.65%, 03/15/2027	48,000	47,495
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	48,000	47,445
Tyco Electronics Group SA, 3.13%, 08/15/2027	49,000	48,123
Union Pacific Corp., 2.15%, 02/05/2027	51,000	49,710
United Parcel Service, Inc., 3.05%, 11/15/2027	49,000	48,166
Waste Management, Inc., 4.95%, 07/03/2027	47,000	47,833
Xylem, Inc., 1.95%, 01/30/2028	60,000	57,313
		1,973,390
Materials — 6.7%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	50,000	48,307
Materials — 6.7% (continued)
Albemarle Corp., 4.65%, 06/01/2027	$48,000	$48,007
Amrize Finance US LLC, 4.60%, 04/07/2027 (a)	47,000	47,240
ArcelorMittal SA, 6.55%, 11/29/2027	45,000	46,947
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	48,000	48,037
Carlisle Cos., Inc., 3.75%, 12/01/2027	49,000	48,543
Ecolab, Inc., 5.25%, 01/15/2028	45,000	46,344
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	48,000	47,976
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	50,000	48,500
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	46,000	46,702
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	60,000	56,895
Kinross Gold Corp., 4.50%, 07/15/2027	49,000	49,086
LYB International Finance II BV, 3.50%, 03/02/2027	47,000	46,411
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	49,000	48,326
Mosaic Co., 4.05%, 11/15/2027	48,000	47,754
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	46,647	46,364
Nucor Corp., 4.30%, 05/23/2027	49,000	49,124
Nutrien Ltd., 4.50%, 03/12/2027	48,000	48,223
Owens Corning, 5.50%, 06/15/2027	46,000	47,017
Packaging Corp. of America, 3.40%, 12/15/2027	50,000	49,095
Rio Tinto Finance USA PLC, 4.38%, 03/12/2027	47,000	47,277
RPM International, Inc., 3.75%, 03/15/2027	47,000	46,613
Sherwin-Williams Co., 3.45%, 06/01/2027	48,000	47,435
Sonoco Products Co., 2.25%, 02/01/2027	49,000	47,586
Steel Dynamics, Inc., 1.65%, 10/15/2027	61,000	57,776
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	46,000	48,693
Vulcan Materials Co., 3.90%, 04/01/2027	48,000	47,843

The accompanying notes are an integral part of the financial statements.
7

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Materials — 6.7% (continued)
WRKCo, Inc., 3.38%, 09/15/2027	$49,000	$48,339
		1,356,460
Technology — 8.1%
Accenture Capital, Inc., 3.90%, 10/04/2027	47,000	47,020
Adobe, Inc., 4.75%, 01/17/2028	47,000	47,931
Analog Devices, Inc., 3.45%, 06/15/2027	51,000	50,599
Apple, Inc., 3.00%, 11/13/2027	49,000	48,310
Applied Materials, Inc., 3.30%, 04/01/2027	50,000	49,557
Arrow Electronics, Inc., 3.88%, 01/12/2028	48,000	47,376
Autodesk, Inc., 3.50%, 06/15/2027	49,000	48,448
Broadcom, Inc., 5.05%, 07/12/2027	47,000	47,732
Cadence Design Systems, Inc., 4.20%, 09/10/2027	47,000	47,197
Cisco Systems, Inc., 4.80%, 02/26/2027	46,000	46,576
Dell International LLC / EMC Corp., 6.10%, 07/15/2027	45,000	46,486
Equifax, Inc., 5.10%, 12/15/2027	48,000	48,908
FactSet Research Systems, Inc., 2.90%, 03/01/2027	50,000	49,056
Flex Ltd., 6.00%, 01/15/2028	45,000	46,598
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	47,000	47,223
HP, Inc., 4.75%, 01/15/2028	48,000	48,627
Intel Corp., 3.75%, 08/05/2027	49,000	48,484
Intuit, Inc., 1.35%, 07/15/2027	53,000	50,582
Jabil, Inc., 4.25%, 05/15/2027	48,000	48,006
Microsoft Corp., 3.40%, 06/15/2027	47,000	46,819
Moody’s Corp., 3.25%, 01/15/2028	48,000	47,239
NetApp, Inc., 2.38%, 06/22/2027	50,000	48,382
Nokia Oyj, 4.38%, 06/12/2027	47,000	46,698
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	50,000	50,144
Open Text Corp., 6.90%, 12/01/2027 (a)	47,000	48,777
Oracle Corp., 2.80%, 04/01/2027	50,000	48,953
Technology — 8.1% (continued)
QUALCOMM, Inc., 3.25%, 05/20/2027	$49,000	$48,508
Roper Technologies, Inc., 1.40%, 09/15/2027	57,000	54,015
S&P Global, Inc., 2.45%, 03/01/2027	49,000	47,855
Synopsys, Inc., 4.55%, 04/01/2027	48,000	48,284
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	47,000	46,657
Texas Instruments, Inc., 4.60%, 02/08/2027	48,000	48,468
VMware LLC, 4.65%, 05/15/2027	47,000	47,300
Workday, Inc., 3.50%, 04/01/2027	48,000	47,541
		1,640,356
Utilities — 9.0%
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (a)	49,000	49,591
Ameren Corp., 1.95%, 03/15/2027	52,000	50,254
American Electric Power Co., Inc., 5.75%, 11/01/2027	45,000	46,409
American Water Capital Corp., 2.95%, 09/01/2027	49,000	48,009
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	49,000	48,963
Arizona Public Service Co., 2.95%, 09/15/2027	48,000	46,809
Atmos Energy Corp., 3.00%, 06/15/2027	49,000	48,241
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (a)	49,000	49,308
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	50,000	49,223
CMS Energy Corp., 3.45%, 08/15/2027	48,000	47,352
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	49,000	48,101
DTE Electric Co., 4.25%, 05/14/2027	47,000	47,188
Duke Energy Progress LLC, 4.35%, 03/06/2027	49,000	49,306
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	50,000	49,030
Entergy Louisiana LLC, 3.12%, 09/01/2027	49,000	48,150
Essential Utilities, Inc., 4.80%, 08/15/2027	49,000	49,521

The accompanying notes are an integral part of the financial statements.
8

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

August 31, 2025

	Par	Value
Utilities — 9.0% (continued)
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (a)	$46,000	$46,838
Eversource Energy, 4.60%, 07/01/2027	48,000	48,309
Exelon Corp., 2.75%, 03/15/2027	51,000	49,959
FirstEnergy Corp., 3.90%, 07/15/2027 (d)	48,000	47,650
Georgia Power Co., 5.00%, 02/23/2027	46,000	46,645
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	47,000	47,604
MidAmerican Energy Co., 3.10%, 05/01/2027	48,000	47,380
National Fuel Gas Co., 3.95%, 09/15/2027	48,000	47,495
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027	47,000	47,106
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027	48,000	48,412
NiSource, Inc., 3.49%, 05/15/2027	51,000	50,463
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	52,000	49,647
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027 (a)	46,000	46,316
Pacific Gas and Electric Co., 5.45%, 06/15/2027	48,000	48,720
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	45,000	46,633
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (a)	49,000	48,261
Southern California Edison Co., 4.88%, 02/01/2027	49,000	49,412
Southern California Gas Co., 2.95%, 04/15/2027	49,000	48,125
Utilities — 9.0% (continued)
Southwest Gas Corp., 5.80%, 12/01/2027	$48,000	$49,427
Virginia Electric and Power Co., 3.75%, 05/15/2027	49,000	48,755
WEC Energy Group, Inc., 4.75%, 01/15/2028	48,000	48,736
Xcel Energy, Inc., 1.75%, 03/15/2027	49,000	47,233
		1,834,581
TOTAL CORPORATE BONDS (Cost $20,030,181)		20,118,852

TOTAL INVESTMENTS — 98.9% (Cost $20,030,181)		20,118,852
Other Assets in Excess of Liabilities — 1.1%		233,675
TOTAL NET ASSETS — 100.0%		$20,352,527

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $3,292,449 or 16.2% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
9

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2025

	Par	Value
CORPORATE BONDS — 98.7%
Communications — 3.4%
AT&T, Inc., 1.65%, 02/01/2028	$90,000	$84,925
Booking Holdings, Inc., 3.55%, 03/15/2028	82,000	81,078
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029	93,000	86,526
Comcast Corp., 4.55%, 01/15/2029	81,000	82,157
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	81,000	83,612
Expedia Group, Inc., 3.80%, 02/15/2028	83,000	82,200
Fox Corp., 4.71%, 01/25/2029	83,000	83,947
Interpublic Group of Cos., Inc., 4.65%, 10/01/2028	82,000	82,631
Meta Platforms, Inc., 4.60%, 05/15/2028	81,000	82,582
Netflix, Inc., 5.88%, 11/15/2028	79,000	83,436
Paramount Global, 3.70%, 06/01/2028	84,000	82,192
Sprint Capital Corp., 6.88%, 11/15/2028	92,000	98,971
T-Mobile USA, Inc., 4.85%, 01/15/2029	81,000	82,634
Verizon Communications, Inc., 2.10%, 03/22/2028	87,000	82,836
Vodafone Group PLC, 4.38%, 05/30/2028	83,000	84,524
		1,264,251
Consumer Discretionary — 7.4%
Amazon.com, Inc., 1.65%, 05/12/2028	85,000	80,326
Automatic Data Processing, Inc., 1.70%, 05/15/2028	85,000	80,444
AutoNation, Inc., 1.95%, 08/01/2028	87,000	81,448
AutoZone, Inc., 6.25%, 11/01/2028	79,000	83,902
Best Buy Co., Inc., 4.45%, 10/01/2028	82,000	82,585
Block Financial LLC, 2.50%, 07/15/2028	85,000	80,487
BMW US Capital LLC, 4.75%, 03/21/2028 (a)	83,000	84,318
Carnival Corp., 4.00%, 08/01/2028 (a)	87,000	85,446
Cintas Corp. No 2, 4.20%, 05/01/2028	81,000	81,468
Delta Air Lines, Inc., 4.95%, 07/10/2028	81,000	81,996
Consumer Discretionary — 7.4% (continued)
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	$81,000	$82,093
General Motors Co., 5.35%, 04/15/2028	80,000	81,800
Genuine Parts Co., 6.50%, 11/01/2028	93,000	98,927
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (a)	79,000	82,460
Home Depot, Inc., 1.50%, 09/15/2028	90,000	83,890
Honda Motor Co. Ltd., 4.44%, 07/08/2028	83,000	83,519
Hyatt Hotels Corp., 5.05%, 03/30/2028	81,000	82,352
Hyundai Capital America, 4.90%, 06/23/2028 (a)	81,000	82,060
Las Vegas Sands Corp., 5.63%, 06/15/2028	82,000	83,952
LKQ Corp., 5.75%, 06/15/2028	81,000	83,711
Lowe’s Cos., Inc., 1.70%, 09/15/2028	90,000	83,874
Marriott International, Inc./MD, 5.55%, 10/15/2028	80,000	83,129
Masco Corp., 1.50%, 02/15/2028	88,000	82,354
McDonald’s Corp., 4.80%, 08/14/2028	82,000	83,836
Mohawk Industries, Inc., 5.85%, 09/18/2028	80,000	83,597
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	83,000	83,343
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)	79,000	80,410
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	79,000	82,271
Starbucks Corp., 4.50%, 05/15/2028	82,000	82,856
TJX Cos., Inc., 1.15%, 05/15/2028	87,000	80,919
Toll Brothers Finance Corp., 4.35%, 02/15/2028	82,000	82,193
Toyota Motor Credit Corp., 4.65%, 01/05/2029	81,000	82,491
UL Solutions, Inc., 6.50%, 10/20/2028 (a)	80,000	84,627
		2,743,084
Consumer Staples — 7.4%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	88,000	82,101
Altria Group, Inc., 4.88%, 02/04/2028	84,000	85,270

The accompanying notes are an integral part of the financial statements.
10

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Consumer Staples — 7.4% (continued)
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	$81,000	$82,774
BAT International Finance PLC, 4.45%, 03/16/2028	82,000	82,295
Cargill, Inc., 4.63%, 02/11/2028 (a)	81,000	82,154
Clorox Co., 3.90%, 05/15/2028	83,000	82,684
Coca-Cola Co., 1.50%, 03/05/2028	89,000	84,246
Colgate-Palmolive Co., 4.60%, 03/01/2028	82,000	83,564
Conagra Brands, Inc., 4.85%, 11/01/2028	82,000	82,884
Constellation Brands, Inc., 4.80%, 01/15/2029	81,000	82,185
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	85,000	83,179
Dollar General Corp., 5.20%, 07/05/2028	81,000	83,038
Dollar Tree, Inc., 4.20%, 05/15/2028	82,000	81,796
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	84,000	84,578
General Mills, Inc., 5.50%, 10/17/2028	80,000	83,159
Hershey Co., 4.55%, 02/24/2028	81,000	82,317
Hormel Foods Corp., 1.70%, 06/03/2028	90,000	84,562
J M Smucker Co., 5.90%, 11/15/2028	80,000	83,980
Kellanova, 4.30%, 05/15/2028	82,000	82,515
Kenvue, Inc., 5.05%, 03/22/2028	82,000	84,074
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	81,000	80,912
Kimberly-Clark Corp., 3.95%, 11/01/2028	83,000	83,109
Kraft Heinz Foods Co., 4.63%, 01/30/2029	83,000	83,776
Kroger Co., 4.50%, 01/15/2029	81,000	82,001
Mars, Inc., 4.60%, 03/01/2028 (a)	80,000	80,997
Mondelez International, Inc., 4.25%, 05/06/2028	81,000	81,262
PepsiCo, Inc., 4.10%, 01/15/2029	83,000	83,194
Consumer Staples — 7.4% (continued)
Philip Morris International, Inc., 4.13%, 04/28/2028	$83,000	$83,185
Procter & Gamble Co., 4.35%, 01/29/2029	81,000	82,190
Sysco Corp., 5.75%, 01/17/2029	82,000	85,940
Target Corp., 4.35%, 06/15/2028	81,000	81,846
The Campbell’s Co., 4.15%, 03/15/2028	81,000	81,000
Walmart, Inc., 3.90%, 04/15/2028	81,000	81,269
		2,734,036
Energy — 6.9%
BP Capital Markets America, Inc., 4.23%, 11/06/2028	81,000	81,390
Cheniere Energy, Inc., 4.63%, 10/15/2028	82,000	81,936
Chevron USA, Inc., 4.48%, 02/26/2028	80,000	81,272
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	80,000	83,689
Devon Energy Corp., 5.88%, 06/15/2028	82,000	82,004
Enbridge, Inc., 4.60%, 06/20/2028	81,000	81,865
Energy Transfer LP, 6.10%, 12/01/2028	80,000	84,144
Enterprise Products Operating LLC, 4.30%, 06/20/2028	83,000	83,635
EOG Resources, Inc., 4.40%, 07/15/2028	81,000	81,784
EQT Corp., 4.50%, 01/15/2029 (a)	83,000	82,761
Equinor ASA, 4.25%, 06/02/2028	81,000	81,665
HF Sinclair Corp., 5.00%, 02/01/2028	85,000	85,061
Kinder Morgan, Inc., 4.30%, 03/01/2028	82,000	82,312
Marathon Petroleum Corp., 3.80%, 04/01/2028	83,000	82,185
MPLX LP, 4.00%, 03/15/2028	83,000	82,562
Occidental Petroleum Corp., 6.38%, 09/01/2028	80,000	83,477
ONEOK, Inc., 5.65%, 11/01/2028	80,000	83,101
Ovintiv, Inc., 5.65%, 05/15/2028	81,000	83,368
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	87,000	84,867

The accompanying notes are an integral part of the financial statements.
11

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Energy — 6.9% (continued)
Phillips 66 Co., 3.75%, 03/01/2028	$83,000	$82,327
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	84,000	83,480
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	82,000	81,980
Schlumberger Holdings Corp., 4.50%, 05/15/2028 (a)	82,000	82,618
Shell International Finance BV, 3.88%, 11/13/2028	83,000	82,895
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	81,000	82,579
TotalEnergies Capital SA, 3.88%, 10/11/2028	82,000	81,924
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	82,000	82,051
Valero Energy Corp., 4.35%, 06/01/2028	82,000	82,313
Western Midstream Operating LP, 6.35%, 01/15/2029	80,000	84,142
Williams Cos., Inc., 5.30%, 08/15/2028	80,000	82,530
Woodside Finance Ltd., 4.90%, 05/19/2028	82,000	83,047
		2,564,964
Financials — 31.6%(b)
Agree LP, 2.00%, 06/15/2028	86,000	81,101
Aircastle Ltd., 6.50%, 07/18/2028 (a)	81,000	85,172
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	79,000	81,126
American Express Co., 4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	83,000	83,428
American Homes 4 Rent LP, 4.25%, 02/15/2028	82,000	81,767
American International Group, Inc., 5.75% (3 mo. LIBOR US + 2.87%), 04/01/2048 (c)	80,000	81,493
American Tower Corp., 5.80%, 11/15/2028	80,000	83,627
Ameriprise Financial, Inc., 5.70%, 12/15/2028	80,000	83,839
Aon Corp., 4.50%, 12/15/2028	81,000	81,754
Ares Capital Corp., 2.88%, 06/15/2028	88,000	83,994
Ares Management Corp., 6.38%, 11/10/2028	79,000	83,689
Financials — 31.6%(b) (continued)
Ares Strategic Income Fund, 5.45%, 09/09/2028 (a)	$83,000	$83,503
Assurant, Inc., 4.90%, 03/27/2028	80,000	81,102
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	80,000	84,100
Athene Global Funding, 4.83%, 05/09/2028 (a)	82,000	83,003
AvalonBay Communities, Inc., 1.90%, 12/01/2028	89,000	83,284
Aviation Capital Group LLC, 6.75%, 10/25/2028 (a)	79,000	84,179
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028 (a)	80,000	83,672
Bank of America Corp., 4.62% (SOFR + 1.11%), 05/09/2029	82,000	82,925
Bank of Montreal, 5.72%, 09/25/2028	80,000	83,579
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	81,000	82,385
BGC Group, Inc., 8.00%, 05/25/2028	78,000	83,394
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)	91,000	84,961
Blackstone Private Credit Fund, 7.30%, 11/27/2028	78,000	83,372
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	81,000	82,177
Blue Owl Capital Corp., 2.88%, 06/11/2028	91,000	85,900
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	78,000	83,467
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028 (a)	82,000	83,026
Boston Properties LP, 4.50%, 12/01/2028	83,000	83,051
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	88,000	81,896
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	88,000	83,807
Brown & Brown, Inc., 4.70%, 06/23/2028	81,000	81,776
Camden Property Trust, 4.10%, 10/15/2028	82,000	82,076
Canadian Imperial Bank of Commerce, 4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029	80,000	81,170

The accompanying notes are an integral part of the financial statements.
12

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Financials — 31.6%(b) (continued)
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (a)	$92,000	$98,598
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	81,000	85,015
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	79,000	84,063
Cincinnati Financial Corp., 6.92%, 05/15/2028	78,000	83,554
Citigroup, Inc., 4.79% (SOFR + 0.87%), 03/04/2029	80,000	81,046
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	82,000	85,284
CME Group, Inc., 3.75%, 06/15/2028	82,000	81,702
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	81,000	84,034
COPT Defense Properties LP, 2.00%, 01/15/2029	95,000	87,724
Corebridge Global Funding, 5.20%, 01/12/2029 (a)	81,000	83,277
Crown Castle, Inc., 4.80%, 09/01/2028	80,000	80,951
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	85,000	82,757
CubeSmart LP, 2.25%, 12/15/2028	87,000	81,865
Digital Realty Trust LP, 4.45%, 07/15/2028	83,000	83,641
EPR Properties, 4.95%, 04/15/2028	81,000	81,440
Equinix, Inc., 2.00%, 05/15/2028	89,000	84,095
Equitable America Global Funding, 4.65%, 06/09/2028 (a)	81,000	81,792
ERP Operating LP, 4.15%, 12/01/2028	83,000	83,232
Essex Portfolio LP, 1.70%, 03/01/2028	89,000	83,746
Extra Space Storage LP, 5.70%, 04/01/2028	80,000	82,651
F&G Global Funding, 2.00%, 09/20/2028 (a)	91,000	84,408
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	80,000	81,100
Federal Realty OP LP, 5.38%, 05/01/2028	82,000	84,310
Fidelity National Financial, Inc., 4.50%, 08/15/2028	85,000	85,216
Financials — 31.6%(b) (continued)
Fidelity National Information Services, Inc., 1.65%, 03/01/2028	$86,000	$81,023
Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	81,000	85,497
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	80,000	83,069
Fiserv, Inc., 5.38%, 08/21/2028	81,000	83,555
FS KKR Capital Corp., 7.88%, 01/15/2029	80,000	83,833
GATX Corp., 4.55%, 11/07/2028	82,000	82,565
Global Payments, Inc., 4.45%, 06/01/2028	83,000	83,200
Globe Life, Inc., 4.55%, 09/15/2028	80,000	80,568
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029	81,000	82,469
Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), 10/24/2029	93,000	98,966
Goldman Sachs Private Credit Corp., 5.88%, 05/06/2028 (a)	80,000	81,256
Golub Capital BDC, Inc., 7.05%, 12/05/2028	80,000	84,531
Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (a)	83,000	83,330
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (a)	83,000	81,833
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	83,000	82,436
Guardian Life Global Funding, 5.74%, 10/02/2028 (a)	79,000	82,701
Healthpeak OP LLC, 2.13%, 12/01/2028	89,000	83,271
Highwoods Realty LP, 4.13%, 03/15/2028	82,000	80,783
Horace Mann Educators Corp., 7.25%, 09/15/2028	91,000	97,777
HPS Corporate Lending Fund, 6.75%, 01/30/2029	82,000	85,548
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	79,000	83,254
Intercontinental Exchange, Inc., 3.63%, 09/01/2028	83,000	81,877
Invitation Homes Operating Partnership LP, 2.30%, 11/15/2028	90,000	84,942

The accompanying notes are an integral part of the financial statements.
13

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Financials — 31.6%(b) (continued)
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	$82,000	$85,488
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028	78,000	83,808
JPMorgan Chase & Co., 5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	81,000	82,967
KeyCorp, 4.10%, 04/30/2028	83,000	82,866
Kilroy Realty LP, 4.75%, 12/15/2028	83,000	83,219
Kimco Realty OP LLC, 1.90%, 03/01/2028	88,000	83,552
Lazard Group LLC, 4.50%, 09/19/2028	83,000	83,366
Lincoln Financial Global Funding, 4.63%, 05/28/2028 (a)	82,000	82,817
LPL Holdings, Inc., 4.90%, 04/03/2028	80,000	81,018
LXP Industrial Trust, 6.75%, 11/15/2028	79,000	83,988
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	88,000	95,813
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	83,000	84,196
Macquarie Bank Ltd., 4.33%, 06/12/2028 (a)	81,000	81,722
Marex Group PLC, 5.83%, 05/08/2028	80,000	81,088
Mastercard, Inc., 4.55%, 03/15/2028	81,000	82,328
MGIC Investment Corp., 5.25%, 08/15/2028	85,000	85,034
Mid-America Apartments LP, 4.20%, 06/15/2028	82,000	82,212
Morgan Stanley, 4.99% (SOFR + 1.38%), 04/12/2029	83,000	84,542
Mutual of Omaha Cos. Global Funding, 4.51%, 06/09/2028 (a)	81,000	81,639
Nasdaq, Inc., 5.35%, 06/28/2028	82,000	84,606
New York Life Global Funding, 4.15%, 07/25/2028 (a)	83,000	83,267
NNN REIT, Inc., 4.30%, 10/15/2028	81,000	81,105
Northern Trust Corp., 3.65%, 08/03/2028	86,000	85,393
Northwestern Mutual Global Funding, 4.49%, 03/21/2028 (a)	80,000	81,007
Financials — 31.6%(b) (continued)
Nuveen LLC, 4.00%, 11/01/2028 (a)	$83,000	$82,821
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	90,000	97,777
Pacific Life Global Funding II, 4.45%, 05/01/2028 (a)	82,000	83,009
PayPal Holdings, Inc., 4.45%, 03/06/2028	80,000	80,901
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	81,000	84,749
Piedmont Operating Partnership LP, 9.25%, 07/20/2028	87,000	96,698
PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), 06/12/2029	81,000	84,026
Prologis LP, 4.88%, 06/15/2028	80,000	81,819
Public Storage Operating Co., 5.13%, 01/15/2029	81,000	83,840
Realty Income Corp., 2.10%, 03/15/2028	87,000	82,900
Regency Centers LP, 4.13%, 03/15/2028	82,000	81,852
Regions Financial Corp., 1.80%, 08/12/2028	87,000	81,318
Rexford Industrial Realty LP, 5.00%, 06/15/2028	82,000	83,220
RGA Global Funding, 6.00%, 11/21/2028 (a)	80,000	84,071
Royal Bank of Canada, 4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	83,000	83,744
Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), 03/20/2029	82,000	83,943
Simon Property Group LP, 1.75%, 02/01/2028	89,000	84,458
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/2028	93,000	98,397
State Street Corp., 4.54%, 02/28/2028	83,000	84,178
Store Capital LLC, 4.50%, 03/15/2028	82,000	81,536
Sun Communities Operating LP, 2.30%, 11/01/2028	85,000	80,433
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	83,000	83,584
Toronto-Dominion Bank, 4.57%, 06/02/2028	82,000	82,952
Truist Financial Corp., 5.44% to 01/24/2029 then SOFR + 1.62%, 01/24/2030	81,000	83,970

The accompanying notes are an integral part of the financial statements.
14

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Financials — 31.6%(b) (continued)
UDR, Inc., 4.40%, 01/26/2029	$83,000	$83,211
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	81,000	83,793
Ventas Realty LP, 4.40%, 01/15/2029	83,000	83,251
VICI Properties LP, 4.75%, 04/01/2028	80,000	80,870
WEA Finance LLC, 4.13%, 09/20/2028 (a)	83,000	81,986
Wells Fargo & Co., 4.97% (SOFR + 1.37%), 04/23/2029	83,000	84,575
Welltower OP LLC, 2.05%, 01/15/2029	89,000	83,227
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)	83,000	83,556
Westpac Banking Corp., 5.54%, 11/17/2028	80,000	83,874
Willis North America, Inc., 4.50%, 09/15/2028	81,000	81,707
		11,649,867
Health Care — 7.6%
AbbVie, Inc., 4.65%, 03/15/2028	81,000	82,336
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	86,000	85,537
Amgen, Inc., 5.15%, 03/02/2028	81,000	82,892
Astrazeneca Finance LLC, 4.88%, 03/03/2028	82,000	83,847
Baxter International, Inc., 2.27%, 12/01/2028	87,000	81,642
Becton Dickinson & Co., 4.69%, 02/13/2028	83,000	84,146
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	82,000	82,222
Boston Scientific Corp., 4.00%, 03/01/2028	82,000	82,192
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	81,000	80,976
Centene Corp., 2.45%, 07/15/2028	91,000	84,069
CHRISTUS Health, 4.34%, 07/01/2028	83,000	83,305
Cigna Group, 4.38%, 10/15/2028	82,000	82,445
CVS Health Corp., 5.00%, 01/30/2029	81,000	82,549
Edwards Lifesciences Corp., 4.30%, 06/15/2028	83,000	83,479
Health Care — 7.6% (continued)
Elevance Health, Inc., 4.10%, 03/01/2028	$81,000	$80,943
Eli Lilly & Co., 4.55%, 02/12/2028	81,000	82,256
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	85,000	84,971
HCA, Inc., 5.00%, 03/01/2028	82,000	83,484
Humana, Inc., 5.75%, 12/01/2028	80,000	83,382
Johnson & Johnson, 4.55%, 03/01/2028	82,000	83,555
McKesson Corp., 4.90%, 07/15/2028	82,000	83,764
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	82,000	82,622
Merck & Co., Inc., 4.05%, 05/17/2028	82,000	82,435
Mylan, Inc., 4.55%, 04/15/2028	82,000	81,491
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	82,000	82,994
Revvity, Inc., 1.90%, 09/15/2028	89,000	82,802
Sanofi SA, 3.63%, 06/19/2028	84,000	83,553
SSM Health Care Corp., 4.89%, 06/01/2028	83,000	84,462
Stryker Corp., 4.70%, 02/10/2028	82,000	83,216
Sutter Health, 3.70%, 08/15/2028	82,000	81,206
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	86,000	80,403
UnitedHealth Group, Inc., 4.40%, 06/15/2028	81,000	81,783
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	82,000	84,915
Zoetis, Inc., 3.90%, 08/20/2028	81,000	80,897
		2,816,771
Industrials — 11.9%
3M Co., 3.63%, 09/14/2028	82,000	81,048
ABB Finance USA, Inc., 3.80%, 04/03/2028	82,000	82,208
Amphenol Corp., 4.38%, 06/12/2028	81,000	81,774
Boeing Co., 3.25%, 02/01/2028	87,000	84,962
Canadian National Railway Co., 6.90%, 07/15/2028	79,000	85,073
Canadian Pacific Railway Co., 4.00%, 06/01/2028	82,000	81,964

The accompanying notes are an integral part of the financial statements.
15

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Industrials — 11.9% (continued)
Caterpillar Financial Services Corp., 4.40%, 03/03/2028	$80,000	$80,925
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	82,000	82,096
CNH Industrial Capital LLC, 4.75%, 03/21/2028	80,000	80,894
CSX Corp., 3.80%, 03/01/2028	82,000	81,597
Cummins, Inc., 4.25%, 05/09/2028	82,000	82,661
Eaton Corp., 4.35%, 05/18/2028	83,000	83,797
Element Fleet Management Corp., 6.32%, 12/04/2028 (a)	80,000	84,699
Emerson Electric Co., 2.00%, 12/21/2028	87,000	81,871
FedEx Corp., 3.40%, 02/15/2028 (a)	83,000	81,388
General Dynamics Corp., 3.75%, 05/15/2028	83,000	82,820
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	84,000	81,361
HEICO Corp., 5.25%, 08/01/2028	83,000	85,305
Honeywell International, Inc., 4.25%, 01/15/2029	83,000	83,530
Howmet Aerospace, Inc., 3.00%, 01/15/2029	87,000	83,683
Hubbell, Inc., 3.50%, 02/15/2028	83,000	81,690
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	87,000	81,485
Ingersoll Rand, Inc., 5.40%, 08/14/2028	80,000	82,736
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	78,000	82,234
John Deere Capital Corp., 4.25%, 06/05/2028	81,000	81,682
Kennametal, Inc., 4.63%, 06/15/2028	81,000	81,580
Kirby Corp., 4.20%, 03/01/2028	81,000	80,762
L3Harris Technologies, Inc., 4.40%, 06/15/2028	82,000	82,464
Lennox International, Inc., 5.50%, 09/15/2028	81,000	83,915
Lockheed Martin Corp., 4.15%, 08/15/2028	83,000	83,436
MasTec, Inc., 4.50%, 08/15/2028 (a)	86,000	85,474
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	81,000	81,858
Industrials — 11.9% (continued)
Nordson Corp., 5.60%, 09/15/2028	$80,000	$82,920
Norfolk Southern Corp., 3.80%, 08/01/2028	85,000	84,591
nVent Finance Sarl, 4.55%, 04/15/2028	81,000	81,113
Oshkosh Corp., 4.60%, 05/15/2028	81,000	81,545
Otis Worldwide Corp., 5.25%, 08/16/2028	81,000	83,516
PACCAR Financial Corp., 4.55%, 03/03/2028	82,000	83,351
Regal Rexnord Corp., 6.05%, 04/15/2028	80,000	82,823
Republic Services, Inc., 3.95%, 05/15/2028	82,000	81,972
RTX Corp., 5.75%, 01/15/2029	80,000	83,977
Ryder System, Inc., 6.30%, 12/01/2028	80,000	85,107
Textron, Inc., 3.38%, 03/01/2028	84,000	82,225
Timken Co., 4.50%, 12/15/2028	81,000	81,560
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	83,000	82,681
Trimble, Inc., 4.90%, 06/15/2028	81,000	82,169
Union Pacific Corp., 3.95%, 09/10/2028	82,000	81,968
Veralto Corp., 5.35%, 09/18/2028	81,000	83,644
Vontier Corp., 2.40%, 04/01/2028	88,000	83,639
Waste Connections, Inc., 4.25%, 12/01/2028	81,000	81,589
Waste Management, Inc., 3.88%, 01/15/2029	83,000	82,350
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (d)	81,000	82,057
XPO, Inc., 6.25%, 06/01/2028 (a)	81,000	82,407
		4,380,176
Materials — 5.4%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	81,000	81,710
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	80,000	80,976
Amrize Finance US LLC, 4.70%, 04/07/2028 (a)	80,000	80,991

The accompanying notes are an integral part of the financial statements.
16

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Materials — 5.4% (continued)
Avery Dennison Corp., 4.88%, 12/06/2028	$81,000	$82,496
Berry Global, Inc., 5.50%, 04/15/2028	81,000	83,543
BHP Billiton Finance USA Ltd., 5.10%, 09/08/2028	81,000	83,424
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	84,000	83,059
Dow Chemical Co., 4.80%, 11/30/2028	82,000	83,123
DuPont de Nemours, Inc., 4.73%, 11/15/2028	83,000	84,654
Eastman Chemical Co., 4.50%, 12/01/2028	81,000	81,423
Ecolab, Inc., 4.30%, 06/15/2028	81,000	81,701
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	85,000	85,000
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	81,000	81,727
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	80,000	81,329
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	82,000	82,251
Mosaic Co., 5.38%, 11/15/2028	82,000	84,536
Nucor Corp., 3.95%, 05/01/2028	85,000	84,863
Nutrien Ltd., 4.90%, 03/27/2028	83,000	84,419
PPG Industries, Inc., 3.75%, 03/15/2028	83,000	82,302
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	80,000	80,851
Sherwin-Williams Co., 4.55%, 03/01/2028	81,000	81,834
Suzano Austria GmbH, 2.50%, 09/15/2028	87,000	81,279
WRKCo, Inc., 3.90%, 06/01/2028	86,000	85,364
Yara International ASA, 4.75%, 06/01/2028 (a)	82,000	82,607
		1,985,462
Technology — 7.6%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	81,000	81,803
Analog Devices, Inc., 4.25%, 06/15/2028	81,000	81,656
Apple, Inc., 4.00%, 05/12/2028	81,000	81,549
Technology — 7.6% (continued)
Avnet, Inc., 6.25%, 03/15/2028	$80,000	$83,307
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	83,000	81,080
Broadcom, Inc., 4.80%, 04/15/2028	81,000	82,471
CDW LLC / CDW Finance Corp., 3.28%, 12/01/2028	87,000	83,627
Cisco Systems, Inc., 4.55%, 02/24/2028	81,000	82,234
Concentrix Corp., 6.60%, 08/02/2028 (e)	81,000	85,718
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	80,000	81,130
DXC Technology Co., 2.38%, 09/15/2028	89,000	83,599
Equifax, Inc., 5.10%, 06/01/2028	81,000	82,850
Gartner, Inc., 4.50%, 07/01/2028 (a)	84,000	83,009
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028	82,000	84,385
Intel Corp., 4.88%, 02/10/2028	81,000	82,066
Intuit, Inc., 5.13%, 09/15/2028	80,000	82,656
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	88,000	83,667
Marvell Technology, Inc., 2.45%, 04/15/2028	87,000	83,292
Microchip Technology, Inc., 4.90%, 03/15/2028	81,000	82,148
Micron Technology, Inc., 5.38%, 04/15/2028	82,000	84,543
Motorola Solutions, Inc., 4.60%, 02/23/2028	81,000	81,874
NVIDIA Corp., 1.55%, 06/15/2028	90,000	84,810
NXP BV / NXP Funding LLC, 5.55%, 12/01/2028	82,000	84,958
Oracle Corp., 4.80%, 08/03/2028	83,000	84,592
QUALCOMM, Inc., 1.30%, 05/20/2028	90,000	84,168
Roper Technologies, Inc., 4.20%, 09/15/2028	82,000	82,054
S&P Global, Inc., 4.75%, 08/01/2028	84,000	85,684
Salesforce, Inc., 1.50%, 07/15/2028	86,000	80,621
Synopsys, Inc., 4.65%, 04/01/2028	81,000	82,095
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	82,000	83,557

The accompanying notes are an integral part of the financial statements.
17

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Technology — 7.6% (continued)
TD SYNNEX Corp., 2.38%, 08/09/2028	$89,000	$84,350
Teledyne Technologies, Inc., 2.25%, 04/01/2028	87,000	82,880
Texas Instruments, Inc., 4.60%, 02/15/2028	81,000	82,376
VMware LLC, 1.80%, 08/15/2028	87,000	81,369
		2,822,178
Utilities — 9.5%
AES Corp., 5.45%, 06/01/2028	81,000	82,898
Ameren Corp., 5.00%, 01/15/2029	81,000	82,795
American Electric Power Co., Inc., 5.20%, 01/15/2029	81,000	83,528
American Water Capital Corp., 3.75%, 09/01/2028	83,000	82,472
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	86,000	86,007
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	84,000	82,448
Black Hills Corp., 5.95%, 03/15/2028	79,000	82,142
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)	80,000	81,375
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	81,000	83,568
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028	83,000	83,102
Constellation Energy Generation LLC, 5.60%, 03/01/2028	81,000	83,964
Consumers Energy Co., 4.65%, 03/01/2028	83,000	84,152
Dominion Energy, Inc., 4.60%, 05/15/2028	82,000	82,908
DTE Energy Co., 4.88%, 06/01/2028	81,000	82,386
Duke Energy Corp., 4.85%, 01/05/2029	81,000	82,527
Enel Chile SA, 4.88%, 06/12/2028	82,000	83,021
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	80,000	81,000
Exelon Corp., 5.15%, 03/15/2028	81,000	82,859
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	82,000	83,915
Utilities — 9.5% (continued)
Interstate Power and Light Co., 4.10%, 09/26/2028	$82,000	$82,037
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	85,000	84,670
National Fuel Gas Co., 4.75%, 09/01/2028	84,000	84,262
National Grid PLC, 5.60%, 06/12/2028	82,000	84,867
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	83,000	84,299
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	79,000	82,072
NextEra Energy Capital Holdings, Inc., 4.85%, 02/04/2028	83,000	84,366
NiSource, Inc., 5.25%, 03/30/2028 (e)	82,000	84,256
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	82,000	81,562
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	84,000	84,647
Pacific Gas and Electric Co., 5.00%, 06/04/2028	81,000	82,157
Pinnacle West Capital Corp., 4.90%, 05/15/2028	80,000	81,195
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	81,000	81,847
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	80,000	83,754
Puget Energy, Inc., 2.38%, 06/15/2028	89,000	84,452
San Diego Gas & Electric Co., 4.95%, 08/15/2028	81,000	83,132
Southern California Edison Co., 5.65%, 10/01/2028	80,000	82,829
Southern Co., 4.85%, 06/15/2028	83,000	84,661
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	82,285
System Energy Resources, Inc., 6.00%, 04/15/2028	80,000	83,341
United Utilities PLC, 6.88%, 08/15/2028	89,000	94,994
WEC Energy Group, Inc., 2.20%, 12/15/2028	87,000	81,762
Xcel Energy, Inc., 4.75%, 03/21/2028	80,000	80,988
		3,501,502
TOTAL CORPORATE BONDS (Cost $36,142,778)		36,462,291

The accompanying notes are an integral part of the financial statements.
18

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONCLUDED)

August 31, 2025

	UNITS	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(f)	166,844	$166,844
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $166,844)		166,844

TOTAL INVESTMENTS — 99.2% (Cost $36,309,622)		36,629,135
Other Assets in Excess of Liabilities — 0.8%		289,916
TOTAL NET ASSETS — 100.0%		$36,919,051

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $5,321,672 or 14.4% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2025.

(e)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $163,589.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
19

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2025

	Par	Value
CORPORATE BONDS — 98.1%
Communications — 2.8%
Alphabet, Inc., 4.50%, 05/15/2035	$114,000	$113,069
AT&T, Inc., 5.38%, 08/15/2035	111,000	113,110
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/2035	114,000	114,201
Comcast Corp., 5.30%, 05/15/2035	110,000	112,222
T-Mobile USA, Inc., 5.30%, 05/15/2035	113,000	114,117
Verizon Communications, Inc., 5.25%, 04/02/2035	111,000	112,055
Walt Disney Co., 6.40%, 12/15/2035	101,000	113,785
		792,559
Consumer Discretionary — 7.5%
AutoNation, Inc., 5.89%, 03/15/2035	110,000	112,407
BMW US Capital LLC, 5.20%, 08/11/2035 (a)	114,000	113,372
DR Horton, Inc., 5.50%, 10/15/2035	109,000	111,637
General Motors Financial Co., Inc., 6.15%, 07/15/2035	110,000	112,987
Honda Motor Co. Ltd., 5.34%, 07/08/2035	113,000	113,604
J Paul Getty Trust, 4.91%, 04/01/2035	111,000	112,975
Lowe’s Cos., Inc., 5.50%, 10/15/2035	109,000	112,397
Magna International, Inc., 5.88%, 06/01/2035	109,000	113,401
Marriott International, Inc., 5.25%, 10/15/2035	116,000	115,143
McDonald’s Corp., 5.00%, 02/13/2036	114,000	114,089
Meritage Homes Corp., 5.65%, 03/15/2035 (b)	111,000	112,029
Northwestern University, 4.94%, 12/01/2035	110,000	111,856
Paychex, Inc., 5.60%, 04/15/2035	109,000	112,817
RELX Capital, Inc., 5.25%, 03/27/2035	109,000	111,351
Starbucks Corp., 5.40%, 05/15/2035	110,000	112,571
Tapestry, Inc., 5.50%, 03/11/2035	109,000	110,181
Toll Brothers Finance Corp., 5.60%, 06/15/2035	112,000	113,708
Consumer Discretionary — 7.5% (continued)
Toyota Motor Corp., 5.05%, 06/30/2035	$112,000	$113,111
Trustees of Columbia University in the City of New York, 4.36%, 10/01/2035	117,000	113,491
		2,143,127
Consumer Staples — 7.6%
Altria Group, Inc., 5.25%, 08/06/2035	114,000	113,777
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	118,000	115,162
Archer-Daniels-Midland Co., 5.38%, 09/15/2035	107,000	112,126
BAT Capital Corp., 5.63%, 08/15/2035	112,000	114,909
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	114,000	114,269
Conagra Brands, Inc., 5.75%, 08/01/2035 (b)	113,000	113,549
Flowers Foods, Inc., 5.75%, 03/15/2035	109,000	111,020
J M Smucker Co., 4.25%, 03/15/2035	121,000	112,534
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036 (a)(b)	114,000	114,376
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	114,000	112,578
Kraft Heinz Foods Co., 5.40%, 03/15/2035	111,000	111,658
Mondelez International, Inc., 5.13%, 05/06/2035	113,000	114,383
PepsiCo, Inc., 5.00%, 07/23/2035	114,000	115,056
Philip Morris International, Inc., 4.88%, 04/30/2035	114,000	112,927
Procter & Gamble Co., 4.60%, 05/01/2035	112,000	112,843
Sysco Corp., 5.40%, 03/23/2035	110,000	112,223
Target Corp., 5.25%, 02/15/2036	112,000	114,051
The Campbell’s Co., 4.75%, 03/23/2035	118,000	112,990
Walmart, Inc., 4.90%, 04/28/2035	111,000	112,738
		2,153,169

The accompanying notes are an integral part of the financial statements.
20

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Energy — 9.9%
APA Corp., 6.10%, 02/15/2035 (a)	$112,000	$112,118
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (a)	112,000	113,029
Chevron USA, Inc., 4.85%, 10/15/2035	116,000	115,509
CNOOC Petroleum North America ULC, 5.88%, 03/10/2035	100,000	110,842
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	114,000	114,038
Diamondback Energy, Inc., 5.55%, 04/01/2035	110,000	111,236
Enbridge, Inc., 5.55%, 06/20/2035	111,000	113,044
Energy Transfer LP, 5.70%, 04/01/2035	109,000	110,965
Enterprise Products Operating LLC, 5.20%, 01/15/2036	112,000	113,019
EOG Resources, Inc., 5.35%, 01/15/2036	112,000	113,671
Equinor ASA, 5.13%, 06/03/2035	112,000	114,077
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (a)	110,000	113,319
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (a)	112,000	113,245
Halliburton Co., 4.85%, 11/15/2035	117,000	114,018
Kinder Morgan, Inc., 5.85%, 06/01/2035	109,000	113,258
MPLX LP, 5.40%, 09/15/2035	116,000	114,517
ONEOK, Inc., 5.40%, 10/15/2035	116,000	114,894
Phillips 66 Co., 4.95%, 03/15/2035 (b)	114,000	111,710
Plains All American Pipeline LP, 5.95%, 06/15/2035	110,000	113,309
Shell Finance US, Inc., 4.13%, 05/11/2035	119,000	113,035
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (a)	114,000	114,648
Targa Resources Corp., 5.65%, 02/15/2036	114,000	115,141
Viper Energy Partners LLC, 5.70%, 08/01/2035	114,000	114,304
Williams Cos., Inc., 5.30%, 09/30/2035	113,000	113,098
Woodside Finance Ltd., 6.00%, 05/19/2035	109,000	112,630
		2,832,674
Financials — 24.6%
Agree LP, 5.60%, 06/15/2035	$110,000	$113,162
Alexandria Real Estate Equities, Inc., 5.50%, 10/01/2035	110,000	111,487
Allstate Corp., 5.55%, 05/09/2035	109,000	113,337
American Express Co., 5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036 (b)	107,000	111,804
American Homes 4 Rent LP, 5.25%, 03/15/2035	113,000	113,451
American International Group, Inc., 5.45%, 05/07/2035	109,000	112,398
American National Group, Inc., 6.00%, 07/15/2035	112,000	113,221
American Tower Corp., 5.35%, 03/15/2035	109,000	111,806
Ameriprise Financial, Inc., 5.20%, 04/15/2035	110,000	111,298
Apollo Global Management, Inc., 5.15%, 08/12/2035	116,000	115,495
Assurant, Inc., 5.55%, 02/15/2036	114,000	113,925
Athene Global Funding, 5.54%, 08/22/2035 (a)	114,000	113,455
AvalonBay Communities, Inc., 5.00%, 08/01/2035	114,000	113,518
Bank of America Corp., 5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	109,000	111,963
Bank of New York Mellon Corp., 5.32% to 06/06/2035 then SOFR + 1.35%, 06/06/2036	110,000	112,801
Brookfield Asset Management Ltd., 5.80%, 04/24/2035	110,000	114,002
Brookfield Finance, Inc., 5.33%, 01/15/2036	116,000	115,292
Brown & Brown, Inc., 5.55%, 06/23/2035	111,000	113,141
CBRE Services, Inc., 5.50%, 06/15/2035	111,000	113,203
Chubb INA Holdings LLC, 4.90%, 08/15/2035	114,000	113,357
Citigroup, Inc., 5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	112,000	113,181
CNA Financial Corp., 5.20%, 08/15/2035	116,000	114,832
CubeSmart LP, 5.13%, 11/01/2035	116,000	114,055
DaVinciRe Holdings Ltd., 5.95%, 04/15/2035 (a)	110,000	112,363

The accompanying notes are an integral part of the financial statements.
21

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Financials — 24.6% (continued)
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045 (a)	$107,000	$111,512
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	110,000	112,288
Essential Properties LP, 5.40%, 12/01/2035	116,000	114,450
Essex Portfolio LP, 5.38%, 04/01/2035	110,000	112,421
Extra Space Storage LP, 5.40%, 06/15/2035	112,000	113,054
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035 (a)	111,000	113,363
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	110,000	110,466
Fiserv, Inc., 5.25%, 08/11/2035	114,000	113,551
GATX Corp., 5.50%, 06/15/2035	111,000	113,009
HA Sustainable Infrastructure Capital, Inc., 6.75%, 07/15/2035	113,000	114,148
Hanover Insurance Group, Inc., 5.50%, 09/01/2035	114,000	114,016
Host Hotels & Resorts LP, 5.50%, 04/15/2035	113,000	112,459
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	110,000	115,524
JPMorgan Chase & Co., 5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	111,000	113,221
Kilroy Realty LP, 5.88%, 10/15/2035	114,000	113,462
Kimco Realty OP LLC, 5.30%, 02/01/2036	112,000	113,167
KKR & Co., Inc., 5.10%, 08/07/2035	116,000	115,084
Lazard Group LLC, 5.63%, 08/01/2035	114,000	114,841
LPL Holdings, Inc., 5.75%, 06/15/2035	111,000	112,711
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	111,000	111,442
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	107,000	111,443
Morgan Stanley, 5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	109,000	113,456
PayPal Holdings, Inc., 5.10%, 04/01/2035	110,000	111,226
Financials — 24.6% (continued)
PNC Financial Services Group, Inc., 5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	$112,000	$113,816
Prologis LP, 5.25%, 05/15/2035 (b)	110,000	112,154
Public Storage Operating Co., 5.00%, 07/01/2035	114,000	113,766
Realty Income Corp., 5.13%, 04/15/2035	112,000	112,803
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (b)	109,000	111,028
RenaissanceRe Holdings Ltd., 5.80%, 04/01/2035	107,000	110,944
Selective Insurance Group, Inc., 5.90%, 04/15/2035	109,000	112,463
Simon Property Group LP, 5.13%, 10/01/2035	114,000	113,953
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	114,000	115,224
TPG Operating Group II LP, 5.38%, 01/15/2036	116,000	115,455
Travelers Cos., Inc., 5.05%, 07/24/2035	113,000	113,707
VICI Properties LP, 5.63%, 04/01/2035	111,000	112,250
Visa, Inc., 4.15%, 12/14/2035	120,000	114,721
Wells Fargo & Co., 5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	109,000	113,168
Welltower OP LLC, 5.13%, 07/01/2035	113,000	113,653
		7,015,966
Health Care — 7.9%
AbbVie, Inc., 5.20%, 03/15/2035	109,000	111,571
Bayer US Finance II LLC, 5.50%, 07/30/2035 (a)	113,000	113,791
Biogen, Inc., 5.75%, 05/15/2035	109,000	112,511
Boston Scientific Corp., 6.50%, 11/15/2035 (c)	99,000	111,201
Cardinal Health, Inc., 5.15%, 09/15/2035	116,000	115,187
CVS Health Corp., 5.45%, 09/15/2035	114,000	114,256
Elevance Health, Inc., 5.85%, 01/15/2036	108,000	113,321

The accompanying notes are an integral part of the financial statements.
22

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Health Care — 7.9% (continued)
Eli Lilly & Co., 4.90%, 10/15/2035	$114,000	$114,640
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	110,000	112,946
Gilead Sciences, Inc., 5.10%, 06/15/2035	111,000	112,569
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/2035	112,000	112,129
Humana, Inc., 5.55%, 05/01/2035	110,000	111,224
Johnson & Johnson, 3.55%, 03/01/2036	124,000	112,163
McKesson Corp., 5.25%, 05/30/2035	111,000	113,130
Medtronic, Inc., 4.38%, 03/15/2035	115,000	111,862
Orlando Health Obligated Group, 5.48%, 10/01/2035	109,000	113,204
Sutter Health, 5.54%, 08/15/2035	111,000	115,672
UnitedHealth Group, Inc., 5.30%, 06/15/2035	111,000	113,467
Wyeth LLC, 6.00%, 02/15/2036	106,000	114,376
Zoetis, Inc., 5.00%, 08/17/2035	114,000	113,534
		2,262,754
Industrials — 9.1%
3M Co., 5.15%, 03/15/2035	110,000	111,752
Canadian Pacific Railway Co., 5.20%, 03/30/2035	111,000	113,079
Caterpillar, Inc., 5.20%, 05/15/2035	110,000	112,710
CSX Corp., 5.05%, 06/15/2035	112,000	113,061
Cummins, Inc., 5.30%, 05/09/2035	110,000	112,376
Dover Corp., 5.38%, 10/15/2035	109,000	113,300
Emerson Electric Co., 5.00%, 03/15/2035	110,000	112,036
General Dynamics Corp., 4.95%, 08/15/2035	113,000	114,193
General Electric Co., 4.90%, 01/29/2036	114,000	114,498
Johnson Controls International PLC, 6.00%, 01/15/2036	105,000	113,438
L3Harris Technologies, Inc., 4.85%, 04/27/2035	114,000	112,047
Lockheed Martin Corp., 5.00%, 08/15/2035	113,000	113,704
Norfolk Southern Corp., 5.10%, 05/01/2035	111,000	112,254
Industrials — 9.1% (continued)
Northrop Grumman Corp., 5.25%, 07/15/2035	$110,000	$112,474
Quanta Services, Inc., 5.10%, 08/09/2035	116,000	114,843
Republic Services, Inc., 5.15%, 03/15/2035	109,000	111,277
RTX Corp., 5.40%, 05/01/2035	109,000	112,830
Textron, Inc., 5.50%, 05/15/2035	109,000	110,994
Tyco Electronics Group SA, 5.00%, 05/09/2035	114,000	113,541
United Parcel Service, Inc., 5.25%, 05/14/2035 (b)	110,000	112,755
Waste Connections, Inc., 5.25%, 09/01/2035	112,000	114,518
Waste Management, Inc., 4.95%, 03/15/2035	111,000	111,555
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	110,000	112,863
		2,596,098
Materials — 6.8%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035	115,000	117,573
Amrize Finance US LLC, 5.40%, 04/07/2035 (a)	110,000	111,610
Barrick Mining Corp., 6.45%, 10/15/2035	103,000	113,063
Carlisle Cos., Inc., 5.25%, 09/15/2035	114,000	114,016
Dow Chemical Co., 5.35%, 03/15/2035	112,000	110,979
Ecolab, Inc., 5.00%, 09/01/2035	114,000	114,787
Gerdau Trade, Inc., 5.75%, 06/09/2035	112,000	114,072
Glencore Funding LLC, 5.67%, 04/01/2035 (a)	110,000	112,543
International Paper Co., 5.00%, 09/15/2035	114,000	113,257
LYB International Finance III LLC, 6.15%, 05/15/2035	109,000	112,515
Newmont Corp., 5.88%, 04/01/2035	105,000	112,188
Nucor Corp., 5.10%, 06/01/2035	111,000	111,771
Nutrien Ltd., 4.13%, 03/15/2035	123,000	112,305
Packaging Corp. of America, 5.20%, 08/15/2035	114,000	114,655

The accompanying notes are an integral part of the financial statements.
23

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Materials — 6.8% (continued)
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	$111,000	$113,079
Sherwin-Williams Co., 5.15%, 08/15/2035	114,000	114,831
Steel Dynamics, Inc., 5.25%, 05/15/2035	111,000	112,397
		1,925,641
Technology — 8.8%
Apple, Inc., 4.75%, 05/12/2035	111,000	112,736
Applied Materials, Inc., 5.10%, 10/01/2035	109,000	112,143
Autodesk, Inc., 5.30%, 06/15/2035	111,000	112,975
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	109,000	112,175
Broadcom, Inc., 5.20%, 07/15/2035	114,000	115,037
Dell International LLC / EMC Corp., 5.50%, 04/01/2035 (b)	110,000	112,056
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (c)	105,000	112,427
HP, Inc., 6.10%, 04/25/2035	107,000	111,879
Leidos, Inc., 5.50%, 03/15/2035	109,000	111,568
Marvell Technology, Inc., 5.45%, 07/15/2035 (b)	112,000	113,904
Micron Technology, Inc., 6.05%, 11/01/2035	107,000	112,421
Microsoft Corp., 4.20%, 11/03/2035	115,000	113,959
Motorola Solutions, Inc., 5.55%, 08/15/2035	110,000	113,440
MSCI, Inc., 5.25%, 09/01/2035	116,000	115,072
NetApp, Inc., 5.70%, 03/17/2035 (b)	109,000	112,346
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.25%, 08/19/2035	116,000	115,258
Oracle Corp., 5.50%, 08/03/2035	113,000	115,181
QUALCOMM, Inc., 5.00%, 05/20/2035	112,000	113,130
Roper Technologies, Inc., 5.10%, 09/15/2035	114,000	113,723
Synopsys, Inc., 5.15%, 04/01/2035	111,000	111,963
Texas Instruments, Inc., 5.10%, 05/23/2035	110,000	112,487
Verisk Analytics, Inc., 5.13%, 02/15/2036	116,000	115,237
		2,491,117
Utilities — 13.1%
Alabama Power Co., 5.10%, 04/02/2035	$112,000	$113,391
APA Infrastructure Ltd., 5.00%, 03/23/2035 (a)	114,000	111,728
Atmos Energy Corp., 5.20%, 08/15/2035	112,000	113,495
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	110,000	113,348
Capital Power US Holdings, Inc., 6.19%, 06/01/2035 (a)	109,000	112,716
CenterPoint Energy Houston Electric LLC, 4.95%, 08/15/2035	116,000	115,018
Consolidated Edison Co. of New York, Inc., 5.13%, 03/15/2035	110,000	112,539
Consumers Energy Co., 5.05%, 05/15/2035	113,000	113,890
Dominion Energy, Inc., 0.00% to 02/15/2036 then 5 yr. CMT Rate + 2.01%, 02/15/2056	114,000	113,621
DTE Electric Co., 5.25%, 05/15/2035	110,000	112,278
Duke Energy Ohio, Inc., 5.30%, 06/15/2035	111,000	113,398
El Paso Electric Co., 6.00%, 05/15/2035	110,000	113,930
Electricite de France SA, 4.75%, 10/13/2035 (a)	115,000	113,125
Entergy Texas, Inc., 5.25%, 04/15/2035	110,000	111,922
Essential Utilities, Inc., 5.25%, 08/15/2035	116,000	115,305
Evergy Metro, Inc., 5.13%, 08/15/2035	114,000	113,932
Indianapolis Power & Light Co., 5.05%, 08/15/2035 (a)	114,000	113,508
Interstate Power and Light Co., 5.60%, 06/29/2035	109,000	112,703
National Fuel Gas Co., 5.95%, 03/15/2035	109,000	112,441
National Grid USA, 5.80%, 04/01/2035	110,000	112,982
New York State Electric & Gas Corp., 5.05%, 08/15/2035 (a)	116,000	115,104
NextEra Energy Capital Holdings, Inc., 6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	109,000	114,166
NiSource, Inc., 5.35%, 07/15/2035	112,000	113,100

The accompanying notes are an integral part of the financial statements.
24

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

August 31, 2025

	Par	Value
Utilities — 13.1% (continued)
Northwest Natural Holding Co., 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.70%, 09/15/2055	$111,000	$112,689
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035 (a)	109,000	112,053
Pacific Gas and Electric Co., 6.00%, 08/15/2035	110,000	113,770
Public Service Co. of Colorado, 5.15%, 09/15/2035	116,000	115,200
Public Service Co. of Oklahoma, 5.45%, 01/15/2036	112,000	113,376
Public Service Electric and Gas Co., 4.90%, 08/15/2035	114,000	113,572
Puget Energy, Inc., 5.73%, 03/15/2035	110,000	111,887
Southern California Edison Co., 5.63%, 02/01/2036	114,000	114,624
Southern California Gas Co., 5.45%, 06/15/2035	110,000	112,847
Union Electric Co., 5.25%, 04/15/2035	111,000	113,371
		3,741,029
TOTAL CORPORATE BONDS (Cost $27,661,151)		27,954,134

	UNITS
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	2,042,108	2,042,108
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,042,108)		2,042,108

	Par	Value
U.S. TREASURY BILLS — 0.0%
4.24%, 09/02/2025 (e)	$25,000	$25,000
TOTAL U.S. TREASURY BILLS (Cost $24,997)		25,000

TOTAL INVESTMENTS — 105.3% (Cost $29,728,256)		30,021,242
Liabilities in Excess of Other Assets — (5.3)%		(1,518,507)
TOTAL NET ASSETS — 100.0%		$28,502,735

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

CMT - Constant Maturity Treasury

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $2,375,016 or 8.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $1,994,778.

(c)	Step coupon bond. The rate disclosed is as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(e)	The rate shown is the annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
25

F/m Opportunistic Income ETF

Schedule of Investments

August 31, 2025

	Par	Value
CORPORATE BONDS — 37.0%
Consumer Discretionary — 2.7%
American Airlines 2017-1 Class A Pass Through Trust, Series 2017-1, 4.00%, 02/15/2029	$141,900	$136,696
Ford Motor Co., 3.25%, 02/12/2032 (a)	1,021,000	875,299
		1,011,995
Consumer Staples — 1.3%
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (a)(b)	500,000	505,897

Energy — 8.2%
Coterra Energy Operating Co., 4.38%, 03/15/2029	263,000	245,214
Expand Energy Corp., 5.38%, 03/15/2030	1,000,000	1,010,087
Phillips 66 Partners LP
3.55%, 10/01/2026	28,000	27,432
3.75%, 03/01/2028 (a)	608,000	585,282
3.15%, 12/15/2029	370,000	334,905
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR US + 4.64%, 08/15/2076 (c)	848,000	848,520
		3,051,440
Financials — 10.4%
Antares Holdings LP, 6.35%, 10/23/2029 (b)	1,050,000	1,068,115
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual (a)	848,000	821,999
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	1,000,000	1,014,531
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,000,000	1,001,264
		3,905,909
Health Care — 2.6%
CVS Pass-Through Trust
7.51%, 01/10/2032 (b)	796,041	851,141
5.77%, 01/10/2033 (b)	137,225	139,110
		990,251
Industrials — 2.4%
Concentrix Corp., 6.85%, 08/02/2033 (a)	844,000	887,302

Information Technology — 2.3%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	953,000	864,336
Materials — 1.5%
Celanese US Holdings LLC, 6.83%, 07/15/2029 (d)	$528,000	$549,700

Technology — 2.6%
Ricoh USA, Inc., 6.75%, 12/01/2025	975,000	971,594

Utilities — 3.0%
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,142,000	1,106,778
TOTAL CORPORATE BONDS (Cost $13,592,934)		13,845,202

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.5%
Chase Mortgage Finance Corp., A4 Series 2023-1, Class A4, 6.00%, 06/25/2054 (b)(e)	743,774	752,892
Citigroup Mortgage Loan Trust, Inc., A3B Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (b)(e)	507,133	517,811
Federal Home Loan Mortgage Corp., CA Series 5534, Class CA, 5.00%, 03/25/2052	916,516	912,315
Government National Mortgage Association, BT Series 2023-131, Class BT, 4.00%, 03/20/2049	981,265	970,229
GS Mortgage Securities Corp. II, C Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (b)(e)	300,000	300,501
JP Morgan Mortgage Trust, B3 Series 2019-HYB1, Class B3, 4.99%, 10/25/2049 (b)(e)	339,447	341,547
Mastr Seasoned Securities Trust, 1A1 Series 2005-1, Class 1A1, 5.88%, 09/25/2032 (e)	264,315	269,919
Provident Funding Mortgage Trust, A3 Series 2025-1, Class A3, 5.50%, 02/25/2055 (b)(e)	1,028,462	1,034,279
RCKT Mortgage Trust, A1 Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (b)(e)	572,082	584,127
Sequoia Mortgage Trust, A20 Series 2024-8, Class A20, 5.50%, 09/25/2054 (b)(e)	1,064,042	1,059,403

The accompanying notes are an integral part of the financial statements.
26

F/m Opportunistic Income ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.5% (continued)
WaMu Mortgage Pass Through Certificates, 1A1A Series 2005-AR2, Class 1A1A, 5.10% (1 mo. Term SOFR + 0.77%), 01/25/2045	$779,111	$785,285
WaMu Mortgage Pass Through Certificates, 2A23 Series 2005-AR2, Class 2A23, 5.20% (1 mo. Term SOFR + 0.87%), 01/25/2045	398,700	397,042
WaMu Mortgage Pass Through Certificates, A1A Series 2004-AR13, Class A1A, 5.16% (1 mo. Term SOFR + 0.83%), 11/25/2034	305,064	298,112
Wells Fargo Mortgage Backed Securities Trust, 2A6 Series 2004-K, Class 2A6, 6.42%, 07/25/2034 (e)	178,507	182,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,301,362)		8,405,848

	Shares
EXCHANGE TRADED FUNDS — 15.9%
F/M High Yield 100 ETF(f)	95,540	4,993,398
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF(f)	8,828	442,636
F/m US Treasury 3 Month Bill ETF(f)	230	11,504
F/m US Treasury 5 Year Note ETF(f)	10,290	508,920
TOTAL EXCHANGE TRADED FUNDS (Cost $5,837,741)		5,956,458

ASSET-BACKED SECURITIES — 11.9%
ACE Securities Corp., A2A Series 2003-NC1, Class A2A, 5.28% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	219,690
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, A2 Series 2004-W10, Class A2, 3.59% (1 mo. Term SOFR + 0.89%), 10/25/2034	207,609	199,195
ASSET-BACKED SECURITIES — 11.9% (continued)
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (b)	$1,015,000	$985,488
Jack in the Box, Inc., A2I Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (b)	590,550	571,221
JP Morgan Mortgage Trust, A1 Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (b)(e)	950,799	959,128
Long Beach Mortgage Loan Trust, AV1 Series 2003-4, Class AV1, 5.06% (1 mo. Term SOFR + 0.73%), 08/25/2033	549,948	544,529
QTS Issuer ABS I LLC, A2 Series 2025-1A, Class A2, 5.44%, 05/25/2055 (b)	500,000	508,310
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (b)	519,000	458,393
TOTAL ASSET-BACKED SECURITIES (Cost $4,378,666)		4,445,954

MUNICIPAL BONDS — 6.1%
Alvarado Independent School District/TX, 5.00%, 02/15/2047	405,000	409,004
Crowley Independent School District, 5.00%, 02/01/2048	525,000	532,006
La Vernia Independent School District/TX, 5.00%, 02/15/2050	650,000	656,963
Princeton Independent School District, 5.00%, 02/15/2054	685,000	689,820
TOTAL MUNICIPAL BONDS (Cost $2,291,981)		2,287,793

MORTGAGE-BACKED SECURITIES — 5.0%
BX Trust, B Series 2024-VLT4, Class B, 6.30% (1 mo. Term SOFR + 1.94%), 07/15/2029 (b)	500,000	499,844
Extended Stay America Trust, C Series 2021-ESH, Class C, 6.18% (1 mo. Term SOFR + 1.81%), 07/15/2038 (b)	884,932	884,655
Federal Home Loan Mortgage Corp., Pool SD6336, 6.00%, 09/01/2054	491,688	503,914
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,885,511)		1,888,413

The accompanying notes are an integral part of the financial statements.
27

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

August 31, 2025

	Par	Value
CONVERTIBLE BONDS — 0.4%
Financials — 0.4%
PennyMac Corp., 8.50%, 06/01/2029	$135,000	$138,028
TOTAL CONVERTIBLE BONDS (Cost $132,353)		138,028

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(g)	2,661,500	2,661,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,661,500)		2,661,500

	Par
U.S. TREASURY BILLS — 0.5%
4.24%, 09/02/2025 (h)	185,000	185,000
TOTAL U.S. TREASURY BILLS (Cost $184,978)		185,000

TOTAL INVESTMENTS — 106.4% (Cost $39,267,026)		39,814,196
Liabilities in Excess of Other Assets — (6.4)%		(2,399,995)
TOTAL NET ASSETS — 100.0%		$37,414,201

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $2,601,285.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $12,021,862 or 32.1% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2025.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(f)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(h)	The rate shown is the annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
28

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 100.0%
United States Treasury Inflation Indexed Bonds
0.13%, 10/15/2025	$13,138,852	$13,108,020
0.63%, 01/15/2026	8,202,136	8,169,776
2.00%, 01/15/2026	8,153,528	8,161,172
0.13%, 04/15/2026	16,552,936	16,442,368
0.13%, 07/15/2026	19,823,212	19,741,906
TOTAL U.S. TREASURY SECURITIES (Cost $65,644,839)		65,623,242

TOTAL INVESTMENTS — 100.0% (Cost $65,644,839)		65,623,242
Other Assets in Excess of Liabilities — 0.0% (a)		31,912
TOTAL NET ASSETS — 100.0%		$65,655,154

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
29

F/m High Yield 100 ETF

Schedule of Investments

August 31, 2025

	Par	Value
CORPORATE BONDS — 97.3%
Aerospace & Defense — 2.0%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	$165,000	$178,123
TransDigm, Inc., 7.13%, 12/01/2031 (a)	173,000	180,438
		358,561
Airlines — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)(b)	175,000	176,018

Auto Parts Manufacturing — 2.0%
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	175,000	181,374
Goodyear Tire & Rubber Co., 5.63%, 04/30/2033	192,000	180,660
		362,034
Automobiles Manufacturing — 1.0%
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (a)	173,000	182,946

Cable & Satellite — 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/2031 (a)	175,000	181,537
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	183,000	167,952
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	175,000	173,695
DISH Network Corp., 11.75%, 11/15/2027 (a)	160,000	169,235
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)	175,000	175,062
		867,481
Casinos & Gaming — 3.0%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	175,000	181,086
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	175,000	182,240
MGM Resorts International, 6.50%, 04/15/2032 (b)	175,000	179,469
		542,795
Chemicals — 2.0%
Celanese US Holdings LLC, 7.05%, 11/15/2030	175,000	181,927
Olympus Water US Holding Corp., 9.75%, 11/15/2028 (a)	173,000	181,426
		363,353
Commercial Finance — 1.0%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	$173,000	$184,010

Communications Equipment — 1.0%
CommScope LLC, 9.50%, 12/15/2031 (a)	173,000	178,954

Construction Materials Manufacturing — 2.0%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	175,000	180,465
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	175,000	180,685
		361,150
Consumer Finance — 4.9%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	162,000	179,677
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	185,000	192,865
Navient Corp., 11.50%, 03/15/2031	143,000	161,661
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	173,000	183,910
Rocket Cos., Inc., 6.38%, 08/01/2033 (a)(b)	177,000	183,677
		901,790
Consumer Services — 2.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	175,000	183,819
Service Corp. International/US, 5.75%, 10/15/2032	175,000	176,912
		360,731
Containers & Packaging — 2.9%
Ball Corp., 6.88%, 03/15/2028	175,000	178,671
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	174,000	179,044
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	175,000	177,265
		534,980
Electrical Equipment Manufacturing — 2.0%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	175,000	181,138
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	175,000	177,622
		358,760

The accompanying notes are an integral part of the financial statements.
30

F/m High Yield 100 ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Entertainment Content — 2.0%
Discovery Communications LLC, 6.35%, 06/01/2040	$238,000	$185,104
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	175,000	184,429
		369,533
Entertainment Resources — 1.0%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032 (a)	175,000	177,871

Exploration & Production — 3.9%
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	175,000	185,155
Crescent Energy Finance LLC, 9.25%, 02/15/2028 (a)	167,000	174,405
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	175,000	182,875
Permian Resources Operating LLC, 9.88%, 07/15/2031 (a)	163,000	177,635
		720,070
Financial Services — 1.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (a)	175,000	173,230
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	170,000	177,893
		351,123
Food & Beverage — 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	175,000	179,808

Health Care Facilities & Services — 4.9%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	168,000	177,893
DaVita, Inc., 6.88%, 09/01/2032 (a)(b)	175,000	181,148
IQVIA, Inc., 6.50%, 05/15/2030 (a)	175,000	181,538
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	166,000	182,991
Tenet Healthcare Corp., 6.75%, 05/15/2031	175,000	181,859
		905,429
Home & Office Products Manufacturing — 1.0%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	175,000	184,968

Home Improvement — 1.0%
Whirlpool Corp., 6.13%, 06/15/2030	$180,000	$182,293

Industrial Other — 1.9%
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)(b)	175,000	183,522
United Rentals North America, Inc., 3.88%, 11/15/2027	175,000	172,151
		355,673
Medical Equipment & Devices Manufacturing — 1.0%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	175,000	179,902

Metals & Mining — 2.9%
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031 (a)	175,000	177,475
Fortescue Treasury Pty Ltd., 6.13%, 04/15/2032 (a)	175,000	179,480
Novelis Corp., 6.88%, 01/30/2030 (a)	175,000	181,586
		538,541
Oil & Gas Services & Equipment — 1.0%
Transocean, Inc., 8.75%, 02/15/2030 (a)	168,000	177,805

Pharmaceuticals — 1.9%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)(b)	177,000	185,571
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	175,000	165,923
		351,494
Pipeline — 5.0%
Buckeye Partners LP, 6.88%, 07/01/2029 (a)	173,000	179,710
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	175,000	185,459
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	175,000	182,263
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	168,000	182,944
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	166,000	184,878
		915,254

The accompanying notes are an integral part of the financial statements.
31

F/m High Yield 100 ETF

Schedule of Investments (continued)

August 31, 2025

	Par	Value
Power Generation — 2.9%
Calpine Corp., 4.50%, 02/15/2028 (a)	$175,000	$173,389
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	175,000	179,478
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	170,000	180,667
		533,534
Property & Casualty Insurance — 3.0%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	175,000	181,586
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	175,000	181,197
HUB International Ltd., 7.25%, 06/15/2030 (a)	175,000	183,052
		545,835
Publishing & Broadcasting — 2.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	177,000	184,340
Gray Media, Inc., 10.50%, 07/15/2029 (a)	168,000	182,862
		367,202
Real Estate — 4.8%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	175,000	180,413
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (a)	173,000	181,271
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	175,000	180,260
Service Properties Trust, 8.88%, 06/15/2032	175,000	180,482
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	156,000	164,141
		886,567
Refining & Marketing — 1.0%
Sunoco LP, 7.25%, 05/01/2032 (a)(b)	173,000	183,135

Restaurants — 1.9%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (a)	175,000	179,247
Restaurants — 1.9% (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	$175,000	$174,873
		354,120
Retail - Consumer Discretionary — 5.0%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (a)	181,000	185,479
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)	175,000	182,652
Bath & Body Works, Inc., 7.50%, 06/15/2029	175,000	179,736
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	175,000	182,746
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	165,000	178,511
		909,124
Software & Services — 2.0%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	168,000	179,610
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	182,000	182,622
		362,232
Supermarkets & Pharmacies — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	175,000	178,314

Travel & Lodging — 2.9%
Carnival Corp., 6.13%, 02/15/2033 (a)	175,000	179,824
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	175,000	180,074
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)	168,000	176,738
		536,636
Utilities — 2.0%
PG&E Corp., 5.25%, 07/01/2030	185,000	180,396
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)	175,000	185,011
		365,407
Waste & Environment Services & Equipment — 1.0%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	173,000	180,778

The accompanying notes are an integral part of the financial statements.
32

F/m High Yield 100 ETF

Schedule of Investments (concluded)

August 31, 2025

	Par	Value
Wireless Telecommunications Services — 3.9%
Altice France SA, 8.13%, 02/01/2027 (a)(c)	$188,000	$174,891
EchoStar Corp., 10.75%, 11/30/2029	166,000	178,697
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)(b)	175,000	183,296
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	175,000	184,599
		721,483
Wireline Telecommunications Services — 2.0%
Frontier Florida LLC, 6.86%, 02/01/2028	175,000	181,521
Level 3 Financing, Inc., 10.75%, 12/15/2030 (a)	155,000	175,386
		356,907
TOTAL CORPORATE BONDS (Cost $17,510,553)		17,804,601

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	1,095,292	1,095,292
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,095,292)		1,095,292

TOTAL INVESTMENTS — 103.3% (Cost $18,605,845)		18,899,893
Liabilities in Excess of Other Assets — (3.3)%		(599,285)
TOTAL NET ASSETS — 100.0%		$18,300,608

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $14,753,004 or 80.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $1,071,375.

(c)	Issuer is currently in default.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of the financial statements.
33

F/M CORPORATE BOND ETFS

Statements of Assets and Liabilities

August 31, 2025

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
ASSETS:
Investments in unaffiliated securities, at value	$20,118,852	$36,629,135	$30,021,242
Investments in affiliated securities, at value	—	—	—
Receivable for investments sold	—	—	6,933,798
Interest receivable	220,337	440,600	430,521
Cash - interest bearing deposit account	18,542	23,423	10,124
Security lending income receivable	203	847	679
Prepaid expenses and other assets	—	—	—
Total assets	20,357,934	37,094,005	37,396,364

LIABILITIES:
Payable for investments purchased	—	—	6,846,904
Payable upon return of securities loaned	—	166,844	2,042,108
Payable to adviser	5,407	8,110	4,617
Total liabilities	5,407	174,954	8,893,629
NET ASSETS	$20,352,527	$36,919,051	$28,502,735

NET ASSETS Consists OF:
Capital stock	$400	$720	$560
Additional paid-in capital	20,281,048	36,713,792	28,803,630
Total distributable earnings	71,079	204,539	(301,455)
Total net assets	$20,352,527	$36,919,051	$28,502,735

Net assets	$20,352,527	$36,919,051	$28,502,735
Capital shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	400,000	720,000	560,000
Net asset value per share	$50.88	$51.28	$50.90

COST:
Investments in unaffiliated securities, at cost	$20,030,181	$36,309,622	$29,728,256
Investments in affiliated securities, at cost	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$—	$163,589	$1,994,778

The accompanying notes are an integral part of the financial statements.
34

F/M OPPORTUNISTIC INCOME ETF

Statements of Assets and Liabilities (Continued)

August 31, 2025

F/m Opportunistic Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$31,196,238
Investments in affiliated securities, at value	5,956,458
Investments purchased with proceeds from securities lending collateral, at value	2,661,500
Receivable for investments sold	—
Interest receivable	252,837
Cash - interest bearing deposit account	11,852
Security lending income receivable	1,875
Prepaid expenses and other assets	7,537
Total assets	40,088,297

LIABILITIES:
Payable for investments purchased	—
Payable upon return of securities loaned	2,661,500
Payable to adviser	12,596
Total liabilities	2,674,096
NET ASSETS	$37,414,201

NET ASSETS Consists OF:
Capital stock ($0.001 per share)	$720
Additional paid-in capital	37,057,841
Total distributable earnings	355,640
Total net assets	$37,414,201

Net assets	$37,414,201
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	720,000
Net asset value per share	$51.96

COST:
Investments in unaffiliated securities, at cost	$30,767,785
Investments in affiliated securities, at cost	$5,837,741
Investments purchased with proceeds from securities lending collateral, at cost	$2,661,500

LOANED SECURITIES:
at value (included in investments)	$2,601,285

The accompanying notes are an integral part of the financial statements.
35

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Assets and Liabilities (CONTINUED)

August 31, 2025

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
ASSETS:
Investments, at value	$65,623,242
Receivable for fund shares sold	1,002,370
Interest receivable	45,328
Cash - interest bearing deposit account	580
Total assets	66,671,520

LIABILITIES:
Payable for investments purchased	1,001,577
Payable to adviser	14,789
Total liabilities	1,016,366
NET ASSETS	$65,655,154

NET ASSETS Consists OF:
Capital stock ($0.001 per share)	$1,310
Additional paid-in capital	65,497,187
Total distributable earnings	156,657
Total net assets	$65,655,154

Net assets	$65,655,154
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	1,310,000
Net asset value per share	$50.12

COST:
Investments, at cost	$65,644,839

The accompanying notes are an integral part of the financial statements.
36

F/M HIGH YIELD 100 ETF

Statements of Assets and Liabilities (CONCLUDED)

August 31, 2025

F/m High Yield 100 ETF
ASSETS:
Investments in unaffiliated securities, at value	$17,804,601
Investments in affiliated securities, at value	—
Investments purchased with proceeds from securities lending collateral, at value	1,095,292
Receivable for investments sold	—
Interest receivable	321,411
Cash - interest bearing deposit account	180,035
Security lending income receivable	871
Prepaid expenses and other assets	—
Total assets	19,402,210

LIABILITIES:
Payable for investments purchased	—
Payable upon return of securities loaned	1,095,292
Payable to adviser	6,310
Total liabilities	1,101,602
NET ASSETS	$18,300,608

NET ASSETS Consists OF:
Capital stock ($0.001 per share)	$350
Additional paid-in capital	17,956,941
Total distributable earnings	343,317
Total net assets	$18,300,608

Net assets	$18,300,608
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	350,000
Net asset value per share	$52.29

COST:
Investments in unaffiliated securities, at cost	$17,510,553
Investments in affiliated securities, at cost	$—
Investments purchased with proceeds from securities lending collateral, at cost	$1,095,202

LOANED SECURITIES:
at value (included in investments)	$1,071,375

The accompanying notes are an integral part of the financial statements.
37

F/M CORPORATE BOND ETFS

Statements of Operations

For the Year Ended August 31, 2025

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$—	$—	$—
Dividend income from affiliated securities	—	—	—
Interest income	4,683,319	5,321,410	2,621,283
Less: Interest withholding taxes	(87)	(1,307)	(185)
Securities lending income	4,603	11,142	7,544
Other income	2,176	3,113	—
Total investment income	4,690,011	5,334,358	2,628,642

EXPENSES:
Investment advisory fee	149,638	169,091	73,824
Total expenses	149,638	169,091	73,824
NET INVESTMENT INCOME	4,540,373	5,165,267	2,554,818

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(25,040)	(65,297)	(467,618)
Investments in affiliated securities	—	—	—
In-kind redemptions in unaffiliated securities	1,100,984	1,941,015	942,993
Net realized gain (loss)	1,075,944	1,875,718	475,375
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	801	17,202	(156,567)
Investments in affiliated securities	—	—	—
Net change in unrealized appreciation (depreciation)	801	17,202	(156,567)
Net realized and unrealized gain (loss)	1,076,745	1,892,920	318,808
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,617,118	$7,058,187	$2,873,626

The accompanying notes are an integral part of the financial statements.
38

F/M OPPORTUNISTIC INCOME ETF

Statements of Operations (Continued)

For the YEAR Ended August 31, 2025

F/m Opportunistic INCOME ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$15,210
Dividend income from affiliated securities	232,444
Interest income	1,847,601
Less: Interest withholding taxes	—
Securities lending income	54,212
Other income	—
Total investment income	2,149,467

EXPENSES:
Investment advisory fee	143,309
Total expenses	143,309
NET INVESTMENT INCOME	2,006,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(311,674)
Investments in affiliated securities	16,712
In-kind redemptions in unaffiliated securities	743,281
Net realized gain (loss)	448,319
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(966,418)
Investments in affiliated securities	11,273
Net change in unrealized appreciation (depreciation)	(955,145)
Net realized and unrealized gain (loss)	(506,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,499,332

The accompanying notes are an integral part of the financial statements.
39

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Operations (CONTINUED)

For the PERIOD Ended August 31, 2025

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF(a)
INVESTMENT INCOME:
Interest income	$1,716,209
Total investment income	1,716,209

EXPENSES:
Investment advisory fee	89,046
Total expenses	89,046
NET INVESTMENT INCOME	1,627,163

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(120,895)
In-kind redemptions	(10,635)
Net realized gain (loss)	(131,530)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,597)
Net change in unrealized appreciation (depreciation)	(21,597)
Net realized and unrealized gain (loss)	(153,127)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,474,036

(a)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of the financial statements.
40

F/M HIGH YIELD 100 ETF

Statements of Operations (CONCLUDED)

For the PERIOD Ended August 31, 2025

F/m High Yield 100 ETF(a)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$—
Dividend income from affiliated securities	—
Interest income	317,119
Less: Interest withholding taxes	—
Securities lending income	1,833
Other income	—
Total investment income	318,952

EXPENSES:
Investment advisory fee	17,844
Total expenses	17,844
NET INVESTMENT INCOME	301,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,291)
Investments in affiliated securities	—
In-kind redemptions in unaffiliated securities	67,487
Net realized gain (loss)	66,196
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	294,048
Investments in affiliated securities	—
Net change in unrealized appreciation (depreciation)	294,048
Net realized and unrealized gain (loss)	360,244
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$661,352

(a)	Inception date of the Fund was April 14, 2025.

The accompanying notes are an integral part of the financial statements.
41

F/m Corporate Bond ETFs

Statements of Changes in Net Assets

	F/m 2-Year Investment Grade Corporate Bond ETF		F/m 3-Year Investment Grade Corporate Bond ETF
	Year ended August 31, 2025	Period ended August 31, 2024(a)	Year ended August 31, 2025	Period ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,540,373	$306,045	$5,165,267	$535,317
Net realized gain (loss)	1,075,944	(12,190)	1,875,718	(72,277)
Net change in unrealized appreciation (depreciation)	801	87,870	17,202	302,311
Net increase (decrease) in net assets from operations	5,617,118	381,725	7,058,187	765,351

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,582,918)	(263,500)	(5,242,121)	(458,463)
From return of capital	(462,936)	—	(464,905)	—
Total distributions to shareholders	(5,045,854)	(263,500)	(5,707,026)	(458,463)

CAPITAL TRANSACTIONS:
Shares sold	286,862,173	10,007,235	281,797,336	22,070,424
Shares redeemed	(277,214,128)	—	(268,610,692)	—
ETF transaction fees	7,758	—	3,934	—
Net increase (decrease) in net assets from capital transactions	9,655,803	10,007,235	13,190,578	22,070,424

NET INCREASE (DECREASE) IN NET ASSETS	10,227,067	10,125,460	14,541,739	22,377,312

NET ASSETS:
Beginning of the period	10,125,460	—	22,377,312	—
End of the period	$20,352,527	$10,125,460	$36,919,051	$22,377,312

SHARES TRANSACTIONS
Shares sold	5,680,000	200,000	5,560,000	440,000
Shares redeemed	(5,480,000)	—	(5,280,000)	—
Total increase (decrease) in shares outstanding	200,000	200,000	280,000	440,000

(a)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of the financial statements.
42

F/m Corporate Bond ETFs

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m 10-Year Investment Grade Corporate Bond ETF
	Year ended August 31, 2025	Period ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,554,818	$467,205
Net realized gain (loss)	475,375	(179,813)
Net change in unrealized appreciation (depreciation)	(156,567)	449,553
Net increase (decrease) in net assets from operations	2,873,626	736,945

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,625,881)	(396,142)
From return of capital	(141,657)	—
Total distributions to shareholders	(2,767,538)	(396,142)

CAPITAL TRANSACTIONS:
Shares sold	58,874,333	18,028,159
Shares redeemed	(46,873,008)	(1,973,948)
ETF transaction fees	308	—
Net increase (decrease) in net assets from capital transactions	12,001,633	16,054,211

NET INCREASE (DECREASE) IN NET ASSETS	12,107,721	16,395,014

NET ASSETS:
Beginning of the period	16,395,014	—
End of the period	$28,502,735	$16,395,014

SHARES TRANSACTIONS
Shares sold	1,160,000	360,000
Shares redeemed	(920,000)	(40,000)
Total increase (decrease) in shares outstanding	240,000	320,000

(a)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of the financial statements.
43

F/M OPPORTUNISTIC INCOME ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m Opportunistic INCOME ETF
	Year ended August 31, 2025	Period ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,006,158	$1,578,127
Net realized gain (loss)	448,319	142,647
Net change in unrealized appreciation (depreciation)	(955,145)	1,502,315
Net increase (decrease) in net assets from operations	1,499,332	3,223,089

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,019,189)	(1,425,564)
Total distributions to shareholders	(2,019,189)	(1,425,564)

CAPITAL TRANSACTIONS:
Shares sold	27,079,632	39,262,915
Shares redeemed	(24,489,956)	(5,717,343)
ETF transaction fees	1,285	—
Net increase (decrease) in net assets from capital transactions	2,590,961	33,545,572

NET INCREASE (DECREASE) IN NET ASSETS	2,071,104	35,343,097

NET ASSETS:
Beginning of the period	35,343,097	—
End of the period	$37,414,201	$35,343,097

SHARES TRANSACTIONS
Shares sold	520,000	780,000
Shares redeemed	(470,000)	(110,000)
Total increase (decrease) in shares outstanding	50,000	670,000

(a)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of the financial statements.
44

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,627,163
Net realized gain (loss)	(131,530)
Net change in unrealized appreciation (depreciation)	(21,597)
Net increase (decrease) in net assets from operations	1,474,036

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,337,567)
Total distributions to shareholders	(1,337,567)

CAPITAL TRANSACTIONS:
Shares sold	93,594,175
Shares redeemed	(28,075,623)
ETF transaction fees	133
Net increase (decrease) in net assets from capital transactions	65,518,685

NET INCREASE (DECREASE) IN NET ASSETS	65,655,154

NET ASSETS:
Beginning of the period	—
End of the period	$65,655,154

SHARES TRANSACTIONS
Shares sold	1,870,000
Shares redeemed	(560,000)
Total increase (decrease) in shares outstanding	1,310,000

(a)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of the financial statements.
45

F/M HIGH YIELD 100 ETF

STATEMENTS of Changes in Net Assets (Concluded)

F/m High Yield 100 ETF
Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$301,108
Net realized gain (loss)	66,196
Net change in unrealized appreciation (depreciation)	294,048
Net increase (decrease) in net assets from operations	661,352

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(250,548)
Total distributions to shareholders	(250,548)

CAPITAL TRANSACTIONS:
Shares sold	23,064,697
Shares redeemed	(5,180,438)
ETF transaction fees	5,545
Net increase (decrease) in net assets from capital transactions	17,889,804

NET INCREASE (DECREASE) IN NET ASSETS	18,300,608

NET ASSETS:
Beginning of the period	—
End of the period	$18,300,608

SHARES TRANSACTIONS
Shares sold	450,000
Shares redeemed	(100,000)
Total increase (decrease) in shares outstanding	350,000

(a)	Inception date of the Fund was April 14, 2025.

The accompanying notes are an integral part of the financial statements.
46

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.63	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.30	1.60
Net realized and unrealized gain (loss) on investments(c)	0.26	0.35
Total from investment operations	2.56	1.95

LESS DISTRIBUTIONS FROM:
Net investment income	(2.08)	(1.32)
Return of capital	(0.23)	—
Total distributions	(2.31)	(1.32)

ETF transaction fees per share	0.00 (d)	—
Net asset value, end of period	$50.88	$50.63

TOTAL RETURN(e)(f)	5.21%	3.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,353	$10,125
Ratio of expenses to average net assets(g)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	4.55%	4.99%
Portfolio turnover rate(e)(h)	35%	110%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
47

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.86	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.32	1.55
Net realized and unrealized gain (loss) on investments(c)	0.41	0.62
Total from investment operations	2.73	2.17

LESS DISTRIBUTIONS FROM:
Net investment income	(2.12)	(1.31)
Return of capital	(0.19)	—
Total distributions	(2.31)	(1.31)

ETF transaction fees per share	0.00 (d)	—
Net asset value, end of period	$51.28	$50.86

TOTAL RETURN(e)(f)	5.53%	4.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,919	$22,377
Ratio of expenses to average net assets(g)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	4.58%	4.85%
Portfolio turnover rate(e)(h)	50%	86%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
48

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.23	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.60	1.66
Net realized and unrealized gain (loss) on investments(c)	(0.25)	0.93
Total from investment operations	2.35	2.59

LESS DISTRIBUTIONS FROM:
Net investment income	(2.54)	(1.36)
Return of capital	(0.14)	—
Total distributions	(2.68)	(1.36)

ETF transaction fees per share	0.00 (d)	—
Net asset value, end of period	$50.90	$51.23

TOTAL RETURN(e)(f)	4.76%	5.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,503	$16,395
Ratio of expenses to average net assets(g)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(g)	5.19%	5.22%
Portfolio turnover rate(e)(h)	203%	131%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
49

F/m Opportunistic Income ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$52.75	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	2.83	2.85
Net realized and unrealized gain (loss) on investments(d)	(0.75)	2.45
Total from investment operations	2.08	5.30

LESS DISTRIBUTIONS FROM:
Net investment income	(2.86)	(2.55)
Total distributions	(2.86)	(2.55)

ETF transaction fees per share	0.00 (e)	—
Net asset value, end of period	$51.96	$52.75

TOTAL RETURN(f)(g)	4.09%	10.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,414	$35,343
Ratio of expenses to average net assets(h)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(h)(i)	5.46%	5.68%
Portfolio turnover rate(f)(j)	136%	92%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
50

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.17
Net realized and unrealized gain (loss) on investments(c)	(0.10)
Total from investment operations	1.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)
Total distributions	(0.95)

ETF transaction fees per share	0.00 (d)
Net asset value, end of period	$50.12

TOTAL RETURN(e)(f)	2.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,655
Ratio of expenses to average net assets(g)	0.25%
Ratio of net investment income (loss) to average net assets(g)	4.57%
Portfolio turnover rate(e)(h)	66%

(a)	Inception date of the Fund was February 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
51

F/m High Yield 100 ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.15

INVESTMENT OPERATIONS:
Net investment income(b)	1.29
Net realized and unrealized gain (loss) on investments(c)	1.94
Total from investment operations	3.23

LESS DISTRIBUTIONS FROM:
Net investment income	(1.11)
Total distributions	(1.11)

ETF transaction fees per share	0.02
Net asset value, end of period	$52.29

TOTAL RETURN(d)(e)	6.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,301
Ratio of expenses to average net assets(f)	0.39%
Ratio of net investment income (loss) to average net assets(f)	6.58%
Portfolio turnover rate(d)(g)	4%

(a)	Inception date of the Fund was April 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
52

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, the F/m 10-Year Investment Grade Corporate Bond ETF, the F/m Opportunistic Income ETF, the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and the F/m High Yield 100 ETF (each a “Fund” and together the “Funds”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024. The F/m Opportunistic Income ETF commenced investment operations on September 5, 2023. The F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF commenced investment operations on February 24, 2025. The F/m High Yield 100 ETF commenced investment operations on April 14, 2025.

Prior to June 1, 2025, the investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF (together, the “F/m Corporate Bond ETFs”) was to seek investment results that corresponded (before fees and expenses) generally to the price and yield of their corresponding benchmark indexes: the ICE 2-Year US Target Maturity Corporate Index, the ICE 3-Year US Target Maturity Corporate Index, and the ICE 10-Year US Target Maturity Corporate Index, respectively. Effective June 1, 2025, the F/m Corporate Bond ETFs switched index providers and now have investment objectives to seek investment results that correspond (before fees and expenses) generally to the price and yield of the Bloomberg US Liquid Corporate 2 Year Maturity Index, the Bloomberg US Liquid Corporate 3 Year Maturity Index, and the Bloomberg US Liquid Corporate 10 Year Maturity Index, respectively.

The investment objective of the F/m Opportunistic Income ETF is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets. The investment objective of the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index. The investment objective of the F/m High Yield 100 ETF is to seek investment results, that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for each Fund is August 31, 2025, and the period covered by these Notes to Financial Statements (the “current fiscal period”) is the fiscal year ended August 31, 2025 with respect to F/m Corporate Bond ETFs and F/m Opportunistic Income ETF, and the since-inception period ended August 31, 2025 with respect to F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF and F/m High Yield 100 ETF.

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by

53

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) are not traded on an exchange and are valued at the Mount Vernon’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser” or “F/m”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$20,118,852	$—	$20,118,852
Total Investments	$—	$20,118,852	$—	$20,118,852

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$36,462,291	$—	$36,462,291
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	166,844
Total Investments	$—	$36,462,291	$—	$36,629,135

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

54

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$27,954,134	$—	$27,954,134
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,042,108
U.S. Treasury Bills	—	25,000	—	25,000
Total Investments	$—	$27,979,134	$—	$30,021,242

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/m Opportunistic Income ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$13,845,202	$—	$13,845,202
Collateralized Mortgage Obligations	—	8,405,848	—	8,405,848
Exchange Traded Funds	5,956,458	—	—	5,956,458
Asset-Backed Securities	—	4,445,954	—	4,445,954
Municipal Bonds	—	2,287,793	—	2,287,793
Mortgage-Backed Securities	—	1,888,413	—	1,888,413
Convertible Bonds	—	138,028	—	138,028
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,661,500
U.S. Treasury Bills	—	185,000	—	185,000
Total Investments	$5,956,458	$31,196,238	$—	$39,814,196

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
U.S. Treasury Securities	$—	$65,623,242	$—	$65,623,242
Total Investments	$—	$65,623,242	$—	$65,623,242

F/m High Yield 100 ETF	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$17,804,601	$—	$17,804,601
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,095,292
Total Investments	$—	$17,804,601	$—	$18,899,893

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

55

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

56

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

FINANCIAL SECTOR RISK - To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Financial Sector Risk is a principal risk of investing in the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

INFLATION-PROTECTED Securities - Each Fund may invest in Inflation-protected securities. Inflation-protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject

57

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

144A SECURITIES RISK- Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER and Other Services

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers

58

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

of the Company own an indirect, minority interest in the Adviser. Each of the F/m Corporate Bond ETFs compensates the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. The F/m Opportunistic Income ETF pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.39% of the Fund’s average daily net assets during the month. The F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets during the month. The F/m High Yield 100 ETF pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.39% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
Purchases of investment securities	$165,657,587	$193,291,743	$100,718,840
Proceeds from sales of investment securities	35,086,206	56,377,026	99,415,347

	F/m Opportunistic Income ETF	F/m Ultrashort Treasury Inflation- Protected Security	F/m High Yield 100 ETF
Purchases of investment securities	$62,967,859	$44,430,174	$4,347,351
Proceeds from sales of investment securities	49,166,234	44,692,730	564,458

59

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
In-kind purchases of investment securities	$146,349,100	$137,715,887	$55,594,652
Proceeds from in-kind sales of investment securities	267,766,406	261,270,042	45,451,064

	F/m Opportunistic Income ETF	F/m Ultrashort Treasury Inflation- Protected Security	F/m High Yield 100 ETF
In-kind purchases of investment securities	$16,963,105	$92,541,347	$18,158,398
Proceeds from in-kind sales of investment securities	23,110,030	28,027,093	4,026,899

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the close of the Funds’ fiscal year, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	FEDERAL Tax Cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ depreciation
F/m 2-Year Investment Grade Corporate Bond ETF	$20,030,745	$90,416	$(2,309)	$88,107
F/m 3-Year Investment Grade Corporate Bond ETF	$36,310,778	$321,433	$(3,075)	$318,358
F/m 10-Year Investment Grade Corporate Bond ETF	$29,734,319	$301,345	$(14,422)	$286,923
F/m Opportunistic Income ETF	$39,267,783	$562,623	$(16,210)	$546,413
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$65,645,971	$68,430	$(91,159)	$(22,729)
F/m High Yield 100 ETF	$18,606,265	$300,710	$(7,082)	$293,628

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

60

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

As of August 31, 2025, the close of the Funds’ fiscal year, there were permanent differences related to the tax treatment of redemptions in-kind and the disallowance of net operating losses between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

	Distributable earnings/(loss)	PAID-IN-CAPITAL
F/m 2-Year Investment Grade Corporate Bond ETF	$(1,081,346)	$1,081,346
F/m 3-Year Investment Grade Corporate Bond ETF	$(1,918,415)	$1,918,415
F/m 10-Year Investment Grade Corporate Bond ETF	$(906,868)	$906,868
F/m Opportunistic Income ETF	$(743,280)	$743,280
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$20,188	$(20,188)
F/m High Yield 100 ETF	$(67,487)	$67,487

As of August 31, 2025, the close of the Funds’ fiscal year, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gains	Net unrealized appreciation/ (depreciation)	Capital loss carryover	Qualified late-year loss
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$88,107	$(17,028)	$—
F/m 3-Year Investment Grade Corporate Bond ETF	$—	$—	$318,357	$(113,820)	$—
F/m 10-Year Investment Grade Corporate Bond ETF	$—	$—	$286,923	$(588,378)	$—
F/m Opportunistic Income ETF	$141,781	$—	$546,413	$(332,554)	$—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$289,596	$—	$(22,729)	$(110,210)	$—
F/m High Yield 100 ETF	$50,560	$—	$293,628	$(871)	$—

The difference between the book and tax basis components of distributable earnings relate primarily to the treatment of wash sales.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2025 was as follows:

	TAX YEAR	Ordinary income	Return of Capital
F/m 2-Year Investment Grade Corporate Bond ETF	2025	$4,582,918	$462,936
	2024	$263,500	$—
F/m 3-Year Investment Grade Corporate Bond ETF	2025	$5,242,121	$464,905
	2024	$458,463	$—
F/m 10-Year Investment Grade Corporate Bond ETF	2025	$2,625,881	$141,657
	2024	$396,142	$—
F/m Opportunistic Income ETF	2025	$2,019,189	$—
	2024	$1,425,564
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2025	$1,337,567	$—
	2024
F/m High Yield 100 ETF	2025	$250,548	$—
	2024

61

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

Each Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF had unexpiring short-term losses of $17,028, $113,820, $588,378, $332,554, $110,210, and $871, respectively.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. For the Funds that use U.S. Bank as their lending agent, collateral is invested in the Mount Vernon, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. All of the Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$4,603
F/m 3-Year Investment Grade Corporate Bond ETF	163,589	166,844	11,142
F/m 10-Year Investment Grade Corporate Bond ETF	1,994,778	2,042,108	7,544
F/m Opportunistic Income ETF	2,601,285	2,661,500	54,212
F/m High Yield 100 ETF	1,071,375	1,095,292	1,833

During the reporting period, the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (for this section only, the “Fund”) was permitted to make secured loans of the Fund securities with Securities Finance Trust Company (otherwise known as and referred to herein as “eSecLending”). As of the end of the reporting period, the Fund did not engage in any securities lending with eSecLending.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts

62

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the current fiscal period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m 3-Year Investment Grade Corporate Bond ETF	$163,589	$—	$163,589	$(163,589)	$—	$—
F/m 10-Year Investment Grade Corporate Bond ETF	1,153,650	—	1,994,778	(1,994,778)	—	—
F/m Opportunistic Income ETF	2,601,285	—	2,601,285	(2,601,285)	—	—
F/m High Yield 100 ETF	1,071,375	—	1,071,375	(1,071,375)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF $500, payable to the Custodian. The standard fixed transaction fee for F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF is $300, payable to the Custodian. In

63

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

8. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with each Fund. Each Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	August 31, 2024		Additions		Reductions
F/m Opportunistic Income ETF	Share Balance	Fair Value	Share Balance	Cost	Share Balance	Proceeds
F/m 2-Year Investment Grade Corporate Bond ETF	—	$—	795	$40,036	795	$40,091
F/m 3-Year Investment Grade Corporate Bond ETF	41,200	2,098,209	—	—	41,200	2,079,718
F/m 10-Year Investment Grade Corporate Bond ETF	30,000	1,542,600	65,330	3,258,440	95,330	4,726,901
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	163,896	8,209,864	155,068	7,782,077
F/m High Yield 100 ETF	—	—	113,300	5,777,941	17,760	928,759
U.S. Treasury 3 Month Bill ETF	—	—	259,686	12,966,230	259,456	12,952,104
U.S. Treasury 6 Month Bill ETF	—	—	39,542	1,979,947	39,542	1,980,589
U.S. Treasury 2 Year Note ETF	2,600	126,269	—	—	2,600	126,486
U.S. Treasury 5 Year Note ETF	—	—	11,890	579,595	1,600	78,520
U.S. Treasury 10 Year Note ETF	64,060	2,882,700	—	—	64,060	2,838,113
	137,860	6,649,778	654,439	32,812,053	677,411	33,533,358

64

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (continued)

August 31, 2025

	August 31, 2025
F/m Opportunistic Income ETF	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	fair Value
F/m 2-Year Investment Grade Corporate Bond ETF	$157	$—	$—	$55	—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	31,488	—	(22,343)	3,852	—	—
F/m 10-Year Investment Grade Corporate Bond ETF	25,798	—	(35,400)	(38,739)	—	—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	44,154	—	207	14,641	8,828	442,636
F/m High Yield 100 ETF	100,488	—	111,272	32,945	95,540	4,993,398
U.S. Treasury 3 Month Bill ETF	7,803	—	25	(2,647)	230	11,504
U.S. Treasury 6 Month Bill ETF	1,706	—	—	642	—	—
U.S. Treasury 2 Year Note ETF	835	—	(247)	464	—	—
U.S. Treasury 5 Year Note ETF	1,528	—	7,213	632	10,290	508,920
U.S. Treasury 10 Year Note ETF	18,487	—	(49,454)	4,867	—	—
	$232,444	$—	$11,273	$16,712	$114,888	$5,956,458

9. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the investment committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

65

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

Notes to Financial Statements (conCLUDED)

August 31, 2025

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective as of September 15, 2025 the Adviser has contractually agreed to lower its unitary management fee for the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (for this section only, the “Fund”) to 0.17% of the Fund’s average daily net assets. Prior to September 15, 2025, the Fund’s unitary management fee was 0.25% of the Fund’s average daily net assets.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	9/2/2025	9/2/2025	9/3/2025	$0.17695648
F/m 3-Year Investment Grade Corporate Bond ETF	9/2/2025	9/2/2025	9/3/2025	$0.17994990
F/m 10-Year Investment Grade Corporate Bond ETF	9/2/2025	9/2/2025	9/3/2025	$0.21601168
F/m Opportunistic Income ETF	9/2/2025	9/2/2025	9/3/2025	$0.22289754
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	9/16/2025	9/16/2025	9/17/2025	$0.19000000
F/m High Yield 100 ETF	9/16/2025	9/16/2025	9/17/2025	$0.26500000

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	10/1/2025	10/1/2025	10/2/2025	$0.17022450
F/m 3-Year Investment Grade Corporate Bond ETF	10/1/2025	10/1/2025	10/2/2025	$0.17433258
F/m 10-Year Investment Grade Corporate Bond ETF	10/1/2025	10/1/2025	10/2/2025	$0.20967154
F/m Opportunistic Income ETF	10/1/2025	10/1/2025	10/2/2025	$0.23101065
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	10/17/2025	10/17/2025	10/20/2025	$0.16003885
F/m High Yield 100 ETF	10/17/2025	10/17/2025	10/20/2025	$0.27000000

66

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
F/m 2-Year Investment Grade Corporate Bond ETF F/m 3-Year Investment Grade Corporate Bond ETF F/m 10-Year Investment Grade Corporate Bond ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from January 10, 2024 (commencement of operations) through August 31, 2024
F/m Opportunistic Income ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from September 5, 2023 (commencement of operations) through August 31, 2024
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	For the period from February 24, 2025 (commencement of operations) through August 31, 2025
F/m High Yield 100 ETF	For the period from April 14, 2025 (commencement of operations) through August 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

67

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

68

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal year ended August 31, 2025, the Funds paid ordinary income dividends and return of capital dividends, and did not pay long-term capital gains dividends to their respective shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

69

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

OTHER INFORMATION

(UNAUDITED)

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

F/m Corporate Bond ETFs

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m and the Company on behalf of the F/m 6-Month Investment Grade Corporate Bond ETF, F/m 9-18 Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 15+ Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, and F/m 30-Year Investment Grade Corporate Bond ETF (each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark. The Board further noted that performance information was only available for the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF as such Funds had commenced operations in 2024.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF. Information on the Funds’ investment performance was provided for the three-month and since inception periods ended December 31, 2024. The Directors considered the Funds’ investment performance in light of their respective investment

70

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

OTHER INFORMATION

(Continued)

objectives and investment strategies. The Directors concluded that the investment performance of each of the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month and since-inception periods ended December 31, 2024, as applicable, each Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the F/m 2-Year Investment Grade Corporate Bond ETF outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024.

The Directors noted that the F/m 3-Year Investment Grade Corporate Bond ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2024.

The Directors noted that the F/m 10-Year Investment Grade Corporate Bond ETF matched the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month period ended December 31, 2024.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m 6-Month Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 9-18 Month Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 2-Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 3-Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 5-Year Investment Grade Corporate Bond ETF equaled the median and was in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 7-Year Investment Grade Corporate Bond ETF equaled the median and was in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 10-Year Investment Grade Corporate Bond ETF equaled the median and was in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

71

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

OTHER INFORMATION

(Continued)

The Directors noted that the net advisory fee of the F/m 15+ Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 20-Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 30-Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

F/m Opportunistic Income ETF

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m and the Company on behalf of the F/m Opportunistic Income ETF (the “Fund”), at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Fund; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

72

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

OTHER INFORMATION

(Continued)

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Fund and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies.

The Directors noted that the Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Total Return Index, for the three-month, one-year, and since-inception periods ended December 31, 2024. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2024. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

The Board also considered the advisory fee rates payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the Fund ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

F/m High Yield 100 ETF

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m and the Company, on behalf of the F/m High Yield 100 ETF (the “Fund”), at a meeting of the Board held on February 5-6, 2025 (the” Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial

73

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF

OTHER INFORMATION

(Concluded)

information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the unitary fee.

After reviewing the information regarding F/m’s estimated costs, profitability, and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fee to be paid by the Fund to F/m was fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2026.

74

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
August 31, 2025

Oakhurst Fixed Income Fund (OHFIX)

A series of The RBB Fund, Inc.

F/m Investments LLC

Oakhurst Fixed Income Fund

Schedule of Investments

August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 29.0%
United States Treasury Note/Bond
3.88%, 07/31/2030	$1,547,000	$1,559,207
3.63%, 09/30/2031	971,000	960,038
4.00%, 06/30/2032	1,801,000	1,810,005
2.75%, 08/15/2032	1,828,000	1,697,077
4.13%, 11/15/2032	3,673,000	3,713,460
3.50%, 02/15/2033	3,504,000	3,395,869
3.88%, 08/15/2033	3,903,000	3,862,293
4.50%, 11/15/2033	3,669,000	3,783,513
4.00%, 02/15/2034	2,000,000	1,988,008
4.38%, 05/15/2034	1,658,000	1,690,350
4.25%, 11/15/2034	736,000	740,772
4.63%, 02/15/2035	494,000	510,827
3.00%, 05/15/2042	3,430,000	2,722,161
2.50%, 02/15/2045	3,148,000	2,194,254
TOTAL U.S. TREASURY SECURITIES (Cost $31,612,578)		30,627,834

CORPORATE BONDS — 26.7%
Communications — 0.8%
AT&T, Inc., 7.13%, 12/15/2031	750,000	847,470

Consumer Discretionary — 3.0%
AutoZone, Inc., 4.75%, 08/01/2032	1,075,000	1,077,218
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	900,000	950,195
Marriott International, Inc./MD, 5.10%, 04/15/2032	1,085,000	1,107,285
		3,134,698
Consumer Staples — 0.5%
BAT Capital Corp., 7.08%, 08/02/2053	467,000	519,628

Energy — 2.9%
Diamondback Energy, Inc., 5.40%, 04/18/2034	1,134,000	1,146,107
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (b)	823,000	981,246
Enbridge, Inc., 5.70%, 03/08/2033	904,000	943,059
		3,070,412
Financials — 8.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	984,045
American Homes 4 Rent LP, 5.50%, 02/01/2034 (a)	970,000	996,443
Antares Holdings LP, 7.95%, 08/11/2028 (c)	800,000	851,360
Aviation Capital Group LLC, 6.38%, 07/15/2030 (c)	900,000	962,752
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	928,300
Crown Castle, Inc., 5.10%, 05/01/2033	968,000	971,007
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	947,000	1,115,334
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	970,436
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	633,210
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	995,069
		9,407,956
Health Care — 2.0%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	1,097,000	1,170,826
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	969,891
		2,140,717
Technology — 4.8%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	907,484
Broadcom, Inc., 4.90%, 07/15/2032	1,152,000	1,166,015
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (b)	857,000	918,716
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)	1,000,000	1,058,910
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	963,682
		5,014,807
Utilities — 3.8%
Ameren Corp., 5.38%, 03/15/2035	800,000	813,294
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	858,000	944,774
DTE Electric Co., 5.25%, 05/15/2035	281,000	286,940
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	805,000	955,351

The accompanying notes are an integral part of the financial statements.
1

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
Utilities — 3.8% (continued)
Potomac Electric Power Co., 7.90%, 12/15/2038	$780,000	$1,003,630
		4,003,989
TOTAL CORPORATE BONDS (Cost $27,756,992)		28,139,677

MORTGAGE-BACKED SECURITIES — 20.9%
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	161,653	157,126
Pool SB8257, 5.50%, 09/01/2038	701,817	718,233
Pool SD3148, 5.00%, 06/01/2053	961,280	958,237
Pool SD3386, 5.50%, 07/01/2053	1,331,589	1,344,682
Pool SD8255, 3.50%, 10/01/2052	1,762,768	1,596,661
Pool SD8489, 4.50%, 12/01/2054	967,271	931,621
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	931,724	883,403
Pool CB4024, 4.50%, 07/01/2052	1,114,065	1,089,736
Pool FA0095, 6.00%, 12/01/2054	1,237,113	1,272,760
Pool FM5329, 2.00%, 01/01/2031	319,530	306,214
Pool FS0862, 2.50%, 12/01/2036	661,600	627,473
Pool FS3430, 4.00%, 11/01/2052	855,839	814,323
Pool FS4239, 5.00%, 03/01/2053	1,079,015	1,074,759
Pool FS4522, 5.00%, 05/01/2053	1,326,732	1,313,044
Pool FS5649, 5.50%, 08/01/2053	364,942	367,812
Pool FS5779, 5.50%, 09/01/2053	1,008,159	1,017,079
Pool FS8469, 5.50%, 07/01/2054	334,198	339,553
Pool MA0584, 4.50%, 10/01/2040	8,394	8,130
Pool MA1201, 3.50%, 10/01/2032	61,983	60,892
Pool MA2705, 3.00%, 08/01/2046	519,523	464,942
Pool MA3210, 3.50%, 12/01/2047	309,023	284,882
Pool MA3356, 3.50%, 05/01/2048	1,470,836	1,351,008
Pool MA4626, 4.00%, 06/01/2052	1,237,466	1,158,199
Pool MA4733, 4.50%, 09/01/2052	458,799	443,155
Pool MA5071, 5.00%, 07/01/2053	1,237,665	1,224,748
Pool MA5271, 5.50%, 02/01/2054	1,297,386	1,307,739
Pool MA5495, 4.50%, 10/01/2054	1,014,213	976,833
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,015,883)		22,093,244

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 5.77%, 11/25/2033 (d)	206,433	184,710
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (c)(d)	285,647	261,888
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	247,957	254,353
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	22,846	23,622
Series 3622, Class WA, 5.50%, 09/15/2039	110,317	113,948
Series 3793, Class UA, 4.00%, 06/15/2033	21,038	20,643
Series 3827, Class HA, 3.50%, 11/15/2025	1,521	1,518
Series 3940, Class PD, 2.50%, 02/15/2041	49,529	48,575
Series 4077, Class AP, 4.00%, 01/15/2042	21,340	21,104
Series 4183, Class PA, 3.50%, 01/15/2043	5,338	5,321
Series 4753, Class JA, 3.00%, 12/15/2047	842,968	774,900
Series 4760, Class A, 3.00%, 02/15/2048	498,508	480,015
Series 4960, Class PD, 2.00%, 10/25/2049	592,509	500,164
Series 5145, Class AB, 1.50%, 09/25/2049	1,056,862	841,714
Series 5206, Class DV, 3.50%, 06/25/2033	882,279	844,873

The accompanying notes are an integral part of the financial statements.
2

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

August 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9% (continued)
Series 5227, Class JQ, 4.00%, 04/25/2047	$820,562	$802,481
Series 5252, Class BA, 4.00%, 02/25/2050	860,952	851,866
Series 5569, Class BA, 5.00%, 07/25/2052	1,216,996	1,217,123
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	18,130	18,673
Series 2009-96, Class DB, 4.00%, 11/25/2029	32,193	32,015
Series 2013-13, Class MA, 4.00%, 01/25/2043	188,241	182,464
Series 2016-24, Class HA, 3.00%, 04/25/2044	34,548	33,979
Series 2016-49, Class LA, 3.50%, 01/25/2043	51,997	51,574
Series 2016-89, Class CG, 3.00%, 04/25/2046	90,314	84,230
Series 2017-105, Class N, 3.00%, 01/25/2048	1,016,143	913,019
Series 2017-22, Class EC, 3.00%, 06/25/2044	64,568	63,428
Series 2018-45, Class AB, 3.00%, 06/25/2048	176,569	160,469
Series 2019-33, Class N, 3.00%, 03/25/2048	203,730	192,776
Series 2022-22, Class EV, 4.00%, 07/25/2033	634,684	619,487
Government National Mortgage Association
Series 2020-133, Class HA, 3.50%, 09/20/2050	189,819	173,515
Series 2020-134, Class NP, 2.50%, 09/20/2050	787,917	657,604
Series 2020-84, Class WA, 3.50%, 06/20/2050	143,039	130,875
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (c)(d)	548,407	447,428
Harborview Mortgage Loan Trust, Series 2004-4, Class 2A, 5.03% (1 mo. Term SOFR + 0.67%), 06/19/2034	50,576	46,082
JP Morgan Mortgage Trust
Series 2013-3, Class A3, 3.39%, 07/25/2043 (c)(d)	38,991	36,828
Series 2017-2, Class A3, 3.50%, 05/25/2047 (c)(d)	92,797	84,749
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (c)(d)	146,698	142,317
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (c)(d)	1,308,952	1,317,064
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (c)(d)	1,161,407	1,036,108
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (c)(d)	132,709	129,120
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (c)(d)	909,827	823,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,543,715)		14,626,133

ASSET-BACKED SECURITIES — 6.9%
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	896,603	832,415
Avis Budget Car Rental LLC, Series 2023-8A, Class A, 6.02%, 02/20/2030 (c)	1,000,000	1,051,500
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (c)	1,042,388	976,515
Domino’s SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (c)	636,988	602,738
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (c)	280,510	279,035
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	1,005,000	1,022,893
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (c)	10,000	9,518
Series 2021-3, 2.59%, 10/15/2031 (c)	1,200,000	1,061,097
Union Pacific Railroad Co., 6.18%, 01/02/2031	464,174	485,928

The accompanying notes are an integral part of the financial statements.
3

Oakhurst Fixed Income Fund

Schedule of Investments (concluded)

August 31, 2025

	Par	Value
ASSET-BACKED SECURITIES — 6.9% (continued)
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (c)	$933,000	$940,680
TOTAL ASSET-BACKED SECURITIES (Cost $7,230,913)		7,262,319

U.S. GOVERNMENT AGENCY ISSUES — 1.8%
Federal Farm Credit Banks Funding Corp, 2.40%, 03/24/2036	900,000	727,719
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000	1,113,732
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,894,540)		1,841,451

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	1,537,205	1,537,205
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,537,205)		1,537,205

	Shares
MONEY MARKET FUNDS — 0.0%(f)
Invesco Treasury Portfolio - Institutional Class, 4.16%(e)	56,890	56,890
TOTAL MONEY MARKET FUNDS (Cost $56,890)		56,890

TOTAL INVESTMENTS — 100.7% (Cost $107,648,716)		106,184,753
Liabilities in Excess of Other Assets — (0.7)%		(723,371)
TOTAL NET ASSETS — 100.0%		$105,461,382

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $1,501,120.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2025.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $12,037,101 or 11.4% of the Fund’s net assets.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
4

OAKHURST FIXED INCOME FUND

Statement of Assets and Liabilities

August 31, 2025

ASSETS
Investments of securities of unaffiliated issuers, at value (cost $106,111,511)(1)	$104,647,548
Investments purchased with proceeds from securities lending collateral, at value (cost $1,537,205)	1,537,205
Receivables for:
Dividends and interest	763,770
Capital shares sold	339,345
Securities lending income	257
Prepaid and other expenses	5,541
Total assets	107,293,666

LIABILITIES
Payables for:
Capital shares redeemed	39,148
Dividends	172,204
Professional fees	23,772
Due to Advisor	18,639
Administration and accounting fees	20,541
Securities lending collateral	1,537,205
Other accrued expenses and liabilities	20,775
Total liabilities	1,832,284
Net assets	105,461,382

NET ASSETS CONSIST OF:
Par value	$11,896
Paid-in capital	118,941,128
Total distributable earnings/(loss)	(13,491,642)
Net assets	$105,461,382

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	11,896,376
Net asset value, offering and redemption price per share	$8.87

(1)	Includes market value of securities on loan of $1,501,120.

The accompanying notes are an integral part of the financial statements.
5

OAKHURST FIXED INCOME FUND

Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

INVESTMENT INCOME
Dividends from unaffiliated investments	$34,490
Dividends from affiliated investments	164,480
Interest	5,831,072
Securities lending income, net	6,693
Total investment income	6,036,735

EXPENSES
Advisory fees	661,098
Administration and accounting fees	91,330
Legal fees	48,997
Officer fees	46,239
Director fees	36,111
Registration and filing fees	28,851
Audit and tax service fees	21,342
Custodian fees	11,769
Printing and shareholder reporting fees	11,457
Other expenses	15,532
Total expenses before waivers and reimbursments	972,726
Less: waivers and reimbursemets	(186,303)
Net expenses after waivers and reimbursments	786,423
Net investment income/(loss)	5,250,312

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(2,714,684)
Net realized gain/(loss) from investments in affiliated issuers	(41,402)
Net change in unrealized appreciation/(depreciation) on:
Investments in unaffiliated securities	2,083,199
Net realized and unrealized gain/(loss) from investments	(672,887)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,577,425

The accompanying notes are an integral part of the financial statements.
6

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	FOR THE Year ENDED AUGUST 31, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$5,250,312	$4,529,656
Net realized gain/(loss) on investments	(2,756,086)	(2,820,459)
Net change in unrealized appreciation/(depreciation) on investments	2,083,199	7,204,480
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,577,425	8,913,677

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(5,356,475)	(4,568,696)
Net decrease in net assets from dividends and distributions to shareholders	(5,356,475)	(4,568,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,702,887	45,762,565
Reinvestment of distributions	3,259,520	2,866,950
Shares redeemed	(70,519,687)	(43,584,779)
Net increase/(decrease) in net assets from capital share transactions	(18,557,280)	5,044,736
Total increase/(decrease) in net assets	(19,336,330)	9,389,717

NET ASSETS:
Beginning of year	124,797,712	115,407,995
End of year	$105,461,382	$124,797,712

SHARE TRANSACTIONS:
Shares sold	5,535,101	5,304,313
Shares reinvested	370,990	332,675
Shares redeemed	(8,031,685)	(5,090,417)
Net increase/(decrease) in shares outstanding	(2,125,594)	546,571

The accompanying notes are an integral part of the financial statements.
7

OAKHURST FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL SHARES
	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024(1)	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.90	$8.56	$8.90	$10.28	$10.40
Net investment income/(loss)(3)	0.35	0.34	0.27	0.19	0.15
Net realized and unrealized gain/(loss) from investments	(0.02)	0.35	(0.33)	(1.26)	— (2)
Net increase/(decrease) in net assets resulting from operations	0.33	0.69	(0.06)	(1.07)	0.15
Dividends and distributions to shareholders from:
Net investment income	(0.36)	(0.35)	(0.28)	(0.22)	(0.21)
Net realized gains on investments	—	—	—	(0.09)	(0.06)
Total distributions	(0.36)	(0.35)	(0.28)	(0.31)	(0.27)
Net asset value, end of period	$8.87	$8.90	$8.56	$8.90	$10.28
Total investment return/(loss)(4)	3.86%	8.21%	(0.62)%	(10.59)%	1.42%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$105,461	$124,798	$115,408	$119,410	$126,210
Ratio of expenses to average net assets with waivers and/or reimbursements(5)	0.60%	0.58%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements(5)	0.74%	0.78%	0.78%	0.84%	0.80%
Ratio of net investment income/(loss) to average net assets with waviers(6)	3.99%	3.97%	3.16%	1.97%	1.45%
Portfolio turnover rate	63%	41%	36%	48%	52%

(1)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Rounds to less than $0.01 per share.
(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(6)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.
8

OAKHURST FIXED INCOME FUND

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the Oakhurst Fixed Income Fund (the “Fund”). The Oakhurst Fixed Income Fund commenced operations on October 31, 2012. The Fund was treated as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its respective shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of the Fund are not currently offered. When both share classes of the Fund are offered, each share class of the Fund will represent an ownership interest in the corresponding Fund’s investment portfolio.

The investment objective of the Fund is total return.

The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements

9

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$30,627,834	$—	$30,627,834
Corporate Bonds	—	28,139,677	—	28,139,677
Mortgage-Backed Securities	—	22,093,244	—	22,093,244
Collateralized Mortgage Obligations	—	14,626,133	—	14,626,133
Asset-Backed Securities	—	7,262,319	—	7,262,319
U.S. Government Agency Issues	—	1,841,451	—	1,841,451
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,537,205
Money Market Funds	56,890	—	—	56,890
Total Investments	$56,890	$104,590,658	$—	$106,184,753

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

10

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER INVESTMENT COMPANIES – The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

11

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Fund. An affiliate of the Adviser, Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) served as the investment sub-adviser to the Fund through April 17, 2025. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. Through April 17, 2025, the Sub-Adviser was paid a fee equal to the annual rate of 0.475% of the Fund’s average daily net assets. Compensation of the Sub-Adviser was paid by the Adviser (not the Fund) at the annual rate of the average value of a Fund’s daily net assets. The Sub-Adviser’s fee was reduced on a pro-rata basis to the extent that the Adviser reduced its advisory fees or reimburses expenses of the Fund.

Effective April 17, 2025, the Sub-Adviser ceased to serve as investment sub-adviser to the Fund. The Fund continues to be advised by the Adviser, and continues to operate under the same principle investment strategies. Barry P. Julien, CFA® and John Han, CFA® will continue to serve as portfolio managers to the Fund.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% (0.58% until October 30, 2024) of the average daily net assets allocable to the Institutional Class shares of the Fund. During the period from September 1, 2024 through August 31, 2025, the Adviser reduced advisory fees for the Fund by $186,303.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
	August 31, 2027	August 31, 2028	Total
Oakhurst Fixed Income Fund	$181,008	$186,303	$367,311

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

12

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

DIRECTOR AND OFFICER COMPENSATION - The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. INVESTMENT TRANSACTIONS

During the current fiscal period, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

Purchases of investment securities	$67,372,270
Proceeds from sales and maturities of investment securities	78,429,278

During the current fiscal period, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

Purchases of U.S. government long-term securities	$13,213,239
Proceeds from sales and maturities of U.S. government securities	19,492,185

4. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statement.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of the end of the Fund’s fiscal year on August 31, 2025:

Tax cost of investments	$107,661,310
Gross unrealized appreciation	1,600,314
Gross unrealized depreciation	(3,076,871)
Net unrealized appreciation/(depreciation) on investments	(1,476,557)
Undistributed ordinary income	180,146
Accumulated capital and other losses	(12,023,027)
Dividend payable	(172,204)
Total distributable earnings/(loss)	$(13,491,642)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and dividends payable.

13

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
August 31, 2025	$5,341,298	$—	$5,341,298
August 31, 2024	4,548,812	—	4,548,812

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2025, the Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

Short-term loss carryforwards	$(922,931)
Long-term loss carryforwards	(11,100,796)
Total	$(12,023,027)

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended August 31, 2025, the Fund did not incur any interest or penalties.

5. SECURITIES LENDING

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Fund, and the Custodian, the Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Fund bears the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Fund to the risk of loss should a borrower default on its

14

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Oakhurst Fixed Income Fund	$1,501,120	$1,537,205	$6,693

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Oakhurst Fixed Income Fund	$1,501,120	$—	$1,501,120	$(1,501,120)	$—	$—

1	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
2	Net amount represents the net amount receivable from the counterparty in the event of default.

6. Risks Associated with Collateralized Mortgage Obligations

The Fund has adopted a fundamental policy to concentrate its investments in the mortgage-backed securities industry. This means the Fund generally aims to invest at least 25% of its total assets in agency and non-agency collateralized mortgage obligations (“CMOs”). The Fund’s investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Fund to reinvest its assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of the Fund’s policy to concentrate in CMOs, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of the end of the current fiscal period, the Fund had 13.9% of the value of its net assets invested in CMOs.

7. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number

15

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2025

of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding the Fund’s investments in 144A securities.

8. Transactions with Affiliates

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from September 1, 2024 through August 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	September 1, 2024		Additions		Reductions
Issuer Name	Share Balance	Fair VALUE	Share Balance	COST	Share Balance	Proceeds
F/m US Treasury 3 Month Bill ETF	—	$—	161,000	$8,046,780	161,000	$8,043,560
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	80,624	4,103,211	80,624	4,108,599
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	178,103	8,982,624	178,103	8,939,054
Total	—	—	419,727	21,132,615	419,727	21,091,213

	August 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change In Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Fair VALUE
F/m US Treasury 3 Month Bill ETF	$—	$—	$—	$(3,220)		$—
F/m 3-Year Investment Grade Corporate Bond ETF	55,053	—	—	5,388	—	—
F/m 10-Year Investment Grade Corporate Bond ETF	109,427	—	—	(43,570)	—	—
Total	164,480		—	(41,402)	—	—

9. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

16

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (CONCLUDED)

August 31, 2025

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

Fund	Record Date	EX-DATE/ PAY DATE	Distribution Rate Per Share
Oakhurst Fixed Income Fund	9/29/2025	9/30/2025	$0.30007335

17

OAKHURST FIXED INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oakhurst Fixed Income Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

18

OAKHURST FIXED INCOME FUND

OTHER INFORMATION

(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) on behalf of the Oakhurst Fixed Income Fund (the “Fund”) between F/m and the Company at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent, and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Fund, and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2024. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-year and ten-year periods ended December 31, 2024, equaled the performance of the median of its Peer Group for the since-inception period ended December 31, 2024, and underperformed the median of its Peer Group for the three-month, one-year, and five-year periods ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that F/m had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025, to limit total annual operating expenses to agreed upon levels for the Fund.

The Directors noted that the Fund’s net advisory fee was above the median and ranked in the 5th quintile of its Peer Group and the Fund’s total net expenses were above the median and ranked in the 4th quintile of its Peer Group.

19

OAKHURST FIXED INCOME FUND

OTHER INFORMATION (CONCLUDED)

(UNAUDITED)

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2026.

20

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(This Page Intentionally Left Blank.)

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
August 31, 2025

F/m Investments
Large Cap Focused Fund
of

The RBB Fund, Inc.

Investor Class Shares (IAFMX)

Institutional Class Shares (IAFLX)

F/m Investments LLC

F/m Investments Large Cap Focused Fund

Schedule of Investments

August 31, 2025

	Shares	Value
COMMON STOCKS — 89.4%
Communication Services — 10.0%
Alphabet, Inc. - Class A	7,601	$1,618,329
Meta Platforms, Inc. - Class A	5,479	4,047,337
Netflix, Inc. (a)	2,053	2,480,537
		8,146,203
Consumer Discretionary — 5.2%
Amazon.com, Inc. (a)	18,516	4,240,164

Energy — 2.3%
Diamondback Energy, Inc.	12,552	1,867,236

Financials — 5.3%
LPL Financial Holdings, Inc.	7,575	2,760,936
Mastercard, Inc. Class A - Class A	2,638	1,570,375
		4,331,311
Health Care — 2.0%
Boston Scientific Corp. (a)	15,391	1,623,751

Information Technology — 64.6%(b)
Advanced Micro Devices, Inc. (a)	10,337	1,681,106
Apple, Inc.	40,624	9,430,455
AppLovin Corp. - Class A (a)	8,345	3,993,833
Astera Labs, Inc. (a)	19,611	3,573,124
Broadcom, Inc.	9,090	2,703,275
CyberArk Software Ltd. (a)	5,737	2,600,353
First Solar, Inc. (a)	19,747	3,854,417
Microsoft Corp.	6,959	3,526,056
NVIDIA Corp.	61,093	10,641,179
Palantir Technologies, Inc. - Class A (a)	47,146	7,388,250
Palo Alto Networks, Inc. (a)	8,394	1,599,225
ServiceNow, Inc. (a)	1,874	1,719,320
		52,710,593
TOTAL COMMON STOCKS (Cost $51,604,144)		72,919,258

EXCHANGE TRADED FUNDS — 8.0%
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF (d)	44,563	2,234,389
US Treasury 6 Month Bill ETF (d)	84,674	4,249,788
TOTAL EXCHANGE TRADED FUNDS (Cost $6,483,280)		6,484,177

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.8%
First American Treasury Obligations Fund - Class X, 4.20%(c)	2,290,458	$2,290,458
TOTAL MONEY MARKET FUNDS (Cost $2,290,458)		2,290,458

TOTAL INVESTMENTS — 100.2% (Cost $60,377,882)		81,693,893
Liabilities in Excess of Other Assets — (0.2)%		(160,537)
TOTAL NET ASSETS — 100.0%		$81,533,356

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	As of August 31, 2025, the Fund had a significant portion of its assets invested in this sector. See Note 1 in the Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(d)	Affiliated company as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of the financial statements.
1

F/m Investments Large Cap Focused Fund

Statement of Assets and Liabilities

August 31, 2025

ASSETS
Investments in securities, at value (cost $53,894,602)	$75,209,716
Affiliated investments (cost $6,483,280)	6,484,177
Receivables for:
Dividends and interest	13,966
Prepaid expenses and other assets	2,391
Total assets	81,710,250

LIABILITIES
Payables for:
Distribution fees - Investor Class	58,707
Advisory fees	42,287
Administration and accounting fees	22,628
Fund shares redeemed	4,867
Transfer agent fees	1,067
Other accrued expenses and liabilities	47,338
Total liabilities	176,894

Net assets	$81,533,356

NET ASSETS CONSIST OF:
Par value	$3,896
Paid-in capital	52,298,912
Total distributable earnings/(losses)	29,230,548
Net assets	$81,533,356

INVESTOR CLASS SHARES:
Net assets	$16,998,923
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	827,630
Net asset value, offering and redemption price per share	$20.54

INSTITUTIONAL CLASS SHARES:
Net assets	$64,534,433
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,068,606
Net asset value, offering and redemption price per share	$21.03

The accompanying notes are an integral part of the financial statements.
2

F/m Investments Large Cap Focused Fund

Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2025

INVESTMENT INCOME
Dividends from unaffiliated investments	$234,190
Dividends from affiliated investments	66,303
Interest income	232,405
Total investment income	532,898

EXPENSES
Advisory fees	492,981
Transfer agent fees	77,930
Administration & accounting fees	74,440
Legal fees	48,581
Distribution fees - Investor Class	37,379
Officer fees	20,792
Audit and tax fees	18,042
Registration fees	17,519
Trustee Fees	14,090
Shareholder reporting fees	8,609
Custody fees	1,523
Other	9,824
Total expenses before waivers and/or reimbursements	821,710
Less: waivers and/or reimbursements	(151,497)
Net expenses after waivers and/or reimbursements	670,213
Net investment income/(loss)	(137,315)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	15,242,217
Affiliated investments	(177)
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	3,375,448
Affiliated investments	897
Net realized and unrealized gain/(loss)	18,618,385

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,481,070

The accompanying notes are an integral part of the financial statements.
3

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2025	For the period Ended august 31, 2024^	For The Year Ended June 30, 2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$(137,315)	$(53,250)	$(201,433)
Net realized gain/(loss) from investments	15,242,040	3,473,495	596,468
Net change in unrealized appreciation/(depreciation) on investments	3,376,345	(3,428,005)	12,604,124
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,481,070	(7,760)	12,999,159

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,116,464)	—	—
Investor Class	(3,951,698)	—	—
Total distributions to shareholders	(5,068,162)	—	—

CAPITAL SHARE TRANSACTIONS
INVESTOR CLASS
Proceeds from shares sold	755,177	230,302	532,377
Reinvestments of distributions to shareholders	1,116,464	—	—
Shares redeemed	(1,774,077)	(338,776)	(2,089,516)
Total Investor Class	97,564	(108,474)	(1,557,139)

INSTITUTIONAL CLASS
Proceeds from shares sold	138,004	—	1,360,760
Reinvestments of distributions to shareholders	3,951,698	—	—
Shares redeemed	(1,610,757)	(479,382)	(8,027,363)
Total Institutional Class	2,478,945	(479,382)	(6,666,603)
Net increase/(decrease) in net assets from capital share transactions	2,576,509	(587,856)	(8,223,742)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	15,989,417	(595,616)	4,775,417

NET ASSETS:
Beginning of period	$65,543,939	$66,139,555	$61,364,138
End of period	$81,533,356	$65,543,939	$66,139,555

^	The Fund changed its fiscal year end to August 31 during the period. The period is from July 1, 2024 to August 31, 2024.

The accompanying notes are an integral part of the financial statements.
4

F/m Investments Large Cap Focused Fund

STATEMENTS of Changes in Net Assets (Concluded)

	FOR THE Year ENDED AUGUST 31, 2025	For the period Ended august 31, 2024^	For The Year Ended June 30, 2024
SHARE TRANSACTIONS
INVESTOR CLASS
Shares sold	42,728	13,884	36,101
Shares issued in reinvestment of distributions to shareholders	63,981	—	—
Shares redeemed	(103,625)	(20,961)	(136,708)
Net increase/(decrease) in shares	3,084	(7,077)	(100,607)

INSTITUTIONAL CLASS
Shares sold	7,147	—	93,308
Shares issued in reinvestment of distributions to shareholders	221,632	—	—
Shares redeemed	(94,994)	(28,096)	(579,145)
Net increase/(decrease) in shares	133,785	(28,096)	(485,837)

^	The Fund changed its fiscal year end to August 31 during the period. The period is from July 1, 2024 to August 31, 2024.

The accompanying notes are an integral part of the financial statements.
5

F/m Investments Large Cap Focused Fund

Investor Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(e)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.17	$17.17		$13.82	$12.57	$19.96	$15.90
Net investment income/(loss) (a)	(0.08)	(0.03)		(0.09)	(0.01)	(0.08)	(0.12)
Net realized and unrealized gain/ (loss) from investments	4.80	0.03		3.44	3.04	(3.07)	6.59
Net increase/(decrease) in net assets resulting from operations	4.72	—		3.35	3.03	(3.15)	6.47
Dividends and distributions to shareholders from:
Net investment income	—	—		—	—	—	—
Net realized capital gains	(1.35)	—		—	(1.78)	(4.24)	(2.41)
Total distributions	(1.35)	—		—	(1.78)	(4.24)	(2.41)
Net asset value, end of period	$20.54	$17.17		$17.17	$13.82	$12.57	$19.96
Total investments return/(loss) (b)	28.87%	0.00	%(g)	24.24%	28.91%	(21.33)%	42.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$16,999	$14,157		$14,279	$12,887	$9,934	$13,643
Ratio of total expenses to average net assets (c)(d)	1.36%	1.24	%(h)	1.44%	1.39%	1.39%	1.41%
Ratio of net expenses to average net assets (d)	1.15%	1.15	%(h)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets (f)	(0.39)%	(0.68	)%(h)	(0.53)%	(0.11)%	(0.46)%	(0.63)%
Portfolio turnover rate	132%	19	%(g)	59%	113%	169%	195%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(d)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(e)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(g)	Not annualized.
(h)	Annualized.

The accompanying notes are an integral part of the financial statements.
6

F/m Investments Large Cap Focused Fund

Institutional Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the year Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(f)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.51	$17.50		$14.06	$12.72	$20.10	$15.96
Net investment income/(loss) (a)	(0.02)	—	(b)	(0.03)	0.02	(0.02)	(0.05)
Net realized and unrealized gain/ (loss) from investments	4.89	0.01		3.47	3.10	(3.12)	6.60
Net increase/(decrease) in net assets resulting from operations	4.87	0.01		3.44	3.12	(3.14)	6.55
Dividends and distributions to shareholders from:
Net investment income	—	—		—	—	—	—
Net realized capital gains	(1.35)	—		—	(1.78)	(4.24)	(2.41)
Total distributions	(1.35)	—		—	(1.78)	(4.24)	(2.41)
Net asset value, end of period	$21.03	$17.51		$17.50	$14.06	$12.72	$20.10
Total investments return/(loss) (c)	29.19%	0.06	%(h)	24.47%	29.31%	(21.12)%	43.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$64,534	$51,387		$51,860	$48,477	$56,045	$75,757
Ratio of total expenses to average net assets (d)(e)	1.11%	0.99	%(i)	1.20%	1.14%	1.14%	1.16%
Ratio of net expenses to average net assets (e)	0.90%	0.90	%(i)	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets (g)	(0.14)%	(0.43	)%(i)	(0.28)%	0.16%	(0.21)%	(0.38)%
Portfolio turnover rate	132%	19	%(h)	59%	113%	169%	195%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(e)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(f)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund. (Note 1).

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(h)	Not annualized.
(i)	Annualized.

The accompanying notes are an integral part of the financial statements.
7

F/m Investments Large Cap Focused Fund

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the F/m Investments Large Cap Focused Fund (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2025 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments LLC (the “Adviser”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to

8

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2025

make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$72,919,258	$72,919,258	$—	$—
Exchange Traded Funds	6,484,177	6,484,177	—	—
Money Market Funds	2,290,458	2,290,458	—	—
Total Investments	$81,693,893	$81,693,893	$—	$—

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

9

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2025

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SECTOR RISK – If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2025, the Fund had 64.6% of its net assets invested in the Information Technology sector.

NON-DIVERSIFIED FUND – The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily

10

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2025

net assets. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes, and any other items as agreed upon by the parties from time to time) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

EXPIRATION
June 30, 2027	AUGUST 31, 2027	AUGUST 31, 2028	Total
$126,934	$10,543	$151,497	$288,974

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser, the Distributor, and Ultimus Fund Distributors, LLC) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $37,379 of distribution fees under the Plan.

11

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2025

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $86,322,599 and $85,894,622, respectively.

4. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of the Fund’s fiscal year ended August 31, 2025:

Tax cost of portfolio investments	$60,384,111
Gross unrealized appreciation	21,373,213
Gross unrealized depreciation	(63,431)
Net unrealized appreciation	21,309,782
Undistributed long term gain	8,033,316
Other accumulated gain/(loss)	(112,550)
Total distributable earnings/(losses)	29,230,548

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the fiscal period from July 1, 2024 to August 31, 2024 and the year ended June 30, 2024, the Fund did not pay any distributions to shareholders. The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
F/m Large Cap Focused Fund	$—	$5,068,162	$5,068,162

12

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2025

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. As of August 31, 2025, the Fund had $112,550 of qualified late-year losses. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains. During the fiscal year, the Fund utilized $1,864,575 of capital loss carryforwards.

For the fiscal period from September 1, 2024 to August 31, 2025, the Fund reclassified $252,586 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. These reclassifications are primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and adjustments and the disallowance of net operating losses. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period from September 1, 2024 to August 31, 2025, the Fund did not incur any interest or penalties.

5. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such affiliated issuers are:

	September 1, 2024		Additions		Reductions
Issuer Name	Share Balance	FAIR VALUE	Share Balance	COST	Share Balance	Proceeds
F/m Investments Large Cap Focused Fund
F/m US Treasury 6 Month Bill ETF	—	$—	160,421	$8,030,642	75,747	$3,792,814
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	—	—	118,709	5,972,764	74,146	3,727,135
Total	—	—	279,130	14,003,406	149,893	7,519,949

13

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (concluded)

August 31, 2025

	August 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change In Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	FAIR VALUE
F/m Investments Large Cap Focused Fund
F/m US Treasury 6 Month Bill ETF	$33,991	$—	$9,728	$2,232	84,674	$4,249,788
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	32,312	—	(8,831)	(2,409)	44,563	2,234,389
Total	66,303	—	897	(177)	129,237	6,484,177

6. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring recognition or disclosure in the financial statements.

14

F/m Investments Large Cap Focused Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Investments Large Cap Focused Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended August 31, 2025, the period from July 1, 2024 through August 31, 2024, and the year ended June 30, 2024, the financial highlights for the year ended August 31, 2025, the period from July 1, 2024 through August 31, 2024, and each of the three years ended June 30, 2024, 2023, and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended June 30, 2021, were audited by other auditors whose report dated August 27, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

15

F/m Investments Large Cap Focused Fund

Approval of Investment Advisory Agreements

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (“Investment Advisory Agreement”) between F/m and the Company on behalf of the Fund at a meeting of the Board held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the aforementioned Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its respective benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Fund and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, and since inception periods ended December 31, 2024. The Directors noted that the Fund’s institutional shares outperformed its primary benchmark, the Russell 1000 Growth Total Return Index, for the three-month period ended December 31, 2024, and underperformed its benchmark for the one-year, three-year, five-year, and since-inception periods ended December 31, 2024. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, three-year, five-year, and since-inception periods ended December 31, 2024, and underperformed the median of its Peer Group for the one-year period ended December 31, 2024.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that the Fund’s net advisory fee was below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group. The Directors noted that F/m had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding F/m’s costs, estimated profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2026.

16

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements

August 31, 2025

F/m Emerald Life Sciences Innovation ETF | (Nasdaq: LFSC)

a series of The RBB Fund, Inc.

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Schedule of Investments

August 31, 2025

	SHARES	Value
COMMON STOCKS — 98.7%
Health Care — 98.7%(a)
Biotechnology — 54.5%(a)
89bio, Inc. (b)	225,515	$2,036,401
ACADIA Pharmaceuticals, Inc. (b)	50,159	1,303,632
Akero Therapeutics, Inc. (b)	6,523	304,820
Axsome Therapeutics, Inc. (b)	11,082	1,344,025
Biohaven Ltd. (b)	22,295	343,120
Bridgebio Pharma, Inc. (b)	48,892	2,530,650
Cogent Biosciences, Inc. (b)	153,795	1,857,844
Guardant Health, Inc. (b)	40,491	2,729,903
Insmed, Inc. (b)	10,973	1,493,425
KalVista Pharmaceuticals, Inc. (b)	197,561	2,659,171
Korro Bio, Inc. (b)	54,817	1,265,176
Madrigal Pharmaceuticals, Inc. (b)	6,270	2,745,320
Mirum Pharmaceuticals, Inc. (b)	29,556	2,183,302
Nektar Therapeutics (b)	52,699	1,573,592
Novocure Ltd. (b)	19,015	234,455
Savara, Inc. (b)	325,797	1,068,614
Soleno Therapeutics, Inc. (b)	55,306	3,742,557
Spyre Therapeutics, Inc. (b)	54,433	897,600
Ultragenyx Pharmaceutical, Inc. (b)	61,231	1,834,481
WaVe Life Sciences Ltd. (b)	315,432	3,028,147
		35,176,235
Health Care Services — 5.1%
RadNet, Inc. (b)	45,645	3,275,485

Medical Equipment — 25.0%(a)
Alphatec Holdings, Inc. (b)	125,647	1,997,787
Ceribell, Inc. (b)	76,899	909,715
Globus Medical, Inc. - Class A (b)	14,143	866,542
Integer Holdings Corp. (b)	11,112	1,198,652
LivaNova PLC (b)	77,266	4,355,484
Merit Medical Systems, Inc. (b)	29,021	2,627,561
Orthofix Medical, Inc. (b)	65,777	985,340
TransMedics Group, Inc. (b)	28,006	3,219,570
		16,160,651
Medical Supplies — 1.2%
ICU Medical, Inc. (b)	6,396	816,513

Health Care — 98.7%(a) (continued)
Pharmaceuticals — 12.9%
Collegium Pharmaceutical, Inc. (b)	53,588	$2,079,214
Corcept Therapeutics, Inc. (b)	29,449	2,053,184
Travere Therapeutics, Inc. (b)	194,431	3,402,543
United Therapeutics Corp. (b)	2,668	813,100
		8,348,041
Total Health Care		63,776,925
TOTAL COMMON STOCKS (Cost $48,473,255)		63,776,925

EXCHANGE TRADED FUNDS — 1.3%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF(c)	16,539	829,265
TOTAL EXCHANGE TRADED FUNDS (Cost $828,229)		829,265

TOTAL INVESTMENTS — 100.0% (Cost $49,301,484)		64,606,190
Liabilities in Excess of Other Assets — (0.0)% (d)		(25,203)
TOTAL NET ASSETS — 100.0%		$64,580,987

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
1

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Statement of Assets and Liabilities

August 31, 2025

F/m Emerald Life Sciences Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value	$63,776,925
Investments in affiliated securities, at value	829,265
Cash - interest bearing deposit account	2,620
Interest receivable	122
Total assets	64,608,932

LIABILITIES:
Payable to adviser	27,945
Total liabilities	27,945
NET ASSETS	$64,580,987

NET ASSETS CONSISTS OF:
Capital stock	$2,317
Additional paid-in capital	69,161,893
Total distributable earnings	(4,583,223)
Total net assets	$64,580,987

Net assets	$64,580,987
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	2,317,035
Net asset value per share	$27.87

COST:
Investments in unaffiliated securities, at cost	$48,473,255
Investments in affiliated securities, at cost	$828,229

The accompanying notes are an integral part of the financial statements.
2

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Statement of Operations

FOR THE PERIOD ENDED AUGUST 31, 2025

F/m Emerald Life Sciences Innovation ETF(a)
INVESTMENT INCOME:
Dividend income from affiliated securities	$19,805
Interest income	1,500
Total investment income	21,305

EXPENSES:
Investment advisory fee	351,277
Total expenses	351,277
Expense reimbursement by Adviser	(111,164)
Net expenses	240,113
NET INVESTMENT LOSS	(218,808)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(4,472,910)
Investments in affiliated securities	248
In-kind redemptions in unaffiliated securities	15,114,093
Net realized gain (loss)	10,641,431
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,543,736)
Investments in affiliated securities	1,036
Net change in unrealized appreciation (depreciation)	(3,542,700)
Net realized and unrealized gain (loss)	7,098,731
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,879,923

(a)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of the financial statements.
3

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Statement of Changes in Net Assets

Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(218,808)
Net realized gain (loss)	10,641,431
Net change in unrealized appreciation (depreciation)	(3,542,700)
Net increase (decrease) in net assets from operations	6,879,923

CAPITAL TRANSACTIONS:
Shares sold	85,717,522
Shares redeemed	(28,016,458)
Net increase (decrease) in net assets from capital transactions	57,701,064

NET INCREASE (DECREASE) IN NET ASSETS	64,580,987

NET ASSETS:
Beginning of the period	—
End of the period	$64,580,987

SHARES TRANSACTIONS
Shares sold	3,437,035
Shares redeemed	(1,120,000)
Total increase (decrease) in shares outstanding	2,317,035

(a)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of the financial statements.
4

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)
Net realized and unrealized gain (loss) on investments(d)	2.97
Total from investment operations	2.87

Net asset value, end of period	$27.87

TOTAL RETURN(e)	11.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,581
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.79%
After expense reimbursement/recoupment(f)(g)	0.54%
Ratio of net investment income (loss) to average net assets(c)(f)	(0.49)%
Portfolio turnover rate(e)(h)	19%

(a)	Inception date of the Fund was October 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
5

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the F/m Emerald Life Sciences Innovation ETF (the “Fund”).

Emerald Mutual Fund Advisers Trust, the Fund’s investment sub-adviser (the “Sub-Adviser”), manages separately the Emerald Growth Fund that contributed specific assets to the Fund (the “Contribution”). F/m Investments LLC (the “Adviser”) and Emerald Mutual Fund Advisers Trust (the “Sub-Adviser”) paid all costs surrounding the Contribution. The Contribution received on October 30, 2024 was tax free, and the cost basis of the assets were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in shares totaling 1,997,035 with a Net Asset Value of $25.00. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$49,925,875	$48,057,763	$29,210,357	$18,847,406

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period since the Fund’s inception from October 30, 2024 through August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

6

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

August 31, 2025

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$63,776,925	$63,776,925	$—	$—
Exchange Traded Funds	829,265	829,265	—	—
Total Investments*	$64,606,190	$64,606,190	$—	$—

*	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable

7

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

August 31, 2025

and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, quarterly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

HEALTH CARE SECTOR RISK - To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. As of August 31, 2025, the Fund had 98.7% of its net assets invested in the health care sector.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933

8

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

August 31, 2025

Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management fee for its services at an annual

9

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

August 31, 2025

rate of 0.79% of the Fund’s average daily net assets. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Emerald Mutual Fund Advisers Trust serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Sub-Adviser is paid a fee equal to the annual rate of 0.50% of the Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund).

The Adviser has contractually agreed to waive a portion of its advisory fee equal to the amount by which the total annual operating expenses (excluding certain items discussed below) for the Fund exceeds 0.54% of the average daily net assets attributable to the Fund. In determining the Adviser’s obligation to waive advisory fees, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.54%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$37,681,719
Sales of investment securities	9,928,322

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$7,761,827
Proceeds from in-kind sales of investment securities	26,065,529

10

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (continued)

August 31, 2025

5. FEDERAL INCOME TAX INFORMATION

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended August 31, 2025 was as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$—	$—	$—

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE- YEAR LOSS DEFERRAL	Accumulated Other Losses
$—	$—	$15,249,314	$(783,502)	$(201,629)	$(18,847,406)

As of August 31, 2025, the Fund had $783,502 of carry forward capital losses. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Fund had $201,629 of qualified late-year losses.

The cost basis of investments for federal income tax purposes at August 31, 2025, the Fund’s most recently completed fiscal period, were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m Emerald Life Sciences Innovation ETF	$49,356,876	$18,887,686	$(3,638,372)	$15,249,314

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of wash sales and passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to the tax treatment of redemptions in-kind and the disallowance of net operating losses were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
F/m Emerald Life Sciences Innovation ETF	$(11,463,146)	$11,463,146

11

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (Continued)

August 31, 2025

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant Agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	October 30, 2024*		Additions		Reductions
Issuer Name	Share Balance	Fair Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	—	$—	55,784	$2,798,735	39,245	$1,970,325
F/m US Treasury 3 Month Bill ETF	—	—	33,444	1,670,942	33,444	1,671,370
	—	—	89,228	4,469,677	72,689	3,641,695

*	Inception date of the Fund is October 30, 2024.

12

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Notes to Financial Statements (CONCLUDED)

August 31, 2025

	August 31, 2025
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$11,479	$—	$1,036	$(180)	$16,539	$829,265
F/m US Treasury 3 Month Bill ETF	8,326	—	—	428	—	—
	$19,805	$—	$1,036	$248	$16,539	$829,265

8. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

13

F/M EMERALD LIFE SCIENCES INNOVATION ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Emerald Life Sciences Innovation ETF (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period from October 30, 2024 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

14

F/M EMERALD LIFE SCIENCES INNOVATION ETF

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. During the fiscal period ended August 31, 2025, the Fund paid ordinary income dividends, and did not pay long-term capital gains dividends to its shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

15

F/M EMERALD LIFE SCIENCES INNOVATION ETF

OTHER INFORMATION

(UNAUDITED)

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.emeraldetfs.com/lfsc.

16

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Financial Statements
August 31, 2025

F/m Compoundr High Yield Bond ETF | (Nasdaq: CPHY)

F/m Compoundr U.S. Aggregate Bond ETF | (Nasdaq: CPAG)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m Compoundr High Yield Bond ETF

Schedule of Investments

August 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
Invesco BulletShares 2027 High Yield Corporate Bond ETF(a)	13,211	$300,022
Invesco BulletShares 2030 High Yield Corporate Bond ETF(a)	26,965	702,977
TOTAL EXCHANGE TRADED FUNDS (Cost $1,005,817)		1,002,999

TOTAL INVESTMENTS — 99.5% (Cost $1,005,817)		1,002,999
Other Assets in Excess of Liabilities — 0.5%		4,670
TOTAL NET ASSETS — 100.0%		$1,007,669

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
1

F/m Compoundr U.S. Aggregate Bond ETF

Schedule of Investments

August 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
Fidelity Total Bond ETF(a)	76,232	$3,497,524
TOTAL EXCHANGE TRADED FUNDS (Cost $3,502,098)		3,497,524

TOTAL INVESTMENTS — 99.5% (Cost $3,502,098)		3,497,524
Other Assets in Excess of Liabilities — 0.5%		17,759
TOTAL NET ASSETS — 100.0%		$3,515,283

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
2

F/m Compoundr ETFS

Statements of Assets and Liabilities

August 31, 2025

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
ASSETS:
Investments, at value	$1,002,999	$3,497,524
Receivable for fund shares sold	1,009,684	—
Receivable for investments sold	1,008,704	3,510,242
Cash - interest bearing deposit account	25	23,182
Total assets	3,021,412	7,030,948

LIABILITIES:
Payable for capital shares redeemed	1,007,670	3,515,285
Payable for investments purchased	1,005,817	—
Payable to adviser	256	380
Total liabilities	2,013,743	3,515,665
NET ASSETS	$1,007,669	$3,515,283

NET ASSETS CONSISTS OF:
Capital stock	$20	$35
Additional paid-in capital	1,010,723	3,520,202
Total distributable earnings	(3,074)	(4,954)
Total net assets	$1,007,669	$3,515,283

Net assets	$1,007,669	$3,515,283
Capital Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, 0.001 and 0.001 par value)	20,000	35,000
Net asset value per share	$50.38	$100.44

COST:
Investments, at cost	$1,005,817	$3,502,098

The accompanying notes are an integral part of the financial statements.
3

F/m Compoundr ETFS

Statements of Operations

FOR THE PERIOD ENDED AUGUST 31, 2025

	F/m Compoundr High Yield Bond ETF(a)	F/m Compoundr U.S. Aggregate Bond ETF(a)
INVESTMENT INCOME:
Total investment income	$—	$—

EXPENSES:
Investment advisory fee	256	380
Total expenses	256	380
NET INVESTMENT LOSS	(256)	(380)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	8,729	11,401
Net realized gain (loss)	8,729	11,401
Net change in unrealized appreciation (depreciation) on:
Investments	(2,818)	(4,574)
Net change in unrealized appreciation (depreciation)	(2,818)	(4,574)
Net realized and unrealized gain (loss)	5,911	6,827
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,655	$6,447

(a)	Inception date of the Fund was August 11, 2025.

The accompanying notes are an integral part of the financial statements.
4

F/m Compoundr ETFS

Statements of Changes in Net Assets

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
	Period ended August 31, 2025(a)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(256)	$(380)
Net realized gain (loss)	8,729	11,401
Net change in unrealized appreciation (depreciation)	(2,818)	(4,574)
Net increase (decrease) in net assets from operations	5,655	6,447

CAPITAL TRANSACTIONS:
Shares sold	2,009,684	7,024,121
Shares redeemed	(1,007,670)	(3,515,285)
Net increase (decrease) in net assets from capital transactions	1,002,014	3,508,836

NET INCREASE (DECREASE) IN NET ASSETS	1,007,669	3,515,283

NET ASSETS:
Beginning of the period	—	—
End of the period	$1,007,669	$3,515,283

SHARES TRANSACTIONS
Shares sold	40,000	70,000
Shares redeemed	(20,000)	(35,000)
Total increase (decrease) in shares outstanding	20,000	35,000

(a)	Inception date of the Fund was August 11, 2025.

The accompanying notes are an integral part of the financial statements.
5

F/m Compoundr High Yield Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	0.39
Total from investment operations	0.38

Net asset value, end of period	$50.38

TOTAL RETURN(e)	0.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,008
Ratio of expenses to average net assets(f)(g)	0.49%
Ratio of net investment income (loss) to average net assets(c)(f)	(0.49)%
Portfolio turnover rate(e)(h)	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

F/m Compoundr U.S. Aggregate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.02)
Net realized and unrealized gain (loss) on investments(d)	0.46
Total from investment operations	0.44

Net asset value, end of period	$100.44

TOTAL RETURN(e)	0.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,515
Ratio of expenses to average net assets(f)(g)	0.39%
Ratio of net investment income (loss) to average net assets(f)	(0.39)%
Portfolio turnover rate(e)(h)	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

F/m Compoundr ETFS

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fifty-nine active investment portfolios, including the F/m Compoundr High Yield Bond ETF and the F/m Compoundr U.S. Aggregate Bond ETF (each a “Fund” and together, the “Funds”). The Funds commenced operations on August 11, 2025.

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ Index. The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index.

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period since the Funds’ inception from August 11, 2025 through August 31, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION – The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

8

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m Compoundr High Yield Bond ETF	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,002,999	$—	$—	$1,002,999
Total Investments	$1,002,999	$—	$—	$1,002,999

F/m Compoundr U.S. Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$3,497,524	$—	$—	$3,497,524
Total Investments	$3,497,524	$—	$—	$3,497,524

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

9

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, annually, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER – In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

OTHER INVESTMENT COMPANIES - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

10

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

Cash - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

FINANCIAL SECTOR RISK - To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Financial Sector Risk is a principal risk of investing in the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

INFLATION-PROTECTED Securities - Each Fund may invest in Inflation-protected securities. Inflation-protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small

11

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

144A SECURITIES RISK- Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.39% and 0.49% of the average daily net assets of the F/m Compoundr U.S. Aggregate Bond ETF and the F/m Compoundr High Yield Bond ETF, respectively. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of

12

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Effective as of October 1, 2025 and through December 31, 2026, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.25% of average daily net assets of each Fund. In determining the Adviser’s obligation to waive advisory fees, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.25%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

4. INVESTMENT TRANSACTIONS

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
Purchases of investment securities	$1,008,073	$3,505,166

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
In-kind purchases of investment securities	$997,719	$3,495,773
Proceeds from in-kind sales of investment securities	1,008,073	3,510,242

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

13

F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2025

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
Tax cost of investments	$1,005,817	$3,502,098
Gross unrealized appreciation	—	—
Gross unrealized depreciation	(2,818)	(4,574)
Late-year loss deferral	(256)	(380)
Undistributed ordinary income	—	—
Total distributable earnings/(loss)	$(3,074)	$(4,954)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. The F/m Compoundr High Yield Bond ETF deferred $256 and the F/m Compoundr U.S. Aggregate Bond ETF deferred $380 in late year losses which will be treated as arising on the first business day of the following fiscal year.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

PERIOD Ended	DISTRIBUTABLE EARNINGS/ (LOSSES)	PAID-IN-CAPITAL
F/m Compoundr High Yield Bond ETF
August 31, 2025	$(8,729)	$8,729
F/m Compoundr U.S. Aggregate Bond ETF
August 31, 2025	$(11,401)	$11,401

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts. The Funds did not make any distributions during the period ended 8/31/25.

6. SECURITIES LENDING

Each Fund is permitted to engage in securities lending. As of the end of the reporting period, neither Fund had engaged in securities lending.

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F/m Compoundr ETFS

Notes to Financial Statements (CONCLUDED)

August 31, 2025

7. New Accounting Pronouncement

The Company has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Company operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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F/m Compoundr ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF (the “Funds”), each a series of The RBB Fund, Inc., as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period from August 11, 2025 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

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F/m Compoundr ETFS

OTHER INFORMATION

(UNAUDITED)

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments LLC (“F/m”) and the Company, on behalf of the new F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF (each a “Fund” and together, the “Funds”), at a Meeting held on July 10, 2025. At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of each Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Funds by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Funds; and (x) the extent to which economies of scale are relevant to the Funds. The Directors noted that the Funds had not yet commenced operations and, consequently, there was no performance information to review with respect to the Funds.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning a Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of each Fund out of the unitary fee.

After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2026.

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Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

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(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Change in registrant’s independent registered public accounting firm

(a)(5)(ii) Auditors’ response letters to SEC are attached hereto.

(a)(5)(iii) Auditors’ response letters to SEC are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/7/2025

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	11/7/2025

*	Print the name and title of each signing officer under his or her signature.

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